Registration No. 333-73121
                                                      Registration No. 811-08754
-------------------------------------------------------------------------------

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                           -------------------------

                                   FORM N-4

         REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933      [ ]

         Pre-Effective Amendment No.

         Post-Effective Amendment No. 20                              [X]

                                    AND/OR

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940       [ ]

         Amendment No. 113                                            [X]

                       (Check appropriate box or boxes)

                           -------------------------

                            SEPARATE ACCOUNT No. 45
                                      of
                      AXA EQUITABLE LIFE INSURANCE COMPANY
                          (Exact Name of Registrant)

                           -------------------------

                      AXA EQUITABLE LIFE INSURANCE COMPANY
                              (Name of Depositor)

             1290 Avenue of the Americas, New York, New York 10104 (Address of Depositor's Principal Executive Offices)
       Depositor's Telephone Number, including Area Code: (212) 554-1234

                           -------------------------

                                   DODIE KENT
                  VICE PRESIDENT AND ASSOCIATE GENERAL COUNSEL
                      AXA Equitable Life Insurance Company
              1290 Avenue of the Americas, New York, New York 10104
                     (Name and Address of Agent for Service)

                           -------------------------

                 Please send copies of all communications to:
                           CHRISTOPHER E. PALMER, ESQ.
                               GOODWIN PROCTER LLP
                            901 NEW YORK AVENUE, N.W.
                             WASHINGTON, D.C. 20001
                           -------------------------

         Approximate Date of Proposed Public Offering:  Continuous

         It is proposed that this filing will become effective (check appropriate box):

[ ]      Immediately upon filing pursuant to paragraph (b) of Rule 485.

[X]      On April 30, 2010 pursuant to paragraph (b) of Rule 485.

[ ]      60 days after filing pursuant to paragraph (a)(1) of Rule 485.

[ ]      On (date) pursuant to paragraph (a)(1) of Rule 485.

If appropriate, check the following box:

[ ] This post-effective amendment designates a new effective date for previously filed post-effective amendment.

Title of Securities Being Registered:

     Units of interest in Separate Account under variable annuity contracts.

                                      NOTE

This Post Effective Amendment No. 20 ("PEA") to the Form N-4 Registration Statement No. 333-73121 ("Registration Statement") of AXA Equitable Life Insurance Company ("AXA Equitable") and its Separate Account No. 45 is being filed for the purpose of including in the Registration Statement the additions/modifications reflected in the supplement and Statement of Additional Information. Part C of this Registration Statement has also been updated pursuant to the requirements of Form N-4. The PEA does not amend or delete any other Prospectus, or supplements to any Prospectus, or any other part of the Registration Statement except as specifically noted herein.
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AXA EQUITABLE LIFE INSURANCE COMPANY
SUPPLEMENT DATED MAY 1, 2010 TO PROSPECTUSES FOR:



o Income Manager(R) Accumulator(R)   o Accumulator(R) Plus(SM)
o Income Manager(R) Rollover IRA     o Accumulator(R) Elite(SM)
o Accumulator(R) (IRA, NQ, QP)       o Accumulator(R) Select(SM)
o Accumulator(R)

--------------------------------------------------------------------------------

This Supplement updates certain information in the most recent prospectus and statement of additional information you received for any of the products listed above, and in any Supplements to that prospectus and statement of additional information. The Appendix sets forth the dates of such prior prospectuses, statements of additional information and supplements, which, in addition to this Supplement, should be kept for future reference.

The most recent prospectus and statement of additional information you received are not your contract. Your contract and any endorsements, riders and data pages as identified in your contract are the entire contract between you and AXA Equitable and governs with respect to all features, benefits, rights and obligations. The description of the contract's provisions in that Prospectus and statement of additional information and any Supplements to that prospectus and statement of additional information is current as of their respective dates; however, because certain provisions may be changed after the date of this Supplement in accordance with the contract, the description of the contract's provisions in that Prospectus and statement of additional information and any Supplements to that prospectus and statement of additional information is qualified in its entirety by the terms of the actual contract.


We have filed with the Securities and Exchange Commission (SEC) our Statement of Additional Information (SAI) dated May 1, 2010. If you do not presently have a copy of the prospectus and prior Supplements, you may obtain additional copies, as well as a copy of the SAI, from us, free of charge, by writing to AXA Equitable, P.O. Box 1547, Secaucus, NJ 07096-1547, or calling (800) 789-7771. If you only need a copy of the SAI, you may mail in the SAI request form located at the end of this Supplement. The SAI has been incorporated by reference into this Supplement. This Supplement and the SAI can also be obtained from the SEC's website at www.sec.gov.


In this Supplement, we provide information on the following: (1) how to reach us; (2) investment options; (3) the Trusts' annual expenses and expense example; (4) important information about your guaranteed benefits; (5) tax information; (6) updated information on AXA Equitable; (7) how you can contribute to your contract; (8) managing your allocations; (9) disruptive transfer activity; (10) wire transmittals and electronic applications information; (11) certain information about our business day; (12) your contract date and contract date anniversary; (13) legal proceedings; (14) distribution of the contracts; (15) your annuity payout options; (16) incorporation of certain documents by reference; (17) financial statements;
(18) condensed financial information; and (19) hypothetical illustrations.

(1) HOW TO REACH US

Please communicate with us at the mailing addresses listed below for the purposes described. Certain methods of contacting us, such as by telephone or electronically, may be unavailable or delayed. For example, our facsimile service may not be available at all times and/or we may be unavailable due to emergency closing. In addition, the level and type of service available may be restricted based on criteria established by us. In order to avoid delays in processing, please send your correspondence and check to the appropriate location, as follows:


--------------------------------------------------------------------------------
 FOR CORRESPONDENCE WITH CHECKS:
--------------------------------------------------------------------------------

FOR CONTRIBUTIONS SENT BY REGULAR MAIL:
     Accumulator(R)
     P.O. Box 1577
     Secaucus, NJ 07096-1577

FOR CONTRIBUTIONS SENT BY EXPRESS DELIVERY:
     Accumulator(R)
     500 Plaza Drive, 6th Floor
     Secaucus, NJ 07094

--------------------------------------------------------------------------------
 FOR CORRESPONDENCE WITHOUT CHECKS:
--------------------------------------------------------------------------------

FOR ALL OTHER COMMUNICATIONS (E.G., REQUESTS FOR TRANSFERS, WITHDRAWALS, OR REQUIRED NOTICES) SENT BY REGULAR MAIL:
     Accumulator(R)
     P.O. Box 1547
     Secaucus, NJ 07096-1547

FOR ALL OTHER COMMUNICATIONS (E.G., REQUESTS FOR TRANSFERS, WITHDRAWALS, OR REQUIRED NOTICES) SENT BY EXPRESS DELIVERY:
     Accumulator(R)
     500 Plaza Drive, 6th Floor
     Secaucus, NJ 07094

Your correspondence will be picked up at the mailing address noted above and delivered to our processing office. Your correspondence, however, is not considered received by us until it is received at our processing office. Where this Prospectus refers to the day when we receive a contribution, request, election, notice, transfer or any other transaction request from you, we mean the day on which that item (or the last thing necessary for us to process that item) arrives in complete and proper form at our processing office or via the appropriate telephone or fax number if the item is a type we accept by those means. There are two main exceptions: if the item arrives (1) on a day that is not a business day or (2) after the close of a business day, then, in each case, we are deemed to have received that item on the next business day. Our processing office is: 500 Plaza Drive, 6th Floor, Secaucus, New Jersey 07094.





                                                                X02987 - Global


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--------------------------------------------------------------------------------
 REPORTS WE PROVIDE:
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o   written confirmation of financial transactions;

o statement of your contract values at the close of each calendar year and any calendar quarter in which there was a financial transaction; and

o annual statement of your contract values as of the close of the contract year, including notification of eligibility to exercise the guaranteed minimum income benefit, if applicable.

--------------------------------------------------------------------------------
 TELEPHONE OPERATED PROGRAM SUPPORT ("TOPS") AND
 ONLINE ACCOUNT ACCESS SYSTEMS:
--------------------------------------------------------------------------------
TOPS is designed to provide you with up-to-date information via touch-tone telephone. Online Account Access is designed to provide this information through the Internet. You can obtain information on:

o   your current account value;

o   your current allocation percentages;

o   the number of units you have in the variable investment options;

o   rates to maturity for the fixed maturity options;

o   the daily unit values for the variable investment options; and

o performance information regarding the variable investment options (not available through TOPS).

You can also:

o change your allocation percentages and/or transfer among the investment options;

o   elect to receive certain contract statements electronically;

o enroll in, modify or cancel a rebalancing program (through Online Account Access only);

o   change your address (not available through TOPS);

o change your TOPS personal identification number ("PIN") (through TOPS only) and your Online Account Access password (through EQAccess only); and

o   access Frequently Asked Questions and Service Forms (not available through
    TOPS).

TOPS and Online Account Access are normally available seven days a week, 24 hours a day. You may use TOPS by calling toll free 1-888-909-7770. If you are a client with AXA Advisors you may use Online Account Access by visiting our website at www.axaonline.com and logging in to access your account. All other clients may access Online Account Access by visiting our website at www.axa-equitable.com. Of course, for reasons beyond our control, these services may sometimes be unavailable.

We have established procedures to reasonably confirm that the instructions communicated by telephone or Internet are genuine. For example, we will require certain personal identification information before we will act on telephone or Internet instructions and we will provide written confirmation of your transfers. If we do not employ reasonable procedures to confirm the genuineness of telephone or Internet instructions, we may be liable for any losses arising out of any act or omission that constitutes negligence, lack of good faith, or willful misconduct. In light of our procedures, we will not be liable for following telephone or Internet instructions we reasonably believe to be genuine.

We reserve the right to limit access to these services if we determine that you engaged in a disruptive transfer activity, such as "market timing" (see "Disruptive transfer activity" in "Transferring your money among investment options" in your Prospectus).

--------------------------------------------------------------------------------
 CUSTOMER SERVICE REPRESENTATIVE:
--------------------------------------------------------------------------------
You may also use our toll-free number (1-800-789-7771) to speak with one of our customer service representatives. Our customer service representatives are available on any business day from 8:30 a.m. until 5:30 p.m., Eastern Time.


2


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(2) INVESTMENT OPTIONS


PORTFOLIOS OF THE TRUSTS


The AXA Allocation Portfolios and the EQ/Franklin Templeton Allocation Portfolio offer contract owners a convenient opportunity to invest in other portfolios that are managed and have been selected for inclusion in the AXA Allocation Portfolios and the EQ/Franklin Templeton Allocation Portfolio by AXA Equitable. AXA Advisors, LLC, an affiliated broker-dealer of AXA Equitable, may promote the benefits of such Portfolios to contract owners and/or suggest, incidental to the sale of this contract, that contract owners consider whether allocating some or all of their account value to such Portfolios is consistent with their desired investment objectives. In doing so, AXA Equitable, and/or its affiliates, may be subject to conflicts of interest insofar as AXA Equitable may derive greater revenues from the AXA Allocation Portfolios and the EQ/Franklin Templeton Allocation Portfolio than certain other Portfolios available to you under your contract. In addition, the AXA Allocation Portfolios and the EQ/Franklin Templeton Allocation Portfolio may enable AXA Equitable to more efficiently manage AXA Equitable's financial risks associated with certain guaranteed features. Please see "Managing your allocations" for more information about your role in managing your allocations.

AXA Equitable serves as the investment manager of the Portfolios of AXA Premier VIP Trust and EQ Advisors Trust. For some Portfolios, AXA Equitable has entered into sub-advisory agreements with investment advisers (the "sub-advisers") to carry out the day-to-day investment decisions for the Portfolios. As such, AXA Equitable oversees the activities of the sub-advisers with respect to the Trusts and is responsible for retaining or discontinuing the services of those sub-advisers. The chart below indicates the sub-adviser(s) for each Portfolio, if any. The chart below also shows the currently available Portfolios and their investment objectives.



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AXA PREMIER VIP TRUST --
CLASS B SHARES                                                                          INVESTMENT MANAGER (OR SUB-ADVISER(S), AS
PORTFOLIO NAME                OBJECTIVE                                                 APPLICABLE)
------------------------------------------------------------------------------------------------------------------------------------
AXA AGGRESSIVE ALLOCATION     Seeks long-term capital appreciation.                     o AXA Equitable
------------------------------------------------------------------------------------------------------------------------------------
AXA CONSERVATIVE ALLOCATION   Seeks a high level of current income.                     o AXA Equitable
------------------------------------------------------------------------------------------------------------------------------------
AXA CONSERVATIVE-PLUS         Seeks current income and growth of capital, with a        o AXA Equitable
 ALLOCATION                   greater emphasis on current income.
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AXA MODERATE ALLOCATION+      Seeks long-term capital appreciation and current income.  o AXA Equitable
------------------------------------------------------------------------------------------------------------------------------------
AXA MODERATE-PLUS             Seeks long-term capital appreciation and current income,  o AXA Equitable
 ALLOCATION                   with a greater emphasis on capital appreciation.
------------------------------------------------------------------------------------------------------------------------------------
MULTIMANAGER AGGRESSIVE       Seeks long-term growth of capital.                        o AllianceBernstein L.P.
 EQUITY+                                                                                o AXA Equitable
                                                                                        o ClearBridge Advisors, LLC
                                                                                        o Legg Mason Capital Management, Inc.
                                                                                        o Marsico Capital Management, LLC
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MULTIMANAGER CORE BOND        Seeks a balance of high current income and capital        o BlackRock Financial Management, Inc.
                              appreciation, consistent with a prudent level of risk.    o Pacific Investment Management Company
                                                                                          LLC
                                                                                        o SSgA Funds Management, Inc.
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MULTIMANAGER INTERNATIONAL    Seeks long-term growth of capital.                        o AllianceBernstein L.P.
 EQUITY                                                                                 o AXA Equitable
                                                                                        o BlackRock Investment Management, LLC
                                                                                        o JPMorgan Investment Management Inc.
                                                                                        o Marsico Capital Management, LLC
------------------------------------------------------------------------------------------------------------------------------------


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
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AXA PREMIER VIP TRUST --
CLASS B SHARES                                                                  INVESTMENT MANAGER (OR SUB-ADVISER(S), AS
PORTFOLIO NAME               OBJECTIVE                                          APPLICABLE)
------------------------------------------------------------------------------------------------------------------------------------
MULTIMANAGER LARGE CAP       Seeks long-term growth of capital.                 o AllianceBernstein L.P.
 CORE EQUITY                                                                    o AXA Equitable
                                                                                o Janus Capital Management LLC
                                                                                o Thornburg Investment Management, Inc.
------------------------------------------------------------------------------------------------------------------------------------
MULTIMANAGER LARGE CAP       Seeks long-term growth of capital.                 o Goodman & Co. NY Ltd.
 GROWTH*                                                                        o SSgA Funds Management, Inc.
                                                                                o T. Rowe Price Associates, Inc.
                                                                                o Westfield Capital Management Company, L.P.
------------------------------------------------------------------------------------------------------------------------------------
MULTIMANAGER LARGE CAP       Seeks long-term growth of capital.                 o AllianceBernstein L.P.
 VALUE                                                                          o AXA Equitable
                                                                                o Institutional Capital LLC
                                                                                o MFS Investment Management
------------------------------------------------------------------------------------------------------------------------------------
MULTIMANAGER MID CAP         Seeks long-term growth of capital.                 o AllianceBernstein L.P.
 GROWTH                                                                         o AXA Equitable
                                                                                o BlackRock Investment Management, LLC
                                                                                o Franklin Advisers, Inc.
                                                                                o Wellington Management Company, LLP
------------------------------------------------------------------------------------------------------------------------------------
MULTIMANAGER MID CAP VALUE   Seeks long-term growth of capital.                 o AXA Equitable
                                                                                o AXA Rosenberg Investment Management LLC
                                                                                o BlackRock Investment Management, LLC
                                                                                o Tradewinds Global Investors, LLC
                                                                                o Wellington Management Company, LLP
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MULTIMANAGER MULTI-SECTOR    Seeks high total return through a combination of   o Pacific Investment Management Company LLC
 BOND+                       current income and capital appreciation.           o Post Advisory Group, LLC
                                                                                o SSgA Funds Management, Inc.
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MULTIMANAGER SMALL CAP       Seeks long-term growth of capital.                 o AXA Equitable
 GROWTH                                                                         o BlackRock Investment Management, LLC
                                                                                o Eagle Asset Management, Inc.
                                                                                o Wells Capital Management Inc.
------------------------------------------------------------------------------------------------------------------------------------
MULTIMANAGER SMALL CAP       Seeks long-term growth of capital.                 o AXA Equitable
 VALUE                                                                          o BlackRock Investment Management, LLC
                                                                                o Franklin Advisory Services, LLC
                                                                                o Pacific Global Investment Management
                                                                                  Company
------------------------------------------------------------------------------------------------------------------------------------


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
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AXA PREMIER VIP TRUST --
CLASS B SHARES                                                                             INVESTMENT MANAGER (OR SUB-ADVISER(S), AS
PORTFOLIO NAME               OBJECTIVE                                                     APPLICABLE)
------------------------------------------------------------------------------------------------------------------------------------
MULTIMANAGER TECHNOLOGY      Seeks long-term growth of capital.                            o AXA Equitable
                                                                                           o RCM Capital Management LLC
                                                                                           o SSgA Funds Management, Inc.
                                                                                           o Wellington Management Company, LLP
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EQ ADVISORS TRUST --
CLASS IB SHARES                                                                            INVESTMENT MANAGER (OR SUB-ADVISER(S), AS
PORTFOLIO NAME                OBJECTIVE                                                    APPLICABLE)
------------------------------------------------------------------------------------------------------------------------------------
EQ/ALLIANCEBERNSTEIN         Seeks to achieve long-term growth of capital.                 o AllianceBernstein L.P.
 INTERNATIONAL+
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EQ/ALLIANCEBERNSTEIN SMALL   Seeks to achieve long-term growth of capital.                 o AllianceBernstein L.P.
 CAP GROWTH+
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EQ/AXA FRANKLIN SMALL CAP    Seeks to achieve long-term total return.                      o AXA Equitable
 VALUE CORE                                                                                o BlackRock Investment Management, LLC
                                                                                           o Franklin Advisory Services, LLC
------------------------------------------------------------------------------------------------------------------------------------
EQ/BLACKROCK BASIC VALUE     Seeks to achieve capital appreciation and secondarily,        o BlackRock Investment Management, LLC
 EQUITY                      income.
------------------------------------------------------------------------------------------------------------------------------------
EQ/BLACKROCK INTERNATIONAL   Seeks to provide current income and long-term growth of       o BlackRock International Limited
 VALUE                       income, accompanied by growth of capital.
------------------------------------------------------------------------------------------------------------------------------------
EQ/BOSTON ADVISORS EQUITY    Seeks a combination of growth and income to achieve an        o Boston Advisors, LLC
 INCOME                      above-average and consistent total return.
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EQ/CALVERT SOCIALLY          Seeks to achieve long-term capital appreciation.              o Bridgeway Capital Management, Inc.
 RESPONSIBLE                                                                               o Calvert Asset Management Company, Inc.
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EQ/CAPITAL GUARDIAN GROWTH   Seeks to achieve long-term growth of capital.                 o Capital Guardian Trust Company
------------------------------------------------------------------------------------------------------------------------------------
EQ/CAPITAL GUARDIAN          Seeks to achieve long-term growth of capital.                 o Capital Guardian Trust Company
 RESEARCH
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EQ/COMMON STOCK INDEX+       Seeks to achieve a total return before expenses that          o AllianceBernstein L.P.
                             approximates the total return performance of the Russell
                             3000 Index, including reinvestment of dividends, at a risk level consistent with that of the Russell 3000 Index.
------------------------------------------------------------------------------------------------------------------------------------
EQ/CORE BOND INDEX           Seeks to achieve a total return before expenses that          o SSgA Funds Management, Inc.
                             approximates the total return performance of the Barclays
                             Capital U.S. Aggregate Bond Index, including reinvest-
                             ment of dividends, at a risk level consistent with that of the Barclays Capital U.S. Aggregate Bond Index.
------------------------------------------------------------------------------------------------------------------------------------
EQ/DAVIS NEW YORK VENTURE    Seeks to achieve long-term growth of capital.                 o Davis Selected Advisors, L.P.
------------------------------------------------------------------------------------------------------------------------------------
EQ/EQUITY 500 INDEX          Seeks to achieve a total return before expenses that          o AllianceBernstein L.P.
                             approximates the total return performance of the S&P
                             500 Index, including reinvestment of dividends, at a risk
                             level consistent with that of the S&P 500 Index.
------------------------------------------------------------------------------------------------------------------------------------
EQ/EQUITY GROWTH PLUS        Seeks to achieve long-term growth of capital.                 o AXA Equitable
                                                                                           o BlackRock Capital Management, Inc.
                                                                                           o BlackRock Investment Management, LLC
------------------------------------------------------------------------------------------------------------------------------------


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
------------------------------------------------------------------------------------------------------------------------------------
EQ ADVISORS TRUST --
CLASS IB SHARES                                                                         INVESTMENT MANAGER (OR SUB-ADVISER(S), AS
PORTFOLIO NAME               OBJECTIVE                                                  APPLICABLE)
------------------------------------------------------------------------------------------------------------------------------------
EQ/FRANKLIN CORE BALANCED    Seeks to maximize income while maintaining prospects       o AXA Equitable
                             for capital appreciation.                                  o BlackRock Investment Management, LLC
                                                                                        o Franklin Advisers, Inc.
------------------------------------------------------------------------------------------------------------------------------------
EQ/FRANKLIN TEMPLETON        Primarily seeks capital appreciation and secondarily       o AXA Equitable
 ALLOCATION                  seeks income.
------------------------------------------------------------------------------------------------------------------------------------
EQ/GAMCO MERGERS AND         Seeks to achieve capital appreciation.                     o GAMCO Asset Management, Inc.
 ACQUISITIONS
------------------------------------------------------------------------------------------------------------------------------------
EQ/GAMCO SMALL COMPANY       Seeks to maximize capital appreciation.                    o GAMCO Asset Management, Inc.
 VALUE
------------------------------------------------------------------------------------------------------------------------------------
EQ/GLOBAL BOND PLUS          Seeks to achieve capital growth and current income.        o AXA Equitable
                                                                                        o BlackRock Investment Management, LLC
                                                                                        o First International Advisors, LLC
                                                                                        o Wells Capital Management, Inc.
------------------------------------------------------------------------------------------------------------------------------------
EQ/GLOBAL MULTI-SECTOR       Seeks to achieve long-term capital appreciation.           o AXA Equitable
 EQUITY                                                                                 o BlackRock Investment Management, LLC
                                                                                        o Morgan Stanley Investment Management Inc.
------------------------------------------------------------------------------------------------------------------------------------
EQ/INTERMEDIATE GOVERNMENT   Seeks to achieve a total return before expenses that       o SSgA Funds Management, Inc.
 BOND INDEX+                 approximates the total return performance of the Barclays
                             Capital Intermediate U.S. Government Bond Index, includ-
                             ing reinvestment of dividends, at a risk level consistent
                             with that of the Barclays Capital Intermediate U.S.
                             Government Bond Index.
------------------------------------------------------------------------------------------------------------------------------------
EQ/INTERNATIONAL CORE PLUS   Seeks to achieve long-term growth of capital.              o AXA Equitable
                                                                                        o BlackRock Investment Management, LLC
                                                                                        o Hirayama Investments, LLC
                                                                                        o Wentworth Hauser and Violich, Inc.
------------------------------------------------------------------------------------------------------------------------------------
EQ/INTERNATIONAL GROWTH      Seeks to achieve capital appreciation.                     o MFS Investment Management
------------------------------------------------------------------------------------------------------------------------------------
EQ/JPMORGAN VALUE            Seeks to achieve long-term capital appreciation.           o J.P. Morgan Investment Management Inc.
 OPPORTUNITIES
------------------------------------------------------------------------------------------------------------------------------------
EQ/LARGE CAP CORE PLUS       Seeks to achieve long-term growth of capital with a sec-   o AXA Equitable
                             ondary objective to seek reasonable current income. For    o BlackRock Investment Management, LLC
                             purposes of this Portfolio, the words "reasonable current  o Institutional Capital LLC income" mean moderate income.
------------------------------------------------------------------------------------------------------------------------------------
EQ/LARGE CAP GROWTH INDEX    Seeks to achieve a total return before expenses that       o AllianceBernstein L.P.
                             approximates the total return performance of the Russell
                             1000 Growth Index, including reinvestment of dividends
                             at a risk level consistent with that of the Russell 1000
                             Growth Index.
------------------------------------------------------------------------------------------------------------------------------------
EQ/LARGE CAP GROWTH PLUS     Seeks to provide long-term capital growth.                 o AXA Equitable
                                                                                        o BlackRock Investment Management, LLC
                                                                                        o Marsico Capital Management, LLC
------------------------------------------------------------------------------------------------------------------------------------


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
------------------------------------------------------------------------------------------------------------------------------------
EQ ADVISORS TRUST --
CLASS IB SHARES                                                                            INVESTMENT MANAGER (OR SUB-ADVISER(S), AS
PORTFOLIO NAME               OBJECTIVE                                                     APPLICABLE)
------------------------------------------------------------------------------------------------------------------------------------
EQ/LARGE CAP VALUE INDEX     Seeks to achieve a total return before expenses that          o SSgA Funds Management, Inc.
                             approximates the total return performance of the Russell
                             1000 Value Index, including reinvestment of dividends, at
                             a risk level consistent with that of the Russell 1000 Value
                             Index.
------------------------------------------------------------------------------------------------------------------------------------
EQ/LARGE CAP VALUE PLUS+     Seeks to achieve long-term growth of capital.                 o AllianceBernstein L.P.
                                                                                           o AXA Equitable
------------------------------------------------------------------------------------------------------------------------------------
EQ/LORD ABBETT GROWTH AND    Seeks to achieve capital appreciation and growth of           o Lord, Abbett & Co. LLC
 INCOME                      income without excessive fluctuation in market value.
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EQ/LORD ABBETT LARGE CAP     Seeks to achieve capital appreciation and growth of           o Lord, Abbett & Co. LLC
 CORE                        income with reasonable risk.
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EQ/MID CAP INDEX             Seeks to achieve a total return before expenses that          o SSgA Funds Management, Inc.
                             approximates the total return performance of the S&P
                             Mid Cap 400 Index, including reinvestment of dividends,
                             at a risk level consistent with that of the S&P Mid Cap
                             400 Index.
------------------------------------------------------------------------------------------------------------------------------------
EQ/MID CAP VALUE PLUS        Seeks to achieve long-term capital appreciation.              o AXA Equitable
                                                                                           o BlackRock Investment Management, LLC
                                                                                           o Wellington Management Company, LLP
------------------------------------------------------------------------------------------------------------------------------------
EQ/MONEY MARKET+             Seeks to obtain a high level of current income, preserve      o The Dreyfus Corporation
                             its assets and maintain liquidity.
------------------------------------------------------------------------------------------------------------------------------------
EQ/MONTAG & CALDWELL         Seeks to achieve capital appreciation.                        o Montag & Caldwell, Inc.
 GROWTH
------------------------------------------------------------------------------------------------------------------------------------
EQ/MORGAN STANLEY MID CAP    Seeks to achieve capital growth.                              o Morgan Stanley Investment Management
 GROWTH**                                                                                    Inc.
------------------------------------------------------------------------------------------------------------------------------------
EQ/MUTUAL LARGE CAP EQUITY   Seeks to achieve capital appreciation, which may occa-        o AXA Equitable
                             sionally be short-term, and secondarily, income.              o BlackRock Investment Management, LLC
                                                                                           o Franklin Mutual Advisers, LLC
------------------------------------------------------------------------------------------------------------------------------------
EQ/OPPENHEIMER GLOBAL        Seeks to achieve capital appreciation.                        o OppenheimerFunds, Inc.
------------------------------------------------------------------------------------------------------------------------------------
EQ/PIMCO ULTRA SHORT BOND    Seeks to generate a return in excess of traditional money     o Pacific Investment Management Company,
                             market products while maintaining an emphasis on                LLC
                             preservation of capital and liquidity.
------------------------------------------------------------------------------------------------------------------------------------
EQ/QUALITY BOND PLUS         Seeks to achieve high current income consistent with          o AllianceBernstein L.P.
                             moderate risk to capital.                                     o AXA Equitable
                                                                                           o SSgA Funds Management, Inc.
------------------------------------------------------------------------------------------------------------------------------------
EQ/SMALL COMPANY INDEX       Seeks to replicate as closely as possible (before the         o AllianceBernstein L.P.
                             deduction of Portfolio expenses) the total return of the
                             Russell 2000 Index.
------------------------------------------------------------------------------------------------------------------------------------
EQ/T. ROWE PRICE GROWTH      Seeks to achieve long-term capital appreciation and           o T. Rowe Price Associates, Inc.
 STOCK                       secondarily, income.
------------------------------------------------------------------------------------------------------------------------------------


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
------------------------------------------------------------------------------------------------------------------------------------
EQ ADVISORS TRUST --
CLASS IB SHARES                                                                         INVESTMENT MANAGER (OR SUB-ADVISER(S), AS
PORTFOLIO NAME                OBJECTIVE                                                 APPLICABLE)
------------------------------------------------------------------------------------------------------------------------------------
EQ/TEMPLETON GLOBAL EQUITY   Seeks to achieve long-term capital growth.                 o AXA Equitable
                                                                                        o BlackRock Investment Management, LLC
                                                                                        o Templeton Global Advisors Limited
------------------------------------------------------------------------------------------------------------------------------------
EQ/UBS GROWTH AND INCOME     Seeks to achieve total return through capital              o UBS Global Asset Management
                             appreciation with income as a secondary consideration.       (Americas) Inc.
------------------------------------------------------------------------------------------------------------------------------------
EQ/VAN KAMPEN COMSTOCK       Seeks to achieve capital growth and income.                o Morgan Stanley Investment Management Inc.
------------------------------------------------------------------------------------------------------------------------------------
EQ/WELLS FARGO ADVANTAGE     Seeks to achieve long-term capital growth.                 o Wells Capital Management, Inc.
 OMEGA GROWTH***
------------------------------------------------------------------------------------------------------------------------------------



+ If you own Income Manager(R) Accumulator(R) or Income Manager(R) Rollover IRA, your product includes Class A shares of this Portfolio in the AXA Premier VIP Trust, or Class IA shares of this Portfolio in the EQ Advisors Trust.

* Effective on or about September 13, 2010, subject to regulatory approval, interests in the Multimanager Aggressive Equity Portfolio (the "surviving option") will replace interests in the Multimanager Large Cap Growth Portfolio (the "replaced option"). We will move assets from the replaced option into the surviving option on the date of the substitution. The value of your interest in the surviving option will be the same as it was in the replaced option. Also, we will automatically direct any contributions made to the replaced option to the surviving option. An allocation election to the replaced option will be considered as an allocation to the surviving option. You may transfer your account value among the investment options, as usual. Any account value remaining in the replaced option on the substitution date will be transferred to the surviving option. For more information about this substitution and for information on how to transfer your account value, please contact a customer service representative referenced in this Prospectus.

** This is the Portfolio's new name, effective on or about May 1, 2010, subject to regulatory approval. The Portfolio's former name was EQ/Van Kampen Mid Cap Growth.

*** This is the Portfolio's new name, effective on or about May 1, 2010, subject to regulatory approval. The Portfolio's former name was EQ/Evergreen Omega.


YOU SHOULD CONSIDER THE INVESTMENT OBJECTIVES, RISKS AND CHARGES AND EXPENSES OF THE PORTFOLIOS CAREFULLY BEFORE INVESTING. THE PROSPECTUSES FOR THE TRUSTS CONTAIN THIS AND OTHER IMPORTANT INFORMATION ABOUT THE PORTFOLIOS. THE PROSPECTUSES SHOULD BE READ CAREFULLY BEFORE INVESTING. IN ORDER TO OBTAIN COPIES OF TRUST PROSPECTUSES THAT DO NOT ACCOMPANY THIS SUPPLEMENT, YOU MAY CALL ONE OF OUR CUSTOMER SERVICE REPRESENTATIVES AT 1-800-789-7771.


(3) THE TRUSTS' ANNUAL EXPENSES AND EXPENSE EXAMPLE

The following table shows the lowest and highest total operating expenses charged by any of the Portfolios that you will pay periodically during the time that you own the contract. These fees and expenses are reflected in the Portfolio's net asset value each day. Therefore, they reduce the investment return of the Portfolio and the related variable investment option. Actual fees and expenses are likely to fluctuate from year to year. More detail concerning each Portfolio's fees and expenses is contained in the Trust prospectus for the Portfolio.

You also bear your proportionate share of all fees and expenses paid by a "Portfolio" that corresponds to any variable investment option you are using. This table shows the lowest and highest total operating expenses charged by any of the Portfolios that you will pay periodically during the time that you own the contract. These fees and expenses are reflected in the Portfolio's net asset value each day. Therefore, they reduce the investment return of the Portfolio and the related variable investment option. Actual fees and expenses are likely to fluctuate from year to year. More detail concerning each Portfolio's fees and expenses is contained in the Trust prospectus for the Portfolio.


------------------------------------------------------------------------------------------------------------------------------------
 PORTFOLIO OPERATING EXPENSES EXPRESSED AS AN ANNUAL PERCENTAGE OF DAILY NET ASSETS
------------------------------------------------------------------------------------------------------------------------------------
Total Annual Portfolio Operating Expenses for 2009 (expenses that are deducted         Lowest         Highest
from Portfolio assets including management fees, 12b-1 fees, service fees, and/or      ------         -------
other expenses) -- based, in part, on estimated amounts for options added during        0.64%          1.48%
the fiscal year 2009 and for the underlying portfolios.*



* The "Lowest" represents the total annual operating expenses of the EQ/Equity 500 Index Portfolio. The "Highest" represents the total annual operating expenses of the Multiman ager Technology Portfolio.




EXAMPLE


This example is intended to help you compare the cost of investing in the contract with the cost of investing in other variable annuity contracts. These costs include contract owner transaction expenses, contract fees, separate account annual expenses of 1.55% (actual expenses under your contract may be less), and underlying trust fees and expenses.


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The example below shows the expenses that a hypothetical contract owner (who has elected the Guaranteed Minimum Income Benefit with either the 6% Roll-Up to age 80 or the Annual Ratchet to age 80 Guaranteed minimum death benefit and Protection Plus(SM)) would pay in the situations illustrated. The example assumes no annual administrative charge. Some of these features may not be available or may be different under your contract. Some of these charges may not be applicable under your contract.


The fixed maturity options and the account for special dollar cost averaging are not covered by the fee table and example. However, the annual administrative charge, the charge if you elect a Variable Immediate Annuity payout option, the charge for any optional benefits and the withdrawal charge do apply to the fixed maturity options and the account for special dollar cost averaging. A market value adjustment (up or down) may apply as a result of a withdrawal, transfer, or surrender of amounts from a fixed maturity option. Some of these investment options and charges may not be applicable under your contract.

The example assumes that you invest $10,000 in the contract for the time periods indicated and that your investment has a 5% return each year. Other than the administrative charge (which is described immediately above), the example also assumes maximum contract charges and total annual expenses of the Portfolios (before expense limitations) set forth in the previous charts. This example should not be considered a representation of past or future expenses for each option. Actual expenses may be greater or less than those shown. Similarly, the annual rate of return assumed in the example is not an estimate or guarantee of future investment performance. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:




------------------------------------------------------------------------------------------------------------------------------------
                                                        IF YOU SURRENDER YOUR CONTRACT AT
                                                         THE END OF THE APPLICABLE TIME       IF YOU ANNUITIZE AT THE END OF THE
                                                                     PERIOD                         APPLICABLE TIME PERIOD
------------------------------------------------------------------------------------------------------------------------------------
                                                                   3         5        10                  3         5        10
                                                       1 YEAR    YEARS     YEARS     YEARS    1 YEAR    YEARS     YEARS     YEARS
------------------------------------------------------------------------------------------------------------------------------------
(a) assuming maximum fees and expenses of any of the
    Portfolios                                         $1,071    $1,630    $2,214    $3,987     N/A      $1,630    $2,214    $3,987
(b) assuming minimum fees and expenses of any of the
    Portfolios                                         $  982    $1,369    $1,784    $3,163     N/A      $1,369    $1,784    $3,163
------------------------------------------------------------------------------------------------------------------------------------


----------------------------------------------------------------------------------------------
                                                          IF YOU DO NOT SURRENDER YOUR
                                                           CONTRACT AT THE END OF THE
                                                              APPLICABLE TIME PERIOD
----------------------------------------------------------------------------------------------
                                                                    3         5        10
                                                        1 YEAR    YEARS     YEARS     YEARS
----------------------------------------------------------------------------------------------
(a) assuming maximum fees and expenses of any of the
    Portfolios                                           $371    $1,130    $1,914    $3,987
(b) assuming minimum fees and expenses of any of the
    Portfolios                                           $282    $  869    $1,484    $3,163
----------------------------------------------------------------------------------------------


For information on how your contract works under certain hypothetical circumstances, please see item (19) at the end of this Supplement.


(4) IMPORTANT INFORMATION ABOUT YOUR GUARANTEED BENEFITS


For purposes of calculating any applicable guaranteed minimum death benefit or guaranteed minimum income benefit (if elected) that rolls-up at a specified rate, the Multimanager Core Bond, EQ/Money Market, EQ/Intermediate Government Bond Index, EQ/Quality Bond PLUS, and the Fixed Maturity Options are investment options for which the benefit base rolls up at 3%. In some early Accumulator(R) Series, this group of funds rolls up at 4% and certain additional variable investment options roll up at 3%. All other investment options continue to roll up at 5% or 6%, as provided by your Accumulator(R) Series contract. For more information about these benefits, please see "Contract features and benefits" in your Prospectus or your contract, or consult with your financial professional.



(5) TAX INFORMATION


HOW YOU CAN MAKE CONTRIBUTIONS


o Regular contributions to traditional IRAs and Roth IRAs are limited to $5,000 for the calendar year 2010.

o Regular contributions to traditional IRAs cannot be made during or after the calendar year the owner reaches age 70-1/2.

o Additional catch-up contributions of up to $1,000 can be made where the owner is at least age 50 at any time during the calendar year for which the contribution is made.

o Rollovers can be made to a Roth IRA from a "designated Roth contribution account" under a 401(k) or 403(b) plan which permits designated Roth elective deferral contributions to be made. Conversion rollovers may also be made from an eligible retirement plan to a Roth IRA in certain circumstances.



SPECIAL RULE FOR CONVERSIONS TO ROTH IRA IN 2010

Pre-2010 limitations on conversion rollovers to Roth IRAs of pre-tax amounts distributed from qualified plans, 403(b) plans and governmental employer 457(b) plans (as well as traditional IRA to Roth IRA conversions) based on income levels and filing status are removed beginning in 2010. For conversion rollovers or traditional IRA conversions in 2010 only, the resulting federal income tax can be paid in two installments in 2011 and 2012.


TAX-SHELTERED ANNUITY CONTRACTS (TSAS)

Due to the Internal Revenue Service and Treasury regulatory changes in 2007 which became fully effective on January 1, 2009, contracts issued prior to September 25, 2007 which qualified as 403(b) contracts under the rules at the time of issue may lose their status as 403(b) contracts or have the


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availability of transactions under the contract restricted as of January 1,
2009 unless the individual's employer or the individual take certain actions. Please consult your tax adviser regarding the effect of these rules (which may vary depending on the owner's employment status, plan participation status, and when and how the contract was acquired) on your personal situation.


(6) UPDATED INFORMATION ON AXA EQUITABLE


We are AXA Equitable Life Insurance Company ("AXA Equitable"), a New York stock life insurance corporation. We have been doing business since 1859. AXA Equitable is an indirect, wholly-owned subsidiary of AXA Financial, Inc., a holding company, which is itself an indirect, wholly-owned subsidiary of AXA SA ("AXA"). AXA is a French holding company for an international group of insurance and related financial services companies. As the ultimate sole shareholder of AXA Equitable, and under its other arrangements with AXA Equitable and AXA Equitable's parent, AXA exercises significant influence over the operations and capital structure of AXA Equitable and its parent. AXA holds its interest in AXA Equitable through a number of other intermediate holding companies, including Oudinot Participations, AXA America Holdings, Inc. and AXA Equitable Financial Services, LLC. AXA Equitable is obligated to pay all amounts that are promised to be paid under the contracts. No company other than AXA Equitable, however, has any legal responsibility to pay amounts that AXA Equitable owes under the contracts.

AXA Financial, Inc. and its consolidated subsidiaries managed approximately $581.2 billion in assets as of December 31, 2009. For more than 150 years, AXA Equitable has been among the largest insurance companies in the United States. We are licensed to sell life insurance and annuities in all fifty states, the District of Columbia, Puerto Rico, and the U.S. Virgin Islands. Our home office is located at 1290 Avenue of the Americas, New York, NY 10104.



(7) HOW YOU CAN CONTRIBUTE TO YOUR CONTRACT

You may purchase a contract by making payments to us that we call
"contributions." We can refuse to accept any contribution from you at any time, including after you purchase the contract.

Upon advance notice to you, we may exercise certain rights we have under the contract regarding contributions, including our rights to (i) change minimum and maximum contribution requirements and limitations, and (ii) discontinue acceptance of contributions. Further, we may at any time exercise our rights to limit or terminate your contributions.

--------------------------------------------------------------------------------
We reserve the right to change our current limitations on your contributions and to discontinue acceptance of contributions.
--------------------------------------------------------------------------------

We currently limit aggregate contributions on your contract made after the first contract year to 150% of first-year contributions (the "150% limit"). The 150% limit can be reduced or increased at any time upon advance notice to you. Even if the aggregate contributions on your contract do not exceed the 150% limit, we currently do not accept any contribution if: (i) the aggregate contributions under one or more Accumulator(R) series contracts with the same owner or annuitant would then total more than $1,500,000 ($500,000 for the same owner or annuitant who is age 81 and older at contract issue); or (ii) the aggregate contributions under all AXA Equitable annuity accumulation contracts with the same owner or annuitant would then total more than $2,500,000. We may waive these and other contribution limitations based on certain criteria that we determine, including elected benefits, issue age, aggregate contributions, variable investment option allocations and selling broker-dealer compensation. Please review your contract for information on contribution limitations.


(8) MANAGING YOUR ALLOCATIONS

The contract is between you and AXA Equitable. The contract is not an investment advisory account, and AXA Equitable is not providing any investment advice or managing the allocations under your contract. In the absence of a specific written arrangement to the contrary, you, as the owner of the contract, have the sole authority to make investment allocations and other decisions under the contract. If your financial professional is with AXA Advisors, he or she is acting as a broker-dealer registered representative, and is not authorized to act as an investment advisor or to manage the allocations under your contract. If your financial professional is a registered representative with a broker-dealer other than AXA Advisors, you should speak with him/her regarding any different arrangements that may apply.


(9) DISRUPTIVE TRANSFER ACTIVITY

You should note that the contract is not designed for professional "market timing" organizations, or other organizations or individuals engaging in a market timing strategy. The contract is not designed to accommodate programmed transfers, frequent transfers or transfers that are large in relation to the total assets of the underlying portfolio.

Frequent transfers, including market timing and other program trading or short-term trading strategies, may be disruptive to the underlying portfolios in which the variable investment options invest. Disruptive transfer activity may adversely affect performance and the interests of long-term investors by requiring a portfolio to maintain larger amounts of cash or to liquidate portfolio holdings at a disadvantageous time or price. For example, when market timing occurs, a portfolio may have to sell its holdings to have the cash necessary to redeem the market timer's investment. This can happen when it is not advantageous to sell any securities, so the portfolio's performance may be hurt. When large dollar amounts are


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involved, market timing can also make it difficult to use long-term investment strategies because a portfolio cannot predict how much cash it will have to invest. In addition, disruptive transfers or purchases and redemptions of portfolio investments may impede efficient portfolio management and impose increased transaction costs, such as brokerage costs, by requiring the portfolio manager to effect more frequent purchases and sales of portfolio securities. Similarly, a portfolio may bear increased administrative costs as a result of the asset level and investment volatility that accompanies patterns of excessive or short-term trading. Portfolios that invest a significant portion of their assets in foreign securities or the securities of small- and mid-capitalization companies tend to be subject to the risks associated with market timing and short-term trading strategies to a greater extent than portfolios that do not. Securities trading in overseas markets present time zone arbitrage opportunities when events affecting portfolio securities values occur after the close of the overseas market but prior to the close of the U.S. markets. Securities of small- and mid-capitalization companies present arbitrage opportunities because the market for such securities may be less liquid than the market for securities of larger companies, which could result in pricing inefficiencies. Please see the prospectuses for the underlying portfolios for more information on how portfolio shares are priced.

We currently use the procedures described below to discourage disruptive transfer activity. You should understand, however, that these procedures are subject to the following limitations: (1) they primarily rely on the policies and procedures implemented by the underlying portfolios; (2) they do not eliminate the possibility that disruptive transfer activity, including market timing, will occur or that portfolio performance will be affected by such activity; and (3) the design of market timing procedures involves inherently subjective judgments, which we seek to make in a fair and reasonable manner consistent with the interests of all contract owners.

We offer investment options with underlying portfolios that are part of AXA Premier VIP Trust and EQ Advisors Trust (together, the "trusts"). The trusts have adopted policies and procedures regarding disruptive transfer activity. They discourage frequent purchases and redemptions of portfolio shares and will not make special arrangements to accommodate such transactions. They aggregate inflows and outflows for each portfolio on a daily basis. On any day when a portfolio's net inflows or outflows exceed an established monitoring threshold, the trust obtains from us contract owner trading activity. The trusts currently consider transfers into and out of (or vice versa) the same variable investment option within a five business day period as potentially disruptive transfer activity. Each trust reserves the right to reject a transfer that it believes, in its sole discretion, is disruptive (or potentially disruptive) to the management of one of its portfolios. Please see the prospectuses for the trusts for more information.

When a contract is identified in connection with potentially disruptive transfer activity for the first time, a letter is sent to the contract owner explaining that there is a policy against disruptive transfer activity and that if such activity continues certain transfer privileges may be eliminated. If and when the contract owner is identified a second time as engaged in potentially disruptive transfer activity under the contract, we currently prohibit the use of voice, fax and automated transaction services. We currently apply such action for the remaining life of each affected contract. We or a trust may change the definition of potentially disruptive transfer activity, the monitoring procedures and thresholds, any notification procedures, and the procedures to restrict this activity. Any new or revised policies and procedures will apply to all contract owners uniformly. We do not permit exceptions to our policies restricting disruptive transfer activity.

It is possible that a trust may impose a redemption fee designed to discourage frequent or disruptive trading by contract owners. As of the date of this Prospectus, the trusts had not implemented such a fee. If a redemption fee is implemented by a trust, that fee, like any other trust fee, will be borne by the contract owner.

Contract owners should note that it is not always possible for us and the underlying trusts to identify and prevent disruptive transfer activity. In addition, because we do not monitor for all frequent trading at the separate account level, contract owners may engage in frequent trading which may not be detected, for example, due to low net inflows or outflows on the particular day(s). Therefore, no assurance can be given that we or the trusts will successfully impose restrictions on all potentially disruptive transfers. Because there is no guarantee that disruptive trading will be stopped, some contract owners may be treated differently than others, resulting in the risk that some contract owners may be able to engage in frequent transfer activity while others will bear the effect of that frequent transfer activity. The potential effects of frequent transfer activity are discussed above.


(10) WIRE TRANSMITTALS AND ELECTRONIC APPLICATIONS

We accept initial and subsequent contributions sent by wire to our processing office by agreement with certain broker-dealers. Such transmittals must be accompanied by information we require to allocate your contribution. Wire orders not accompanied by complete information may be retained as described under "How you can make your contributions" under "Contract features and benefits" earlier in this Prospectus.

Even if we accept the wire order and essential information, a contract generally will not be issued until we receive and accept a properly completed application. In certain cases we may issue a contract based on information provided through certain broker-dealers with which we have established electronic facilities. In any such cases, you must sign our Acknowledgment of Receipt form.

Where we require a signed application, the above procedures do not apply and no financial transactions will be permitted until we receive the signed application and have issued the contract. Where we issue a contract based on information provided through electronic facilities, we require an Acknowledgment of Receipt form, and financial transactions are only permitted if you request them in writing, sign the request and have it signature guaranteed, until we receive the signed Acknowledgment of Receipt form. After your contract has been issued, additional contributions may be transmitted by wire.


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In general, the transaction date for electronic transmissions is the date on which we receive at our regular processing office all required information and the funds due for your contribution. We may also establish same-day electronic processing facilities with a broker-dealer that has undertaken to pay contribution amounts on behalf of our customers. In such cases, the transaction date for properly processed orders is the business day on which the broker-dealer inputs all required information into its electronic processing system. You can contact us to find out more about such arrangements.

After your contract has been issued, additional contributions may be transmitted by wire.


(11) CERTAIN INFORMATION ABOUT OUR BUSINESS DAY


Our "business day" is generally any day the New York Stock Exchange ("NYSE") is open for regular trading and generally ends at 4:00 p.m., Eastern Time (or as of an earlier close of regular trading). A business day does not include a day on which we are not open due to emergency conditions determined by the Securities and Exchange Commission. We may also close early due to such emergency conditions. Contributions will be applied and any other transaction requests will be processed when they are received along with all the required information unless another date applies as indicated below.


o If your contribution, transfer or any other transaction request containing all the required information reaches us on any of the following, we will use the next business day:


       - on a non-business day;
       - after 4:00 p.m., Eastern Time on a business day; or
       - after an early close of regular trading on the NYSE on a business day.


If we have entered into an agreement with your broker-dealer for automated processing of contributions upon receipt of customer order, your contribution will be considered received at the time your broker-dealer receives your contribution and all information needed to process your application, along with any required documents, and transmits your order to us in accordance with our processing procedures. Such arrangements may apply to initial contributions, subsequent contributions, or both, and may be commenced or terminated at any time without prior notice. If required by law, the "closing time" for such orders will be earlier than 4:00 p.m., Eastern Time.

For more information, including additional instances when a different date may apply to your contributions, please see "More Information" in your prospectus.


(12) YOUR CONTRACT DATE AND CONTRACT DATE ANNIVERSARY


The "contract date" is the effective date of a contract. This usually is the business day we receive the properly completed and signed application, along with any other required documents, and your initial contribution. Your contract date will be shown in your contract. The 12-month period beginning on your contract date and each 12-month period after that date is a "contract year." The end of each 12-month period is your "contract date anniversary." For example, if your contract date is May 1st, your contract date anniversary is April 30th.



(13) LEGAL PROCEEDINGS

AXA Equitable and its affiliates are parties to various legal proceedings. In our view, none of these proceedings would be considered material with respect to a contract owner's interest in Separate Account Nos. 45 and 49, respectively, nor would any of these proceedings be likely to have a material adverse effect upon either Separate Account, our ability to meet our obligations under the contracts, or the distribution of the contracts.


(14) DISTRIBUTION OF THE CONTRACTS

The contracts are distributed by both AXA Advisors, LLC ("AXA Advisors") and AXA Distributors, LLC ("AXA Distributors") (together, the "Distributors"), which serve as principal underwriters of Separate Account No. 45 and Separate Account No. 49, respectively. The offering of the contracts is intended to be continuous.

AXA Advisors is an affiliate of AXA Equitable, and AXA Distributors is an indirect wholly owned subsidiary of AXA Equitable. The Distributors are under the common control of AXA Financial, Inc. Their principal business address is 1290 Avenue of the Americas, New York, NY 10104. The Distributors are registered with the SEC as broker-dealers and are members of the Financial Industry Regulatory Authority, Inc. ("FINRA"). Both broker-dealers also act as distributors for other AXA Equitable life and annuity products.

The contracts are sold by financial professionals of AXA Advisors and its affiliates. The contracts are also sold by financial professionals of both affiliated and unaffiliated broker-dealers that have entered into selling agreements with the Distributors ("Selling broker-dealers").

AXA Equitable pays compensation to both Distributors based on contracts sold.

Compensation paid to AXA Advisors is based on contributions made on the contracts sold through AXA Advisors ("contribution-based compensation") and will generally not exceed 8.50% of total contributions. AXA Advisors, in turn, may pay a portion of the contribution-based compensation


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received from AXA Equitable on the sale of a contract to the AXA Advisors financial professional and/or Selling broker-dealer making the sale. In some instances, a financial professional or Selling broker-dealer may elect to receive reduced contribution-based compensation on a contract in combination with ongoing annual compensation of up to 1.20% of the account value of the contract sold ("asset-based compensation"). Total compensation paid to a financial professional or a Selling broker-dealer electing to receive both contribution-based and asset-based compensation could over time exceed the total compensation that would otherwise be paid on the basis of contributions alone. The contribution-based and asset-based compensation paid by AXA Advisors varies among financial professionals and among Selling broker-dealers.

Contribution-based compensation paid by AXA Equitable to AXA Distributors on sales of AXA Equitable contracts by its Selling broker-dealers will generally not exceed 7.50% of the total contributions made under the contracts. AXA Distributors, in turn, pays the contribution-based compensation it receives on the sale of a contract to the Selling broker-dealer making the sale. In some instances, the Selling broker-dealer may elect to receive reduced contribution-based compensation on the sale of a contract in combination with annual asset-based compensation of up to 1.25% of contract account value. If a Selling broker-dealer elects to receive reduced contribution-based compensation on a contract, the contribution-based compensation which AXA Equitable pays to AXA Distributors will be reduced by the same amount and AXA Equitable will pay AXA Distributors asset-based compensation on the contract equal to the asset-based compensation which AXA Distributors pays to the Selling broker-dealer. Total compensation paid to a Selling broker-dealer electing to receive both contribution-based and asset-based compensation could over time exceed the total compensation that would otherwise be paid on the basis of contributions alone. The contribution-based and asset-based compensation paid by AXA Distributors varies among Selling broker-dealers. AXA Distributors also receives compensation and reimbursement for its marketing services under the terms of its distribution agreement with AXA Equitable.

The Distributors may pay certain affiliated and/or unaffiliated Selling broker-dealers and other financial intermediaries additional compensation in recognition of certain expenses that may be incurred by them or on their behalf. The Distributors may also pay certain broker-dealers or other financial intermediaries additional compensation for enhanced marketing opportunities and other services (commonly referred to as "marketing allowances"). Services for which such payments are made may include, but are not limited to, the preferred placement of AXA Equitable and/or Accumulator(R) on a company and/or product list; sales personnel training; product training; business reporting; technological support; due diligence and related costs; advertising, marketing and related services; conferences; and/or other support services, including some that may benefit the contract owner. Payments may be based on the amount of assets or purchase payments attributable to contracts sold through a Selling broker-dealer or such payments may be a fixed amount. The Distributors may also make fixed payments to Selling broker-dealers in connection with the initiation of a new relationship or the introduction of a new product. These payments may serve as an incentive for Selling broker-dealers to promote the sale of particular products. Additionally, as an incentive for financial professionals of Selling broker-dealers to promote the sale of AXA Equitable products, the Distributors may increase the sales compensation paid to the Selling broker-dealer for a period of time (commonly referred to as "compensation enhancements"). Marketing allowances and sales incentives are made out of the Distributors' assets. Not all Selling broker-dealers receive these kinds of payments. For more information about any such arrangements, ask your financial professional.

The Distributors receive 12b-1 fees from certain Portfolios for providing certain distribution and/or shareholder support services. The Distributors or their affiliates may also receive payments from the advisers of the Portfolios or their affiliates to help defray expenses for sales meetings or seminar sponsorships that may relate to the contracts and/or the advisers' respective Portfolios.

In an effort to promote the sale of our products, AXA Advisors may provide its financial professionals and managerial personnel with a higher percentage of sales commissions and/or cash compensation for the sale of an affiliated variable product than it would the sale of an unaffiliated product. Such practice is known as providing "differential compensation." In addition, managerial personnel may receive expense reimbursements, marketing allowances and commission-based payments known as "overrides." Certain components of the compensation of financial professionals who are managers are based on the sale of affiliated variable products. Managers earn higher compensation (and credits toward awards and bonuses) if those they manage sell more affiliated variable products. AXA Advisors may provide other forms of compensation to its financial professionals, including health and retirement benefits. For tax reasons, AXA Advisors financial professionals qualify for health and retirement benefits based solely on their sales of our affiliated products.

These payments and differential compensation (together, the "payments") can vary in amount based on the applicable product and/or entity or individual involved. As with any incentive, such payments may cause the financial professional to show preference in recommending the purchase or sale of AXA Equitable products. However, under applicable rules of the FINRA, AXA Advisors may only recommend to you products that they reasonably believe are suitable for you based on facts that you have disclosed as to your other security holdings, financial situation and needs. In making any recommendation, financial professionals of AXA Advisors may nonetheless face conflicts of interest because of the differences in compensation from one product category to another, and because of differences in compensation between products in the same category.

In addition, AXA Advisors may offer sales incentive programs to financial professionals who meet specified production levels for the sale of both affiliated and unaffiliated products which provide non-cash compensation such as stock options awards and/or stock appreciation rights, expense-paid trips, expense-paid educational seminars and merchandise.

Although AXA Equitable takes all of its costs into account in establishing the level of fees and expenses in its products, any contribution-based and asset-based compensation paid by AXA Equitable to the Distributors will not result in any separate charge to you under your contract. All payments made will be in compliance with all applicable FINRA rules and other laws and regulations.


                                                                              13

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(15) YOUR ANNUITY PAYOUT OPTIONS

We reserve the right, with advance notice to you, to change your annuity purchase factor any time after your fifth contract date anniversary and at five year intervals after the first change. (Please see your contract and SAI for more information.)


(16) INCORPORATION OF CERTAIN DOCUMENTS BY REFERENCE

This section only applies if your contract offers fixed maturity options.


AXA Equitable's Annual Report on Form 10-K for the period ended December 31, 2009 (the "Annual Report") is considered to be part of this Prospectus because it is incorporated by reference.


AXA Equitable files reports and other information with the SEC, as required by law. You may read and copy this information at the SEC's public reference facilities at Room 1580, 100 F Street, NE, Washington, DC 20549, or by accessing the SEC's website at www.sec.gov. The public may obtain information on the operation of the Public Reference Room by calling the SEC at 1-800-SEC-0330. Under the Securities Act of 1933, AXA Equitable has filed with the SEC a registration statement relating to the fixed maturity option (the "Registration Statement"). This Prospectus has been filed as part of the Registration Statement and does not contain all of the information set forth in the Registration Statement.

After the date of this Prospectus and before we terminate the offering of the securities under the Registration Statement, all documents or reports we file with the SEC under the Securities Exchange Act of 1934 ("Exchange Act"), will be considered to become part of this Prospectus because they are incorporated by reference.

Any statement contained in a document that is or becomes part of this Prospectus, will be considered changed or replaced for purposes of this Prospectus if a statement contained in this Prospectus changes or is replaced. Any statement that is considered to be a part of this Prospectus because of its incorporation will be considered changed or replaced for the purpose of this Prospectus if a statement contained in any other subsequently filed document that is considered to be part of this Prospectus changes or replaces that statement. After that, only the statement that is changed or replaced will be considered to be part of this Prospectus.

We file the Registration Statement and our Exchange Act documents and reports, including our Annual Report on Form 10-K and Quarterly Reports on Form 10-Q, electronically according to EDGAR under CIK No. 0000727920. The SEC maintains a website that contains reports, proxy and information statements, and other information regarding registrants that file electronically with the SEC. The address of the site is www.sec.gov.

Upon written or oral request, we will provide, free of charge, to each person to whom this Prospectus is delivered, a copy of any or all of the documents considered to be part of this Prospectus because they are incorporated herein. In accordance with SEC rules, we will provide copies of any exhibits specifically incorporated by reference into the text of the Exchange Act reports (but not any other exhibits). Requests for documents should be directed to AXA Equitable Life Insurance Company, 1290 Avenue of the Americas, New York, New York 10104. Attention: Corporate Secretary (telephone: (212) 554-1234). You can access our website at www.axa-equitable.com.


(17) FINANCIAL STATEMENTS

The financial statements of the separate account(s), as well as the consolidated financial statements of AXA Equitable, are in the Statement of Additional Information ("SAI"). The financial statements of AXA Equitable have relevance to the contracts only to the extent that they bear upon the ability of AXA Equitable to meet its obligations under the contracts. The SAI is available free of charge. You may request one by writing to our processing office or calling 1-800-789-7771.

Our general obligations and any guaranteed benefits under the contract are supported by AXA Equitable's general account and are subject to AXA Equitable's claims paying ability. For more information about AXA Equitable's financial strength, you may review its financial statements and/or check its current rating with one or more of the independent sources that rate insurance companies for their financial strength and stability. Such ratings are subject to change and have no bearing on the performance of the variable investment options. You may also speak with your financial representative.


(18) CONDENSED FINANCIAL INFORMATION


The following tables set forth the unit values and number of units outstanding at the year end for each variable investment option, except those options offered for the first time after December 31, 2009. The tables show unit values based on the specified separate account charges that would apply to any contract or investment option to which this supplement relates. The tables also show the total number of units outstanding for all contracts to which this supplement relates.


The unit values and number of units outstanding shown below are for contracts offered under Separate Account No. 45 with the same daily asset charges of 1.15%.


14

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UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE
INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2009.




--------------------------------------------------------------------------------------------------------------------------------
                                                                              FOR THE YEARS ENDING DECEMBER 31,
                                                         -----------------------------------------------------------------------
                                                               2009           2008          2007           2006          2005
--------------------------------------------------------------------------------------------------------------------------------
 AXA AGGRESSIVE ALLOCATION -- CLASS B
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                $  10.51      $   8.35       $  13.90       $  13.24      $  11.36
--------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)        502           488            448            263           109
--------------------------------------------------------------------------------------------------------------------------------
 AXA CONSERVATIVE ALLOCATION -- CLASS B
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                $  10.97      $  10.10       $  11.48       $  10.98      $  10.44
--------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)        932           894            387            251           226
--------------------------------------------------------------------------------------------------------------------------------
 AXA CONSERVATIVE-PLUS ALLOCATION -- CLASS B
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                $  10.73      $   9.49       $  11.91       $  11.43      $  10.63
--------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)        720           643            441            206           114
--------------------------------------------------------------------------------------------------------------------------------
 AXA MODERATE ALLOCATION -- CLASS A
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                $  50.03      $  43.14       $  57.64       $  54.74      $  50.07
--------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)        572           542            570            843           703
--------------------------------------------------------------------------------------------------------------------------------
 AXA MODERATE ALLOCATION -- CLASS B
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                $  47.11      $  40.73       $  54.56       $  51.94      $  47.62
--------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)        728           726            789            613           971
--------------------------------------------------------------------------------------------------------------------------------
 AXA MODERATE-PLUS ALLOCATION -- CLASS B
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                $  10.87      $   9.02       $  13.37       $  12.71      $  11.23
--------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)      1,954         1,974          1,837          1,295           728
--------------------------------------------------------------------------------------------------------------------------------
 EQ/ALLIANCEBERNSTEIN INTERNATIONAL -- CLASS A
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                $  13.18      $  10.46       $  21.42       $  19.35      $  15.81
--------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)        699           815            978          1,145         1,271
--------------------------------------------------------------------------------------------------------------------------------
 EQ/ALLIANCEBERNSTEIN INTERNATIONAL -- CLASS B
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                $  12.75      $  10.15       $  20.84       $  18.87      $  15.45
--------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)        787           909          1,020          1,130         1,246
--------------------------------------------------------------------------------------------------------------------------------
 EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH -- CLASS A
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                $  16.17      $  12.02       $  21.93       $  18.96      $  17.56
--------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)        107           134            155            974           365
--------------------------------------------------------------------------------------------------------------------------------
 EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH -- CLASS B
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                $  15.68      $  11.69       $  21.37       $  18.53      $  17.20
--------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)        612           717            810            304         1,163
--------------------------------------------------------------------------------------------------------------------------------
 EQ/AXA FRANKLIN SMALL CAP VALUE CORE -- CLASS B
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                $   8.16      $   6.44       $   9.78       $  10.83            --
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                             39           103             39              6            --
--------------------------------------------------------------------------------------------------------------------------------
 EQ/BLACKROCK BASIC VALUE EQUITY -- CLASS B
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                $  19.92      $  15.47       $  24.66       $  24.66      $  20.63
--------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)        744           826          1,030          1,201         1,488
--------------------------------------------------------------------------------------------------------------------------------
 EQ/BLACK ROCK INTERNATIONAL VALUE -- CLASS B
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                $  18.45      $  14.33       $  25.44       $  23.35      $  18.80
--------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)        467           555            736            795           814
--------------------------------------------------------------------------------------------------------------------------------
 EQ/BOSTON ADVISORS EQUITY INCOME -- CLASS B
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                $   5.21      $   4.73       $   7.06       $   6.89      $   6.01
--------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)        250           364            346            380           367
--------------------------------------------------------------------------------------------------------------------------------
 EQ/CALVERT SOCIALLY RESPONSIBLE -- CLASS B
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                $   7.12      $   5.51       $  10.17       $   9.18      $   8.82
--------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)          6            11             12              6            12
--------------------------------------------------------------------------------------------------------------------------------
 EQ/CAPITAL GUARDIAN GROWTH -- CLASS B
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                $  10.83      $   8.21       $  13.94       $  13.37      $  12.60
--------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)         46            41             58             38            28
--------------------------------------------------------------------------------------------------------------------------------
 EQ/CAPITAL GUARDIAN RESEARCH -- CLASS B
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                $  10.34      $   7.96       $  13.34       $  13.28      $  11.99
--------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)        745           860          1,117          1,048         1,232
--------------------------------------------------------------------------------------------------------------------------------
 EQ/COMMON STOCK INDEX -- CLASS A
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                $ 211.93      $ 166.65       $ 299.23       $ 291.81      $ 266.03
--------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)        141           164            203            380           322
--------------------------------------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------------------------------------------------------
                                                                             FOR THE YEARS ENDING DECEMBER 31,
                                                         -----------------------------------------------------------------------
                                                               2004        2003           2002           2001          2000
--------------------------------------------------------------------------------------------------------------------------------
 AXA AGGRESSIVE ALLOCATION -- CLASS B
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                $  10.64            --             --             --            --
--------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)         64            --             --             --            --
--------------------------------------------------------------------------------------------------------------------------------
 AXA CONSERVATIVE ALLOCATION -- CLASS B
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                $  10.31            --             --             --            --
--------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)         98            --             --             --            --
--------------------------------------------------------------------------------------------------------------------------------
 AXA CONSERVATIVE-PLUS ALLOCATION -- CLASS B
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                $  10.41            --             --             --            --
--------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)         54            --             --             --            --
--------------------------------------------------------------------------------------------------------------------------------
 AXA MODERATE ALLOCATION -- CLASS A
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                $  48.21      $  44.75       $  37.91       $  43.83            --
--------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)        778           909          1,013            387            --
--------------------------------------------------------------------------------------------------------------------------------
 AXA MODERATE ALLOCATION -- CLASS B
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                $  45.97      $  42.78       $  36.32       $  42.10            --
--------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)      1,106         1,263          1,386            736            --
--------------------------------------------------------------------------------------------------------------------------------
 AXA MODERATE-PLUS ALLOCATION -- CLASS B
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                      --            --             --             --            --
--------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)         --            --             --             --            --
--------------------------------------------------------------------------------------------------------------------------------
 EQ/ALLIANCEBERNSTEIN INTERNATIONAL -- CLASS A
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                $  13.84      $  11.82       $   8.83       $   9.91      $  13.00
--------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)      1,509         1,843          1,978            816           941
--------------------------------------------------------------------------------------------------------------------------------
 EQ/ALLIANCEBERNSTEIN INTERNATIONAL -- CLASS B
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                $  13.56      $  11.61       $   8.69       $   9.77      $  12.89
--------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)      1,359         1,568          1,624            390           438
--------------------------------------------------------------------------------------------------------------------------------
 EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH -- CLASS A
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                $  15.89      $  14.06       $  10.07       $  14.57      $  16.95
--------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)        358           402            428            497           487
--------------------------------------------------------------------------------------------------------------------------------
 EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH -- CLASS B
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                $  15.60      $  13.85       $   9.94       $  14.41      $  16.81
--------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)      1,361         1,510          1,604          1,800         1,985
--------------------------------------------------------------------------------------------------------------------------------
 EQ/AXA FRANKLIN SMALL CAP VALUE CORE -- CLASS B
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                      --            --             --             --            --
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                             --            --             --             --            --
--------------------------------------------------------------------------------------------------------------------------------
 EQ/BLACKROCK BASIC VALUE EQUITY -- CLASS B
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                $  20.27      $  18.55       $  14.30       $  17.36      $  16.64
--------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)      1,843         2,009          2,129          2,223         1,946
--------------------------------------------------------------------------------------------------------------------------------
 EQ/BLACK ROCK INTERNATIONAL VALUE -- CLASS B
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                $  17.16      $  14.27       $  11.27             --            --
--------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)        779           839            956             --            --
--------------------------------------------------------------------------------------------------------------------------------
 EQ/BOSTON ADVISORS EQUITY INCOME -- CLASS B
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                $   5.73            --             --             --            --
--------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)         50            --             --             --            --
--------------------------------------------------------------------------------------------------------------------------------
 EQ/CALVERT SOCIALLY RESPONSIBLE -- CLASS B
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                $   8.21      $   8.01       $   6.34       $   8.72            --
--------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)         19            10              3             --            --
--------------------------------------------------------------------------------------------------------------------------------
 EQ/CAPITAL GUARDIAN GROWTH -- CLASS B
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                $  12.12      $  11.62       $   9.48             --            --
--------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)         15            14             11             --            --
--------------------------------------------------------------------------------------------------------------------------------
 EQ/CAPITAL GUARDIAN RESEARCH -- CLASS B
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                $  11.44      $  10.43       $   8.02       $  10.78      $  11.13
--------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)      1,468         1,625          1,727             80            57
--------------------------------------------------------------------------------------------------------------------------------
 EQ/COMMON STOCK INDEX -- CLASS A
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                $ 257.37      $ 227.59       $ 153.56       $ 232.44      $ 262.80
--------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)        407           498            560            748           893
--------------------------------------------------------------------------------------------------------------------------------


                                                                             15

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                           www.axa-equitable.com/green



UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2009.




--------------------------------------------------------------------------------------------------------------------------------
                                                                              FOR THE YEARS ENDING DECEMBER 31,
                                                         -----------------------------------------------------------------------
                                                               2009           2008          2007           2006          2005
--------------------------------------------------------------------------------------------------------------------------------
 EQ/COMMON STOCK INDEX -- CLASS B
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                 $ 205.00     $ 161.61       $ 290.90       $ 284.40      $ 259.92
--------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)         228          259            311            266           458
--------------------------------------------------------------------------------------------------------------------------------
 EQ/CORE BOND INDEX -- CLASS B
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                 $  13.59     $  13.39       $  14.87       $  14.59      $  14.19
--------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)         414          439            623            630           688
--------------------------------------------------------------------------------------------------------------------------------
 EQ/DAVIS NEW YORK VENTURE -- CLASS B
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                 $   8.77     $   6.69       $  11.13       $  10.85            --
--------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)         172          130            105             19            --
--------------------------------------------------------------------------------------------------------------------------------
 EQ/EQUITY 500 INDEX -- CLASS B
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                 $  24.60     $  19.77       $  31.91       $  30.76      $  27.04
--------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)         416          454            521            624           717
--------------------------------------------------------------------------------------------------------------------------------
 EQ/EQUITY GROWTH PLUS -- CLASS B
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                 $  13.97     $  11.05       $  18.73       $  16.61      $  15.37
--------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)         513          630            710            770           736
--------------------------------------------------------------------------------------------------------------------------------
 EQ/EVERGREEN OMEGA -- CLASS B
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                 $   9.90     $   7.14       $   9.98       $   9.07      $   8.66
--------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)         131           91            113            121           149
--------------------------------------------------------------------------------------------------------------------------------
 EQ/FRANKLIN CORE BALANCED -- CLASS B
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                 $   9.16     $   7.10       $  10.53       $  10.44            --
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                             356          374            357             78            --
--------------------------------------------------------------------------------------------------------------------------------
 EQ/FRANKLIN TEMPLETON ALLOCATION -- CLASS B
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                 $   7.55     $   5.94       $   9.53             --            --
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                             103           98             62             --            --
--------------------------------------------------------------------------------------------------------------------------------
 EQ/GAMCO MERGERS AND ACQUISITIONS -- CLASS B
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                 $  11.71     $  10.16       $  11.93       $  11.67      $  10.52
--------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)          74           66             70            198           132
--------------------------------------------------------------------------------------------------------------------------------
 EQ/GAMCO SMALL COMPANY VALUE -- CLASS B
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                 $  29.56     $  21.14       $  30.84       $  28.54      $  24.30
--------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)         152          142            151             94            71
--------------------------------------------------------------------------------------------------------------------------------
 EQ/GLOBAL BOND PLUS -- CLASS B
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                 $  11.43     $  11.34       $  10.77       $   9.97      $   9.75
--------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)         234          280             98             55             5
--------------------------------------------------------------------------------------------------------------------------------
 EQ/GLOBAL MULTI-SECTOR EQUITY -- CLASS B
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                 $  16.86     $  11.37       $  26.97       $  19.21      $  14.18
--------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)         804          864            960          1,021         1,010
--------------------------------------------------------------------------------------------------------------------------------
 EQ/INTERMEDIATE GOVERNMENT BOND INDEX -- CLASS A
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                 $  21.10     $  21.79       $  21.22       $  20.04      $  19.61
--------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)         127          204            205            469           293
--------------------------------------------------------------------------------------------------------------------------------
 EQ/INTERMEDIATE GOVERNMENT BOND INDEX -- CLASS B
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                 $  20.44     $  21.16       $  20.66       $  19.56      $  19.19
--------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)         279          337            361            238           563
--------------------------------------------------------------------------------------------------------------------------------
 EQ/INTERNATIONAL CORE PLUS -- CLASS B
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                 $  12.25     $   9.16       $  16.80       $  14.75      $  12.51
--------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)         223          210            209            238           233
--------------------------------------------------------------------------------------------------------------------------------
 EQ/INTERNATIONAL GROWTH -- CLASS B
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                 $  13.16     $   9.70       $  16.43       $  14.30      $  11.51
--------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)         147          119            133             42            12
--------------------------------------------------------------------------------------------------------------------------------
 EQ/JPMORGAN VALUE OPPORTUNITIES -- CLASS B
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                 $  12.46     $   9.53       $  16.00       $  16.39      $  13.77
--------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)         419          463            557            654           747
--------------------------------------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------------------------------------------------------
                                                                             FOR THE YEARS ENDING DECEMBER 31,
                                                         -----------------------------------------------------------------------
                                                               2004        2003           2002           2001          2000
--------------------------------------------------------------------------------------------------------------------------------
 EQ/COMMON STOCK INDEX -- CLASS B
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                $ 252.09      $ 223.47       $ 151.16       $ 229.38      $ 260.00
--------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)        552           639            698            875           988
--------------------------------------------------------------------------------------------------------------------------------
 EQ/CORE BOND INDEX -- CLASS B
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                $  14.04      $  13.64       $  13.35             --            --
--------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)        621           618            623             --            --
--------------------------------------------------------------------------------------------------------------------------------
 EQ/DAVIS NEW YORK VENTURE -- CLASS B
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                      --            --             --             --            --
--------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)         --            --             --             --            --
--------------------------------------------------------------------------------------------------------------------------------
 EQ/EQUITY 500 INDEX -- CLASS B
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                $  26.20      $  24.04       $  19.03       $  24.80      $  28.57
--------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)        858           994          1,017          1,094         1,206
--------------------------------------------------------------------------------------------------------------------------------
 EQ/EQUITY GROWTH PLUS -- CLASS B
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                $  14.05      $  12.86       $   9.92       $  11.35            --
--------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)        693           778            439             29            --
--------------------------------------------------------------------------------------------------------------------------------
 EQ/EVERGREEN OMEGA -- CLASS B
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                $   8.43      $   7.97       $   5.83       $   7.76      $   9.47
--------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)        225           198             84             52            59
--------------------------------------------------------------------------------------------------------------------------------
 EQ/FRANKLIN CORE BALANCED -- CLASS B
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                      --            --             --             --            --
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                             --            --             --             --            --
--------------------------------------------------------------------------------------------------------------------------------
 EQ/FRANKLIN TEMPLETON ALLOCATION -- CLASS B
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                      --            --             --             --            --
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                             --            --             --             --            --
--------------------------------------------------------------------------------------------------------------------------------
 EQ/GAMCO MERGERS AND ACQUISITIONS -- CLASS B
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                      --            --             --             --            --
--------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)         --            --             --             --            --
--------------------------------------------------------------------------------------------------------------------------------
 EQ/GAMCO SMALL COMPANY VALUE -- CLASS B
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                $  23.56            --             --             --            --
--------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)         20            --             --             --            --
--------------------------------------------------------------------------------------------------------------------------------
 EQ/GLOBAL BOND PLUS -- CLASS B
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                      --            --             --             --            --
--------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)         --            --             --             --            --
--------------------------------------------------------------------------------------------------------------------------------
 EQ/GLOBAL MULTI-SECTOR EQUITY -- CLASS B
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                $  10.80      $   8.84       $   5.73       $   6.16      $   6.57
--------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)        876           859            894            812           908
--------------------------------------------------------------------------------------------------------------------------------
 EQ/INTERMEDIATE GOVERNMENT BOND INDEX -- CLASS A
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                $  19.55      $  19.35       $  19.12       $  17.76      $  16.62
--------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)        354           460          1,043            641           360
--------------------------------------------------------------------------------------------------------------------------------
 EQ/INTERMEDIATE GOVERNMENT BOND INDEX -- CLASS B
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                $  19.17      $  19.03       $  18.85       $  17.56      $  16.46
--------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)        766           998          1,296          1,054           735
--------------------------------------------------------------------------------------------------------------------------------
 EQ/INTERNATIONAL CORE PLUS -- CLASS B
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                $  10.81      $   9.62       $   7.34             --            --
--------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)        209           144             56             --            --
--------------------------------------------------------------------------------------------------------------------------------
 EQ/INTERNATIONAL GROWTH -- CLASS B
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                      --            --             --             --            --
--------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)         --            --             --             --            --
--------------------------------------------------------------------------------------------------------------------------------
 EQ/JPMORGAN VALUE OPPORTUNITIES -- CLASS B
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                $  13.40      $  12.23       $   9.76       $  12.19      $  13.24
--------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)        946         1,120          1,280          1,543         1,692
--------------------------------------------------------------------------------------------------------------------------------


16


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                           www.axa-equitable.com/green



UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2009.




------------------------------------------------------------------------------------------------------------------------------
                                                                              FOR THE YEARS ENDING DECEMBER 31,
                                                         ---------------------------------------------------------------------
                                                               2009           2008          2007           2006       2005
------------------------------------------------------------------------------------------------------------------------------
 EQ/LARGE CAP CORE PLUS -- CLASS B
------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                $  8.54       $  6.83        $ 11.04        $ 10.75      $  9.63
------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)        45            62             50             85          103
------------------------------------------------------------------------------------------------------------------------------
 EQ/LARGE CAP GROWTH INDEX -- CLASS B
------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                $  6.79       $  5.04        $  8.00        $  7.10      $  7.22
------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)       532           558            674            995        1,173
------------------------------------------------------------------------------------------------------------------------------
 EQ/LARGE CAP GROWTH PLUS -- CLASS B
------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                $ 14.31       $ 10.74        $ 17.59        $ 15.39      $ 14.44
------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)       689           824            954          1,056        1,226
------------------------------------------------------------------------------------------------------------------------------
 EQ/LARGE CAP VALUE INDEX -- CLASS B
------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                $  5.27       $  4.47        $ 10.45        $ 11.24      $ 10.65
------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)        85            65             70             54            7
------------------------------------------------------------------------------------------------------------------------------
 EQ/LARGE CAP VALUE PLUS -- CLASS A
------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                $  6.08       $  5.10        $  9.06             --           --
------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)     2,585         3,136          4,100             --           --
------------------------------------------------------------------------------------------------------------------------------
 EQ/LARGE CAP VALUE PLUS -- CLASS B
------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                $  6.03       $  9.66        $  9.05        $ 18.28      $ 15.23
------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)     4,834         5,660          7,094          1,987        2,290
------------------------------------------------------------------------------------------------------------------------------
 EQ/LORD ABBETT GROWTH AND INCOME CLASS B
------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                $  9.21       $  7.89        $ 12.58        $ 12.30      $ 10.61
------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)        37            36             41             56           18
------------------------------------------------------------------------------------------------------------------------------
 EQ/LORD ABBETT LARGE CAP CORE -- CLASS B
------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                $ 10.91       $  8.79        $ 12.89        $ 11.78      $ 10.58
------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)        93            72             26             10            8
------------------------------------------------------------------------------------------------------------------------------
 EQ/MID CAP INDEX -- CLASS B
------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                $  9.39       $  6.97        $ 13.91        $ 13.03      $ 11.81
------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)       381           466            520            620          750
------------------------------------------------------------------------------------------------------------------------------
 EQ/MID CAP VALUE PLUS -- CLASS B
------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                $ 13.97       $ 10.40        $ 17.41        $ 17.90      $ 16.10
------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)     1,031         1,051          1,257          1,559        1,833
------------------------------------------------------------------------------------------------------------------------------
 EQ/MONEY MARKET -- CLASS A
------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                $ 32.97       $ 33.25        $ 32.86        $ 31.67      $ 30.59
------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)       241           335            259            433          238
------------------------------------------------------------------------------------------------------------------------------
 EQ/MONEY MARKET -- CLASS B
------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                $ 31.97       $ 32.35        $ 32.05        $ 30.96      $ 29.98
------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)       508           627            361            262          400
------------------------------------------------------------------------------------------------------------------------------
 EQ/MONTAG & CALDWELL GROWTH -- CLASS B
------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                $  5.07       $  3.95        $  5.96        $  4.99      $  4.68
------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)       294           305             81             50           54
------------------------------------------------------------------------------------------------------------------------------
 EQ/MUTUAL LARGE CAP EQUITY -- CLASS B
------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                $  8.15       $  6.59        $ 10.77        $ 10.72           --
------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)       104           107            138             21           --
------------------------------------------------------------------------------------------------------------------------------
 EQ/OPPENHEIMER GLOBAL -- CLASS B
------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                $  9.31       $  6.79        $ 11.60        $ 11.10           --
------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)        74            43             30              9           --
------------------------------------------------------------------------------------------------------------------------------
 EQ/PIMCO ULTRA SHORT BOND -- CLASS B
------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                $ 11.02       $ 10.32        $ 10.88        $  9.87      $  9.95
------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)       735           566            272            195          161
------------------------------------------------------------------------------------------------------------------------------
 EQ/QUALITY BOND PLUS-- CLASS B
------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                $ 16.84       $ 16.06        $ 17.39        $ 16.83      $ 16.40
------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)       213           157            170            227          287
------------------------------------------------------------------------------------------------------------------------------
 EQ/SMALL COMPANY INDEX -- CLASS B
------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                $ 13.75       $ 11.03        $ 16.94        $ 17.46      $ 15.00
------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)       235           241            265            341          383
------------------------------------------------------------------------------------------------------------------------------


------------------------------------------------------------------------------------------------------------------------------
                                                                           FOR THE YEARS ENDING DECEMBER 31,
                                                         ---------------------------------------------------------------------
                                                             2004          2003         2002           2001         2000
------------------------------------------------------------------------------------------------------------------------------
 EQ/LARGE CAP CORE PLUS -- CLASS B
------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                $  9.09       $  8.25        $  6.84        $  8.76       $ 10.55
------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)        98           107             99             84            75
------------------------------------------------------------------------------------------------------------------------------
 EQ/LARGE CAP GROWTH INDEX -- CLASS B
------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                $  6.36       $  5.93        $  4.87        $  7.16       $  9.53
------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)     1,269         1,663          1,968          2,839         3,046
------------------------------------------------------------------------------------------------------------------------------
 EQ/LARGE CAP GROWTH PLUS -- CLASS B
------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                $ 13.40       $ 12.04        $  9.42        $ 14.51       $ 22.25
------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)     1,570         1,952          2,239          3,104         3,748
------------------------------------------------------------------------------------------------------------------------------
 EQ/LARGE CAP VALUE INDEX -- CLASS B
------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                     --            --             --             --            --
------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)        --            --             --             --            --
------------------------------------------------------------------------------------------------------------------------------
 EQ/LARGE CAP VALUE PLUS -- CLASS A
------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                     --            --             --             --            --
------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)        --            --             --             --            --
------------------------------------------------------------------------------------------------------------------------------
 EQ/LARGE CAP VALUE PLUS -- CLASS B
------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                $ 14.61       $ 13.03        $ 10.24        $ 12.00            --
------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)     2,543         2,775          2,810          2,882            --
------------------------------------------------------------------------------------------------------------------------------
 EQ/LORD ABBETT GROWTH AND INCOME CLASS B
------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                     --            --             --             --            --
------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)        --            --             --             --            --
------------------------------------------------------------------------------------------------------------------------------
 EQ/LORD ABBETT LARGE CAP CORE -- CLASS B
------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                     --            --             --             --            --
------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)        --            --             --             --            --
------------------------------------------------------------------------------------------------------------------------------
 EQ/MID CAP INDEX -- CLASS B
------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                $ 11.24       $  9.80        $  6.90        $  8.56       $ 10.00
------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)       697           677            427            292            43
------------------------------------------------------------------------------------------------------------------------------
 EQ/MID CAP VALUE PLUS -- CLASS B
------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                $ 14.63       $ 12.56        $  9.53        $ 11.31       $ 11.00
------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)     2,058         2,302          2,470          2,317         1,758
------------------------------------------------------------------------------------------------------------------------------
 EQ/MONEY MARKET -- CLASS A
------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                $ 30.08       $ 30.12        $ 30.22        $ 30.12       $ 29.34
------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)       344           444            863            954           817
------------------------------------------------------------------------------------------------------------------------------
 EQ/MONEY MARKET -- CLASS B
------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                $ 29.55       $ 29.66        $ 29.84        $ 29.82       $ 29.13
------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)       566           711          1,022            965           851
------------------------------------------------------------------------------------------------------------------------------
 EQ/MONTAG & CALDWELL GROWTH -- CLASS B
------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                $  4.49            --             --             --            --
------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)        --            --             --             --            --
------------------------------------------------------------------------------------------------------------------------------
 EQ/MUTUAL LARGE CAP EQUITY -- CLASS B
------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                     --            --             --             --            --
------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)        --            --             --             --            --
------------------------------------------------------------------------------------------------------------------------------
 EQ/OPPENHEIMER GLOBAL -- CLASS B
------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                     --            --             --             --            --
------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)        --            --             --             --            --
------------------------------------------------------------------------------------------------------------------------------
 EQ/PIMCO ULTRA SHORT BOND -- CLASS B
------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                     --            --             --             --            --
------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)        --            --             --             --            --
------------------------------------------------------------------------------------------------------------------------------
 EQ/QUALITY BOND PLUS-- CLASS B
------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                $ 16.26       $ 15.86        $ 15.49             --            --
------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)       275           292            240             --            --
------------------------------------------------------------------------------------------------------------------------------
 EQ/SMALL COMPANY INDEX -- CLASS B
------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                $ 14.56       $ 12.51        $  8.68        $ 11.10       $ 11.01
------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)       499           427            297            320           303
------------------------------------------------------------------------------------------------------------------------------


                                                                             17

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UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE
INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2009.




-----------------------------------------------------------------------------------------------------------------------
                                                                      FOR THE YEARS ENDING DECEMBER 31,
                                                         --------------------------------------------------------------
                                                               2009        2008         2007        2006        2005
-----------------------------------------------------------------------------------------------------------------------
 EQ/T. ROWE PRICE GROWTH STOCK -- CLASS B
-----------------------------------------------------------------------------------------------------------------------
  Unit value                                                 $ 14.63     $ 10.38      $ 18.16     $ 17.14     $ 18.06
-----------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)        110          83           99          14          12
-----------------------------------------------------------------------------------------------------------------------
 EQ/TEMPLETON GLOBAL EQUITY -- CLASS B
-----------------------------------------------------------------------------------------------------------------------
  Unit value                                                 $  8.17     $  6.35      $ 10.86     $ 10.76          --
-----------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)         84          91           94          20          --
-----------------------------------------------------------------------------------------------------------------------
 EQ/UBS GROWTH AND INCOME -- CLASS B
-----------------------------------------------------------------------------------------------------------------------
  Unit value                                                 $  4.93     $  3.77      $  6.35     $  6.35     $  5.63
-----------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)         53          66           86         146         117
-----------------------------------------------------------------------------------------------------------------------
 EQ/VAN KAMPEN COMSTOCK -- CLASS B
-----------------------------------------------------------------------------------------------------------------------
  Unit value                                                 $  9.12     $  7.19      $ 11.53     $ 11.96     $ 10.44
-----------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)         72          84           93         157         129
-----------------------------------------------------------------------------------------------------------------------
 EQ/VAN KAMPEN MID CAP GROWTH -- CLASS B
-----------------------------------------------------------------------------------------------------------------------
  Unit value                                                 $ 13.09     $  8.43      $ 16.19     $ 13.38     $ 12.39
-----------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)        214         162          135          48          30
-----------------------------------------------------------------------------------------------------------------------
 MULTIMANAGER AGGRESSIVE EQUITY -- CLASS A
-----------------------------------------------------------------------------------------------------------------------
  Unit value                                                 $ 50.65     $ 37.23      $ 70.46     $ 63.84     $ 61.29
-----------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)        151         154          186         197         270
-----------------------------------------------------------------------------------------------------------------------
 MULTIMANAGER AGGRESSIVE EQUITY -- CLASS B
-----------------------------------------------------------------------------------------------------------------------
  Unit value                                                 $ 49.00     $ 36.11      $ 68.51     $ 62.23     $ 59.89
-----------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)        149         132          159         227         234
-----------------------------------------------------------------------------------------------------------------------
 MULTIMANAGER CORE BOND -- CLASS B
-----------------------------------------------------------------------------------------------------------------------
  Unit value                                                 $ 13.23     $ 12.36      $ 12.20     $ 11.62     $ 11.33
-----------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)        407         354          379         416         490
-----------------------------------------------------------------------------------------------------------------------
 MULTIMANAGER INTERNATIONAL EQUITY -- CLASS B
-----------------------------------------------------------------------------------------------------------------------
  Unit value                                                 $ 12.74     $  9.92      $ 19.02     $ 17.11     $ 13.81
-----------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)        200         236          260         315         260
-----------------------------------------------------------------------------------------------------------------------
 MULTIMANAGER LARGE CAP CORE EQUITY -- CLASS B
-----------------------------------------------------------------------------------------------------------------------
  Unit value                                                 $ 10.12     $  7.73      $ 12.93     $ 12.46     $ 11.09
-----------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)         50          56           65          82         131
-----------------------------------------------------------------------------------------------------------------------
 MULTIMANAGER LARGE CAP GROWTH -- CLASS B
-----------------------------------------------------------------------------------------------------------------------
  Unit value                                                 $  7.80     $  5.78      $ 10.70     $  9.73     $  9.84
-----------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)        127         170          183         252         270
-----------------------------------------------------------------------------------------------------------------------
 MULTIMANAGER LARGE CAP VALUE -- CLASS B
-----------------------------------------------------------------------------------------------------------------------
  Unit value                                                 $ 11.16     $  9.19      $ 14.86     $ 14.50     $ 12.30
-----------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)        172         247          319         302         296
-----------------------------------------------------------------------------------------------------------------------
 MULTIMANAGER MID CAP GROWTH -- CLASS B
-----------------------------------------------------------------------------------------------------------------------
  Unit value                                                 $  9.55     $  6.81      $ 12.21     $ 11.04     $ 10.19
-----------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)        230         256          302         284         324
-----------------------------------------------------------------------------------------------------------------------
 MULTIMANAGER MID CAP VALUE -- CLASS B
-----------------------------------------------------------------------------------------------------------------------
  Unit value                                                 $ 12.57     $  8.81      $ 13.91     $ 14.06     $ 12.40
-----------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)        179         200          208         325         332
-----------------------------------------------------------------------------------------------------------------------
 MULTIMANAGER MULTI-SECTOR BOND -- CLASS A
-----------------------------------------------------------------------------------------------------------------------
  Unit value                                                 $ 29.22     $ 26.89      $ 35.48     $ 34.71     $ 31.86
-----------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)         48          59           76         378         110
-----------------------------------------------------------------------------------------------------------------------
 MULTIMANAGER MULTI-SECTOR BOND -- CLASS B
-----------------------------------------------------------------------------------------------------------------------
  Unit value                                                 $ 28.26     $ 26.08      $ 34.49     $ 33.83     $ 31.13
-----------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)        244         262          326          93         449
-----------------------------------------------------------------------------------------------------------------------
 MULTIMANAGER SMALL CAP GROWTH -- CLASS B
-----------------------------------------------------------------------------------------------------------------------
  Unit value                                                 $  6.97     $  5.24      $  9.16     $  8.94     $  8.20
-----------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)        127         142          196         101          70
-----------------------------------------------------------------------------------------------------------------------
 MULTIMANAGER SMALL CAP VALUE -- CLASS B
-----------------------------------------------------------------------------------------------------------------------
  Unit value                                                 $ 13.70     $ 10.96      $ 17.85     $ 20.03     $ 17.45
-----------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)        164         208          279         399         485
-----------------------------------------------------------------------------------------------------------------------


-----------------------------------------------------------------------------------------------------------------------
                                                                      FOR THE YEARS ENDING DECEMBER 31,
                                                         --------------------------------------------------------------
                                                               2004        2003        2002        2001        2000
-----------------------------------------------------------------------------------------------------------------------
 EQ/T. ROWE PRICE GROWTH STOCK -- CLASS B
-----------------------------------------------------------------------------------------------------------------------
  Unit value                                                 $ 17.57          --          --          --          --
-----------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)         --          --          --          --          --
-----------------------------------------------------------------------------------------------------------------------
 EQ/TEMPLETON GLOBAL EQUITY -- CLASS B
-----------------------------------------------------------------------------------------------------------------------
  Unit value                                                      --          --          --          --          --
-----------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)         --          --          --          --          --
-----------------------------------------------------------------------------------------------------------------------
 EQ/UBS GROWTH AND INCOME -- CLASS B
-----------------------------------------------------------------------------------------------------------------------
  Unit value                                                 $  5.23          --          --          --          --
-----------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)         --          --          --          --          --
-----------------------------------------------------------------------------------------------------------------------
 EQ/VAN KAMPEN COMSTOCK -- CLASS B
-----------------------------------------------------------------------------------------------------------------------
  Unit value                                                      --          --          --          --          --
-----------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)         --          --          --          --          --
-----------------------------------------------------------------------------------------------------------------------
 EQ/VAN KAMPEN MID CAP GROWTH -- CLASS B
-----------------------------------------------------------------------------------------------------------------------
  Unit value                                                      --          --          --          --          --
-----------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)         --          --          --          --          --
-----------------------------------------------------------------------------------------------------------------------
 MULTIMANAGER AGGRESSIVE EQUITY -- CLASS A
-----------------------------------------------------------------------------------------------------------------------
  Unit value                                                 $ 57.16     $ 51.45     $ 37.75     $ 53.56     $ 72.23
-----------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)        320         387         453         576         705
-----------------------------------------------------------------------------------------------------------------------
 MULTIMANAGER AGGRESSIVE EQUITY -- CLASS B
-----------------------------------------------------------------------------------------------------------------------
  Unit value                                                 $ 55.99     $ 50.53     $ 37.17     $ 52.87     $ 71.48
-----------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)        272         297         327         399         478
-----------------------------------------------------------------------------------------------------------------------
 MULTIMANAGER CORE BOND -- CLASS B
-----------------------------------------------------------------------------------------------------------------------
  Unit value                                                 $ 11.26     $ 10.97     $ 10.69          --          --
-----------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)        551         570         493          --          --
-----------------------------------------------------------------------------------------------------------------------
 MULTIMANAGER INTERNATIONAL EQUITY -- CLASS B
-----------------------------------------------------------------------------------------------------------------------
  Unit value                                                 $ 12.11     $ 10.39     $  7.82          --          --
-----------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)        243         212         129          --          --
-----------------------------------------------------------------------------------------------------------------------
 MULTIMANAGER LARGE CAP CORE EQUITY -- CLASS B
-----------------------------------------------------------------------------------------------------------------------
  Unit value                                                 $ 10.52     $  9.70     $  7.66          --          --
-----------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)        131         133          88          --          --
-----------------------------------------------------------------------------------------------------------------------
 MULTIMANAGER LARGE CAP GROWTH -- CLASS B
-----------------------------------------------------------------------------------------------------------------------
  Unit value                                                 $  9.26     $  8.78     $  6.80          --          --
-----------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)        281         251         164          --          --
-----------------------------------------------------------------------------------------------------------------------
 MULTIMANAGER LARGE CAP VALUE -- CLASS B
-----------------------------------------------------------------------------------------------------------------------
  Unit value                                                 $ 11.61     $ 10.27     $  7.92          --          --
-----------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)        259         232         205          --          --
-----------------------------------------------------------------------------------------------------------------------
 MULTIMANAGER MID CAP GROWTH -- CLASS B
-----------------------------------------------------------------------------------------------------------------------
  Unit value                                                 $  9.51     $  8.61     $  6.21          --          --
-----------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)        333         384         214          --          --
-----------------------------------------------------------------------------------------------------------------------
 MULTIMANAGER MID CAP VALUE -- CLASS B
-----------------------------------------------------------------------------------------------------------------------
  Unit value                                                 $ 11.69     $ 10.26     $  7.38          --          --
-----------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)        447         402         250          --          --
-----------------------------------------------------------------------------------------------------------------------
 MULTIMANAGER MULTI-SECTOR BOND -- CLASS A
-----------------------------------------------------------------------------------------------------------------------
  Unit value                                                 $ 31.20     $ 28.97     $ 23.85     $ 24.80     $ 24.85
-----------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)        132         131          93         104          71
-----------------------------------------------------------------------------------------------------------------------
 MULTIMANAGER MULTI-SECTOR BOND -- CLASS B
-----------------------------------------------------------------------------------------------------------------------
  Unit value                                                 $ 30.56     $ 28.44     $ 23.48     $ 24.47     $ 24.59
-----------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)        548         583         592         707         796
-----------------------------------------------------------------------------------------------------------------------
 MULTIMANAGER SMALL CAP GROWTH -- CLASS B
-----------------------------------------------------------------------------------------------------------------------
  Unit value                                                 $  7.72          --          --          --          --
-----------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)         13          --          --          --          --
-----------------------------------------------------------------------------------------------------------------------
 MULTIMANAGER SMALL CAP VALUE -- CLASS B
-----------------------------------------------------------------------------------------------------------------------
  Unit value                                                 $ 16.86     $ 14.57     $ 10.73          --          --
-----------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)        526         495         384          --          --
-----------------------------------------------------------------------------------------------------------------------


18

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                           www.axa-equitable.com/green



UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2009.




---------------------------------------------------------------------------------------------------------------------
                                                                       FOR THE YEARS ENDING DECEMBER 31,
                                                         ------------------------------------------------------------
                                                              2009        2008       2007        2006        2005
---------------------------------------------------------------------------------------------------------------------
 MULTIMANAGER TECHNOLOGY -- CLASS B
---------------------------------------------------------------------------------------------------------------------
  Unit value                                                $ 10.25     $ 6.54     $ 12.51     $ 10.71     $ 10.09
---------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)       244        237         274         316         382
---------------------------------------------------------------------------------------------------------------------


---------------------------------------------------------------------------------------------------------------------
                                                                       FOR THE YEARS ENDING DECEMBER 31,
                                                         ------------------------------------------------------------
                                                              2004       2003        2002      2001        2000
---------------------------------------------------------------------------------------------------------------------
 MULTIMANAGER TECHNOLOGY -- CLASS B
---------------------------------------------------------------------------------------------------------------------
  Unit value                                                $ 9.18     $ 8.84      $ 5.67      --          --
---------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)      537        207          44      --          --
---------------------------------------------------------------------------------------------------------------------

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                           www.axa-equitable.com/green

The unit values and number of units outstanding shown below are for contracts offered under Separate Account No. 49 with the same daily asset charges of 1.20%.


UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2009.




-------------------------------------------------------------------------------------------------------
                                                       FOR THE YEARS ENDING DECEMBER 31,
                                         --------------------------------------------------------------
                                               2009        2008         2007        2006        2005
-------------------------------------------------------------------------------------------------------
 AXA AGGRESSIVE ALLOCATION
-------------------------------------------------------------------------------------------------------
  Unit value                                $  10.48   $   8.33      $  13.87    $  13.22    $  11.35
-------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)          3,887      3,515         3,160       1,827       1,271
-------------------------------------------------------------------------------------------------------
 AXA CONSERVATIVE ALLOCATION
-------------------------------------------------------------------------------------------------------
  Unit value                                $  10.93   $  10.08      $  11.46    $  10.96    $  10.43
-------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)          4,898      4,014         1,472       1,143         397
-------------------------------------------------------------------------------------------------------
 AXA CONSERVATIVE-PLUS ALLOCATION
-------------------------------------------------------------------------------------------------------
  Unit value                                $  10.70   $   9.47      $  11.89    $  11.41    $  10.62
-------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)          3,293      2,920         2,173       1,249         849
-------------------------------------------------------------------------------------------------------
 AXA MODERATE ALLOCATION
-------------------------------------------------------------------------------------------------------
  Unit value                                $  46.54   $  40.26      $  53.95    $  51.39    $  47.15
-------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)          4,129      4,257         4,308       4,475       4,798
-------------------------------------------------------------------------------------------------------
 AXA MODERATE-PLUS ALLOCATION
-------------------------------------------------------------------------------------------------------
  Unit value                                $  10.84   $   8.99      $  13.34    $  12.70    $  11.22
-------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)         11,520     11,250        10,734       8,825       5,795
-------------------------------------------------------------------------------------------------------
 EQ/ALLIANCEBERNSTEIN INTERNATIONAL
-------------------------------------------------------------------------------------------------------
  Unit value                                $  12.66   $  10.08      $  20.70    $  18.75    $  15.37
-------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)          3,842      4,586         5,414       5,626       5,792
-------------------------------------------------------------------------------------------------------
 EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH
-------------------------------------------------------------------------------------------------------
  Unit value                                $  15.58   $  11.62      $  21.26    $  18.44    $  17.12
-------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)          2,049      2,429         2,805       3,494       3,815
-------------------------------------------------------------------------------------------------------
 EQ/AXA FRANKLIN SMALL CAP VALUE CORE
-------------------------------------------------------------------------------------------------------
  Unit value                                $   8.15   $   6.43      $   9.77    $  10.83          --
-------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)            341        431           171          78          --
-------------------------------------------------------------------------------------------------------
 EQ/BLACKROCK BASIC VALUE EQUITY
-------------------------------------------------------------------------------------------------------
  Unit value                                $  19.79   $  15.38      $  24.53    $  24.54    $  20.54
-------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)          3,557      3,698         4,290       4,984       5,635
-------------------------------------------------------------------------------------------------------
 EQ/BLACKROCK INTERNATIONAL VALUE
-------------------------------------------------------------------------------------------------------
  Unit value                                $  18.33   $  14.25      $  25.30    $  23.24    $  18.71
-------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)          3,102      3,321         4,143       4,607       4,933
-------------------------------------------------------------------------------------------------------
 EQ/BOSTON ADVISORS EQUITY INCOME
-------------------------------------------------------------------------------------------------------
  Unit value                                $   5.18   $   4.70      $   7.03    $   6.86    $   5.99
-------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)          1,513      1,732         1,373       1,698       1,681
-------------------------------------------------------------------------------------------------------
 EQ/CALVERT SOCIALLY RESPONSIBLE
-------------------------------------------------------------------------------------------------------
  Unit value                                $   7.09   $   5.48      $  10.13    $   9.14    $   8.79
-------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)            416        470           554         625         723
-------------------------------------------------------------------------------------------------------
 EQ/CAPITAL GUARDIAN GROWTH
-------------------------------------------------------------------------------------------------------
  Unit value                                $  10.76   $   8.16      $  13.87    $  13.31    $  12.54
-------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)          1,557      1,900         1,946       1,982       2,062
-------------------------------------------------------------------------------------------------------
 EQ/CAPITAL GUARDIAN RESEARCH
-------------------------------------------------------------------------------------------------------
  Unit value                                $  10.29   $   7.92      $  13.28    $  13.23    $  11.95
-------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)         11,050     12,691        15,162       6,465       7,166
-------------------------------------------------------------------------------------------------------
 EQ/COMMON STOCK INDEX
-------------------------------------------------------------------------------------------------------
  Unit value                                $ 201.51   $ 158.94      $ 286.24    $ 279.98    $ 256.01
-------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)            301        330           392         463         545
-------------------------------------------------------------------------------------------------------
 EQ/CORE BOND INDEX
-------------------------------------------------------------------------------------------------------
  Unit value                                $  13.51   $  13.31      $  14.80    $  14.53    $  14.13
-------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)          7,161      7,625        10,033      10,809      11,494
-------------------------------------------------------------------------------------------------------
 EQ/DAVIS NEW YORK VENTURE
-------------------------------------------------------------------------------------------------------
  Unit value                                $   8.76   $   6.68      $  11.12    $  10.85          --
-------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)          1,352      1,290           963         302          --
-------------------------------------------------------------------------------------------------------


-------------------------------------------------------------------------------------------------------
                                                       FOR THE YEARS ENDING DECEMBER 31,
                                         --------------------------------------------------------------
                                               2004        2003        2002         2001        2000
-------------------------------------------------------------------------------------------------------
 AXA AGGRESSIVE ALLOCATION
-------------------------------------------------------------------------------------------------------
  Unit value                                $  10.63          --          --           --          --
-------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)            728          --          --           --          --
-------------------------------------------------------------------------------------------------------
 AXA CONSERVATIVE ALLOCATION
-------------------------------------------------------------------------------------------------------
  Unit value                                $  10.31          --          --           --          --
-------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)            373          --          --           --          --
-------------------------------------------------------------------------------------------------------
 AXA CONSERVATIVE-PLUS ALLOCATION
-------------------------------------------------------------------------------------------------------
  Unit value                                $  10.41          --          --           --          --
-------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)            695          --          --           --          --
-------------------------------------------------------------------------------------------------------
 AXA MODERATE ALLOCATION
-------------------------------------------------------------------------------------------------------
  Unit value                                $  45.53    $  42.39    $  36.01           --          --
-------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)          5,029       4,208       1,221           --          --
-------------------------------------------------------------------------------------------------------
 AXA MODERATE-PLUS ALLOCATION
-------------------------------------------------------------------------------------------------------
  Unit value                                $  10.65          --          --           --          --
-------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)          3,138          --          --           --          --
-------------------------------------------------------------------------------------------------------
 EQ/ALLIANCEBERNSTEIN INTERNATIONAL
-------------------------------------------------------------------------------------------------------
  Unit value                                $  13.49    $  11.55    $   8.65           --          --
-------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)          5,816       5,125       1,285           --          --
-------------------------------------------------------------------------------------------------------
 EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH
-------------------------------------------------------------------------------------------------------
  Unit value                                $  15.54    $  13.80    $   9.91     $  14.38    $  16.78
-------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)          4,124       4,091       1,279          105         191
-------------------------------------------------------------------------------------------------------
 EQ/AXA FRANKLIN SMALL CAP VALUE CORE
-------------------------------------------------------------------------------------------------------
  Unit value                                      --          --          --           --          --
-------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)             --          --          --           --          --
-------------------------------------------------------------------------------------------------------
 EQ/BLACKROCK BASIC VALUE EQUITY
-------------------------------------------------------------------------------------------------------
  Unit value                                $  20.19    $  18.49    $  14.26           --          --
-------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)          6,364       5,670       1,591           --          --
-------------------------------------------------------------------------------------------------------
 EQ/BLACKROCK INTERNATIONAL VALUE
-------------------------------------------------------------------------------------------------------
  Unit value                                $  17.09    $  14.22    $  11.24     $  13.65    $  17.60
-------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)          4,781       4,396       1,445          154         182
-------------------------------------------------------------------------------------------------------
 EQ/BOSTON ADVISORS EQUITY INCOME
-------------------------------------------------------------------------------------------------------
  Unit value                                $   5.71          --          --           --          --
-------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)            216          --          --           --          --
-------------------------------------------------------------------------------------------------------
 EQ/CALVERT SOCIALLY RESPONSIBLE
-------------------------------------------------------------------------------------------------------
  Unit value                                $   8.18    $   8.00    $   6.33     $   8.70          --
-------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)            782         744         182           --          --
-------------------------------------------------------------------------------------------------------
 EQ/CAPITAL GUARDIAN GROWTH
-------------------------------------------------------------------------------------------------------
  Unit value                                $  12.08    $  11.58    $   9.46     $  13.00    $  17.41
-------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)          2,149       2,153         710          193         235
-------------------------------------------------------------------------------------------------------
 EQ/CAPITAL GUARDIAN RESEARCH
-------------------------------------------------------------------------------------------------------
  Unit value                                $  11.40    $  10.41    $   8.01     $  10.76    $  11.12
-------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)          8,080       7,741       2,252           17          10
-------------------------------------------------------------------------------------------------------
 EQ/COMMON STOCK INDEX
-------------------------------------------------------------------------------------------------------
  Unit value                                $ 248.43    $ 220.33    $ 149.11     $ 226.39    $ 256.74
-------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)            613         548         222          154         188
-------------------------------------------------------------------------------------------------------
 EQ/CORE BOND INDEX
-------------------------------------------------------------------------------------------------------
  Unit value                                $  13.99    $  13.60    $  13.32     $  12.30    $  11.04
-------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)         11,977      11,974       3,674          280          14
-------------------------------------------------------------------------------------------------------
 EQ/DAVIS NEW YORK VENTURE
-------------------------------------------------------------------------------------------------------
  Unit value                                      --          --          --           --          --
-------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)             --          --          --           --          --
-------------------------------------------------------------------------------------------------------


20


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UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE
INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2009.




-------------------------------------------------------------------------------------------------------
                                                       FOR THE YEARS ENDING DECEMBER 31,
                                         --------------------------------------------------------------
                                              2009        2008         2007        2006        2005
-------------------------------------------------------------------------------------------------------
 EQ/EQUITY 500 INDEX
-------------------------------------------------------------------------------------------------------
  Unit value                               $  24.40    $  19.62     $  31.69    $  30.56    $  26.88
-------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)         4,963       5,596        6,323       7,331       8,383
-------------------------------------------------------------------------------------------------------
 EQ/EQUITY GROWTH PLUS
-------------------------------------------------------------------------------------------------------
  Unit value                               $  13.91    $  11.01     $  18.67    $  16.57    $  15.34
-------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)         8,286       9,776       11,637      13,414      14,341
-------------------------------------------------------------------------------------------------------
 EQ/EVERGREEN OMEGA
-------------------------------------------------------------------------------------------------------
  Unit value                               $   9.85    $   7.10     $   9.93    $   9.03    $   8.63
-------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)         2,394       1,933        1,978       2,218       2,770
-------------------------------------------------------------------------------------------------------
 EQ/FRANKLIN CORE BALANCED
-------------------------------------------------------------------------------------------------------
  Unit value                               $   9.14    $   7.09     $  10.52    $  10.43          --
-------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)         2,199       2,264        2,628         664          --
-------------------------------------------------------------------------------------------------------
 EQ/FRANKLIN TEMPLETON ALLOCATION
-------------------------------------------------------------------------------------------------------
  Unit value                               $   7.54    $   5.94     $   9.52          --          --
-------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)         1,026         757          863          --          --
-------------------------------------------------------------------------------------------------------
 EQ/GAMCO MERGERS AND ACQUISITIONS
-------------------------------------------------------------------------------------------------------
  Unit value                               $  11.68    $  10.14     $  11.91    $  11.66    $  10.51
-------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)           338         307          362         321          81
-------------------------------------------------------------------------------------------------------
 EQ/GAMCO SMALL COMPANY VALUE
-------------------------------------------------------------------------------------------------------
  Unit value                               $  29.24    $  20.92     $  30.54    $  28.28    $  24.09
-------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)           996         932          909         341         297
-------------------------------------------------------------------------------------------------------
 EQ/GLOBAL BOND PLUS
-------------------------------------------------------------------------------------------------------
  Unit value                               $  11.41    $  11.32     $  10.76    $   9.97    $   9.75
-------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)         1,509       1,734        1,003         493          38
-------------------------------------------------------------------------------------------------------
 EQ/GLOBAL MULTI-SECTOR EQUITY
-------------------------------------------------------------------------------------------------------
  Unit value                               $  16.76    $  11.30     $  26.83    $  19.12    $  14.12
-------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)         3,162       3,004        3,820       4,088       4,095
-------------------------------------------------------------------------------------------------------
 EQ/INTERMEDIATE GOVERNMENT BOND INDEX
-------------------------------------------------------------------------------------------------------
  Unit value                               $  20.25    $  20.97     $  20.49    $  19.41    $  19.05
-------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)         2,027       2,492        2,914       3,131       3,491
-------------------------------------------------------------------------------------------------------
 EQ/INTERNATIONAL CORE PLUS
-------------------------------------------------------------------------------------------------------
  Unit value                               $  12.18    $   9.11     $  16.73    $  14.69    $  12.47
-------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)         4,895       5,199        5,905       6,892       7,621
-------------------------------------------------------------------------------------------------------
 EQ/INTERNATIONAL GROWTH
-------------------------------------------------------------------------------------------------------
  Unit value                               $  13.12    $   9.68     $  16.40    $  14.29    $  11.51
-------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)           939         688          594         240          40
-------------------------------------------------------------------------------------------------------
 EQ/JPMORGAN VALUE OPPORTUNITIES
-------------------------------------------------------------------------------------------------------
  Unit value                               $  12.38    $   9.47     $  15.91    $  16.31    $  13.71
-------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)         1,918       2,221        2,625       3,079       3,795
-------------------------------------------------------------------------------------------------------
 EQ/LARGE CAP CORE PLUS
-------------------------------------------------------------------------------------------------------
  Unit value                               $   8.50    $   6.80     $  10.99    $  10.71    $   9.60
-------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)         2,214       2,449        2,815       3,293       3,821
-------------------------------------------------------------------------------------------------------
 EQ/LARGE CAP GROWTH INDEX
-------------------------------------------------------------------------------------------------------
  Unit value                               $   6.75    $   5.02     $   7.96    $   7.07    $   7.20
-------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)         3,809       3,977        4,750       5,507       5,789
-------------------------------------------------------------------------------------------------------
 EQ/LARGE CAP GROWTH PLUS
-------------------------------------------------------------------------------------------------------
  Unit value                               $  14.22    $  10.67     $  17.49    $  15.31    $  14.38
-------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)         1,109       1,206        1,461       1,300       1,516
-------------------------------------------------------------------------------------------------------
 EQ/LARGE CAP VALUE INDEX
-------------------------------------------------------------------------------------------------------
  Unit value                               $   5.26    $   4.47     $  10.44    $  11.24    $  10.64
-------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)           382         320          528         605          93
-------------------------------------------------------------------------------------------------------
 EQ/LARGE CAP VALUE PLUS
-------------------------------------------------------------------------------------------------------
  Unit value                               $  11.43    $   9.61     $  17.16    $  18.20    $  15.17
-------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)        13,118      14,916       18,463      13,475      14,461
-------------------------------------------------------------------------------------------------------


-------------------------------------------------------------------------------------------------------
                                                       FOR THE YEARS ENDING DECEMBER 31,
                                         --------------------------------------------------------------
                                                2004        2003        2002      2001        2000
-------------------------------------------------------------------------------------------------------
 EQ/EQUITY 500 INDEX
-------------------------------------------------------------------------------------------------------
  Unit value                                  $  26.06    $  23.92     $ 18.94   $ 24.71     $ 28.47
-------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)            9,053       8,439       2,393        71          78
-------------------------------------------------------------------------------------------------------
 EQ/EQUITY GROWTH PLUS
-------------------------------------------------------------------------------------------------------
  Unit value                                  $  14.02    $  12.84     $  9.91   $ 11.35          --
-------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)           14,238      13,403       2,875         2          --
-------------------------------------------------------------------------------------------------------
 EQ/EVERGREEN OMEGA
-------------------------------------------------------------------------------------------------------
  Unit value                                  $   8.40    $   7.95     $  5.82        --          --
-------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)            3,237       2,600         551        --          --
-------------------------------------------------------------------------------------------------------
 EQ/FRANKLIN CORE BALANCED
-------------------------------------------------------------------------------------------------------
  Unit value                                        --          --          --        --          --
-------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)               --          --          --        --          --
-------------------------------------------------------------------------------------------------------
 EQ/FRANKLIN TEMPLETON ALLOCATION
-------------------------------------------------------------------------------------------------------
  Unit value                                        --          --          --        --          --
-------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)               --          --          --        --          --
-------------------------------------------------------------------------------------------------------
 EQ/GAMCO MERGERS AND ACQUISITIONS
-------------------------------------------------------------------------------------------------------
  Unit value                                        --          --          --        --          --
-------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)               --          --          --        --          --
-------------------------------------------------------------------------------------------------------
 EQ/GAMCO SMALL COMPANY VALUE
-------------------------------------------------------------------------------------------------------
  Unit value                                  $  23.37          --          --        --          --
-------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)               62          --          --        --          --
-------------------------------------------------------------------------------------------------------
 EQ/GLOBAL BOND PLUS
-------------------------------------------------------------------------------------------------------
  Unit value                                        --          --          --        --          --
-------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)               --          --          --        --          --
-------------------------------------------------------------------------------------------------------
 EQ/GLOBAL MULTI-SECTOR EQUITY
-------------------------------------------------------------------------------------------------------
  Unit value                                  $  10.76    $   8.81     $  5.72   $  6.15     $  6.56
-------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)            3,531      27,090         737        43          55
-------------------------------------------------------------------------------------------------------
 EQ/INTERMEDIATE GOVERNMENT BOND INDEXx
-------------------------------------------------------------------------------------------------------
  Unit value                                  $  19.04    $  18.91     $ 18.73        --          --
-------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)            4,043       4,619       1,850        --          --
-------------------------------------------------------------------------------------------------------
 EQ/INTERNATIONAL CORE PLUS
-------------------------------------------------------------------------------------------------------
  Unit value                                  $  10.78    $   9.60     $  7.33   $  8.73     $ 11.17
-------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)            8,017       6,516       1,628        26          23
-------------------------------------------------------------------------------------------------------
 EQ/INTERNATIONAL GROWTH
-------------------------------------------------------------------------------------------------------
  Unit value                                        --          --          --        --          --
-------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)               --          --          --        --          --
-------------------------------------------------------------------------------------------------------
 EQ/JPMORGAN VALUE OPPORTUNITIES
-------------------------------------------------------------------------------------------------------
  Unit value                                  $  13.35    $  12.19     $  9.73   $ 12.16     $ 13.21
-------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)            3,942       3,680       1,342       324         341
-------------------------------------------------------------------------------------------------------
 EQ/LARGE CAP CORE PLUS
-------------------------------------------------------------------------------------------------------
  Unit value                                  $   9.06    $   8.23     $  6.83   $  8.75     $ 10.54
-------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)            4,211       4,026         993        77          42
-------------------------------------------------------------------------------------------------------
 EQ/LARGE CAP GROWTH INDEX
-------------------------------------------------------------------------------------------------------
  Unit value                                  $   6.34    $   5.92     $  4.86   $  7.15     $  9.52
-------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)            6,068       5,986       2,292        89         114
-------------------------------------------------------------------------------------------------------
 EQ/LARGE CAP GROWTH PLUS
-------------------------------------------------------------------------------------------------------
  Unit value                                  $  13.35    $  12.00     $  9.39   $ 14.47     $ 22.21
-------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)            1,558       1,506         496       147         214
-------------------------------------------------------------------------------------------------------
 EQ/LARGE CAP VALUE INDEX
-------------------------------------------------------------------------------------------------------
  Unit value                                        --          --          --        --          --
-------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)               --          --          --        --          --
-------------------------------------------------------------------------------------------------------
 EQ/LARGE CAP VALUE PLUS
-------------------------------------------------------------------------------------------------------
  Unit value                                  $  14.56    $  12.99     $ 10.22   $ 11.97     $ 11.75
-------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)           15,533      14,531       4,578       114          54
-------------------------------------------------------------------------------------------------------


                                                                             21

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                           www.axa-equitable.com/green


UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2009.



-------------------------------------------------------------------------------------------------------
                                                       FOR THE YEARS ENDING DECEMBER 31,
                                         --------------------------------------------------------------
                                                 2009       2008       2007         2006        2005
-------------------------------------------------------------------------------------------------------
 EQ/LORD ABBETT GROWTH AND INCOME
-------------------------------------------------------------------------------------------------------
  Unit value                                  $  9.18    $  7.87     $ 12.56     $  12.29    $  10.61
-------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)             306        322         319          438          94
-------------------------------------------------------------------------------------------------------
 EQ/LORD ABBETT LARGE CAP CORE
-------------------------------------------------------------------------------------------------------
  Unit value                                  $ 10.88    $  8.78     $ 12.87     $  11.77    $  10.57
-------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)             532        357         140          117          54
-------------------------------------------------------------------------------------------------------
 EQ/MID CAP INDEX
-------------------------------------------------------------------------------------------------------
  Unit value                                  $  9.35    $  6.94     $ 13.86     $  12.98    $  11.78
-------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)           7,234      8,228       9,544       11,305      12,783
-------------------------------------------------------------------------------------------------------
 EQ/MID CAP VALUE PLUS
-------------------------------------------------------------------------------------------------------
  Unit value                                  $ 13.88    $ 10.34     $ 17.32     $  17.81    $  16.03
-------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)           5,762      5,211       6,623        8,423       8,724
-------------------------------------------------------------------------------------------------------
 EQ/MONEY MARKET
-------------------------------------------------------------------------------------------------------
  Unit value                                  $ 31.51    $ 31.90     $ 31.62     $  30.57    $  29.61
-------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)           1,674      2,708       1,791        1,365       1,411
-------------------------------------------------------------------------------------------------------
 EQ/MONTAG & CALDWELL GROWTH
-------------------------------------------------------------------------------------------------------
  Unit value                                  $  5.04    $  3.93     $  5.93     $   4.97    $   4.66
-------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)           1,701      1,807         871          143         137
-------------------------------------------------------------------------------------------------------
 EQ/MUTUAL LARGE CAP EQUITY
-------------------------------------------------------------------------------------------------------
  Unit value                                  $  8.14    $  6.58     $ 10.76     $  10.71          --
-------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)             848        922         999          372          --
-------------------------------------------------------------------------------------------------------
 EQ/OPPENHEIMER GLOBAL
-------------------------------------------------------------------------------------------------------
  Unit value                                  $  9.29    $  6.79     $ 11.59     $  11.10          --
-------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)             496        328         315          135          --
-------------------------------------------------------------------------------------------------------
 EQ/PIMCO ULTRA SHORT BOND
-------------------------------------------------------------------------------------------------------
  Unit value                                  $ 10.99    $ 10.30     $ 10.86     $   9.86    $   9.94
-------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)           4,278      3,734       1,641        1,522       1,269
-------------------------------------------------------------------------------------------------------
 EQ/QUALITY BOND PLUS
-------------------------------------------------------------------------------------------------------
  Unit value                                  $ 16.70    $ 15.94     $ 17.26     $  16.71    $  16.29
-------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)           2,934      2,700       3,276        3,669       4,057
-------------------------------------------------------------------------------------------------------
 EQ/SMALL COMPANY INDEX
-------------------------------------------------------------------------------------------------------
  Unit value                                  $ 13.67    $ 10.97     $ 16.85     $  17.38    $  14.94
-------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)           2,399      2,545       2,937        3,525       3,854
-------------------------------------------------------------------------------------------------------
 EQ/T.ROWE PRICE GROWTH STOCK
-------------------------------------------------------------------------------------------------------
  Unit value                                  $ 14.47    $ 10.27     $ 17.99     $  16.98    $  17.90
-------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)           1,513      1,438       1,687           96          88
-------------------------------------------------------------------------------------------------------
 EQ/TEMPLETON GLOBAL EQUITY
-------------------------------------------------------------------------------------------------------
  Unit value                                  $  8.15    $  6.35     $ 10.86     $  10.76          --
-------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)             503        561         775          237          --
-------------------------------------------------------------------------------------------------------
 EQ/UBS GROWTH AND INCOME
-------------------------------------------------------------------------------------------------------
  Unit value                                  $  4.90    $  3.75     $  6.32     $   6.33    $   5.61
-------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)             340        283         498          473         215
-------------------------------------------------------------------------------------------------------
 EQ/VAN KAMPEN COMSTOCK
-------------------------------------------------------------------------------------------------------
  Unit value                                  $  9.10    $  7.17     $ 11.51     $  11.95    $  10.44
-------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)             361        493         559          811         393
-------------------------------------------------------------------------------------------------------
 EQ/VAN KAMPEN MID CAP GROWTH
-------------------------------------------------------------------------------------------------------
  Unit value                                  $ 13.06    $  8.42     $ 16.17     $  13.37    $  12.39
-------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)           1,227        971         936          320         133
-------------------------------------------------------------------------------------------------------
 MULTIMANAGER AGGRESSIVE EQUITY
-------------------------------------------------------------------------------------------------------
  Unit value                                  $ 48.41    $ 35.69     $ 67.76     $  61.57    $  59.29
-------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)             665        162         185          238         264
-------------------------------------------------------------------------------------------------------
 MULTIMANAGER CORE BOND
-------------------------------------------------------------------------------------------------------
  Unit value                                  $ 13.18    $ 12.32     $ 12.17     $  11.59    $  11.30
-------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)           7,850      8,401       9,376       10,117      11,139
-------------------------------------------------------------------------------------------------------


-------------------------------------------------------------------------------------------------------
                                                        FOR THE YEARS ENDING DECEMBER 31,
                                         --------------------------------------------------------------
                                                 2004       2003       2002       2001         2000
-------------------------------------------------------------------------------------------------------
 EQ/LORD ABBETT GROWTH AND INCOME
-------------------------------------------------------------------------------------------------------
  Unit value                                        --        --         --         --            --
-------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)               --        --         --         --            --
-------------------------------------------------------------------------------------------------------
 EQ/LORD ABBETT LARGE CAP CORE
-------------------------------------------------------------------------------------------------------
  Unit value                                        --        --         --         --            --
-------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)               --        --         --         --            --
-------------------------------------------------------------------------------------------------------
 EQ/MID CAP INDEX
-------------------------------------------------------------------------------------------------------
  Unit value                                  $  11.21   $  9.78    $  6.89    $  8.56       $ 10.00
-------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)           13,609    12,491      2,799         19             7
-------------------------------------------------------------------------------------------------------
 EQ/MID CAP VALUE PLUS
-------------------------------------------------------------------------------------------------------
  Unit value                                  $  14.57   $ 12.51    $  9.51    $ 11.28       $ 10.98
-------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)            9,029     8,508      3,161         37             9
-------------------------------------------------------------------------------------------------------
 EQ/MONEY MARKET
-------------------------------------------------------------------------------------------------------
  Unit value                                  $  29.20   $ 29.33    $ 29.52    $ 29.51       $ 28.84
-------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)            1,417     1,972      1,554        256           266
-------------------------------------------------------------------------------------------------------
 EQ/MONTAG & CALDWELL GROWTH
-------------------------------------------------------------------------------------------------------
  Unit value                                  $   4.47        --         --         --            --
-------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)               13        --         --         --            --
-------------------------------------------------------------------------------------------------------
 EQ/MUTUAL LARGE CAP EQUITY
-------------------------------------------------------------------------------------------------------
  Unit value                                        --        --         --         --            --
-------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)               --        --         --         --            --
-------------------------------------------------------------------------------------------------------
 EQ/OPPENHEIMER GLOBAL
-------------------------------------------------------------------------------------------------------
  Unit value                                        --        --         --         --            --
-------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)               --        --         --         --            --
-------------------------------------------------------------------------------------------------------
 EQ/PIMCO ULTRA SHORT BOND
-------------------------------------------------------------------------------------------------------
  Unit value                                        --        --         --         --            --
-------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)               --        --         --         --            --
-------------------------------------------------------------------------------------------------------
 EQ/QUALITY BOND PLUS
-------------------------------------------------------------------------------------------------------
  Unit value                                  $  16.17   $ 15.77    $ 15.42         --            --
-------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)            4,383     4,326      1,432         --            --
-------------------------------------------------------------------------------------------------------
 EQ/SMALL COMPANY INDEX
-------------------------------------------------------------------------------------------------------
  Unit value                                  $  14.50   $ 12.48    $  8.66    $ 11.07       $ 10.99
-------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)            4,174     3,847      1,053         23            18
-------------------------------------------------------------------------------------------------------
 EQ/T.ROWE PRICE GROWTH STOCK
-------------------------------------------------------------------------------------------------------
  Unit value                                  $  17.42        --         --         --            --
-------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)               19        --         --         --            --
-------------------------------------------------------------------------------------------------------
 EQ/TEMPLETON GLOBAL EQUITY
-------------------------------------------------------------------------------------------------------
  Unit value                                        --        --         --         --            --
-------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)               --        --         --         --            --
-------------------------------------------------------------------------------------------------------
 EQ/UBS GROWTH AND INCOME
-------------------------------------------------------------------------------------------------------
  Unit value                                  $   5.21        --         --         --            --
-------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)               12        --         --         --            --
-------------------------------------------------------------------------------------------------------
 EQ/VAN KAMPEN COMSTOCK
-------------------------------------------------------------------------------------------------------
  Unit value                                        --        --         --         --            --
-------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)               --        --         --         --            --
-------------------------------------------------------------------------------------------------------
 EQ/VAN KAMPEN MID CAP GROWTH
-------------------------------------------------------------------------------------------------------
  Unit value                                        --        --         --         --            --
-------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)               --        --         --         --            --
-------------------------------------------------------------------------------------------------------
 MULTIMANAGER AGGRESSIVE EQUITY
-------------------------------------------------------------------------------------------------------
  Unit value                                  $  55.46   $ 50.07    $ 36.85    $ 52.44       $ 70.94
-------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)              269       265        161        153           185
-------------------------------------------------------------------------------------------------------
 MULTIMANAGER CORE BOND
-------------------------------------------------------------------------------------------------------
  Unit value                                  $  11.24   $ 10.96    $ 10.69         --            --
-------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)           12,384    12,153      4,285         --            --
-------------------------------------------------------------------------------------------------------

    To receive this document electronically, sign up for e-delivery today at
                           www.axa-equitable.com/green



UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2009.




-------------------------------------------------------------------------------------------------------
                                                        FOR THE YEARS ENDING DECEMBER 31,
                                         --------------------------------------------------------------
                                               2009        2008       2007       2006        2005
-------------------------------------------------------------------------------------------------------
 MULTIMANAGER INTERNATIONAL EQUITY
-------------------------------------------------------------------------------------------------------
  Unit value                                 $ 12.69    $  9.89     $ 18.96    $ 17.07     $ 13.79
-------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)          2,645      2,888       3,283      3,610       3,367
-------------------------------------------------------------------------------------------------------
 MULTIMANAGER LARGE CAP CORE EQUITY
-------------------------------------------------------------------------------------------------------
  Unit value                                 $ 10.08    $  7.70     $ 12.89    $ 12.42     $ 11.07
-------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)          1,573      1,747       2,196      2,469       2,709
-------------------------------------------------------------------------------------------------------
 MULTIMANAGER LARGE CAP GROWTH
-------------------------------------------------------------------------------------------------------
  Unit value                                 $  7.77    $  5.76     $ 10.67    $  9.71     $  9.82
-------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)          3,233      3,514       3,987      4,513       5,006
-------------------------------------------------------------------------------------------------------
 MULTIMANAGER LARGE CAP VALUE
-------------------------------------------------------------------------------------------------------
  Unit value                                 $ 11.11    $  9.15     $ 14.81    $ 14.47     $ 12.27
-------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)          3,376      4,173       4,869      5,608       6,137
-------------------------------------------------------------------------------------------------------
 MULTIMANAGER MID CAP GROWTH
-------------------------------------------------------------------------------------------------------
  Unit value                                 $  9.51    $  6.79     $ 12.18    $ 11.01     $ 10.17
-------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)          4,099      4,628       5,331      6,249       7,050
-------------------------------------------------------------------------------------------------------
 MULTIMANAGER MID CAP VALUE
-------------------------------------------------------------------------------------------------------
  Unit value                                 $ 12.52    $  8.78     $ 13.87    $ 14.03     $ 12.38
-------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)          3,037      3,405       4,059      4,691       5,098
-------------------------------------------------------------------------------------------------------
 MULTIMANAGER MULTI-SECTOR BOND
-------------------------------------------------------------------------------------------------------
  Unit value                                 $ 27.94    $ 25.79     $ 34.12    $ 33.49     $ 30.83
-------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)          2,255      2,545       3,358      3,901       4,366
-------------------------------------------------------------------------------------------------------
 MULTIMANAGER SMALL CAP GROWTH
-------------------------------------------------------------------------------------------------------
  Unit value                                 $  6.93    $  5.21     $  9.12    $  8.90     $  8.17
-------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)            736        728         884        680         554
-------------------------------------------------------------------------------------------------------
 MULTIMANAGER SMALL CAP VALUE
-------------------------------------------------------------------------------------------------------
  Unit value                                 $ 13.62    $ 10.90     $ 17.76    $ 19.94     $ 17.38
-------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)          3,946      4,558       5,608      6,898       7,963
-------------------------------------------------------------------------------------------------------
 MULTIMANAGER TECHNOLOGY
-------------------------------------------------------------------------------------------------------
  Unit value                                 $ 10.21    $  6.52     $ 12.47    $ 10.68     $ 10.07
-------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)          2,254      2,156       2,575      2,567       2,975
-------------------------------------------------------------------------------------------------------


-------------------------------------------------------------------------------------------------------
                                                        FOR THE YEARS ENDING DECEMBER 31,
                                         --------------------------------------------------------------
                                               2004       2003        2002       2001        2000
-------------------------------------------------------------------------------------------------------
 MULTIMANAGER INTERNATIONAL EQUITY
-------------------------------------------------------------------------------------------------------
  Unit value                                 $ 12.09    $ 10.38    $  7.82          --          --
-------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)          3,660      3,008        923          --          --
-------------------------------------------------------------------------------------------------------
 MULTIMANAGER LARGE CAP CORE EQUITY
-------------------------------------------------------------------------------------------------------
  Unit value                                 $ 10.50    $  9.69    $  7.65          --          --
-------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)          2,980      2,952      1,004          --          --
-------------------------------------------------------------------------------------------------------
 MULTIMANAGER LARGE CAP GROWTH
-------------------------------------------------------------------------------------------------------
  Unit value                                 $  9.24    $  8.77    $  6.80          --          --
-------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)          6,362      5,953      2,130          --          --
-------------------------------------------------------------------------------------------------------
 MULTIMANAGER LARGE CAP VALUE
-------------------------------------------------------------------------------------------------------
  Unit value                                 $ 11.60    $ 10.26    $  7.92          --          --
-------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)          6,199      5,210      1,722          --          --
-------------------------------------------------------------------------------------------------------
 MULTIMANAGER MID CAP GROWTH
-------------------------------------------------------------------------------------------------------
  Unit value                                 $  9.50    $  8.60    $  6.21          --          --
-------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)          8,108      7,657      2,602          --          --
-------------------------------------------------------------------------------------------------------
 MULTIMANAGER MID CAP VALUE
-------------------------------------------------------------------------------------------------------
  Unit value                                 $ 11.67    $ 10.25    $  7.38          --          --
-------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)          5,827      5,443      1,889          --          --
-------------------------------------------------------------------------------------------------------
 MULTIMANAGER MULTI-SECTOR BOND
-------------------------------------------------------------------------------------------------------
  Unit value                                 $ 30.28    $ 28.20    $ 23.29     $ 24.29     $ 24.42
-------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)          4,900      4,511        903         221         260
-------------------------------------------------------------------------------------------------------
 MULTIMANAGER SMALL CAP GROWTH
-------------------------------------------------------------------------------------------------------
  Unit value                                 $  7.70         --         --          --          --
-------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)             19         --         --          --          --
-------------------------------------------------------------------------------------------------------
 MULTIMANAGER SMALL CAP VALUE
-------------------------------------------------------------------------------------------------------
  Unit value                                 $ 16.80    $ 14.55    $ 10.70     $ 12.57     $ 10.81
-------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)          8,796      8,124      2,322         111          41
-------------------------------------------------------------------------------------------------------
 MULTIMANAGER TECHNOLOGY
-------------------------------------------------------------------------------------------------------
  Unit value                                 $  9.16    $  8.83    $  5.67          --          --
-------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)          3,498      1,530        306          --          --
-------------------------------------------------------------------------------------------------------

    To receive this document electronically, sign up for e-delivery today at
                           www.axa-equitable.com/green

The unit values and number of units outstanding shown below are for contracts offered under Separate Account No. 45 and Separate Account No. 49 with the same daily asset charges of 1.35%.



UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2009.




-------------------------------------------------------------------------------------------------------------------------
                                                                            FOR THE YEARS ENDING DECEMBER 31,
                                                               ----------------------------------------------------------
                                                                    2009        2008       2007        2006        2005
-------------------------------------------------------------------------------------------------------------------------
 AXA AGGRESSIVE ALLOCATION
-------------------------------------------------------------------------------------------------------------------------
  Unit value                                                      $ 10.38    $  8.27     $ 13.79     $ 13.16     $ 11.32
-------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 45 number of units outstanding (000's)         815        844         603         595         286
-------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 49 number of units outstanding (000's)       1,542      1,566       1,649       1,595       1,278
-------------------------------------------------------------------------------------------------------------------------
 AXA CONSERVATIVE ALLOCATION
-------------------------------------------------------------------------------------------------------------------------
  Unit value                                                      $ 10.84    $ 10.00     $ 11.39     $ 10.92     $ 10.40
-------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 45 number of units outstanding (000's)       1,165        780         434         343         285
-------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 49 number of units outstanding (000's)       2,398      2,542       1,016         438         492
-------------------------------------------------------------------------------------------------------------------------
 AXA CONSERVATIVE-PLUS ALLOCATION
-------------------------------------------------------------------------------------------------------------------------
  Unit value                                                      $ 10.61    $  9.40     $ 11.82     $ 11.36     $ 10.59
-------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 45 number of units outstanding (000's)         862        798         636         456         367
-------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 49 number of units outstanding (000's)       1,190      1,565         974         946         948
-------------------------------------------------------------------------------------------------------------------------
 AXA MODERATE ALLOCATION
-------------------------------------------------------------------------------------------------------------------------
  Unit value                                                      $ 44.88    $ 38.88     $ 52.19     $ 49.78     $ 45.74
-------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 45 number of units outstanding (000's)       1,783      1,952       2,239       2,505       2,919
-------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 49 number of units outstanding (000's)       1,234      1,346       1,500       1,399       1,314
-------------------------------------------------------------------------------------------------------------------------
 AXA MODERATE-PLUS ALLOCATION
-------------------------------------------------------------------------------------------------------------------------
  Unit value                                                      $ 10.74    $  8.93     $ 13.27     $ 12.64     $ 11.19
-------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 45 number of units outstanding (000's)       3,362      3,168       2,958       1,913         711
-------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 49 number of units outstanding (000's)       5,278      5,241       6,731       6,975       4,170
-------------------------------------------------------------------------------------------------------------------------
 EQ/ALLIANCEBERNSTEIN INTERNATIONAL
-------------------------------------------------------------------------------------------------------------------------
  Unit value                                                      $ 12.38    $  9.87     $ 20.30     $ 18.42     $ 15.12
-------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 45 number of units outstanding (000's)       1,967      2,218       2,628       3,112       3,477
-------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 49 number of units outstanding (000's)       1,319      1,498       1,872       2,019       2,553
-------------------------------------------------------------------------------------------------------------------------
 EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH
-------------------------------------------------------------------------------------------------------------------------
  Unit value                                                      $ 15.28    $ 11.42     $ 20.92     $ 18.17     $ 16.90
-------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 45 number of units outstanding (000's)         674        781         916       1,201       1,468
-------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 49 number of units outstanding (000's)       1,789      2,048       2,476       3,532       4,499
-------------------------------------------------------------------------------------------------------------------------
 EQ/AXA FRANKLIN SMALL CAP VALUE CORE
-------------------------------------------------------------------------------------------------------------------------
  Unit value                                                      $  8.11    $  6.41     $  9.75     $ 10.82          --
-------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 45 number of units outstanding (000's)          66         86          33           8          --
-------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 49 number of units outstanding (000's)          99        170          47          14          --
-------------------------------------------------------------------------------------------------------------------------
 EQ/BLACKROCK BASIC VALUE EQUITY
-------------------------------------------------------------------------------------------------------------------------
  Unit value                                                      $ 19.41    $ 15.11     $ 24.14     $ 24.18     $ 20.27
-------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 45 number of units outstanding (000's)       1,356      1,458       1,752       2,213       2,721
-------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 49 number of units outstanding (000's)       1,562      1,799       2,291       2,960       3,782
-------------------------------------------------------------------------------------------------------------------------
 EQ/BLACKROCK INTERNATIONAL VALUE
-------------------------------------------------------------------------------------------------------------------------
  Unit value                                                      $ 17.99    $ 14.00     $ 24.89     $ 22.90     $ 18.47
-------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 45 number of units outstanding (000's)         750        848       1,077       1,280       1,346
-------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 49 number of units outstanding (000's)       3,639      4,114       4,966       6,421       7,759
-------------------------------------------------------------------------------------------------------------------------
 EQ/BOSTON ADVISORS EQUITY INCOME
-------------------------------------------------------------------------------------------------------------------------
  Unit value                                                      $  5.10    $  4.63     $  6.93     $  6.78     $  5.92
-------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 45 number of units outstanding (000's)         454        533         588         886         767
-------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 49 number of units outstanding (000's)         352        413         535         720         983
-------------------------------------------------------------------------------------------------------------------------
 EQ/CALVERT SOCIALLY RESPONSIBLE
-------------------------------------------------------------------------------------------------------------------------
  Unit value                                                      $  6.98    $  5.40     $ 10.00     $  9.04     $  8.71
-------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 45 number of units outstanding (000's)          31         30          44          46          54
-------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 49 number of units outstanding (000's)         113        132         126         157         557
-------------------------------------------------------------------------------------------------------------------------
 EQ/CAPITAL GUARDIAN GROWTH
-------------------------------------------------------------------------------------------------------------------------
  Unit value                                                      $ 10.56    $  8.02     $ 13.64     $ 13.11     $ 12.38
-------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 45 number of units outstanding (000's)          92         90          85          74          45
-------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 49 number of units outstanding (000's)       3,755      4,337       5,042       6,381       8,004
-------------------------------------------------------------------------------------------------------------------------


-------------------------------------------------------------------------------------------------------------------------
                                                                            FOR THE YEARS ENDING DECEMBER 31,
                                                               ----------------------------------------------------------
                                                                    2004        2003        2002        2001        2000
-------------------------------------------------------------------------------------------------------------------------
 AXA AGGRESSIVE ALLOCATION
-------------------------------------------------------------------------------------------------------------------------
  Unit value                                                      $ 10.62          --          --          --          --
-------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 45 number of units outstanding (000's)          51          --          --          --          --
-------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 49 number of units outstanding (000's)         688          --          --          --          --
-------------------------------------------------------------------------------------------------------------------------
 AXA CONSERVATIVE ALLOCATION
-------------------------------------------------------------------------------------------------------------------------
  Unit value                                                      $ 10.29          --          --          --          --
-------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 45 number of units outstanding (000's)         131          --          --          --          --
-------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 49 number of units outstanding (000's)         237          --          --          --          --
-------------------------------------------------------------------------------------------------------------------------
 AXA CONSERVATIVE-PLUS ALLOCATION
-------------------------------------------------------------------------------------------------------------------------
  Unit value                                                      $ 10.39          --          --          --          --
-------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 45 number of units outstanding (000's)         150          --          --          --          --
-------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 49 number of units outstanding (000's)         426          --          --          --          --
-------------------------------------------------------------------------------------------------------------------------
 AXA MODERATE ALLOCATION
-------------------------------------------------------------------------------------------------------------------------
  Unit value                                                      $ 44.24    $  41.25    $  35.10    $  40.77          --
-------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 45 number of units outstanding (000's)       3,361       3,674       3,926       2,511          --
-------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 49 number of units outstanding (000's)       1,132         732         407         289          --
-------------------------------------------------------------------------------------------------------------------------
 AXA MODERATE-PLUS ALLOCATION
-------------------------------------------------------------------------------------------------------------------------
  Unit value                                                      $ 10.63          --          --          --          --
-------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 45 number of units outstanding (000's)         256          --          --          --          --
-------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 49 number of units outstanding (000's)       1,617          --          --          --          --
-------------------------------------------------------------------------------------------------------------------------
 EQ/ALLIANCEBERNSTEIN INTERNATIONAL
-------------------------------------------------------------------------------------------------------------------------
  Unit value                                                      $ 13.29    $  11.40    $   8.55    $   9.64    $  12.74
-------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 45 number of units outstanding (000's)       3,816       4,111       3,907         737         839
-------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 49 number of units outstanding (000's)       2,475       2,639         208          --          --
-------------------------------------------------------------------------------------------------------------------------
 EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH
-------------------------------------------------------------------------------------------------------------------------
  Unit value                                                      $ 15.36    $  13.66    $   9.83    $  14.28    $  16.68
-------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 45 number of units outstanding (000's)       1,733       2,001       2,020       2,115       2,156
-------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 49 number of units outstanding (000's)       5,465       6,324       6,943       8,170       9,189
-------------------------------------------------------------------------------------------------------------------------
 EQ/AXA FRANKLIN SMALL CAP VALUE CORE
-------------------------------------------------------------------------------------------------------------------------
  Unit value                                                           --          --          --          --          --
-------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 45 number of units outstanding (000's)          --          --          --          --          --
-------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 49 number of units outstanding (000's)          --          --          --          --          --
-------------------------------------------------------------------------------------------------------------------------
 EQ/BLACKROCK BASIC VALUE EQUITY
-------------------------------------------------------------------------------------------------------------------------
  Unit value                                                      $ 19.96    $  18.30    $  14.14    $  17.20    $  16.52
-------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 45 number of units outstanding (000's)       3,230       3,348       3,538       3,681       3,305
-------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 49 number of units outstanding (000's)       4,699       4,955       5,160       5,603       5,888
-------------------------------------------------------------------------------------------------------------------------
 EQ/BLACKROCK INTERNATIONAL VALUE
-------------------------------------------------------------------------------------------------------------------------
  Unit value                                                      $ 16.89    $  14.08    $  11.14    $  13.55    $  17.50
-------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 45 number of units outstanding (000's)       1,244       1,181       1,196          --          --
-------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 49 number of units outstanding (000's)       9,124      10,329      12,054      14,032      15,833
-------------------------------------------------------------------------------------------------------------------------
 EQ/BOSTON ADVISORS EQUITY INCOME
-------------------------------------------------------------------------------------------------------------------------
  Unit value                                                      $  5.66          --          --          --          --
-------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 45 number of units outstanding (000's)          87          --          --          --          --
-------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 49 number of units outstanding (000's)         345          --          --          --          --
-------------------------------------------------------------------------------------------------------------------------
 EQ/CALVERT SOCIALLY RESPONSIBLE
-------------------------------------------------------------------------------------------------------------------------
  Unit value                                                      $  8.12    $   7.94    $   6.29    $   8.67          --
-------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 45 number of units outstanding (000's)          55          39          29          10          --
-------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 49 number of units outstanding (000's)         258         189          89           6          --
-------------------------------------------------------------------------------------------------------------------------
 EQ/CAPITAL GUARDIAN GROWTH
-------------------------------------------------------------------------------------------------------------------------
  Unit value                                                      $ 11.94    $  11.46    $   9.38    $  12.90    $  17.32
-------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 45 number of units outstanding (000's)          19          20          13          --          --
-------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 49 number of units outstanding (000's)       9,529      11,360      13,307      16,512      19,069
-------------------------------------------------------------------------------------------------------------------------

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                           www.axa-equitable.com/green



UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2009.




-------------------------------------------------------------------------------------------------------------------------
                                                                          FOR THE YEARS ENDING DECEMBER 31,
                                                              -----------------------------------------------------------
                                                                    2009        2008       2007        2006       2005
-------------------------------------------------------------------------------------------------------------------------
 EQ/CAPITAL GUARDIAN RESEARCH
-------------------------------------------------------------------------------------------------------------------------
  Unit value                                                     $  10.12   $   7.80    $  13.11    $  13.08   $  11.83
-------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 45 number of units outstanding (000's)       1,405      1,644       2,094       1,987      2,382
-------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 49 number of units outstanding (000's)       7,935      8,941      10,718      10,352     13,004
-------------------------------------------------------------------------------------------------------------------------
 EQ/COMMON STOCK INDEX
-------------------------------------------------------------------------------------------------------------------------
  Unit value                                                     $ 191.39   $ 151.18    $ 272.69    $ 267.14   $ 244.64
-------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 45 number of units outstanding (000's)         384        430         529         687        900
-------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 49 number of units outstanding (000's)         486        555         670         876      1,138
-------------------------------------------------------------------------------------------------------------------------
 EQ/CORE BOND INDEX
-------------------------------------------------------------------------------------------------------------------------
  Unit value                                                     $  13.26   $  13.09    $  14.57    $  14.33   $  13.96
-------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 45 number of units outstanding (000's)         699        758       1,111       1,273      1,222
-------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 49 number of units outstanding (000's)       3,654      4,114       5,253       6,838      8,972
-------------------------------------------------------------------------------------------------------------------------
 EQ/DAVIS NEW YORK VENTURE
-------------------------------------------------------------------------------------------------------------------------
  Unit value                                                     $   8.71   $   6.66    $  11.10    $  10.85         --
-------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 45 number of units outstanding (000's)         171        211         168          49         --
-------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 49 number of units outstanding (000's)         397        374         369          94         --
-------------------------------------------------------------------------------------------------------------------------
 EQ/EQUITY 500 INDEX
-------------------------------------------------------------------------------------------------------------------------
  Unit value                                                     $  23.82   $  19.19    $  31.03    $  29.97   $  26.40
-------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 45 number of units outstanding (000's)       1,262      1,388       1,714       2,138      2,703
-------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 49 number of units outstanding (000's)       3,275      3,764       4,648       6,213      8,100
-------------------------------------------------------------------------------------------------------------------------
 EQ/EQUITY GROWTH PLUS
-------------------------------------------------------------------------------------------------------------------------
  Unit value                                                     $  13.73   $  10.89    $  18.49    $  16.44   $  15.24
-------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 45 number of units outstanding (000's)         976      1,203       1,298       1,541      1,644
-------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 49 number of units outstanding (000's)       1,079      1,313       1,429       1,821      2,123
-------------------------------------------------------------------------------------------------------------------------
 EQ/EVERGREEN OMEGA
-------------------------------------------------------------------------------------------------------------------------
  Unit value                                                     $   9.68   $   7.00    $   9.80    $   8.92   $   8.54
-------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 45 number of units outstanding (000's)         306        199         239         292        365
-------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 49 number of units outstanding (000's)         407        309         351         275        431
-------------------------------------------------------------------------------------------------------------------------
 EQ/FRANKLIN CORE BALANCED
-------------------------------------------------------------------------------------------------------------------------
  Unit value                                                     $   9.10   $   7.06    $  10.50    $  10.43         --
-------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 45 number of units outstanding (000's)         537        578         609         222         --
-------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 49 number of units outstanding (000's)         550        474         444         141         --
-------------------------------------------------------------------------------------------------------------------------
 EQ/FRANKLIN TEMPLETON ALLOCATION
-------------------------------------------------------------------------------------------------------------------------
  Unit value                                                     $   7.51   $   5.92    $   9.52          --         --
-------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 45 number of units outstanding (000's)         261        282         245          --         --
-------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 49 number of units outstanding (000's)         558        619         308          --         --
-------------------------------------------------------------------------------------------------------------------------
 EQ/GAMCO MERGERS AND ACQUISITIONS
-------------------------------------------------------------------------------------------------------------------------
  Unit value                                                     $  11.60   $  10.08    $  11.86    $  11.63   $  10.50
-------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 45 number of units outstanding (000's)         137        137         178         114         54
-------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 49 number of units outstanding (000's)          84         66          77          74         17
-------------------------------------------------------------------------------------------------------------------------
 EQ/GAMCO SMALL COMPANY VALUE
-------------------------------------------------------------------------------------------------------------------------
  Unit value                                                     $  28.30   $  20.28    $  29.65    $  27.50   $  23.46
-------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 45 number of units outstanding (000's)         280        264         267         191        183
-------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 49 number of units outstanding (000's)         281        295         311         141        170
-------------------------------------------------------------------------------------------------------------------------
 EQ/GLOBAL BOND PLUS
-------------------------------------------------------------------------------------------------------------------------
  Unit value                                                     $  11.41   $  11.34    $  10.80    $  10.02   $   9.82
-------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 45 number of units outstanding (000's)         384        417         225         104          8
-------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 49 number of units outstanding (000's)         463        499         227         125         16
-------------------------------------------------------------------------------------------------------------------------
 EQ/GLOBAL MULTI-SECTOR EQUITY
-------------------------------------------------------------------------------------------------------------------------
  Unit value                                                     $  16.45   $  11.11    $  26.41    $  18.85   $  13.94
-------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 45 number of units outstanding (000's)       1,252      1,341       1,728       1,993      2,131
-------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 49 number of units outstanding (000's)       1,671      1,671       2,238       2,967      3,667
-------------------------------------------------------------------------------------------------------------------------


-------------------------------------------------------------------------------------------------------------------------
                                                                           FOR THE YEARS ENDING DECEMBER 31,
                                                              -----------------------------------------------------------
                                                                    2004        2003        2002       2001       2000
-------------------------------------------------------------------------------------------------------------------------
 EQ/CAPITAL GUARDIAN RESEARCH
-------------------------------------------------------------------------------------------------------------------------
  Unit value                                                     $  11.30    $  10.33   $   7.97    $  10.72   $  11.09
-------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 45 number of units outstanding (000's)       2,835       3,037      3,265         231        174
-------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 49 number of units outstanding (000's)      15,697      17,536     18,971       2,208      2,064
-------------------------------------------------------------------------------------------------------------------------
 EQ/COMMON STOCK INDEX
-------------------------------------------------------------------------------------------------------------------------
  Unit value                                                     $ 237.75    $ 211.19   $ 143.14    $ 217.65   $ 247.21
-------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 45 number of units outstanding (000's)       1,044       1,145      1,240       1,555      1,775
-------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 49 number of units outstanding (000's)       1,384       1,588      1,770       2,160      2,453
-------------------------------------------------------------------------------------------------------------------------
 EQ/CORE BOND INDEX
-------------------------------------------------------------------------------------------------------------------------
  Unit value                                                     $  13.84    $  13.48   $  13.22    $  12.23   $  11.48
-------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 45 number of units outstanding (000's)       1,021         985        903          --         --
-------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 49 number of units outstanding (000's)      10,774      12,484     14,961      14,916     13,606
-------------------------------------------------------------------------------------------------------------------------
 EQ/DAVIS NEW YORK VENTURE
-------------------------------------------------------------------------------------------------------------------------
  Unit value                                                           --          --         --          --         --
-------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 45 number of units outstanding (000's)          --          --         --          --         --
-------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 49 number of units outstanding (000's)          --          --         --          --         --
-------------------------------------------------------------------------------------------------------------------------
 EQ/EQUITY 500 INDEX
-------------------------------------------------------------------------------------------------------------------------
  Unit value                                                     $  25.63    $  23.57   $  18.69    $  24.41   $  28.18
-------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 45 number of units outstanding (000's)       3,163       3,443      3,683       4,413      4,923
-------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 49 number of units outstanding (000's)       9,685      10,779     11,356      12,941     14,537
-------------------------------------------------------------------------------------------------------------------------
 EQ/EQUITY GROWTH PLUS
-------------------------------------------------------------------------------------------------------------------------
  Unit value                                                     $  13.95    $  12.80   $   9.89    $  11.34         --
-------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 45 number of units outstanding (000's)       1,467       1,522        767          14         --
-------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 49 number of units outstanding (000's)       2,102       2,058      1,041         155         --
-------------------------------------------------------------------------------------------------------------------------
 EQ/EVERGREEN OMEGA
-------------------------------------------------------------------------------------------------------------------------
  Unit value                                                     $   8.33    $   7.89   $   5.79    $   7.72   $   9.43
-------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 45 number of units outstanding (000's)         431         286        184         161        164
-------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 49 number of units outstanding (000's)         573         552        243         140        136
-------------------------------------------------------------------------------------------------------------------------
 EQ/FRANKLIN CORE BALANCED
-------------------------------------------------------------------------------------------------------------------------
  Unit value                                                           --          --         --          --         --
-------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 45 number of units outstanding (000's)          --          --         --          --         --
-------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 49 number of units outstanding (000's)          --          --         --          --         --
-------------------------------------------------------------------------------------------------------------------------
 EQ/FRANKLIN TEMPLETON ALLOCATION
-------------------------------------------------------------------------------------------------------------------------
  Unit value                                                           --          --         --          --         --
-------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 45 number of units outstanding (000's)          --          --         --          --         --
-------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 49 number of units outstanding (000's)          --          --         --          --         --
-------------------------------------------------------------------------------------------------------------------------
 EQ/GAMCO MERGERS AND ACQUISITIONS
-------------------------------------------------------------------------------------------------------------------------
  Unit value                                                           --          --         --          --         --
-------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 45 number of units outstanding (000's)          --          --         --          --         --
-------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 49 number of units outstanding (000's)          --          --         --          --         --
-------------------------------------------------------------------------------------------------------------------------
 EQ/GAMCO SMALL COMPANY VALUE
-------------------------------------------------------------------------------------------------------------------------
  Unit value                                                     $  22.79          --         --          --         --
-------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 45 number of units outstanding (000's)          31          --         --          --         --
-------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 49 number of units outstanding (000's)          72          --         --          --         --
-------------------------------------------------------------------------------------------------------------------------
 EQ/GLOBAL BOND PLUS
-------------------------------------------------------------------------------------------------------------------------
  Unit value                                                           --          --         --          --         --
-------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 45 number of units outstanding (000's)          --          --         --          --         --
-------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 49 number of units outstanding (000's)          --          --         --          --         --
-------------------------------------------------------------------------------------------------------------------------
 EQ/GLOBAL MULTI-SECTOR EQUITY
-------------------------------------------------------------------------------------------------------------------------
  Unit value                                                     $  10.64    $   8.72   $   5.67    $   6.11   $   6.53
-------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 45 number of units outstanding (000's)       1,948       1,871      1,807       1,765      2,063
-------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 49 number of units outstanding (000's)       3,845       4,287      3,992       4,501      4,990
-------------------------------------------------------------------------------------------------------------------------


                                                                             25


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UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE
INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2009.




---------------------------------------------------------------------------------------------------------------------------
                                                                             FOR THE YEARS ENDING DECEMBER 31,
                                                              -------------------------------------------------------------
                                                                    2009        2008        2007        2006        2005
---------------------------------------------------------------------------------------------------------------------------
 EQ/INTERMEDIATE GOVERNMENT BOND INDEX
---------------------------------------------------------------------------------------------------------------------------
  Unit value                                                      $ 19.68     $ 20.41     $ 19.97    $  18.95    $  18.62
---------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 45 number of units outstanding (000's)         690         860       1,014       1,287       1,772
---------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 49 number of units outstanding (000's)         524         571         579         773       1,100
---------------------------------------------------------------------------------------------------------------------------
 EQ/INTERNATIONAL CORE PLUS
---------------------------------------------------------------------------------------------------------------------------
  Unit value                                                      $ 11.99     $  8.98     $ 16.51    $  14.52    $  12.35
---------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 45 number of units outstanding (000's)         414         429         388         502         525
---------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 49 number of units outstanding (000's)       1,671       1,946       2,344       3,119       3,695
---------------------------------------------------------------------------------------------------------------------------
 EQ/INTERNATIONAL GROWTH
---------------------------------------------------------------------------------------------------------------------------
  Unit value                                                      $ 13.03     $  9.63     $ 16.34    $  14.25    $  11.50
---------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 45 number of units outstanding (000's)         223         179         138          82          31
---------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 49 number of units outstanding (000's)         214         191         264          78          28
---------------------------------------------------------------------------------------------------------------------------
 EQ/JPMORGAN VALUE OPPORTUNITIES
---------------------------------------------------------------------------------------------------------------------------
  Unit value                                                      $ 12.14     $  9.30     $ 15.66    $  16.07    $  13.53
---------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 45 number of units outstanding (000's)         544         624         769         978       1,142
---------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 49 number of units outstanding (000's)       5,750       6,572       8,143      10,415      13,350
---------------------------------------------------------------------------------------------------------------------------
 EQ/LARGE CAP CORE PLUS
---------------------------------------------------------------------------------------------------------------------------
  Unit value                                                      $  8.35     $  6.69     $ 10.84    $  10.58    $   9.49
---------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 45 number of units outstanding (000's)         218         255         332         411         551
---------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 49 number of units outstanding (000's)       1,599       1,960       2,567       3,675       4,802
---------------------------------------------------------------------------------------------------------------------------
 EQ/LARGE CAP GROWTH INDEX
---------------------------------------------------------------------------------------------------------------------------
  Unit value                                                      $  6.64     $  4.94     $  7.86    $   6.99    $   7.13
---------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 45 number of units outstanding (000's)       2,596       2,797       3,381       4,248       5,346
---------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 49 number of units outstanding (000's)       3,463       4,108       4,849       6,383       8,379
---------------------------------------------------------------------------------------------------------------------------
 EQ/LARGE CAP GROWTH PLUS
---------------------------------------------------------------------------------------------------------------------------
  Unit value                                                      $ 13.95     $ 10.49     $ 17.21    $  15.09    $  14.19
---------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 45 number of units outstanding (000's)       1,678       1,885       2,262       2,809       3,663
---------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 49 number of units outstanding (000's)       3,051       3,436       4,084       5,280       6,697
---------------------------------------------------------------------------------------------------------------------------
 EQ/LARGE CAP VALUE INDEX
---------------------------------------------------------------------------------------------------------------------------
  Unit value                                                      $  5.30     $  4.51     $ 10.56    $  11.38    $  10.80
---------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 45 number of units outstanding (000's)         239         156         159         136          28
---------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 49 number of units outstanding (000's)         136         147         156         182          41
---------------------------------------------------------------------------------------------------------------------------
 EQ/LARGE CAP VALUE PLUS
---------------------------------------------------------------------------------------------------------------------------
  Unit value                                                      $ 11.22     $  9.45     $ 16.90    $  17.95    $  14.99
---------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 45 number of units outstanding (000's)       4,867       5,687       7,503       2,657       3,058
---------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 49 number of units outstanding (000's)       3,670       4,274       5,583       6,430       8,002
---------------------------------------------------------------------------------------------------------------------------
 EQ/LORD ABBETT GROWTH AND INCOME
---------------------------------------------------------------------------------------------------------------------------
  Unit value                                                      $  9.12     $  7.83     $ 12.51    $  12.25    $  10.60
---------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 45 number of units outstanding (000's)          82          75          87         119          26
---------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 49 number of units outstanding (000's)         205         211         356         490          93
---------------------------------------------------------------------------------------------------------------------------
 EQ/LORD ABBETT LARGE CAP CORE
---------------------------------------------------------------------------------------------------------------------------
  Unit value                                                      $ 10.81     $  8.73     $ 12.82    $  11.74    $  10.56
---------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 45 number of units outstanding (000's)          95          75          48          49          25
---------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 49 number of units outstanding (000's)         265         202          86          80          74
---------------------------------------------------------------------------------------------------------------------------
 EQ/MID CAP INDEX
---------------------------------------------------------------------------------------------------------------------------
  Unit value                                                      $  9.22     $  6.86     $ 13.70    $  12.86    $  11.69
---------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 45 number of units outstanding (000's)         808         935       1,100       1,330       1,652
---------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 49 number of units outstanding (000's)         861       1,046       1,295       1,862       2,752
---------------------------------------------------------------------------------------------------------------------------
 EQ/MID CAP VALUE PLUS
---------------------------------------------------------------------------------------------------------------------------
  Unit value                                                      $ 13.61     $ 10.16     $ 17.04    $  17.55    $  15.82
---------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 45 number of units outstanding (000's)       1,067       1,128       1,472       1,921       2,356
---------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 49 number of units outstanding (000's)         838         780       1,031       1,465       2,388
---------------------------------------------------------------------------------------------------------------------------


---------------------------------------------------------------------------------------------------------------------------
                                                                             FOR THE YEARS ENDING DECEMBER 31,
                                                              -------------------------------------------------------------
                                                                    2004        2003        2002        2001        2000
---------------------------------------------------------------------------------------------------------------------------
 EQ/INTERMEDIATE GOVERNMENT BOND INDEX
---------------------------------------------------------------------------------------------------------------------------
  Unit value                                                     $  18.65    $  18.54    $  18.40    $  17.18    $  16.14
---------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 45 number of units outstanding (000's)       2,322       2,993       4,099       3,288       2,333
---------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 49 number of units outstanding (000's)       1,348       1,651       1,739          --          --
---------------------------------------------------------------------------------------------------------------------------
 EQ/INTERNATIONAL CORE PLUS
---------------------------------------------------------------------------------------------------------------------------
  Unit value                                                     $  10.68    $   9.53    $   7.29    $   8.69    $  11.14
---------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 45 number of units outstanding (000's)         425         279         133          --          --
---------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 49 number of units outstanding (000's)       4,078       3,761       3,093       3,210       3,230
---------------------------------------------------------------------------------------------------------------------------
 EQ/INTERNATIONAL GROWTH
---------------------------------------------------------------------------------------------------------------------------
  Unit value                                                           --          --          --          --          --
---------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 45 number of units outstanding (000's)          --          --          --          --          --
---------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 49 number of units outstanding (000's)          --          --          --          --          --
---------------------------------------------------------------------------------------------------------------------------
 EQ/JPMORGAN VALUE OPPORTUNITIES
---------------------------------------------------------------------------------------------------------------------------
  Unit value                                                     $  13.20    $  12.07    $   9.64    $  12.08    $  13.14
---------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 45 number of units outstanding (000's)       1,375       1,530       1,663       1,936       2,045
---------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 49 number of units outstanding (000's)      16,352      18,895      21,846      25,574      28,008
---------------------------------------------------------------------------------------------------------------------------
 EQ/LARGE CAP CORE PLUS
---------------------------------------------------------------------------------------------------------------------------
  Unit value                                                     $   8.98    $   8.17    $   6.79    $   8.71    $  10.51
---------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 45 number of units outstanding (000's)         635         715         776         948       1,014
---------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 49 number of units outstanding (000's)       5,835       6,684       6,910       8,228       8,940
---------------------------------------------------------------------------------------------------------------------------
 EQ/LARGE CAP GROWTH INDEX
---------------------------------------------------------------------------------------------------------------------------
  Unit value                                                     $   6.28    $   5.88    $   4.84    $   7.12    $   9.49
---------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 45 number of units outstanding (000's)       6,276       7,382       8,409      10,884      12,132
---------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 49 number of units outstanding (000's)       9,271      10,777      12,339      15,780      17,298
---------------------------------------------------------------------------------------------------------------------------
 EQ/LARGE CAP GROWTH PLUS
---------------------------------------------------------------------------------------------------------------------------
  Unit value                                                     $  13.19    $  11.88    $   9.31    $  14.37    $  22.09
---------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 45 number of units outstanding (000's)       4,453       5,082       5,638       7,229       8,254
---------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 49 number of units outstanding (000's)       8,228       9,491      10,806      13,726      16,073
---------------------------------------------------------------------------------------------------------------------------
 EQ/LARGE CAP VALUE INDEX
---------------------------------------------------------------------------------------------------------------------------
  Unit value                                                           --          --          --          --          --
---------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 45 number of units outstanding (000's)          --          --          --          --          --
---------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 49 number of units outstanding (000's)          --          --          --          --          --
---------------------------------------------------------------------------------------------------------------------------
 EQ/LARGE CAP VALUE PLUS
---------------------------------------------------------------------------------------------------------------------------
  Unit value                                                     $  14.41    $  12.88    $  10.14    $  11.90    $  11.70
---------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 45 number of units outstanding (000's)       3,317       3,362       3,350       2,847          --
---------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 49 number of units outstanding (000's)       9,491      10,036      10,473      10,569      10,105
---------------------------------------------------------------------------------------------------------------------------
 EQ/LORD ABBETT GROWTH AND INCOME
---------------------------------------------------------------------------------------------------------------------------
  Unit value                                                           --          --          --          --          --
---------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 45 number of units outstanding (000's)          --          --          --          --          --
---------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 49 number of units outstanding (000's)          --          --          --          --          --
---------------------------------------------------------------------------------------------------------------------------
 EQ/LORD ABBETT LARGE CAP CORE
---------------------------------------------------------------------------------------------------------------------------
  Unit value                                                           --          --          --          --          --
---------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 45 number of units outstanding (000's)          --          --          --          --          --
---------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 49 number of units outstanding (000's)          --          --          --          --          --
---------------------------------------------------------------------------------------------------------------------------
 EQ/MID CAP INDEX
---------------------------------------------------------------------------------------------------------------------------
  Unit value                                                     $  11.14    $   9.73    $   6.87    $   8.54    $  10.00
---------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 45 number of units outstanding (000's)       1,605       1,435         951         493          82
---------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 49 number of units outstanding (000's)       2,883       2,874       2,717       2,307         638
---------------------------------------------------------------------------------------------------------------------------
 EQ/MID CAP VALUE PLUS
---------------------------------------------------------------------------------------------------------------------------
  Unit value                                                     $  14.40    $  12.39    $   9.42    $  11.20    $  10.92
---------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 45 number of units outstanding (000's)       2,500       2,709       2,863       2,091       1,080
---------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 49 number of units outstanding (000's)       2,481       2,639       3,169       2,256         223
---------------------------------------------------------------------------------------------------------------------------


26


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UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE
INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2009.




-------------------------------------------------------------------------------------------------------------------------
                                                                             FOR THE YEARS ENDING DECEMBER 31,
                                                              -----------------------------------------------------------
                                                                    2009        2008        2007        2006        2005
-------------------------------------------------------------------------------------------------------------------------
 EQ/MONEY MARKET
-------------------------------------------------------------------------------------------------------------------------
  Unit value                                                      $ 30.18     $ 30.60     $ 30.37     $ 29.41     $ 28.53
-------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 45 number of units outstanding (000's)         813       1,288         949       1,040       1,076
-------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 49 number of units outstanding (000's)       1,654       2,696       2,271       2,410       2,619
-------------------------------------------------------------------------------------------------------------------------
 EQ/MONTAG & CALDWELL GROWTH
-------------------------------------------------------------------------------------------------------------------------
  Unit value                                                      $  4.96     $  3.87     $  5.85     $  4.91     $  4.61
-------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 45 number of units outstanding (000's)         545         637         270         136         143
-------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 49 number of units outstanding (000's)         460         617         441          28          47
-------------------------------------------------------------------------------------------------------------------------
 EQ/MUTUAL LARGE CAP EQUITY
-------------------------------------------------------------------------------------------------------------------------
  Unit value                                                      $  8.09     $  6.56     $ 10.74     $ 10.71          --
-------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 45 number of units outstanding (000's)         191         210         225          50          --
-------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 49 number of units outstanding (000's)         173         193         210          92          --
-------------------------------------------------------------------------------------------------------------------------
 EQ/PIMCO ULTRA SHORT BOND
-------------------------------------------------------------------------------------------------------------------------
  Unit value                                                      $ 10.91     $ 10.24     $ 10.82     $  9.84     $  9.93
-------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 45 number of units outstanding (000's)       1,232         991         393         330         253
-------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 49 number of units outstanding (000's)       1,795       1,173         444         431         308
-------------------------------------------------------------------------------------------------------------------------
 EQ/QUALITY BOND PLUS
-------------------------------------------------------------------------------------------------------------------------
  Unit value                                                      $ 16.29     $ 15.57     $ 16.89     $ 16.38     $ 15.99
-------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 45 number of units outstanding (000's)         328         223         293         353         490
-------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 49 number of units outstanding (000's)         425         324         436         459         574
-------------------------------------------------------------------------------------------------------------------------
 EQ/SMALL COMPANY INDEX
-------------------------------------------------------------------------------------------------------------------------
  Unit value                                                      $ 13.42     $ 10.79     $ 16.60     $ 17.14     $ 14.76
-------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 45 number of units outstanding (000's)         536         558         662         793         914
-------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 49 number of units outstanding (000's)         864         995       1,203       1,660       2,139
-------------------------------------------------------------------------------------------------------------------------
 EQ/T.ROWE PRICE GROWTH STOCK
-------------------------------------------------------------------------------------------------------------------------
  Unit value                                                      $ 14.01     $  9.96     $ 17.46     $ 16.51     $ 17.43
-------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 45 number of units outstanding (000's)         171         128         173          45          46
-------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 49 number of units outstanding (000's)         419         369         415         145         160
-------------------------------------------------------------------------------------------------------------------------
 EQ/TEMPLETON GLOBAL EQUITY
-------------------------------------------------------------------------------------------------------------------------
  Unit value                                                      $  8.11     $  6.32     $ 10.83     $ 10.76          --
-------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 45 number of units outstanding (000's)         121         113         136          61          --
-------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 49 number of units outstanding (000's)         165         189         228          98          --
-------------------------------------------------------------------------------------------------------------------------
 EQ/UBS GROWTH AND INCOME
-------------------------------------------------------------------------------------------------------------------------
  Unit value                                                      $  4.82     $  3.69     $  6.24     $  6.25     $  5.55
-------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 45 number of units outstanding (000's)         150         152         214         193         114
-------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 49 number of units outstanding (000's)          80         108         129         177         169
-------------------------------------------------------------------------------------------------------------------------
 EQ/VAN KAMPEN COMSTOCK
-------------------------------------------------------------------------------------------------------------------------
  Unit value                                                      $  9.04     $  7.13     $ 11.47     $ 11.92     $ 10.43
-------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 45 number of units outstanding (000's)         128         159         159         251         156
-------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 49 number of units outstanding (000's)         202         244         298         350         250
-------------------------------------------------------------------------------------------------------------------------
 EQ/VAN KAMPEN MID CAP GROWTH
-------------------------------------------------------------------------------------------------------------------------
  Unit value                                                      $ 12.97     $  8.37     $ 16.10     $ 13.34     $ 12.37
-------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 45 number of units outstanding (000's)         311         208         175          74          68
-------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 49 number of units outstanding (000's)         470         294         336         109          49
-------------------------------------------------------------------------------------------------------------------------
 MULTIMANAGER AGGRESSIVE EQUITY
-------------------------------------------------------------------------------------------------------------------------
  Unit value                                                      $ 46.68     $ 34.47     $ 65.53     $ 59.65     $ 57.52
-------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 45 number of units outstanding (000's)         181         139         170         220         284
-------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 49 number of units outstanding (000's)         317         305         364         467         585
-------------------------------------------------------------------------------------------------------------------------
 MULTIMANAGER CORE BOND
-------------------------------------------------------------------------------------------------------------------------
  Unit value                                                      $ 13.02     $ 12.19     $ 12.06     $ 11.50     $ 11.24
-------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 45 number of units outstanding (000's)         774         699         685         797       1,030
-------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 49 number of units outstanding (000's)         834         705         622         738         919
-------------------------------------------------------------------------------------------------------------------------


-------------------------------------------------------------------------------------------------------------------------
                                                                             FOR THE YEARS ENDING DECEMBER 31,
                                                              -----------------------------------------------------------
                                                                    2004        2003        2002        2001        2000
-------------------------------------------------------------------------------------------------------------------------
 EQ/MONEY MARKET
-------------------------------------------------------------------------------------------------------------------------
  Unit value                                                      $ 28.18     $ 28.34     $ 28.57     $ 28.61     $ 28.00
-------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 45 number of units outstanding (000's)       1,221       1,537       2,299       2,501       1,860
-------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 49 number of units outstanding (000's)       2,938       3,834       5,633       6,273       5,065
-------------------------------------------------------------------------------------------------------------------------
 EQ/MONTAG & CALDWELL GROWTH
-------------------------------------------------------------------------------------------------------------------------
  Unit value                                                      $  4.43          --          --          --          --
-------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 45 number of units outstanding (000's)           3          --          --          --          --
-------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 49 number of units outstanding (000's)          20          --          --          --          --
-------------------------------------------------------------------------------------------------------------------------
 EQ/MUTUAL LARGE CAP EQUITY
-------------------------------------------------------------------------------------------------------------------------
  Unit value                                                           --          --          --          --          --
-------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 45 number of units outstanding (000's)          --          --          --          --          --
-------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 49 number of units outstanding (000's)          --          --          --          --          --
-------------------------------------------------------------------------------------------------------------------------
 EQ/PIMCO ULTRA SHORT BOND
-------------------------------------------------------------------------------------------------------------------------
  Unit value                                                           --          --          --          --          --
-------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 45 number of units outstanding (000's)          --          --          --          --          --
-------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 49 number of units outstanding (000's)          --          --          --          --          --
-------------------------------------------------------------------------------------------------------------------------
 EQ/QUALITY BOND PLUS
-------------------------------------------------------------------------------------------------------------------------
  Unit value                                                      $ 15.89     $ 15.53     $ 15.20          --          --
-------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 45 number of units outstanding (000's)         460         434         430          --          --
-------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 49 number of units outstanding (000's)         603         631         552          --          --
-------------------------------------------------------------------------------------------------------------------------
 EQ/SMALL COMPANY INDEX
-------------------------------------------------------------------------------------------------------------------------
  Unit value                                                      $ 14.35     $ 12.36     $  8.59     $ 11.01     $ 10.94
-------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 45 number of units outstanding (000's)       1,073       1,030         859         899         989
-------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 49 number of units outstanding (000's)       2,622       3,320       2,817       3,131       3,340
-------------------------------------------------------------------------------------------------------------------------
 EQ/T.ROWE PRICE GROWTH STOCK
-------------------------------------------------------------------------------------------------------------------------
  Unit value                                                      $ 16.99          --          --          --          --
-------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 45 number of units outstanding (000's)          10          --          --          --          --
-------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 49 number of units outstanding (000's)          17          --          --          --          --
-------------------------------------------------------------------------------------------------------------------------
 EQ/TEMPLETON GLOBAL EQUITY
-------------------------------------------------------------------------------------------------------------------------
  Unit value                                                           --          --          --          --          --
-------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 45 number of units outstanding (000's)          --          --          --          --          --
-------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 49 number of units outstanding (000's)          --          --          --          --          --
-------------------------------------------------------------------------------------------------------------------------
 EQ/UBS GROWTH AND INCOME
-------------------------------------------------------------------------------------------------------------------------
  Unit value                                                      $  5.16          --          --          --          --
-------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 45 number of units outstanding (000's)          14          --          --          --          --
-------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 49 number of units outstanding (000's)          41          --          --          --          --
-------------------------------------------------------------------------------------------------------------------------
 EQ/VAN KAMPEN COMSTOCK
-------------------------------------------------------------------------------------------------------------------------
  Unit value                                                           --          --          --          --          --
-------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 45 number of units outstanding (000's)          --          --          --          --          --
-------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 49 number of units outstanding (000's)          --          --          --          --          --
-------------------------------------------------------------------------------------------------------------------------
 EQ/VAN KAMPEN MID CAP GROWTH
-------------------------------------------------------------------------------------------------------------------------
  Unit value                                                           --          --          --          --          --
-------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 45 number of units outstanding (000's)          --          --          --          --          --
-------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 49 number of units outstanding (000's)          --          --          --          --          --
-------------------------------------------------------------------------------------------------------------------------
 MULTIMANAGER AGGRESSIVE EQUITY
-------------------------------------------------------------------------------------------------------------------------
  Unit value                                                      $ 53.88     $ 48.73     $ 35.92     $ 51.19     $ 69.35
-------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 45 number of units outstanding (000's)         334         375         404         513         595
-------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 49 number of units outstanding (000's)         710         812         899       1,101       1,253
-------------------------------------------------------------------------------------------------------------------------
 MULTIMANAGER CORE BOND
-------------------------------------------------------------------------------------------------------------------------
  Unit value                                                      $ 11.19     $ 10.92     $ 10.67          --          --
-------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 45 number of units outstanding (000's)       1,247       1,242       1,119          --          --
-------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 49 number of units outstanding (000's)       1,011       1,187       1,217          --          --
-------------------------------------------------------------------------------------------------------------------------

    To receive this document electronically, sign up for e-delivery today at
                           www.axa-equitable.com/green



UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2009.




-------------------------------------------------------------------------------------------------------------------------
                                                                           FOR THE YEARS ENDING DECEMBER 31,
                                                              -----------------------------------------------------------
                                                                    2009        2008       2007        2006       2005
-------------------------------------------------------------------------------------------------------------------------
 MULTIMANAGER INTERNATIONAL EQUITY
-------------------------------------------------------------------------------------------------------------------------
  Unit value                                                      $ 12.53    $  9.78     $ 18.79     $ 16.94    $ 13.70
-------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 45 number of units outstanding (000's)         332        400         453         524        462
-------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 49 number of units outstanding (000's)         439        528         652         762        657
-------------------------------------------------------------------------------------------------------------------------
 MULTIMANAGER LARGE CAP CORE EQUITY
-------------------------------------------------------------------------------------------------------------------------
  Unit value                                                      $  9.96    $  7.62     $ 12.77     $ 12.33    $ 11.00
-------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 45 number of units outstanding (000's)         109        118         154         160        181
-------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 49 number of units outstanding (000's)         166        192         233         294        268
-------------------------------------------------------------------------------------------------------------------------
 MULTIMANAGER LARGE CAP GROWTH
-------------------------------------------------------------------------------------------------------------------------
  Unit value                                                      $  7.68    $  5.70     $ 10.58     $  9.64    $  9.76
-------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 45 number of units outstanding (000's)         192        228         253         336        424
-------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 49 number of units outstanding (000's)         357        415         486         568        759
-------------------------------------------------------------------------------------------------------------------------
 MULTIMANAGER LARGE CAP VALUE
-------------------------------------------------------------------------------------------------------------------------
  Unit value                                                      $ 10.98    $  9.06     $ 14.68     $ 14.36    $ 12.20
-------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 45 number of units outstanding (000's)         323        404         440         512        544
-------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 49 number of units outstanding (000's)         384        478         700       1,027      1,404
-------------------------------------------------------------------------------------------------------------------------
 MULTIMANAGER MID CAP GROWTH
-------------------------------------------------------------------------------------------------------------------------
  Unit value                                                      $  9.39    $  6.72     $ 12.07     $ 10.93    $ 10.11
-------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 45 number of units outstanding (000's)         277        314         387         519        629
-------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 49 number of units outstanding (000's)         367        426         492         721        863
-------------------------------------------------------------------------------------------------------------------------
 MULTIMANAGER MID CAP VALUE
-------------------------------------------------------------------------------------------------------------------------
  Unit value                                                      $ 12.37    $  8.68     $ 13.75     $ 13.92    $ 12.30
-------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 45 number of units outstanding (000's)         288        333         339         535        605
-------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 49 number of units outstanding (000's)         352        410         587         779        911
-------------------------------------------------------------------------------------------------------------------------
 MULTIMANAGER MULTI-SECTOR EQUITY
-------------------------------------------------------------------------------------------------------------------------
  Unit value                                                      $ 26.98    $ 24.94     $ 33.05     $ 32.49    $ 29.95
-------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 45 number of units outstanding (000's)         490        540         727         911      1,125
-------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 49 number of units outstanding (000's)       1,101      1,227       1,569       2,099      2,710
-------------------------------------------------------------------------------------------------------------------------
 MULTIMANAGER SMALL CAP GROWTH
-------------------------------------------------------------------------------------------------------------------------
  Unit value                                                      $  6.82    $  5.14     $  8.99     $  8.79    $  8.09
-------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 45 number of units outstanding (000's)         279        293         412         286        189
-------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 49 number of units outstanding (000's)         366        306         347         259        287
-------------------------------------------------------------------------------------------------------------------------
 MULTIMANAGER SMALL CAP VALUE
-------------------------------------------------------------------------------------------------------------------------
  Unit value                                                      $ 13.37    $ 10.72     $ 17.49     $ 19.67    $ 17.17
-------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 45 number of units outstanding (000's)         327        392         554         761        919
-------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 49 number of units outstanding (000's)       1,914      2,179       2,770       3,861      5,204
-------------------------------------------------------------------------------------------------------------------------
 MULTIMANAGER TECHNOLOGY
-------------------------------------------------------------------------------------------------------------------------
  Unit value                                                      $ 10.08    $  6.45     $ 12.36     $ 10.60    $ 10.01
-------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 45 number of units outstanding (000's)         469        444         513         609        854
-------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 49 number of units outstanding (000's)         657        537         647         737      1,024
-------------------------------------------------------------------------------------------------------------------------


-------------------------------------------------------------------------------------------------------------------------
                                                                           FOR THE YEARS ENDING DECEMBER 31,
                                                              -----------------------------------------------------------
                                                                    2004        2003        2002       2001       2000
-------------------------------------------------------------------------------------------------------------------------
MULTIMANAGER INTERNATIONAL EQUITY
-------------------------------------------------------------------------------------------------------------------------
 Unit value                                                      $ 12.03     $ 10.34    $  7.81          --         --
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)         456         377        183          --         --
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)         704         494        118          --         --
-------------------------------------------------------------------------------------------------------------------------
MULTIMANAGER LARGE CAP CORE EQUITY
-------------------------------------------------------------------------------------------------------------------------
 Unit value                                                      $ 10.45     $  9.66    $  7.64          --         --
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)         201         230        166          --         --
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)         253         248        169          --         --
-------------------------------------------------------------------------------------------------------------------------
MULTIMANAGER LARGE CAP GROWTH
-------------------------------------------------------------------------------------------------------------------------
 Unit value                                                      $  9.20     $  8.74    $  6.79          --         --
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)         449         410        275          --         --
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)         801         802        305          --         --
-------------------------------------------------------------------------------------------------------------------------
MULTIMANAGER LARGE CAP VALUE
-------------------------------------------------------------------------------------------------------------------------
 Unit value                                                      $ 11.54     $ 10.23    $  7.91          --         --
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)         503         429        344          --         --
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)       1,102         698        384          --         --
-------------------------------------------------------------------------------------------------------------------------
MULTIMANAGER MID CAP GROWTH
-------------------------------------------------------------------------------------------------------------------------
 Unit value                                                      $  9.45     $  8.58    $  6.20          --         --
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)         806         761        429          --         --
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)       1,078       1,104        369          --         --
-------------------------------------------------------------------------------------------------------------------------
MULTIMANAGER MID CAP VALUE
-------------------------------------------------------------------------------------------------------------------------
 Unit value                                                      $ 11.62     $ 10.22    $  7.37          --         --
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)         904         765        486          --         --
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)       1,203         820        388          --         --
-------------------------------------------------------------------------------------------------------------------------
MULTIMANAGER MULTI-SECTOR EQUITY
-------------------------------------------------------------------------------------------------------------------------
 Unit value                                                      $ 29.46     $ 27.48    $ 22.73     $ 23.74    $ 23.90
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)       1,318       1,384      1,316       1,516      1,616
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)       3,408       3,959      3,827       4,307      4,697
-------------------------------------------------------------------------------------------------------------------------
MULTIMANAGER SMALL CAP GROWTH
-------------------------------------------------------------------------------------------------------------------------
 Unit value                                                      $  7.63          --         --          --         --
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)          68          --         --          --         --
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)          29          --         --          --         --
-------------------------------------------------------------------------------------------------------------------------
MULTIMANAGER SMALL CAP VALUE
-------------------------------------------------------------------------------------------------------------------------
 Unit value                                                      $ 16.63     $ 14.39    $ 10.62     $ 12.50    $ 10.76
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)         986         840        665          --         --
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)       6,654       7,289      7,825       7,755      7,215
-------------------------------------------------------------------------------------------------------------------------
MULTIMANAGER TECHNOLOGY
-------------------------------------------------------------------------------------------------------------------------
 Unit value                                                      $  9.12     $  8.81    $  5.66          --         --
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)       1,028         278         44          --         --
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)       1,493         571        264          --         --
-------------------------------------------------------------------------------------------------------------------------

    To receive this document electronically, sign up for e-delivery today at
                           www.axa-equitable.com/green

The unit values and number of units outstanding shown below are for contracts offered under Separate Account No. 45 and Separate Account No. 49 with the same daily asset charges of 1.55%.



UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2009.




-------------------------------------------------------------------------------------------------------------------------
                                                                           FOR THE YEARS ENDING DECEMBER 31,
                                                              -----------------------------------------------------------
                                                                    2009        2008        2007        2006       2005
-------------------------------------------------------------------------------------------------------------------------
 AXA AGGRESSIVE ALLOCATION
-------------------------------------------------------------------------------------------------------------------------
  Unit value                                                     $   10.26   $    8.19   $  13.68    $  13.09    $ 11.28
-------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 45 number of units outstanding (000's)          734         667        566         265        106
-------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 49 number of units outstanding (000's)       47,988      44,143     31,080       6,793        342
-------------------------------------------------------------------------------------------------------------------------
 AXA CONSERVATIVE ALLOCATION
-------------------------------------------------------------------------------------------------------------------------
  Unit value                                                     $   10.71   $    9.90   $  11.30    $  10.85    $ 10.36
-------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 45 number of units outstanding (000's)        1,146         992        549         334        254
-------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 49 number of units outstanding (000's)       25,907      18,171      4,087       1,202        501
-------------------------------------------------------------------------------------------------------------------------
 AXA CONSERVATIVE-PLUS ALLOCATION
-------------------------------------------------------------------------------------------------------------------------
  Unit value                                                     $   10.48   $    9.30   $  11.73    $  11.29    $ 10.55
-------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 45 number of units outstanding (000's)          999         779        627         429        360
-------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 49 number of units outstanding (000's)       20,920      16,064      7,023       2,537        671
-------------------------------------------------------------------------------------------------------------------------
 AXA MODERATE ALLOCATION
-------------------------------------------------------------------------------------------------------------------------
  Unit value                                                     $   42.75   $   37.11   $  49.91    $  47.71    $ 43.93
-------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 45 number of units outstanding (000's)        1,456       1,572      1,879       2,045      2,273
-------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 49 number of units outstanding (000's)       23,023      18,036      9,394       3,387        762
-------------------------------------------------------------------------------------------------------------------------
 AXA MODERATE-PLUS ALLOCATION
-------------------------------------------------------------------------------------------------------------------------
  Unit value                                                     $   10.61   $    8.84   $  13.16    $  12.57    $ 11.15
-------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 45 number of units outstanding (000's)        3,411       3,625      3,240       2,127        788
-------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 49 number of units outstanding (000's)      147,651     130,940     85,777      22,340      2,035
-------------------------------------------------------------------------------------------------------------------------
 EQ/ALLIANCEBERNSTEIN INTERNATIONAL
-------------------------------------------------------------------------------------------------------------------------
  Unit value                                                     $   12.01   $    9.60   $  19.79    $  17.99    $ 14.79
-------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 45 number of units outstanding (000's)        2,027       2,398      2,956       3,446      3,745
-------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 49 number of units outstanding (000's)        6,599       6,749      5,611       1,983      1,000
-------------------------------------------------------------------------------------------------------------------------
 EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH
-------------------------------------------------------------------------------------------------------------------------
  Unit value                                                     $   14.90   $   11.15   $  20.47    $  17.82    $ 16.60
-------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 45 number of units outstanding (000's)        1,380       1,540      1,874       2,275      2,668
-------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 49 number of units outstanding (000's)        2,587       2,766      2,301       1,922      1,979
-------------------------------------------------------------------------------------------------------------------------
 EQ/AXA FRANKLIN SMALL CAP VALUE CORE
-------------------------------------------------------------------------------------------------------------------------
  Unit value                                                     $    8.05   $    6.38   $   9.73    $  10.82         --
-------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 45 number of units outstanding (000's)           29          69         37          12         --
-------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 49 number of units outstanding (000's)        2,073       1,829        936         153         --
-------------------------------------------------------------------------------------------------------------------------
 EQ/BLACKROCK BASIC VALUE EQUITY
-------------------------------------------------------------------------------------------------------------------------
  Unit value                                                     $   18.92   $   14.75   $  23.62    $  23.71    $ 19.92
-------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 45 number of units outstanding (000's)        1,188       1,279      1,597       1,927      2,336
-------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 49 number of units outstanding (000's)        4,776       3,421      2,381       1,301      1,147
-------------------------------------------------------------------------------------------------------------------------
 EQ/BLACKROCK INTERNATIONAL VALUE
-------------------------------------------------------------------------------------------------------------------------
  Unit value                                                     $   17.53   $   13.67   $  24.36    $  22.46    $ 18.15
-------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 45 number of units outstanding (000's)          665         781      1,017       1,158      1,158
-------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 49 number of units outstanding (000's)        5,490       5,347      4,881       3,580      3,145
-------------------------------------------------------------------------------------------------------------------------
 EQ/BOSTON ADVISORS EQUITY INCOME
-------------------------------------------------------------------------------------------------------------------------
  Unit value                                                     $    4.98   $    4.54   $   6.81    $   6.67    $  5.84
-------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 45 number of units outstanding (000's)          377         433        479         620        632
-------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 49 number of units outstanding (000's)        5,308       3,897      2,391       1,207        536
-------------------------------------------------------------------------------------------------------------------------
 EQ/CALVERT SOCIALLY RESPONSIBLE
-------------------------------------------------------------------------------------------------------------------------
  Unit value                                                     $    6.83   $    5.30   $   9.83    $   8.91    $  8.60
-------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 45 number of units outstanding (000's)           41          43         46          52         53
-------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 49 number of units outstanding (000's)          641         636        349         147         65
-------------------------------------------------------------------------------------------------------------------------
 EQ/CAPITAL GUARDIAN GROWTH
-------------------------------------------------------------------------------------------------------------------------
  Unit value                                                     $   10.29   $    7.83   $  13.35    $  12.86    $ 12.16
-------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 45 number of units outstanding (000's)          113         120        120          86         60
-------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 49 number of units outstanding (000's)        2,912       3,107      3,136       2,540      2,470
-------------------------------------------------------------------------------------------------------------------------


-------------------------------------------------------------------------------------------------------------------------
                                                                            FOR THE YEARS ENDING DECEMBER 31,
                                                              -----------------------------------------------------------
                                                                    2004        2003        2002        2001       2000
-------------------------------------------------------------------------------------------------------------------------
 AXA AGGRESSIVE ALLOCATION
-------------------------------------------------------------------------------------------------------------------------
  Unit value                                                      $ 10.60          --          --          --         --
-------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 45 number of units outstanding (000's)          40          --          --          --         --
-------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 49 number of units outstanding (000's)         120          --          --          --         --
-------------------------------------------------------------------------------------------------------------------------
 AXA CONSERVATIVE ALLOCATION
-------------------------------------------------------------------------------------------------------------------------
  Unit value                                                      $ 10.27          --          --          --         --
-------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 45 number of units outstanding (000's)         140          --          --          --         --
-------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 49 number of units outstanding (000's)         286          --          --          --         --
-------------------------------------------------------------------------------------------------------------------------
 AXA CONSERVATIVE-PLUS ALLOCATION
-------------------------------------------------------------------------------------------------------------------------
  Unit value                                                      $ 10.38          --          --          --         --
-------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 45 number of units outstanding (000's)         137          --          --          --         --
-------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 49 number of units outstanding (000's)         279          --          --          --         --
-------------------------------------------------------------------------------------------------------------------------
 AXA MODERATE ALLOCATION
-------------------------------------------------------------------------------------------------------------------------
  Unit value                                                      $ 42.57     $ 39.77     $ 33.91     $ 39.47         --
-------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 45 number of units outstanding (000's)       2,498       2,668       2,816       1,417         --
-------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 49 number of units outstanding (000's)         659         461         279         110         --
-------------------------------------------------------------------------------------------------------------------------
 AXA MODERATE-PLUS ALLOCATION
-------------------------------------------------------------------------------------------------------------------------
  Unit value                                                           --          --          --          --         --
-------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 45 number of units outstanding (000's)          --          --          --          --         --
-------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 49 number of units outstanding (000's)          --          --          --          --         --
-------------------------------------------------------------------------------------------------------------------------
 EQ/ALLIANCEBERNSTEIN INTERNATIONAL
-------------------------------------------------------------------------------------------------------------------------
  Unit value                                                      $ 13.03     $ 11.20     $  8.42     $  9.51    $ 12.60
-------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 45 number of units outstanding (000's)       3,983       4,195       3,915         702        389
-------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 49 number of units outstanding (000's)       1,008       1,052         135          --         --
-------------------------------------------------------------------------------------------------------------------------
 EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH
-------------------------------------------------------------------------------------------------------------------------
  Unit value                                                      $ 15.12     $ 13.48     $  9.71     $ 14.14    $ 16.56
-------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 45 number of units outstanding (000's)       3,054       3,346       3,468       2,681        825
-------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 49 number of units outstanding (000's)       2,313       2,809       3,037       2,971      1,248
-------------------------------------------------------------------------------------------------------------------------
 EQ/AXA FRANKLIN SMALL CAP VALUE CORE
-------------------------------------------------------------------------------------------------------------------------
  Unit value                                                           --          --          --          --         --
-------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 45 number of units outstanding (000's)          --          --          --          --         --
-------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 49 number of units outstanding (000's)          --          --          --          --         --
-------------------------------------------------------------------------------------------------------------------------
 EQ/BLACKROCK BASIC VALUE EQUITY
-------------------------------------------------------------------------------------------------------------------------
  Unit value                                                      $ 19.65     $ 18.05     $ 13.98     $ 17.04    $ 16.40
-------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 45 number of units outstanding (000's)       2,719       2,785       2,900       1,793        275
-------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 49 number of units outstanding (000's)       1,430       1,339       1,334       1,071        299
-------------------------------------------------------------------------------------------------------------------------
 EQ/BLACKROCK INTERNATIONAL VALUE
-------------------------------------------------------------------------------------------------------------------------
  Unit value                                                      $ 16.63     $ 13.89     $ 11.02     $ 13.42    $ 17.37
-------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 45 number of units outstanding (000's)       1,121       1,114       1,121          --         --
-------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 49 number of units outstanding (000's)       3,356       3,673       4,227       4,268      2,110
-------------------------------------------------------------------------------------------------------------------------
 EQ/BOSTON ADVISORS EQUITY INCOME
-------------------------------------------------------------------------------------------------------------------------
  Unit value                                                      $  5.59          --          --          --         --
-------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 45 number of units outstanding (000's)          71          --          --          --         --
-------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 49 number of units outstanding (000's)         306          --          --          --         --
-------------------------------------------------------------------------------------------------------------------------
 EQ/CALVERT SOCIALLY RESPONSIBLE
-------------------------------------------------------------------------------------------------------------------------
  Unit value                                                      $  8.03     $  7.87     $  6.25     $  8.63         --
-------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 45 number of units outstanding (000's)          30          38          35           3         --
-------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 49 number of units outstanding (000's)          88         101          79          19         --
-------------------------------------------------------------------------------------------------------------------------
 EQ/CAPITAL GUARDIAN GROWTH
-------------------------------------------------------------------------------------------------------------------------
  Unit value                                                      $ 11.75          --          --          --         --
-------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 45 number of units outstanding (000's)          25          --          --          --         --
-------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 49 number of units outstanding (000's)       2,815          --          --          --         --
-------------------------------------------------------------------------------------------------------------------------

    To receive this document electronically, sign up for e-delivery today at
                           www.axa-equitable.com/green



UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2009.




-------------------------------------------------------------------------------------------------------------------------
                                                                            FOR THE YEARS ENDING DECEMBER 31,
                                                              -----------------------------------------------------------
                                                                    2009       2008       2007        2006        2005
-------------------------------------------------------------------------------------------------------------------------
 EQ/CAPITAL GUARDIAN RESEARCH
-------------------------------------------------------------------------------------------------------------------------
  Unit value                                                    $   9.90   $   7.65    $  12.88    $  12.87    $  11.67
-------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 45 number of units outstanding (000's)      1,088      1,315       1,850       1,219       1,450
-------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 49 number of units outstanding (000's)      5,543      6,117       7,563       4,914       5,540
-------------------------------------------------------------------------------------------------------------------------
 EQ/COMMON STOCK INDEX
-------------------------------------------------------------------------------------------------------------------------
  Unit value                                                    $ 178.67   $ 141.42    $ 255.59    $ 250.91    $ 230.23
-------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 45 number of units outstanding (000's)        204        232         289         361         422
-------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 49 number of units outstanding (000's)        502        423         392         361         370
-------------------------------------------------------------------------------------------------------------------------
 EQ/CORE BOND INDEX
-------------------------------------------------------------------------------------------------------------------------
  Unit value                                                    $  12.94   $  12.80    $  14.28    $  14.07    $  13.73
-------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 45 number of units outstanding (000's)        800        782       1,284       1,359       1,399
-------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 49 number of units outstanding (000's)      8,565      6,813       8,678       7,950       8,015
-------------------------------------------------------------------------------------------------------------------------
 EQ/DAVIS NEW YORK VENTURE
-------------------------------------------------------------------------------------------------------------------------
  Unit value                                                    $   8.65   $   6.63    $  11.07    $  10.84          --
-------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 45 number of units outstanding (000's)        237        263         156          35          --
-------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 49 number of units outstanding (000's)      6,031      5,304       3,797         665          --
-------------------------------------------------------------------------------------------------------------------------
 EQ/EQUITY 500 INDEX
-------------------------------------------------------------------------------------------------------------------------
  Unit value                                                    $  23.07   $  18.62    $  30.17    $  29.20    $  15.77
-------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 45 number of units outstanding (000's)        761        812         979       1,200       1,369
-------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 49 number of units outstanding (000's)      4,766      4,288       4,204       3,534       3,726
-------------------------------------------------------------------------------------------------------------------------
 EQ/EQUITY GROWTH PLUS
-------------------------------------------------------------------------------------------------------------------------
  Unit value                                                    $  13.50   $  10.73    $  18.25    $  16.26    $  15.11
-------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 45 number of units outstanding (000's)        866      1,092       1,275       1,408       1,386
-------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 49 number of units outstanding (000's)      9,136      9,050       5,863       2,666       1,390
-------------------------------------------------------------------------------------------------------------------------
 EQ/EVERGREEN OMEGA
-------------------------------------------------------------------------------------------------------------------------
  Unit value                                                    $   9.47   $   6.86    $   9.62    $   8.78    $   8.42
-------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 45 number of units outstanding (000's)        430        348         402         432         488
-------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 49 number of units outstanding (000's)      3,886      1,482       1,089         319         349
-------------------------------------------------------------------------------------------------------------------------
 EQ/FRANKLIN CORE BALANCED
-------------------------------------------------------------------------------------------------------------------------
  Unit value                                                    $   9.03   $   7.03    $  10.47    $  10.42          --
-------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 45 number of units outstanding (000's)        654        619         694         200          --
-------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 49 number of units outstanding (000's)      8,263      8,326       6,851       1,076          --
-------------------------------------------------------------------------------------------------------------------------
 EQ/FRANKLIN TEMPLETON ALLOCATION
-------------------------------------------------------------------------------------------------------------------------
  Unit value                                                    $   7.47   $   5.90    $   9.50          --          --
-------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 45 number of units outstanding (000's)        234        157         104          --          --
-------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 49 number of units outstanding (000's)     29,210     27,745      13,483          --          --
-------------------------------------------------------------------------------------------------------------------------
 EQ/GAMCO MERGERS AND ACQUISITIONS
-------------------------------------------------------------------------------------------------------------------------
  Unit value                                                    $  11.49   $  10.01    $  11.80    $  11.59    $  10.49
-------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 45 number of units outstanding (000's)        130        138         180         116          33
-------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 49 number of units outstanding (000's)      1,717      1,577       1,416         425          11
-------------------------------------------------------------------------------------------------------------------------
 EQ/GAMCO SMALL COMPANY VALUE
-------------------------------------------------------------------------------------------------------------------------
  Unit value                                                    $  27.10   $  19.46    $  28.50    $  26.49    $  22.64
-------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 45 number of units outstanding (000's)        280        243         223         148         129
-------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 49 number of units outstanding (000's)      3,958      3,270       2,211         519         111
-------------------------------------------------------------------------------------------------------------------------
 EQ/GLOBAL BOND PLUS
-------------------------------------------------------------------------------------------------------------------------
  Unit value                                                    $  11.24   $  11.19    $  10.68    $   9.92    $   9.74
-------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 45 number of units outstanding (000's)        417        454         169          85           4
-------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 49 number of units outstanding (000's)      5,491      5,387       1,997         457           9
-------------------------------------------------------------------------------------------------------------------------
 EQ/GLOBAL MULTI-SECTOR EQUITY
-------------------------------------------------------------------------------------------------------------------------
  Unit value                                                    $  16.04   $  10.86    $  25.86    $  18.50    $  13.71
-------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 45 number of units outstanding (000's)      1,240      1,328       1,520       1,689       1,667
-------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 49 number of units outstanding (000's)      9,622      8,369       5,992       2,602       1,632
-------------------------------------------------------------------------------------------------------------------------


-------------------------------------------------------------------------------------------------------------------------
                                                                            FOR THE YEARS ENDING DECEMBER 31,
                                                              -----------------------------------------------------------
                                                                    2004        2003        2002       2001        2000
-------------------------------------------------------------------------------------------------------------------------
 EQ/CAPITAL GUARDIAN RESEARCH
-------------------------------------------------------------------------------------------------------------------------
  Unit value                                                     $  11.18    $  10.23   $   7.91    $  10.66    $  11.05
-------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 45 number of units outstanding (000's)       1,594       1,685      1,728         283         110
-------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 49 number of units outstanding (000's)       6,418       6,957      7,543       2,052         628
-------------------------------------------------------------------------------------------------------------------------
 EQ/COMMON STOCK INDEX
-------------------------------------------------------------------------------------------------------------------------
  Unit value                                                     $ 224.21    $ 199.56   $ 135.53    $ 206.51    $ 235.03
-------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 45 number of units outstanding (000's)         469         489        510         468         217
-------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 49 number of units outstanding (000's)         430         484        521         499         204
-------------------------------------------------------------------------------------------------------------------------
 EQ/CORE BOND INDEX
-------------------------------------------------------------------------------------------------------------------------
  Unit value                                                     $  13.65    $  13.32   $  13.09    $  12.13    $  11.41
-------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 45 number of units outstanding (000's)       1,172       1,191      1,232          --          --
-------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 49 number of units outstanding (000's)       8,979      10,672     12,695       8,943       1,427
-------------------------------------------------------------------------------------------------------------------------
 EQ/DAVIS NEW YORK VENTURE
-------------------------------------------------------------------------------------------------------------------------
  Unit value                                                           --          --         --          --          --
-------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 45 number of units outstanding (000's)          --          --         --          --          --
-------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 49 number of units outstanding (000's)          --          --         --          --          --
-------------------------------------------------------------------------------------------------------------------------
 EQ/EQUITY 500 INDEX
-------------------------------------------------------------------------------------------------------------------------
  Unit value                                                     $  25.07    $  23.10   $  18.36    $  24.03    $  27.79
-------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 45 number of units outstanding (000's)       1,508       1,538      1,539       1,082         421
-------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 49 number of units outstanding (000's)       4,345       4,750      5,020       4,534       1,524
-------------------------------------------------------------------------------------------------------------------------
 EQ/EQUITY GROWTH PLUS
-------------------------------------------------------------------------------------------------------------------------
  Unit value                                                     $  13.86    $  12.74   $   9.87    $  11.33          --
-------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 45 number of units outstanding (000's)       1,261       1,331        616          32          --
-------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 49 number of units outstanding (000's)       1,251       1,338        701          89          --
-------------------------------------------------------------------------------------------------------------------------
 EQ/EVERGREEN OMEGA
-------------------------------------------------------------------------------------------------------------------------
  Unit value                                                     $   8.23    $   7,80   $   5.74    $   7.67    $   9.39
-------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 45 number of units outstanding (000's)         647         514        419         233          39
-------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 49 number of units outstanding (000's)         400         500        378         182          47
-------------------------------------------------------------------------------------------------------------------------
 EQ/FRANKLIN CORE BALANCED
-------------------------------------------------------------------------------------------------------------------------
  Unit value                                                           --          --         --          --          --
-------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 45 number of units outstanding (000's)          --          --         --          --          --
-------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 49 number of units outstanding (000's)          --          --         --          --          --
-------------------------------------------------------------------------------------------------------------------------
 EQ/FRANKLIN TEMPLETON ALLOCATION
-------------------------------------------------------------------------------------------------------------------------
  Unit value                                                           --          --         --          --          --
-------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 45 number of units outstanding (000's)          --          --         --          --          --
-------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 49 number of units outstanding (000's)          --          --         --          --          --
-------------------------------------------------------------------------------------------------------------------------
 EQ/GAMCO MERGERS AND ACQUISITIONS
-------------------------------------------------------------------------------------------------------------------------
  Unit value                                                           --          --         --          --          --
-------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 45 number of units outstanding (000's)          --          --         --          --          --
-------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 49 number of units outstanding (000's)          --          --         --          --          --
-------------------------------------------------------------------------------------------------------------------------
 EQ/GAMCO SMALL COMPANY VALUE
-------------------------------------------------------------------------------------------------------------------------
  Unit value                                                     $  22.05          --         --          --          --
-------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 45 number of units outstanding (000's)          30          --         --          --          --
-------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 49 number of units outstanding (000's)          63          --         --          --          --
-------------------------------------------------------------------------------------------------------------------------
 EQ/GLOBAL BOND PLUS
-------------------------------------------------------------------------------------------------------------------------
  Unit value                                                           --          --         --          --          --
-------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 45 number of units outstanding (000's)          --          --         --          --          --
-------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 49 number of units outstanding (000's)          --          --         --          --          --
-------------------------------------------------------------------------------------------------------------------------
 EQ/GLOBAL MULTI-SECTOR EQUITY
-------------------------------------------------------------------------------------------------------------------------
  Unit value                                                     $  10.48    $   8.61   $   5.61    $   6.06    $   6.49
-------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 45 number of units outstanding (000's)       1,556       1,439      1,441       1,014         541
-------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 49 number of units outstanding (000's)       1,515       1,462      1,464       1,482         881
-------------------------------------------------------------------------------------------------------------------------


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UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE
INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2009.




-------------------------------------------------------------------------------------------------------------------------
                                                                            FOR THE YEARS ENDING DECEMBER 31,
                                                              -----------------------------------------------------------
                                                                    2009        2008        2007        2006       2005
-------------------------------------------------------------------------------------------------------------------------
 EQ/INTERMEDIATE GOVERNMENT BOND INDEX
-------------------------------------------------------------------------------------------------------------------------
  Unit value                                                      $ 18.94     $ 19.69     $ 19.30     $ 18.35   $  18.07
-------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 45 number of units outstanding (000's)       1,203       1,536       1,984       2,414      2,944
-------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 49 number of units outstanding (000's)       2,248       2,058         813         747        873
-------------------------------------------------------------------------------------------------------------------------
 EQ/INTERNATIONAL CORE PLUS
-------------------------------------------------------------------------------------------------------------------------
  Unit value                                                      $ 11.73     $  8.81     $ 16.22     $ 14.30   $  12.18
-------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 45 number of units outstanding (000's)         418         371         338         355        366
-------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 49 number of units outstanding (000's)       6,484       4,686       3,598       2,904      2,599
-------------------------------------------------------------------------------------------------------------------------
 EQ/INTERNATIONAL GROWTH
-------------------------------------------------------------------------------------------------------------------------
  Unit value                                                      $ 12.91     $  9.55     $ 16.25     $ 14.20   $  11.48
-------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 45 number of units outstanding (000's)         180         147         113          39         --
-------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 49 number of units outstanding (000's)       3,313       2,704       1,865         310          5
-------------------------------------------------------------------------------------------------------------------------
 EQ/JPMORGAN VALUE OPPORTUNITIES
-------------------------------------------------------------------------------------------------------------------------
  Unit value                                                      $ 11.83     $  9.09     $ 15.32     $ 15.76   $  13.30
-------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 45 number of units outstanding (000's)         228         279         361         415        466
-------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 49 number of units outstanding (000's)       2,758       2,921       3,721       4,048      4,589
-------------------------------------------------------------------------------------------------------------------------
 EQ/LARGE CAP CORE PLUS
-------------------------------------------------------------------------------------------------------------------------
  Unit value                                                      $  8.17     $  6.56     $ 10.64     $ 10.41   $   9.36
-------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 45 number of units outstanding (000's)         246         276         327         412        507
-------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 49 number of units outstanding (000's)       2,683       2,845       3,557       4,130      4,965
-------------------------------------------------------------------------------------------------------------------------
 EQ/LARGE CAP GROWTH INDEX
-------------------------------------------------------------------------------------------------------------------------
  Unit value                                                      $  6.50     $  4.85     $  7.72     $  6.88   $   7.03
-------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 45 number of units outstanding (000's)       2,378       2,657       3,164       4,038      4,648
-------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 49 number of units outstanding (000's)       7,663       7,722       7,920       7,569       9.117
-------------------------------------------------------------------------------------------------------------------------
 EQ/LARGE CAP GROWTH PLUS
-------------------------------------------------------------------------------------------------------------------------
  Unit value                                                      $ 13.60     $ 10.24     $ 16.84     $ 14.80   $  13.94
-------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 45 number of units outstanding (000's)         887         909       1,065       1,228      1,421
-------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 49 number of units outstanding (000's)       3,016       2,719       2,698       2,090      2,422
-------------------------------------------------------------------------------------------------------------------------
 EQ/LARGE CAP VALUE INDEX
-------------------------------------------------------------------------------------------------------------------------
  Unit value                                                      $  5.18     $  4.42     $ 10.36     $ 11.19   $  10.64
-------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 45 number of units outstanding (000's)          80          64          68          63         20
-------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 49 number of units outstanding (000's)       2,425       1,742       1,312         738        113
-------------------------------------------------------------------------------------------------------------------------
 EQ/LARGE CAP VALUE PLUS
-------------------------------------------------------------------------------------------------------------------------
  Unit value                                                      $ 10.95     $  9.24     $ 16.56     $ 17.62   $  14.75
-------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 45 number of units outstanding (000's)       5,070       5,899       7,968       3,035      3,256
-------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 49 number of units outstanding (000's)       7,574       8,454       9,126       5,695      5,091
-------------------------------------------------------------------------------------------------------------------------
 EQ/LORD ABBETT GROWTH AND INCOME
-------------------------------------------------------------------------------------------------------------------------
  Unit value                                                      $  9.03     $  7.77     $ 12.44     $ 12.21   $  10.58
-------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 45 number of units outstanding (000's)          52          57          88         124         16
-------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 49 number of units outstanding (000's)       1,759       1,303       1,062         501         58
-------------------------------------------------------------------------------------------------------------------------
 EQ/LORD ABBETT LARGE CAP CORE
-------------------------------------------------------------------------------------------------------------------------
  Unit value                                                      $ 10.71     $  8.66     $ 12.75     $ 11.70   $  10.55
-------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 45 number of units outstanding (000's)         110          81          35          30          5
-------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 49 number of units outstanding (000's)       2,041       1,080         497         138         45
-------------------------------------------------------------------------------------------------------------------------
 EQ/MID CAP INDEX
-------------------------------------------------------------------------------------------------------------------------
  Unit value                                                      $  9.04     $  6.74     $ 13.50     $ 12.70   $  11.56
-------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 45 number of units outstanding (000's)       1,483       1,671       2,075       2,486      2,857
-------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 49 number of units outstanding (000's)       7,799       7,091       6,060       4,317      4,297
-------------------------------------------------------------------------------------------------------------------------
 EQ/MID CAP VALUE PLUS
-------------------------------------------------------------------------------------------------------------------------
  Unit value                                                      $ 13.27     $  9.92     $ 16.67     $ 17.21   $  15.54
-------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 45 number of units outstanding (000's)       1,891       2,080       2,791       3,415      3,954
-------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 49 number of units outstanding (000's)       8,258       3,049       3,624       3,215      3,279
-------------------------------------------------------------------------------------------------------------------------


-------------------------------------------------------------------------------------------------------------------------
                                                                            FOR THE YEARS ENDING DECEMBER 31,
                                                              -----------------------------------------------------------
                                                                    2004        2003        2002        2001      2000
-------------------------------------------------------------------------------------------------------------------------
 EQ/INTERMEDIATE GOVERNMENT BOND INDEX
-------------------------------------------------------------------------------------------------------------------------
  Unit value                                                     $  18.13    $  18.07    $  17.97    $  16.81   $ 15.83
-------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 45 number of units outstanding (000's)       3,603       4,546       5,993       2,919       269
-------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 49 number of units outstanding (000's)       1,061       1,357       1,226          --        --
-------------------------------------------------------------------------------------------------------------------------
 EQ/INTERNATIONAL CORE PLUS
-------------------------------------------------------------------------------------------------------------------------
  Unit value                                                     $  10.56    $   9.44    $   7.23    $   8.65   $ 11.10
-------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 45 number of units outstanding (000's)         328         238         100          --        --
-------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 49 number of units outstanding (000's)       2,863       2,832       2,786       2,530     1,050
-------------------------------------------------------------------------------------------------------------------------
 EQ/INTERNATIONAL GROWTH
-------------------------------------------------------------------------------------------------------------------------
  Unit value                                                           --          --          --          --        --
-------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 45 number of units outstanding (000's)          --          --          --          --        --
-------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 49 number of units outstanding (000's)          --          --          --          --        --
-------------------------------------------------------------------------------------------------------------------------
 EQ/JPMORGAN VALUE OPPORTUNITIES
-------------------------------------------------------------------------------------------------------------------------
  Unit value                                                     $  12.99    $  11.90    $   9.53    $  11.97   $ 13.04
-------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 45 number of units outstanding (000's)         509         568         620         398        80
-------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 49 number of units outstanding (000's)       5,234       6,009       6,939       6,123     1,419
-------------------------------------------------------------------------------------------------------------------------
 EQ/LARGE CAP CORE PLUS
-------------------------------------------------------------------------------------------------------------------------
  Unit value                                                     $   8.87    $   8.08    $   6.73    $   8.66   $ 10.47
-------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 45 number of units outstanding (000's)         599         642         706         584       298
-------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 49 number of units outstanding (000's)       5,788       6,613       7,231       7,160     2,262
-------------------------------------------------------------------------------------------------------------------------
 EQ/LARGE CAP GROWTH INDEX
-------------------------------------------------------------------------------------------------------------------------
  Unit value                                                     $   6.21    $   5.82    $   4.80    $   7.08   $  9.46
-------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 45 number of units outstanding (000's)       5,347       6,234       6,946       6,887     3,355
-------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 49 number of units outstanding (000's)      10,421      11,828      13,521      14,217     6,200
-------------------------------------------------------------------------------------------------------------------------
 EQ/LARGE CAP GROWTH PLUS
-------------------------------------------------------------------------------------------------------------------------
  Unit value                                                     $  12.99    $  11.72    $   9.20    $  14.23   $ 21.92
-------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 45 number of units outstanding (000's)       1,652       1,886       2,080       2,260     1,301
-------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 49 number of units outstanding (000's)       2,867       3,344       3,796       4,345     2,112
-------------------------------------------------------------------------------------------------------------------------
 EQ/LARGE CAP VALUE INDEX
-------------------------------------------------------------------------------------------------------------------------
  Unit value                                                           --          --          --          --        --
-------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 45 number of units outstanding (000's)          --          --          --          --        --
-------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 49 number of units outstanding (000's)          --          --          --          --        --
-------------------------------------------------------------------------------------------------------------------------
 EQ/LARGE CAP VALUE PLUS
-------------------------------------------------------------------------------------------------------------------------
  Unit value                                                     $  14.21    $  12.72    $  10.04    $  11.80   $ 11.63
-------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 45 number of units outstanding (000's)       3,414       3,447       3,347       1,416        --
-------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 49 number of units outstanding (000's)       5,823       6,106       6,520       4,851     1,119
-------------------------------------------------------------------------------------------------------------------------
 EQ/LORD ABBETT GROWTH AND INCOME
-------------------------------------------------------------------------------------------------------------------------
  Unit value                                                           --          --          --          --        --
-------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 45 number of units outstanding (000's)          --          --          --          --        --
-------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 49 number of units outstanding (000's)          --          --          --          --        --
-------------------------------------------------------------------------------------------------------------------------
 EQ/LORD ABBETT LARGE CAP CORE
-------------------------------------------------------------------------------------------------------------------------
  Unit value                                                           --          --          --          --        --
-------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 45 number of units outstanding (000's)          --          --          --          --        --
-------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 49 number of units outstanding (000's)          --          --          --          --        --
-------------------------------------------------------------------------------------------------------------------------
 EQ/MID CAP INDEX
-------------------------------------------------------------------------------------------------------------------------
  Unit value                                                     $  11.04    $   9.67    $   6.84    $   8.52   $  9.99
-------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 45 number of units outstanding (000's)       3,046       3,156       2,863       1,550        58
-------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 49 number of units outstanding (000's)       4,997       5,343       5,392       4,418       609
-------------------------------------------------------------------------------------------------------------------------
 EQ/MID CAP VALUE PLUS
-------------------------------------------------------------------------------------------------------------------------
  Unit value                                                     $  14.18    $  12.22    $   9.32    $  11.09   $ 10.84
-------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 45 number of units outstanding (000's)       4,357       4,738       5,068       2,457        70
-------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 49 number of units outstanding (000's)       3,574       3,783       4,067       3,015       198
-------------------------------------------------------------------------------------------------------------------------


                                                                             31

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                           www.axa-equitable.com/green



UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2009.




-------------------------------------------------------------------------------------------------------------------------
                                                                            FOR THE YEARS ENDING DECEMBER 31,
                                                              -----------------------------------------------------------
                                                                    2009        2008        2007        2006       2005
-------------------------------------------------------------------------------------------------------------------------
 EQ/MONEY MARKET
-------------------------------------------------------------------------------------------------------------------------
  Unit value                                                     $  28.48    $  28.93     $ 28.78     $ 27.92    $ 27.14
-------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 45 number of units outstanding (000's)         807       1,454       1,294       1,184      1,196
-------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 49 number of units outstanding (000's)       3,955       5,634       3,506       2,933      1,954
-------------------------------------------------------------------------------------------------------------------------
 EQ/MONTAG & CALDWELL GROWTH
-------------------------------------------------------------------------------------------------------------------------
  Unit value                                                     $   4.85    $   3.79     $  5.74     $  4.83    $  4.54
-------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 45 number of units outstanding (000's)         577         607         124          62         58
-------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 49 number of units outstanding (000's)       6,055       5,847       1,806         155         14
-------------------------------------------------------------------------------------------------------------------------
 EQ/MUTUAL LARGE CAP EQUITY
-------------------------------------------------------------------------------------------------------------------------
  Unit value                                                     $   8.04    $   6.53     $ 10.71     $ 10.70         --
-------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 45 number of units outstanding (000's)         125         170         194          47         --
-------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 49 number of units outstanding (000's)       3,613       3,890       3,519         623         --
-------------------------------------------------------------------------------------------------------------------------
 EQ/OPPENHEIMER GLOBAL
-------------------------------------------------------------------------------------------------------------------------
  Unit value                                                     $   9.18    $   6.73     $ 11.54     $ 11.09         --
-------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 45 number of units outstanding (000's)          95          59          58          17         --
-------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 49 number of units outstanding (000's)       3,094       2,347       1,565         227         --
-------------------------------------------------------------------------------------------------------------------------
 EQ/PIMCO ULTRA SHORT BOND
-------------------------------------------------------------------------------------------------------------------------
  Unit value                                                     $  10.81    $  10.17     $ 10.76     $  9.81    $  9.92
-------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 45 number of units outstanding (000's)       1,362       1,103         493         337        248
-------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 49 number of units outstanding (000's)      17,971      11,794       3,625       1,202        300
-------------------------------------------------------------------------------------------------------------------------
 EQ/QUALITY BOND PLUS
-------------------------------------------------------------------------------------------------------------------------
  Unit value                                                     $  15.77    $  15.10     $ 16.41     $ 15.95    $ 15.60
-------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 45 number of units outstanding (000's)         392         279         352         389        490
-------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 49 number of units outstanding (000's)       3,756       1,534       1,355         630        455
-------------------------------------------------------------------------------------------------------------------------
 EQ/SMALL COMPANY INDEX
-------------------------------------------------------------------------------------------------------------------------
  Unit value                                                     $  13.10    $  10.55     $ 16.27     $ 16.83    $ 14.52
-------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 45 number of units outstanding (000's)         435         461         571         681        710
-------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 49 number of units outstanding (000's)       4,503       2,777       2,196       1,231        854
-------------------------------------------------------------------------------------------------------------------------
 EQ/T.ROWE PRICE GROWTH STOCK
-------------------------------------------------------------------------------------------------------------------------
  Unit value                                                     $  13.41    $   9.55     $ 16.79     $ 15.90    $ 16.83
-------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 45 number of units outstanding (000's)         405         410         471          27         41
-------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 49 number of units outstanding (000's)       3,402       2,310       2,146          71         15
-------------------------------------------------------------------------------------------------------------------------
 EQ/TEMPLETON GLOBAL EQUITY
-------------------------------------------------------------------------------------------------------------------------
  Unit value                                                     $   8.06    $   6.29     $ 10.80     $ 10.75         --
-------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 45 number of units outstanding (000's)         100          87         124          39         --
-------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 49 number of units outstanding (000's)       3,207       3,287       2,998         531         --
-------------------------------------------------------------------------------------------------------------------------
 EQ/UBS GROWTH AND INCOME
-------------------------------------------------------------------------------------------------------------------------
  Unit value                                                     $   4.71    $   3.62     $  6.12     $  6.15    $  5.47
-------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 45 number of units outstanding (000's)         103         116         141         158        107
-------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 49 number of units outstanding (000's)       2,496       2,130       1,796         424        102
-------------------------------------------------------------------------------------------------------------------------
 EQ/VAN KAMPEN COMSTOCK
-------------------------------------------------------------------------------------------------------------------------
  Unit value                                                     $   8.95    $   7.08     $ 11.41     $ 11.88    $ 10.41
-------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 45 number of units outstanding (000's)          98         107         123         142         85
-------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 49 number of units outstanding (000's)       2,153       2,035       1,990         900        131
-------------------------------------------------------------------------------------------------------------------------
 EQ/VAN KAMPEN MID CAP GROWTH
-------------------------------------------------------------------------------------------------------------------------
  Unit value                                                     $  12.84    $   8.31     $ 16.02     $ 13.29    $ 12.36
-------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 45 number of units outstanding (000's)         354         213         145          44         35
-------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 49 number of units outstanding (000's)       5,105       3,782       2,291         361         40
-------------------------------------------------------------------------------------------------------------------------
 MULTIMANAGER AGGRESSIVE EQUITY
-------------------------------------------------------------------------------------------------------------------------
  Unit value                                                     $  44.47    $  32.90     $ 62.68     $ 57.17    $ 55.24
-------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 45 number of units outstanding (000's)          92          39          49          62         76
-------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 49 number of units outstanding (000's)         764         210         180         171        172
-------------------------------------------------------------------------------------------------------------------------


-------------------------------------------------------------------------------------------------------------------------
                                                                             FOR THE YEARS ENDING DECEMBER 31,
                                                              -----------------------------------------------------------
                                                                    2004        2003        2002        2001       2000
-------------------------------------------------------------------------------------------------------------------------
 EQ/MONEY MARKET
-------------------------------------------------------------------------------------------------------------------------
  Unit value                                                      $ 26.87     $ 27.08     $ 27.35     $ 27.44    $ 26.91
-------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 45 number of units outstanding (000's)       1,317       1,572       2,248       2,060        571
-------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 49 number of units outstanding (000's)       2,306       3,186       4,967       4,110        826
-------------------------------------------------------------------------------------------------------------------------
 EQ/MONTAG & CALDWELL GROWTH
-------------------------------------------------------------------------------------------------------------------------
  Unit value                                                      $  4.38          --          --          --         --
-------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 45 number of units outstanding (000's)           3          --          --          --         --
-------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 49 number of units outstanding (000's)           6          --          --          --         --
-------------------------------------------------------------------------------------------------------------------------
 EQ/MUTUAL LARGE CAP EQUITY
-------------------------------------------------------------------------------------------------------------------------
  Unit value                                                           --          --          --          --         --
-------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 45 number of units outstanding (000's)          --          --          --          --         --
-------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 49 number of units outstanding (000's)          --          --          --          --         --
-------------------------------------------------------------------------------------------------------------------------
 EQ/OPPENHEIMER GLOBAL
-------------------------------------------------------------------------------------------------------------------------
  Unit value                                                           --          --          --          --         --
-------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 45 number of units outstanding (000's)          --          --          --          --         --
-------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 49 number of units outstanding (000's)          --          --          --          --         --
-------------------------------------------------------------------------------------------------------------------------
 EQ/PIMCO ULTRA SHORT BOND
-------------------------------------------------------------------------------------------------------------------------
  Unit value                                                           --          --          --          --         --
-------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 45 number of units outstanding (000's)          --          --          --          --         --
-------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 49 number of units outstanding (000's)          --          --          --          --         --
-------------------------------------------------------------------------------------------------------------------------
 EQ/QUALITY BOND PLUS
-------------------------------------------------------------------------------------------------------------------------
  Unit value                                                      $ 15.54     $ 15.21     $ 14.92          --         --
-------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 45 number of units outstanding (000's)         489         495         429          --         --
-------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 49 number of units outstanding (000's)         480         519         474          --         --
-------------------------------------------------------------------------------------------------------------------------
 EQ/SMALL COMPANY INDEX
-------------------------------------------------------------------------------------------------------------------------
  Unit value                                                      $ 14.15     $ 12.21     $  8.50     $ 10.92    $ 10.87
-------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 45 number of units outstanding (000's)         783         789         660         361        106
-------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 49 number of units outstanding (000's)       1,001       1,152         974         825        270
-------------------------------------------------------------------------------------------------------------------------
 EQ/T.ROWE PRICE GROWTH STOCK
-------------------------------------------------------------------------------------------------------------------------
  Unit value                                                      $ 16.44          --          --          --         --
-------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 45 number of units outstanding (000's)           9          --          --          --         --
-------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 49 number of units outstanding (000's)          --          --          --          --         --
-------------------------------------------------------------------------------------------------------------------------
 EQ/TEMPLETON GLOBAL EQUITY
-------------------------------------------------------------------------------------------------------------------------
  Unit value                                                           --          --          --          --         --
-------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 45 number of units outstanding (000's)          --          --          --          --         --
-------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 49 number of units outstanding (000's)          --          --          --          --         --
-------------------------------------------------------------------------------------------------------------------------
 EQ/UBS GROWTH AND INCOME
-------------------------------------------------------------------------------------------------------------------------
  Unit value                                                      $  5.10          --          --          --         --
-------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 45 number of units outstanding (000's)          --          --          --          --         --
-------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 49 number of units outstanding (000's)           6          --          --          --         --
-------------------------------------------------------------------------------------------------------------------------
 EQ/VAN KAMPEN COMSTOCK
-------------------------------------------------------------------------------------------------------------------------
  Unit value                                                           --          --          --          --         --
-------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 45 number of units outstanding (000's)          --          --          --          --         --
-------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 49 number of units outstanding (000's)          --          --          --          --         --
-------------------------------------------------------------------------------------------------------------------------
 EQ/VAN KAMPEN MID CAP GROWTH
-------------------------------------------------------------------------------------------------------------------------
  Unit value                                                           --          --          --          --         --
-------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 45 number of units outstanding (000's)          --          --          --          --         --
-------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 49 number of units outstanding (000's)          --          --          --          --         --
-------------------------------------------------------------------------------------------------------------------------
 MULTIMANAGER AGGRESSIVE EQUITY
-------------------------------------------------------------------------------------------------------------------------
  Unit value                                                      $ 51.85     $ 46.99     $ 34.70     $ 49.56    $ 67.28
-------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 45 number of units outstanding (000's)          88          99         102         118         36
-------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 49 number of units outstanding (000's)         181         211         241         249        106
-------------------------------------------------------------------------------------------------------------------------

    To receive this document electronically, sign up for e-delivery today at
                           www.axa-equitable.com/green



UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2009.




-------------------------------------------------------------------------------------------------------------------------
                                                                             FOR THE YEARS ENDING DECEMBER 31,
                                                              -----------------------------------------------------------
                                                                    2009        2008        2007        2006       2005
-------------------------------------------------------------------------------------------------------------------------
 MULTIMANAGER CORE BOND
-------------------------------------------------------------------------------------------------------------------------
  Unit value                                                      $ 12.81     $ 12.02     $ 11.91     $ 11.39    $ 11.14
-------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 45 number of units outstanding (000's)         916         966       1,145       1,341      1,555
-------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 49 number of units outstanding (000's)       7,487       3,422       2,253       1,474      1,199
-------------------------------------------------------------------------------------------------------------------------
 MULTIMANAGER INTERNATIONAL EQUITY
-------------------------------------------------------------------------------------------------------------------------
  Unit value                                                      $ 12.33     $  9.64     $ 18.56     $ 16.77    $ 13.59
-------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 45 number of units outstanding (000's)         365         417         488         569        462
-------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 49 number of units outstanding (000's)       4,312       3,649       2,753       1,168        480
-------------------------------------------------------------------------------------------------------------------------
 MULTIMANAGER LARGE CAP CORE EQUITY
-------------------------------------------------------------------------------------------------------------------------
  Unit value                                                      $  9.80     $  7.51     $ 12.62     $ 12.21    $ 10.92
-------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 45 number of units outstanding (000's)         191         192         251         302        332
-------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 49 number of units outstanding (000's)       1,086         981         750         346        269
-------------------------------------------------------------------------------------------------------------------------
 MULTIMANAGER LARGE CAP GROWTH
-------------------------------------------------------------------------------------------------------------------------
  Unit value                                                      $  7.55     $  5.62     $ 10.45     $  9.54    $  9.68
-------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 45 number of units outstanding (000's)         270         314         368         512        600
-------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 49 number of units outstanding (000's)       1,893       1,942       1,621         999        613
-------------------------------------------------------------------------------------------------------------------------
 MULTIMANAGER LARGE CAP VALUE
-------------------------------------------------------------------------------------------------------------------------
  Unit value                                                      $ 10.80     $  8.93     $ 14.50     $ 14.21    $ 12.10
-------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 45 number of units outstanding (000's)         391         462         510         606        636
-------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 49 number of units outstanding (000's)       3,315       3,416       2,431       1,285        919
-------------------------------------------------------------------------------------------------------------------------
 MULTIMANAGER MID CAP GROWTH
-------------------------------------------------------------------------------------------------------------------------
  Unit value                                                      $  9.24     $  6.62     $ 11.92     $ 10.82    $ 10.03
-------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 45 number of units outstanding (000's)         445         535         685         807        975
-------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 49 number of units outstanding (000's)       2,357       1,770       1,398         884        663
-------------------------------------------------------------------------------------------------------------------------
 MULTIMANAGER MID CAP VALUE
-------------------------------------------------------------------------------------------------------------------------
  Unit value                                                      $ 12.17     $  8.56     $ 13.58     $ 13.78    $ 12.20
-------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 45 number of units outstanding (000's)         395         451         510         656        774
-------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 49 number of units outstanding (000's)       2,667       1,982       1,394         838        550
-------------------------------------------------------------------------------------------------------------------------
 MULTIMANAGER MULTI-SECTOR BOND
-------------------------------------------------------------------------------------------------------------------------
  Unit value                                                      $ 25.75     $ 23.85     $ 31.67     $ 31.19    $ 28.82
-------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 45 number of units outstanding (000's)         465         536         755         896      1,045
-------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 49 number of units outstanding (000's)       1,890       1,874       2,103       1,654      1,626
-------------------------------------------------------------------------------------------------------------------------
 MULTIMANAGER SMALL CAP GROWTH
-------------------------------------------------------------------------------------------------------------------------
  Unit value                                                      $  6.66     $  5.03     $  8.83     $  8.65    $  7.97
-------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 45 number of units outstanding (000's)         253         240         362         218        117
-------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 49 number of units outstanding (000's)       4,460       3,484       2,924         627        195
-------------------------------------------------------------------------------------------------------------------------
 MULTIMANAGER SMALL CAP VALUE
-------------------------------------------------------------------------------------------------------------------------
  Unit value                                                      $ 13.05     $ 10.48     $ 17.14     $ 19.31    $ 16.89
-------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 45 number of units outstanding (000's)         285         326         512         683        796
-------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 49 number of units outstanding (000's)       1,909       1,879       2,209       2,465      2,629
-------------------------------------------------------------------------------------------------------------------------
 MULTIMANAGER TECHNOLOGY
-------------------------------------------------------------------------------------------------------------------------
  Unit value                                                      $  9.92     $  6.36     $ 12.21     $ 10.49    $  9.93
-------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 45 number of units outstanding (000's)       1,106       1,152       1,391       1,590      1,869
-------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 49 number of units outstanding (000's)       5,240       4,243       3,629       2,459      2,792
-------------------------------------------------------------------------------------------------------------------------


-------------------------------------------------------------------------------------------------------------------------
                                                                             FOR THE YEARS ENDING DECEMBER 31,
                                                              -----------------------------------------------------------
                                                                    2004        2003        2002        2001       2000
-------------------------------------------------------------------------------------------------------------------------
 MULTIMANAGER CORE BOND
-------------------------------------------------------------------------------------------------------------------------
  Unit value                                                      $ 11.13     $ 10.88     $ 10.65          --         --
-------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 45 number of units outstanding (000's)       1,721       1,778       1,483          --         --
-------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 49 number of units outstanding (000's)       1,470       1,625       1,594          --         --
-------------------------------------------------------------------------------------------------------------------------
 MULTIMANAGER INTERNATIONAL EQUITY
-------------------------------------------------------------------------------------------------------------------------
  Unit value                                                      $ 11.96     $ 10.30     $  7.79          --         --
-------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 45 number of units outstanding (000's)         473         456         346          --         --
-------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 49 number of units outstanding (000's)         411         323         108          --         --
-------------------------------------------------------------------------------------------------------------------------
 MULTIMANAGER LARGE CAP CORE EQUITY
-------------------------------------------------------------------------------------------------------------------------
  Unit value                                                      $ 10.39     $  9.62     $  7.63          --         --
-------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 45 number of units outstanding (000's)         382         403         338          --         --
-------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 49 number of units outstanding (000's)         397         296         201          --         --
-------------------------------------------------------------------------------------------------------------------------
 MULTIMANAGER LARGE CAP GROWTH
-------------------------------------------------------------------------------------------------------------------------
  Unit value                                                      $  9.15     $  8.71     $  6.77          --         --
-------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 45 number of units outstanding (000's)         712         701         571          --         --
-------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 49 number of units outstanding (000's)         930         759         424          --         --
-------------------------------------------------------------------------------------------------------------------------
 MULTIMANAGER LARGE CAP VALUE
-------------------------------------------------------------------------------------------------------------------------
  Unit value                                                      $ 11.47     $ 10.18     $  7.89          --         --
-------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 45 number of units outstanding (000's)         613         560         565          --         --
-------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 49 number of units outstanding (000's)         809         635         503          --         --
-------------------------------------------------------------------------------------------------------------------------
 MULTIMANAGER MID CAP GROWTH
-------------------------------------------------------------------------------------------------------------------------
  Unit value                                                      $  9.40     $  8.54     $  6.19          --         --
-------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 45 number of units outstanding (000's)       1,099       1,103         768          --         --
-------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 49 number of units outstanding (000's)         773         720         427          --         --
-------------------------------------------------------------------------------------------------------------------------
 MULTIMANAGER MID CAP VALUE
-------------------------------------------------------------------------------------------------------------------------
  Unit value                                                      $ 11.54     $ 10.18     $  7.35          --         --
-------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 45 number of units outstanding (000's)         995         827         678          --         --
-------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 49 number of units outstanding (000's)         720         545         364          --         --
-------------------------------------------------------------------------------------------------------------------------
 MULTIMANAGER MULTI-SECTOR BOND
-------------------------------------------------------------------------------------------------------------------------
  Unit value                                                      $ 28.41     $ 26.55     $ 22.00     $ 23.03    $ 23.23
-------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 45 number of units outstanding (000's)       1,146       1,144       1,013         696        145
-------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 49 number of units outstanding (000's)       1,924       2,218       1,906       1,632        432
-------------------------------------------------------------------------------------------------------------------------
 MULTIMANAGER SMALL CAP GROWTH
-------------------------------------------------------------------------------------------------------------------------
  Unit value                                                      $  7.53          --          --          --         --
-------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 45 number of units outstanding (000's)          30          --          --          --         --
-------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 49 number of units outstanding (000's)          11          --          --          --         --
-------------------------------------------------------------------------------------------------------------------------
 MULTIMANAGER SMALL CAP VALUE
-------------------------------------------------------------------------------------------------------------------------
  Unit value                                                      $ 16.39     $ 14.22     $ 10.51     $ 12.39    $ 10.69
-------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 45 number of units outstanding (000's)         837         707         482          --         --
-------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 49 number of units outstanding (000's)       3,013       3,182       3,460       2,447        588
-------------------------------------------------------------------------------------------------------------------------
 MULTIMANAGER TECHNOLOGY
-------------------------------------------------------------------------------------------------------------------------
  Unit value                                                      $  9.07     $  8.77     $  5.65          --         --
-------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 45 number of units outstanding (000's)       2,185         284         150          --         --
-------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 49 number of units outstanding (000's)       3,478         278         386          --         --
-------------------------------------------------------------------------------------------------------------------------

    To receive this document electronically, sign up for e-delivery today at
                           www.axa-equitable.com/green

The unit values and number of units outstanding shown below are for contracts offered under Separate Account No. 45 and Separate Account No. 49 with the same daily asset charges of 1.60%.



UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2009.




-------------------------------------------------------------------------------------------------------------------------
                                                                             FOR THE YEARS ENDING DECEMBER 31,
                                                              -----------------------------------------------------------
                                                                    2009        2008       2007        2006        2005
-------------------------------------------------------------------------------------------------------------------------
 AXA AGGRESSIVE ALLOCATION
-------------------------------------------------------------------------------------------------------------------------
  Unit value                                                      $ 10.23    $  8.17    $  13.65    $  13.07     $ 11.26
-------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 45 number of units outstanding (000's)         148        121         152         189          92
-------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 49 number of units outstanding (000's)       2,633      2,922       3,517       3,308       1,298
-------------------------------------------------------------------------------------------------------------------------
 AXA CONSERVATIVE ALLOCATION
-------------------------------------------------------------------------------------------------------------------------
  Unit value                                                      $ 10.67    $  9.88    $  11.28    $  10.84     $ 10.35
-------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 45 number of units outstanding (000's)         432        440         256         190         168
-------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 49 number of units outstanding (000's)       3,583      3,454       1,731       1,508       1,073
-------------------------------------------------------------------------------------------------------------------------
 AXA CONSERVATIVE-PLUS ALLOCATION
-------------------------------------------------------------------------------------------------------------------------
  Unit value                                                      $ 10.45    $  9.28    $  11.71    $  11.28     $ 10.54
-------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 45 number of units outstanding (000's)         795        681         594         462         397
-------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 49 number of units outstanding (000's)       2,907      2,852       1,825       1,741       1,299
-------------------------------------------------------------------------------------------------------------------------
 AXA MODERATE ALLOCATION
-------------------------------------------------------------------------------------------------------------------------
  Unit value                                                      $ 42.24    $ 36.68    $  49.36    $  47.21     $ 43.48
-------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 45 number of units outstanding (000's)         868        963       1,073       1,195       1,301
-------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 49 number of units outstanding (000's)       3,090      2,966       3,439       3,955       4,167
-------------------------------------------------------------------------------------------------------------------------
 AXA MODERATE-PLUS ALLOCATION
-------------------------------------------------------------------------------------------------------------------------
  Unit value                                                      $ 10.58    $  8.82    $  13.14    $  12.55     $ 11.14
-------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 45 number of units outstanding (000's)       1,415      1,558       1,599       1,043         408
-------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 49 number of units outstanding (000's)       8,360      8,765      10,293      11,247       7,926
-------------------------------------------------------------------------------------------------------------------------
 EQ/ALLIANCEBERNSTEIN INTERNATIONAL
-------------------------------------------------------------------------------------------------------------------------
  Unit value                                                      $ 11.92    $  9.53    $  19.66    $  17.88     $ 14.71
-------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 45 number of units outstanding (000's)         981      1,144       1,393       1,534       1,664
-------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 49 number of units outstanding (000's)       2,139      2,496       3,456       4,168       4,498
-------------------------------------------------------------------------------------------------------------------------
 EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH
-------------------------------------------------------------------------------------------------------------------------
  Unit value                                                      $ 14.80    $ 11.09    $  20.36    $  17.73     $ 16.53
-------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 45 number of units outstanding (000's)         496        604         718         908       1,100
-------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 49 number of units outstanding (000's)       1,585      1,882       2,356       3,069       3,839
-------------------------------------------------------------------------------------------------------------------------
 EQ/AXA FRANKLIN SMALL CAP VALUE CORE
-------------------------------------------------------------------------------------------------------------------------
  Unit value                                                      $  8.04    $  6.37    $   9.72    $  10.81          --
-------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 45 number of units outstanding (000's)          22         73          29           7          --
-------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 49 number of units outstanding (000's)         145        250          73          51          --
-------------------------------------------------------------------------------------------------------------------------
 EQ/BLACKROCK BASIC VALUE EQUITY
-------------------------------------------------------------------------------------------------------------------------
  Unit value                                                      $ 18.80    $ 14.66    $  23.49    $  23.60     $ 19.83
-------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 45 number of units outstanding (000's)         546        627         774         917       1,046
-------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 49 number of units outstanding (000's)       2,050      2,175       2,711       3,644       4,227
-------------------------------------------------------------------------------------------------------------------------
 EQ/BLACKROCK INTERNATIONAL VALUE
-------------------------------------------------------------------------------------------------------------------------
  Unit value                                                      $ 17.42    $ 13.59    $  24.23    $  22.35     $ 18.07
-------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 45 number of units outstanding (000's)         260        313         437         514         514
-------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 49 number of units outstanding (000's)       2,216      2,472       3,272       4,311       4,992
-------------------------------------------------------------------------------------------------------------------------
 EQ/BOSTON ADVISORS EQUITY INCOME
-------------------------------------------------------------------------------------------------------------------------
  Unit value                                                      $  4.95    $  4.51    $   6.78    $   6.64     $  5.82
-------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 45 number of units outstanding (000's)         244        319         306         421         387
-------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 49 number of units outstanding (000's)         481        613         684         907       1,277
-------------------------------------------------------------------------------------------------------------------------
 EQ/CALVERT SOCIALLY RESPONSIBLE
-------------------------------------------------------------------------------------------------------------------------
  Unit value                                                      $  6.80    $  5.28    $   9.79    $   8.87     $  8.57
-------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 45 number of units outstanding (000's)           8          9           8          10          10
-------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 49 number of units outstanding (000's)         187        206         250         367         468
-------------------------------------------------------------------------------------------------------------------------
 EQ/CAPITAL GUARDIAN GROWTH
-------------------------------------------------------------------------------------------------------------------------
  Unit value                                                      $ 10.22    $  7.79    $  13.28    $  12.80     $ 12.11
-------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 45 number of units outstanding (000's)         105        109         145         134          45
-------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 49 number of units outstanding (000's)       1,536      1,689       2,030       2,547       2,581
-------------------------------------------------------------------------------------------------------------------------


-------------------------------------------------------------------------------------------------------------------------
                                                                             FOR THE YEARS ENDING DECEMBER 31,
                                                              -----------------------------------------------------------
                                                                    2004        2003        2002        2001        2000
-------------------------------------------------------------------------------------------------------------------------
 AXA AGGRESSIVE ALLOCATION
-------------------------------------------------------------------------------------------------------------------------
  Unit value                                                      $ 10.59          --          --          --          --
-------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 45 number of units outstanding (000's)          24          --          --          --          --
-------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 49 number of units outstanding (000's)         726          --          --          --          --
-------------------------------------------------------------------------------------------------------------------------
 AXA CONSERVATIVE ALLOCATION
-------------------------------------------------------------------------------------------------------------------------
  Unit value                                                      $ 10.27          --          --          --          --
-------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 45 number of units outstanding (000's)          63          --          --          --          --
-------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 49 number of units outstanding (000's)         686          --          --          --          --
-------------------------------------------------------------------------------------------------------------------------
 AXA CONSERVATIVE-PLUS ALLOCATION
-------------------------------------------------------------------------------------------------------------------------
  Unit value                                                      $ 10.37          --          --          --          --
-------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 45 number of units outstanding (000's)         279          --          --          --          --
-------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 49 number of units outstanding (000's)         787          --          --          --          --
-------------------------------------------------------------------------------------------------------------------------
 AXA MODERATE ALLOCATION
-------------------------------------------------------------------------------------------------------------------------
  Unit value                                                      $ 42.17     $ 39.41     $ 33.62     $ 39.15          --
-------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 45 number of units outstanding (000's)       1,400       1,489       1,564       1,005          --
-------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 49 number of units outstanding (000's)       3,907       2,733         598          97          --
-------------------------------------------------------------------------------------------------------------------------
 AXA MODERATE-PLUS ALLOCATION
-------------------------------------------------------------------------------------------------------------------------
  Unit value                                                      $ 10.61          --          --          --          --
-------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 45 number of units outstanding (000's)         180          --          --          --          --
-------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 49 number of units outstanding (000's)       3,664          --          --          --          --
-------------------------------------------------------------------------------------------------------------------------
 EQ/ALLIANCEBERNSTEIN INTERNATIONAL
-------------------------------------------------------------------------------------------------------------------------
  Unit value                                                      $ 12.97     $ 11.15     $  8.38     $  9.48     $ 12.56
-------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 45 number of units outstanding (000's)       1,745       1,928       1,910         404         302
-------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 49 number of units outstanding (000's)       4,337       4,026         604          --          --
-------------------------------------------------------------------------------------------------------------------------
 EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH
-------------------------------------------------------------------------------------------------------------------------
  Unit value                                                      $ 15.07     $ 13.43     $  9.69     $ 14.11     $ 16.53
-------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 45 number of units outstanding (000's)       1,230       1,362       1,384       1,276         718
-------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 49 number of units outstanding (000's)       4,346       4,534       3,377       3,423       3,189
-------------------------------------------------------------------------------------------------------------------------
 EQ/AXA FRANKLIN SMALL CAP VALUE CORE
-------------------------------------------------------------------------------------------------------------------------
  Unit value                                                           --          --          --          --          --
-------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 45 number of units outstanding (000's)          --          --          --          --          --
-------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 49 number of units outstanding (000's)          --          --          --          --          --
-------------------------------------------------------------------------------------------------------------------------
 EQ/BLACKROCK BASIC VALUE EQUITY
-------------------------------------------------------------------------------------------------------------------------
  Unit value                                                      $ 19.58     $ 17.99     $ 13.94     $ 17.00     $ 16.37
-------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 45 number of units outstanding (000's)       1,213       1,296       1,419       1,305         431
-------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 49 number of units outstanding (000's)       4,909       4,335       2,235       1,559       1,079
-------------------------------------------------------------------------------------------------------------------------
 EQ/BLACKROCK INTERNATIONAL VALUE
-------------------------------------------------------------------------------------------------------------------------
  Unit value                                                      $ 16.57     $ 13.84     $ 10.98     $ 13.39     $ 17.34
-------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 45 number of units outstanding (000's)         468         487         498          --          --
-------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 49 number of units outstanding (000's)       5,077       5,316       3,555       3,126       2,033
-------------------------------------------------------------------------------------------------------------------------
 EQ/BOSTON ADVISORS EQUITY INCOME
-------------------------------------------------------------------------------------------------------------------------
  Unit value                                                      $  5.57          --          --          --          --
-------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 45 number of units outstanding (000's)          56          --          --          --          --
-------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 49 number of units outstanding (000's)         370          --          --          --          --
-------------------------------------------------------------------------------------------------------------------------
 EQ/CALVERT SOCIALLY RESPONSIBLE
-------------------------------------------------------------------------------------------------------------------------
  Unit value                                                      $  8.01     $  7.86     $  6.24     $  8.62          --
-------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 45 number of units outstanding (000's)          11          25          38           6          --
-------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 49 number of units outstanding (000's)         498         478         128          13          --
-------------------------------------------------------------------------------------------------------------------------
 EQ/CAPITAL GUARDIAN GROWTH
-------------------------------------------------------------------------------------------------------------------------
  Unit value                                                      $ 11.71     $ 11.27     $  9.24     $ 12.75     $ 17.16
-------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 45 number of units outstanding (000's)          29          39          16          --          --
-------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 49 number of units outstanding (000's)       2,715       2,971       2,171       2,221       1,658
-------------------------------------------------------------------------------------------------------------------------

    To receive this document electronically, sign up for e-delivery today at
                           www.axa-equitable.com/green



UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2009.




-------------------------------------------------------------------------------------------------------------------------
                                                                             FOR THE YEARS ENDING DECEMBER 31,
                                                              -----------------------------------------------------------
                                                                    2009       2008       2007        2006        2005
-------------------------------------------------------------------------------------------------------------------------
 EQ/CAPITAL GUARDIAN RESEARCH
-------------------------------------------------------------------------------------------------------------------------
  Unit value                                                    $   9.85   $   7.61    $  12.83    $  12.82    $  11.63
-------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 45 number of units outstanding (000's)        524        659         910         654         775
-------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 49 number of units outstanding (000's)     11,353     13,273      16,294       9,568      11,228
-------------------------------------------------------------------------------------------------------------------------
 EQ/COMMON STOCK INDEX
-------------------------------------------------------------------------------------------------------------------------
  Unit value                                                    $ 175.62   $ 139.08    $ 251.49    $ 247.00    $ 226.77
-------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 45 number of units outstanding (000's)        108        127         159         200         244
-------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 49 number of units outstanding (000's)        270        308         377         490         586
-------------------------------------------------------------------------------------------------------------------------
 EQ/CORE BOND INDEX
-------------------------------------------------------------------------------------------------------------------------
  Unit value                                                    $  12.87   $  12.73    $  14.21    $  14.01    $  13.68
-------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 45 number of units outstanding (000's)        600        577         869         924         943
-------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 49 number of units outstanding (000's)      6,863      7,829      10,140      12,428      14,021
-------------------------------------------------------------------------------------------------------------------------
 EQ/DAVIS NEW YORK VENTURE
-------------------------------------------------------------------------------------------------------------------------
  Unit value                                                    $   8.64   $   6.62    $  11.06    $  10.84          --
-------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 45 number of units outstanding (000's)         63         75          99          33          --
-------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 49 number of units outstanding (000's)        803        780         634         332          --
-------------------------------------------------------------------------------------------------------------------------
 EQ/EQUITY 500 INDEX
-------------------------------------------------------------------------------------------------------------------------
  Unit value                                                    $  22.89   $  18.48    $  29.96    $  29.01    $  25.62
-------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 45 number of units outstanding (000's)        408        453         582         723         864
-------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 49 number of units outstanding (000's)      4,502      5,011       6,391       8,474      10,127
-------------------------------------------------------------------------------------------------------------------------
 EQ/EQUITY GROWTH PLUS
-------------------------------------------------------------------------------------------------------------------------
  Unit value                                                    $  13.44   $  10.69    $  18.20    $  16.22    $  15.07
-------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 45 number of units outstanding (000's)        438        569         676         745         712
-------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 49 number of units outstanding (000's)      4,931      5,954       7,491      10,192      11,276
-------------------------------------------------------------------------------------------------------------------------
 EQ/EVERGREEN OMEGA
-------------------------------------------------------------------------------------------------------------------------
  Unit value                                                    $   9.42   $   6.82    $   9.58    $   8.74    $   8.39
-------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 45 number of units outstanding (000's)        179        147         174         157         190
-------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 49 number of units outstanding (000's)      1,281      1,192       1,455       1,731       2,184
-------------------------------------------------------------------------------------------------------------------------
 EQ/FRANKLIN CORE BALANCED
-------------------------------------------------------------------------------------------------------------------------
  Unit value                                                    $   9.02   $   7.02    $  10.46    $  10.42          --
-------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 45 number of units outstanding (000's)        309        388         447         120          --
-------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 49 number of units outstanding (000's)      1,591      1,489       2,051         730          --
-------------------------------------------------------------------------------------------------------------------------
 EQ/FRANKLIN TEMPLETON ALLOCATION
-------------------------------------------------------------------------------------------------------------------------
  Unit value                                                    $   7.46   $   5.90    $   9.50          --          --
-------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 45 number of units outstanding (000's)        124        122          61          --          --
-------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 49 number of units outstanding (000's)      1,076      1,164       1,153          --          --
-------------------------------------------------------------------------------------------------------------------------
 EQ/GAMCO MERGERS AND ACQUISITIONS
-------------------------------------------------------------------------------------------------------------------------
  Unit value                                                    $  11.47   $   9.99    $  11.78    $  11.58    $  10.49
-------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 45 number of units outstanding (000's)         83         67          64          44          19
-------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 49 number of units outstanding (000's)        175        171         230         268         107
-------------------------------------------------------------------------------------------------------------------------
 EQ/GAMCO SMALL COMPANY VALUE
-------------------------------------------------------------------------------------------------------------------------
  Unit value                                                    $  26.80   $  19.26    $  28.22    $  26.24    $  22.44
-------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 45 number of units outstanding (000's)        148        150         151         102          89
-------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 49 number of units outstanding (000's)        352        302         300         291         339
-------------------------------------------------------------------------------------------------------------------------
 EQ/GLOBAL BOND PLUS
-------------------------------------------------------------------------------------------------------------------------
  Unit value                                                    $  11.21   $  11.17    $  10.66    $   9.92    $   9.74
-------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 45 number of units outstanding (000's)        231        316         113          61           4
-------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 49 number of units outstanding (000's)      1,156      1,062         777         471          36
-------------------------------------------------------------------------------------------------------------------------
 EQ/GLOBAL MULTI-SECTOR EQUITY
-------------------------------------------------------------------------------------------------------------------------
  Unit value                                                    $  15.94   $  10.79    $  25.72    $  18.41    $  13.65
-------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 45 number of units outstanding (000's)        641        687         810         929         929
-------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 49 number of units outstanding (000's)      2,334      2,396       3,354       4,518       5,043
-------------------------------------------------------------------------------------------------------------------------


-------------------------------------------------------------------------------------------------------------------------
                                                                             FOR THE YEARS ENDING DECEMBER 31,
                                                              -----------------------------------------------------------
                                                                    2004        2003        2002       2001        2000
-------------------------------------------------------------------------------------------------------------------------
 EQ/CAPITAL GUARDIAN RESEARCH
-------------------------------------------------------------------------------------------------------------------------
  Unit value                                                     $  11.14    $  10.21   $   7.89    $  10.65    $  11.04
-------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 45 number of units outstanding (000's)         867         896        961         166         112
-------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 49 number of units outstanding (000's)      12,694      12,682      9,408       3,151       2,953
-------------------------------------------------------------------------------------------------------------------------
 EQ/COMMON STOCK INDEX
-------------------------------------------------------------------------------------------------------------------------
  Unit value                                                     $ 220.94    $ 196.75   $ 133.70    $ 203.81    $ 232.08
-------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 45 number of units outstanding (000's)         275         301        314         380         310
-------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 49 number of units outstanding (000's)         683         689        581         661         618
-------------------------------------------------------------------------------------------------------------------------
 EQ/CORE BOND INDEX
-------------------------------------------------------------------------------------------------------------------------
  Unit value                                                     $  13.60    $  13.28   $  13.05    $  12.10    $  11.40
-------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 45 number of units outstanding (000's)         748         804        702          --          --
-------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 49 number of units outstanding (000's)      15,208      16,175     13,419      10,537       5,112
-------------------------------------------------------------------------------------------------------------------------
 EQ/DAVIS NEW YORK VENTURE
-------------------------------------------------------------------------------------------------------------------------
  Unit value                                                           --          --         --          --          --
-------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 45 number of units outstanding (000's)          --          --         --          --          --
-------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 49 number of units outstanding (000's)          --          --         --          --          --
-------------------------------------------------------------------------------------------------------------------------
 EQ/EQUITY 500 INDEX
-------------------------------------------------------------------------------------------------------------------------
  Unit value                                                     $  24.94    $  22.99   $  18.28    $  23.93    $  27.69
-------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 45 number of units outstanding (000's)         968       1,030      1,042       1,038         734
-------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 49 number of units outstanding (000's)      11,584      11,512      7,152       6,601       6,057
-------------------------------------------------------------------------------------------------------------------------
 EQ/EQUITY GROWTH PLUS
-------------------------------------------------------------------------------------------------------------------------
  Unit value                                                     $  13.84    $  12.72   $   9.86    $  11.33          --
-------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 45 number of units outstanding (000's)         676         685        427          24          --
-------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 49 number of units outstanding (000's)      11,463      10,296      2,423          78          --
-------------------------------------------------------------------------------------------------------------------------
 EQ/EVERGREEN OMEGA
-------------------------------------------------------------------------------------------------------------------------
  Unit value                                                     $   8.20    $   7.79   $   5.73    $   7.66    $   9.38
-------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 45 number of units outstanding (000's)         242         184        143          90          17
-------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 49 number of units outstanding (000's)       2,500       2,016        424         141          78
-------------------------------------------------------------------------------------------------------------------------
 EQ/FRANKLIN CORE BALANCED
-------------------------------------------------------------------------------------------------------------------------
  Unit value                                                           --          --         --          --          --
-------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 45 number of units outstanding (000's)          --          --         --          --          --
-------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 49 number of units outstanding (000's)          --          --         --          --          --
-------------------------------------------------------------------------------------------------------------------------
 EQ/FRANKLIN TEMPLETON ALLOCATION
-------------------------------------------------------------------------------------------------------------------------
  Unit value                                                           --          --         --          --          --
-------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 45 number of units outstanding (000's)          --          --         --          --          --
-------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 49 number of units outstanding (000's)          --          --         --          --          --
-------------------------------------------------------------------------------------------------------------------------
 EQ/GAMCO MERGERS AND ACQUISITIONS
-------------------------------------------------------------------------------------------------------------------------
  Unit value                                                           --          --         --          --          --
-------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 45 number of units outstanding (000's)          --          --         --          --          --
-------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 49 number of units outstanding (000's)          --          --         --          --          --
-------------------------------------------------------------------------------------------------------------------------
 EQ/GAMCO SMALL COMPANY VALUE
-------------------------------------------------------------------------------------------------------------------------
  Unit value                                                     $  21.86          --         --          --          --
-------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 45 number of units outstanding (000's)          21          --         --          --          --
-------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 49 number of units outstanding (000's)          74          --         --          --          --
-------------------------------------------------------------------------------------------------------------------------
 EQ/GLOBAL BOND PLUS
-------------------------------------------------------------------------------------------------------------------------
  Unit value                                                           --          --         --          --          --
-------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 45 number of units outstanding (000's)          --          --         --          --          --
-------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 49 number of units outstanding (000's)          --          --         --          --          --
-------------------------------------------------------------------------------------------------------------------------
 EQ/GLOBAL MULTI-SECTOR EQUITY
-------------------------------------------------------------------------------------------------------------------------
  Unit value                                                     $  10.45    $   8.58   $   5.59    $   6.04    $   6.47
-------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 45 number of units outstanding (000's)         860         837        857         821         715
-------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 49 number of units outstanding (000's)       4,587       4,232      2,823       3,043       2,958
-------------------------------------------------------------------------------------------------------------------------


                                                                             35

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UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE
INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2009.




-------------------------------------------------------------------------------------------------------------------------
                                                                            FOR THE YEARS ENDING DECEMBER 31,
                                                              -----------------------------------------------------------
                                                                    2009        2008        2007        2006       2005
-------------------------------------------------------------------------------------------------------------------------
 EQ/INTERMEDIATE GOVERNMENT BOND INDEX
-------------------------------------------------------------------------------------------------------------------------
  Unit value                                                      $ 18.76    $  19.51    $  19.14    $  18.20   $  17.94
-------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 45 number of units outstanding (000's)         842       1,090       1,229       1,493      1,833
-------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 49 number of units outstanding (000's)       1,385       1,664       1,956       2,358      2,881
-------------------------------------------------------------------------------------------------------------------------
 EQ/INTERNATIONAL CORE PLUS
-------------------------------------------------------------------------------------------------------------------------
  Unit value                                                      $ 11.67    $   8.76    $  16.15    $  14.24   $  12.14
-------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 45 number of units outstanding (000's)         235         228         212         235        191
-------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 49 number of units outstanding (000's)       5,230       5,817       7,394       9,957     11,032
-------------------------------------------------------------------------------------------------------------------------
 EQ/INTERNATIONAL GROWTH
-------------------------------------------------------------------------------------------------------------------------
  Unit value                                                      $ 12.88    $   9.54    $  16.23    $  14.19   $  11.48
-------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 45 number of units outstanding (000's)         112         110          94          24          3
-------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 49 number of units outstanding (000's)         458         378         409         273         98
-------------------------------------------------------------------------------------------------------------------------
 EQ/JPMORGAN VALUE OPPORTUNITIES
-------------------------------------------------------------------------------------------------------------------------
  Unit value                                                      $ 11.76    $   9.03    $  15.24    $  15.68   $  13.24
-------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 45 number of units outstanding (000's)         154         184         229         281        306
-------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 49 number of units outstanding (000's)       2,244       2,578       3,182       4,115      4,803
-------------------------------------------------------------------------------------------------------------------------
 EQ/LARGE CAP CORE PLUS
-------------------------------------------------------------------------------------------------------------------------
  Unit value                                                      $  8.12    $   6.53    $  10.60    $  10.37   $   9.33
-------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 45 number of units outstanding (000's)         143         183         230         298        328
-------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 49 number of units outstanding (000's)       3,499       4,012       5,022       6,684      7,849
-------------------------------------------------------------------------------------------------------------------------
 EQ/LARGE CAP GROWTH INDEX
-------------------------------------------------------------------------------------------------------------------------
  Unit value                                                      $  6.46    $   4.82    $   7.69    $   6.86   $   7.01
-------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 45 number of units outstanding (000's)       1,275       1,522       1,913       2,322      2,818
-------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 49 number of units outstanding (000's)       6,521       7,705       9,407      11,991     14,352
-------------------------------------------------------------------------------------------------------------------------
 EQ/LARGE CAP GROWTH PLUS
-------------------------------------------------------------------------------------------------------------------------
  Unit value                                                      $ 13.51    $  10.18    $  16.75    $  14.72   $  13.88
-------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 45 number of units outstanding (000's)         453         537         676         791        957
-------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 49 number of units outstanding (000's)       1,897       2,095       2,691       3,075      3,566
-------------------------------------------------------------------------------------------------------------------------
 EQ/LARGE CAP VALUE INDEX
-------------------------------------------------------------------------------------------------------------------------
  Unit value                                                      $  5.17    $   4.41    $  10.35    $  11.18   $  10.63
-------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 45 number of units outstanding (000's)          77          52          73          63          6
-------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 49 number of units outstanding (000's)         341         306         503         784        195
-------------------------------------------------------------------------------------------------------------------------
 EQ/LARGE CAP VALUE PLUS
-------------------------------------------------------------------------------------------------------------------------
  Unit value                                                      $ 10.89    $   9.19    $  16.48    $  17.54   $  14.69
-------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 45 number of units outstanding (000's)       2,371       2,907       3,862       1,465      1,617
-------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 49 number of units outstanding (000's)       9,238      10,639      13,726      13,777     15,585
-------------------------------------------------------------------------------------------------------------------------
 EQ/LORD ABBETT GROWTH AND INCOME
-------------------------------------------------------------------------------------------------------------------------
  Unit value                                                      $  9.01    $   7.76    $  12.42    $  12.20   $  10.58
-------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 45 number of units outstanding (000's)          80          73         116          83         13
-------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 49 number of units outstanding (000's)         235         323         368         502        135
-------------------------------------------------------------------------------------------------------------------------
 EQ/LORD ABBETT LARGE CAP CORE
-------------------------------------------------------------------------------------------------------------------------
  Unit value                                                      $ 10.68    $   8.65    $  12.73    $  11.69   $  10.54
-------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 45 number of units outstanding (000's)          55          48          29          22         21
-------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 49 number of units outstanding (000's)         241         207         161         166        132
-------------------------------------------------------------------------------------------------------------------------
 EQ/MID CAP INDEX
-------------------------------------------------------------------------------------------------------------------------
  Unit value                                                      $  9.00    $   6.71    $  13.45    $  12.66   $  11.53
-------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 45 number of units outstanding (000's)         670         823       1,036       1,207      1,413
-------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 49 number of units outstanding (000's)       4,410       5,117       6,276       8,561     10,309
-------------------------------------------------------------------------------------------------------------------------
 EQ/MID CAP VALUE PLUS
-------------------------------------------------------------------------------------------------------------------------
  Unit value                                                      $ 13.18    $   9.86    $  16.58    $  17.13   $  15.47
-------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 45 number of units outstanding (000's)         776         873       1,135       1,391      1,673
-------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 49 number of units outstanding (000's)       3,462       3,335       4,320       6,178      7,278
-------------------------------------------------------------------------------------------------------------------------


-------------------------------------------------------------------------------------------------------------------------
                                                                             FOR THE YEARS ENDING DECEMBER 31,
                                                              -----------------------------------------------------------
                                                                    2004        2003        2002        2001       2000
-------------------------------------------------------------------------------------------------------------------------
 EQ/INTERMEDIATE GOVERNMENT BOND INDEX
-------------------------------------------------------------------------------------------------------------------------
  Unit value                                                     $  18.01    $  17.95    $  17.86    $  16.72   $  15.75
-------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 45 number of units outstanding (000's)       2,200       2,818       3,868       2,545        486
-------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 49 number of units outstanding (000's)       3,326       3,448       2,501          --         --
-------------------------------------------------------------------------------------------------------------------------
 EQ/INTERNATIONAL CORE PLUS
-------------------------------------------------------------------------------------------------------------------------
  Unit value                                                     $  10.53    $   9.42    $   7.22    $   8.64   $  11.09
-------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 45 number of units outstanding (000's)         193         146          59          --         --
-------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 49 number of units outstanding (000's)      11,933      10,611       5,973       5,697      5,514
-------------------------------------------------------------------------------------------------------------------------
 EQ/INTERNATIONAL GROWTH
-------------------------------------------------------------------------------------------------------------------------
  Unit value                                                           --          --          --          --         --
-------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 45 number of units outstanding (000's)          --          --          --          --         --
-------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 49 number of units outstanding (000's)          --          --          --          --         --
-------------------------------------------------------------------------------------------------------------------------
 EQ/JPMORGAN VALUE OPPORTUNITIES
-------------------------------------------------------------------------------------------------------------------------
  Unit value                                                     $  12.94    $  11.86    $   9.51    $  11.94   $  13.02
-------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 45 number of units outstanding (000's)         338         377         359         287        124
-------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 49 number of units outstanding (000's)       5,325       5,701       4,777       4,156      1,755
-------------------------------------------------------------------------------------------------------------------------
 EQ/LARGE CAP CORE PLUS
-------------------------------------------------------------------------------------------------------------------------
  Unit value                                                     $   8.84    $   8.07    $   6.72    $   8.64   $  10.45
-------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 45 number of units outstanding (000's)         421         474         474         543        359
-------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 49 number of units outstanding (000's)       8,941       9,707       8,237       8,655      7,052
-------------------------------------------------------------------------------------------------------------------------
 EQ/LARGE CAP GROWTH INDEX
-------------------------------------------------------------------------------------------------------------------------
  Unit value                                                     $   6.19    $   5.81    $   4.79    $   7.07   $   9.45
-------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 45 number of units outstanding (000's)       3,283       3,962       4,522       5,608      4,909
-------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 49 number of units outstanding (000's)      15,822      17,115      16,550      18,765     17,412
-------------------------------------------------------------------------------------------------------------------------
 EQ/LARGE CAP GROWTH PLUS
-------------------------------------------------------------------------------------------------------------------------
  Unit value                                                     $  12.94    $  11.68    $   9.18    $  14.20   $  21.88
-------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 45 number of units outstanding (000's)       1,142       1,345       1,556       1,966      1,834
-------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 49 number of units outstanding (000's)       4,258       4,710       4,661       5,707      5,759
-------------------------------------------------------------------------------------------------------------------------
 EQ/LARGE CAP VALUE INDEX
-------------------------------------------------------------------------------------------------------------------------
  Unit value                                                           --          --          --          --         --
-------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 45 number of units outstanding (000's)          --          --          --          --         --
-------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 49 number of units outstanding (000's)          --          --          --          --         --
-------------------------------------------------------------------------------------------------------------------------
 EQ/LARGE CAP VALUE PLUS
-------------------------------------------------------------------------------------------------------------------------
  Unit value                                                     $  14.16    $  12.68    $  10.01    $  11.78   $  11.61
-------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 45 number of units outstanding (000's)       1,814       1,839       1,712       1,138         --
-------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 49 number of units outstanding (000's)      17,155      15,959       8,615       6,000      3,700
-------------------------------------------------------------------------------------------------------------------------
 EQ/LORD ABBETT GROWTH AND INCOME
-------------------------------------------------------------------------------------------------------------------------
  Unit value                                                           --          --          --          --         --
-------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 45 number of units outstanding (000's)          --          --          --          --         --
-------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 49 number of units outstanding (000's)          --          --          --          --         --
-------------------------------------------------------------------------------------------------------------------------
 EQ/LORD ABBETT LARGE CAP CORE
-------------------------------------------------------------------------------------------------------------------------
  Unit value                                                           --          --          --          --         --
-------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 45 number of units outstanding (000's)          --          --          --          --         --
-------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 49 number of units outstanding (000's)          --          --          --          --         --
-------------------------------------------------------------------------------------------------------------------------
 EQ/MID CAP INDEX
-------------------------------------------------------------------------------------------------------------------------
  Unit value                                                     $  11.02    $   9.65    $   6.83    $   8.51   $   9.99
-------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 45 number of units outstanding (000's)       1,558       1,665       1,471         932        126
-------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 49 number of units outstanding (000's)      11,422      10,509       4,322       2,644        617
-------------------------------------------------------------------------------------------------------------------------
 EQ/MID CAP VALUE PLUS
-------------------------------------------------------------------------------------------------------------------------
  Unit value                                                     $  14.13    $  12.18    $   9.29    $  11.07   $  10.82
-------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 45 number of units outstanding (000's)       1,805       2,005       2,145       1,487         87
-------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 49 number of units outstanding (000's)       7,736       7,229       3,714       2,090        251
-------------------------------------------------------------------------------------------------------------------------


36

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                           www.axa-equitable.com/green



UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2009.




-------------------------------------------------------------------------------------------------------------------------
                                                                             FOR THE YEARS ENDING DECEMBER 31,
                                                              -----------------------------------------------------------
                                                                    2009        2008        2007        2006       2005
-------------------------------------------------------------------------------------------------------------------------
 EQ/MONEY MARKET
-------------------------------------------------------------------------------------------------------------------------
  Unit value                                                      $ 28.08     $ 28.54     $ 28.40    $  27.57    $ 26.81
-------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 45 number of units outstanding (000's)         889       1,382       1,201       1,177      1,247
-------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 49 number of units outstanding (000's)       2,814       4,635       3,889       3,996      4,058
-------------------------------------------------------------------------------------------------------------------------
 EQ/MONTAG & CALDWELL GROWTH
-------------------------------------------------------------------------------------------------------------------------
  Unit value                                                      $  4.82     $  3.77     $  5.72    $   4.81    $  4.53
-------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 45 number of units outstanding (000's)         196         224          79          29         44
-------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 49 number of units outstanding (000's)       1,089       1,065         656         206        172
-------------------------------------------------------------------------------------------------------------------------
 EQ/MUTUAL LARGE CAP EQUITY
-------------------------------------------------------------------------------------------------------------------------
  Unit value                                                      $  8.03     $  6.52     $ 10.70    $  10.70         --
-------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 45 number of units outstanding (000's)          76          89         121          23         --
-------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 49 number of units outstanding (000's)         450         499         748         372         --
-------------------------------------------------------------------------------------------------------------------------
 EQ/OPPENHEIMER GLOBAL
-------------------------------------------------------------------------------------------------------------------------
  Unit value                                                      $  9.17     $  6.72     $ 11.53    $  11.09         --
-------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 45 number of units outstanding (000's)          65          44          68          12         --
-------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 49 number of units outstanding (000's)         301         230         230          61         --
-------------------------------------------------------------------------------------------------------------------------
 EQ/PIMCO ULTRA SHORT BOND
-------------------------------------------------------------------------------------------------------------------------
  Unit value                                                      $ 10.78     $ 10.15     $ 10.75    $   9.80    $  9.92
-------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 45 number of units outstanding (000's)         883         742         316         206        120
-------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 49 number of units outstanding (000's)       3,688       2,800       1,098       1,411        848
-------------------------------------------------------------------------------------------------------------------------
 EQ/QUALITY BOND PLUS
-------------------------------------------------------------------------------------------------------------------------
  Unit value                                                      $ 15.64     $ 14.98     $ 16.29    $  15.84    $ 15.50
-------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 45 number of units outstanding (000's)         276         196         219         243        296
-------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 49 number of units outstanding (000's)       1,604       1,459       1,861       2,329      2,753
-------------------------------------------------------------------------------------------------------------------------
 EQ/SMALL COMPANY INDEX
-------------------------------------------------------------------------------------------------------------------------
  Unit value                                                      $ 13.02     $ 10.49     $ 16.18    $  16.75    $ 14.46
-------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 45 number of units outstanding (000's)         195         227         281         323        325
-------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 49 number of units outstanding (000's)       1,522       1,675       2,100       2,912      3,372
-------------------------------------------------------------------------------------------------------------------------
 EQ/T.ROWE PRICE GROWTH STOCK
-------------------------------------------------------------------------------------------------------------------------
  Unit value                                                      $ 13.27     $  9.45     $ 16.62    $  15.76    $ 16.68
-------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 45 number of units outstanding (000's)         265         268         293          12         13
-------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 49 number of units outstanding (000's)       1,232       1,328       1,641         104        146
-------------------------------------------------------------------------------------------------------------------------
 EQ/TEMPLETON GLOBAL EQUITY
-------------------------------------------------------------------------------------------------------------------------
  Unit value                                                      $  8.04     $  6.29     $ 10.80       10.75         --
-------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 45 number of units outstanding (000's)          48          65         109          28         --
-------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 49 number of units outstanding (000's)         355         411         572         298         --
-------------------------------------------------------------------------------------------------------------------------
 EQ/UBS GROWTH AND INCOME
-------------------------------------------------------------------------------------------------------------------------
  Unit value                                                      $  4.69     $  3.60     $  6.10    $   6.12    $  5.45
-------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 45 number of units outstanding (000's)          25          48          65          69         33
-------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 49 number of units outstanding (000's)         166         145         300         397        286
-------------------------------------------------------------------------------------------------------------------------
 EQ/VAN KAMPEN COMSTOCK
-------------------------------------------------------------------------------------------------------------------------
  Unit value                                                      $  8.93     $  7.07     $ 11.39    $  11.87    $ 10.41
-------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 45 number of units outstanding (000's)          84         107         116         129         40
-------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 49 number of units outstanding (000's)         427         491         424         647        410
-------------------------------------------------------------------------------------------------------------------------
 EQ/VAN KAMPEN MID CAP GROWTH
-------------------------------------------------------------------------------------------------------------------------
  Unit value                                                      $ 12.81     $  8.29     $ 16.00    $  13.28    $ 12.35
-------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 45 number of units outstanding (000's)         196         127          73          30         33
-------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 49 number of units outstanding (000's)         511         412         507         322        172
-------------------------------------------------------------------------------------------------------------------------
 MULTIMANAGER AGGRESSIVE EQUITY
-------------------------------------------------------------------------------------------------------------------------
  Unit value                                                      $ 43.93     $ 32.52     $ 61.99    $  56.56    $ 54.68
-------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 45 number of units outstanding (000's)          66          32          39          53         62
-------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 49 number of units outstanding (000's)         370         186         233         292        331
-------------------------------------------------------------------------------------------------------------------------


-------------------------------------------------------------------------------------------------------------------------
                                                                             FOR THE YEARS ENDING DECEMBER 31,
                                                              -----------------------------------------------------------
                                                                    2004        2003        2002        2001       2000
-------------------------------------------------------------------------------------------------------------------------
 EQ/MONEY MARKET
-------------------------------------------------------------------------------------------------------------------------
  Unit value                                                     $  26.55     $ 26.78     $ 27.06    $  27.16    $ 26.65
-------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 45 number of units outstanding (000's)       1,478       1,911       2,863       3,954      1,882
-------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 49 number of units outstanding (000's)       4,693       6,370       9,288      13,759         --
-------------------------------------------------------------------------------------------------------------------------
 EQ/MONTAG & CALDWELL GROWTH
-------------------------------------------------------------------------------------------------------------------------
  Unit value                                                     $   4.36          --          --          --         --
-------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 45 number of units outstanding (000's)           3          --          --          --         --
-------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 49 number of units outstanding (000's)          19          --          --          --         --
-------------------------------------------------------------------------------------------------------------------------
 EQ/MUTUAL LARGE CAP EQUITY
-------------------------------------------------------------------------------------------------------------------------
  Unit value                                                           --          --          --          --         --
-------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 45 number of units outstanding (000's)          --          --          --          --         --
-------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 49 number of units outstanding (000's)          --          --          --          --         --
-------------------------------------------------------------------------------------------------------------------------
 EQ/OPPENHEIMER GLOBAL
-------------------------------------------------------------------------------------------------------------------------
  Unit value                                                           --          --          --          --         --
-------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 45 number of units outstanding (000's)          --          --          --          --         --
-------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 49 number of units outstanding (000's)          --          --          --          --         --
-------------------------------------------------------------------------------------------------------------------------
 EQ/PIMCO ULTRA SHORT BOND
-------------------------------------------------------------------------------------------------------------------------
  Unit value                                                           --          --          --          --         --
-------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 45 number of units outstanding (000's)          --          --          --          --         --
-------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 49 number of units outstanding (000's)          --          --          --          --         --
-------------------------------------------------------------------------------------------------------------------------
 EQ/QUALITY BOND PLUS
-------------------------------------------------------------------------------------------------------------------------
  Unit value                                                     $  15.45     $ 15.13     $ 14.85          --         --
-------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 45 number of units outstanding (000's)         279         282         347          --         --
-------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 49 number of units outstanding (000's)       2,951       3,122       1,064          --         --
-------------------------------------------------------------------------------------------------------------------------
 EQ/SMALL COMPANY INDEX
-------------------------------------------------------------------------------------------------------------------------
  Unit value                                                     $  14.10     $ 12.18     $  8.48    $  10.90    $ 10.86
-------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 45 number of units outstanding (000's)         378         358         240         239        113
-------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 49 number of units outstanding (000's)        3.996      4,084       1,913       1,535      1,382
-------------------------------------------------------------------------------------------------------------------------
 EQ/T.ROWE PRICE GROWTH STOCK
-------------------------------------------------------------------------------------------------------------------------
  Unit value                                                     $  16.30          --          --          --         --
-------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 45 number of units outstanding (000's)           2          --          --          --         --
-------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 49 number of units outstanding (000's)          19          --          --          --         --
-------------------------------------------------------------------------------------------------------------------------
 EQ/TEMPLETON GLOBAL EQUITY
-------------------------------------------------------------------------------------------------------------------------
  Unit value                                                           --          --          --          --         --
-------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 45 number of units outstanding (000's)          --          --          --          --         --
-------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 49 number of units outstanding (000's)          --          --          --          --         --
-------------------------------------------------------------------------------------------------------------------------
 EQ/UBS GROWTH AND INCOME
-------------------------------------------------------------------------------------------------------------------------
  Unit value                                                     $   5.08          --          --          --         --
-------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 45 number of units outstanding (000's)           4          --          --          --         --
-------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 49 number of units outstanding (000's)          69          --          --          --         --
-------------------------------------------------------------------------------------------------------------------------
 EQ/VAN KAMPEN COMSTOCK
-------------------------------------------------------------------------------------------------------------------------
  Unit value                                                           --          --          --          --         --
-------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 45 number of units outstanding (000's)          --          --          --          --         --
-------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 49 number of units outstanding (000's)          --          --          --          --         --
-------------------------------------------------------------------------------------------------------------------------
 EQ/VAN KAMPEN MID CAP GROWTH
-------------------------------------------------------------------------------------------------------------------------
  Unit value                                                           --          --          --          --         --
-------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 45 number of units outstanding (000's)          --          --          --          --         --
-------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 49 number of units outstanding (000's)          --          --          --          --         --
-------------------------------------------------------------------------------------------------------------------------
 MULTIMANAGER AGGRESSIVE EQUITY
-------------------------------------------------------------------------------------------------------------------------
  Unit value                                                     $  51.36     $ 46.56     $ 34.41    $  49.16    $ 66.77
-------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 45 number of units outstanding (000's)          74          79          66          73         65
-------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 49 number of units outstanding (000's)         388         429         338         402        420
-------------------------------------------------------------------------------------------------------------------------

    To receive this document electronically, sign up for e-delivery today at
                           www.axa-equitable.com/green



UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2009.




-------------------------------------------------------------------------------------------------------------------------
                                                                             FOR THE YEARS ENDING DECEMBER 31,
                                                              -----------------------------------------------------------
                                                                    2009        2008        2007        2006       2005
-------------------------------------------------------------------------------------------------------------------------
 MULTIMANAGER CORE BOND
-------------------------------------------------------------------------------------------------------------------------
  Unit value                                                      $ 12.76     $ 11.97     $ 11.87     $ 11.36    $ 11.12
-------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 45 number of units outstanding (000's)         555         707         822         915      1,033
-------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 49 number of units outstanding (000's)       4,407       4,240       5,230       6,686      7,527
-------------------------------------------------------------------------------------------------------------------------
 MULTIMANAGER INTERNATIONAL EQUITY
-------------------------------------------------------------------------------------------------------------------------
  Unit value                                                      $ 12.28     $  9.61     $ 18.51     $ 16.73    $ 13.57
-------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 45 number of units outstanding (000's)         249         279         343         377        423
-------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 49 number of units outstanding (000's)       1,474       1,547       1,972       2,676      2,300
-------------------------------------------------------------------------------------------------------------------------
 MULTIMANAGER LARGE CAP CORE EQUITY
-------------------------------------------------------------------------------------------------------------------------
  Unit value                                                      $  9.76     $  7.48     $ 12.58     $ 12.18    $ 10.89
-------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 45 number of units outstanding (000's)          84          96         154         175        208
-------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 49 number of units outstanding (000's)         922       1,012       1,291       1,745      1,956
-------------------------------------------------------------------------------------------------------------------------
 MULTIMANAGER LARGE CAP GROWTH
-------------------------------------------------------------------------------------------------------------------------
  Unit value                                                      $  7.52     $  5.60     $ 10.42     $  9.52    $  9.66
-------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 45 number of units outstanding (000's)         179         210         290         355        356
-------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 49 number of units outstanding (000's)       2,237       2,508       3,015       4,202      4,551
-------------------------------------------------------------------------------------------------------------------------
 MULTIMANAGER LARGE CAP VALUE
-------------------------------------------------------------------------------------------------------------------------
  Unit value                                                      $ 10.76     $  8.90     $ 14.46     $ 14.18    $ 12.07
-------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 45 number of units outstanding (000's)         167         229         309         326        300
-------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 49 number of units outstanding (000's)       2,160       2,480       3,218       4,325      4,766
-------------------------------------------------------------------------------------------------------------------------
 MULTIMANAGER MID CAP GROWTH
-------------------------------------------------------------------------------------------------------------------------
  Unit value                                                      $  9.20     $  6.60     $ 11.88     $ 10.79    $ 10.01
-------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 45 number of units outstanding (000's)         183         242         327         402        460
-------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 49 number of units outstanding (000's)       2,263       2,611       3,156       4,520      5,281
-------------------------------------------------------------------------------------------------------------------------
 MULTIMANAGER MID CAP VALUE
-------------------------------------------------------------------------------------------------------------------------
  Unit value                                                      $ 12.12     $  8.53     $ 13.54     $ 13.75    $ 12.18
-------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 45 number of units outstanding (000's)         194         235         288         386        425
-------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 49 number of units outstanding (000's)       1,844       2,077       2,710       3,885      4,432
-------------------------------------------------------------------------------------------------------------------------
 MULTIMANAGER MULTI-SECTOR BOND
-------------------------------------------------------------------------------------------------------------------------
  Unit value                                                      $ 25.45     $ 23.59     $ 31.34     $ 30.88    $ 28.55
-------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 45 number of units outstanding (000's)         259         300         409         475        558
-------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 49 number of units outstanding (000's)       1,854       2,063       2,743       3,798      4,585
-------------------------------------------------------------------------------------------------------------------------
 MULTIMANAGER SMALL CAP GROWTH
-------------------------------------------------------------------------------------------------------------------------
  Unit value                                                      $  6.63     $  5.01     $  8.79     $  8.61    $  7.94
-------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 45 number of units outstanding (000's)         131         136         193         125         61
-------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 49 number of units outstanding (000's)         322         350         436         605        410
-------------------------------------------------------------------------------------------------------------------------
 MULTIMANAGER SMALL CAP VALUE
-------------------------------------------------------------------------------------------------------------------------
  Unit value                                                      $ 12.97     $ 10.43     $ 17.05     $ 19.22    $ 16.83
-------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 45 number of units outstanding (000's)         138         174         272         395        502
-------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 49 number of units outstanding (000's)       2,646       3,075       3,968       5,693      6,888
-------------------------------------------------------------------------------------------------------------------------
 MULTIMANAGER TECHNOLOGY
-------------------------------------------------------------------------------------------------------------------------
  Unit value                                                      $  9.88     $  6.34     $ 12.17     $ 10.46    $  9.91
-------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 45 number of units outstanding (000's)         476         553         701         889      1,089
-------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 49 number of units outstanding (000's)       2,062       2,147       2,564       3,343      4,090
-------------------------------------------------------------------------------------------------------------------------


-------------------------------------------------------------------------------------------------------------------------
                                                                             FOR THE YEARS ENDING DECEMBER 31,
                                                              -----------------------------------------------------------
                                                                    2004        2003        2002        2001       2000
-------------------------------------------------------------------------------------------------------------------------
 MULTIMANAGER CORE BOND
-------------------------------------------------------------------------------------------------------------------------
  Unit value                                                      $ 11.11     $ 10.87     $ 10.64          --         --
-------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 45 number of units outstanding (000's)       1,124       1,240       1,234          --         --
-------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 49 number of units outstanding (000's)       8,293       8,217       3,282          --         --
-------------------------------------------------------------------------------------------------------------------------
 MULTIMANAGER INTERNATIONAL EQUITY
-------------------------------------------------------------------------------------------------------------------------
  Unit value                                                      $ 11.94     $ 10.29     $  7.79          --         --
-------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 45 number of units outstanding (000's)         460         371         286          --         --
-------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 49 number of units outstanding (000's)       2,160       1,684         553          --         --
-------------------------------------------------------------------------------------------------------------------------
 MULTIMANAGER LARGE CAP CORE EQUITY
-------------------------------------------------------------------------------------------------------------------------
  Unit value                                                      $ 10.37     $  9.61     $  7.62          --         --
-------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 45 number of units outstanding (000's)         255         249         213          --         --
-------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 49 number of units outstanding (000's)       2,038       1,850         635          --         --
-------------------------------------------------------------------------------------------------------------------------
 MULTIMANAGER LARGE CAP GROWTH
-------------------------------------------------------------------------------------------------------------------------
  Unit value                                                      $  9.13     $  8.70     $  6.77          --         --
-------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 45 number of units outstanding (000's)         384         385         283          --         --
-------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 49 number of units outstanding (000's)       4,852       4,258       1,299          --         --
-------------------------------------------------------------------------------------------------------------------------
 MULTIMANAGER LARGE CAP VALUE
-------------------------------------------------------------------------------------------------------------------------
  Unit value                                                      $ 11.46     $ 10.17     $  7.89          --         --
-------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 45 number of units outstanding (000's)         304         297         292          --         --
-------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 49 number of units outstanding (000's)       4,712       3,848       1,272          --         --
-------------------------------------------------------------------------------------------------------------------------
 MULTIMANAGER MID CAP GROWTH
-------------------------------------------------------------------------------------------------------------------------
  Unit value                                                      $  9.38     $  8.53     $  6.18          --         --
-------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 45 number of units outstanding (000's)         503         538         344          --         --
-------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 49 number of units outstanding (000's)       6,078       5,628       1,488          --         --
-------------------------------------------------------------------------------------------------------------------------
 MULTIMANAGER MID CAP VALUE
-------------------------------------------------------------------------------------------------------------------------
  Unit value                                                      $ 11.53     $ 10.17     $  7.35          --         --
-------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 45 number of units outstanding (000's)         575         467         381          --         --
-------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 49 number of units outstanding (000's)       5,059       3,927       1,262          --         --
-------------------------------------------------------------------------------------------------------------------------
 MULTIMANAGER MULTI-SECTOR BOND
-------------------------------------------------------------------------------------------------------------------------
  Unit value                                                      $ 28.15     $ 26.32     $ 21.83     $ 22.86    $ 23.07
-------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 45 number of units outstanding (000's)         647         634         511         500        219
-------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 49 number of units outstanding (000's)       5,526       5,467       2,248       1,835      1,211
-------------------------------------------------------------------------------------------------------------------------
 MULTIMANAGER SMALL CAP GROWTH
-------------------------------------------------------------------------------------------------------------------------
  Unit value                                                      $  7.51          --          --          --         --
-------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 45 number of units outstanding (000's)          11          --          --          --         --
-------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 49 number of units outstanding (000's)          22          --          --          --         --
-------------------------------------------------------------------------------------------------------------------------
 MULTIMANAGER SMALL CAP VALUE
-------------------------------------------------------------------------------------------------------------------------
  Unit value                                                      $ 16.33     $ 14.17     $ 10.49     $ 12.37    $ 10.68
-------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 45 number of units outstanding (000's)         499         370         275          --         --
-------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 49 number of units outstanding (000's)       7,850       7,354       5,021       3,274      2,109
-------------------------------------------------------------------------------------------------------------------------
 MULTIMANAGER TECHNOLOGY
-------------------------------------------------------------------------------------------------------------------------
  Unit value                                                      $  9.05     $  8.76     $  5.65          --         --
-------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 45 number of units outstanding (000's)       1,346         281          96          --         --
-------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 49 number of units outstanding (000's)       4,725       1,117         205          --         --
-------------------------------------------------------------------------------------------------------------------------

    To receive this document electronically, sign up for e-delivery today at
                           www.axa-equitable.com/green

The unit values and number of units outstanding shown below are for contracts offered under Separate Account No. 45 and Separate Account No. 49 with the same daily asset charges of 1.70%.



UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2009.




--------------------------------------------------------------------------------------------------------------
                                                                       FOR THE YEARS ENDING DECEMBER 31,
                                                              ------------------------------------------------
                                                                    2009        2008       2007        2006
--------------------------------------------------------------------------------------------------------------
 AXA AGGRESSIVE ALLOCATION
--------------------------------------------------------------------------------------------------------------
  Unit value                                                     $  11.26    $  9.00    $  15.05    $  14.43
--------------------------------------------------------------------------------------------------------------
  Separate Account No. 45 number of units outstanding (000's)           1          4           7           8
--------------------------------------------------------------------------------------------------------------
  Separate Account No. 49 number of units outstanding (000's)       8,367      8,484       6,377       3,084
--------------------------------------------------------------------------------------------------------------
 AXA CONSERVATIVE ALLOCATION
--------------------------------------------------------------------------------------------------------------
  Unit value                                                     $  11.11    $ 10.29    $  11.76    $  11.31
--------------------------------------------------------------------------------------------------------------
  Separate Account No. 45 number of units outstanding (000's)           7          2           5           5
--------------------------------------------------------------------------------------------------------------
  Separate Account No. 49 number of units outstanding (000's)       7,276      5,824       2,454       1,800
--------------------------------------------------------------------------------------------------------------
 AXA CONSERVATIVE-PLUS ALLOCATION
--------------------------------------------------------------------------------------------------------------
  Unit value                                                     $  11.05    $  9.82    $  12.40    $  11.96
--------------------------------------------------------------------------------------------------------------
  Separate Account No. 45 number of units outstanding (000's)           7          8          12          13
--------------------------------------------------------------------------------------------------------------
  Separate Account No. 49 number of units outstanding (000's)       4,925      4,505       2,753       3,022
--------------------------------------------------------------------------------------------------------------
 AXA MODERATE ALLOCATION
--------------------------------------------------------------------------------------------------------------
  Unit value                                                     $  41.22    $ 35.84    $  48.27    $  46.21
--------------------------------------------------------------------------------------------------------------
  Separate Account No. 45 number of units outstanding (000's)           4          4           6          32
--------------------------------------------------------------------------------------------------------------
  Separate Account No. 49 number of units outstanding (000's)       4,527      4,019       3,098       2,325
--------------------------------------------------------------------------------------------------------------
 AXA MODERATE-PLUS ALLOCATION
--------------------------------------------------------------------------------------------------------------
  Unit value                                                     $  11.62    $  9.69    $  14.45    $  13.82
--------------------------------------------------------------------------------------------------------------
  Separate Account No. 45 number of units outstanding (000's)          --          1           7          --
--------------------------------------------------------------------------------------------------------------
  Separate Account No. 49 number of units outstanding (000's)      27,631     27,177      23,506      14,705
--------------------------------------------------------------------------------------------------------------
 EQ/ALLIANCEBERNSTEIN INTERNATIONAL
--------------------------------------------------------------------------------------------------------------
  Unit value                                                     $  11.74    $  9.40    $  19.41    $  17.67
--------------------------------------------------------------------------------------------------------------
  Separate Account No. 45 number of units outstanding (000's)           6          6           7           9
--------------------------------------------------------------------------------------------------------------
  Separate Account No. 49 number of units outstanding (000's)       1,714      1,924       2,236       1,508
--------------------------------------------------------------------------------------------------------------
 EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH
--------------------------------------------------------------------------------------------------------------
  Unit value                                                     $  14.61    $ 10.96    $  20.14    $  17.56
--------------------------------------------------------------------------------------------------------------
  Separate Account No. 45 number of units outstanding (000's)           7          8          13          18
--------------------------------------------------------------------------------------------------------------
  Separate Account No. 49 number of units outstanding (000's)         346        421         443         462
--------------------------------------------------------------------------------------------------------------
 EQ/AXA FRANKLIN SMALL CAP VALUE CORE
--------------------------------------------------------------------------------------------------------------
  Unit value                                                     $   8.01    $  6.36    $   9.71    $  10.81
--------------------------------------------------------------------------------------------------------------
  Separate Account No. 45 number of units outstanding (000's)          --          2          --          --
--------------------------------------------------------------------------------------------------------------
  Separate Account No. 49 number of units outstanding (000's)         380        377         421          38
--------------------------------------------------------------------------------------------------------------
 EQ/BLACKROCK BASIC VALUE EQUITY
--------------------------------------------------------------------------------------------------------------
  Unit value                                                     $  18.56    $ 14.49    $  23.24    $  23.37
--------------------------------------------------------------------------------------------------------------
  Separate Account No. 45 number of units outstanding (000's)          13         13          10          14
--------------------------------------------------------------------------------------------------------------
  Separate Account No. 49 number of units outstanding (000's)         880        834         842         856
--------------------------------------------------------------------------------------------------------------
 EQ/BLACKROCK INTERNATIONAL VALUE
--------------------------------------------------------------------------------------------------------------
  Unit value                                                     $  17.19    $ 13.43    $  23.97    $  22.13
--------------------------------------------------------------------------------------------------------------
  Separate Account No. 45 number of units outstanding (000's)           1          1           1           3
--------------------------------------------------------------------------------------------------------------
  Separate Account No. 49 number of units outstanding (000's)         984      1,000       1,136        1052
--------------------------------------------------------------------------------------------------------------
 EQ/BOSTON ADVISORS EQUITY INCOME
--------------------------------------------------------------------------------------------------------------
  Unit value                                                     $   4.90    $  4.47    $   6.71    $   6.59
--------------------------------------------------------------------------------------------------------------
  Separate Account No. 45 number of units outstanding (000's)          --          2          --           1
--------------------------------------------------------------------------------------------------------------
  Separate Account No. 49 number of units outstanding (000's)         611        730         571         504
--------------------------------------------------------------------------------------------------------------
 EQ/CALVERT SOCIALLY RESPONSIBLE
--------------------------------------------------------------------------------------------------------------
  Unit value                                                     $   6.72    $  5.23    $   9.71    $   8.81
--------------------------------------------------------------------------------------------------------------
  Separate Account No. 45 number of units outstanding (000's)          --         --          --           2
--------------------------------------------------------------------------------------------------------------
  Separate Account No. 49 number of units outstanding (000's)         265        286         373         353
--------------------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------------------------------------
                                                                       FOR THE YEARS ENDING DECEMBER 31,
                                                              ------------------------------------------------
                                                                    2005        2004        2003        2002
--------------------------------------------------------------------------------------------------------------
 AXA AGGRESSIVE ALLOCATION
--------------------------------------------------------------------------------------------------------------
  Unit value                                                      $ 12.45     $ 11.72     $ 10.66          --
--------------------------------------------------------------------------------------------------------------
  Separate Account No. 45 number of units outstanding (000's)          10          13          --          --
--------------------------------------------------------------------------------------------------------------
  Separate Account No. 49 number of units outstanding (000's)       1,519         656          32          --
--------------------------------------------------------------------------------------------------------------
 AXA CONSERVATIVE ALLOCATION
--------------------------------------------------------------------------------------------------------------
  Unit value                                                      $ 10.82     $ 10.74     $ 10.30          --
--------------------------------------------------------------------------------------------------------------
  Separate Account No. 45 number of units outstanding (000's)           6           5          --          --
--------------------------------------------------------------------------------------------------------------
  Separate Account No. 49 number of units outstanding (000's)       1,000         281           1          --
--------------------------------------------------------------------------------------------------------------
 AXA CONSERVATIVE-PLUS ALLOCATION
--------------------------------------------------------------------------------------------------------------
  Unit value                                                      $ 11.19     $ 11.02     $ 10.41          --
--------------------------------------------------------------------------------------------------------------
  Separate Account No. 45 number of units outstanding (000's)                      --          --          --
--------------------------------------------------------------------------------------------------------------
  Separate Account No. 49 number of units outstanding (000's)       2,176         414          84          --
--------------------------------------------------------------------------------------------------------------
 AXA MODERATE ALLOCATION
--------------------------------------------------------------------------------------------------------------
  Unit value                                                      $ 42.61     $ 41.36     $ 38.70     $ 33.05
--------------------------------------------------------------------------------------------------------------
  Separate Account No. 45 number of units outstanding (000's)          33           8           9          13
--------------------------------------------------------------------------------------------------------------
  Separate Account No. 49 number of units outstanding (000's)       1,725         893         383          86
--------------------------------------------------------------------------------------------------------------
 AXA MODERATE-PLUS ALLOCATION
--------------------------------------------------------------------------------------------------------------
  Unit value                                                      $ 12.28     $ 11.71     $ 10.66          --
--------------------------------------------------------------------------------------------------------------
  Separate Account No. 45 number of units outstanding (000's)           4          --          --          --
--------------------------------------------------------------------------------------------------------------
  Separate Account No. 49 number of units outstanding (000's)       6,917       2,788          46          --
--------------------------------------------------------------------------------------------------------------
 EQ/ALLIANCEBERNSTEIN INTERNATIONAL
--------------------------------------------------------------------------------------------------------------
  Unit value                                                      $ 14.55     $ 12.84     $ 11.05     $  8.32
--------------------------------------------------------------------------------------------------------------
  Separate Account No. 45 number of units outstanding (000's)          10          13          20          20
--------------------------------------------------------------------------------------------------------------
  Separate Account No. 49 number of units outstanding (000's)       1,037         649         530         142
--------------------------------------------------------------------------------------------------------------
 EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH
--------------------------------------------------------------------------------------------------------------
  Unit value                                                      $ 16.39     $ 14.95     $ 13.34     $  9.63
--------------------------------------------------------------------------------------------------------------
  Separate Account No. 45 number of units outstanding (000's)          18          20          25          28
--------------------------------------------------------------------------------------------------------------
  Separate Account No. 49 number of units outstanding (000's)         372         312         478         121
--------------------------------------------------------------------------------------------------------------
 EQ/AXA FRANKLIN SMALL CAP VALUE CORE
--------------------------------------------------------------------------------------------------------------
  Unit value                                                           --          --          --          --
--------------------------------------------------------------------------------------------------------------
  Separate Account No. 45 number of units outstanding (000's)          --          --          --          --
--------------------------------------------------------------------------------------------------------------
  Separate Account No. 49 number of units outstanding (000's)          --          --          --          --
--------------------------------------------------------------------------------------------------------------
 EQ/BLACKROCK BASIC VALUE EQUITY
--------------------------------------------------------------------------------------------------------------
  Unit value                                                      $ 19.66     $ 19.43     $ 17.87     $ 13.86
--------------------------------------------------------------------------------------------------------------
  Separate Account No. 45 number of units outstanding (000's)          19          21          25          32
--------------------------------------------------------------------------------------------------------------
  Separate Account No. 49 number of units outstanding (000's)         849         802         502         184
--------------------------------------------------------------------------------------------------------------
 EQ/BLACKROCK INTERNATIONAL VALUE
--------------------------------------------------------------------------------------------------------------
  Unit value                                                      $ 17.91     $ 16.44     $ 13.75     $ 10.92
--------------------------------------------------------------------------------------------------------------
  Separate Account No. 45 number of units outstanding (000's)           3           3           6           4
--------------------------------------------------------------------------------------------------------------
  Separate Account No. 49 number of units outstanding (000's)         782         522         441         161
--------------------------------------------------------------------------------------------------------------
 EQ/BOSTON ADVISORS EQUITY INCOME
--------------------------------------------------------------------------------------------------------------
  Unit value                                                      $  5.78     $  5.54          --          --
--------------------------------------------------------------------------------------------------------------
  Separate Account No. 45 number of units outstanding (000's)          --          --          --          --
--------------------------------------------------------------------------------------------------------------
  Separate Account No. 49 number of units outstanding (000's)         326          15          --          --
--------------------------------------------------------------------------------------------------------------
 EQ/CALVERT SOCIALLY RESPONSIBLE
--------------------------------------------------------------------------------------------------------------
  Unit value                                                      $  8.51     $  7.96     $  7.82     $  6.22
--------------------------------------------------------------------------------------------------------------
  Separate Account No. 45 number of units outstanding (000's)           2           1           1          --
--------------------------------------------------------------------------------------------------------------
  Separate Account No. 49 number of units outstanding (000's)         314         204         249          42
--------------------------------------------------------------------------------------------------------------

    To receive this document electronically, sign up for e-delivery today at
                           www.axa-equitable.com/green



UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2009.




--------------------------------------------------------------------------------------------------------------
                                                                      FOR THE YEARS ENDING DECEMBER 31,
                                                              ------------------------------------------------
                                                                    2009        2008       2007       2006
--------------------------------------------------------------------------------------------------------------
 EQ/CAPITAL GUARDIAN GROWTH
--------------------------------------------------------------------------------------------------------------
  Unit value                                                     $  10.09   $   7.70    $  13.14   $  12.67
--------------------------------------------------------------------------------------------------------------
  Separate Account No. 45 number of units outstanding (000's)          --         --          --         --
--------------------------------------------------------------------------------------------------------------
  Separate Account No. 49 number of units outstanding (000's)       1,490      1,426       1,289       1484
--------------------------------------------------------------------------------------------------------------
 EQ/CAPITAL GUARDIAN RESEARCH
--------------------------------------------------------------------------------------------------------------
  Unit value                                                     $   9.74   $   7.54    $  12.71   $  12.72
--------------------------------------------------------------------------------------------------------------
  Separate Account No. 45 number of units outstanding (000's)           1          1           1         --
--------------------------------------------------------------------------------------------------------------
  Separate Account No. 49 number of units outstanding (000's)       2,196      2,528       3,063      1,393
--------------------------------------------------------------------------------------------------------------
 EQ/COMMON STOCK INDEX
--------------------------------------------------------------------------------------------------------------
  Unit value                                                     $ 169.68   $ 134.51    $ 243.48   $ 239.38
--------------------------------------------------------------------------------------------------------------
  Separate Account No. 45 number of units outstanding (000's)           1          1           2          3
--------------------------------------------------------------------------------------------------------------
  Separate Account No. 49 number of units outstanding (000's)          60         63          65         73
--------------------------------------------------------------------------------------------------------------
 EQ/CORE BOND INDEX
--------------------------------------------------------------------------------------------------------------
  Unit value                                                     $  12.71   $  12.59    $  14.07   $  13.88
--------------------------------------------------------------------------------------------------------------
  Separate Account No. 45 number of units outstanding (000's)           5          4          13          8
--------------------------------------------------------------------------------------------------------------
  Separate Account No. 49 number of units outstanding (000's)       1,504      1,216       1,473      1,477
--------------------------------------------------------------------------------------------------------------
 EQ/DAVIS NEW YORK VENTURE
--------------------------------------------------------------------------------------------------------------
  Unit value                                                     $   8.61   $   6.60    $  11.05   $  10.84
--------------------------------------------------------------------------------------------------------------
  Separate Account No. 45 number of units outstanding (000's)           4          5          --         --
--------------------------------------------------------------------------------------------------------------
  Separate Account No. 49 number of units outstanding (000's)       1,601      1,517       1,189        216
--------------------------------------------------------------------------------------------------------------
 EQ/EQUITY 500 INDEX
--------------------------------------------------------------------------------------------------------------
  Unit value                                                     $  22.52   $  18.20    $  29.54   $  28.64
--------------------------------------------------------------------------------------------------------------
  Separate Account No. 45 number of units outstanding (000's)           4          4           5          9
--------------------------------------------------------------------------------------------------------------
  Separate Account No. 49 number of units outstanding (000's)       1,432      1,308       1,547         64
--------------------------------------------------------------------------------------------------------------
 EQ/EQUITY GROWTH PLUS
--------------------------------------------------------------------------------------------------------------
  Unit value                                                     $  13.33   $  10.61    $  18.08   $  16.13
--------------------------------------------------------------------------------------------------------------
  Separate Account No. 45 number of units outstanding (000's)           3          3           5         11
--------------------------------------------------------------------------------------------------------------
  Separate Account No. 49 number of units outstanding (000's)       2,904      3,228       3,346      2,714
--------------------------------------------------------------------------------------------------------------
 EQ/EVERGREEN OMEGA
--------------------------------------------------------------------------------------------------------------
  Unit value                                                     $   9.31   $   6.75    $   9.49   $   8.67
--------------------------------------------------------------------------------------------------------------
  Separate Account No. 45 number of units outstanding (000's)          --         --          --         --
--------------------------------------------------------------------------------------------------------------
  Separate Account No. 49 number of units outstanding (000's)         537        353         249        215
--------------------------------------------------------------------------------------------------------------
 EQ/FRANKLIN CORE BALANCED
--------------------------------------------------------------------------------------------------------------
  Unit value                                                     $   8.99   $   7.01    $  10.45   $  10.42
--------------------------------------------------------------------------------------------------------------
  Separate Account No. 45 number of units outstanding (000's)           3         --          --         --
--------------------------------------------------------------------------------------------------------------
  Separate Account No. 49 number of units outstanding (000's)       1,908      1,649       1,574        368
--------------------------------------------------------------------------------------------------------------
 EQ/FRANKLIN TEMPLETON ALLOCATION
--------------------------------------------------------------------------------------------------------------
  Unit value                                                     $   7.44   $   5.89    $   9.49         --
--------------------------------------------------------------------------------------------------------------
  Separate Account No. 45 number of units outstanding (000's)          --         --          --         --
--------------------------------------------------------------------------------------------------------------
  Separate Account No. 49 number of units outstanding (000's)       4,971      5,195       2,805         --
--------------------------------------------------------------------------------------------------------------
 EQ/GAMCO MERGERS AND ACQUISITIONS
--------------------------------------------------------------------------------------------------------------
  Unit value                                                     $  11.41   $   9.95    $  11.75   $  11.56
--------------------------------------------------------------------------------------------------------------
  Separate Account No. 45 number of units outstanding (000's)           3          2           3          3
--------------------------------------------------------------------------------------------------------------
  Separate Account No. 49 number of units outstanding (000's)         248        305         337        193
--------------------------------------------------------------------------------------------------------------
 EQ/GAMCO SMALL COMPANY VALUE
--------------------------------------------------------------------------------------------------------------
  Unit value                                                     $  26.23   $  18.86    $  27.67   $  25.76
--------------------------------------------------------------------------------------------------------------
  Separate Account No. 45 number of units outstanding (000's)           1          1          --          1
--------------------------------------------------------------------------------------------------------------
  Separate Account No. 49 number of units outstanding (000's)         666        610         618        233
--------------------------------------------------------------------------------------------------------------
 EQ/GLOBAL BOND PLUS
--------------------------------------------------------------------------------------------------------------
  Unit value                                                     $  11.16   $  11.14    $  10.64   $   9.90
--------------------------------------------------------------------------------------------------------------
  Separate Account No. 45 number of units outstanding (000's)           1          3           1          1
--------------------------------------------------------------------------------------------------------------
  Separate Account No. 49 number of units outstanding (000's)       1,037      1,063         476        185
--------------------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------------------------------------
                                                                       FOR THE YEARS ENDING DECEMBER 31,
                                                              ------------------------------------------------
                                                                    2005        2004        2003        2002
--------------------------------------------------------------------------------------------------------------
 EQ/CAPITAL GUARDIAN GROWTH
--------------------------------------------------------------------------------------------------------------
  Unit value                                                     $  12.00    $  11.62    $  11.20   $   9.19
--------------------------------------------------------------------------------------------------------------
  Separate Account No. 45 number of units outstanding (000's)          --          --          --         --
--------------------------------------------------------------------------------------------------------------
  Separate Account No. 49 number of units outstanding (000's)         351         160         164         40
--------------------------------------------------------------------------------------------------------------
 EQ/CAPITAL GUARDIAN RESEARCH
--------------------------------------------------------------------------------------------------------------
  Unit value                                                     $  11.55    $  11.08    $  10.16   $   7.86
--------------------------------------------------------------------------------------------------------------
  Separate Account No. 45 number of units outstanding (000's)          --           1          --         --
--------------------------------------------------------------------------------------------------------------
  Separate Account No. 49 number of units outstanding (000's)       1,585       1,200         776        200
--------------------------------------------------------------------------------------------------------------
 EQ/COMMON STOCK INDEX
--------------------------------------------------------------------------------------------------------------
  Unit value                                                     $ 219.99    $ 214.55    $ 191.26   $ 130.09
--------------------------------------------------------------------------------------------------------------
  Separate Account No. 45 number of units outstanding (000's)           3           3           4          6
--------------------------------------------------------------------------------------------------------------
  Separate Account No. 49 number of units outstanding (000's)          73          64          29          9
--------------------------------------------------------------------------------------------------------------
 EQ/CORE BOND INDEX
--------------------------------------------------------------------------------------------------------------
  Unit value                                                     $  13.57    $  13.50    $  13.20   $  12.99
--------------------------------------------------------------------------------------------------------------
  Separate Account No. 45 number of units outstanding (000's)          12           8           7          9
--------------------------------------------------------------------------------------------------------------
  Separate Account No. 49 number of units outstanding (000's)       1,527       1,343       1,175        441
--------------------------------------------------------------------------------------------------------------
 EQ/DAVIS NEW YORK VENTURE
--------------------------------------------------------------------------------------------------------------
  Unit value                                                           --          --          --         --
--------------------------------------------------------------------------------------------------------------
  Separate Account No. 45 number of units outstanding (000's)          --          --          --         --
--------------------------------------------------------------------------------------------------------------
  Separate Account No. 49 number of units outstanding (000's)          --          --          --         --
--------------------------------------------------------------------------------------------------------------
 EQ/EQUITY 500 INDEX
--------------------------------------------------------------------------------------------------------------
  Unit value                                                     $  25.31    $  24.66    $  22.76   $  18.11
--------------------------------------------------------------------------------------------------------------
  Separate Account No. 45 number of units outstanding (000's)          12          13          16         10
--------------------------------------------------------------------------------------------------------------
  Separate Account No. 49 number of units outstanding (000's)       1,604       1,386       1,074        399
--------------------------------------------------------------------------------------------------------------
 EQ/EQUITY GROWTH PLUS
--------------------------------------------------------------------------------------------------------------
  Unit value                                                     $  15.01    $  13.79    $  12.69   $   9.85
--------------------------------------------------------------------------------------------------------------
  Separate Account No. 45 number of units outstanding (000's)           8          11          16          8
--------------------------------------------------------------------------------------------------------------
  Separate Account No. 49 number of units outstanding (000's)       2,354       1,938       1,510        386
--------------------------------------------------------------------------------------------------------------
 EQ/EVERGREEN OMEGA
--------------------------------------------------------------------------------------------------------------
  Unit value                                                     $   8.33    $   8.15    $   7.75   $   5.70
--------------------------------------------------------------------------------------------------------------
  Separate Account No. 45 number of units outstanding (000's)          --           1           2          4
--------------------------------------------------------------------------------------------------------------
  Separate Account No. 49 number of units outstanding (000's)         280         377         218         32
--------------------------------------------------------------------------------------------------------------
 EQ/FRANKLIN CORE BALANCED
--------------------------------------------------------------------------------------------------------------
  Unit value                                                           --          --          --         --
--------------------------------------------------------------------------------------------------------------
  Separate Account No. 45 number of units outstanding (000's)          --          --          --         --
--------------------------------------------------------------------------------------------------------------
  Separate Account No. 49 number of units outstanding (000's)          --          --          --         --
--------------------------------------------------------------------------------------------------------------
 EQ/FRANKLIN TEMPLETON ALLOCATION
--------------------------------------------------------------------------------------------------------------
  Unit value                                                           --          --          --         --
--------------------------------------------------------------------------------------------------------------
  Separate Account No. 45 number of units outstanding (000's)          --          --          --         --
--------------------------------------------------------------------------------------------------------------
  Separate Account No. 49 number of units outstanding (000's)          --          --          --         --
--------------------------------------------------------------------------------------------------------------
 EQ/GAMCO MERGERS AND ACQUISITIONS
--------------------------------------------------------------------------------------------------------------
  Unit value                                                     $  10.48          --          --         --
--------------------------------------------------------------------------------------------------------------
  Separate Account No. 45 number of units outstanding (000's)          --          --          --         --
--------------------------------------------------------------------------------------------------------------
  Separate Account No. 49 number of units outstanding (000's)          77          --          --         --
--------------------------------------------------------------------------------------------------------------
 EQ/GAMCO SMALL COMPANY VALUE
--------------------------------------------------------------------------------------------------------------
  Unit value                                                     $  22.05    $  21.50          --         --
--------------------------------------------------------------------------------------------------------------
  Separate Account No. 45 number of units outstanding (000's)           1          --          --         --
--------------------------------------------------------------------------------------------------------------
  Separate Account No. 49 number of units outstanding (000's)          79           9          --         --
--------------------------------------------------------------------------------------------------------------
 EQ/GLOBAL BOND PLUS
--------------------------------------------------------------------------------------------------------------
  Unit value                                                     $   9.74          --          --         --
--------------------------------------------------------------------------------------------------------------
  Separate Account No. 45 number of units outstanding (000's)           1          --          --         --
--------------------------------------------------------------------------------------------------------------
  Separate Account No. 49 number of units outstanding (000's)           8          --          --         --
--------------------------------------------------------------------------------------------------------------


40

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UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE
INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2009.




--------------------------------------------------------------------------------------------------------------
                                                                       FOR THE YEARS ENDING DECEMBER 31,
                                                              ------------------------------------------------
                                                                    2009        2008        2007        2006
--------------------------------------------------------------------------------------------------------------
 EQ/GLOBAL MULTI-SECTOR EQUITY
--------------------------------------------------------------------------------------------------------------
  Unit value                                                      $ 15.74     $ 10.67     $ 25.45     $ 18.23
--------------------------------------------------------------------------------------------------------------
  Separate Account No. 45 number of units outstanding (000's)           3           1           1           1
--------------------------------------------------------------------------------------------------------------
  Separate Account No. 49 number of units outstanding (000's)       1,600       1,528       1,726        1239
--------------------------------------------------------------------------------------------------------------
 EQ/INTERMEDIATE GOVERNMENT BOND INDEX
--------------------------------------------------------------------------------------------------------------
  Unit value                                                      $ 18.41     $ 19.16     $ 18.82     $ 17.92
--------------------------------------------------------------------------------------------------------------
  Separate Account No. 45 number of units outstanding (000's)          21          22          26          29
--------------------------------------------------------------------------------------------------------------
  Separate Account No. 49 number of units outstanding (000's)         875         948         404         376
--------------------------------------------------------------------------------------------------------------
 EQ/INTERNATIONAL CORE PLUS
--------------------------------------------------------------------------------------------------------------
  Unit value                                                      $ 11.54     $  8.68     $ 16.01     $ 14.13
--------------------------------------------------------------------------------------------------------------
  Separate Account No. 45 number of units outstanding (000's)          --          --          --          --
--------------------------------------------------------------------------------------------------------------
  Separate Account No. 49 number of units outstanding (000's)       2,278       2,341       2,289       3,208
--------------------------------------------------------------------------------------------------------------
 EQ/INTERNATIONAL GROWTH
--------------------------------------------------------------------------------------------------------------
  Unit value                                                      $ 12.82     $  9.50     $ 16.18     $ 14.17
--------------------------------------------------------------------------------------------------------------
  Separate Account No. 45 number of units outstanding (000's)          --           1          --          --
--------------------------------------------------------------------------------------------------------------
  Separate Account No. 49 number of units outstanding (000's)         777         796         665         269
--------------------------------------------------------------------------------------------------------------
 EQ/JPMORGAN VALUE OPPORTUNITIES
--------------------------------------------------------------------------------------------------------------
  Unit value                                                      $ 11.61     $  8.93     $ 15.08     $ 15.53
--------------------------------------------------------------------------------------------------------------
  Separate Account No. 45 number of units outstanding (000's)          13          13           2           2
--------------------------------------------------------------------------------------------------------------
  Separate Account No. 49 number of units outstanding (000's)         275         280         288         351
--------------------------------------------------------------------------------------------------------------
 EQ/LARGE CAP CORE PLUS
--------------------------------------------------------------------------------------------------------------
  Unit value                                                      $  8.03     $  6.46     $ 10.50     $ 10.28
--------------------------------------------------------------------------------------------------------------
  Separate Account No. 45 number of units outstanding (000's)          --          --          --          --
--------------------------------------------------------------------------------------------------------------
  Separate Account No. 49 number of units outstanding (000's)         367         389         458         510
--------------------------------------------------------------------------------------------------------------
 EQ/LARGE CAP GROWTH INDEX
--------------------------------------------------------------------------------------------------------------
  Unit value                                                      $  6.39     $  4.78     $  7.62     $  6.80
--------------------------------------------------------------------------------------------------------------
  Separate Account No. 45 number of units outstanding (000's)          14          15           9          14
--------------------------------------------------------------------------------------------------------------
  Separate Account No. 49 number of units outstanding (000's)       1,047       1,004       1,050       1,042
--------------------------------------------------------------------------------------------------------------
 EQ/LARGE CAP GROWTH PLUS
--------------------------------------------------------------------------------------------------------------
  Unit value                                                      $ 13.34     $ 10.06     $ 16.57     $ 14.58
--------------------------------------------------------------------------------------------------------------
  Separate Account No. 45 number of units outstanding (000's)           1           1           1           1
--------------------------------------------------------------------------------------------------------------
  Separate Account No. 49 number of units outstanding (000's)         249         298         492         192
--------------------------------------------------------------------------------------------------------------
 EQ/LARGE CAP VALUE INDEX
--------------------------------------------------------------------------------------------------------------
  Unit value                                                      $  5.15     $  4.39     $ 10.32     $ 11.17
--------------------------------------------------------------------------------------------------------------
  Separate Account No. 45 number of units outstanding (000's)           5           4           3           4
--------------------------------------------------------------------------------------------------------------
  Separate Account No. 49 number of units outstanding (000's)         868         847         809         532
--------------------------------------------------------------------------------------------------------------
 EQ/LARGE CAP VALUE PLUS
--------------------------------------------------------------------------------------------------------------
  Unit value                                                      $ 10.76     $  9.09     $ 16.31     $ 17.38
--------------------------------------------------------------------------------------------------------------
  Separate Account No. 45 number of units outstanding (000's)          53          55          62          21
--------------------------------------------------------------------------------------------------------------
  Separate Account No. 49 number of units outstanding (000's)       2,313       2,668       3,123       2,507
--------------------------------------------------------------------------------------------------------------
 EQ/LORD ABBETT GROWTH AND INCOME
--------------------------------------------------------------------------------------------------------------
  Unit value                                                      $  8.97     $  7.73     $ 12.39     $ 12.18
--------------------------------------------------------------------------------------------------------------
  Separate Account No. 45 number of units outstanding (000's)          --          --          --          --
--------------------------------------------------------------------------------------------------------------
  Separate Account No. 49 number of units outstanding (000's)         344         351         369         308
--------------------------------------------------------------------------------------------------------------
 EQ/LORD ABBETT LARGE CAP CORE
--------------------------------------------------------------------------------------------------------------
  Unit value                                                      $ 10.63     $  8.62     $ 12.70     $ 11.67
--------------------------------------------------------------------------------------------------------------
  Separate Account No. 45 number of units outstanding (000's)           1          --          --          --
--------------------------------------------------------------------------------------------------------------
  Separate Account No. 49 number of units outstanding (000's)         455         425         442         196
--------------------------------------------------------------------------------------------------------------
 EQ/MID CAP INDEX
--------------------------------------------------------------------------------------------------------------
  Unit value                                                      $  8.92     $  6.66     $ 13.35     $ 12.57
--------------------------------------------------------------------------------------------------------------
  Separate Account No. 45 number of units outstanding (000's)          12          12          26          31
--------------------------------------------------------------------------------------------------------------
  Separate Account No. 49 number of units outstanding (000's)       1,781       1,863       2,166       1,890
--------------------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------------------------------------
                                                                       FOR THE YEARS ENDING DECEMBER 31,
                                                              ------------------------------------------------
                                                                    2005        2004        2003       2002
--------------------------------------------------------------------------------------------------------------
 EQ/GLOBAL MULTI-SECTOR EQUITY
--------------------------------------------------------------------------------------------------------------
  Unit value                                                      $ 13.53     $ 10.37    $  8.53    $  5.56
--------------------------------------------------------------------------------------------------------------
  Separate Account No. 45 number of units outstanding (000's)           1          --          6          6
--------------------------------------------------------------------------------------------------------------
  Separate Account No. 49 number of units outstanding (000's)         755         609        457         69
--------------------------------------------------------------------------------------------------------------
 EQ/INTERMEDIATE GOVERNMENT BOND INDEX
--------------------------------------------------------------------------------------------------------------
  Unit value                                                      $ 17.67     $ 17.76    $ 17.72    $ 17.65
--------------------------------------------------------------------------------------------------------------
  Separate Account No. 45 number of units outstanding (000's)          39          67         84        146
--------------------------------------------------------------------------------------------------------------
  Separate Account No. 49 number of units outstanding (000's)         481         416        458        259
--------------------------------------------------------------------------------------------------------------
 EQ/INTERNATIONAL CORE PLUS
--------------------------------------------------------------------------------------------------------------
  Unit value                                                      $ 12.06     $ 10.47    $  9.38    $  7.19
--------------------------------------------------------------------------------------------------------------
  Separate Account No. 45 number of units outstanding (000's)          --          --         --         --
--------------------------------------------------------------------------------------------------------------
  Separate Account No. 49 number of units outstanding (000's)       2,337       1,926      1,026        282
--------------------------------------------------------------------------------------------------------------
 EQ/INTERNATIONAL GROWTH
--------------------------------------------------------------------------------------------------------------
  Unit value                                                      $ 11.47          --         --         --
--------------------------------------------------------------------------------------------------------------
  Separate Account No. 45 number of units outstanding (000's)          --          --         --         --
--------------------------------------------------------------------------------------------------------------
  Separate Account No. 49 number of units outstanding (000's)          56          --         --         --
--------------------------------------------------------------------------------------------------------------
 EQ/JPMORGAN VALUE OPPORTUNITIES
--------------------------------------------------------------------------------------------------------------
  Unit value                                                      $ 13.12     $ 12.84    $ 11.78    $  9.45
--------------------------------------------------------------------------------------------------------------
  Separate Account No. 45 number of units outstanding (000's)          11          11         16         13
--------------------------------------------------------------------------------------------------------------
  Separate Account No. 49 number of units outstanding (000's)         347         370        307        128
--------------------------------------------------------------------------------------------------------------
 EQ/LARGE CAP CORE PLUS
--------------------------------------------------------------------------------------------------------------
  Unit value                                                      $  9.26     $  8.79    $  8.03    $  6.69
--------------------------------------------------------------------------------------------------------------
  Separate Account No. 45 number of units outstanding (000's)          --          --         --         --
--------------------------------------------------------------------------------------------------------------
  Separate Account No. 49 number of units outstanding (000's)         603         610        598        229
--------------------------------------------------------------------------------------------------------------
 EQ/LARGE CAP GROWTH INDEX
--------------------------------------------------------------------------------------------------------------
  Unit value                                                      $  6.96     $  6.16    $  5.78    $  4.77
--------------------------------------------------------------------------------------------------------------
  Separate Account No. 45 number of units outstanding (000's)          17          17         24         22
--------------------------------------------------------------------------------------------------------------
  Separate Account No. 49 number of units outstanding (000's)       1,055         981        856        341
--------------------------------------------------------------------------------------------------------------
 EQ/LARGE CAP GROWTH PLUS
--------------------------------------------------------------------------------------------------------------
  Unit value                                                      $ 13.76     $ 12.84    $ 11.60    $  9.12
--------------------------------------------------------------------------------------------------------------
  Separate Account No. 45 number of units outstanding (000's)           1           2          5          7
--------------------------------------------------------------------------------------------------------------
  Separate Account No. 49 number of units outstanding (000's)         184         149         93         38
--------------------------------------------------------------------------------------------------------------
 EQ/LARGE CAP VALUE INDEX
--------------------------------------------------------------------------------------------------------------
  Unit value                                                      $ 10.63          --         --         --
--------------------------------------------------------------------------------------------------------------
  Separate Account No. 45 number of units outstanding (000's)          --          --         --         --
--------------------------------------------------------------------------------------------------------------
  Separate Account No. 49 number of units outstanding (000's)         144          --         --         --
--------------------------------------------------------------------------------------------------------------
 EQ/LARGE CAP VALUE PLUS
--------------------------------------------------------------------------------------------------------------
  Unit value                                                      $ 14.57     $ 14.06    $ 12.60    $  9.96
--------------------------------------------------------------------------------------------------------------
  Separate Account No. 45 number of units outstanding (000's)          35          49         54         60
--------------------------------------------------------------------------------------------------------------
  Separate Account No. 49 number of units outstanding (000's)       2,363       2,169      1,481        530
--------------------------------------------------------------------------------------------------------------
 EQ/LORD ABBETT GROWTH AND INCOME
--------------------------------------------------------------------------------------------------------------
  Unit value                                                      $ 10.57          --         --         --
--------------------------------------------------------------------------------------------------------------
  Separate Account No. 45 number of units outstanding (000's)          --          --         --         --
--------------------------------------------------------------------------------------------------------------
  Separate Account No. 49 number of units outstanding (000's)          83          --         --         --
--------------------------------------------------------------------------------------------------------------
 EQ/LORD ABBETT LARGE CAP CORE
--------------------------------------------------------------------------------------------------------------
  Unit value                                                      $ 10.54          --         --         --
--------------------------------------------------------------------------------------------------------------
  Separate Account No. 45 number of units outstanding (000's)           1          --         --         --
--------------------------------------------------------------------------------------------------------------
  Separate Account No. 49 number of units outstanding (000's)          84          --         --         --
--------------------------------------------------------------------------------------------------------------
 EQ/MID CAP INDEX
--------------------------------------------------------------------------------------------------------------
  Unit value                                                      $ 11.47     $ 10.97    $  9.62    $  6.81
--------------------------------------------------------------------------------------------------------------
  Separate Account No. 45 number of units outstanding (000's)          35          38         41         39
--------------------------------------------------------------------------------------------------------------
  Separate Account No. 49 number of units outstanding (000's)       1,556       1,391        883        285
--------------------------------------------------------------------------------------------------------------


                                                                             41

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                           www.axa-equitable.com/green



UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2009.




--------------------------------------------------------------------------------------------------------------
                                                                      FOR THE YEARS ENDING DECEMBER 31,
                                                              ------------------------------------------------
                                                                    2009        2008       2007       2006
--------------------------------------------------------------------------------------------------------------
 EQ/MID CAP VALUE PLUS
--------------------------------------------------------------------------------------------------------------
  Unit value                                                      $ 13.01    $  9.74     $ 16.40    $ 16.96
--------------------------------------------------------------------------------------------------------------
  Separate Account No. 45 number of units outstanding (000's)           7          6           8         16
--------------------------------------------------------------------------------------------------------------
  Separate Account No. 49 number of units outstanding (000's)       2,158        902       1,069      1,156
--------------------------------------------------------------------------------------------------------------
 EQ/MONEY MARKET
--------------------------------------------------------------------------------------------------------------
  Unit value                                                      $ 27.28    $ 27.75     $ 27.65    $ 26.86
--------------------------------------------------------------------------------------------------------------
  Separate Account No. 45 number of units outstanding (000's)          73         79          21         22
--------------------------------------------------------------------------------------------------------------
  Separate Account No. 49 number of units outstanding (000's)       1,227      1,943       1,051       1102
--------------------------------------------------------------------------------------------------------------
 EQ/MONTAG & CALDWELL GROWTH
--------------------------------------------------------------------------------------------------------------
  Unit value                                                      $  4.77    $  3.74     $  5.66    $  4.77
--------------------------------------------------------------------------------------------------------------
  Separate Account No. 45 number of units outstanding (000's)          --          2          --         --
--------------------------------------------------------------------------------------------------------------
  Separate Account No. 49 number of units outstanding (000's)       1,099      1,560         657         83
--------------------------------------------------------------------------------------------------------------
 EQ/MUTUAL LARGE CAP EQUITY
--------------------------------------------------------------------------------------------------------------
  Unit value                                                      $  8.00    $  6.50     $ 10.69    $ 10.70
--------------------------------------------------------------------------------------------------------------
  Separate Account No. 45 number of units outstanding (000's)          --         --          --         --
--------------------------------------------------------------------------------------------------------------
  Separate Account No. 49 number of units outstanding (000's)       1,402      1,644       1,727        258
--------------------------------------------------------------------------------------------------------------
 EQ/OPPENHEIMER GLOBAL
--------------------------------------------------------------------------------------------------------------
  Unit value                                                      $  9.14    $  6.71     $ 11.51    $ 11.08
--------------------------------------------------------------------------------------------------------------
  Separate Account No. 45 number of units outstanding (000's)          --         --          --         --
--------------------------------------------------------------------------------------------------------------
  Separate Account No. 49 number of units outstanding (000's)         860        786         674         83
--------------------------------------------------------------------------------------------------------------
 EQ/PIMCO ULTRA SHORT BOND
--------------------------------------------------------------------------------------------------------------
  Unit value                                                      $ 10.73    $ 10.11     $ 10.72    $  9.78
--------------------------------------------------------------------------------------------------------------
  Separate Account No. 45 number of units outstanding (000's)          11          6          13          3
--------------------------------------------------------------------------------------------------------------
  Separate Account No. 49 number of units outstanding (000's)       3,673      2,525       1,235        730
--------------------------------------------------------------------------------------------------------------
 EQ/QUALITY BOND PLUS
--------------------------------------------------------------------------------------------------------------
  Unit value                                                      $ 15.38    $ 14.75     $ 16.06    $ 15.63
--------------------------------------------------------------------------------------------------------------
  Separate Account No. 45 number of units outstanding (000's)           6          5          10         11
--------------------------------------------------------------------------------------------------------------
  Separate Account No. 49 number of units outstanding (000's)       1,133        502         626        590
--------------------------------------------------------------------------------------------------------------
 EQ/SMALL COMPANY INDEX
--------------------------------------------------------------------------------------------------------------
  Unit value                                                      $ 12.86    $ 10.37     $ 16.02    $ 16.60
--------------------------------------------------------------------------------------------------------------
  Separate Account No. 45 number of units outstanding (000's)           2          2           1          3
--------------------------------------------------------------------------------------------------------------
  Separate Account No. 49 number of units outstanding (000's)       1,024        720         713        744
--------------------------------------------------------------------------------------------------------------
 EQ/T. ROWE PRICE GROWTH STOCK
--------------------------------------------------------------------------------------------------------------
  Unit value                                                      $ 12.98    $  9.26     $ 16.30    $ 15.46
--------------------------------------------------------------------------------------------------------------
  Separate Account No. 45 number of units outstanding (000's)           1          1           1         --
--------------------------------------------------------------------------------------------------------------
  Separate Account No. 49 number of units outstanding (000's)         610        421         401         47
--------------------------------------------------------------------------------------------------------------
 EQ/TEMPLETON GLOBAL EQUITY
--------------------------------------------------------------------------------------------------------------
  Unit value                                                      $  8.02    $  6.27     $ 10.78    $ 10.75
--------------------------------------------------------------------------------------------------------------
  Separate Account No. 45 number of units outstanding (000's)          --         --          --         --
--------------------------------------------------------------------------------------------------------------
  Separate Account No. 49 number of units outstanding (000's)         735        848         853        178
--------------------------------------------------------------------------------------------------------------
 EQ/UBS GROWTH AND INCOME
--------------------------------------------------------------------------------------------------------------
  Unit value                                                      $  4.63    $  3.56     $  6.04    $  6.07
--------------------------------------------------------------------------------------------------------------
  Separate Account No. 45 number of units outstanding (000's)          --         --          --         --
--------------------------------------------------------------------------------------------------------------
  Separate Account No. 49 number of units outstanding (000's)         166        153          89        104
--------------------------------------------------------------------------------------------------------------
 EQ/VAN KAMPEN COMSTOCK
--------------------------------------------------------------------------------------------------------------
  Unit value                                                      $  8.89    $  7.04     $ 11.36    $ 11.85
--------------------------------------------------------------------------------------------------------------
  Separate Account No. 45 number of units outstanding (000's)          --         --          --         --
--------------------------------------------------------------------------------------------------------------
  Separate Account No. 49 number of units outstanding (000's)         490        545         539        602
--------------------------------------------------------------------------------------------------------------
 EQ/VAN KAMPEN MID CAP GROWTH
--------------------------------------------------------------------------------------------------------------
  Unit value                                                      $ 12.75    $  8.26     $ 15.95    $ 13.26
--------------------------------------------------------------------------------------------------------------
  Separate Account No. 45 number of units outstanding (000's)           1         --           2         --
--------------------------------------------------------------------------------------------------------------
  Separate Account No. 49 number of units outstanding (000's)         885        695         782        297
--------------------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------------------------------------
                                                                      FOR THE YEARS ENDING DECEMBER 31,
                                                              ------------------------------------------------
                                                                   2005        2004        2003        2002
--------------------------------------------------------------------------------------------------------------
 EQ/MID CAP VALUE PLUS
--------------------------------------------------------------------------------------------------------------
  Unit value                                                     $ 15.34     $ 14.02     $ 12.10    $  9.24
--------------------------------------------------------------------------------------------------------------
  Separate Account No. 45 number of units outstanding (000's)         19          26          31         36
--------------------------------------------------------------------------------------------------------------
  Separate Account No. 49 number of units outstanding (000's)      1,107       1,007         636        237
--------------------------------------------------------------------------------------------------------------
 EQ/MONEY MARKET
--------------------------------------------------------------------------------------------------------------
  Unit value                                                     $ 26.15     $ 25.92     $ 26.17    $ 26.47
--------------------------------------------------------------------------------------------------------------
  Separate Account No. 45 number of units outstanding (000's)          8          15          37         57
--------------------------------------------------------------------------------------------------------------
  Separate Account No. 49 number of units outstanding (000's)        845         349         434        630
--------------------------------------------------------------------------------------------------------------
 EQ/MONTAG & CALDWELL GROWTH
--------------------------------------------------------------------------------------------------------------
  Unit value                                                     $  4.49     $  4.34          --         --
--------------------------------------------------------------------------------------------------------------
  Separate Account No. 45 number of units outstanding (000's)         --          --          --         --
--------------------------------------------------------------------------------------------------------------
  Separate Account No. 49 number of units outstanding (000's)         72          22          --         --
--------------------------------------------------------------------------------------------------------------
 EQ/MUTUAL LARGE CAP EQUITY
--------------------------------------------------------------------------------------------------------------
  Unit value                                                          --          --          --         --
--------------------------------------------------------------------------------------------------------------
  Separate Account No. 45 number of units outstanding (000's)         --          --          --         --
--------------------------------------------------------------------------------------------------------------
  Separate Account No. 49 number of units outstanding (000's)         --          --          --         --
--------------------------------------------------------------------------------------------------------------
 EQ/OPPENHEIMER GLOBAL
--------------------------------------------------------------------------------------------------------------
  Unit value                                                          --          --          --         --
--------------------------------------------------------------------------------------------------------------
  Separate Account No. 45 number of units outstanding (000's)         --          --          --         --
--------------------------------------------------------------------------------------------------------------
  Separate Account No. 49 number of units outstanding (000's)         --          --          --         --
--------------------------------------------------------------------------------------------------------------
 EQ/PIMCO ULTRA SHORT BOND
--------------------------------------------------------------------------------------------------------------
  Unit value                                                     $  9.91          --          --         --
--------------------------------------------------------------------------------------------------------------
  Separate Account No. 45 number of units outstanding (000's)         --          --          --         --
--------------------------------------------------------------------------------------------------------------
  Separate Account No. 49 number of units outstanding (000's)        286          --          --         --
--------------------------------------------------------------------------------------------------------------
 EQ/QUALITY BOND PLUS
--------------------------------------------------------------------------------------------------------------
  Unit value                                                     $ 15.31     $ 15.27     $ 14.97    $ 14.71
--------------------------------------------------------------------------------------------------------------
  Separate Account No. 45 number of units outstanding (000's)         14          17          14         17
--------------------------------------------------------------------------------------------------------------
  Separate Account No. 49 number of units outstanding (000's)        573         555         512        198
--------------------------------------------------------------------------------------------------------------
 EQ/SMALL COMPANY INDEX
--------------------------------------------------------------------------------------------------------------
  Unit value                                                     $ 14.35     $ 14.00     $ 12.10    $  8.44
--------------------------------------------------------------------------------------------------------------
  Separate Account No. 45 number of units outstanding (000's)          5          11          10          8
--------------------------------------------------------------------------------------------------------------
  Separate Account No. 49 number of units outstanding (000's)        596         575         449        122
--------------------------------------------------------------------------------------------------------------
 EQ/T. ROWE PRICE GROWTH STOCK
--------------------------------------------------------------------------------------------------------------
  Unit value                                                     $ 16.39     $ 16.03          --         --
--------------------------------------------------------------------------------------------------------------
  Separate Account No. 45 number of units outstanding (000's)         --          --          --         --
--------------------------------------------------------------------------------------------------------------
  Separate Account No. 49 number of units outstanding (000's)         41           6          --         --
--------------------------------------------------------------------------------------------------------------
 EQ/TEMPLETON GLOBAL EQUITY
--------------------------------------------------------------------------------------------------------------
  Unit value                                                          --          --          --         --
--------------------------------------------------------------------------------------------------------------
  Separate Account No. 45 number of units outstanding (000's)         --          --          --         --
--------------------------------------------------------------------------------------------------------------
  Separate Account No. 49 number of units outstanding (000's)         --          --          --         --
--------------------------------------------------------------------------------------------------------------
 EQ/UBS GROWTH AND INCOME
--------------------------------------------------------------------------------------------------------------
  Unit value                                                     $  5.41     $  5.05          --         --
--------------------------------------------------------------------------------------------------------------
  Separate Account No. 45 number of units outstanding (000's)         --          --          --         --
--------------------------------------------------------------------------------------------------------------
  Separate Account No. 49 number of units outstanding (000's)         69          --          --         --
--------------------------------------------------------------------------------------------------------------
 EQ/VAN KAMPEN COMSTOCK
--------------------------------------------------------------------------------------------------------------
  Unit value                                                     $ 10.40          --          --         --
--------------------------------------------------------------------------------------------------------------
  Separate Account No. 45 number of units outstanding (000's)         --          --          --         --
--------------------------------------------------------------------------------------------------------------
  Separate Account No. 49 number of units outstanding (000's)        296          --          --         --
--------------------------------------------------------------------------------------------------------------
 EQ/VAN KAMPEN MID CAP GROWTH
--------------------------------------------------------------------------------------------------------------
  Unit value                                                     $ 12.34          --          --         --
--------------------------------------------------------------------------------------------------------------
  Separate Account No. 45 number of units outstanding (000's)         --          --          --         --
--------------------------------------------------------------------------------------------------------------
  Separate Account No. 49 number of units outstanding (000's)        179          --          --         --
--------------------------------------------------------------------------------------------------------------


42

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                           www.axa-equitable.com/green


UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2009.




--------------------------------------------------------------------------------------------------------------
                                                                       FOR THE YEARS ENDING DECEMBER 31,
                                                              ------------------------------------------------
                                                                    2009        2008        2007       2006
--------------------------------------------------------------------------------------------------------------
 MULTIMANAGER AGGRESSIVE EQUITY
--------------------------------------------------------------------------------------------------------------
  Unit value                                                      $ 42.88     $ 31.77     $ 60.62    $ 55.37
--------------------------------------------------------------------------------------------------------------
  Separate Account No. 45 number of units outstanding (000's)           1          --          --          2
--------------------------------------------------------------------------------------------------------------
  Separate Account No. 49 number of units outstanding (000's)         144          53          56         47
--------------------------------------------------------------------------------------------------------------
 MULTIMANAGER CORE BOND
--------------------------------------------------------------------------------------------------------------
  Unit value                                                      $ 12.66     $ 11.89     $ 11.80    $ 11.30
--------------------------------------------------------------------------------------------------------------
  Separate Account No. 45 number of units outstanding (000's)           4           2           2          6
--------------------------------------------------------------------------------------------------------------
  Separate Account No. 49 number of units outstanding (000's)       3,238       3,511       1,494      2,030
--------------------------------------------------------------------------------------------------------------
 MULTIMANAGER INTERNATIONAL EQUITY
--------------------------------------------------------------------------------------------------------------
  Unit value                                                      $ 12.18     $  9.54     $ 18.39    $ 16.64
--------------------------------------------------------------------------------------------------------------
  Separate Account No. 45 number of units outstanding (000's)          --           1           1          1
--------------------------------------------------------------------------------------------------------------
  Separate Account No. 49 number of units outstanding (000's)         967         951       1,047      1,030
--------------------------------------------------------------------------------------------------------------
 MULTIMANAGER LARGE CAP CORE EQUITY
--------------------------------------------------------------------------------------------------------------
  Unit value                                                      $  9.68     $  7.43     $ 12.50    $ 12.11
--------------------------------------------------------------------------------------------------------------
  Separate Account No. 45 number of units outstanding (000's)           1           1           1          1
--------------------------------------------------------------------------------------------------------------
  Separate Account No. 49 number of units outstanding (000's)         452         447         473        453
--------------------------------------------------------------------------------------------------------------
 MULTIMANAGER LARGE CAP GROWTH
--------------------------------------------------------------------------------------------------------------
  Unit value                                                      $  7.46     $  5.56     $ 10.35    $  9.47
--------------------------------------------------------------------------------------------------------------
  Separate Account No. 45 number of units outstanding (000's)          --          --          23         23
--------------------------------------------------------------------------------------------------------------
  Separate Account No. 49 number of units outstanding (000's)         747         840         881      1,014
--------------------------------------------------------------------------------------------------------------
 MULTIMANAGER LARGE CAP VALUE
--------------------------------------------------------------------------------------------------------------
  Unit value                                                      $ 10.67     $  8.83     $ 14.37    $ 14.10
--------------------------------------------------------------------------------------------------------------
  Separate Account No. 45 number of units outstanding (000's)          --          --          41         41
--------------------------------------------------------------------------------------------------------------
  Separate Account No. 49 number of units outstanding (000's)         860         921       1,210      1,363
--------------------------------------------------------------------------------------------------------------
 MULTIMANAGER MID CAP GROWTH
--------------------------------------------------------------------------------------------------------------
  Unit value                                                      $  9.13     $  6.55     $ 11.81    $ 10.74
--------------------------------------------------------------------------------------------------------------
  Separate Account No. 45 number of units outstanding (000's)           3           3           3          3
--------------------------------------------------------------------------------------------------------------
  Separate Account No. 49 number of units outstanding (000's)         810         813         934      1,035
--------------------------------------------------------------------------------------------------------------
 MULTIMANAGER MID CAP VALUE
--------------------------------------------------------------------------------------------------------------
  Unit value                                                      $ 12.02     $  8.47     $ 13.46    $ 13.68
--------------------------------------------------------------------------------------------------------------
  Separate Account No. 45 number of units outstanding (000's)           5           5          27         27
--------------------------------------------------------------------------------------------------------------
  Separate Account No. 49 number of units outstanding (000's)         803         727         805      1,010
--------------------------------------------------------------------------------------------------------------
 MULTIMANAGER MULTI-SECTOR BOND
--------------------------------------------------------------------------------------------------------------
  Unit value                                                      $ 24.86     $ 23.07     $ 30.68    $ 30.26
--------------------------------------------------------------------------------------------------------------
  Separate Account No. 45 number of units outstanding (000's)           1           2          10         11
--------------------------------------------------------------------------------------------------------------
  Separate Account No. 49 number of units outstanding (000's)         663         523         526        758
--------------------------------------------------------------------------------------------------------------
 MULTIMANAGER SMALL CAP GROWTH
--------------------------------------------------------------------------------------------------------------
  Unit value                                                      $  6.55     $  4.95     $  8.71    $  8.54
--------------------------------------------------------------------------------------------------------------
  Separate Account No. 45 number of units outstanding (000's)          --          --          --         --
--------------------------------------------------------------------------------------------------------------
  Separate Account No. 49 number of units outstanding (000's)         786         687         788        475
--------------------------------------------------------------------------------------------------------------
 MULTIMANAGER SMALL CAP VALUE
--------------------------------------------------------------------------------------------------------------
  Unit value                                                      $ 12.81     $ 10.31     $ 16.88    $ 19.05
--------------------------------------------------------------------------------------------------------------
  Separate Account No. 45 number of units outstanding (000's)           2           2           5          6
--------------------------------------------------------------------------------------------------------------
  Separate Account No. 49 number of units outstanding (000's)         586         666         748      1,201
--------------------------------------------------------------------------------------------------------------
 MULTIMANAGER TECHNOLOGY
--------------------------------------------------------------------------------------------------------------
  Unit value                                                      $  9.80     $  6.29     $ 12.10    $ 10.41
--------------------------------------------------------------------------------------------------------------
  Separate Account No. 45 number of units outstanding (000's)           1           1          15         15
--------------------------------------------------------------------------------------------------------------
  Separate Account No. 49 number of units outstanding (000's)         766         462         597        350
--------------------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------------------------------------
                                                                       FOR THE YEARS ENDING DECEMBER 31,
                                                              ------------------------------------------------
                                                                   2005        2004        2003        2002
--------------------------------------------------------------------------------------------------------------
 MULTIMANAGER AGGRESSIVE EQUITY
--------------------------------------------------------------------------------------------------------------
  Unit value                                                     $ 53.59     $ 50.38     $ 45.72     $ 33.82
--------------------------------------------------------------------------------------------------------------
  Separate Account No. 45 number of units outstanding (000's)          2           2           2           2
--------------------------------------------------------------------------------------------------------------
  Separate Account No. 49 number of units outstanding (000's)         25          28          10           4
--------------------------------------------------------------------------------------------------------------
 MULTIMANAGER CORE BOND
--------------------------------------------------------------------------------------------------------------
  Unit value                                                     $ 11.08     $ 11.07     $ 10.84     $ 10.63
--------------------------------------------------------------------------------------------------------------
  Separate Account No. 45 number of units outstanding (000's)          8          11          19          23
--------------------------------------------------------------------------------------------------------------
  Separate Account No. 49 number of units outstanding (000's)      1,611       1,424       1,202         628
--------------------------------------------------------------------------------------------------------------
 MULTIMANAGER INTERNATIONAL EQUITY
--------------------------------------------------------------------------------------------------------------
  Unit value                                                     $ 13.51     $ 11.90     $ 10.27     $  7.78
--------------------------------------------------------------------------------------------------------------
  Separate Account No. 45 number of units outstanding (000's)          1           1           1          --
--------------------------------------------------------------------------------------------------------------
  Separate Account No. 49 number of units outstanding (000's)        783         806         360         135
--------------------------------------------------------------------------------------------------------------
 MULTIMANAGER LARGE CAP CORE EQUITY
--------------------------------------------------------------------------------------------------------------
  Unit value                                                     $ 10.85     $ 10.34     $  9.59     $  7.61
--------------------------------------------------------------------------------------------------------------
  Separate Account No. 45 number of units outstanding (000's)          1           3           3           3
--------------------------------------------------------------------------------------------------------------
  Separate Account No. 49 number of units outstanding (000's)        353         272         238         104
--------------------------------------------------------------------------------------------------------------
 MULTIMANAGER LARGE CAP GROWTH
--------------------------------------------------------------------------------------------------------------
  Unit value                                                     $  9.62     $  9.10     $  8.68     $  6.76
--------------------------------------------------------------------------------------------------------------
  Separate Account No. 45 number of units outstanding (000's)         26          27          27          21
--------------------------------------------------------------------------------------------------------------
  Separate Account No. 49 number of units outstanding (000's)        980         876         792         408
--------------------------------------------------------------------------------------------------------------
 MULTIMANAGER LARGE CAP VALUE
--------------------------------------------------------------------------------------------------------------
  Unit value                                                     $ 12.02     $ 11.42     $ 10.15     $  7.88
--------------------------------------------------------------------------------------------------------------
  Separate Account No. 45 number of units outstanding (000's)         44          45          45          36
--------------------------------------------------------------------------------------------------------------
  Separate Account No. 49 number of units outstanding (000's)      1,238       1,242         726         316
--------------------------------------------------------------------------------------------------------------
 MULTIMANAGER MID CAP GROWTH
--------------------------------------------------------------------------------------------------------------
  Unit value                                                     $  9.96     $  9.35     $  8.52     $  6.18
--------------------------------------------------------------------------------------------------------------
  Separate Account No. 45 number of units outstanding (000's)          4           6           8           8
--------------------------------------------------------------------------------------------------------------
  Separate Account No. 49 number of units outstanding (000's)      1,075       1,055         731         292
--------------------------------------------------------------------------------------------------------------
 MULTIMANAGER MID CAP VALUE
--------------------------------------------------------------------------------------------------------------
  Unit value                                                     $ 12.13     $ 11.49     $ 10.15     $  7.34
--------------------------------------------------------------------------------------------------------------
  Separate Account No. 45 number of units outstanding (000's)         27          29          30          23
--------------------------------------------------------------------------------------------------------------
  Separate Account No. 49 number of units outstanding (000's)        876       1,011         560         206
--------------------------------------------------------------------------------------------------------------
 MULTIMANAGER MULTI-SECTOR BOND
--------------------------------------------------------------------------------------------------------------
  Unit value                                                     $ 28.00     $ 27.64     $ 25.87     $ 21.48
--------------------------------------------------------------------------------------------------------------
  Separate Account No. 45 number of units outstanding (000's)         13          14          20          21
--------------------------------------------------------------------------------------------------------------
  Separate Account No. 49 number of units outstanding (000's)        755         771         557         125
--------------------------------------------------------------------------------------------------------------
 MULTIMANAGER SMALL CAP GROWTH
--------------------------------------------------------------------------------------------------------------
  Unit value                                                     $  7.89     $  7.46          --          --
--------------------------------------------------------------------------------------------------------------
  Separate Account No. 45 number of units outstanding (000's)         --          --          --          --
--------------------------------------------------------------------------------------------------------------
  Separate Account No. 49 number of units outstanding (000's)        242          59          --          --
--------------------------------------------------------------------------------------------------------------
 MULTIMANAGER SMALL CAP VALUE
--------------------------------------------------------------------------------------------------------------
  Unit value                                                     $ 16.69     $ 16.22     $ 14.09     $ 10.43
--------------------------------------------------------------------------------------------------------------
  Separate Account No. 45 number of units outstanding (000's)          5           5           7           8
--------------------------------------------------------------------------------------------------------------
  Separate Account No. 49 number of units outstanding (000's)        991         884         641         270
--------------------------------------------------------------------------------------------------------------
 MULTIMANAGER TECHNOLOGY
--------------------------------------------------------------------------------------------------------------
  Unit value                                                     $  9.87     $  9.02     $  8.74     $  5.64
--------------------------------------------------------------------------------------------------------------
  Separate Account No. 45 number of units outstanding (000's)         15          15          14          10
--------------------------------------------------------------------------------------------------------------
  Separate Account No. 49 number of units outstanding (000's)        311         306          98          14
--------------------------------------------------------------------------------------------------------------



                                                                              43

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(19) HYPOTHETICAL ILLUSTRATIONS


   ILLUSTRATION OF ACCOUNT VALUES, CASH VALUES AND CERTAIN GUARANTEED MINIMUM
                                    BENEFITS


The following tables illustrate the changes in account value, cash value and the values of the "5% Roll-Up to age 80" guaranteed minimum death benefit, the Protection Plus(SM) benefit and the Guaranteed minimum income benefit under certain hypothetical circumstances for an Accumulator(R), Accumulator(R) Plus(SM), Accumulator(R) Elite and Accumulator(R) Select(SM) contracts, respectively. The table illustrates the operation of a contract based on a male, issue age 60, who makes a single $100,000 contribution, takes no withdrawals, and has a current account value of $105,000 in contract year 3. For Accumulator(R) Plus(SM) we assume a current account value of $110,000 in contract year 3. The amounts shown are for the beginning of each contract year and assume that all of the account value is invested in Portfolios that achieve investment returns at constant gross annual rates of 0% and 6% (i.e., before any investment management fees, 12b-1 fees or other expenses are deducted from the underlying portfolio assets). After the deduction of the arithmetic average of the investment management fees, 12b-1 fees and other expenses of all of the underlying Portfolios (as described below), the corresponding net annual rates of return would be (2.64)% and 3.36% for the Accumulator(R) contracts; (2.69)% and 3.31% for Accumulator(R) Plus(SM) contracts; (2.89)% and 3.11% for Accumulator(R) Elite(SM) contracts; and (2.99)% and 3.01% for Accumulator(R) Select(SM) contracts, respectively at the 0% and 6% gross annual rates, respectively. These net annual rates of return reflect the trust and separate account level charges, but they do not reflect the charges we deduct from your account value annually for the 5% Roll up to age 80 Guaranteed minimum death benefit, Protection Plus(SM) benefit, and the Guaranteed minimum income benefit features, as well as the annual administrative charge. If the net annual rates of return did reflect these charges, the net annual rates of return shown would be lower; however, the values shown in the following tables reflect all contract charges. The values shown under "Lifetime Annual Guaranteed Minimum Income Benefit" reflect the lifetime income that would be guaranteed if the Guaranteed minimum income benefit is selected at that contract anniversary. An "N/A" in these columns indicates that the benefit is not exercisable in that year. A "0" under any of the death benefit and/or "Lifetime Annual Guaranteed Minimum Income Benefit" columns indicates that the contract has terminated due to insufficient account value and, consequently, the guaranteed benefit has no value.

With respect to fees and expenses deducted from assets of the underlying portfolios, the amounts shown in all tables reflect (1) investment management fees equivalent to an effective annual rate of 0.58%, and (2) an assumed average asset charge for all other expenses of the underlying portfolios equivalent to an effective annual rate of 0.26% and (3) 12b-1 fees equivalent to an effective annual rate of 0.25%. These rates are the arithmetic average for all Portfolios that are available as investment options. In other words, they are based on the hypothetical assumption that account values are allocated equally among the variable investment options. The actual rates associated with any contract will vary depending upon the actual allocation of account value among the investment options. These rates do not reflect expense limitation arrangements in effect with respect to certain of the underlying portfolios as described in the footnotes to the fee table for the underlying portfolios in "Fee table" earlier in this prospectus. With these arrangements, the charges shown above would be lower. This would result in higher values than those shown in the following tables.


Because your circumstances will no doubt differ from those in the illustrations that follow, values under your contract will differ, in most cases substantially. Upon request, we will furnish you with a personalized illustration.


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VARIABLE DEFERRED ANNUITY
ACCUMULATOR(R)
$100,000 SINGLE CONTRIBUTION AND NO WITHDRAWALS
$105,000 YEAR 3 ACCOUNT VALUE
MALE, ISSUE AGE 60
BENEFITS:
  5% ROLL-UP TO AGE 80 GUARANTEED MINIMUM DEATH BENEFIT
  PROTECTION PLUS
  GUARANTEED MINIMUM INCOME BENEFIT


                                                            5% ROLL-UP
                                                             TO AGE 80                           LIFETIME ANNUAL
                                                            GUARANTEED      TOTAL DEATH BENEFIT     GUARANTEED
                                                           MINIMUM DEATH      WITH PROTECTION     MINIMUM INCOME
                    ACCOUNT VALUE        CASH VALUE           BENEFIT              PLUS              BENEFIT
        CONTRACT ------------------- ------------------ ------------------- ------------------- ------------------
          YEAR       0%        6%       0%        6%        0%        6%        0%        6%        0%       6%
  AGE  --------- --------- --------- -------- --------- --------- --------- --------- --------- --------- --------
  62        2     105,000  105,000   99,000     99,000  110,250   110,250   114,350   114,350       N/A       N/A
  63        3     101,676  107,964   96,676    102,964  115,763   115,763   122,068   122,068       N/A       N/A
  64        4      98,429  111,003   94,429    107,003  121,551   121,551   130,171   130,171       N/A       N/A
  65        5      95,256  114,121   92,256    111,121  127,628   127,628   138,679   138,679       N/A       N/A
  66        6      92,154  117,317   90,154    115,317  134,010   134,010   147,613   147,613       N/A       N/A
  67        7      89,120  120,594   88,120    119,594  140,710   140,710   156,994   156,994       N/A       N/A
  68        8      86,150  123,954   86,150    123,954  147,746   147,746   166,844   166,844       N/A       N/A
  69        9      83,243  127,397   83,243    127,397  155,133   155,133   177,186   177,186       N/A       N/A
  70       10      80,394  130,926   80,394    130,926  162,889   162,889   188,045   188,045     9,627     9,627
  75       15      66,941  149,901   66,941    149,901  207,893   207,893   251,050   251,050    13,326    13,326
  80       20      54,547  171,231   54,547    171,231  265,330   265,330   331,462   331,462    18,069    18,069
  85       25      43,481  195,746   43,481    195,746  265,330   265,330   331,462   331,462    24,543    24,543
  90       30      37,658  228,616   37,658    228,616  265,330   265,330   331,462   331,462       N/A       N/A
  95       35      32,615  267,007   32,615    267,007  265,330   265,330   331,462   331,462       N/A       N/A


THE HYPOTHETICAL INVESTMENT RESULTS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING INVESTMENT ALLOCATIONS MADE BY THE OWNER. THE ACCOUNT VALUE, CASH VALUE AND GUARANTEED BENEFITS FOR A CONTRACT WOULD BE DIFFERENT FROM THE ONES SHOWN IF THE ACTUAL GROSS RATE OF INVESTMENT RETURN AVERAGED 0% OR 6% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THE AVERAGE FOR INDIVIDUAL CONTRACT YEARS. WE CAN MAKE NO REPRESENTATION THAT THESE HYPOTHETICAL INVESTMENT RESULTS CAN BE ACHIEVED FOR ANY ONE YEAR OR CONTINUED OVER ANY PERIOD OF TIME. IN FACT, FOR ANY GIVEN PERIOD OF TIME, THE INVESTMENT RESULTS COULD BE NEGATIVE.


                                                                              45


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VARIABLE DEFERRED ANNUITY
ACCUMULATOR(R) PLUS(SM)
$100,000 SINGLE CONTRIBUTION AND NO WITHDRAWALS
$110,000 YEAR 3 ACCOUNT VALUE
MALE, ISSUE AGE 60
BENEFITS:
  5% ROLL-UP TO AGE 80 GUARANTEED MINIMUM DEATH BENEFIT
  PROTECTION PLUS


                                                                           5% ROLL-UP
                                                                      TO AGE 80 GUARANTEED    TOTAL DEATH BENEFIT
                         ACCOUNT VALUE            CASH VALUE         MINIMUM DEATH BENEFIT    WITH PROTECTION PLUS
          CONTRACT   ---------------------   ---------------------   ----------------------   --------------------
            YEAR         0%          6%          0%          6%          0%           6%          0%         6%
  AGE    ---------   ---------   ---------   ---------   ---------   ----------   ---------   ---------   --------
  62          2       110,000    110,000      102,000    102,000      114,660     114,660     120,524     120,524
  63          3       106,827    113,414       99,827    106,414      120,393     120,393     128,550     128,550
  64          4       103,745    116,933       97,745    110,933      126,413     126,413     136,978     136,978
  65          5       100,753    120,562       95,753    115,562      132,733     132,733     145,827     145,827
  66          6        97,846    124,304       93,846    120,304      139,370     139,370     155,118     155,118
  67          7        95,024    128,161       92,024    125,161      146,338     146,338     164,874     164,874
  68          8        92,283    132,139       90,283    130,139      153,655     153,655     175,118     175,118
  69          9        89,621    136,239       89,621    136,239      161,338     161,338     185,873     185,873
  70         10        87,036    140,468       87,036    140,468      169,405     169,405     197,167     197,167
  75         15        75,186    163,659       75,186    163,659      216,209     216,209     262,692     262,692
  80         20        64,950    190,680       64,950    190,680      275,943     275,943     346,320     346,320
  85         25        56,107    222,162       56,107    222,162      275,943     275,943     346,320     346,320
  90         30        48,468    258,842       48,468    258,842      275,943     275,943     346,320     346,320
  95         35        41,869    301,577       41,869    301,577      275,943     275,943     346,320     346,320


THE HYPOTHETICAL INVESTMENT RESULTS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING INVESTMENT ALLOCATIONS MADE BY THE OWNER. THE ACCOUNT VALUE, CASH VALUE AND GUARANTEED BENEFITS FOR A CONTRACT WOULD BE DIFFERENT FROM THE ONES SHOWN IF THE ACTUAL GROSS RATE OF INVESTMENT RETURN AVERAGED 0% OR 6% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THE AVERAGE FOR INDIVIDUAL CONTRACT YEARS. WE CAN MAKE NO REPRESENTATION THAT THESE HYPOTHETICAL INVESTMENT RESULTS CAN BE ACHIEVED FOR ANY ONE YEAR OR CONTINUED OVER ANY PERIOD OF TIME. IN FACT, FOR ANY GIVEN PERIOD OF TIME, THE INVESTMENT RESULTS COULD BE NEGATIVE.


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VARIABLE DEFERRED ANNUITY
ACCUMULATOR(R) ELITE(SM)
$100,000 SINGLE CONTRIBUTION AND NO WITHDRAWALS
$105,000 YEAR 3 ACCOUNT VALUE
MALE, ISSUE AGE 60
BENEFITS:
  5% ROLL-UP TO AGE 80 GUARANTEED MINIMUM DEATH BENEFIT
  PROTECTION PLUS
  GUARANTEED MINIMUM INCOME BENEFIT


                                                            5% ROLL-UP
                                                             TO AGE 80                           LIFETIME ANNUAL
                                                            GUARANTEED      TOTAL DEATH BENEFIT     GUARANTEED
                                                           MINIMUM DEATH      WITH PROTECTION     MINIMUM INCOME
                    ACCOUNT VALUE        CASH VALUE           BENEFIT              PLUS              BENEFIT
        CONTRACT ------------------- ------------------ ------------------- ------------------- ------------------
          YEAR       0%        6%       0%        6%        0%        6%        0%        6%        0%       6%
  AGE  --------- --------- --------- -------- --------- --------- --------- --------- --------- --------- --------
  62        2     105,000  105,000   97,000     97,000  110,250   110,250   114,350   114,350       N/A       N/A
  63        3     101,414  107,702   93,414     99,702  115,763   115,763   122,068   122,068       N/A       N/A
  64        4      97,922  110,464   97,922    110,464  121,551   121,551   130,171   130,171       N/A       N/A
  65        5      94,519  113,289   94,519    113,289  127,628   127,628   138,679   138,679       N/A       N/A
  66        6      91,202  116,177   91,202    116,177  134,010   134,010   147,613   147,613       N/A       N/A
  67        7      87,967  119,128   87,967    119,128  140,710   140,710   156,994   156,994       N/A       N/A
  68        8      84,810  122,144   84,810    122,144  147,746   147,746   166,844   166,844       N/A       N/A
  69        9      81,729  125,226   81,729    125,226  155,133   155,133   177,186   177,186       N/A       N/A
  70       10      78,720  128,373   78,720    128,373  162,889   162,889   188,045   188,045     9,627     9,627
  75       15      64,633  145,130   64,633    145,130  207,893   207,893   251,050   251,050    13,326    13,326
  80       20      51,849  163,636   51,849    163,636  265,330   265,330   331,462   331,462    18,069    18,069
  85       25      40,590  184,597   40,590    184,597  265,330   265,330   331,462   331,462    24,543    24,543
  90       30      34,705  213,001   34,705    213,001  265,330   265,330   331,462   331,462       N/A       N/A
  95       35      29,673  245,775   29,673    245,775  265,330   265,330   331,462   331,462       N/A       N/A


THE HYPOTHETICAL INVESTMENT RESULTS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING INVESTMENT ALLOCATIONS MADE BY THE OWNER. THE ACCOUNT VALUE, CASH VALUE AND GUARANTEED BENEFITS FOR A CONTRACT WOULD BE DIFFERENT FROM THE ONES SHOWN IF THE ACTUAL GROSS RATE OF INVESTMENT RETURN AVERAGED 0% OR 6% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THE AVERAGE FOR INDIVIDUAL CONTRACT YEARS. WE CAN MAKE NO REPRESENTATION THAT THESE HYPOTHETICAL INVESTMENT RESULTS CAN BE ACHIEVED FOR ANY ONE YEAR OR CONTINUED OVER ANY PERIOD OF TIME. IN FACT, FOR ANY GIVEN PERIOD OF TIME, THE INVESTMENT RESULTS COULD BE NEGATIVE.


                                                                              47


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VARIABLE DEFERRED ANNUITY
ACCUMULATOR(R) SELECT((SM))
$100,000 SINGLE CONTRIBUTION AND NO WITHDRAWALS
$105,000 YEAR 3 ACCOUNT VALUE
MALE, ISSUE AGE 60
BENEFITS:
  5% ROLL-UP TO AGE 80 GUARANTEED MINIMUM DEATH BENEFIT
  PROTECTION PLUS
  GUARANTEED MINIMUM INCOME BENEFIT


                                                             5% ROLL-UP
                                                              TO AGE 80                           LIFETIME ANNUAL
                                                             GUARANTEED      TOTAL DEATH BENEFIT    GUARANTEED
                                                            MINIMUM DEATH      WITH PROTECTION    MINIMUM INCOME
                    ACCOUNT VALUE        CASH VALUE            BENEFIT              PLUS              BENEFIT
        CONTRACT ------------------- ------------------- ------------------- ------------------- -----------------
          YEAR       0%        6%        0%        6%        0%        6%        0%        6%       0%       6%
  AGE  --------- --------- --------- --------- --------- --------- --------- --------- --------- -------- --------
  62        2     105,000  105,000    105,000  105,000   110,250   110,250   114,350   114,350       N/A      N/A
  63        3     101,309  107,597    101,309  107,597   115,763   115,763   122,068   122,068       N/A      N/A
  64        4      97,719  110,249     97,719  110,249   121,551   121,551   130,171   130,171       N/A      N/A
  65        5      94,225  112,958     94,225  112,958   127,628   127,628   138,679   138,679       N/A      N/A
  66        6      90,823  115,723     90,823  115,723   134,010   134,010   147,613   147,613       N/A      N/A
  67        7      87,509  118,546     87,509  118,546   140,710   140,710   156,994   156,994       N/A      N/A
  68        8      84,279  121,426     84,279  121,426   147,746   147,746   166,844   166,844       N/A      N/A
  69        9      81,130  124,366     81,130  124,366   155,133   155,133   177,186   177,186       N/A      N/A
  70       10      78,058  127,364     78,058  127,364   162,889   162,889   188,045   188,045     9,627    9,627
  75       15      63,729  143,260     63,729  143,260   207,893   207,893   251,050   251,050    13,326   13,326
  80       20      50,803  160,686     50,803  160,686   265,330   265,330   331,462   331,462    18,069   18,069
  85       25      39,480  180,304     39,480  180,304   265,330   265,330   331,462   331,462    24,543   24,543
  90       30      33,582  207,041     33,582  207,041   265,330   265,330   331,462   331,462       N/A      N/A
  95       35      28,566  237,742     28,566  237,742   265,330   265,330   331,462   331,462       N/A      N/A


THE HYPOTHETICAL INVESTMENT RESULTS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING INVESTMENT ALLOCATIONS MADE BY THE OWNER. THE ACCOUNT VALUE, CASH VALUE AND GUARANTEED BENEFITS FOR A CONTRACT WOULD BE DIFFERENT FROM THE ONES SHOWN IF THE ACTUAL GROSS RATE OF INVESTMENT RETURN AVERAGED 0% OR 6% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THE AVERAGE FOR INDIVIDUAL CONTRACT YEARS. WE CAN MAKE NO REPRESENTATION THAT THESE HYPOTHETICAL INVESTMENT RESULTS CAN BE ACHIEVED FOR ANY ONE YEAR OR CONTINUED OVER ANY PERIOD OF TIME. IN FACT, FOR ANY GIVEN PERIOD OF TIME, THE INVESTMENT RESULTS COULD BE NEGATIVE.


48

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Appendix I

--------------------------------------------------------------------------------

DATES OF PREVIOUS PROSPECTUSES AND SUPPLEMENTS


-----------------------------------------------------------------------------------------------------------------------------------
                                                                 PRODUCT DISTRIBUTOR
                           --------------------------------------------------------------------------------------------------------
                           AXA ADVISORS                                            AXA DISTRIBUTORS
                           --------------------------------------------------------------------------------------------------------
                           PROSPECTUS AND                                          PROSPECTUS AND
 PRODUCT NAME              SAI DATES         SUPPLEMENT DATES                      SAI DATES         SUPPLEMENT DATES
-----------------------------------------------------------------------------------------------------------------------------------
 Income Manager(SM)        4/7/95            7/1/95; 9/28/95                       4/7/95           7/1/95; 9/28/95
 Accumulator(R)            11/1/95                                                 11/1/95
 Income Manager(SM)        5/1/96                                                  10/16/96         2/10/97
 Rollover IRA              10/17/96          2/10/97                               5/1/97           5/1/97
                           5/1/97            5/1/97; 12/31/97; 5/1/98;             8/1/97
                                             1/4/99; 5/1/99; 5/1/00; 6/23/00;      12/31/97         12/31/97; 5/1/98;
                                             9/1/00; 2/9/01; 9/1/01; 1/14/02;                       1/4/99; 5/1/99; 5/1/00; 9/1/00;
                                             2/22/02; 7/15/02; 8/20/02; 1/6/03;                     2/9/01; 9/1/01; 1/14/02;
                                             2/20/03; 5/15/03; 8/15/03; 11/24/03;                   2/22/02; 7/15/02; 8/20/02;
                                             2/1/04; 8/4/04; 8/10/04; 12/13/04;                     1/6/03; 2/20/03; 5/15/03;
                                             12/31/04 ; 5/9/05; 6/10/05; 6/17/05;                   8/15/03; 11/24/03; 2/1/04;
                                             7/25/05; 8/31/05; 12/2/05; 2/8/06;                     8/4/04; 8/10/04; 12/13/04;
                                             8/25/06; 12/11/06; 5/1/07; 8/24/07;                    12/31/04; 5/9/05; 6/10/05;
                                             9/19/07; 10/19/07; 2/15/08; 6/20/08;                   6/17/05; 7/25/05; 8/31/05;
                                             7/21/08; 8/15/08; 11/13/08; 12/1/08;                   12/2/05; 2/8/06; 8/25/06;
                                             1/15/09; 6/8/09; 8/17/09; 8/18/09;                     12/11/06; 5/1/07; 8/24/07;
                                             9/3/09; 9/25/09; 1/7/10; 2/1/10;                       9/19/07; 10/19/07; 2/15/08;
                                             2/5/10                                                 6/20/08; 7/21/08; 8/15/08;
                           ----------------------------------------------------                     11/13/08; 12/1/08; 1/15/09;
                           12/31/97          12/31/97; 5/1/98; 1/4/99; 5/1/99;                      6/8/09; 8/17/09; 8/18/09;
                                             5/1/00; 6/23/00; 9/1/00; 2/9/01;                       9/3/09; 9/25/09; 1/7/10; 2/1/10;
                                             9/1/01; 1/14/02; 2/22/02; 7/15/02;                     2/5/10
                                             8/20/02; 1/6/03; 2/20/03; 5/15/03;
                                             8/15/03; 11/24/03; 2/1/04; 8/4/04;
                                             8/10/04; 12/13/04; 12/31/04 ; 5/9/05;
                                             6/10/05; 6/17/05; 7/25/05; 8/31/05;
                                             12/2/05; 2/8/06; 8/25/06; 12/11/06;
                                             5/1/07; 8/24/07; 9/19/07; 10/19/07;
                                             6/20/08; 7/21/08; 8/15/08; 11/13/08;
                                             12/1/08; 1/15/09; 6/8/09; 8/17/09;
                                             8/18/09; 9/3/09; 9/25/09; 1/7/10;
                                             2/1/10; 2/5/10
-----------------------------------------------------------------------------------------------------------------------------------
 Accumulator(R)            5/1/98            5/1/98; 6/18/98; 11/30/98             10/1/97(2)
 (IRA, NQ and QP)          (Accumulator      5/1/99; 5/1/00; 9/1/00; 2/9/01;       12/31/97(2)
 Accumulator(R)            only)             9/1/01; 1/14/02; 2/22/02; 7/15/02;    5/1/98           5/1/98; 6/18/98; 11/30/98;
 Select(SM) (IRA, NQ, QP)  5/1/99            8/20/02; 1/6/03; 2/20/03; 5/15/03;                     5/1/99; 5/1/00; 9/1/00; 2/9/01;
                                             8/15/03; 11/24/03; 2/1/04; 8/4/04;                     9/1/01; 1/14/02; 2/22/02;
                                             8/10/04; 12/13/04; 12/31/04; 5/9/05;                   7/15/02; 8/20/02; 1/6/03;
                                             6/10/05; 6/17/05; 7/25/05; 8/31/05;                    2/20/03; 5/15/03; 8/15/03;
                                             12/2/05; 2/8/06; 8/25/06; 12/11/06;                    11/24/03; 2/1/04; 8/4/04;
                                             5/1/07; 8/24/07; 9/19/07; 10/19/07;                    8/10/04; 12/13/04; 12/31/04;
                                             2/15/08; 6/20/08; 7/21/08; 8/15/08;                    5/9/05; 6/10/05; 6/17/05;
                                             11/13/08; 12/1/08; 1/15/09; 6/8/09;                    7/25/05; 8/31/05; 12/2/05;
                                             8/17/09; 8/18/09; 9/3/09; 9/25/09;                     2/8/06; 8/25/06; 12/11/06;
                                             1/7/10; 2/1/10; 2/5/10                                 5/1/07; 8/24/07;9/19/07;
                                                                                                    10/19/07; 2/15/08; 6/20/08;
                                                                                                    7/21/08; 8/15/08; 11/13/08;
                                                                                                    12/1/08;1/15/09; 6/8/09;
                                                                                                    8/17/09; 8/18/09; 9/3/09; 9/25/
                                                                                                    09; 1/7/10; 2/1/10; 2/5/10
-----------------------------------------------------------------------------------------------------------------------------------


                                                                    Appendix I 1

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                           www.axa-equitable.com/green


------------------------------------------------------------------------------------------------------------------------------------
                                                                     PRODUCT DISTRIBUTOR
                             -------------------------------------------------------------------------------------------------------
                             AXA ADVISORS                                              AXA DISTRIBUTORS
                             -------------------------------------------------------------------------------------------------------
                             PROSPECTUS AND                                            PROSPECTUS AND
 PRODUCT NAME                SAI DATES         SUPPLEMENT DATES                        SAI DATES        SUPPLEMENT DATES
------------------------------------------------------------------------------------------------------------------------------------
 Accumulator(R) Select(SM)    10/18/99(3)      3/20/00; 5/1/00; 6/23/00; 9/1/00;       5/1/99
 Accumulator(R)                                10/13/00; 2/9/01; 9/1/01; 1/14/02;      10/18/99        3/20/00; 5/1/00; 9/1/00;
                                               2/22/02; 7/15/02; 8/20/02; 1/6/03;                      10/13/00; 2/9/01; 9/1/01;
                                               2/20/03; 5/15/03; 8/15/03; 11/24/03;                    1/14/02; 2/22/02; 7/15/02;
                                               2/1/04; 8/4/04; 8/10/04; 12/13/04;                      8/20/02; 1/6/03; 2/20/03;
                                               12/31/04; 5/9/05; 6/10/05; 6/17/05;                     5/15/03; 8/15/03; 11/24/03;
                                               7/25/05; 8/31/05; 12/2/05; 2/8/06;                      2/1/04; 8/4/04; 8/10/04;
                                               8/25/06; 12/11/06; 5/1/07; 8/24/07;                     12/13/04; 12/31/04; 5/9/05;
                                               9/19/07; 10/19/07; 2/15/08; 6/20/08;                    6/10/05; 6/17/05; 7/25/05;
                                               7/21/08; 8/15/08; 11/13/08; 12/1/08;                    8/31/05; 12/2/05; 2/8/06;
                                               1/15/09; 6/8/09; 8/17/09; 8/18/09;                      8/25/06; 12/11/06; 5/1/07;
                                               9/3/09; 9/25/09; 1/7/10; 2/1/10;                        8/24/07; 9/19/07; 10/19/07;
                                               2/5/10                                                  2/15/08; 6/20/08; 7/21/08;
                                                                                                       8/15/08; 11/13/08; 12/1/08;
                                                                                                       1/15/09; 6/8/09; 8/17/09;
                                                                                                       8/18/09; 9/3/09; 9/25/09;
                                                                                                       1/7/10; 2/1/10; 2/5/10
                             -------------------------------------------------------------------------------------------------------
                              5/1/00(3)        3/20/00; 6/23/00; 9/1/00; 9/6/00;       5/1/00          3/20/00; 9/1/00; 9/6/00;
                                               10/13/00; 2/9/01; 9/1/01; 1/14/02;                      10/13/00; 2/9/01; 9/1/01;
                                               2/22/02; 7/15/02; 8/20/02; 1/6/03;                      1/14/02; 2/22/02; 7/15/02;
                                               2/20/03; 5/15/03; 8/15/03; 11/24/03;                    8/20/02; 1/6/03; 2/20/03;
                                               2/1/04; 8/4/04; 8/10/04; 12/13/04;                      5/15/03; 8/15/03; 11/24/03;
                                               12/31/04; 5/9/05; 6/10/05; 6/17/05;                     2/1/04; 8/4/04; 8/10/04;
                                               7/25/05; 8/31/05; 12/2/05; 2/8/06;                      12/13/04; 12/31/04; 5/9/05;
                                               8/25/06; 12/11/06; 5/1/07; 8/24/07;                     6/10/05; 6/17/05; 7/25/05;
                                               9/19/07; 10/19/07; 2/15/08; 6/20/08;                    8/31/05; 12/2/05; 2/8/06;
                                               7/21/08; 8/15/08; 11/13/08; 12/1/08;                    8/25/06; 12/11/06; 5/1/07;
                                               1/15/09; 6/8/09; 8/17/09; 8/18/09;                      8/24/07;9/19/07; 10/19/07;
                                               9/3/09; 9/25/09; 1/7/10; 2/1/10;                        2/15/08; 6/20/08; 7/21/08;
                                               2/5/10                                                  8/15/08; 11/13/08; 12/1/08;
                                                                                                       1/15/09; 6/8/09; 8/17/09;
                                                                                                       8/18/09; 9/3/09; 9/25/09;
                                                                                                       1/7/10; 2/1/10; 2/5/10
                             -------------------------------------------------------------------------------------------------------
                              5/1/01(3)        5/1/01(1); 7/30/01(4); 9/1/01;          5/1/01          5/1/01(1); 7/30/01(4);
                                               10/1/01(5); 12/14/01; 1/14/02; 2/22/02;                 9/1/01; 10/1/01(5); 12/14/01;
                                               7/15/02; 8/20/02; 1/6/03; 2/20/03;                      1/14/02; 2/22/02; 7/15/02;
                                               5/15/03; 8/15/03; 11/24/03; 2/1/04;                     8/20/02; 1/6/03; 2/20/03;
                                               8/4/04; 8/10/04; 12/13/04; 12/31/04;                    5/15/03; 8/15/03; 11/24/03;
                                               5/9/05; 6/10/05; 6/17/05; 7/25/05;                      2/1/04; 8/4/04; 8/10/04;
                                               8/31/05; 12/2/05; 2/8/06; 8/25/06;                      12/13/04; 12/31/04; 5/9/05;
                                               12/11/06; 5/1/07; 8/24/07; 9/19/07;                     6/10/05; 6/17/05; 7/25/05;
                                               10/19/07; 2/15/08; 6/20/08; 7/21/08;                    8/31/05; 12/2/05; 2/8/06;
                                               8/15/08; 11/13/08; 12/1/08; 1/15/09;                    8/25/06; 12/11/06; 5/1/07;
                                               6/8/09; 8/17/09; 8/18/09; 9/3/09;                       8/24/07; 9/19/07; 10/19/07;
                                               9/25/09; 1/7/10; 2/1/10; 2/5/10                         2/15/08; 6/20/08; 7/21/08;
                                                                                                       8/15/08; 11/13/08; 12/1/08;
                                                                                                       1/15/09; 6/8/09; 8/17/09;
                                                                                                       8/18/09; 9/3/09; 9/25/09;
                                                                                                       1/7/10; 2/1/10; 2/5/10
------------------------------------------------------------------------------------------------------------------------------------


2 Appendix I


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
------------------------------------------------------------------------------------------------------------------------------------
                                                                     PRODUCT DISTRIBUTOR
                             -------------------------------------------------------------------------------------------------------
                             AXA ADVISORS                                            AXA DISTRIBUTORS
                             -------------------------------------------------------------------------------------------------------
                             PROSPECTUS AND                                          PROSPECTUS AND
 PRODUCT NAME                SAI DATES        SUPPLEMENT DATES                       SAI DATES        SUPPLEMENT DATES
-----------------------------------------------------------------------------------------------------------------------------------
 Accumulator(R) Select(SM)    8/13/01(2)      9/1/01; 10/1/01(5); 12/14/01; 1/14/02; N/A              N/A
 Accumulator(R) (continued)                   2/22/02; 7/15/02; 8/20/02; 1/6/03;
                                              2/20/03; 5/15/03; 8/15/03; 11/24/03;
                                              2/1/04; 8/4/04; 8/10/04; 12/13/04;
                                              12/31/04; 5/9/05; 6/10/05; 6/17/05;
                                              7/25/05; 8/31/05; 12/2/05; 2/8/06;
                                              8/25/06; 12/11/06; 5/1/07; 8/24/07;
                                              9/19/07; 10/19/07; 2/15/08; 6/20/08;
                                              7/21/08; 8/15/08; 11/13/08; 12/1/08;
                                              1/15/09; 6/8/09; 8/17/09; 8/18/09;
                                              9/3/09; 9/25/09; 1/7/10; 2/1/10;
                                              2/5/10
------------------------------------------------------------------------------------------------------------------------------------
 Accumulator(R) Plus(SM)     9/2/99(3)        6/23/00; 9/1/00; 9/6/00; 10/13/00;     8/2/99(3)       9/1/00; 9/6/00; 10/13/00;
                             10/18/99(3)      2/9/01; 3/19/01; 7/30/01; 9/1/01;
                             5/1/00(3)        1/14/02; 2/22/02; 7/15/02; 8/20/02;    10/18/99(3)     2/9/01; 3/19/01; 7/30/01;
                                              1/6/03; 2/20/03; 5/15/03; 8/15/03;     5/1/00(3)       9/1/01; 1/14/02; 2/22/02;
                                              11/24/03; 2/1/04; 8/4/04; 8/10/04;                     7/15/02; 8/20/02; 1/6/03;
                                              12/13/04; 12/31/04; 5/9/05; 6/10/05;                   2/20/03; 5/15/03; 8/15/03;
                                              6/17/05; 7/25/05; 8/31/05; 12/2/05;                    11/24/03; 2/1/04; 8/4/04;
                                              2/8/06; 8/25/06; 12/11/06; 5/1/07;                     8/10/04; 12/13/04; 12/31/04;
                                              8/24/07; 9/19/07; 10/19/07; 2/15/08;                   5/9/05; 6/10/05; 6/17/05;
                                              6/20/08; 7/21/08; 8/15/08; 11/13/08;                   7/25/05; 8/31/05; 12/2/05;
                                              12/1/08; 1/15/09; 6/8/09; 8/17/09;                     2/8/06; 8/25/06; 12/11/06;
                                              8/18/09; 9/3/09; 9/25/09; 1/7/10;                      5/1/07; 8/24/07; 9/19/07;
                                              2/1/10; 2/5/10                                         10/19/07; 2/15/08; 6/20/08;
                                                                                                     7/21/08; 8/15/08; 11/13/08;
                                                                                                     12/1/08; 1/15/09; 6/8/09;
                                                                                                     8/17/09; 8/18/09; 9/3/09;
                                                                                                     9/25/09; 1/7/10; 2/1/10; 2/5/10
                              ------------------------------------------------------------------------------------------------------
                               5/1/01(3)      7/30/01(4); 9/1/01; 12/14/01; 1/14/02; 5/1/01(3)       5/1/01; 7/30/01(4); 9/1/01;
                                              2/22/02; 7/15/02; 8/20/02; 1/6/03;                     12/14/01; 1/14/02; 2/22/02;
                                              2/20/03; 5/15/03; 8/15/03; 11/24/03;                   7/15/02; 8/20/02; 1/6/03;
                                              2/1/04; 8/4/04;8/10/04; 12/13/04;                      2/20/03; 5/15/03; 8/15/03;
                                              12/31/04; 5/9/05; 6/10/05; 6/17/05;                    11/24/03; 2/1/04; 8/4/04;
                                              7/25/05; 8/31/05; 12/2/05; 2/8/06;                     8/10/04; 12/13/04; 12/31/04;
                                              8/25/06; 12/11/06; 5/1/07; 8/24/07;                    5/9/05; 6/10/05; 6/17/05;
                                              9/19/07; 10/19/07; 2/15/08; 6/20/08;                   7/25/05; 8/31/05; 12/2/05;
                                              7/21/08; 8/15/08; 11/13/08; 12/1/08;                   2/8/06; 8/25/06; 12/11/06;
                                              1/15/09; 6/8/09; 8/17/09; 8/18/09;                     5/1/07; 8/24/07; 9/19/07;
                                              9/3/09; 9/25/09; 1/7/10; 2/1/10;                       10/19/07; 2/15/08; 6/20/08;
                                              2/5/10                                                 7/21/08; 8/15/08; 11/13/08;
                                                                                                     12/1/08; 1/15/09; 6/8/09;
                                                                                                     8/17/09; 8/18/09; 9/3/09;
                                                                                                     9/25/09; 1/7/10; 2/1/10; 2/5/10
------------------------------------------------------------------------------------------------------------------------------------


                                                                   Appendix I 3


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                           www.axa-equitable.com/green



------------------------------------------------------------------------------------------------------------------------------------
                                                                     PRODUCT DISTRIBUTOR
                             -------------------------------------------------------------------------------------------------------
                             AXA ADVISORS                                            AXA DISTRIBUTORS
                             -------------------------------------------------------------------------------------------------------
                             PROSPECTUS AND                                          PROSPECTUS AND
 PRODUCT NAME                SAI DATES        SUPPLEMENT DATES                       SAI DATES        SUPPLEMENT DATES
-----------------------------------------------------------------------------------------------------------------------------------
 Accumulator(R) Elite(SM)    8/13/01(3)       9/1/01; 10/1/01(6); 12/14/01; 1/14/02; 8/13/01(3)      9/1/01; 10/1/01(6); 12/14/01;
                                              2/22/02; 7/15/02; 8/20/02; 11/11/02;                   1/14/02; 2/22/02; 7/15/02;
                                              1/6/03; 2/20/03; 5/15/03; 8/15/03;                     8/20/02; 11/11/02; 1/6/03;
                                              11/24/03; 2/1/04; 8/4/04; 8/10/04;                     2/20/03; 5/15/03; 8/15/03;
                                              12/13/04; 12/31/04; 5/9/05; 6/10/05;                   11/24/03; 2/1/04; 8/4/04;
                                              6/17/05; 7/25/05; 8/31/05; 12/2/05;                    8/10/04; 12/13/04; 12/31/04;
                                              2/8/06; 8/25/06; 12/11/06; 5/1/07;                     5/9/05; 6/10/05; 6/17/05;
                                              8/24/07; 9/19/07; 10/19/07; 6/20/08;                   7/25/05; 8/31/05; 12/2/05;
                                              7/21/08; 8/15/08; 11/13/08; 12/1/08;                   2/8/06; 8/25/06; 12/11/06;
                                              1/15/09; 6/8/09; 8/17/09; 8/18/09;                     5/1/07; 8/24/07; 9/19/07;
                                              9/3/09; 9/25/09; 1/7/10; 2/1/10;                       10/19/07; 2/15/08; 6/20/08;
                                              2/5/10                                                 7/21/08; 8/15/08; 11/13/08;
                                                                                                     12/1/08; 1/15/09; 6/8/09;
                                                                                                     8/17/09; 8/18/09; 9/3/09; 9/25/
                                                                                                     09; 1/7/10; 2/1/10; 2/5/10
------------------------------------------------------------------------------------------------------------------------------------


(1) applies to Accumulator(R) contracts issued in Oregon only.

(2) applies to Accumulator(R) Select(SM) only.

(3) applies to non-2002 Series only.

(4) applies to contracts issued in Washington only.

(5) applies to Accumulator(R) Select(SM) and Select(SM) II contracts issued in New York only.

(6) applies to contracts issued in New York only.


4 Appendix I

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                           www.axa-equitable.com/green

Statement of additional information

--------------------------------------------------------------------------------

TABLE OF CONTENTS



                                                                            PAGE
Who is AXA Equitable?                                                        2
Custodian and Independent Registered Public Accounting Firm                  2
Distribution of the Contracts                                                2
Calculating Unit Values                                                      2
Financial Statements                                                         2



HOW TO OBTAIN AN ACCUMULATOR(R) STATEMENT OF ADDITIONAL INFORMATION

Send this request form to:
  Accumulator(R)
  P.O. Box 1547
  Secaucus, NJ 07096-1547

- - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - -


Please send me a combined Accumulator(R) series SAI dated May 1, 2010



--------------------------------------------------------------------------------
Name


--------------------------------------------------------------------------------
Address


--------------------------------------------------------------------------------
City                 State         Zip











                                                                         SAI 13A
                                                                          x02997

AXA EQUITABLE LIFE INSURANCE
COMPANY


STATEMENT OF ADDITIONAL INFORMATION
DATED MAY 1, 2010 FOR


O INCOME MANAGER(SM) ACCUMULATOR(R)
O INCOME MANAGER(SM) ROLLOVER IRA
O ACCUMULATOR(R) (IRA, NQ, QP)
O ACCUMULATOR(R)

O ACCUMULATOR(R) PLUS(SM)
O ACCUMULATOR(R) ELITE(SM)
O ACCUMULATOR(R) SELECT(SM)

AXA EQUITABLE LIFE INSURANCE COMPANY
1290 AVENUE OF THE AMERICAS
NEW YORK, NEW YORK 10104


--------------------------------------------------------------------------------


This Statement of Additional Information ("SAI") is not a Prospectus. It should be read in conjunction with the related Accumulator(R) Prospectuses and/or supplements, dated May 1, 2010. These Prospectuses provide detailed information concerning the contracts and the variable investment options, as well as the fixed maturity options that fund the contracts. Each variable investment option is a subaccount of AXA Equitable's Separate Account No. 45 and Separate Account No. 49. Definitions of special terms used in the SAI are found in the Prospectus.


A copy of each Prospectus and supplement is available free of charge by writing the processing office (Post Office Box 1547, Secaucus, NJ 07096-1547), by calling 1-800-789-7771 toll free, or by contacting your financial professional.


TABLE OF CONTENTS

Who is AXA Equitable?                                                        2

Custodian and Independent Registered Public Accounting Firm                  2

Distribution of the Contracts                                                2


Calculating Unit Values                                                      2


Financial Statements                                                         2


             Copyright 2010 AXA Equitable Life Insurance Company.
All rights reserved. Accumulator(R) is a registered service mark of AXA
                       Equitable Life Insurance Company.


SAI 13A

                                                                          x02997

WHO IS AXA EQUITABLE?


AXA Equitable is a wholly owned subsidiary of AXA Equitable Financial Services, LLC, a holding company, which is itself a wholly owned subsidiary of AXA Financial, Inc. ("AXA Financial"). Interests in AXA Financial are held by the immediate holding company, AXA America Holdings, Inc., and the following affiliated companies: Coliseum Reinsurance Company and AXA Belgium SA. AXA holds its interest in AXA America Holdings, Inc. and Coliseum Reinsurance Company, directly and indirectly through its wholly owned subsidiary holding company, Ouidinot Participations. AXA holds its interest in AXA Belgium SA, through its wholly owned subsidiary holding company, AXA Holdings Belgium SA.


CUSTODIAN AND INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM


The financial statements of each Separate Account at December 31, 2009 and for each of the two years in the period ended December 31, 2009, and the consolidated financial statements of AXA Equitable at December 31, 2009 and 2008 and for each of the three years in the period ended December 31, 2009 are included in this SAI in reliance on the reports of PricewaterhouseCoopers LLP, an independent registered public accounting firm, given on the authority of said firm as experts in auditing and accounting.


PricewaterhouseCoopers LLP provides independent audit services and certain other non-audit services to AXA Equitable as permitted by the applicable SEC independence rules, and as disclosed in AXA Equitable's Form 10-K. PricewaterhouseCoopers LLP's address is 300 Madison Avenue, New York, New York 10017.


DISTRIBUTION OF THE CONTRACTS

Under a distribution agreement between AXA Distributors, LLC, AXA Equitable and certain of AXA Equitable's separate accounts, including Separate Account No. 49, AXA Equitable paid AXA Distributors, LLC distribution fees of $429,091,474 in 2009, $750,235,874 in 2008 and $1,007,208,067 in 2007, as the distributor of certain contracts, including these contracts, and as the principal underwriter of several AXA Equitable separate accounts, including Separate Account No. 49. Of these amounts, for each of these three years, AXA Distributors, LLC retained $40,223,293, $81,519,894 and $95,562,846, respectively.

Pursuant to a Distribution and Servicing Agreement between AXA Advisors, AXA Equitable and certain of AXA Equitable's separate accounts, including Separate Account Nos. 45 and 49, AXA Equitable paid AXA Advisors a fee of $325,380 for each of the years 2009, 2008 and 2007. AXA Equitable paid AXA Advisors as the distributors of certain contracts, including these contracts, and as the principal underwriter of several AXA Equitable separate accounts, including Separate Account No. 45 and Separate Account No. 49, $557,277,070 in 2009, $677,871,467 in 2008 and $731,920,627 in 2007. Of these amounts, AXA Advisors retained $306,063,542, $356,304,358 and $386,036,299, respectively.


CALCULATING UNIT VALUES

Unit values are determined at the end of each valuation period for each of the variable investment options. Unit values vary based on the amount of charges we deduct from the variable investment options.

The unit value for a variable investment option for any valuation period is equal to: (i) the unit value for the preceding valuation period multiplied by
(ii) the net investment factor for that option for that valuation period. A valuation period is each business day together with any preceding non-business days. The net investment factor is:
                                     ( a )
                                     (---) - c
                                     ( b )
where:

(a) is the value of the variable investment option's shares of the corresponding portfolio at the end of the valuation period. Any amounts allocated to or withdrawn from the option for the valuation period are not taken into account. For this purpose, we use the share value reported to us by AXA Premier VIP Trust and EQ Advisors Trust, (the "Trusts") as applicable.

(b) is the value of the variable investment option's shares of the corresponding portfolio at the end of the preceding valuation period. (Any amounts allocated or withdrawn for that valuation period are taken into account.)

(c) is the daily mortality and expense risks charge, administrative charge and any applicable distribution charge relating to the contracts, times the number of calendar days in the valuation period.

Illustration of changes in annuity unit values

To show how we determine variable annuity payments from month to month, assume that the account value on the date annuity payments are to begin is enough to fund an annuity with a monthly payment of $363. Also assume that the annuity unit value for the valuation period that includes the due date of the first annuity payment is $1.05. The number of annuity units credited under the contract would be 345.71 (363 divided by 1.05 = 345.71).


If the fourth monthly payment is due in March, and the average annuity unit value for January was $1.10, the annuity payment for March would be the number of units (345.71) times the average annuity unit value ($1.10), or $380.28. If the average annuity unit value was $1 in February, the annuity payment for April would be 345.71 times $1, or $345.71.



FINANCIAL STATEMENTS

The consolidated financial statements of AXA Equitable included herein should be considered only as bearing upon the ability of AXA Equitable to meet its obligations under the contracts.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45
INDEX TO FINANCIAL STATEMENTS


Report of Independent Registered Public Accounting Firm........            FSA-2
Financial Statements:
   Statements of Assets and Liabilities, December 31, 2009.....            FSA-3
   Statements of Operations for the Year Ended December
    31, 2009...................................................           FSA-22
   Statements of Changes in Net Assets for the Years Ended
    December 31, 2009 and 2008.................................           FSA-33
   Notes to Financial Statements...............................           FSA-54


AXA EQUITABLE LIFE INSURANCE COMPANY


INDEX TO CONSOLIDATED FINANCIAL STATEMENTS


Report of Independent Registered Public Accounting Firm...........           F-1
Consolidated Financial Statements:
   Consolidated Balance Sheets, December 31, 2009 and 2008........           F-2
   Consolidated Statements of (Loss) Earnings, Years Ended December
    31, 2009, 2008 and 2007.....................................             F-3
   Consolidated Statements of Equity, Years Ended December 31,
    2009, 2008 and 2007...........................................           F-5
   Consolidated Statements of Comprehensive (Loss) Income, Years
    Ended December 31, 2009, 2008 and 2007........................           F-6
   Consolidated Statements of Cash Flows, Years Ended December
    31, 2009, 2008 and 2007.......................................           F-7
   Notes to Consolidated Financial Statements.....................           F-9



                                     FSA-1

            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors of
AXA Equitable Life Insurance Company
and Contractowners of Separate Account No. 45 of AXA Equitable Life Insurance Company:



In our opinion, the accompanying statements of assets and liabilities and the related statements of operations and of changes in net assets present fairly, in all material respects, the financial position of each of the separate Variable Investment Options of AXA Equitable Life Insurance Company ("AXA Equitable") Separate Account No. 45, as listed in Note 1 to such financial statements at December 31, 2009, and the results of each of their operations and the changes in each of their net assets for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of AXA Equitable's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of investments at December 31, 2009 by correspondence with the underlying funds' transfer agents, provide a reasonable basis for our opinion.



PricewaterhouseCoopers LLP
New York, New York
April 19, 2010

                                     FSA-2

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

STATEMENTS OF ASSETS AND LIABILITIES

DECEMBER 31, 2009


                                                          AXA AGGRESSIVE  AXA CONSERVATIVE
                                                            ALLOCATION       ALLOCATION
                                                         --------------- ------------------
Assets:
Investments in shares of The Trusts, at fair value......   $22,801,969       $39,808,827
Receivable for The Trusts shares sold...................            --            58,498
Receivable for policy-related transactions..............       144,985                --
                                                           -----------       -----------
  Total assets..........................................    22,946,954        39,867,325
                                                           -----------       -----------
Liabilities:
Payable for The Trusts shares purchased.................       144,985                --
Payable for policy-related transactions.................            --            58,498
                                                           -----------       -----------
  Total liabilities.....................................       144,985            58,498
                                                           -----------       -----------
Net Assets..............................................   $22,801,969       $39,808,827
                                                           ===========       ===========
Net Assets:
Accumulation Units......................................    22,789,744        39,801,281
Retained by AXA Equitable in Separate Account No. 45....        12,225             7,546
                                                           -----------       -----------
Total net assets........................................   $22,801,969       $39,808,827
                                                           ===========       ===========
Investments in shares of The Trusts, at cost............   $28,208,323       $40,232,430
The Trusts shares held..................................
 Class A................................................            --                --
 Class B................................................     2,476,825         4,183,214

                                                          AXA CONSERVATIVE-PLUS   AXA MODERATE   AXA MODERATE-PLUS
                                                                ALLOCATION         ALLOCATION        ALLOCATION
                                                         ----------------------- -------------- -------------------
Assets:
Investments in shares of The Trusts, at fair value......       $35,739,380        $243,052,280      $108,534,058
Receivable for The Trusts shares sold...................                --             434,944            90,756
Receivable for policy-related transactions..............            38,420                  --                --
                                                               -----------        ------------      ------------
  Total assets..........................................        35,777,800         243,487,224       108,624,814
                                                               -----------        ------------      ------------
Liabilities:
Payable for The Trusts shares purchased.................            38,420                  --                --
Payable for policy-related transactions.................                --             434,944            90,756
                                                               -----------        ------------      ------------
  Total liabilities.....................................            38,420             434,944            90,756
                                                               -----------        ------------      ------------
Net Assets..............................................       $35,739,380        $243,052,280      $108,534,058
                                                               ===========        ============      ============
Net Assets:
Accumulation Units......................................        35,733,308         242,107,072       108,528,430
Retained by AXA Equitable in Separate Account No. 45....             6,072             945,208             5,628
                                                               -----------        ------------      ------------
Total net assets........................................       $35,739,380        $243,052,280      $108,534,058
                                                               ===========        ============      ============
Investments in shares of The Trusts, at cost............       $38,037,036        $278,402,080      $138,102,200
The Trusts shares held..................................
 Class A................................................                --           2,295,808                --
 Class B................................................         3,855,734          16,795,656        11,191,959

                                                          EQ/ALLIANCEBERNSTEIN
                                                              INTERNATIONAL
                                                         ----------------------
Assets:
Investments in shares of The Trusts, at fair value......       $79,735,546
Receivable for The Trusts shares sold...................            17,876
Receivable for policy-related transactions..............                --
                                                               -----------
  Total assets..........................................        79,753,422
                                                               -----------
Liabilities:
Payable for The Trusts shares purchased.................                --
Payable for policy-related transactions.................            17,876
                                                               -----------
  Total liabilities.....................................            17,876
                                                               -----------
Net Assets..............................................       $79,735,546
                                                               ===========
Net Assets:
Accumulation Units......................................        79,703,613
Retained by AXA Equitable in Separate Account No. 45....            31,933
                                                               -----------
Total net assets........................................       $79,735,546
                                                               ===========
Investments in shares of The Trusts, at cost............       $92,956,268
The Trusts shares held..................................
 Class A................................................         1,101,784
 Class B................................................         8,573,379

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-3

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2009


                                                              EQ/ALLIANCEBERNSTEIN  EQ/AXA FRANKLIN   EQ/BLACKROCK
                                                                    ALL CAP           SMALL CAP        BASIC VALUE
                                                                     GROWTH           VALUE CORE         EQUITY
                                                             --------------------- ----------------- --------------
Assets:
Investments in shares of The Trusts, at fair value..........      $49,688,762          $1,272,332     $74,186,864
Receivable for The Trusts shares sold.......................               --                  49         100,682
Receivable for policy-related transactions..................            4,242                  --              --
                                                                  -----------          ----------     -----------
  Total assets..............................................       49,693,004           1,272,381      74,287,546
                                                                  -----------          ----------     -----------
Liabilities:
Payable for The Trusts shares purchased.....................            4,242                  --              --
Payable for policy-related transactions.....................               --                  49         100,682
                                                                  -----------          ----------     -----------
  Total liabilities.........................................            4,242                  49         100,682
                                                                  -----------          ----------     -----------
Net Assets..................................................      $49,688,762          $1,272,332     $74,186,864
                                                                  ===========          ==========     ===========
Net Assets:
Accumulation Units..........................................       49,651,483           1,272,206      74,155,337
Retained by AXA Equitable in Separate Account No. 45........           37,279                 126          31,527
                                                                  -----------          ----------     -----------
Total net assets............................................      $49,688,762          $1,272,332     $74,186,864
                                                                  ===========          ==========     ===========
Investments in shares of The Trusts, at cost................      $57,766,849          $1,042,417     $84,866,804
The Trusts shares held......................................
 Class A....................................................          140,942                  --              --
 Class B....................................................        4,035,088             154,347       6,014,312

                                                                  EQ/BLACKROCK      EQ/BOSTON ADVISORS        EQ/CALVERT
                                                              INTERNATIONAL VALUE      EQUITY INCOME     SOCIALLY RESPONSIBLE
                                                             --------------------- -------------------- ---------------------
Assets:
Investments in shares of The Trusts, at fair value..........      $38,355,856           $6,731,469             $604,691
Receivable for The Trusts shares sold.......................            5,972                1,528                   24
Receivable for policy-related transactions..................               --                   --                   --
                                                                  -----------           ----------             --------
  Total assets..............................................       38,361,828            6,732,997              604,715
                                                                  -----------           ----------             --------
Liabilities:
Payable for The Trusts shares purchased.....................               --                   --                   --
Payable for policy-related transactions.....................            5,972                1,528                   24
                                                                  -----------           ----------             --------
  Total liabilities.........................................            5,972                1,528                   24
                                                                  -----------           ----------             --------
Net Assets..................................................      $38,355,856           $6,731,469             $604,691
                                                                  ===========           ==========             ========
Net Assets:
Accumulation Units..........................................       38,323,048            6,698,385              595,264
Retained by AXA Equitable in Separate Account No. 45........           32,808               33,084                9,427
                                                                  -----------           ----------             --------
Total net assets............................................      $38,355,856           $6,731,469             $604,691
                                                                  ===========           ==========             ========
Investments in shares of The Trusts, at cost................      $50,183,585           $7,795,213             $779,568
The Trusts shares held......................................
 Class A....................................................               --                   --                   --
 Class B....................................................        3,450,121            1,445,391               94,545

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-4

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2009


                                                                 EQ/CAPITAL         EQ/CAPITAL
                                                              GUARDIAN GROWTH   GUARDIAN RESEARCH
                                                             ----------------- -------------------
Assets:
Investments in shares of The Trusts, at fair value..........     $3,712,640        $37,926,302
Receivable for The Trusts shares sold.......................            151              9,489
Receivable for policy-related transactions..................             --                 --
                                                                 ----------        -----------
  Total assets..............................................      3,712,791         37,935,791
                                                                 ----------        -----------
Liabilities:
Payable for The Trusts shares purchased.....................             --                 --
Payable for policy-related transactions.....................            151              9,489
                                                                 ----------        -----------
  Total liabilities.........................................            151              9,489
                                                                 ----------        -----------
Net Assets..................................................     $3,712,640        $37,926,302
                                                                 ==========        ===========
Net Assets:
Accumulation Units..........................................      3,700,679         37,885,976
Retained by AXA Equitable in Separate Account No. 45........         11,961             40,326
                                                                 ----------        -----------
Total net assets............................................     $3,712,640        $37,926,302
                                                                 ==========        ===========
Investments in shares of The Trusts, at cost................     $4,256,933        $45,408,194
The Trusts shares held......................................
 Class A....................................................             --                 --
 Class B....................................................        317,646          3,587,418

                                                                EQ/COMMON        EQ/CORE     EQ/DAVIS NEW     EQ/EQUITY
                                                               STOCK INDEX     BOND INDEX    YORK VENTURE     500 INDEX
                                                             --------------- -------------- -------------- --------------
Assets:
Investments in shares of The Trusts, at fair value..........  $206,527,716    $33,044,927     $5,622,755    $67,348,614
Receivable for The Trusts shares sold.......................        53,236          2,516          7,672         86,358
Receivable for policy-related transactions..................            --             --             --             --
                                                              ------------    -----------     ----------    -----------
  Total assets..............................................   206,580,952     33,047,443      5,630,427     67,434,972
                                                              ------------    -----------     ----------    -----------
Liabilities:
Payable for The Trusts shares purchased.....................            --             --             --             --
Payable for policy-related transactions.....................        53,236          2,516          7,672         86,358
                                                              ------------    -----------     ----------    -----------
  Total liabilities.........................................        53,236          2,516          7,672         86,358
                                                              ------------    -----------     ----------    -----------
Net Assets..................................................  $206,527,716    $33,044,927     $5,622,755    $67,348,614
                                                              ============    ===========     ==========    ===========
Net Assets:
Accumulation Units..........................................   206,514,302     33,039,260      5,622,146     67,292,951
Retained by AXA Equitable in Separate Account No. 45........        13,414          5,667            609         55,663
                                                              ------------    -----------     ----------    -----------
Total net assets............................................  $206,527,716    $33,044,927     $5,622,755    $67,348,614
                                                              ============    ===========     ==========    ===========
Investments in shares of The Trusts, at cost................  $286,021,959    $37,008,406     $5,751,181    $79,758,589
The Trusts shares held......................................
 Class A....................................................     2,121,026             --             --             --
 Class B....................................................    12,657,685      3,514,988        640,492      3,481,591

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-5

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2009


                                                               EQ/EQUITY    EQ/EVERGREEN    EQ/FRANKLIN
                                                              GROWTH PLUS       OMEGA      CORE BALANCED
                                                             ------------- -------------- ---------------
Assets:
Investments in shares of The Trusts, at fair value..........  $38,259,946   $11,690,017     $16,864,151
Receivable for The Trusts shares sold.......................        4,383            --           3,033
Receivable for policy-related transactions..................           --       127,550              --
                                                              -----------   -----------     -----------
  Total assets..............................................   38,264,329    11,817,567      16,867,184
                                                              -----------   -----------     -----------
Liabilities:
Payable for The Trusts shares purchased.....................           --       127,550              --
Payable for policy-related transactions.....................        4,383            --           3,052
                                                              -----------   -----------     -----------
  Total liabilities.........................................        4,383       127,550           3,052
                                                              -----------   -----------     -----------
Net Assets..................................................  $38,259,946   $11,690,017     $16,864,132
                                                              ===========   ===========     ===========
Net Assets:
Accumulation Units..........................................   38,192,315    11,686,058      16,863,876
Retained by AXA Equitable in Separate Account No. 45........       67,631         3,959             256
                                                              -----------   -----------     -----------
Total net assets............................................  $38,259,946   $11,690,017     $16,864,132
                                                              ===========   ===========     ===========
Investments in shares of The Trusts, at cost................  $46,160,338   $10,748,668     $18,842,628
The Trusts shares held......................................
 Class A....................................................           --            --              --
 Class B....................................................    2,942,629     1,298,955       2,124,908

                                                                   EQ/FRANKLIN       EQ/GAMCO MERGERS   EQ/GAMCO SMALL
                                                              TEMPLETON ALLOCATION   AND ACQUISITIONS    COMPANY VALUE
                                                             ---------------------- ------------------ ----------------
Assets:
Investments in shares of The Trusts, at fair value..........       $5,402,585           $5,453,539        $25,336,597
Receivable for The Trusts shares sold.......................              214               74,965                 --
Receivable for policy-related transactions..................               --                   --             39,191
                                                                   ----------           ----------        -----------
  Total assets..............................................        5,402,799            5,528,504         25,375,788
                                                                   ----------           ----------        -----------
Liabilities:
Payable for The Trusts shares purchased.....................               --                   --             39,191
Payable for policy-related transactions.....................              214               74,965                 --
                                                                   ----------           ----------        -----------
  Total liabilities.........................................              214               74,965             39,191
                                                                   ----------           ----------        -----------
Net Assets..................................................       $5,402,585           $5,453,539        $25,336,597
                                                                   ==========           ==========        ===========
Net Assets:
Accumulation Units..........................................        5,402,094            5,449,971         25,260,251
Retained by AXA Equitable in Separate Account No. 45........              491                3,568             76,346
                                                                   ----------           ----------        -----------
Total net assets............................................       $5,402,585           $5,453,539        $25,336,597
                                                                   ==========           ==========        ===========
Investments in shares of The Trusts, at cost................       $5,769,652           $5,450,650        $24,155,766
The Trusts shares held......................................
 Class A....................................................               --                   --                 --
 Class B....................................................          750,839              467,577            857,083

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-6

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2009


                                                                                                   EQ/INTERMEDIATE
                                                                EQ/GLOBAL         EQ/GLOBAL        GOVERNMENT BOND
                                                                BOND PLUS    MULTI-SECTOR EQUITY        INDEX
                                                             -------------- --------------------- -----------------
Assets:
Investments in shares of The Trusts, at fair value..........  $14,347,559        $64,332,964         $60,955,017
Receivable for The Trusts shares sold.......................           --             86,127               4,957
Receivable for policy-related transactions..................       17,782                 --                  --
                                                              -----------        -----------         -----------
  Total assets..............................................   14,365,341         64,419,091          60,959,974
                                                              -----------        -----------         -----------
Liabilities:
Payable for The Trusts shares purchased.....................       17,782                 --                  --
Payable for policy-related transactions.....................           --             86,127               4,957
                                                              -----------        -----------         -----------
  Total liabilities.........................................       17,782             86,127               4,957
                                                              -----------        -----------         -----------
Net Assets..................................................  $14,347,559        $64,332,964         $60,955,017
                                                              ===========        ===========         ===========
Net Assets:
Accumulation Units..........................................   14,346,978         64,295,998          60,937,907
Retained by AXA Equitable in Separate Account No. 45........          581             36,966              17,110
                                                              -----------        -----------         -----------
Total net assets............................................  $14,347,559        $64,332,964         $60,955,017
                                                              ===========        ===========         ===========
Investments in shares of The Trusts, at cost................  $15,239,250        $78,953,279         $63,104,607
The Trusts shares held......................................
 Class A....................................................           --                 --             280,070
 Class B....................................................    1,489,993          5,687,722           6,108,306

                                                              EQ/INTERNATIONAL   EQ/INTERNATIONAL       EQ/JPMORGAN
                                                                  CORE PLUS           GROWTH        VALUE OPPORTUNITIES
                                                             ------------------ ------------------ --------------------
Assets:
Investments in shares of The Trusts, at fair value..........     $16,791,990        $8,590,879          $16,488,742
Receivable for The Trusts shares sold.......................              --             1,623                  154
Receivable for policy-related transactions..................          46,381                --                   --
                                                                 -----------        ----------          -----------
  Total assets..............................................      16,838,371         8,592,502           16,488,896
                                                                 -----------        ----------          -----------
Liabilities:
Payable for The Trusts shares purchased.....................          46,381                --                   --
Payable for policy-related transactions.....................              --             1,623                  154
                                                                 -----------        ----------          -----------
  Total liabilities.........................................          46,381             1,623                  154
                                                                 -----------        ----------          -----------
Net Assets..................................................     $16,791,990        $8,590,879          $16,488,742
                                                                 ===========        ==========          ===========
Net Assets:
Accumulation Units..........................................      16,755,417         8,589,112           16,483,747
Retained by AXA Equitable in Separate Account No. 45........          36,573             1,767                4,995
                                                                 -----------        ----------          -----------
Total net assets............................................     $16,791,990        $8,590,879          $16,488,742
                                                                 ===========        ==========          ===========
Investments in shares of The Trusts, at cost................     $19,694,054        $8,684,640          $21,748,876
The Trusts shares held......................................
 Class A....................................................              --                --                   --
 Class B....................................................       1,874,473         1,507,060            1,867,273

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-7

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2009


                                                              EQ/LARGE CAP  EQ/LARGE CAP   EQ/LARGE CAP
                                                               CORE PLUS    GROWTH INDEX    GROWTH PLUS
                                                             ------------- -------------- --------------
Assets:
Investments in shares of The Trusts, at fair value..........  $5,400,334    $44,647,999    $51,473,363
Receivable for The Trusts shares sold.......................       3,215         31,478         38,823
Receivable for policy-related transactions..................          --             --             --
                                                              ----------    -----------    -----------
  Total assets..............................................   5,403,549     44,679,477     51,512,186
                                                              ----------    -----------    -----------
Liabilities:
Payable for The Trusts shares purchased.....................          --             --             --
Payable for policy-related transactions.....................       3,215         31,478         38,823
                                                              ----------    -----------    -----------
  Total liabilities.........................................       3,215         31,478         38,823
                                                              ----------    -----------    -----------
Net Assets..................................................  $5,400,334    $44,647,999    $51,473,363
                                                              ==========    ===========    ===========
Net Assets:
Accumulation Units..........................................   5,394,687     44,635,350     51,466,074
Retained by AXA Equitable in Separate Account No. 45........       5,647         12,649          7,289
                                                              ----------    -----------    -----------
Total net assets............................................  $5,400,334    $44,647,999    $51,473,363
                                                              ==========    ===========    ===========
Investments in shares of The Trusts, at cost................  $6,850,618    $45,963,017    $62,544,278
The Trusts shares held......................................
 Class A....................................................          --             --             --
 Class B....................................................     784,451      5,995,756      3,527,636

                                                              EQ/LARGE CAP   EQ/LARGE CAP    EQ/LORD ABBETT
                                                               VALUE INDEX    VALUE PLUS    GROWTH AND INCOME
                                                             -------------- -------------- ------------------
Assets:
Investments in shares of The Trusts, at fair value..........   $2,551,659    $181,550,395      $2,282,551
Receivable for The Trusts shares sold.......................           99          81,568              91
Receivable for policy-related transactions..................           --              --              --
                                                               ----------    ------------      ----------
  Total assets..............................................    2,551,758     181,631,963       2,282,642
                                                               ----------    ------------      ----------
Liabilities:
Payable for The Trusts shares purchased.....................           --              --              --
Payable for policy-related transactions.....................           99          81,568              91
                                                               ----------    ------------      ----------
  Total liabilities.........................................           99          81,568              91
                                                               ----------    ------------      ----------
Net Assets..................................................   $2,551,659    $181,550,395      $2,282,551
                                                               ==========    ============      ==========
Net Assets:
Accumulation Units..........................................    2,550,750     181,482,787       2,281,013
Retained by AXA Equitable in Separate Account No. 45........          909          67,608           1,538
                                                               ----------    ------------      ----------
Total net assets............................................   $2,551,659    $181,550,395      $2,282,551
                                                               ==========    ============      ==========
Investments in shares of The Trusts, at cost................   $3,352,043    $272,691,348      $2,604,384
The Trusts shares held......................................
 Class A....................................................           --       1,720,284              --
 Class B....................................................      549,249      18,173,727         258,038

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-8

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2009


                                                              EQ/LORD ABBETT    EQ/MID CAP     EQ/MID CAP
                                                              LARGE CAP CORE       INDEX       VALUE PLUS
                                                             ---------------- -------------- --------------
Assets:
Investments in shares of The Trusts, at fair value..........    $3,825,501     $30,593,857    $64,388,389
Receivable for The Trusts shares sold.......................           149           6,462         44,359
Receivable for policy-related transactions..................            --              --             --
                                                                ----------     -----------    -----------
  Total assets..............................................     3,825,650      30,600,319     64,432,748
                                                                ----------     -----------    -----------
Liabilities:
Payable for The Trusts shares purchased.....................            --              --             --
Payable for policy-related transactions.....................           149           6,462         44,359
                                                                ----------     -----------    -----------
  Total liabilities.........................................           149           6,462         44,359
                                                                ----------     -----------    -----------
Net Assets..................................................    $3,825,501     $30,593,857    $64,388,389
                                                                ==========     ===========    ===========
Net Assets:
Accumulation Units..........................................     3,824,518      30,584,840     64,362,335
Retained by AXA Equitable in Separate Account No. 45........           983           9,017         26,054
                                                                ----------     -----------    -----------
Total net assets............................................    $3,825,501     $30,593,857    $64,388,389
                                                                ==========     ===========    ===========
Investments in shares of The Trusts, at cost................    $3,388,398     $44,849,793    $90,681,869
The Trusts shares held......................................
 Class A....................................................            --              --             --
 Class B....................................................       358,960       4,599,390      7,843,565

                                                                EQ/MONEY       EQ/MONTAG &        EQ/MUTUAL
                                                                 MARKET      CALDWELL GROWTH   LARGE CAP EQUITY
                                                             -------------- ----------------- -----------------
Assets:
Investments in shares of The Trusts, at fair value..........  $99,726,699       $7,932,052        $4,004,728
Receivable for The Trusts shares sold.......................      137,259           66,216            13,854
Receivable for policy-related transactions..................           --               --                --
                                                              -----------       ----------        ----------
  Total assets..............................................   99,863,958        7,998,268         4,018,582
                                                              -----------       ----------        ----------
Liabilities:
Payable for The Trusts shares purchased.....................           --               --                --
Payable for policy-related transactions.....................      137,259           66,216            13,854
                                                              -----------       ----------        ----------
  Total liabilities.........................................      137,259           66,216            13,854
                                                              -----------       ----------        ----------
Net Assets..................................................  $99,726,699       $7,932,052        $4,004,728
                                                              ===========       ==========        ==========
Net Assets:
Accumulation Units..........................................   99,701,447        7,930,006         4,004,531
Retained by AXA Equitable in Separate Account No. 45........       25,252            2,046               197
                                                              -----------       ----------        ----------
Total net assets............................................  $99,726,699       $7,932,052        $4,004,728
                                                              ===========       ==========        ==========
Investments in shares of The Trusts, at cost................  $99,732,218       $7,377,508        $4,951,726
The Trusts shares held......................................
 Class A....................................................    7,954,068               --                --
 Class B....................................................   91,765,554        1,394,441           499,907

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-9

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2009


                                                              EQ/OPPENHEIMER  EQ/PIMCO ULTRA    EQ/QUALITY
                                                                  GLOBAL        SHORT BOND       BOND PLUS
                                                             --------------- ---------------- --------------
Assets:
Investments in shares of The Trusts, at fair value..........    $3,289,720      $45,895,013    $19,537,920
Receivable for The Trusts shares sold.......................            --           36,256          8,275
Receivable for policy-related transactions..................        30,169               --             --
                                                                ----------      -----------    -----------
  Total assets..............................................     3,319,889       45,931,269     19,546,195
                                                                ----------      -----------    -----------
Liabilities:
Payable for The Trusts shares purchased.....................        30,150               --             --
Payable for policy-related transactions.....................            --           36,256          8,275
                                                                ----------      -----------    -----------
  Total liabilities.........................................        30,150           36,256          8,275
                                                                ----------      -----------    -----------
Net Assets..................................................    $3,289,739      $45,895,013    $19,537,920
                                                                ==========      ===========    ===========
Net Assets:
Accumulation Units..........................................     3,289,739       45,893,200     19,530,425
Retained by AXA Equitable in Separate Account No. 45........                          1,813          7,495
                                                                ----------      -----------    -----------
Total net assets............................................    $3,289,739      $45,895,013    $19,537,920
                                                                ==========      ===========    ===========
Investments in shares of The Trusts, at cost................    $3,072,425      $47,108,522    $19,816,175
The Trusts shares held......................................
 Class A....................................................            --               --             --
 Class B....................................................       357,005        4,632,464      2,176,266

                                                                 EQ/SMALL     EQ/T. ROWE PRICE   EQ/TEMPLETON
                                                              COMPANY INDEX     GROWTH STOCK     GLOBAL EQUITY
                                                             --------------- ------------------ --------------
Assets:
Investments in shares of The Trusts, at fair value..........   $18,719,214       $12,997,824      $2,854,705
Receivable for The Trusts shares sold.......................         5,688            24,642              --
Receivable for policy-related transactions..................            --                --           4,524
                                                               -----------       -----------      ----------
  Total assets..............................................    18,724,902        13,022,466       2,859,229
                                                               -----------       -----------      ----------
Liabilities:
Payable for The Trusts shares purchased.....................            --                --           4,524
Payable for policy-related transactions.....................         5,688            24,642              --
                                                               -----------       -----------      ----------
  Total liabilities.........................................         5,688            24,642           4,524
                                                               -----------       -----------      ----------
Net Assets..................................................   $18,719,214       $12,997,824      $2,854,705
                                                               ===========       ===========      ==========
Net Assets:
Accumulation Units..........................................    18,702,218        12,981,398       2,854,677
Retained by AXA Equitable in Separate Account No. 45........        16,996            16,426              28
                                                               -----------       -----------      ----------
Total net assets............................................   $18,719,214       $12,997,824      $2,854,705
                                                               ===========       ===========      ==========
Investments in shares of The Trusts, at cost................   $23,214,811       $13,014,805      $3,079,337
The Trusts shares held......................................
 Class A....................................................            --                --              --
 Class B....................................................     2,219,513           735,442         351,942

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-10

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2009


                                                              EQ/UBS GROWTH  EQ/VAN KAMPEN    EQ/VAN KAMPEN
                                                               AND INCOME       COMSTOCK     MID CAP GROWTH
                                                             -------------- --------------- ----------------
Assets:
Investments in shares of The Trusts, at fair value..........   $1,593,924      $5,067,413      $15,128,636
Receivable for The Trusts shares sold.......................           --             158               --
Receivable for policy-related transactions..................        7,149              --           50,131
                                                               ----------      ----------      -----------
  Total assets..............................................    1,601,073       5,067,571       15,178,767
                                                               ----------      ----------      -----------
Liabilities:
Payable for The Trusts shares purchased.....................        7,149              --           50,131
Payable for policy-related transactions.....................           --             158               --
                                                               ----------      ----------      -----------
  Total liabilities.........................................        7,149             158           50,131
                                                               ----------      ----------      -----------
Net Assets..................................................   $1,593,924      $5,067,413      $15,128,636
                                                               ==========      ==========      ===========
Net Assets:
Accumulation Units..........................................    1,590,617       5,061,971       15,125,854
Retained by AXA Equitable in Separate Account No. 45........        3,307           5,442            2,782
                                                               ----------      ----------      -----------
Total net assets............................................   $1,593,924      $5,067,413      $15,128,636
                                                               ==========      ==========      ===========
Investments in shares of The Trusts, at cost................   $1,809,416      $5,322,180      $13,147,882
The Trusts shares held......................................
 Class A....................................................           --              --               --
 Class B....................................................      300,666         603,819        1,164,588

                                                                 MULTIMANAGER     MULTIMANAGER       MULTIMANAGER
                                                              AGGRESSIVE EQUITY     CORE BOND    INTERNATIONAL EQUITY
                                                             ------------------- -------------- ---------------------
Assets:
Investments in shares of The Trusts, at fair value..........     $30,447,805      $35,860,319        $14,283,992
Receivable for The Trusts shares sold.......................              --               --                565
Receivable for policy-related transactions..................           6,141            3,754                 --
                                                                 -----------      -----------        -----------
  Total assets..............................................      30,453,946       35,864,073         14,284,557
                                                                 -----------      -----------        -----------
Liabilities:
Payable for The Trusts shares purchased.....................           6,141            3,754                 --
Payable for policy-related transactions.....................              --               --                565
                                                                 -----------      -----------        -----------
  Total liabilities.........................................           6,141            3,754                565
                                                                 -----------      -----------        -----------
Net Assets..................................................     $30,447,805      $35,860,319        $14,283,992
                                                                 ===========      ===========        ===========
Net Assets:
Accumulation Units..........................................      30,428,341       35,823,433         14,272,036
Retained by AXA Equitable in Separate Account No. 45........          19,464           36,886             11,956
                                                                 -----------      -----------        -----------
Total net assets............................................     $30,447,805      $35,860,319        $14,283,992
                                                                 ===========      ===========        ===========
Investments in shares of The Trusts, at cost................     $38,150,817      $35,342,149        $18,682,558
The Trusts shares held......................................
 Class A....................................................         301,052               --                 --
 Class B....................................................       1,019,933        3,481,143          1,346,802

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-11

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2009


                                                              MULTIMANAGER
                                                               LARGE CAP      MULTIMANAGER       MULTIMANAGER
                                                              CORE EQUITY   LARGE CAP GROWTH   LARGE CAP VALUE
                                                             ------------- ------------------ -----------------
Assets:
Investments in shares of The Trusts, at fair value..........  $4,348,946       $5,871,845        $11,494,148
Receivable for The Trusts shares sold.......................         135              236             10,251
Receivable for policy-related transactions..................          --               --                 --
                                                              ----------       ----------        -----------
  Total assets..............................................   4,349,081        5,872,081         11,504,399
                                                              ----------       ----------        -----------
Liabilities:
Payable for The Trusts shares purchased.....................          --               --                 --
Payable for policy-related transactions.....................         135              236             10,251
                                                              ----------       ----------        -----------
  Total liabilities.........................................         135              236             10,251
                                                              ----------       ----------        -----------
Net Assets..................................................  $4,348,946       $5,871,845        $11,494,148
                                                              ==========       ==========        ===========
Net Assets:
Accumulation Units..........................................   4,282,671        5,850,165         11,485,939
Retained by AXA Equitable in Separate Account No. 45........      66,275           21,680              8,209
                                                              ----------       ----------        -----------
Total net assets............................................  $4,348,946       $5,871,845        $11,494,148
                                                              ==========       ==========        ===========
Investments in shares of The Trusts, at cost................  $5,142,883       $7,486,174        $14,961,212
The Trusts shares held......................................
 Class A....................................................          --               --                 --
 Class B....................................................     475,673          815,577          1,318,219

                                                               MULTIMANAGER     MULTIMANAGER     MULTIMANAGER
                                                              MID CAP GROWTH   MID CAP VALUE   MULTI-SECTOR BOND
                                                             ---------------- --------------- ------------------
Assets:
Investments in shares of The Trusts, at fair value..........    $10,637,481     $13,032,270       $40,145,490
Receivable for The Trusts shares sold.......................          1,577             522            15,721
Receivable for policy-related transactions..................             --              --                --
                                                                -----------     -----------       -----------
  Total assets..............................................     10,639,058      13,032,792        40,161,211
                                                                -----------     -----------       -----------
Liabilities:
Payable for The Trusts shares purchased.....................             --              --                --
Payable for policy-related transactions.....................          1,577             522            15,721
                                                                -----------     -----------       -----------
  Total liabilities.........................................          1,577             522            15,721
                                                                -----------     -----------       -----------
Net Assets..................................................    $10,637,481     $13,032,270       $40,145,490
                                                                ===========     ===========       ===========
Net Assets:
Accumulation Units..........................................     10,622,983      13,024,992        40,123,205
Retained by AXA Equitable in Separate Account No. 45........         14,498           7,278            22,285
                                                                -----------     -----------       -----------
Total net assets............................................    $10,637,481     $13,032,270       $40,145,490
                                                                ===========     ===========       ===========
Investments in shares of The Trusts, at cost................    $12,717,984     $13,567,525       $58,218,794
The Trusts shares held......................................
 Class A....................................................             --              --           378,951
 Class B....................................................      1,501,612       1,637,755        10,403,061

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-12

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2009


                                                                  MULTIMANAGER         MULTIMANAGER      MULTIMANAGER
                                                                SMALL CAP GROWTH     SMALL CAP VALUE      TECHNOLOGY
                                                               ------------------   -----------------   --------------
Assets:
Investments in shares of The Trusts, at fair value..........       $5,411,942          $12,186,777       $22,989,384
Receivable for The Trusts shares sold.......................            4,517                   --                --
Receivable for policy-related transactions..................               --                  568            29,740
                                                                   ----------          -----------       -----------
  Total assets..............................................        5,416,459           12,187,345        23,019,124
                                                                   ----------          -----------       -----------
Liabilities:
Payable for The Trusts shares purchased.....................               --                  568            29,740
Payable for policy-related transactions.....................            4,517                   --                --
                                                                   ----------          -----------       -----------
  Total liabilities.........................................            4,517                  568            29,740
                                                                   ----------          -----------       -----------
Net Assets..................................................       $5,411,942          $12,186,777       $22,989,384
                                                                   ==========          ===========       ===========
Net Assets:
Accumulation Units..........................................        5,344,958           12,171,205        22,931,765
Retained by AXA Equitable in Separate Account No. 45........           66,984               15,572            57,619
                                                                   ----------          -----------       -----------
Total net assets............................................       $5,411,942          $12,186,777       $22,989,384
                                                                   ==========          ===========       ===========
Investments in shares of The Trusts, at cost................       $5,997,862          $16,665,079       $21,018,948
The Trusts shares held......................................
 Class A....................................................               --                   --                --
 Class B....................................................          782,595            1,403,703         2,112,557

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-13

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

STATEMENTS OF ASSETS AND LIABILITIES

DECEMBER 31, 2009

                          (Continued)



                                                  Contract charges     Share Class     Unit Value     Units Outstanding (000s)
                                                 ------------------   -------------   ------------   -------------------------
AXA AGGRESSIVE ALLOCATION.....................           0.50%        B                 $ 10.92                   --
AXA AGGRESSIVE ALLOCATION.....................           1.15%        B                 $ 10.51                  502
AXA AGGRESSIVE ALLOCATION.....................           1.35%        B                 $ 10.38                  815
AXA AGGRESSIVE ALLOCATION.....................           1.55%        B                 $ 10.26                  734
AXA AGGRESSIVE ALLOCATION.....................           1.60%        B                 $ 10.23                  148
AXA AGGRESSIVE ALLOCATION.....................           1.70%        B                 $ 11.26                    1

AXA CONSERVATIVE ALLOCATION...................           0.50%        B                 $ 11.40                   --
AXA CONSERVATIVE ALLOCATION...................           1.15%        B                 $ 10.97                  932
AXA CONSERVATIVE ALLOCATION...................           1.35%        B                 $ 10.84                1,165
AXA CONSERVATIVE ALLOCATION...................           1.55%        B                 $ 10.71                1,146
AXA CONSERVATIVE ALLOCATION...................           1.60%        B                 $ 10.67                  432
AXA CONSERVATIVE ALLOCATION...................           1.70%        B                 $ 11.11                    7

AXA CONSERVATIVE-PLUS ALLOCATION..............           0.50%        B                 $ 11.16                   --
AXA CONSERVATIVE-PLUS ALLOCATION..............           1.15%        B                 $ 10.73                  720
AXA CONSERVATIVE-PLUS ALLOCATION..............           1.35%        B                 $ 10.61                  862
AXA CONSERVATIVE-PLUS ALLOCATION..............           1.55%        B                 $ 10.48                  999
AXA CONSERVATIVE-PLUS ALLOCATION..............           1.60%        B                 $ 10.45                  795
AXA CONSERVATIVE-PLUS ALLOCATION..............           1.70%        B                 $ 11.05                    7

AXA MODERATE ALLOCATION.......................           1.15%        A                 $ 50.03                  572
AXA MODERATE ALLOCATION.......................           0.50%        B                 $ 55.12                    1
AXA MODERATE ALLOCATION.......................           1.15%        B                 $ 47.11                  728
AXA MODERATE ALLOCATION.......................           1.35%        B                 $ 44.88                1,783
AXA MODERATE ALLOCATION.......................           1.55%        B                 $ 42.75                1,456
AXA MODERATE ALLOCATION.......................           1.60%        B                 $ 42.24                  868
AXA MODERATE ALLOCATION.......................           1.70%        B                 $ 41.22                    4

AXA MODERATE-PLUS ALLOCATION..................           0.50%        B                 $ 11.30                   --
AXA MODERATE-PLUS ALLOCATION..................           1.15%        B                 $ 10.87                1,954
AXA MODERATE-PLUS ALLOCATION..................           1.35%        B                 $ 10.74                3,362
AXA MODERATE-PLUS ALLOCATION..................           1.55%        B                 $ 10.61                3,411
AXA MODERATE-PLUS ALLOCATION..................           1.60%        B                 $ 10.58                1,415
AXA MODERATE-PLUS ALLOCATION..................           1.70%        B                 $ 11.62                   --

EQ/ALLIANCEBERNSTEIN INTERNATIONAL............           1.15%        A                 $ 13.18                  699
EQ/ALLIANCEBERNSTEIN INTERNATIONAL............           0.50%        B                 $ 14.05                    1
EQ/ALLIANCEBERNSTEIN INTERNATIONAL............           1.15%        B                 $ 12.75                  787
EQ/ALLIANCEBERNSTEIN INTERNATIONAL............           1.35%        B                 $ 12.38                1,967
EQ/ALLIANCEBERNSTEIN INTERNATIONAL............           1.55%        B                 $ 12.01                2,027
EQ/ALLIANCEBERNSTEIN INTERNATIONAL............           1.60%        B                 $ 11.92                  981
EQ/ALLIANCEBERNSTEIN INTERNATIONAL............           1.70%        B                 $ 11.74                    6

EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH.........           1.15%        A                 $ 16.17                  107
EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH.........           0.50%        B                 $ 17.04                    1
EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH.........           1.15%        B                 $ 15.68                  612
EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH.........           1.35%        B                 $ 15.28                  674
EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH.........           1.55%        B                 $ 14.90                1,380
EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH.........           1.60%        B                 $ 14.80                  496
EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH.........           1.70%        B                 $ 14.61                    7

EQ/AXA FRANKLIN SMALL CAP VALUE CORE..........           0.50%        B                 $  8.34                   --
EQ/AXA FRANKLIN SMALL CAP VALUE CORE..........           1.15%        B                 $  8.16                   39
EQ/AXA FRANKLIN SMALL CAP VALUE CORE..........           1.35%        B                 $  8.11                   66
EQ/AXA FRANKLIN SMALL CAP VALUE CORE..........           1.55%        B                 $  8.05                   29
EQ/AXA FRANKLIN SMALL CAP VALUE CORE..........           1.60%        B                 $  8.04                   22
EQ/AXA FRANKLIN SMALL CAP VALUE CORE..........           1.70%        B                 $  8.01                   --

EQ/BLACKROCK BASIC VALUE EQUITY...............           0.50%        B                 $ 21.64                    1
EQ/BLACKROCK BASIC VALUE EQUITY...............           1.15%        B                 $ 19.92                  744
EQ/BLACKROCK BASIC VALUE EQUITY...............           1.35%        B                 $ 19.41                1,356
EQ/BLACKROCK BASIC VALUE EQUITY...............           1.55%        B                 $ 18.92                1,188
EQ/BLACKROCK BASIC VALUE EQUITY...............           1.60%        B                 $ 18.80                  546
EQ/BLACKROCK BASIC VALUE EQUITY...............           1.70%        B                 $ 18.56                   13

                                     FSA-14

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2009


                                            Contract charges     Share Class     Unit Value     Units Outstanding (000s)
                                           ------------------   -------------   ------------   -------------------------
EQ/BLACKROCK INTERNATIONAL VALUE........           0.50%        B                $  20.05                   --
EQ/BLACKROCK INTERNATIONAL VALUE........           1.15%        B                $  18.45                  467
EQ/BLACKROCK INTERNATIONAL VALUE........           1.35%        B                $  17.99                  750
EQ/BLACKROCK INTERNATIONAL VALUE........           1.55%        B                $  17.53                  665
EQ/BLACKROCK INTERNATIONAL VALUE........           1.60%        B                $  17.42                  260
EQ/BLACKROCK INTERNATIONAL VALUE........           1.70%        B                $  17.19                    1

EQ/BOSTON ADVISORS EQUITY INCOME........           0.50%        B                $   5.60                   --
EQ/BOSTON ADVISORS EQUITY INCOME........           1.15%        B                $   5.21                  250
EQ/BOSTON ADVISORS EQUITY INCOME........           1.35%        B                $   5.10                  454
EQ/BOSTON ADVISORS EQUITY INCOME........           1.55%        B                $   4.98                  377
EQ/BOSTON ADVISORS EQUITY INCOME........           1.60%        B                $   4.95                  244
EQ/BOSTON ADVISORS EQUITY INCOME........           1.70%        B                $   4.90                   --

EQ/CALVERT SOCIALLY RESPONSIBLE.........           0.50%        B                $   7.63                   --
EQ/CALVERT SOCIALLY RESPONSIBLE.........           1.15%        B                $   7.12                    6
EQ/CALVERT SOCIALLY RESPONSIBLE.........           1.35%        B                $   6.98                   31
EQ/CALVERT SOCIALLY RESPONSIBLE.........           1.55%        B                $   6.83                   41
EQ/CALVERT SOCIALLY RESPONSIBLE.........           1.60%        B                $   6.80                    8
EQ/CALVERT SOCIALLY RESPONSIBLE.........           1.70%        B                $   6.72                   --

EQ/CAPITAL GUARDIAN GROWTH..............           0.50%        B                $  11.77                   --
EQ/CAPITAL GUARDIAN GROWTH..............           1.15%        B                $  10.83                   46
EQ/CAPITAL GUARDIAN GROWTH..............           1.35%        B                $  10.56                   92
EQ/CAPITAL GUARDIAN GROWTH..............           1.55%        B                $  10.29                  113
EQ/CAPITAL GUARDIAN GROWTH..............           1.60%        B                $  10.22                  105
EQ/CAPITAL GUARDIAN GROWTH..............           1.70%        B                $  10.09                   --

EQ/CAPITAL GUARDIAN RESEARCH............           0.50%        B                $  11.09                    1
EQ/CAPITAL GUARDIAN RESEARCH............           1.15%        B                $  10.34                  745
EQ/CAPITAL GUARDIAN RESEARCH............           1.35%        B                $  10.12                1,405
EQ/CAPITAL GUARDIAN RESEARCH............           1.55%        B                $   9.90                1,088
EQ/CAPITAL GUARDIAN RESEARCH............           1.60%        B                $   9.85                  524
EQ/CAPITAL GUARDIAN RESEARCH............           1.70%        B                $   9.74                    1

EQ/COMMON STOCK INDEX...................           1.15%        A                $ 211.93                  141
EQ/COMMON STOCK INDEX...................           0.50%        B                $ 256.03                    4
EQ/COMMON STOCK INDEX...................           1.15%        B                $ 205.00                  228
EQ/COMMON STOCK INDEX...................           1.35%        B                $ 191.39                  384
EQ/COMMON STOCK INDEX...................           1.55%        B                $ 178.67                  204
EQ/COMMON STOCK INDEX...................           1.60%        B                $ 175.62                  108
EQ/COMMON STOCK INDEX...................           1.70%        B                $ 169.68                    1

EQ/CORE BOND INDEX......................           0.50%        B                $  14.70                    1
EQ/CORE BOND INDEX......................           1.15%        B                $  13.59                  414
EQ/CORE BOND INDEX......................           1.35%        B                $  13.26                  699
EQ/CORE BOND INDEX......................           1.55%        B                $  12.94                  800
EQ/CORE BOND INDEX......................           1.60%        B                $  12.87                  600
EQ/CORE BOND INDEX......................           1.70%        B                $  12.71                    5

EQ/DAVIS NEW YORK VENTURE...............           0.50%        B                $   8.96                   --
EQ/DAVIS NEW YORK VENTURE...............           1.15%        B                $   8.77                  172
EQ/DAVIS NEW YORK VENTURE...............           1.35%        B                $   8.71                  171
EQ/DAVIS NEW YORK VENTURE...............           1.55%        B                $   8.65                  237
EQ/DAVIS NEW YORK VENTURE...............           1.60%        B                $   8.64                   63
EQ/DAVIS NEW YORK VENTURE...............           1.70%        B                $   8.61                    4

EQ/EQUITY 500 INDEX.....................           1.15%        A                $  25.39                   --
EQ/EQUITY 500 INDEX.....................           0.50%        B                $  27.29                   --
EQ/EQUITY 500 INDEX.....................           1.15%        B                $  24.60                  416
EQ/EQUITY 500 INDEX.....................           1.35%        B                $  23.82                1,262

                                     FSA-15

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2009


                                                 Contract charges     Share Class     Unit Value     Units Outstanding (000s)
                                                ------------------   -------------   ------------   -------------------------
EQ/EQUITY 500 INDEX..........................           1.55%        B                 $ 23.07                  761
EQ/EQUITY 500 INDEX..........................           1.60%        B                 $ 22.89                  408
EQ/EQUITY 500 INDEX..........................           1.70%        B                 $ 22.52                    4

EQ/EQUITY GROWTH PLUS........................           0.50%        B                 $ 14.75                   --
EQ/EQUITY GROWTH PLUS........................           1.15%        B                 $ 13.97                  513
EQ/EQUITY GROWTH PLUS........................           1.35%        B                 $ 13.73                  976
EQ/EQUITY GROWTH PLUS........................           1.55%        B                 $ 13.50                  866
EQ/EQUITY GROWTH PLUS........................           1.60%        B                 $ 13.44                  438
EQ/EQUITY GROWTH PLUS........................           1.70%        B                 $ 13.33                    3

EQ/EVERGREEN OMEGA...........................           0.50%        B                 $ 10.64                  157
EQ/EVERGREEN OMEGA...........................           1.15%        B                 $  9.90                  131
EQ/EVERGREEN OMEGA...........................           1.35%        B                 $  9.68                  306
EQ/EVERGREEN OMEGA...........................           1.55%        B                 $  9.47                  430
EQ/EVERGREEN OMEGA...........................           1.60%        B                 $  9.42                  179
EQ/EVERGREEN OMEGA...........................           1.70%        B                 $  9.31                   --

EQ/FRANKLIN CORE BALANCED....................           0.50%        B                 $  9.36                   --
EQ/FRANKLIN CORE BALANCED....................           1.15%        B                 $  9.16                  356
EQ/FRANKLIN CORE BALANCED....................           1.35%        B                 $  9.10                  537
EQ/FRANKLIN CORE BALANCED....................           1.55%        B                 $  9.03                  654
EQ/FRANKLIN CORE BALANCED....................           1.60%        B                 $  9.02                  309
EQ/FRANKLIN CORE BALANCED....................           1.70%        B                 $  8.99                    3

EQ/FRANKLIN TEMPLETON ALLOCATION.............           0.50%        B                 $  7.68                   --
EQ/FRANKLIN TEMPLETON ALLOCATION.............           1.15%        B                 $  7.55                  103
EQ/FRANKLIN TEMPLETON ALLOCATION.............           1.35%        B                 $  7.51                  261
EQ/FRANKLIN TEMPLETON ALLOCATION.............           1.55%        B                 $  7.47                  234
EQ/FRANKLIN TEMPLETON ALLOCATION.............           1.60%        B                 $  7.46                  124
EQ/FRANKLIN TEMPLETON ALLOCATION.............           1.70%        B                 $  7.44                   --

EQ/GAMCO MERGERS AND ACQUISITIONS............           0.50%        B                 $ 12.08                   42
EQ/GAMCO MERGERS AND ACQUISITIONS............           1.15%        B                 $ 11.71                   74
EQ/GAMCO MERGERS AND ACQUISITIONS............           1.35%        B                 $ 11.60                  137
EQ/GAMCO MERGERS AND ACQUISITIONS............           1.55%        B                 $ 11.49                  130
EQ/GAMCO MERGERS AND ACQUISITIONS............           1.60%        B                 $ 11.47                   83
EQ/GAMCO MERGERS AND ACQUISITIONS............           1.70%        B                 $ 11.41                    3

EQ/GAMCO SMALL COMPANY VALUE.................           0.50%        B                 $ 34.01                   37
EQ/GAMCO SMALL COMPANY VALUE.................           1.15%        B                 $ 29.56                  152
EQ/GAMCO SMALL COMPANY VALUE.................           1.35%        B                 $ 28.30                  280
EQ/GAMCO SMALL COMPANY VALUE.................           1.55%        B                 $ 27.10                  280
EQ/GAMCO SMALL COMPANY VALUE.................           1.60%        B                 $ 26.80                  148
EQ/GAMCO SMALL COMPANY VALUE.................           1.70%        B                 $ 26.23                    1

EQ/GLOBAL BOND PLUS..........................           0.50%        B                 $ 11.75                   --
EQ/GLOBAL BOND PLUS..........................           1.15%        B                 $ 11.43                  234
EQ/GLOBAL BOND PLUS..........................           1.35%        B                 $ 11.41                  384
EQ/GLOBAL BOND PLUS..........................           1.55%        B                 $ 11.24                  417
EQ/GLOBAL BOND PLUS..........................           1.60%        B                 $ 11.21                  231
EQ/GLOBAL BOND PLUS..........................           1.70%        B                 $ 11.16                    1

EQ/GLOBAL MULTI-SECTOR EQUITY................           0.50%        B                 $ 18.29                   --
EQ/GLOBAL MULTI-SECTOR EQUITY................           1.15%        B                 $ 16.86                  804
EQ/GLOBAL MULTI-SECTOR EQUITY................           1.35%        B                 $ 16.45                1,252
EQ/GLOBAL MULTI-SECTOR EQUITY................           1.55%        B                 $ 16.04                1,240
EQ/GLOBAL MULTI-SECTOR EQUITY................           1.60%        B                 $ 15.94                  641
EQ/GLOBAL MULTI-SECTOR EQUITY................           1.70%        B                 $ 15.74                    3

EQ/INTERMEDIATE GOVERNMENT BOND INDEX........           1.15%        A                 $ 21.10                  127
EQ/INTERMEDIATE GOVERNMENT BOND INDEX........           0.50%        B                 $ 23.11                   --

                                     FSA-16

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2009


                                                 Contract charges     Share Class     Unit Value     Units Outstanding (000s)
                                                ------------------   -------------   ------------   -------------------------
EQ/INTERMEDIATE GOVERNMENT BOND INDEX........           1.15%        B                 $ 20.44                  279
EQ/INTERMEDIATE GOVERNMENT BOND INDEX........           1.35%        B                 $ 19.68                  690
EQ/INTERMEDIATE GOVERNMENT BOND INDEX........           1.55%        B                 $ 18.94                1,203
EQ/INTERMEDIATE GOVERNMENT BOND INDEX........           1.60%        B                 $ 18.76                  842
EQ/INTERMEDIATE GOVERNMENT BOND INDEX........           1.70%        B                 $ 18.41                   21

EQ/INTERNATIONAL CORE PLUS...................           0.50%        B                 $ 13.14                  108
EQ/INTERNATIONAL CORE PLUS...................           1.15%        B                 $ 12.25                  223
EQ/INTERNATIONAL CORE PLUS...................           1.35%        B                 $ 11.99                  414
EQ/INTERNATIONAL CORE PLUS...................           1.55%        B                 $ 11.73                  418
EQ/INTERNATIONAL CORE PLUS...................           1.60%        B                 $ 11.67                  235
EQ/INTERNATIONAL CORE PLUS...................           1.70%        B                 $ 11.54                   --

EQ/INTERNATIONAL GROWTH......................           0.50%        B                 $ 13.56                   --
EQ/INTERNATIONAL GROWTH......................           1.15%        B                 $ 13.16                  147
EQ/INTERNATIONAL GROWTH......................           1.35%        B                 $ 13.03                  223
EQ/INTERNATIONAL GROWTH......................           1.55%        B                 $ 12.91                  180
EQ/INTERNATIONAL GROWTH......................           1.60%        B                 $ 12.88                  112
EQ/INTERNATIONAL GROWTH......................           1.70%        B                 $ 12.82                   --

EQ/JPMORGAN VALUE OPPORTUNITIES..............           0.50%        B                 $ 13.54                   --
EQ/JPMORGAN VALUE OPPORTUNITIES..............           1.15%        B                 $ 12.46                  419
EQ/JPMORGAN VALUE OPPORTUNITIES..............           1.35%        B                 $ 12.14                  544
EQ/JPMORGAN VALUE OPPORTUNITIES..............           1.55%        B                 $ 11.83                  228
EQ/JPMORGAN VALUE OPPORTUNITIES..............           1.60%        B                 $ 11.76                  154
EQ/JPMORGAN VALUE OPPORTUNITIES..............           1.70%        B                 $ 11.61                   13

EQ/LARGE CAP CORE PLUS.......................           0.50%        B                 $  9.18                    2
EQ/LARGE CAP CORE PLUS.......................           1.15%        B                 $  8.54                   45
EQ/LARGE CAP CORE PLUS.......................           1.35%        B                 $  8.35                  218
EQ/LARGE CAP CORE PLUS.......................           1.55%        B                 $  8.17                  246
EQ/LARGE CAP CORE PLUS.......................           1.60%        B                 $  8.12                  143
EQ/LARGE CAP CORE PLUS.......................           1.70%        B                 $  8.03                   --

EQ/LARGE CAP GROWTH INDEX....................           0.50%        B                 $  7.28                    1
EQ/LARGE CAP GROWTH INDEX....................           1.15%        B                 $  6.79                  532
EQ/LARGE CAP GROWTH INDEX....................           1.35%        B                 $  6.64                2,596
EQ/LARGE CAP GROWTH INDEX....................           1.55%        B                 $  6.50                2,378
EQ/LARGE CAP GROWTH INDEX....................           1.60%        B                 $  6.46                1,275
EQ/LARGE CAP GROWTH INDEX....................           1.70%        B                 $  6.39                   14

EQ/LARGE CAP GROWTH PLUS.....................           0.50%        B                 $ 15.55                    1
EQ/LARGE CAP GROWTH PLUS.....................           1.15%        B                 $ 14.31                  689
EQ/LARGE CAP GROWTH PLUS.....................           1.35%        B                 $ 13.95                1,678
EQ/LARGE CAP GROWTH PLUS.....................           1.55%        B                 $ 13.60                  887
EQ/LARGE CAP GROWTH PLUS.....................           1.60%        B                 $ 13.51                  453
EQ/LARGE CAP GROWTH PLUS.....................           1.70%        B                 $ 13.34                    1

EQ/LARGE CAP VALUE INDEX.....................           0.50%        B                 $  5.42                   --
EQ/LARGE CAP VALUE INDEX.....................           1.15%        B                 $  5.27                   85
EQ/LARGE CAP VALUE INDEX.....................           1.35%        B                 $  5.30                  239
EQ/LARGE CAP VALUE INDEX.....................           1.55%        B                 $  5.18                   80
EQ/LARGE CAP VALUE INDEX.....................           1.60%        B                 $  5.17                   77
EQ/LARGE CAP VALUE INDEX.....................           1.70%        B                 $  5.15                    5

EQ/LARGE CAP VALUE PLUS......................           1.15%        A                 $  6.08                2,585
EQ/LARGE CAP VALUE PLUS......................           0.50%        B                 $ 12.44                    4
EQ/LARGE CAP VALUE PLUS......................           1.15%        B                 $  6.03                4,834
EQ/LARGE CAP VALUE PLUS......................           1.15%        B                 $ 11.50                   --
EQ/LARGE CAP VALUE PLUS......................           1.35%        B                 $ 11.22                4,867
EQ/LARGE CAP VALUE PLUS......................           1.55%        B                 $ 10.95                5,070

                                     FSA-17

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2009


                                            Contract charges     Share Class     Unit Value     Units Outstanding (000s)
                                           ------------------   -------------   ------------   -------------------------
EQ/LARGE CAP VALUE PLUS.................           1.60%        B                 $ 10.89                2,371
EQ/LARGE CAP VALUE PLUS.................           1.70%        B                 $ 10.76                   53

EQ/LORD ABBETT GROWTH AND INCOME........           0.50%        B                 $  9.49                   --
EQ/LORD ABBETT GROWTH AND INCOME........           1.15%        B                 $  9.21                   37
EQ/LORD ABBETT GROWTH AND INCOME........           1.35%        B                 $  9.12                   82
EQ/LORD ABBETT GROWTH AND INCOME........           1.55%        B                 $  9.03                   52
EQ/LORD ABBETT GROWTH AND INCOME........           1.60%        B                 $  9.01                   80
EQ/LORD ABBETT GROWTH AND INCOME........           1.70%        B                 $  8.97                   --

EQ/LORD ABBETT LARGE CAP CORE...........           0.50%        B                 $ 11.25                   --
EQ/LORD ABBETT LARGE CAP CORE...........           1.15%        B                 $ 10.91                   93
EQ/LORD ABBETT LARGE CAP CORE...........           1.35%        B                 $ 10.81                   95
EQ/LORD ABBETT LARGE CAP CORE...........           1.55%        B                 $ 10.71                  110
EQ/LORD ABBETT LARGE CAP CORE...........           1.60%        B                 $ 10.68                   55
EQ/LORD ABBETT LARGE CAP CORE...........           1.70%        B                 $ 10.63                    1

EQ/MID CAP INDEX........................           0.50%        B                 $  9.99                    2
EQ/MID CAP INDEX........................           1.15%        B                 $  9.39                  381
EQ/MID CAP INDEX........................           1.35%        B                 $  9.22                  808
EQ/MID CAP INDEX........................           1.55%        B                 $  9.04                1,483
EQ/MID CAP INDEX........................           1.60%        B                 $  9.00                  670
EQ/MID CAP INDEX........................           1.70%        B                 $  8.92                   12

EQ/MID CAP VALUE PLUS...................           0.50%        B                 $ 15.18                    2
EQ/MID CAP VALUE PLUS...................           1.15%        B                 $ 13.97                1,031
EQ/MID CAP VALUE PLUS...................           1.35%        B                 $ 13.61                1,067
EQ/MID CAP VALUE PLUS...................           1.55%        B                 $ 13.27                1,891
EQ/MID CAP VALUE PLUS...................           1.60%        B                 $ 13.18                  776
EQ/MID CAP VALUE PLUS...................           1.70%        B                 $ 13.01                    7

EQ/MONEY MARKET.........................           1.15%        A                 $ 32.97                  241
EQ/MONEY MARKET.........................           0.00%        B                 $ 44.43                   23
EQ/MONEY MARKET.........................           0.50%        B                 $ 38.52                   --
EQ/MONEY MARKET.........................           1.15%        B                 $ 31.97                  508
EQ/MONEY MARKET.........................           1.35%        B                 $ 30.18                  813
EQ/MONEY MARKET.........................           1.55%        B                 $ 28.48                  807
EQ/MONEY MARKET.........................           1.60%        B                 $ 28.08                  889
EQ/MONEY MARKET.........................           1.70%        B                 $ 27.28                   73

EQ/MONTAG & CALDWELL GROWTH.............           0.50%        B                 $  5.45                   --
EQ/MONTAG & CALDWELL GROWTH.............           1.15%        B                 $  5.07                  294
EQ/MONTAG & CALDWELL GROWTH.............           1.35%        B                 $  4.96                  545
EQ/MONTAG & CALDWELL GROWTH.............           1.55%        B                 $  4.85                  577
EQ/MONTAG & CALDWELL GROWTH.............           1.60%        B                 $  4.82                  196
EQ/MONTAG & CALDWELL GROWTH.............           1.70%        B                 $  4.77                   --

EQ/MUTUAL LARGE CAP EQUITY..............           0.50%        B                 $  8.33                   --
EQ/MUTUAL LARGE CAP EQUITY..............           1.15%        B                 $  8.15                  104
EQ/MUTUAL LARGE CAP EQUITY..............           1.35%        B                 $  8.09                  191
EQ/MUTUAL LARGE CAP EQUITY..............           1.55%        B                 $  8.04                  125
EQ/MUTUAL LARGE CAP EQUITY..............           1.60%        B                 $  8.03                   76
EQ/MUTUAL LARGE CAP EQUITY..............           1.70%        B                 $  8.00                   --

EQ/OPPENHEIMER GLOBAL...................           0.50%        B                 $  9.51                   --
EQ/OPPENHEIMER GLOBAL...................           1.15%        B                 $  9.31                   74
EQ/OPPENHEIMER GLOBAL...................           1.35%        B                 $  9.25                  123
EQ/OPPENHEIMER GLOBAL...................           1.55%        B                 $  9.18                   95
EQ/OPPENHEIMER GLOBAL...................           1.60%        B                 $  9.17                   65
EQ/OPPENHEIMER GLOBAL...................           1.70%        B                 $  9.14                   --

                                     FSA-18

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2009


                                          Contract charges     Share Class     Unit Value     Units Outstanding (000s)
                                         ------------------   -------------   ------------   -------------------------
EQ/PIMCO ULTRA SHORT BOND.............           0.50%        B                 $ 11.36                   --
EQ/PIMCO ULTRA SHORT BOND.............           1.15%        B                 $ 11.02                  735
EQ/PIMCO ULTRA SHORT BOND.............           1.35%        B                 $ 10.91                1,232
EQ/PIMCO ULTRA SHORT BOND.............           1.55%        B                 $ 10.81                1,362
EQ/PIMCO ULTRA SHORT BOND.............           1.60%        B                 $ 10.78                  883
EQ/PIMCO ULTRA SHORT BOND.............           1.70%        B                 $ 10.73                   11

EQ/QUALITY BOND PLUS..................           0.50%        B                 $ 18.73                   --
EQ/QUALITY BOND PLUS..................           1.15%        B                 $ 16.84                  213
EQ/QUALITY BOND PLUS..................           1.35%        B                 $ 16.29                  328
EQ/QUALITY BOND PLUS..................           1.55%        B                 $ 15.77                  392
EQ/QUALITY BOND PLUS..................           1.60%        B                 $ 15.64                  276
EQ/QUALITY BOND PLUS..................           1.70%        B                 $ 15.38                    6

EQ/SMALL COMPANY INDEX................           0.50%        B                 $ 14.88                   --
EQ/SMALL COMPANY INDEX................           1.15%        B                 $ 13.75                  235
EQ/SMALL COMPANY INDEX................           1.35%        B                 $ 13.42                  536
EQ/SMALL COMPANY INDEX................           1.55%        B                 $ 13.10                  435
EQ/SMALL COMPANY INDEX................           1.60%        B                 $ 13.02                  195
EQ/SMALL COMPANY INDEX................           1.70%        B                 $ 12.86                    2

EQ/T. ROWE PRICE GROWTH STOCK.........           0.50%        B                 $ 16.84                    1
EQ/T. ROWE PRICE GROWTH STOCK.........           1.15%        B                 $ 14.63                  110
EQ/T. ROWE PRICE GROWTH STOCK.........           1.35%        B                 $ 14.01                  171
EQ/T. ROWE PRICE GROWTH STOCK.........           1.55%        B                 $ 13.41                  405
EQ/T. ROWE PRICE GROWTH STOCK.........           1.60%        B                 $ 13.27                  265
EQ/T. ROWE PRICE GROWTH STOCK.........           1.70%        B                 $ 12.98                    1

EQ/TEMPLETON GLOBAL EQUITY............           0.50%        B                 $  8.35                   --
EQ/TEMPLETON GLOBAL EQUITY............           1.15%        B                 $  8.17                   84
EQ/TEMPLETON GLOBAL EQUITY............           1.35%        B                 $  8.11                  121
EQ/TEMPLETON GLOBAL EQUITY............           1.55%        B                 $  8.06                  100
EQ/TEMPLETON GLOBAL EQUITY............           1.60%        B                 $  8.04                   48
EQ/TEMPLETON GLOBAL EQUITY............           1.70%        B                 $  8.02                   --

EQ/UBS GROWTH AND INCOME..............           0.50%        B                 $  5.30                   --
EQ/UBS GROWTH AND INCOME..............           1.15%        B                 $  4.93                   53
EQ/UBS GROWTH AND INCOME..............           1.35%        B                 $  4.82                  150
EQ/UBS GROWTH AND INCOME..............           1.55%        B                 $  4.71                  103
EQ/UBS GROWTH AND INCOME..............           1.60%        B                 $  4.69                   25
EQ/UBS GROWTH AND INCOME..............           1.70%        B                 $  4.63                   --

EQ/VAN KAMPEN COMSTOCK................           0.50%        B                 $  9.41                  172
EQ/VAN KAMPEN COMSTOCK................           1.15%        B                 $  9.12                   72
EQ/VAN KAMPEN COMSTOCK................           1.35%        B                 $  9.04                  128
EQ/VAN KAMPEN COMSTOCK................           1.55%        B                 $  8.95                   98
EQ/VAN KAMPEN COMSTOCK................           1.60%        B                 $  8.93                   84
EQ/VAN KAMPEN COMSTOCK................           1.70%        B                 $  8.89                   --

EQ/VAN KAMPEN MID CAP GROWTH..........           0.50%        B                 $ 13.50                   90
EQ/VAN KAMPEN MID CAP GROWTH..........           1.15%        B                 $ 13.09                  214
EQ/VAN KAMPEN MID CAP GROWTH..........           1.35%        B                 $ 12.97                  311
EQ/VAN KAMPEN MID CAP GROWTH..........           1.55%        B                 $ 12.84                  354
EQ/VAN KAMPEN MID CAP GROWTH..........           1.60%        B                 $ 12.81                  196
EQ/VAN KAMPEN MID CAP GROWTH..........           1.70%        B                 $ 12.75                    1

MULTIMANAGER AGGRESSIVE EQUITY........           1.15%        A                 $ 50.65                  151
MULTIMANAGER AGGRESSIVE EQUITY........           0.50%        B                 $ 57.33                   --
MULTIMANAGER AGGRESSIVE EQUITY........           1.15%        B                 $ 49.00                  149
MULTIMANAGER AGGRESSIVE EQUITY........           1.35%        B                 $ 46.68                  181
MULTIMANAGER AGGRESSIVE EQUITY........           1.55%        B                 $ 44.47                   92

                                     FSA-19

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2009


                                              Contract charges     Share Class     Unit Value     Units Outstanding (000s)
                                             ------------------   -------------   ------------   -------------------------
MULTIMANAGER AGGRESSIVE EQUITY............           1.60%        B                 $ 43.93                  66
MULTIMANAGER AGGRESSIVE EQUITY............           1.70%        B                 $ 42.88                   1

MULTIMANAGER CORE BOND....................           0.50%        B                 $ 13.95                 106
MULTIMANAGER CORE BOND....................           1.15%        B                 $ 13.23                 407
MULTIMANAGER CORE BOND....................           1.35%        B                 $ 13.02                 774
MULTIMANAGER CORE BOND....................           1.55%        B                 $ 12.81                 916
MULTIMANAGER CORE BOND....................           1.60%        B                 $ 12.76                 555
MULTIMANAGER CORE BOND....................           1.70%        B                 $ 12.66                   4

MULTIMANAGER INTERNATIONAL EQUITY.........           0.50%        B                 $ 13.43                   1
MULTIMANAGER INTERNATIONAL EQUITY.........           1.15%        B                 $ 12.74                 200
MULTIMANAGER INTERNATIONAL EQUITY.........           1.35%        B                 $ 12.53                 332
MULTIMANAGER INTERNATIONAL EQUITY.........           1.55%        B                 $ 12.33                 365
MULTIMANAGER INTERNATIONAL EQUITY.........           1.60%        B                 $ 12.28                 249
MULTIMANAGER INTERNATIONAL EQUITY.........           1.70%        B                 $ 12.18                  --

MULTIMANAGER LARGE CAP CORE EQUITY........           0.50%        B                 $ 10.67                  --
MULTIMANAGER LARGE CAP CORE EQUITY........           1.15%        B                 $ 10.12                  50
MULTIMANAGER LARGE CAP CORE EQUITY........           1.35%        B                 $  9.96                 109
MULTIMANAGER LARGE CAP CORE EQUITY........           1.55%        B                 $  9.80                 191
MULTIMANAGER LARGE CAP CORE EQUITY........           1.60%        B                 $  9.76                  84
MULTIMANAGER LARGE CAP CORE EQUITY........           1.70%        B                 $  9.68                   1

MULTIMANAGER LARGE CAP GROWTH.............           0.50%        B                 $  8.22                  --
MULTIMANAGER LARGE CAP GROWTH.............           1.15%        B                 $  7.80                 127
MULTIMANAGER LARGE CAP GROWTH.............           1.35%        B                 $  7.68                 192
MULTIMANAGER LARGE CAP GROWTH.............           1.55%        B                 $  7.55                 270
MULTIMANAGER LARGE CAP GROWTH.............           1.60%        B                 $  7.52                 179
MULTIMANAGER LARGE CAP GROWTH.............           1.70%        B                 $  7.46                  --

MULTIMANAGER LARGE CAP VALUE..............           0.50%        B                 $ 11.76                  --
MULTIMANAGER LARGE CAP VALUE..............           1.15%        B                 $ 11.16                 172
MULTIMANAGER LARGE CAP VALUE..............           1.35%        B                 $ 10.98                 323
MULTIMANAGER LARGE CAP VALUE..............           1.55%        B                 $ 10.80                 391
MULTIMANAGER LARGE CAP VALUE..............           1.60%        B                 $ 10.76                 167
MULTIMANAGER LARGE CAP VALUE..............           1.70%        B                 $ 10.67                  --

MULTIMANAGER MID CAP GROWTH...............           0.50%        B                 $ 10.06                  --
MULTIMANAGER MID CAP GROWTH...............           1.15%        B                 $  9.55                 230
MULTIMANAGER MID CAP GROWTH...............           1.35%        B                 $  9.39                 277
MULTIMANAGER MID CAP GROWTH...............           1.55%        B                 $  9.24                 445
MULTIMANAGER MID CAP GROWTH...............           1.60%        B                 $  9.20                 183
MULTIMANAGER MID CAP GROWTH...............           1.70%        B                 $  9.13                   3

MULTIMANAGER MID CAP VALUE................           0.50%        B                 $ 13.24                  --
MULTIMANAGER MID CAP VALUE................           1.15%        B                 $ 12.57                 179
MULTIMANAGER MID CAP VALUE................           1.35%        B                 $ 12.37                 288
MULTIMANAGER MID CAP VALUE................           1.55%        B                 $ 12.17                 395
MULTIMANAGER MID CAP VALUE................           1.60%        B                 $ 12.12                 194
MULTIMANAGER MID CAP VALUE................           1.70%        B                 $ 12.02                   5

MULTIMANAGER MULTI-SECTOR BOND............           1.15%        A                 $ 29.22                  48
MULTIMANAGER MULTI-SECTOR BOND............           0.50%        B                 $ 32.86                  --
MULTIMANAGER MULTI-SECTOR BOND............           1.15%        B                 $ 28.26                 244
MULTIMANAGER MULTI-SECTOR BOND............           1.35%        B                 $ 26.98                 490
MULTIMANAGER MULTI-SECTOR BOND............           1.55%        B                 $ 25.75                 465
MULTIMANAGER MULTI-SECTOR BOND............           1.60%        B                 $ 25.45                 259
MULTIMANAGER MULTI-SECTOR BOND............           1.70%        B                 $ 24.86                   1

MULTIMANAGER SMALL CAP GROWTH.............           0.50%        B                 $  7.50                  --
MULTIMANAGER SMALL CAP GROWTH.............           1.15%        B                 $  6.97                 127

                                     FSA-20

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

STATEMENTS OF ASSETS AND LIABILITIES (Concluded)

DECEMBER 31, 2009


                                         Contract charges     Share Class     Unit Value     Units Outstanding (000s)
                                        ------------------   -------------   ------------   -------------------------
MULTIMANAGER SMALL CAP GROWTH........           1.35%        B                 $  6.82                  279
MULTIMANAGER SMALL CAP GROWTH........           1.55%        B                 $  6.66                  253
MULTIMANAGER SMALL CAP GROWTH........           1.60%        B                 $  6.63                  131
MULTIMANAGER SMALL CAP GROWTH........           1.70%        B                 $  6.55                   --

MULTIMANAGER SMALL CAP VALUE.........           0.50%        B                 $ 14.82                    1
MULTIMANAGER SMALL CAP VALUE.........           1.15%        B                 $ 13.70                  164
MULTIMANAGER SMALL CAP VALUE.........           1.35%        B                 $ 13.37                  327
MULTIMANAGER SMALL CAP VALUE.........           1.55%        B                 $ 13.05                  285
MULTIMANAGER SMALL CAP VALUE.........           1.60%        B                 $ 12.97                  138
MULTIMANAGER SMALL CAP VALUE.........           1.70%        B                 $ 12.81                    2

MULTIMANAGER TECHNOLOGY..............           0.50%        B                 $ 10.80                    1
MULTIMANAGER TECHNOLOGY..............           1.15%        B                 $ 10.25                  244
MULTIMANAGER TECHNOLOGY..............           1.35%        B                 $ 10.08                  469
MULTIMANAGER TECHNOLOGY..............           1.55%        B                 $  9.92                1,106
MULTIMANAGER TECHNOLOGY..............           1.60%        B                 $  9.88                  476
MULTIMANAGER TECHNOLOGY..............           1.70%        B                 $  9.80                    1

----------
The accompanying notes are an integral part of these financial statements.

                                     FSA-21

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2009


                                                      AXA AGGRESSIVE  AXA CONSERVATIVE
                                                        ALLOCATION       ALLOCATION
                                                     --------------- ------------------
Income and Expenses:
 Investment Income:.................................
  Dividends from The Trusts.........................  $     194,185    $     835,515
 Expenses:..........................................
  Less: Asset-based charges.........................        267,242          480,932
                                                      -------------    -------------
Net Investment Income (Loss)........................        (73,057)         354,583
                                                      -------------    -------------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments...............     (3,538,109)      (2,471,786)
  Realized gain distribution from The Trusts........      2,353,848        1,205,045
                                                      -------------    -------------
 Net realized gain (loss)...........................     (1,184,261)      (1,266,741)
                                                      -------------    -------------
 Change in unrealized appreciation
  (depreciation) of investments.....................      5,770,687        3,720,961
                                                      -------------    -------------
Net Realized and Unrealized Gain (Loss) on
 Investments........................................      4,586,426        2,454,220
                                                      -------------    -------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations..........................  $   4,513,369    $   2,808,803
                                                      =============    =============

                                                      AXA CONSERVATIVE-PLUS   AXA MODERATE   AXA MODERATE-PLUS
                                                            ALLOCATION         ALLOCATION        ALLOCATION
                                                     ----------------------- -------------- -------------------
Income and Expenses:
 Investment Income:.................................
  Dividends from The Trusts.........................      $     605,913       $  3,139,144     $  1,293,973
 Expenses:..........................................
  Less: Asset-based charges.........................            439,897          2,852,132        1,352,211
                                                          -------------       ------------     ------------
Net Investment Income (Loss)........................            166,016            287,012          (58,238)
                                                          -------------       ------------     ------------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments...............         (2,557,109)        (5,583,130)      (8,809,459)
  Realized gain distribution from The Trusts........          1,930,155         15,211,660        8,752,482
                                                          -------------       ------------     ------------
 Net realized gain (loss)...........................           (626,954)         9,628,530          (56,977)
                                                          -------------       ------------     ------------
 Change in unrealized appreciation
  (depreciation) of investments.....................          4,414,181         22,573,715       17,618,613
                                                          -------------       ------------     ------------
Net Realized and Unrealized Gain (Loss) on
 Investments........................................          3,787,227         32,202,245       17,561,636
                                                          -------------       ------------     ------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations..........................      $   3,953,243       $ 32,489,257     $ 17,503,398
                                                          =============       ============     ============

                                                      EQ/ALLIANCEBERNSTEIN
                                                          INTERNATIONAL
                                                     ----------------------
Income and Expenses:
 Investment Income:.................................
  Dividends from The Trusts.........................      $  1,717,521
 Expenses:..........................................
  Less: Asset-based charges.........................         1,027,363
                                                          ------------
Net Investment Income (Loss)........................           690,158
                                                          ------------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments...............        (2,785,884)
  Realized gain distribution from The Trusts........                --
                                                          ------------
 Net realized gain (loss)...........................        (2,785,884)
                                                          ------------
 Change in unrealized appreciation
  (depreciation) of investments.....................        18,908,946
                                                          ------------
Net Realized and Unrealized Gain (Loss) on
 Investments........................................        16,123,062
                                                          ------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations..........................      $ 16,813,220
                                                          ============

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-22

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2009


                                                      EQ/ALLIANCEBERNSTEIN  EQ/AXA FRANKLIN   EQ/BLACKROCK
                                                           SMALL CAP           SMALL CAP       BASIC VALUE
                                                             GROWTH            VALUE CORE        EQUITY
                                                     --------------------- ----------------- --------------
Income and Expenses:
 Investment Income:.................................
  Dividends from The Trusts.........................     $      9,960         $    10,744     $  1,663,141
 Expenses:..........................................
  Less: Asset-based charges.........................          629,339              17,921          914,001
                                                         ------------         -----------     ------------
Net Investment Income (Loss)........................         (619,379)             (7,177)         749,140
                                                         ------------         -----------     ------------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments...............       (3,392,140)           (854,837)      (2,692,354)
  Realized gain distribution from The Trusts........               --                  --               --
                                                         ------------         -----------     ------------
 Net realized gain (loss)...........................       (3,392,140)           (854,837)      (2,692,354)
                                                         ------------         -----------     ------------
 Change in unrealized appreciation
  (depreciation) of investments.....................       17,077,062             999,289       18,644,416
                                                         ------------         -----------     ------------
Net Realized and Unrealized Gain (Loss) on
 Investments........................................       13,684,922             144,452       15,952,062
                                                         ------------         -----------     ------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations..........................     $ 13,065,543         $   137,275     $ 16,701,202
                                                         ============         ===========     ============

                                                                              EQ/BOSTON
                                                          EQ/BLACKROCK         ADVISORS          EQ/CALVERT
                                                      INTERNATIONAL VALUE   EQUITY INCOME   SOCIALLY RESPONSIBLE
                                                     --------------------- --------------- ---------------------
Income and Expenses:
 Investment Income:.................................
  Dividends from The Trusts.........................     $     689,362      $     156,548        $   1,270
 Expenses:..........................................
  Less: Asset-based charges.........................           493,315             99,053            7,747
                                                         -------------      -------------        ---------
Net Investment Income (Loss)........................           196,047             57,495           (6,477)
                                                         -------------      -------------        ---------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments...............        (3,334,494)        (1,960,134)         (45,713)
  Realized gain distribution from The Trusts........                --                 --               --
                                                         -------------      -------------        ---------
 Net realized gain (loss)...........................        (3,334,494)        (1,960,134)         (45,713)
                                                         -------------      -------------        ---------
 Change in unrealized appreciation
  (depreciation) of investments.....................        12,082,818          2,574,870          193,357
                                                         -------------      -------------        ---------
Net Realized and Unrealized Gain (Loss) on
 Investments........................................         8,748,324            614,736          147,644
                                                         -------------      -------------        ---------
Net Increase (Decrease) in Net Assets
 Resulting from Operations..........................     $   8,944,371      $     672,231        $ 141,167
                                                         =============      =============        =========

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-23

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2009


                                                         EQ/CAPITAL         EQ/CAPITAL
                                                      GUARDIAN GROWTH   GUARDIAN RESEARCH
                                                     ----------------- -------------------
Income and Expenses:
 Investment Income:.................................
  Dividends from The Trusts.........................    $   10,718        $     381,647
 Expenses:..........................................
  Less: Asset-based charges.........................        51,990              484,085
                                                        ----------        -------------
Net Investment Income (Loss)........................       (41,272)            (102,438)
                                                        ----------        -------------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments...............      (814,283)          (1,110,388)
  Realized gain distribution from The Trusts........            --                   --
                                                        ----------        -------------
 Net realized gain (loss)...........................      (814,283)          (1,110,388)
                                                        ----------        -------------
 Change in unrealized appreciation
  (depreciation) of investments.....................     2,080,973           10,245,836
                                                        ----------        -------------
Net Realized and Unrealized Gain (Loss) on
 Investments........................................     1,266,690            9,135,448
                                                        ----------        -------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations..........................    $1,225,418        $   9,033,010
                                                        ==========        =============

                                                                                          EQ/DAVIS
                                                         EQ/COMMON        EQ/CORE         NEW YORK       EQ/EQUITY
                                                        STOCK INDEX      BOND INDEX       VENTURE        500 INDEX
                                                     ---------------- --------------- --------------- ---------------
Income and Expenses:
 Investment Income:.................................
  Dividends from The Trusts.........................  $    3,205,877   $     777,008   $      81,111   $  1,137,572
 Expenses:..........................................
  Less: Asset-based charges.........................       2,478,659         452,674          66,280        854,420
                                                      --------------   -------------   -------------   ------------
Net Investment Income (Loss)........................         727,218         324,334          14,831        283,152
                                                      --------------   -------------   -------------   ------------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments...............     (23,714,636)     (1,705,514)     (1,048,696)    (3,712,104)
  Realized gain distribution from The Trusts........              --              --              --        172,178
                                                      --------------   -------------   -------------   ------------
 Net realized gain (loss)...........................     (23,714,636)     (1,705,514)     (1,048,696)    (3,539,926)
                                                      --------------   -------------   -------------   ------------
 Change in unrealized appreciation
  (depreciation) of investments.....................      66,138,362       1,569,928       2,284,825     16,828,558
                                                      --------------   -------------   -------------   ------------
Net Realized and Unrealized Gain (Loss) on
 Investments........................................      42,423,726        (135,586)      1,236,129     13,288,632
                                                      --------------   -------------   -------------   ------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations..........................  $   43,150,944   $     188,748   $   1,250,960   $ 13,571,784
                                                      ==============   =============   =============   ============

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-24

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2009


                                                        EQ/EQUITY     EQ/EVERGREEN    EQ/FRANKLIN
                                                       GROWTH PLUS        OMEGA      CORE BALANCED
                                                     --------------- -------------- ---------------
Income and Expenses:
 Investment Income:.................................
  Dividends from The Trusts.........................  $     293,217    $   14,549    $     845,257
 Expenses:..........................................
  Less: Asset-based charges.........................        518,072       104,676          206,039
                                                      -------------    ----------    -------------
Net Investment Income (Loss)........................       (224,855)      (90,127)         639,218
                                                      -------------    ----------    -------------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments...............     (3,112,486)     (442,596)      (2,666,938)
  Realized gain distribution from The Trusts........             --            --               --
                                                      -------------    ----------    -------------
 Net realized gain (loss)...........................     (3,112,486)     (442,596)      (2,666,938)
                                                      -------------    ----------    -------------
 Change in unrealized appreciation
  (depreciation) of investments.....................     11,776,067     2,967,147        5,640,971
                                                      -------------    ----------    -------------
Net Realized and Unrealized Gain (Loss) on
 Investments........................................      8,663,581     2,524,551        2,974,033
                                                      -------------    ----------    -------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations..........................  $   8,438,726    $2,434,424    $   3,613,251
                                                      =============    ==========    =============

                                                                               EQ/GAMCO        EQ/GAMCO
                                                           EQ/FRANKLIN        MERGERS AND   SMALL COMPANY
                                                      TEMPLETON ALLOCATION   ACQUISITIONS       VALUE
                                                     ---------------------- -------------- ---------------
Income and Expenses:
 Investment Income:.................................
  Dividends from The Trusts.........................       $  115,240        $        --    $      87,997
 Expenses:..........................................
  Less: Asset-based charges.........................           64,350             66,034          274,246
                                                           ----------        -----------    -------------
Net Investment Income (Loss)........................           50,890            (66,034)        (186,249)
                                                           ----------        -----------    -------------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments...............         (583,939)          (280,166)      (1,326,768)
  Realized gain distribution from The Trusts........               --             26,175               --
                                                           ----------        -----------    -------------
 Net realized gain (loss)...........................         (583,939)          (253,991)      (1,326,768)
                                                           ----------        -----------    -------------
 Change in unrealized appreciation
  (depreciation) of investments.....................        1,658,272          1,011,042        8,290,596
                                                           ----------        -----------    -------------
Net Realized and Unrealized Gain (Loss) on
 Investments........................................        1,074,333            757,051        6,963,828
                                                           ----------        -----------    -------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations..........................       $1,125,223        $   691,017    $   6,777,579
                                                           ==========        ===========    =============

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-25

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2009


                                                                         EQ/GLOBAL     EQ/INTERMEDIATE
                                                        EQ/GLOBAL      MULTI-SECTOR       GOVERNMENT
                                                        BOND PLUS         EQUITY          BOND INDEX
                                                     --------------- ---------------- -----------------
Income and Expenses:
 Investment Income:.................................
  Dividends from The Trusts.........................  $     113,063   $      678,092    $    654,057
 Expenses:..........................................
  Less: Asset-based charges.........................        205,358          759,530       1,023,938
                                                      -------------   --------------    ------------
Net Investment Income (Loss)........................        (92,295)         (81,438)       (369,881)
                                                      -------------   --------------    ------------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments...............     (1,552,791)     (11,717,636)       (795,855)
  Realized gain distribution from The Trusts........         52,015               --              --
                                                      -------------   --------------    ------------
 Net realized gain (loss)...........................     (1,500,776)     (11,717,636)       (795,855)
                                                      -------------   --------------    ------------
 Change in unrealized appreciation
  (depreciation) of investments.....................      1,516,378       32,543,573      (1,665,704)
                                                      -------------   --------------    ------------
Net Realized and Unrealized Gain (Loss) on
 Investments........................................         15,602       20,825,937      (2,461,559)
                                                      -------------   --------------    ------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations..........................  $     (76,693)  $   20,744,499    $ (2,831,440)
                                                      =============   ==============    ============

                                                                                             EQ/JPMORGAN
                                                      EQ/INTERNATIONAL   EQ/INTERNATIONAL       VALUE
                                                          CORE PLUS           GROWTH        OPPORTUNITIES
                                                     ------------------ ------------------ ---------------
Income and Expenses:
 Investment Income:.................................
  Dividends from The Trusts.........................   $     435,669      $      82,506     $     206,355
 Expenses:..........................................
  Less: Asset-based charges.........................         185,449             88,529           209,542
                                                       -------------      -------------     -------------
Net Investment Income (Loss)........................         250,220             (6,023)           (3,187)
                                                       -------------      -------------     -------------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments...............      (2,689,067)        (1,108,777)       (1,552,062)
  Realized gain distribution from The Trusts........              --                 --                --
                                                       -------------      -------------     -------------
 Net realized gain (loss)...........................      (2,689,067)        (1,108,777)       (1,552,062)
                                                       -------------      -------------     -------------
 Change in unrealized appreciation
  (depreciation) of investments.....................       6,517,050          3,047,211         5,451,934
                                                       -------------      -------------     -------------
Net Realized and Unrealized Gain (Loss) on
 Investments........................................       3,827,983          1,938,434         3,899,872
                                                       -------------      -------------     -------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations..........................   $   4,078,203      $   1,932,411     $   3,896,685
                                                       =============      =============     =============

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-26

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2009


                                                      EQ/LARGE CAP  EQ/LARGE CAP   EQ/LARGE CAP
                                                       CORE PLUS    GROWTH INDEX    GROWTH PLUS
                                                     ------------- -------------- --------------
Income and Expenses:
 Investment Income:.................................
  Dividends from The Trusts.........................  $  208,603    $    807,175   $    573,925
 Expenses:..........................................
  Less: Asset-based charges.........................      73,251         569,321        633,265
                                                      ----------    ------------   ------------
Net Investment Income (Loss)........................     135,352         237,854        (59,340)
                                                      ----------    ------------   ------------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments...............    (468,620)     (2,628,560)    (4,970,294)
  Realized gain distribution from The Trusts........          --              --             --
                                                      ----------    ------------   ------------
 Net realized gain (loss)...........................    (468,620)     (2,628,560)    (4,970,294)
                                                      ----------    ------------   ------------
 Change in unrealized appreciation
  (depreciation) of investments.....................   1,426,999      14,112,296     18,194,131
                                                      ----------    ------------   ------------
Net Realized and Unrealized Gain (Loss) on
 Investments........................................     958,379      11,483,736     13,223,837
                                                      ----------    ------------   ------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations..........................  $1,093,731    $ 11,721,590   $ 13,164,497
                                                      ==========    ============   ============

                                                      EQ/LARGE CAP    EQ/LARGE CAP     EQ/LORD ABBETT
                                                       VALUE INDEX     VALUE PLUS     GROWTH AND INCOME
                                                     -------------- ---------------- ------------------
Income and Expenses:
 Investment Income:.................................
  Dividends from The Trusts.........................  $   187,617    $    3,562,240     $    14,649
 Expenses:..........................................
  Less: Asset-based charges.........................       28,168         2,357,766          28,051
                                                      -----------    --------------     -----------
Net Investment Income (Loss)........................      159,449         1,204,474         (13,402)
                                                      -----------    --------------     -----------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments...............     (696,845)      (25,588,821)       (424,800)
  Realized gain distribution from The Trusts........           --                --              --
                                                      -----------    --------------     -----------
 Net realized gain (loss)...........................     (696,845)      (25,588,821)       (424,800)
                                                      -----------    --------------     -----------
 Change in unrealized appreciation
  (depreciation) of investments.....................    1,001,859        53,245,582         760,409
                                                      -----------    --------------     -----------
Net Realized and Unrealized Gain (Loss) on
 Investments........................................      305,014        27,656,761         335,609
                                                      -----------    --------------     -----------
Net Increase (Decrease) in Net Assets
 Resulting from Operations..........................  $   464,463    $   28,861,235     $   322,207
                                                      ===========    ==============     ===========

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-27

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2009


                                                      EQ/LORD ABBETT     EQ/MID CAP      EQ/MID CAP
                                                      LARGE CAP CORE       INDEX         VALUE PLUS
                                                     ---------------- --------------- ---------------
Income and Expenses:
 Investment Income:.................................
  Dividends from The Trusts.........................   $    20,758     $     283,869   $    596,601
 Expenses:..........................................
  Less: Asset-based charges.........................        41,494           400,710        763,760
                                                       -----------     -------------   ------------
Net Investment Income (Loss)........................       (20,736)         (116,841)      (167,159)
                                                       -----------     -------------   ------------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments...............      (374,880)       (5,353,044)    (9,564,692)
  Realized gain distribution from The Trusts........            --                --             --
                                                       -----------     -------------   ------------
 Net realized gain (loss)...........................      (374,880)       (5,353,044)    (9,564,692)
                                                       -----------     -------------   ------------
 Change in unrealized appreciation
  (depreciation) of investments.....................     1,093,520        13,634,696     23,512,563
                                                       -----------     -------------   ------------
Net Realized and Unrealized Gain (Loss) on
 Investments........................................       718,640         8,281,652     13,947,871
                                                       -----------     -------------   ------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations..........................   $   697,904     $   8,164,811   $ 13,780,712
                                                       ===========     =============   ============

                                                         EQ/MONEY       EQ/MONTAG &     EQ/MUTUAL LARGE
                                                          MARKET      CALDWELL GROWTH      CAP EQUITY
                                                     --------------- ----------------- -----------------
Income and Expenses:
 Investment Income:.................................
  Dividends from The Trusts.........................  $     24,395      $   27,212        $     6,577
 Expenses:..........................................
  Less: Asset-based charges.........................     1,794,733          99,666             50,960
                                                      ------------      ----------        -----------
Net Investment Income (Loss)........................    (1,770,338)        (72,454)           (44,383)
                                                      ------------      ----------        -----------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments...............        (9,488)       (921,402)          (764,114)
  Realized gain distribution from The Trusts........            --              --                 --
                                                      ------------      ----------        -----------
 Net realized gain (loss)...........................        (9,488)       (921,402)          (764,114)
                                                      ------------      ----------        -----------
 Change in unrealized appreciation
  (depreciation) of investments.....................         6,317       2,689,326          1,562,902
                                                      ------------      ----------        -----------
Net Realized and Unrealized Gain (Loss) on
 Investments........................................        (3,171)      1,767,924            798,788
                                                      ------------      ----------        -----------
Net Increase (Decrease) in Net Assets
 Resulting from Operations..........................  $ (1,773,509)     $1,695,470        $   754,405
                                                      ============      ==========        ===========

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-28

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2009


                                                                          EQ/PIMCO
                                                      EQ/OPPENHEIMER    ULTRA SHORT
                                                          GLOBAL            BOND
                                                     ---------------- ---------------
Income and Expenses:
 Investment Income:.................................
  Dividends from The Trusts.........................   $    15,659     $     424,242
 Expenses:..........................................
  Less: Asset-based charges.........................        29,874           555,273
                                                       -----------     -------------
Net Investment Income (Loss)........................       (14,215)         (131,031)
                                                       -----------     -------------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments...............      (399,663)       (1,702,466)
  Realized gain distribution from The Trusts........            --            96,887
                                                       -----------     -------------
 Net realized gain (loss)...........................      (399,663)       (1,605,579)
                                                       -----------     -------------
 Change in unrealized appreciation
  (depreciation) of investments.....................     1,089,481         3,613,226
                                                       -----------     -------------
Net Realized and Unrealized Gain (Loss) on
 Investments........................................       689,818         2,007,647
                                                       -----------     -------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations..........................   $   675,603     $   1,876,616
                                                       ===========     =============

                                                                                      EQ/T. ROWE
                                                       EQ/QUALITY       EQ/SMALL         PRICE      EQ/TEMPLETON
                                                        BOND PLUS    COMPANY INDEX   GROWTH STOCK   GLOBAL EQUITY
                                                     -------------- --------------- -------------- --------------
Income and Expenses:
 Investment Income:.................................
  Dividends from The Trusts.........................   $  540,589    $     218,984    $       --    $    37,643
 Expenses:..........................................
  Less: Asset-based charges.........................      215,810          226,138       153,291         35,086
                                                       ----------    -------------    ----------    -----------
Net Investment Income (Loss)........................      324,779           (7,154)     (153,291)         2,557
                                                       ----------    -------------    ----------    -----------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments...............     (813,420)      (2,475,054)     (692,479)      (692,761)
  Realized gain distribution from The Trusts........           --               --            --             --
                                                       ----------    -------------    ----------    -----------
 Net realized gain (loss)...........................     (813,420)      (2,475,054)     (692,479)      (692,761)
                                                       ----------    -------------    ----------    -----------
 Change in unrealized appreciation
  (depreciation) of investments.....................    1,534,501        6,091,064     4,327,048      1,356,524
                                                       ----------    -------------    ----------    -----------
Net Realized and Unrealized Gain (Loss) on
 Investments........................................      721,081        3,616,010     3,634,569        663,763
                                                       ----------    -------------    ----------    -----------
Net Increase (Decrease) in Net Assets
 Resulting from Operations..........................   $1,045,860    $   3,608,856    $3,481,278    $   666,320
                                                       ==========    =============    ==========    ===========

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-29

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2009


                                                            EQ/UBS        EQ/VAN KAMPEN
                                                      GROWTH AND INCOME      COMSTOCK
                                                     ------------------- ---------------
Income and Expenses:
 Investment Income:.................................
  Dividends from The Trusts.........................     $    11,250       $   63,566
 Expenses:..........................................
  Less: Asset-based charges.........................          20,911           50,283
                                                         -----------       ----------
Net Investment Income (Loss)........................          (9,661)          13,283
                                                         -----------       ----------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments...............        (278,211)        (731,851)
  Realized gain distribution from The Trusts........              --               --
                                                         -----------       ----------
 Net realized gain (loss)...........................        (278,211)        (731,851)
                                                         -----------       ----------
 Change in unrealized appreciation
  (depreciation) of investments.....................         709,925        1,759,509
                                                         -----------       ----------
Net Realized and Unrealized Gain (Loss) on
 Investments........................................         431,714        1,027,658
                                                         -----------       ----------
Net Increase (Decrease) in Net Assets
 Resulting from Operations..........................     $   422,053       $1,040,941
                                                         ===========       ==========

                                                      EQ/VAN KAMPEN                                       MULTIMANAGER
                                                         MID CAP         MULTIMANAGER     MULTIMANAGER   INTERNATIONAL
                                                          GROWTH      AGGRESSIVE EQUITY     CORE BOND        EQUITY
                                                     --------------- ------------------- -------------- ---------------
Income and Expenses:
 Investment Income:.................................
  Dividends from The Trusts.........................  $          --     $      43,478      $1,231,935    $     199,141
 Expenses:..........................................
  Less: Asset-based charges.........................        139,889           270,113         496,952          187,552
                                                      -------------     -------------      ----------    -------------
Net Investment Income (Loss)........................       (139,889)         (226,635)        734,983           11,589
                                                      -------------     -------------      ----------    -------------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments...............     (1,440,046)       (2,098,845)       (226,958)      (2,300,258)
  Realized gain distribution from The Trusts........             --                --          89,825               --
                                                      -------------     -------------      ----------    -------------
 Net realized gain (loss)...........................     (1,440,046)       (2,098,845)       (137,133)      (2,300,258)
                                                      -------------     -------------      ----------    -------------
 Change in unrealized appreciation
  (depreciation) of investments.....................      6,048,216         7,560,940       1,682,949        5,561,418
                                                      -------------     -------------      ----------    -------------
Net Realized and Unrealized Gain (Loss) on
 Investments........................................      4,608,170         5,462,095       1,545,816        3,261,160
                                                      -------------     -------------      ----------    -------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations..........................  $   4,468,281     $   5,235,460      $2,280,799    $   3,272,749
                                                      =============     =============      ==========    =============

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-30

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2009


                                                      MULTIMANAGER  MULTIMANAGER    MULTIMANAGER
                                                       LARGE CAP      LARGE CAP      LARGE CAP
                                                      CORE EQUITY      GROWTH          VALUE
                                                     ------------- -------------- ---------------
Income and Expenses:
 Investment Income:.................................
  Dividends from The Trusts.........................  $   53,187     $    8,003    $     189,821
 Expenses:..........................................
  Less: Asset-based charges.........................      41,990         77,149          156,412
                                                      ----------     ----------    -------------
Net Investment Income (Loss)........................      11,197        (69,146)          33,409
                                                      ----------     ----------    -------------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments...............    (267,338)      (884,361)      (2,360,408)
  Realized gain distribution from The Trusts........          --             --               --
                                                      ----------     ----------    -------------
 Net realized gain (loss)...........................    (267,338)      (884,361)      (2,360,408)
                                                      ----------     ----------    -------------
 Change in unrealized appreciation
  (depreciation) of investments.....................   1,281,539      2,565,475        4,340,603
                                                      ----------     ----------    -------------
Net Realized and Unrealized Gain (Loss) on
 Investments........................................   1,014,201      1,681,114        1,980,195
                                                      ----------     ----------    -------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations..........................  $1,025,398     $1,611,968    $   2,013,604
                                                      ==========     ==========    =============

                                                       MULTIMANAGER    MULTIMANAGER    MULTIMANAGER
                                                         MID CAP         MID CAP       MULTI-SECTOR
                                                          GROWTH          VALUE            BOND
                                                     --------------- --------------- ---------------
Income and Expenses:
 Investment Income:.................................
  Dividends from The Trusts.........................  $          --   $     333,126   $   1,761,950
 Expenses:..........................................
  Less: Asset-based charges.........................        135,147         163,225         573,271
                                                      -------------   -------------   -------------
Net Investment Income (Loss)........................       (135,147)        169,901       1,188,679
                                                      -------------   -------------   -------------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments...............     (1,635,179)     (2,087,816)     (4,793,975)
  Realized gain distribution from The Trusts........             --              --              --
                                                      -------------   -------------   -------------
 Net realized gain (loss)...........................     (1,635,179)     (2,087,816)     (4,793,975)
                                                      -------------   -------------   -------------
 Change in unrealized appreciation
  (depreciation) of investments.....................      4,960,198       6,006,961       6,743,685
                                                      -------------   -------------   -------------
Net Realized and Unrealized Gain (Loss) on
 Investments........................................      3,325,019       3,919,145       1,949,710
                                                      -------------   -------------   -------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations..........................  $   3,189,872   $   4,089,046   $   3,138,389
                                                      =============   =============   =============

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-31

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

STATEMENTS OF OPERATIONS (Concluded)

FOR THE YEAR ENDED DECEMBER 31, 2009


                                                          MULTIMANAGER         MULTIMANAGER      MULTIMANAGER
                                                        SMALL CAP GROWTH     SMALL CAP VALUE      TECHNOLOGY
                                                       ------------------   -----------------   --------------
Income and Expenses:
 Investment Income:.................................
  Dividends from The Trusts.........................      $         --        $    110,708        $       --
 Expenses:..........................................
  Less: Asset-based charges.........................            63,689             160,485           275,057
                                                          ------------        ------------        ----------
Net Investment Income (Loss)........................           (63,689)            (49,777)         (275,057)
                                                          ------------        ------------        ----------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments...............        (1,380,678)         (3,220,399)         (979,859)
  Realized gain distribution from The Trusts........                --                  --                --
                                                          ------------        ------------        ----------
 Net realized gain (loss)...........................        (1,380,678)         (3,220,399)         (979,859)
                                                          ------------        ------------        ----------
 Change in unrealized appreciation
  (depreciation) of investments.....................         2,717,524           5,789,851         9,451,248
                                                          ------------        ------------        ----------
Net Realized and Unrealized Gain (Loss) on
 Investments........................................         1,336,846           2,569,452         8,471,389
                                                          ------------        ------------        ----------
Net Increase (Decrease) in Net Assets
 Resulting from Operations..........................      $  1,273,157        $  2,519,675        $8,196,332
                                                          ============        ============        ==========

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-32

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEARS ENDED DECEMBER 31,


                                                           AXA AGGRESSIVE
                                                             ALLOCATION
                                                  --------------------------------
                                                        2009            2008
                                                  --------------- ----------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss)....................  $    (73,057)   $       46,145
 Net realized gain (loss) on investments.........    (1,184,261)           77,075
 Change in unrealized appreciation
  (depreciation) of investments..................     5,770,687       (10,925,209)
                                                   ------------    --------------
 Net Increase (decrease) in net assets from
  operations.....................................     4,513,369       (10,801,989)
                                                   ------------    --------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners..........       218,284           145,112
  Transfers between funds including
   guaranteed interest account, net..............     1,575,537         5,398,802
  Transfers for contract benefits and
   terminations..................................      (951,428)       (1,575,895)
  Contract maintenance charges...................      (108,553)          (91,753)
                                                   ------------    --------------
Net increase (decrease) in net assets from
 contractowners transactions.....................       733,840         3,876,266
                                                   ------------    --------------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account No. 45........            --                --
                                                   ------------    --------------
Increase (Decrease) in Net Assets................     5,247,209        (6,925,723)
Net Assets - Beginning of Period.................    17,554,760        24,480,483
                                                   ------------    --------------
Net Assets - End of Period.......................  $ 22,801,969    $   17,554,760
                                                   ============    ==============
Changes in Units (000's):
Unit Activity 1.15% Class A
 Issued..........................................            --                --
 Redeemed........................................            --                --
                                                   ------------    --------------
 Net Increase (Decrease).........................            --                --
                                                   ------------    --------------
Unit Activity 0.50% to 1.70% Class B
 Issued..........................................           627               838
 Redeemed........................................          (552)             (490)
                                                   ------------    --------------
 Net Increase (Decrease).........................            75               348
                                                   ------------    --------------

                                                         AXA CONSERVATIVE              AXA CONSERVATIVE-PLUS
                                                            ALLOCATION                      ALLOCATION
                                                  ------------------------------- -------------------------------
                                                        2009            2008            2009            2008
                                                  --------------- --------------- --------------- ---------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss)....................  $    354,583    $  1,037,488    $    166,016    $    632,945
 Net realized gain (loss) on investments.........    (1,266,741)       (606,137)       (626,954)       (806,449)
 Change in unrealized appreciation
  (depreciation) of investments..................     3,720,961      (3,810,785)      4,414,181      (6,475,354)
                                                   ------------    ------------    ------------    ------------
 Net Increase (decrease) in net assets from
  operations.....................................     2,808,803      (3,379,434)      3,953,243      (6,648,858)
                                                   ------------    ------------    ------------    ------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners..........       609,673         324,759         238,879         370,809
  Transfers between funds including
   guaranteed interest account, net..............    10,669,676      19,774,695       7,750,640      10,159,491
  Transfers for contract benefits and
   terminations..................................    (5,176,706)     (4,167,724)     (3,348,886)     (3,982,861)
  Contract maintenance charges...................      (131,445)        (70,370)       (107,650)        (71,688)
                                                   ------------    ------------    ------------    ------------
Net increase (decrease) in net assets from
 contractowners transactions.....................     5,971,198      15,861,360       4,532,983       6,475,751
                                                   ------------    ------------    ------------    ------------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account No. 45........            --              --              --              --
                                                   ------------    ------------    ------------    ------------
Increase (Decrease) in Net Assets................     8,780,001      12,481,926       8,486,226        (173,107)
Net Assets - Beginning of Period.................    31,028,826      18,546,900      27,253,154      27,426,261
                                                   ------------    ------------    ------------    ------------
Net Assets - End of Period.......................  $ 39,808,827    $ 31,028,826    $ 35,739,380    $ 27,253,154
                                                   ============    ============    ============    ============
Changes in Units (000's):
Unit Activity 1.15% Class A
 Issued..........................................            --              --              --              --
 Redeemed........................................            --              --              --              --
                                                   ------------    ------------    ------------    ------------
 Net Increase (Decrease).........................            --              --              --              --
                                                   ------------    ------------    ------------    ------------
Unit Activity 0.50% to 1.70% Class B
 Issued..........................................         1,976           2,557           1,333           1,705
 Redeemed........................................        (1,402)         (1,080)           (858)         (1,121)
                                                   ------------    ------------    ------------    ------------
 Net Increase (Decrease).........................           574           1,477             475             584
                                                   ------------    ------------    ------------    ------------

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-33

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                                             AXA MODERATE
                                                              ALLOCATION
                                                  ----------------------------------
                                                        2009              2008
                                                  ---------------- -----------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss)....................  $     287,012    $     5,897,863
 Net realized gain (loss) on investments.........      9,628,530         19,346,096
 Change in unrealized appreciation
  (depreciation) of investments..................     22,573,715       (108,258,241)
                                                   -------------    ---------------
 Net Increase (decrease) in net assets from
  operations.....................................     32,489,257        (83,014,282)
                                                   -------------    ---------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners..........      2,283,099          2,405,491
  Transfers between funds including
   guaranteed interest account, net..............      7,919,506          3,735,495
  Transfers for contract benefits and
   terminations..................................    (21,924,109)       (39,216,453)
  Contract maintenance charges...................       (960,813)          (948,681)
                                                   -------------    ---------------
Net increase (decrease) in net assets from
 contractowners transactions.....................    (12,682,317)       (34,024,148)
                                                   -------------    ---------------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account No. 45........            (35)        (4,515,000)
                                                   -------------    ---------------
Increase (Decrease) in Net Assets................     19,806,905       (121,553,430)
Net Assets - Beginning of Period.................    223,245,375        344,798,805
                                                   -------------    ---------------
Net Assets - End of Period.......................  $ 243,052,280    $   223,245,375
                                                   =============    ===============
Changes in Units (000's):
Unit Activity 1.15% Class A
 Issued..........................................            128                 98
 Redeemed........................................            (98)              (126)
                                                   -------------    ---------------
 Net Increase (Decrease).........................             30                (28)
                                                   -------------    ---------------
Unit Activity 0.50% to 1.70% Class B
 Issued..........................................            445                519
 Redeemed........................................           (822)            (1,288)
                                                   -------------    ---------------
 Net Increase (Decrease).........................           (377)              (769)
                                                   -------------    ---------------

                                                          AXA MODERATE-PLUS                EQ/ALLIANCEBERNSTEIN
                                                             ALLOCATION                       INTERNATIONAL
                                                  --------------------------------- ----------------------------------
                                                        2009             2008             2009              2008
                                                  ---------------- ---------------- ---------------- -----------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss)....................   $    (58,238)   $      907,635   $      690,158   $     1,497,831
 Net realized gain (loss) on investments.........        (56,977)        2,542,134       (2,785,884)        8,353,996
 Change in unrealized appreciation
  (depreciation) of investments..................     17,618,613       (48,476,768)      18,908,946       (94,361,026)
                                                    ------------    --------------   --------------   ---------------
 Net Increase (decrease) in net assets from
  operations.....................................     17,503,398       (45,026,999)      16,813,220       (84,509,199)
                                                    ------------    --------------   --------------   ---------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners..........        671,219           727,685          546,998           669,553
  Transfers between funds including
   guaranteed interest account, net..............      4,321,731        17,506,485       (5,576,368)      (10,042,392)
  Transfers for contract benefits and
   terminations..................................     (5,407,860)       (8,516,171)      (5,350,682)      (13,649,409)
  Contract maintenance charges...................       (434,333)         (378,692)        (353,939)         (441,352)
                                                    ------------    --------------   --------------   ---------------
Net increase (decrease) in net assets from
 contractowners transactions.....................       (849,243)        9,339,307      (10,733,991)      (23,463,600)
                                                    ------------    --------------   --------------   ---------------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account No. 45........             --                --               --          (269,000)
                                                    ------------    --------------   --------------   ---------------
Increase (Decrease) in Net Assets................     16,654,155       (35,687,692)       6,079,229      (108,241,799)
Net Assets - Beginning of Period.................     91,879,903       127,567,595       73,656,317       181,898,116
                                                    ------------    --------------   --------------   ---------------
Net Assets - End of Period.......................   $108,534,058    $   91,879,903   $   79,735,546   $    73,656,317
                                                    ============    ==============   ==============   ===============
Changes in Units (000's):
Unit Activity 1.15% Class A
 Issued..........................................             --                --               39                14
 Redeemed........................................             --                --             (155)             (177)
                                                    ------------    --------------   --------------   ---------------
 Net Increase (Decrease).........................             --                --             (116)             (163)
                                                    ------------    --------------   --------------   ---------------
Unit Activity 0.50% to 1.70% Class B
 Issued..........................................          1,597             2,881              166               339
 Redeemed........................................         (1,781)           (2,196)          (1,073)           (1,668)
                                                    ------------    --------------   --------------   ---------------
 Net Increase (Decrease).........................           (184)              685             (907)           (1,329)
                                                    ------------    --------------   --------------   ---------------

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-34

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                                        EQ/ALLIANCEBERNSTEIN
                                                          SMALL CAP GROWTH
                                                  --------------------------------
                                                        2009            2008
                                                  --------------- ----------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss)....................  $   (619,379)   $     (982,315)
 Net realized gain (loss) on investments.........    (3,392,140)       (1,001,499)
 Change in unrealized appreciation
  (depreciation) of investments..................    17,077,062       (36,738,084)
                                                   ------------    --------------
 Net Increase (decrease) in net assets from
  operations.....................................    13,065,543       (38,721,898)
                                                   ------------    --------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners..........       334,685           386,651
  Transfers between funds including
   guaranteed interest account, net..............    (2,806,083)       (4,317,721)
  Transfers for contract benefits and
   terminations..................................    (3,595,947)       (7,382,378)
  Contract maintenance charges...................      (216,160)         (240,082)
                                                   ------------    --------------
Net increase (decrease) in net assets from
 contractowners transactions.....................    (6,283,505)      (11,553,530)
                                                   ------------    --------------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account No. 45........            --           (23,000)
                                                   ------------    --------------
Increase (Decrease) in Net Assets................     6,782,038       (50,298,428)
Net Assets - Beginning of Period.................    42,906,724        93,205,152
                                                   ------------    --------------
Net Assets - End of Period.......................  $ 49,688,762    $   42,906,724
                                                   ============    ==============
Changes in Units (000's):
Unit Activity 1.15% Class A
 Issued..........................................            14                20
 Redeemed........................................           (41)              (41)
                                                   ------------    --------------
 Net Increase (Decrease).........................           (27)              (21)
                                                   ------------    --------------
Unit Activity 0.50% to 1.70% Class B
 Issued..........................................            93               145
 Redeemed........................................          (573)             (826)
                                                   ------------    --------------
 Net Increase (Decrease).........................          (480)             (681)
                                                   ------------    --------------

                                                      EQ/AXA FRANKLIN SMALL            EQ/BLACKROCK BASIC
                                                         CAP VALUE CORE                   VALUE EQUITY
                                                  ----------------------------- --------------------------------
                                                       2009           2008            2009            2008
                                                  -------------- -------------- --------------- ----------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss)....................   $   (7,177)    $   (5,506)   $    749,140    $      112,262
 Net realized gain (loss) on investments.........     (854,837)      (302,036)     (2,692,354)         (248,838)
 Change in unrealized appreciation
  (depreciation) of investments..................      999,289       (610,370)     18,644,416       (41,345,683)
                                                    ----------     ----------    ------------    --------------
 Net Increase (decrease) in net assets from
  operations.....................................      137,275       (917,912)     16,701,202       (41,482,259)
                                                    ----------     ----------    ------------    --------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners..........       18,446          3,308         230,548           331,435
  Transfers between funds including
   guaranteed interest account, net..............     (949,207)     1,859,084        (596,193)       (7,773,695)
  Transfers for contract benefits and
   terminations..................................      (60,963)      (147,615)     (4,939,940)      (11,572,057)
  Contract maintenance charges...................       (5,916)        (7,088)       (297,657)         (318,944)
                                                    ----------     ----------    ------------    --------------
Net increase (decrease) in net assets from
 contractowners transactions.....................     (997,640)     1,707,689      (5,603,242)      (19,333,261)
                                                    ----------     ----------    ------------    --------------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account No. 45........           --             70              --          (160,000)
                                                    ----------     ----------    ------------    --------------
Increase (Decrease) in Net Assets................     (860,365)       789,847      11,097,960       (60,975,520)
Net Assets - Beginning of Period.................    2,132,697      1,342,850      63,088,904       124,064,424
                                                    ----------     ----------    ------------    --------------
Net Assets - End of Period.......................   $1,272,332     $2,132,697    $ 74,186,864    $   63,088,904
                                                    ==========     ==========    ============    ==============
Changes in Units (000's):
Unit Activity 1.15% Class A
 Issued..........................................           --             --              --                --
 Redeemed........................................           --             --              --                --
                                                    ----------     ----------    ------------    --------------
 Net Increase (Decrease).........................           --             --              --                --
                                                    ----------     ----------    ------------    --------------
Unit Activity 0.50% to 1.70% Class B
 Issued..........................................           87            333             305               234
 Redeemed........................................         (263)          (138)           (661)           (1,194)
                                                    ----------     ----------    ------------    --------------
 Net Increase (Decrease).........................         (176)           195            (356)             (960)
                                                    ----------     ----------    ------------    --------------

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-35

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                                            EQ/BLACKROCK
                                                        INTERNATIONAL VALUE
                                                  --------------------------------
                                                        2009            2008
                                                  --------------- ----------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss)....................  $    196,047    $      336,605
 Net realized gain (loss) on investments.........    (3,334,494)        5,200,749
 Change in unrealized appreciation
  (depreciation) of investments..................    12,082,818       (36,278,703)
                                                   ------------    --------------
 Net Increase (decrease) in net assets from
  operations.....................................     8,944,371       (30,741,349)
                                                   ------------    --------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners..........       183,139           238,871
  Transfers between funds including
   guaranteed interest account, net..............    (2,407,434)       (8,662,764)
  Transfers for contract benefits and
   terminations..................................    (2,979,836)       (6,775,449)
  Contract maintenance charges...................      (175,799)         (192,766)
                                                   ------------    --------------
Net increase (decrease) in net assets from
 contractowners transactions.....................    (5,379,930)      (15,392,108)
                                                   ------------    --------------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account No. 45........            --           (50,000)
                                                   ------------    --------------
Increase (Decrease) in Net Assets................     3,564,441       (46,183,457)
Net Assets - Beginning of Period.................    34,791,415        80,974,872
                                                   ------------    --------------
Net Assets - End of Period.......................  $ 38,355,856    $   34,791,415
                                                   ============    ==============
Changes in Units (000's):
Unit Activity 1.15% Class A
 Issued..........................................            --                --
 Redeemed........................................            --                --
                                                   ------------    --------------
 Net Increase (Decrease).........................            --                --
                                                   ------------    --------------
Unit Activity 0.50% to 1.70% Class B
 Issued..........................................           257               179
 Redeemed........................................          (611)             (949)
                                                   ------------    --------------
 Net Increase (Decrease).........................          (354)             (770)
                                                   ------------    --------------

                                                        EQ/BOSTON ADVISORS                 EQ/CALVERT
                                                           EQUITY INCOME              SOCIALLY RESPONSIBLE
                                                  ------------------------------- ----------------------------
                                                        2009            2008           2009           2008
                                                  --------------- --------------- -------------- -------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss)....................  $      57,495   $      81,949    $ (6,477)     $  (10,442)
 Net realized gain (loss) on investments.........     (1,960,134)       (377,427)    (45,713)        (45,667)
 Change in unrealized appreciation
  (depreciation) of investments..................      2,574,870      (3,375,238)    193,357        (422,966)
                                                   -------------   -------------    --------      ----------
 Net Increase (decrease) in net assets from
  operations.....................................        672,231      (3,670,716)    141,167        (479,075)
                                                   -------------   -------------    --------      ----------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners..........         28,705           8,562       7,086           4,909
  Transfers between funds including
   guaranteed interest account, net..............     (1,080,156)        607,929     (27,896)         29,576
  Transfers for contract benefits and
   terminations..................................       (493,039)     (1,165,126)    (17,509)       (159,630)
  Contract maintenance charges...................        (28,476)        (30,443)     (2,017)         (2,810)
                                                   -------------   -------------    --------      ----------
Net increase (decrease) in net assets from
 contractowners transactions.....................     (1,572,966)       (579,078)    (40,336)       (127,955)
                                                   -------------   -------------    --------      ----------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account No. 45........             --          22,000          --              --
                                                   -------------   -------------    --------      ----------
Increase (Decrease) in Net Assets................       (900,735)     (4,227,794)    100,831        (607,030)
Net Assets - Beginning of Period.................      7,632,204      11,859,998     503,860       1,110,890
                                                   -------------   -------------    --------      ----------
Net Assets - End of Period.......................  $   6,731,469   $   7,632,204    $604,691      $  503,860
                                                   =============   =============    ========      ==========
Changes in Units (000's):
Unit Activity 1.15% Class A
 Issued..........................................             --              --          --              --
 Redeemed........................................             --              --          --              --
                                                   -------------   -------------    --------      ----------
 Net Increase (Decrease).........................             --              --          --              --
                                                   -------------   -------------    --------      ----------
Unit Activity 0.50% to 1.70% Class B
 Issued..........................................            335             524           7              40
 Redeemed........................................           (662)           (592)        (13)            (57)
                                                   -------------   -------------    --------      ----------
 Net Increase (Decrease).........................           (327)            (68)         (6)            (17)
                                                   -------------   -------------    --------      ----------

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-36

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                                            EQ/CAPITAL                       EQ/CAPITAL
                                                          GUARDIAN GROWTH                GUARDIAN RESEARCH
                                                  ------------------------------- --------------------------------
                                                        2009            2008            2009            2008
                                                  --------------- --------------- --------------- ----------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss)....................  $     (41,272)  $     (65,880)  $   (102,438)   $     (314,738)
 Net realized gain (loss) on investments.........       (814,283)       (412,854)    (1,110,388)        5,442,939
 Change in unrealized appreciation
  (depreciation) of investments..................      2,080,973      (2,544,929)    10,245,836       (31,820,981)
                                                   -------------   -------------   ------------    --------------
 Net Increase (decrease) in net assets from
  operations.....................................      1,225,418      (3,023,663)     9,033,010       (26,692,780)
                                                   -------------   -------------   ------------    --------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners..........              8          27,473        270,601           266,271
  Transfers between funds including
   guaranteed interest account, net..............     (1,464,130)        276,389     (3,059,524)       (9,607,267)
  Transfers for contract benefits and
   terminations..................................       (144,760)     (2,283,431)    (2,956,038)       (6,934,164)
  Contract maintenance charges...................        (15,091)        (23,691)      (166,599)         (195,866)
                                                   -------------   -------------   ------------    --------------
Net increase (decrease) in net assets from
 contractowners transactions.....................     (1,623,973)     (2,003,260)    (5,911,560)      (16,471,026)
                                                   -------------   -------------   ------------    --------------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account No. 45........             --              --             --          (395,000)
                                                   -------------   -------------   ------------    --------------
Increase (Decrease) in Net Assets................       (398,555)     (5,026,923)     3,121,450       (43,558,806)
Net Assets - Beginning of Period.................      4,111,195       9,138,118     34,804,852        78,363,658
                                                   -------------   -------------   ------------    --------------
Net Assets - End of Period.......................  $   3,712,640   $   4,111,195   $ 37,926,302    $   34,804,852
                                                   =============   =============   ============    ==============
Changes in Units (000's):
Unit Activity 1.15% Class A
 Issued..........................................             --              --             --                --
 Redeemed........................................             --              --             --                --
                                                   -------------   -------------   ------------    --------------
 Net Increase (Decrease).........................             --              --             --                --
                                                   -------------   -------------   ------------    --------------
Unit Activity 0.50% to 1.70% Class B
 Issued..........................................             57             118             65               121
 Redeemed........................................           (203)           (267)          (781)           (1,614)
                                                   -------------   -------------   ------------    --------------
 Net Increase (Decrease).........................           (146)           (149)          (716)           (1,493)
                                                   -------------   -------------   ------------    --------------

                                                              EQ/COMMON
                                                           STOCK INDEX (g)
                                                  ----------------------------------
                                                        2009              2008
                                                  ---------------- -----------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss)....................  $     727,218    $       632,872
 Net realized gain (loss) on investments.........    (23,714,636)       (16,962,615)
 Change in unrealized appreciation
  (depreciation) of investments..................     66,138,362       (147,411,408)
                                                   -------------    ---------------
 Net Increase (decrease) in net assets from
  operations.....................................     43,150,944       (163,741,151)
                                                   -------------    ---------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners..........      1,912,772          2,371,830
  Transfers between funds including
   guaranteed interest account, net..............    (10,657,396)       (29,545,122)
  Transfers for contract benefits and
   terminations..................................    (13,576,995)       (34,558,772)
  Contract maintenance charges...................     (1,101,415)        (1,255,722)
                                                   -------------    ---------------
Net increase (decrease) in net assets from
 contractowners transactions.....................    (23,423,034)       (62,987,786)
                                                   -------------    ---------------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account No. 45........      1,186,829           (287,000)
                                                   -------------    ---------------
Increase (Decrease) in Net Assets................     20,914,739       (227,015,937)
Net Assets - Beginning of Period.................    185,612,977        412,628,914
                                                   -------------    ---------------
Net Assets - End of Period.......................  $ 206,527,716    $   185,612,977
                                                   =============    ===============
Changes in Units (000's):
Unit Activity 1.15% Class A
 Issued..........................................              4                  9
 Redeemed........................................            (27)               (48)
                                                   -------------    ---------------
 Net Increase (Decrease).........................            (23)               (39)
                                                   -------------    ---------------
Unit Activity 0.50% to 1.70% Class B
 Issued..........................................             30                 17
 Redeemed........................................           (155)              (261)
                                                   -------------    ---------------
 Net Increase (Decrease).........................           (125)              (244)
                                                   -------------    ---------------

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-37

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                                              EQ/CORE
                                                           BOND INDEX (e)
                                                  --------------------------------
                                                        2009            2008
                                                  --------------- ----------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss)....................  $    324,334    $      981,822
 Net realized gain (loss) on investments.........    (1,705,514)       (2,040,351)
 Change in unrealized appreciation
  (depreciation) of investments..................     1,569,928        (3,731,083)
                                                   ------------    --------------
 Net Increase (decrease) in net assets from
  operations.....................................       188,748        (4,789,612)
                                                   ------------    --------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners..........       110,599           122,737
  Transfers between funds including
   guaranteed interest account, net..............     2,623,976       (12,511,848)
  Transfers for contract benefits and
   terminations..................................    (2,975,660)       (5,798,955)
  Contract maintenance charges...................      (127,121)         (130,871)
                                                   ------------    --------------
Net increase (decrease) in net assets from
 contractowners transactions.....................      (368,206)      (18,318,937)
                                                   ------------    --------------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account No. 45........            --                --
                                                   ------------    --------------
Increase (Decrease) in Net Assets................      (179,458)      (23,108,549)
Net Assets - Beginning of Period.................    33,224,385        56,332,934
                                                   ------------    --------------
Net Assets - End of Period.......................  $ 33,044,927    $   33,224,385
                                                   ============    ==============
Changes in Units (000's):
Unit Activity 1.15% Class A
 Issued..........................................            --                --
 Redeemed........................................            --                --
                                                   ------------    --------------
 Net Increase (Decrease).........................            --                --
                                                   ------------    --------------
Unit Activity 0.50% to 1.70% Class B
 Issued..........................................           609               221
 Redeemed........................................          (651)           (1,561)
                                                   ------------    --------------
 Net Increase (Decrease).........................           (42)           (1,340)
                                                   ------------    --------------

                                                             EQ/DAVIS                        EQ/EQUITY
                                                         NEW YORK VENTURE                    500 INDEX
                                                  ------------------------------- --------------------------------
                                                        2009            2008            2009            2008
                                                  --------------- --------------- --------------- ----------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss)....................  $      14,831   $     (53,751)  $    283,152    $      153,789
 Net realized gain (loss) on investments.........     (1,048,696)       (676,421)    (3,539,926)       (1,592,428)
 Change in unrealized appreciation
  (depreciation) of investments..................      2,284,825      (2,403,103)    16,828,558       (38,589,963)
                                                   -------------   -------------   ------------    --------------
 Net Increase (decrease) in net assets from
  operations.....................................      1,250,960      (3,133,275)    13,571,784       (40,028,602)
                                                   -------------   -------------   ------------    --------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners..........         16,350          10,950        564,780           491,667
  Transfers between funds including
   guaranteed interest account, net..............        455,051       2,235,596     (1,282,872)       (8,343,591)
  Transfers for contract benefits and
   terminations..................................       (624,026)       (396,467)    (4,420,896)       (9,632,215)
  Contract maintenance charges...................        (23,998)        (22,330)      (302,321)         (320,687)
                                                   -------------   -------------   ------------    --------------
Net increase (decrease) in net assets from
 contractowners transactions.....................       (176,623)      1,827,749     (5,441,309)      (17,804,826)
                                                   -------------   -------------   ------------    --------------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account No. 45........             --             384             --          (385,000)
                                                   -------------   -------------   ------------    --------------
Increase (Decrease) in Net Assets................      1,074,337      (1,305,142)     8,130,475       (58,218,428)
Net Assets - Beginning of Period.................      4,548,418       5,853,560     59,218,139       117,436,567
                                                   -------------   -------------   ------------    --------------
Net Assets - End of Period.......................  $   5,622,755   $   4,548,418   $ 67,348,614    $   59,218,139
                                                   =============   =============   ============    ==============
Changes in Units (000's):
Unit Activity 1.15% Class A
 Issued..........................................             --              --             --                --
 Redeemed........................................             --              --             --                --
                                                   -------------   -------------   ------------    --------------
 Net Increase (Decrease).........................             --              --             --                --
                                                   -------------   -------------   ------------    --------------
Unit Activity 0.50% to 1.70% Class B
 Issued..........................................            212             433            320               247
 Redeemed........................................           (250)           (277)          (580)             (937)
                                                   -------------   -------------   ------------    --------------
 Net Increase (Decrease).........................            (38)            156           (260)             (690)
                                                   -------------   -------------   ------------    --------------

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-38

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                                             EQ/EQUITY
                                                            GROWTH PLUS
                                                  --------------------------------
                                                        2009            2008
                                                  --------------- ----------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss)....................  $   (224,855)   $     (312,945)
 Net realized gain (loss) on investments.........    (3,112,486)        1,908,824
 Change in unrealized appreciation
  (depreciation) of investments..................    11,776,067       (30,196,733)
                                                   ------------    --------------
 Net Increase (decrease) in net assets from
  operations.....................................     8,438,726       (28,600,854)
                                                   ------------    --------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners..........       146,010           212,912
  Transfers between funds including
   guaranteed interest account, net..............    (5,037,476)         (536,693)
  Transfers for contract benefits and
   terminations..................................    (3,063,911)       (5,980,509)
  Contract maintenance charges...................      (171,647)         (190,524)
                                                   ------------    --------------
Net increase (decrease) in net assets from
 contractowners transactions.....................    (8,127,024)       (6,494,814)
                                                   ------------    --------------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account No. 45........            --            40,000
                                                   ------------    --------------
Increase (Decrease) in Net Assets................       311,702       (35,055,668)
Net Assets - Beginning of Period.................    37,948,244        73,003,912
                                                   ------------    --------------
Net Assets - End of Period.......................  $ 38,259,946    $   37,948,244
                                                   ============    ==============
Changes in Units (000's):
Unit Activity 1.15% Class A
 Issued..........................................            --                --
 Redeemed........................................            --                --
                                                   ------------    --------------
 Net Increase (Decrease).........................            --                --
                                                   ------------    --------------
Unit Activity 0.50% to 1.70% Class B
 Issued..........................................           159               558
 Redeemed........................................          (859)           (1,025)
                                                   ------------    --------------
 Net Increase (Decrease).........................          (700)             (467)
                                                   ------------    --------------

                                                           EQ/EVERGREEN                     EQ/FRANKLIN
                                                               OMEGA                       CORE BALANCED
                                                  ------------------------------- -------------------------------
                                                        2009            2008            2009            2008
                                                  --------------- --------------- --------------- ---------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss)....................   $   (90,127)   $     (65,181)  $    639,218    $    847,869
 Net realized gain (loss) on investments.........      (442,596)         (83,829)    (2,666,938)     (1,180,804)
 Change in unrealized appreciation
  (depreciation) of investments..................     2,967,147       (2,133,841)     5,640,971      (6,703,627)
                                                    -----------    -------------   ------------    ------------
 Net Increase (decrease) in net assets from
  operations.....................................     2,434,424       (2,282,851)     3,613,251      (7,036,562)
                                                    -----------    -------------   ------------    ------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners..........        61,432           27,298         86,161          97,987
  Transfers between funds including
   guaranteed interest account, net..............     4,357,407         (644,776)       782,051         878,650
  Transfers for contract benefits and
   terminations..................................      (581,098)        (663,252)    (1,371,882)     (2,178,160)
  Contract maintenance charges...................       (29,706)         (21,620)       (56,436)        (56,466)
                                                    -----------    -------------   ------------    ------------
Net increase (decrease) in net assets from
 contractowners transactions.....................     3,808,035       (1,302,350)      (560,106)     (1,257,989)
                                                    -----------    -------------   ------------    ------------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account No. 45........            --          (34,000)           (19)            (98)
                                                    -----------    -------------   ------------    ------------
Increase (Decrease) in Net Assets................     6,242,459       (3,619,201)     3,053,126      (8,294,649)
Net Assets - Beginning of Period.................     5,447,558        9,066,759     13,811,006      22,105,655
                                                    -----------    -------------   ------------    ------------
Net Assets - End of Period.......................   $11,690,017    $   5,447,558   $ 16,864,132    $ 13,811,006
                                                    ===========    =============   ============    ============
Changes in Units (000's):
Unit Activity 1.15% Class A
 Issued..........................................            --               --             --              --
 Redeemed........................................            --               --             --              --
                                                    -----------    -------------   ------------    ------------
 Net Increase (Decrease).........................            --               --             --              --
                                                    -----------    -------------   ------------    ------------
Unit Activity 0.50% to 1.70% Class B
 Issued..........................................           659              139            482             579
 Redeemed........................................          (243)            (282)          (582)           (727)
                                                    -----------    -------------   ------------    ------------
 Net Increase (Decrease).........................           416             (143)          (100)           (148)
                                                    -----------    -------------   ------------    ------------

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-39

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                                           EQ/FRANKLIN                      EQ/GAMCO
                                                       TEMPLETON ALLOCATION         MERGERS AND ACQUISITIONS
                                                  ------------------------------ ------------------------------
                                                       2009            2008           2009            2008
                                                  -------------- --------------- -------------- ---------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss)....................   $   50,890    $     133,028    $  (66,034)   $     (48,893)
 Net realized gain (loss) on investments.........     (583,939)        (535,171)     (253,991)         (17,702)
 Change in unrealized appreciation
  (depreciation) of investments..................    1,658,272       (1,869,014)    1,011,042         (807,202)
                                                    ----------    -------------    ----------    -------------
 Net Increase (decrease) in net assets from
  operations.....................................    1,125,223       (2,271,157)      691,017         (873,797)
                                                    ----------    -------------    ----------    -------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners..........       94,472        1,658,751        28,761          387,884
  Transfers between funds including
   guaranteed interest account, net..............      470,018          430,049       592,539         (780,853)
  Transfers for contract benefits and
   terminations..................................     (170,848)        (375,036)     (345,079)      (1,360,916)
  Contract maintenance charges...................      (18,304)         (30,142)      (20,336)         (20,043)
                                                    ----------    -------------    ----------    -------------
Net increase (decrease) in net assets from
 contractowners transactions.....................      375,338        1,683,622       255,885       (1,773,928)
                                                    ----------    -------------    ----------    -------------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account No. 45........           --              328            --               --
                                                    ----------    -------------    ----------    -------------
Increase (Decrease) in Net Assets................    1,500,561         (587,207)      946,902       (2,647,725)
Net Assets - Beginning of Period.................    3,902,024        4,489,231     4,506,637        7,154,362
                                                    ----------    -------------    ----------    -------------
Net Assets - End of Period.......................   $5,402,585    $   3,902,024    $5,453,539    $   4,506,637
                                                    ==========    =============    ==========    =============
Changes in Units (000's):
Unit Activity 1.15% Class A
 Issued..........................................           --               --            --               --
 Redeemed........................................           --               --            --               --
                                                    ----------    -------------    ----------    -------------
 Net Increase (Decrease).........................           --               --            --               --
                                                    ----------    -------------    ----------    -------------
Unit Activity 0.50% to 1.70% Class B
 Issued..........................................          216              430           148              168
 Redeemed........................................         (154)            (243)         (125)            (322)
                                                    ----------    -------------    ----------    -------------
 Net Increase (Decrease).........................           62              187            23             (154)
                                                    ----------    -------------    ----------    -------------

                                                             EQ/GAMCO
                                                       SMALL COMPANY VALUE
                                                  ------------------------------
                                                        2009           2008
                                                  --------------- --------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss)....................  $   (186,249)   $   (171,855)
 Net realized gain (loss) on investments.........    (1,326,768)        378,902
 Change in unrealized appreciation
  (depreciation) of investments..................     8,290,596      (7,569,043)
                                                   ------------    ------------
 Net Increase (decrease) in net assets from
  operations.....................................     6,777,579      (7,361,996)
                                                   ------------    ------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners..........       104,407          63,714
  Transfers between funds including
   guaranteed interest account, net..............     3,005,153       3,268,783
  Transfers for contract benefits and
   terminations..................................    (1,471,922)     (2,172,141)
  Contract maintenance charges...................       (85,577)        (66,029)
                                                   ------------    ------------
Net increase (decrease) in net assets from
 contractowners transactions.....................     1,552,061       1,094,327
                                                   ------------    ------------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account No. 45........            --          40,000
                                                   ------------    ------------
Increase (Decrease) in Net Assets................     8,329,640      (6,227,669)
Net Assets - Beginning of Period.................    17,006,957      23,234,626
                                                   ------------    ------------
Net Assets - End of Period.......................  $ 25,336,597    $ 17,006,957
                                                   ============    ============
Changes in Units (000's):
Unit Activity 1.15% Class A
 Issued..........................................            --              --
 Redeemed........................................            --              --
                                                   ------------    ------------
 Net Increase (Decrease).........................            --              --
                                                   ------------    ------------
Unit Activity 0.50% to 1.70% Class B
 Issued..........................................           258             277
 Redeemed........................................          (199)           (229)
                                                   ------------    ------------
 Net Increase (Decrease).........................            59              48
                                                   ------------    ------------

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-40

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                                             EQ/GLOBAL                        EQ/GLOBAL
                                                             BOND PLUS                   MULTI-SECTOR EQUITY
                                                  ------------------------------- ---------------------------------
                                                        2009            2008            2009             2008
                                                  --------------- --------------- ---------------- ----------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss)....................  $    (92,295)   $  2,640,775    $      (81,438)  $  (1,149,730)
 Net realized gain (loss) on investments.........    (1,500,776)        (44,141)      (11,717,636)      6,020,065
 Change in unrealized appreciation
  (depreciation) of investments..................     1,516,378      (2,678,687)       32,543,573     (73,893,183)
                                                   ------------    ------------    --------------   -------------
 Net Increase (decrease) in net assets from
  operations.....................................       (76,693)        (82,053)       20,744,499     (69,022,848)
                                                   ------------    ------------    --------------   -------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners..........        59,994         105,147           286,415         475,198
  Transfers between funds including
   guaranteed interest account, net..............      (620,232)     10,012,598         1,075,030      (7,237,527)
  Transfers for contract benefits and
   terminations..................................    (1,516,485)     (4,054,836)       (4,109,358)     (9,163,104)
  Contract maintenance charges...................       (55,604)        (59,954)         (250,294)       (280,267)
                                                   ------------    ------------    --------------   -------------
Net increase (decrease) in net assets from
 contractowners transactions.....................    (2,132,327)      6,002,955        (2,998,207)    (16,205,700)
                                                   ------------    ------------    --------------   -------------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account No. 45........            --              --                --        (395,000)
                                                   ------------    ------------    --------------   -------------
Increase (Decrease) in Net Assets................    (2,209,020)      5,920,902        17,746,292     (85,623,548)
Net Assets - Beginning of Period.................    16,556,579      10,635,677        46,586,672     132,210,220
                                                   ------------    ------------    --------------   -------------
Net Assets - End of Period.......................  $ 14,347,559    $ 16,556,579    $   64,332,964   $  46,586,672
                                                   ============    ============    ==============   =============
Changes in Units (000's):
Unit Activity 1.15% Class A
 Issued..........................................            --              --                --              --
 Redeemed........................................            --              --                --              --
                                                   ------------    ------------    --------------   -------------
 Net Increase (Decrease).........................            --              --                --              --
                                                   ------------    ------------    --------------   -------------
Unit Activity 0.50% to 1.70% Class B
 Issued..........................................           432           2,275             1,269           1,485
 Redeemed........................................          (635)         (1,788)           (1,550)         (2,284)
                                                   ------------    ------------    --------------   -------------
 Net Increase (Decrease).........................          (203)            487              (281)           (799)
                                                   ------------    ------------    --------------   -------------

                                                            EQ/INTERMEDIATE
                                                         GOVERNMENT BOND INDEX
                                                  -----------------------------------
                                                        2009              2008
                                                  ---------------- ------------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss)....................  $     (369,881)   $   1,324,071
 Net realized gain (loss) on investments.........        (795,855)        (423,421)
 Change in unrealized appreciation
  (depreciation) of investments..................      (1,665,704)         796,576
                                                   --------------    -------------
 Net Increase (decrease) in net assets from
  operations.....................................      (2,831,440)       1,697,226
                                                   --------------    -------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners..........         365,119          411,083
  Transfers between funds including
   guaranteed interest account, net..............      (7,630,871)      (2,120,465)
  Transfers for contract benefits and
   terminations..................................      (9,841,760)     (13,067,578)
  Contract maintenance charges...................        (202,039)        (205,254)
                                                   --------------    -------------
Net increase (decrease) in net assets from
 contractowners transactions.....................     (17,309,551)     (14,982,214)
                                                   --------------    -------------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account No. 45........              --               --
                                                   --------------    -------------
Increase (Decrease) in Net Assets................     (20,140,991)     (13,284,988)
Net Assets - Beginning of Period.................      81,096,008       94,380,996
                                                   --------------    -------------
Net Assets - End of Period.......................  $   60,955,017    $  81,096,008
                                                   ==============    =============
Changes in Units (000's):
Unit Activity 1.15% Class A
 Issued..........................................               8               92
 Redeemed........................................             (85)             (93)
                                                   --------------    -------------
 Net Increase (Decrease).........................             (77)              (1)
                                                   --------------    -------------
Unit Activity 0.50% to 1.70% Class B
 Issued..........................................             194              597
 Redeemed........................................          (1,005)          (1,367)
                                                   --------------    -------------
 Net Increase (Decrease).........................            (811)            (770)
                                                   --------------    -------------

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-41

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                                          EQ/INTERNATIONAL
                                                             CORE PLUS
                                                  --------------------------------
                                                        2009            2008
                                                  --------------- ----------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss)....................  $    250,220    $       32,667
 Net realized gain (loss) on investments.........    (2,689,067)       (1,486,606)
 Change in unrealized appreciation
  (depreciation) of investments..................     6,517,050        (9,833,163)
                                                   ------------    --------------
 Net Increase (decrease) in net assets from
  operations.....................................     4,078,203       (11,287,102)
                                                   ------------    --------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners..........        56,177           627,655
  Transfers between funds including
   guaranteed interest account, net..............     1,548,689         2,780,029
  Transfers for contract benefits and
   terminations..................................      (996,818)       (5,363,324)
  Contract maintenance charges...................       (54,483)          (72,930)
                                                   ------------    --------------
Net increase (decrease) in net assets from
 contractowners transactions.....................       553,565        (2,028,570)
                                                   ------------    --------------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account No. 45........            --           (40,000)
                                                   ------------    --------------
Increase (Decrease) in Net Assets................     4,631,768       (13,355,672)
Net Assets - Beginning of Period.................    12,160,222        25,515,894
                                                   ------------    --------------
Net Assets - End of Period.......................  $ 16,791,990    $   12,160,222
                                                   ============    ==============
Changes in Units (000's):
Unit Activity 1.15% Class A
 Issued..........................................            --                --
 Redeemed........................................            --                --
                                                   ------------    --------------
 Net Increase (Decrease).........................            --                --
                                                   ------------    --------------
Unit Activity 0.50% to 1.70% Class B
 Issued..........................................           355               553
 Redeemed........................................          (307)             (721)
                                                   ------------    --------------
 Net Increase (Decrease).........................            48              (168)
                                                   ------------    --------------


                                                         EQ/INTERNATIONAL                   EQ/JPMORGAN
                                                              GROWTH                    VALUE OPPORTUNITIES
                                                  ------------------------------- --------------------------------
                                                        2009            2008            2009            2008
                                                  --------------- --------------- --------------- ----------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss)....................  $      (6,023)  $     (34,051)  $     (3,187)   $       69,489
 Net realized gain (loss) on investments.........     (1,108,777)       (418,339)    (1,552,062)         (500,133)
 Change in unrealized appreciation
  (depreciation) of investments..................      3,047,211      (3,382,626)     5,451,934       (10,402,733)
                                                   -------------   -------------   ------------    --------------
 Net Increase (decrease) in net assets from
  operations.....................................      1,932,411      (3,835,016)     3,896,685       (10,833,377)
                                                   -------------   -------------   ------------    --------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners..........         60,256          33,298         60,419            61,242
  Transfers between funds including
   guaranteed interest account, net..............      1,712,508       2,101,002       (777,562)       (2,148,314)
  Transfers for contract benefits and
   terminations..................................       (427,925)       (740,867)    (1,149,107)       (2,455,176)
  Contract maintenance charges...................        (26,720)        (24,333)       (79,885)          (86,926)
                                                   -------------   -------------   ------------    --------------
Net increase (decrease) in net assets from
 contractowners transactions.....................      1,318,119       1,369,100     (1,946,135)       (4,629,174)
                                                   -------------   -------------   ------------    --------------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account No. 45........             --              --             --            (1,648)
                                                   -------------   -------------   ------------    --------------
Increase (Decrease) in Net Assets................      3,250,530      (2,465,916)     1,950,550       (15,464,199)
Net Assets - Beginning of Period.................      5,340,349       7,806,265     14,538,192        30,002,391
                                                   -------------   -------------   ------------    --------------
Net Assets - End of Period.......................  $   8,590,879   $   5,340,349   $ 16,488,742    $   14,538,192
                                                   =============   =============   ============    ==============
Changes in Units (000's):
Unit Activity 1.15% Class A
 Issued..........................................             --              --             --                --
 Redeemed........................................             --              --             --                --
                                                   -------------   -------------   ------------    --------------
 Net Increase (Decrease).........................             --              --             --                --
                                                   -------------   -------------   ------------    --------------
Unit Activity 0.50% to 1.70% Class B
 Issued..........................................            287             354             46                69
 Redeemed........................................           (182)           (276)          (251)             (424)
                                                   -------------   -------------   ------------    --------------
 Net Increase (Decrease).........................            105              78           (205)             (355)
                                                   -------------   -------------   ------------    --------------

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-42

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                                           EQ/LARGE CAP                    EQ/LARGE CAP
                                                            CORE PLUS                      GROWTH INDEX
                                                  ------------------------------ --------------------------------
                                                       2009            2008            2009            2008
                                                  -------------- --------------- --------------- ----------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss)....................   $  135,352    $     (89,420)  $    237,854    $     (711,290)
 Net realized gain (loss) on investments.........     (468,620)        (260,797)    (2,628,560)       (3,849,167)
 Change in unrealized appreciation
  (depreciation) of investments..................    1,426,999       (3,142,694)    14,112,296       (19,976,248)
                                                    ----------    -------------   ------------    --------------
 Net Increase (decrease) in net assets from
  operations.....................................    1,093,731       (3,492,911)    11,721,590       (24,536,705)
                                                    ----------    -------------   ------------    --------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners..........       87,390           31,548        598,357           393,131
  Transfers between funds including
   guaranteed interest account, net..............     (424,352)        (497,599)    (1,272,437)       (4,034,851)
  Transfers for contract benefits and
   terminations..................................     (492,362)        (962,845)    (3,157,962)       (5,908,279)
  Contract maintenance charges...................      (20,904)         (21,757)      (175,829)         (175,637)
                                                    ----------    -------------   ------------    --------------
Net increase (decrease) in net assets from
 contractowners transactions.....................     (850,228)      (1,450,653)    (4,007,871)       (9,725,636)
                                                    ----------    -------------   ------------    --------------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account No. 45........           --          (26,000)            --           (12,000)
                                                    ----------    -------------   ------------    --------------
Increase (Decrease) in Net Assets................      243,503       (4,969,564)     7,713,719       (34,274,341)
Net Assets - Beginning of Period.................    5,156,831       10,126,395     36,934,280        71,208,621
                                                    ----------    -------------   ------------    --------------
Net Assets - End of Period.......................   $5,400,334    $   5,156,831   $ 44,647,999    $   36,934,280
                                                    ==========    =============   ============    ==============
Changes in Units (000's):
Unit Activity 1.15% Class A
 Issued..........................................           --               --             --                --
 Redeemed........................................           --               --             --                --
                                                    ----------    -------------   ------------    --------------
 Net Increase (Decrease).........................           --               --             --                --
                                                    ----------    -------------   ------------    --------------
Unit Activity 0.50% to 1.70% Class B
 Issued..........................................           40               71            407               318
 Redeemed........................................         (164)            (234)        (1,161)           (1,910)
                                                    ----------    -------------   ------------    --------------
 Net Increase (Decrease).........................         (124)            (163)          (754)           (1,592)
                                                    ----------    -------------   ------------    --------------

                                                            EQ/LARGE CAP
                                                            GROWTH PLUS
                                                  --------------------------------
                                                        2009            2008
                                                  --------------- ----------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss)....................  $    (59,340)   $     (843,625)
 Net realized gain (loss) on investments.........    (4,970,294)       (7,424,309)
 Change in unrealized appreciation
  (depreciation) of investments..................    18,194,131       (22,058,863)
                                                   ------------    --------------
 Net Increase (decrease) in net assets from
  operations.....................................    13,164,497       (30,326,797)
                                                   ------------    --------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners..........       656,902           481,669
  Transfers between funds including
   guaranteed interest account, net..............    (2,390,115)       (5,308,486)
  Transfers for contract benefits and
   terminations..................................    (3,121,854)       (6,203,812)
  Contract maintenance charges...................      (245,357)         (256,610)
                                                   ------------    --------------
Net increase (decrease) in net assets from
 contractowners transactions.....................    (5,100,424)      (11,287,239)
                                                   ------------    --------------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account No. 45........            --           (16,219)
                                                   ------------    --------------
Increase (Decrease) in Net Assets................     8,064,073       (41,630,255)
Net Assets - Beginning of Period.................    43,409,290        85,039,545
                                                   ------------    --------------
Net Assets - End of Period.......................  $ 51,473,363    $   43,409,290
                                                   ============    ==============
Changes in Units (000's):
Unit Activity 1.15% Class A
 Issued..........................................            --                --
 Redeemed........................................            --                --
                                                   ------------    --------------
 Net Increase (Decrease).........................            --                --
                                                   ------------    --------------
Unit Activity 0.50% to 1.70% Class B
 Issued..........................................           167               169
 Redeemed........................................          (615)             (971)
                                                   ------------    --------------
 Net Increase (Decrease).........................          (448)             (802)
                                                   ------------    --------------

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-43

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                                           EQ/LARGE CAP                     EQ/LARGE CAP
                                                           VALUE INDEX                       VALUE PLUS
                                                  ------------------------------ ----------------------------------
                                                       2009            2008            2009              2008
                                                  -------------- --------------- ---------------- -----------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss)....................   $  159,449    $     (13,240)  $   1,204,474    $     3,780,760
 Net realized gain (loss) on investments.........     (696,845)      (2,776,393)    (25,588,821)       (20,911,819)
 Change in unrealized appreciation
  (depreciation) of investments..................    1,001,859       (1,093,512)     53,245,582       (144,266,299)
                                                    ----------    -------------   -------------    ---------------
 Net Increase (decrease) in net assets from
  operations.....................................      464,463       (3,883,145)     28,861,235       (161,397,358)
                                                    ----------    -------------   -------------    ---------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners..........       28,617           26,934       1,466,857          1,180,627
  Transfers between funds including
   guaranteed interest account, net..............      636,960         (280,585)    (12,822,744)       (47,734,069)
  Transfers for contract benefits and
   terminations..................................      (92,939)      (1,744,230)    (15,352,659)       (35,690,235)
  Contract maintenance charges...................       (9,635)         (19,953)       (813,202)        (1,007,659)
                                                    ----------    -------------   -------------    ---------------
Net increase (decrease) in net assets from
 contractowners transactions.....................      563,003       (2,017,834)    (27,521,748)       (83,251,336)
                                                    ----------    -------------   -------------    ---------------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account No. 45........           --              172              --           (470,000)
                                                    ----------    -------------   -------------    ---------------
Increase (Decrease) in Net Assets................    1,027,466       (5,900,807)      1,339,487       (245,118,694)
Net Assets - Beginning of Period.................    1,524,193        7,425,000     180,210,908        425,329,602
                                                    ----------    -------------   -------------    ---------------
Net Assets - End of Period.......................   $2,551,659    $   1,524,193   $ 181,550,395    $   180,210,908
                                                    ==========    =============   =============    ===============
Changes in Units (000's):
Unit Activity 1.15% Class A
 Issued..........................................           --               --              97                 32
 Redeemed........................................           --               --            (647)              (996)
                                                    ----------    -------------   -------------    ---------------
 Net Increase (Decrease).........................           --               --            (550)              (964)
                                                    ----------    -------------   -------------    ---------------
Unit Activity 0.50% to 1.70% Class B
 Issued..........................................          244              226             181                112
 Redeemed........................................          (99)            (591)         (3,196)            (6,393)
                                                    ----------    -------------   -------------    ---------------
 Net Increase (Decrease).........................          145             (365)         (3,015)            (6,281)
                                                    ----------    -------------   -------------    ---------------

                                                          EQ/LORD ABBETT
                                                        GROWTH AND INCOME
                                                  ------------------------------
                                                       2009            2008
                                                  -------------- ---------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss)....................   $  (13,402)   $      (6,239)
 Net realized gain (loss) on investments.........     (424,800)        (296,205)
 Change in unrealized appreciation
  (depreciation) of investments..................      760,409       (1,053,164)
                                                    ----------    -------------
 Net Increase (decrease) in net assets from
  operations.....................................      322,207       (1,355,608)
                                                    ----------    -------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners..........       36,974            5,321
  Transfers between funds including
   guaranteed interest account, net..............      209,798         (411,395)
  Transfers for contract benefits and
   terminations..................................     (157,047)        (498,085)
  Contract maintenance charges...................       (6,733)          (8,019)
                                                    ----------    -------------
Net increase (decrease) in net assets from
 contractowners transactions.....................       82,992         (912,178)
                                                    ----------    -------------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account No. 45........           --               --
                                                    ----------    -------------
Increase (Decrease) in Net Assets................      405,199       (2,267,786)
Net Assets - Beginning of Period.................    1,877,352        4,145,138
                                                    ----------    -------------
Net Assets - End of Period.......................   $2,282,551    $   1,877,352
                                                    ==========    =============
Changes in Units (000's):
Unit Activity 1.15% Class A
 Issued..........................................           --               --
 Redeemed........................................           --               --
                                                    ----------    -------------
 Net Increase (Decrease).........................           --               --
                                                    ----------    -------------
Unit Activity 0.50% to 1.70% Class B
 Issued..........................................           89               47
 Redeemed........................................          (78)            (138)
                                                    ----------    -------------
 Net Increase (Decrease).........................           11              (91)
                                                    ----------    -------------

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-44

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                                         EQ/LORD ABBETT                      EQ/MID
                                                         LARGE CAP CORE                    CAP INDEX
                                                  ----------------------------- --------------------------------
                                                       2009           2008            2009            2008
                                                  -------------- -------------- --------------- ----------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss)....................   $  (20,736)    $   (2,829)   $   (116,841)   $     (314,549)
 Net realized gain (loss) on investments.........     (374,880)      (178,483)     (5,353,044)       (1,760,545)
 Change in unrealized appreciation
  (depreciation) of investments..................    1,093,520       (687,631)     13,634,696       (27,527,530)
                                                    ----------     ----------    ------------    --------------
 Net Increase (decrease) in net assets from
  operations.....................................      697,904       (868,943)      8,164,811       (29,602,624)
                                                    ----------     ----------    ------------    --------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners..........       15,193         13,451         147,314           395,619
  Transfers between funds including
   guaranteed interest account, net..............      909,498      1,832,413      (2,035,146)       (4,464,157)
  Transfers for contract benefits and
   terminations..................................     (192,894)      (326,294)     (2,120,146)       (6,257,673)
  Contract maintenance charges...................      (12,799)        (6,999)       (109,152)         (134,903)
                                                    ----------     ----------    ------------    --------------
Net increase (decrease) in net assets from
 contractowners transactions.....................      718,998      1,512,571      (4,117,130)      (10,461,114)
                                                    ----------     ----------    ------------    --------------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account No. 45........           --             --              --           (49,000)
                                                    ----------     ----------    ------------    --------------
Increase (Decrease) in Net Assets................    1,416,902        643,628       4,047,681       (40,112,738)
Net Assets - Beginning of Period.................    2,408,599      1,764,971      26,546,176        66,658,914
                                                    ----------     ----------    ------------    --------------
Net Assets - End of Period.......................   $3,825,501     $2,408,599    $ 30,593,857    $   26,546,176
                                                    ==========     ==========    ============    ==============
Changes in Units (000's):
Unit Activity 1.15% Class A
 Issued..........................................           --             --              --                --
 Redeemed........................................           --             --              --                --
                                                    ----------     ----------    ------------    --------------
 Net Increase (Decrease).........................           --             --              --                --
                                                    ----------     ----------    ------------    --------------
Unit Activity 0.50% to 1.70% Class B
 Issued..........................................          203            258             201               313
 Redeemed........................................         (125)          (120)           (755)           (1,298)
                                                    ----------     ----------    ------------    --------------
 Net Increase (Decrease).........................           78            138            (554)             (985)
                                                    ----------     ----------    ------------    --------------

                                                               EQ/MID
                                                       CAP VALUE PLUS (a)(b)
                                                  --------------------------------
                                                        2009            2008
                                                  --------------- ----------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss)....................  $   (167,159)   $     (106,076)
 Net realized gain (loss) on investments.........    (9,564,692)       (9,562,382)
 Change in unrealized appreciation
  (depreciation) of investments..................    23,512,563       (30,330,187)
                                                   ------------    --------------
 Net Increase (decrease) in net assets from
  operations.....................................    13,780,712       (39,998,645)
                                                   ------------    --------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners..........       427,197           513,212
  Transfers between funds including
   guaranteed interest account, net..............     3,027,130       (12,547,608)
  Transfers for contract benefits and
   terminations..................................    (4,333,404)      (10,175,461)
  Contract maintenance charges...................      (239,744)         (273,991)
                                                   ------------    --------------
Net increase (decrease) in net assets from
 contractowners transactions.....................    (1,118,821)      (22,483,848)
                                                   ------------    --------------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account No. 45........            --           (60,000)
                                                   ------------    --------------
Increase (Decrease) in Net Assets................    12,661,891       (62,542,493)
Net Assets - Beginning of Period.................    51,726,498       114,268,991
                                                   ------------    --------------
Net Assets - End of Period.......................  $ 64,388,389    $   51,726,498
                                                   ============    ==============
Changes in Units (000's):
Unit Activity 1.15% Class A
 Issued..........................................            --                --
 Redeemed........................................            --                --
                                                   ------------    --------------
 Net Increase (Decrease).........................            --                --
                                                   ------------    --------------
Unit Activity 0.50% to 1.70% Class B
 Issued..........................................           559               226
 Redeemed........................................          (925)           (1,841)
                                                   ------------    --------------
 Net Increase (Decrease).........................          (366)           (1,615)
                                                   ------------    --------------

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-45

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                                              EQ/MONEY
                                                               MARKET
                                                  ---------------------------------
                                                        2009             2008
                                                  ---------------- ----------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss)....................  $  (1,770,338)   $     848,703
 Net realized gain (loss) on investments.........         (9,488)          (3,402)
 Change in unrealized appreciation
  (depreciation) of investments..................          6,317           (9,390)
                                                   -------------    -------------
 Net Increase (decrease) in net assets from
  operations.....................................     (1,773,509)         835,911
                                                   -------------    -------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners..........      2,191,271        3,708,880
  Transfers between funds including
   guaranteed interest account, net..............     13,830,673      100,018,738
  Transfers for contract benefits and
   terminations..................................    (69,842,519)     (70,404,554)
  Contract maintenance charges...................       (335,616)        (325,345)
                                                   -------------    -------------
Net increase (decrease) in net assets from
 contractowners transactions.....................    (54,156,191)      32,997,719
                                                   -------------    -------------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account No. 45........             --          (63,029)
                                                   -------------    -------------
Increase (Decrease) in Net Assets................    (55,929,700)      33,770,601
Net Assets - Beginning of Period.................    155,656,399      121,885,798
                                                   -------------    -------------
Net Assets - End of Period.......................  $  99,726,699    $ 155,656,399
                                                   =============    =============
Changes in Units (000's):
Unit Activity 1.15% Class A
 Issued..........................................            313              449
 Redeemed........................................           (406)            (373)
                                                   -------------    -------------
 Net Increase (Decrease).........................            (93)              76
                                                   -------------    -------------
Unit Activity 0.50% to 1.70% Class B
 Issued..........................................         10,335            9,165
 Redeemed........................................        (12,077)          (8,158)
                                                   -------------    -------------
 Net Increase (Decrease).........................         (1,742)           1,007
                                                   -------------    -------------

                                                           EQ/MONTAG &                     EQ/MUTUAL
                                                         CALDWELL GROWTH                LARGE CAP EQUITY
                                                  ------------------------------ ------------------------------
                                                       2009            2008           2009            2008
                                                  -------------- --------------- -------------- ---------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss)....................   $  (72,454)   $     (72,169)   $  (44,383)   $     109,494
 Net realized gain (loss) on investments.........     (921,402)        (107,703)     (764,114)        (488,765)
 Change in unrealized appreciation
  (depreciation) of investments..................    2,689,326       (2,480,481)    1,562,902       (2,287,364)
                                                    ----------    -------------    ----------    -------------
 Net Increase (decrease) in net assets from
  operations.....................................    1,695,470       (2,660,353)      754,405       (2,666,635)
                                                    ----------    -------------    ----------    -------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners..........       46,675           96,712        41,636            5,567
  Transfers between funds including
   guaranteed interest account, net..............     (218,389)       6,656,623      (238,880)        (269,132)
  Transfers for contract benefits and
   terminations..................................     (390,227)        (468,088)     (312,032)        (543,293)
  Contract maintenance charges...................      (33,048)         (22,571)      (15,230)         (18,233)
                                                    ----------    -------------    ----------    -------------
Net increase (decrease) in net assets from
 contractowners transactions.....................     (594,989)       6,262,676      (524,506)        (825,091)
                                                    ----------    -------------    ----------    -------------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account No. 45........           --               --            --               19
                                                    ----------    -------------    ----------    -------------
Increase (Decrease) in Net Assets................    1,100,481        3,602,323       229,899       (3,491,707)
Net Assets - Beginning of Period.................    6,831,571        3,229,248     3,774,829        7,266,536
                                                    ----------    -------------    ----------    -------------
Net Assets - End of Period.......................   $7,932,052    $   6,831,571    $4,004,728    $   3,774,829
                                                    ==========    =============    ==========    =============
Changes in Units (000's):
Unit Activity 1.15% Class A
 Issued..........................................           --               --            --               --
 Redeemed........................................           --               --            --               --
                                                    ----------    -------------    ----------    -------------
 Net Increase (Decrease).........................           --               --            --               --
                                                    ----------    -------------    ----------    -------------
Unit Activity 0.50% to 1.70% Class B
 Issued..........................................          572            1,922            63              163
 Redeemed........................................         (736)            (701)         (144)            (265)
                                                    ----------    -------------    ----------    -------------
 Net Increase (Decrease).........................         (164)           1,221           (81)            (102)
                                                    ----------    -------------    ----------    -------------

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-46

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                                          EQ/OPPENHEIMER                    EQ/PIMCO
                                                              GLOBAL                  ULTRA SHORT BOND (c)
                                                  ------------------------------ -------------------------------
                                                       2009            2008            2009            2008
                                                  -------------- --------------- --------------- ---------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss)....................   $  (14,215)   $      (7,938)  $   (131,031)   $    549,796
 Net realized gain (loss) on investments.........     (399,663)        (392,741)    (1,605,579)      1,774,679
 Change in unrealized appreciation
  (depreciation) of investments..................    1,089,481         (826,691)     3,613,226      (5,251,210)
                                                    ----------    -------------   ------------    ------------
 Net Increase (decrease) in net assets from
  operations.....................................      675,603       (1,227,370)     1,876,616      (2,926,735)
                                                    ----------    -------------   ------------    ------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners..........       77,113            5,663        289,520         209,836
  Transfers between funds including
   guaranteed interest account, net..............    1,281,273          158,731     13,136,511      25,330,791
  Transfers for contract benefits and
   terminations..................................     (193,156)        (196,605)    (4,059,214)     (3,777,578)
  Contract maintenance charges...................       (9,681)          (7,129)      (138,140)        (98,002)
                                                    ----------    -------------   ------------    ------------
Net increase (decrease) in net assets from
 contractowners transactions.....................    1,155,549          (39,340)     9,228,677      21,665,047
                                                    ----------    -------------   ------------    ------------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account No. 45........           19              (24)            --              --
                                                    ----------    -------------   ------------    ------------
Increase (Decrease) in Net Assets................    1,831,171       (1,266,734)    11,105,293      18,738,312
Net Assets - Beginning of Period.................    1,458,568        2,725,302     34,789,720      16,051,408
                                                    ----------    -------------   ------------    ------------
Net Assets - End of Period.......................   $3,289,739    $   1,458,568   $ 45,895,013    $ 34,789,720
                                                    ==========    =============   ============    ============
Changes in Units (000's):
Unit Activity 1.15% Class A
 Issued..........................................           --               --             --              --
 Redeemed........................................           --               --             --              --
                                                    ----------    -------------   ------------    ------------
 Net Increase (Decrease).........................           --               --             --              --
                                                    ----------    -------------   ------------    ------------
Unit Activity 0.50% to 1.70% Class B
 Issued..........................................          236              129          2,305           3,883
 Redeemed........................................          (96)            (149)        (1,491)         (1,962)
                                                    ----------    -------------   ------------    ------------
 Net Increase (Decrease).........................          140              (20)           814           1,921
                                                    ----------    -------------   ------------    ------------

                                                            EQ/QUALITY
                                                           BOND PLUS (f)
                                                  -------------------------------
                                                        2009            2008
                                                  --------------- ---------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss)....................  $    324,779    $    548,244
 Net realized gain (loss) on investments.........      (813,420)       (371,008)
 Change in unrealized appreciation
  (depreciation) of investments..................     1,534,501      (1,378,485)
                                                   ------------    ------------
 Net Increase (decrease) in net assets from
  operations.....................................     1,045,860      (1,201,249)
                                                   ------------    ------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners..........        23,238          70,840
  Transfers between funds including
   guaranteed interest account, net..............     6,961,175        (829,848)
  Transfers for contract benefits and
   terminations..................................    (1,667,619)     (2,189,180)
  Contract maintenance charges...................       (54,673)        (45,289)
                                                   ------------    ------------
Net increase (decrease) in net assets from
 contractowners transactions.....................     5,262,121      (2,993,477)
                                                   ------------    ------------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account No. 45........            --              --
                                                   ------------    ------------
Increase (Decrease) in Net Assets................     6,307,981      (4,194,726)
Net Assets - Beginning of Period.................    13,229,939      17,424,665
                                                   ------------    ------------
Net Assets - End of Period.......................  $ 19,537,920    $ 13,229,939
                                                   ============    ============
Changes in Units (000's):
Unit Activity 1.15% Class A
 Issued..........................................            --              --
 Redeemed........................................            --              --
                                                   ------------    ------------
 Net Increase (Decrease).........................            --              --
                                                   ------------    ------------
Unit Activity 0.50% to 1.70% Class B
 Issued..........................................           803             202
 Redeemed........................................          (448)           (386)
                                                   ------------    ------------
 Net Increase (Decrease).........................           355            (184)
                                                   ------------    ------------

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-47

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                                              EQ/SMALL
                                                         COMPANY INDEX (h)
                                                  --------------------------------
                                                        2009            2008
                                                  --------------- ----------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss)....................  $     (7,154)   $     (144,763)
 Net realized gain (loss) on investments.........    (2,475,054)        1,251,278
 Change in unrealized appreciation
  (depreciation) of investments..................     6,091,064       (10,213,852)
                                                   ------------    --------------
 Net Increase (decrease) in net assets from
  operations.....................................     3,608,856        (9,107,337)
                                                   ------------    --------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners..........        46,952            70,452
  Transfers between funds including
   guaranteed interest account, net..............       535,419        (1,862,710)
  Transfers for contract benefits and
   terminations..................................    (1,347,621)       (2,425,101)
  Contract maintenance charges...................       (78,615)          (78,029)
                                                   ------------    --------------
Net increase (decrease) in net assets from
 contractowners transactions.....................      (843,865)       (4,295,388)
                                                   ------------    --------------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account No. 45........            --           (55,000)
                                                   ------------    --------------
Increase (Decrease) in Net Assets................     2,764,991       (13,457,725)
Net Assets - Beginning of Period.................    15,954,223        29,411,948
                                                   ------------    --------------
Net Assets - End of Period.......................  $ 18,719,214    $   15,954,223
                                                   ============    ==============
Changes in Units (000's):
Unit Activity 1.15% Class A
 Issued..........................................            --                --
 Redeemed........................................            --                --
                                                   ------------    --------------
 Net Increase (Decrease).........................            --                --
                                                   ------------    --------------
Unit Activity 0.50% to 1.70% Class B
 Issued..........................................           246               168
 Redeemed........................................          (331)             (459)
                                                   ------------    --------------
 Net Increase (Decrease).........................           (85)             (291)
                                                   ------------    --------------

                                                         EQ/T. ROWE PRICE                   EQ/TEMPLETON
                                                           GROWTH STOCK                    GLOBAL EQUITY
                                                  ------------------------------- --------------------------------
                                                        2009            2008            2009             2008
                                                  --------------- --------------- ---------------- ---------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss)....................   $  (153,291)   $    (203,943)    $    2,557     $       1,848
 Net realized gain (loss) on investments.........      (692,479)        (276,190)      (692,761)         (368,490)
 Change in unrealized appreciation
  (depreciation) of investments..................     4,327,048       (6,594,160)     1,356,524        (1,482,078)
                                                    -----------    -------------     ----------     -------------
 Net Increase (decrease) in net assets from
  operations.....................................     3,481,278       (7,074,293)       666,320        (1,848,720)
                                                    -----------    -------------     ----------     -------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners..........       147,586          115,326          3,870             7,432
  Transfers between funds including
   guaranteed interest account, net..............     1,675,423         (557,752)       115,488          (534,237)
  Transfers for contract benefits and
   terminations..................................      (888,098)      (1,490,082)      (169,286)         (378,536)
  Contract maintenance charges...................       (35,810)         (33,511)       (11,384)          (11,301)
                                                    -----------    -------------     ----------     -------------
Net increase (decrease) in net assets from
 contractowners transactions.....................       899,101       (1,966,019)       (61,312)         (916,642)
                                                    -----------    -------------     ----------     -------------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account No. 45........            --          (37,000)            --               (65)
                                                    -----------    -------------     ----------     -------------
Increase (Decrease) in Net Assets................     4,380,379       (9,077,312)       605,008        (2,765,427)
Net Assets - Beginning of Period.................     8,617,445       17,694,757      2,249,697         5,015,124
                                                    -----------    -------------     ----------     -------------
Net Assets - End of Period.......................   $12,997,824    $   8,617,445     $2,854,705     $   2,249,697
                                                    ===========    =============     ==========     =============
Changes in Units (000's):
Unit Activity 1.15% Class A
 Issued..........................................            --               --             --                --
 Redeemed........................................            --               --             --                --
                                                    -----------    -------------     ----------     -------------
 Net Increase (Decrease).........................            --               --             --                --
                                                    -----------    -------------     ----------     -------------
Unit Activity 0.50% to 1.70% Class B
 Issued..........................................           334              107            143                87
 Redeemed........................................          (272)            (254)          (147)             (194)
                                                    -----------    -------------     ----------     -------------
 Net Increase (Decrease).........................            62             (147)            (4)             (107)
                                                    -----------    -------------     ----------     -------------

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-48

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                                          EQ/UBS GROWTH                  EQ/VAN KAMPEN
                                                            AND INCOME                      COMSTOCK
                                                  ------------------------------ ------------------------------
                                                       2009            2008           2009            2008
                                                  -------------- --------------- -------------- ---------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss)....................   $   (9,661)   $      (6,002)   $   13,283    $      48,438
 Net realized gain (loss) on investments.........     (278,211)         (38,928)     (731,851)        (500,973)
 Change in unrealized appreciation
  (depreciation) of investments..................      709,925         (994,669)    1,759,509       (1,603,924)
                                                    ----------    -------------    ----------    -------------
 Net Increase (decrease) in net assets from
  operations.....................................      422,053       (1,039,599)    1,040,941       (2,056,459)
                                                    ----------    -------------    ----------    -------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners..........          551             (455)       42,931          463,884
  Transfers between funds including
   guaranteed interest account, net..............     (123,621)        (472,891)     (241,943)       1,422,701
  Transfers for contract benefits and
   terminations..................................     (102,563)        (212,138)     (271,834)        (929,718)
  Contract maintenance charges...................       (8,104)          (8,402)      (17,558)         (15,048)
                                                    ----------    -------------    ----------    -------------
Net increase (decrease) in net assets from
 contractowners transactions.....................     (233,737)        (693,886)     (488,404)         941,819
                                                    ----------    -------------    ----------    -------------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account No. 45........           --               --            --               --
                                                    ----------    -------------    ----------    -------------
Increase (Decrease) in Net Assets................      188,316       (1,733,485)      552,537       (1,114,640)
Net Assets - Beginning of Period.................    1,405,608        3,139,093     4,514,876        5,629,516
                                                    ----------    -------------    ----------    -------------
Net Assets - End of Period.......................   $1,593,924    $   1,405,608    $5,067,413    $   4,514,876
                                                    ==========    =============    ==========    =============
Changes in Units (000's):
Unit Activity 1.15% Class A
 Issued..........................................           --               --            --               --
 Redeemed........................................           --               --            --               --
                                                    ----------    -------------    ----------    -------------
 Net Increase (Decrease).........................           --               --            --               --
                                                    ----------    -------------    ----------    -------------
Unit Activity 0.50% to 1.70% Class B
 Issued..........................................           78              112            61              371
 Redeemed........................................         (129)            (236)         (135)            (234)
                                                    ----------    -------------    ----------    -------------
 Net Increase (Decrease).........................          (51)            (124)          (74)             137
                                                    ----------    -------------    ----------    -------------

                                                           EQ/VAN KAMPEN
                                                          MID CAP GROWTH
                                                  -------------------------------
                                                        2009            2008
                                                  --------------- ---------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss)....................  $   (139,889)   $    (119,798)
 Net realized gain (loss) on investments.........    (1,440,046)        (830,862)
 Change in unrealized appreciation
  (depreciation) of investments..................     6,048,216       (4,190,499)
                                                   ------------    -------------
 Net Increase (decrease) in net assets from
  operations.....................................     4,468,281       (5,141,159)
                                                   ------------    -------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners..........        92,188           79,602
  Transfers between funds including
   guaranteed interest account, net..............     4,312,376        4,247,034
  Transfers for contract benefits and
   terminations..................................      (588,362)        (793,302)
  Contract maintenance charges...................       (43,908)         (28,415)
                                                   ------------    -------------
Net increase (decrease) in net assets from
 contractowners transactions.....................     3,772,294        3,504,919
                                                   ------------    -------------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account No. 45........            --               --
                                                   ------------    -------------
Increase (Decrease) in Net Assets................     8,240,575       (1,636,240)
Net Assets - Beginning of Period.................     6,888,061        8,524,301
                                                   ------------    -------------
Net Assets - End of Period.......................  $ 15,128,636    $   6,888,061
                                                   ============    =============
Changes in Units (000's):
Unit Activity 1.15% Class A
 Issued..........................................            --               --
 Redeemed........................................            --               --
                                                   ------------    -------------
 Net Increase (Decrease).........................            --               --
                                                   ------------    -------------
Unit Activity 0.50% to 1.70% Class B
 Issued..........................................           702              616
 Redeemed........................................          (356)            (325)
                                                   ------------    -------------
 Net Increase (Decrease).........................           346              291
                                                   ------------    -------------

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-49

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                                             MULTIMANAGER
                                                        AGGRESSIVE EQUITY (d)
                                                  ----------------------------------
                                                         2009             2008
                                                  ----------------- ----------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss)....................   $  (226,635)     $     (262,913)
 Net realized gain (loss) on investments.........    (2,098,845)         (1,506,934)
 Change in unrealized appreciation
  (depreciation) of investments..................     7,560,940         (15,491,622)
                                                    -----------      --------------
 Net Increase (decrease) in net assets from
  operations.....................................     5,235,460         (17,261,469)
                                                    -----------      --------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners..........       396,658             229,766
  Transfers between funds including
   guaranteed interest account, net..............     8,762,621          (2,825,260)
  Transfers for contract benefits and
   terminations..................................    (1,459,518)         (2,995,552)
  Contract maintenance charges...................      (146,919)           (153,389)
                                                    -----------      --------------
Net increase (decrease) in net assets from
 contractowners transactions.....................     7,552,842          (5,744,435)
                                                    -----------      --------------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account No. 45........            --             (15,000)
                                                    -----------      --------------
Increase (Decrease) in Net Assets................    12,788,302         (23,020,904)
Net Assets - Beginning of Period.................    17,659,503          40,680,407
                                                    -----------      --------------
Net Assets - End of Period.......................   $30,447,805      $   17,659,503
                                                    ===========      ==============
Changes in Units (000's):
Unit Activity 1.15% Class A
 Issued..........................................            21                   1
 Redeemed........................................           (24)                (33)
                                                    -----------      --------------
 Net Increase (Decrease).........................            (3)                (32)
                                                    -----------      --------------
Unit Activity 0.50% to 1.70% Class B
 Issued..........................................           224                  12
 Redeemed........................................           (74)                (87)
                                                    -----------      --------------
 Net Increase (Decrease).........................           150                 (75)
                                                    -----------      --------------

                                                           MULTIMANAGER                     MULTIMANAGER
                                                             CORE BOND                  INTERNATIONAL EQUITY
                                                  ------------------------------- --------------------------------
                                                        2009            2008            2009            2008
                                                  --------------- --------------- --------------- ----------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss)....................  $    734,983    $  1,182,200    $     11,589    $        4,879
 Net realized gain (loss) on investments.........      (137,133)        612,876      (2,300,258)          506,670
 Change in unrealized appreciation
  (depreciation) of investments..................     1,682,949      (1,437,654)      5,561,418       (13,469,510)
                                                   ------------    ------------    ------------    --------------
 Net Increase (decrease) in net assets from
  operations.....................................     2,280,799         357,422       3,272,749       (12,957,961)
                                                   ------------    ------------    ------------    --------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners..........       125,351          87,793          75,378            33,916
  Transfers between funds including
   guaranteed interest account, net..............     4,885,577       2,036,044        (816,259)       (1,144,157)
  Transfers for contract benefits and
   terminations..................................    (5,467,377)     (4,594,648)     (1,180,858)       (1,781,057)
  Contract maintenance charges...................      (122,333)        (89,250)        (54,894)          (67,336)
                                                   ------------    ------------    ------------    --------------
Net increase (decrease) in net assets from
 contractowners transactions.....................      (578,782)     (2,560,061)     (1,976,633)       (2,958,634)
                                                   ------------    ------------    ------------    --------------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account No. 45........            --          30,000              --           (61,000)
                                                   ------------    ------------    ------------    --------------
Increase (Decrease) in Net Assets................     1,702,017      (2,172,639)      1,296,116       (15,977,595)
Net Assets - Beginning of Period.................    34,158,302      36,330,941      12,987,876        28,965,471
                                                   ------------    ------------    ------------    --------------
Net Assets - End of Period.......................  $ 35,860,319    $ 34,158,302    $ 14,283,992    $   12,987,876
                                                   ============    ============    ============    ==============
Changes in Units (000's):
Unit Activity 1.15% Class A
 Issued..........................................            --              --              --                --
 Redeemed........................................            --              --              --                --
                                                   ------------    ------------    ------------    --------------
 Net Increase (Decrease).........................            --              --              --                --
                                                   ------------    ------------    ------------    --------------
Unit Activity 0.50% to 1.70% Class B
 Issued..........................................           822             843             151               252
 Redeemed........................................          (875)         (1,061)           (339)             (463)
                                                   ------------    ------------    ------------    --------------
 Net Increase (Decrease).........................           (53)           (218)           (188)             (211)
                                                   ------------    ------------    ------------    --------------

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-50

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                                        MULTIMANAGER LARGE             MULTIMANAGER LARGE
                                                         CAP CORE EQUITY                   CAP GROWTH
                                                  ------------------------------ ------------------------------
                                                       2009            2008           2009            2008
                                                  -------------- --------------- -------------- ---------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss)....................   $   11,197    $     (40,031)   $  (69,146)   $    (126,731)
 Net realized gain (loss) on investments.........     (267,338)        (123,098)     (884,361)        (446,247)
 Change in unrealized appreciation
  (depreciation) of investments..................    1,281,539       (2,723,122)    2,565,475       (4,328,092)
                                                    ----------    -------------    ----------    -------------
 Net Increase (decrease) in net assets from
  operations.....................................    1,025,398       (2,886,251)    1,611,968       (4,901,070)
                                                    ----------    -------------    ----------    -------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners..........        5,155           25,787        17,413           18,343
  Transfers between funds including
   guaranteed interest account, net..............       71,618         (927,823)     (521,810)        (675,084)
  Transfers for contract benefits and
   terminations..................................     (276,947)        (637,834)     (451,657)        (944,172)
  Contract maintenance charges...................      (14,224)         (15,259)      (22,632)         (25,746)
                                                    ----------    -------------    ----------    -------------
Net increase (decrease) in net assets from
 contractowners transactions.....................     (214,398)      (1,555,129)     (978,686)      (1,626,659)
                                                    ----------    -------------    ----------    -------------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account No. 45........           --         (175,000)           --               --
                                                    ----------    -------------    ----------    -------------
Increase (Decrease) in Net Assets................      811,000       (4,616,380)      633,282       (6,527,729)
Net Assets - Beginning of Period.................    3,537,946        8,154,326     5,238,563       11,766,292
                                                    ----------    -------------    ----------    -------------
Net Assets - End of Period.......................   $4,348,946    $   3,537,946    $5,871,845    $   5,238,563
                                                    ==========    =============    ==========    =============
Changes in Units (000's):
Unit Activity 1.15% Class A
 Issued..........................................           --               --            --               --
 Redeemed........................................           --               --            --               --
                                                    ----------    -------------    ----------    -------------
 Net Increase (Decrease).........................           --               --            --               --
                                                    ----------    -------------    ----------    -------------
Unit Activity 0.50% to 1.70% Class B
 Issued..........................................           50               63            58              169
 Redeemed........................................          (79)            (225)         (212)            (364)
                                                    ----------    -------------    ----------    -------------
 Net Increase (Decrease).........................          (29)            (162)         (154)            (195)
                                                    ----------    -------------    ----------    -------------

                                                         MULTIMANAGER LARGE
                                                             CAP VALUE
                                                  --------------------------------
                                                        2009            2008
                                                  --------------- ----------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss)....................  $     33,409    $      (34,600)
 Net realized gain (loss) on investments.........    (2,360,408)       (1,350,133)
 Change in unrealized appreciation
  (depreciation) of investments..................     4,340,603        (7,297,175)
                                                   ------------    --------------
 Net Increase (decrease) in net assets from
  operations.....................................     2,013,604        (8,681,908)
                                                   ------------    --------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners..........        33,501            42,508
  Transfers between funds including
   guaranteed interest account, net..............    (1,541,421)         (785,114)
  Transfers for contract benefits and
   terminations..................................    (1,056,768)       (2,091,221)
  Contract maintenance charges...................       (48,511)          (57,484)
                                                   ------------    --------------
Net increase (decrease) in net assets from
 contractowners transactions.....................    (2,613,199)       (2,891,311)
                                                   ------------    --------------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account No. 45........            --           (37,000)
                                                   ------------    --------------
Increase (Decrease) in Net Assets................      (599,595)      (11,610,219)
Net Assets - Beginning of Period.................    12,093,743        23,703,962
                                                   ------------    --------------
Net Assets - End of Period.......................  $ 11,494,148    $   12,093,743
                                                   ============    ==============
Changes in Units (000's):
Unit Activity 1.15% Class A
 Issued..........................................            --                --
 Redeemed........................................            --                --
                                                   ------------    --------------
 Net Increase (Decrease).........................            --                --
                                                   ------------    --------------
Unit Activity 0.50% to 1.70% Class B
 Issued..........................................            84               358
 Redeemed........................................          (372)             (635)
                                                   ------------    --------------
 Net Increase (Decrease).........................          (288)             (277)
                                                   ------------    --------------

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-51

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                                          MULTIMANAGER MID
                                                             CAP GROWTH
                                                  --------------------------------
                                                        2009            2008
                                                  --------------- ----------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss)....................  $   (135,147)   $     (210,120)
 Net realized gain (loss) on investments.........    (1,635,179)         (809,733)
 Change in unrealized appreciation
  (depreciation) of investments..................     4,960,198        (6,844,714)
                                                   ------------    --------------
 Net Increase (decrease) in net assets from
  operations.....................................     3,189,872        (7,864,567)
                                                   ------------    --------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners..........        36,241            44,536
  Transfers between funds including
   guaranteed interest account, net..............      (721,819)       (1,850,468)
  Transfers for contract benefits and
   terminations..................................      (850,809)       (1,714,332)
  Contract maintenance charges...................       (39,631)          (44,482)
                                                   ------------    --------------
Net increase (decrease) in net assets from
 contractowners transactions.....................    (1,576,018)       (3,564,746)
                                                   ------------    --------------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account No. 45........            --           (25,000)
                                                   ------------    --------------
Increase (Decrease) in Net Assets................     1,613,854       (11,454,313)
Net Assets - Beginning of Period.................     9,023,627        20,477,940
                                                   ------------    --------------
Net Assets - End of Period.......................  $ 10,637,481    $    9,023,627
                                                   ============    ==============
Changes in Units (000's):
Unit Activity 1.15% Class A
 Issued..........................................            --                --
 Redeemed........................................            --                --
                                                   ------------    --------------
 Net Increase (Decrease).........................            --                --
                                                   ------------    --------------
Unit Activity 0.50% to 1.70% Class B
 Issued..........................................           126               145
 Redeemed........................................          (338)             (499)
                                                   ------------    --------------
 Net Increase (Decrease).........................          (212)             (354)
                                                   ------------    --------------

                                                         MULTIMANAGER MID                   MULTIMANAGER
                                                             CAP VALUE                   MULTI-SECTOR BOND
                                                  ------------------------------- --------------------------------
                                                        2009            2008            2009            2008
                                                  --------------- --------------- --------------- ----------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss)....................  $    169,901    $   (142,797)   $  1,188,679    $    4,202,739
 Net realized gain (loss) on investments.........    (2,087,816)     (1,771,987)     (4,793,975)       (4,364,828)
 Change in unrealized appreciation
  (depreciation) of investments..................     6,006,961      (4,317,006)      6,743,685       (14,923,652)
                                                   ------------    ------------    ------------    --------------
 Net Increase (decrease) in net assets from
  operations.....................................     4,089,046      (6,231,790)      3,138,389       (15,085,741)
                                                   ------------    ------------    ------------    --------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners..........        30,826          11,464         236,806           189,472
  Transfers between funds including
   guaranteed interest account, net..............      (652,664)       (534,153)     (1,035,359)      (10,133,697)
  Transfers for contract benefits and
   terminations..................................      (951,896)     (1,392,945)     (3,841,245)       (7,996,793)
  Contract maintenance charges...................       (46,917)        (45,097)       (178,550)         (189,811)
                                                   ------------    ------------    ------------    --------------
Net increase (decrease) in net assets from
 contractowners transactions.....................    (1,620,651)     (1,960,731)     (4,818,348)      (18,130,829)
                                                   ------------    ------------    ------------    --------------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account No. 45........            --         (20,000)             --          (164,000)
                                                   ------------    ------------    ------------    --------------
Increase (Decrease) in Net Assets................     2,468,395      (8,212,521)     (1,679,959)      (33,380,570)
Net Assets - Beginning of Period.................    10,563,875      18,776,396      41,825,449        75,206,019
                                                   ------------    ------------    ------------    --------------
Net Assets - End of Period.......................  $ 13,032,270    $ 10,563,875    $ 40,145,490    $   41,825,449
                                                   ============    ============    ============    ==============
Changes in Units (000's):
Unit Activity 1.15% Class A
 Issued..........................................            --              --              13                 5
 Redeemed........................................            --              --             (24)              (22)
                                                   ------------    ------------    ------------    --------------
 Net Increase (Decrease).........................            --              --             (11)              (17)
                                                   ------------    ------------    ------------    --------------
Unit Activity 0.50% to 1.70% Class B
 Issued..........................................           221             305              99                41
 Redeemed........................................          (384)           (453)           (280)             (629)
                                                   ------------    ------------    ------------    --------------
 Net Increase (Decrease).........................          (163)           (148)           (181)             (588)
                                                   ------------    ------------    ------------    --------------

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-52

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

STATEMENTS OF CHANGES IN NET ASSETS (Concluded)

FOR THE YEARS ENDED DECEMBER 31,


                                                        MULTIMANAGER SMALL               MULTIMANAGER SMALL
                                                            CAP GROWTH                       CAP VALUE
                                                  ------------------------------- --------------------------------
                                                        2009            2008            2009            2008
                                                  --------------- --------------- --------------- ----------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss)....................  $     (63,689)  $     (94,648)  $    (49,777)   $     (237,345)
 Net realized gain (loss) on investments.........     (1,380,678)       (968,216)    (3,220,399)       (4,063,897)
 Change in unrealized appreciation
  (depreciation) of investments..................      2,717,524      (2,572,629)     5,789,851        (4,374,747)
                                                   -------------   -------------   ------------    --------------
 Net Increase (decrease) in net assets from
  operations.....................................      1,273,157      (3,635,493)     2,519,675        (8,675,989)
                                                   -------------   -------------   ------------    --------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners..........         39,423          15,503         60,631            37,526
  Transfers between funds including
   guaranteed interest account, net..............        379,210      (2,022,846)    (1,001,505)       (5,039,520)
  Transfers for contract benefits and
   terminations..................................       (445,397)       (593,840)    (1,098,591)       (2,722,134)
  Contract maintenance charges...................        (19,729)        (21,074)       (52,157)          (62,725)
                                                   -------------   -------------   ------------    --------------
Net increase (decrease) in net assets from
 contractowners transactions.....................        (46,493)     (2,622,257)    (2,091,622)       (7,786,853)
                                                   -------------   -------------   ------------    --------------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account No. 45........             --          40,000             --           (60,000)
                                                   -------------   -------------   ------------    --------------
Increase (Decrease) in Net Assets................      1,226,664      (6,217,750)       428,053       (16,522,842)
Net Assets - Beginning of Period.................      4,185,278      10,403,028     11,758,724        28,281,566
                                                   -------------   -------------   ------------    --------------
Net Assets - End of Period.......................  $   5,411,942   $   4,185,278   $ 12,186,777    $   11,758,724
                                                   =============   =============   ============    ==============
Changes in Units (000's):
Unit Activity 1.15% Class A
 Issued..........................................             --              --             --                --
 Redeemed........................................             --              --             --                --
                                                   -------------   -------------   ------------    --------------
 Net Increase (Decrease).........................             --              --             --                --
                                                   -------------   -------------   ------------    --------------
Unit Activity 0.50% to 1.70% Class B
 Issued..........................................            278             174            116               102
 Redeemed........................................           (298)           (526)          (302)             (622)
                                                   -------------   -------------   ------------    --------------
 Net Increase (Decrease).........................            (20)           (352)          (186)             (520)
                                                   -------------   -------------   ------------    --------------

                                                            MULTIMANAGER
                                                             TECHNOLOGY
                                                  --------------------------------
                                                        2009            2008
                                                  --------------- ----------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss)....................  $   (275,057)   $     (388,320)
 Net realized gain (loss) on investments.........      (979,859)          996,274
 Change in unrealized appreciation
  (depreciation) of investments..................     9,451,248       (16,310,308)
                                                   ------------    --------------
 Net Increase (decrease) in net assets from
  operations.....................................     8,196,332       (15,702,354)
                                                   ------------    --------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners..........       326,202           121,520
  Transfers between funds including
   guaranteed interest account, net..............       857,427        (2,172,942)
  Transfers for contract benefits and
   terminations..................................    (1,614,416)       (2,452,119)
  Contract maintenance charges...................       (75,832)          (76,655)
                                                   ------------    --------------
Net increase (decrease) in net assets from
 contractowners transactions.....................      (506,619)       (4,580,196)
                                                   ------------    --------------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account No. 45........            --          (415,000)
                                                   ------------    --------------
Increase (Decrease) in Net Assets................     7,689,713       (20,697,550)
Net Assets - Beginning of Period.................    15,299,671        35,997,221
                                                   ------------    --------------
Net Assets - End of Period.......................  $ 22,989,384    $   15,299,671
                                                   ============    ==============
Changes in Units (000's):
Unit Activity 1.15% Class A
 Issued..........................................            --                --
 Redeemed........................................            --                --
                                                   ------------    --------------
 Net Increase (Decrease).........................            --                --
                                                   ------------    --------------
Unit Activity 0.50% to 1.70% Class B
 Issued..........................................           535               441
 Redeemed........................................          (626)             (948)
                                                   ------------    --------------
 Net Increase (Decrease).........................           (91)             (507)
                                                   ------------    --------------

-------
(a) EQ/Mid Cap Value PLUS replaced EQ/Ariel Appreciation II due to a fund merger on September 11, 2009.
(b) EQ/Mid Cap Value PLUS replaced EQ/Lord Abbett Mid Cap Value due to a fund merger on September 11, 2009.
(c) EQ/PIMCO Ultra Short Bond replaced EQ/Short Duration Bond due to a fund merger on September 11, 2009.
(d) Multimanager Aggressive Equity replaced Multimanager Health Care due to a fund merger on September 18, 2009.
(e) EQ/Core Bond Index replaced EQ/Long Term Bond due to a fund merger on September 25, 2009.
(f) EQ/Quality Bond PLUS replaced EQ/Caywood-Scholl High Yield due to a fund merger on September 25, 2009.
(g) EQ/Common Stock Index replaced EQ/Oppenheimer Main Street Opportunity due to a fund merger on September 18, 2009.
(h) EQ/Small Company Index replaced EQ/Oppenheimer Main Street Small Cap Index due to a fund merger on September 18, 2009.
The accompanying notes are an integral part of these financial statements.


                                     FSA-53

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

Notes to Financial Statements

December 31, 2009

1. Organization

   AXA Equitable Life Insurance Company ("AXA Equitable") Separate Account No. 45 ("the Account") is organized as a unit investment trust, a type of investment company, and is registered with the Securities and Exchange Commission ("SEC") under the Investment Company Act of 1940 (the "1940 Act"). The Account has Variable Investment Options, each of which invests in shares of a mutual fund portfolio of EQ Advisors Trust ("EQAT"), AXA Premier VIP Trust ("VIP"), ("The Trusts"). The Trusts are open-ended diversified management investment companies that sell shares of a portfolio ("Portfolio") of a mutual fund to separate accounts of insurance companies. Each Portfolio of The Trusts have separate investment objectives. These financial statements and notes are those of the Variable Investment Options of the Account.

   The Account consists of the following separate Variable Investment Options:

   AXA Premier VIP Trust*
   ----------------------
   o AXA Aggressive Allocation
   o AXA Conservative Allocation
   o AXA Conservative-Plus Allocation
   o AXA Moderate Allocation
   o AXA Moderate-Plus Allocation
   o Multimanager Aggressive Equity
   o Multimanager Core Bond
   o Multimanager International Equity
   o Multimanager Large Cap Core Equity
   o Multimanager Large Cap Growth
   o Multimanager Large Cap Value
   o Multimanager Mid Cap Growth
   o Multimanager Mid Cap Value
   o Multimanager Multi Sector Bond(13)
   o Multimanager Small Cap Growth
   o Multimanager Small Cap Value
   o Multimanager Technology

   EQ Advisors Trust*
   ------------------
   o EQ/AllianceBernstein International
   o EQ/AllianceBernstein Small Cap Growth
   o EQ/AXA Franklin Small Cap Value Core(5)
   o EQ/BlackRock Basic Value Equity
   o EQ/BlackRock International Value
   o EQ/Boston Advisors Equity Income
   o EQ/Calvert Socially Responsible
   o EQ/Capital Guardian Growth
   o EQ/Capital Guardian Research
   o EQ/Common Stock Index(1)
   o EQ/Core Bond Index(7)
   o EQ/Davis New York Venture
   o EQ/Equity 500 Index
   o EQ/Equity Growth PLUS(8)
   o EQ/Evergreen Omega
   o EQ/Frankin Core Balanced(4)
   o EQ/Franklin Templeton Allocation(6)
   o EQ/GAMCO Mergers and Acquisitions
   o EQ/GAMCO Small Company Value
   o EQ/Global Bond PLUS(3)
   o EQ/Global Multi-Sector Equity(12)
   o EQ/Intermediate Government Bond Index(2)
   o EQ/International Core PLUS
   o EQ/International Growth
   o EQ/JPMorgan Value Opportunities
   o EQ/Large Cap Core PLUS
   o EQ/Large Cap Growth Index
   o EQ/Large Cap Growth PLUS
   o EQ/Large Cap Value Index
   o EQ/Large Cap Value PLUS
   o EQ/Lord Abbett Growth and Income
   o EQ/Lord Abbett Large Cap Core
   o EQ/Mid Cap Index
   o EQ/Mid Cap Value PLUS
   o EQ/Money Market
   o EQ/Montag & Caldwell Growth
   o EQ/Mutual Large Cap Equity(9)
   o EQ/Oppenheimer Global
   o EQ/PIMCO Ultra Short Bond(10)
   o EQ/Quality Bond PLUS
   o EQ/Small Company Index
   o EQ/T. Rowe Price Growth Stock
   o EQ/Templeton Global Equity(11)
   o EQ/UBS Growth and Income
   o EQ/Van Kampen Comstock
   o EQ/Van Kampen Mid Cap Growth

   ----------------------
   (1)  Formerly known as EQ/AllianceBernstein Common Stock
   (2)  Formerly known as EQ/AllianceBernstein Intermediate Government
        Securities
   (3)  Formerly known as EQ/Evergreen International Bond
   (4) Fund was renamed twice this year. EQ/Franklin Income was former name, until 05/01/09 when name changed to EQ/AXA Franklin Income Core. On 09/18/09 the second change resulted in the current name.
   (5)  Formerly known as EQ/Franklin Small Cap Value
   (6) Fund was renamed twice this year. EQ/Franklin Templeton Founding Strategy was former name, until 05/01/09 when name changed to EQ/AXA Franklin Templeton Founding Strategy Core. On 09/18/09 the second name change resulted in the current name.
   (7)  Formerly known as EQ/JPMorgan Core Bond

                                        FSA-54

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

Notes to Financial Statements (Continued)

December 31, 2009

1. Organization (Concluded)

   (8) Fund was renamed twice this year. EQ/Marsico Focus was former name, until 05/01/09 when name changed to EQ/Focus PLUS. On 09/18/09 the second change resulted in the current name.

   (9)  Formerly known as EQ/AXA Mutual Share Core

   (10) Formerly known as EQ/PIMCO Real Return

   (11) Fund was renamed twice this year. EQ/Templeton Growth was former name, until 05/01/09 name changed to EQ/AXA Templeton Growth Core. On 09/18/09 the second name change resulted in the current name.

   (12) Formerly known as EQ/Van Kampen Emerging Markets Equity

   (13) Formerly known as Multimanager High Yield

   * An affiliate of AXA Equitable provides advisory services to one or more Portfolios of this Trust.



   Under applicable insurance law, the assets and liabilities of the Account are clearly identified and distinguished from AXA Equitable's other assets and liabilities. All Contracts are issued by AXA Equitable. The assets of the Account are the property of AXA Equitable. However, the portion of the Account's assets attributable to the Contracts will not be chargeable with liabilities arising out of any other business AXA Equitable may conduct.

   The Account is used to fund benefits for variable annuities issued by AXA Equitable including the Accumulator, Accumulator Plus, Accumulator Elite, Accumulator Select, Accumulator Advisor and Income Manager. These annuities in the Accumulator series are offered with the same Variable Investment Options for use as a nonqualified annuity (NQ) for after-tax contributions only, or when used as an investment vehicle for certain qualified plans (QP), an individual retirement annuity (IRA) or a tax-shelter annuity (TSA). The Accumulator series of annuities are offered under group and individual variable annuity forms.

   The amount retained by AXA Equitable in the Account arises principally from
   (1) contributions from AXA Equitable, (2) mortality and expense charges, asset-based administration charges, and distribution charges accumulated in the Account, and (3) that portion, determined ratably, of the Account's investment results applicable to those assets in the Account in excess of the net assets, attributable to accumulation units. Amounts retained by AXA Equitable are not subject to charges for mortality and expense risks, asset-based administration charges and distribution charges. Amounts retained by AXA Equitable in the Account may be transferred at any time by AXA Equitable to its General Account.

   Each of the Variable Investment Options of the Account bears indirectly exposure to the market, credit, and liquidity risks of the Portfolio in which it invests. These financial statements and footnotes should be read in conjunction with the financial statements and footnotes of the Portfolios of the Trusts, which are distributed by AXA Equitable to the Contractowners.

   In the normal course of business the Variable Investment Options of the Account enter into Contracts that may include agreements to indemnify another party under given circumstances. The Variable Investment Options maximum exposure under these arrangements is unknown as this would involve future claims that may be, but have not been, made against the Variable Investment Options of the Accounts.

2. Significant Accounting Policies

   The accompanying financial statements are prepared in conformity with accounting principles generally accepted in the United States of America
   (GAAP). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

   Effective April 1, 2009, and as further described in Note 3 of the financial statements, the Account implemented the new guidance related to Fair Value Measurements and Disclosures. This modification retains the "exit price" objective of fair value measurement and provides additional guidance for estimating fair value when the volume and level of market activity for the asset or liability have significantly decreased in relation to normal market activity. This guidance also references guidance on distinguishing distressed or forced transactions not determinative of fair value from orderly transactions between market participants under prevailing market conditions. Implementation of the revised guidance did not have an impact on the net assets of the Account.

   Investments are made in shares of The Trusts and are valued at the net asset values per share of the respective Portfolios. The net asset values are determined by The Trusts using the market or fair value of the underlying assets of the Portfolio less liabilities.

   Investment transactions are recorded by the Account on the trade date. Dividends and distributions of capital gains from The Trusts are automatically reinvested on the ex-dividend date. Realized gains and losses include (1) gains and losses on redemptions of EQAT and VIP shares (determined on the identified cost basis) and (2) The Trusts' distributions representing the net realized gains on The Trusts'


                                        FSA-55

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

Notes to Financial Statements (Continued)

December 31, 2009

2. Significant Accounting Policies (Concluded)

   investment transactions.

   Receivable/payable for policy-related transactions represent amounts due to/from AXA Equitable's General Account primarily related to premiums, surrenders and death benefits.

   Payments received from Contractowners represent participant contributions under the Contracts (but exclude amounts allocated to the guaranteed interest account, reflected in the General Account) reduced by applicable deductions, charges and state premium taxes. Contractowners may allocate amounts in their individual accounts to Variable Investment Options of the Account and/or to the guaranteed interest account of AXA Equitable's General Account, and fixed maturity options of Separate Account No. 46. Transfers between funds including guaranteed interest account, net, are amounts that participants have directed to be moved among funds, including permitted transfers to and from the guaranteed interest account and the fixed maturity options of Separate Account No. 46. The net assets of any Variable Investment Option may not be less than the aggregate of the Contractowner accounts allocated to that Variable Iinvestment Option. AXA Equitable is required by state insurance laws to set aside additional assets in AXA Equitable's General Account to provide for other policy benefits. AXA Equitable's General Account is subject to creditor rights.

   Transfers for Contract benefits and terminations are payments to participants and beneficiaries made under the terms of the Contracts and amounts that participants have requested to be withdrawn and paid to them. Withdrawal charges (which represent deferred contingent withdrawal charges) are included in transfers, benefits and terminations to the extent that such charges apply to the Contracts. Administrative charges are included in Contract maintenance charges to the extent that such charges apply to the Contracts.

   The operations of the Account are included in the federal income tax return of AXA Equitable which is taxed as a life insurance company under the provisions of the Internal Revenue Code. No federal income tax based on net income or realized and unrealized capital gains is currently applicable to Contracts participating in the Account by reason of applicable provisions of the Internal Revenue Code and no federal income tax payable by AXA Equitable is expected to affect the unit value of Contracts participating in the Account. Accordingly, no provision for income taxes is required. However, AXA Equitable retains the right to charge for any federal income tax which is attributable to the Account if the law is changed.


3. Fair Value Disclosures

   Under GAAP fair value is the exchange price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. GAAP also establishes a fair value hierarchy that requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value, and identifies three levels of inputs that may be used to measure fair value:

   Level 1 - Quotes prices for identical instruments in active markets. Level 1 fair values generally are supported by market transactions that occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

   Level 2 - Observable inputs other than Level 1 prices, such as quoted prices for similar instruments, quoted prices in markets that are not active, and inputs to model-derived valuations that are not directly observable or can be corroborated by observable market data.

   Level 3 - Unobservable inputs supported by little or no market activity and often requiring significant judgment or estimation, such as an entity's own assumptions about the cash flows or other significant components of value that market participants would use in pricing the asset or liability.

   All investment and receivable assets of each Variable Investment Option of the Account have been classified as Level 1. As described in Note 1 to the financial statements, the Account invests in open-ended mutual funds, available to Contractowners of variable insurance policies. The Variable Investment Options may, without restriction, transact at the daily Net Asset Value(s) ("NAV") of the mutual funds. The NAV represents the daily, per share value of the portfolio of investments of the mutual funds, at which sufficient volumes of transactions occur.

   As of December 31, 2009, the Account did not hold any investments with significant unobservable inputs (Level 3).

                                     FSA-56

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

Notes to Financial Statements (Continued)

December 31, 2009

4. Purchases and Sales of Investments

   The cost of purchases and proceeds from sales of investments for the year ended December 31, 2009 were as follows:


                                                    Purchases          Sales
                                                 --------------   --------------
AXA AGGRESSIVE ALLOCATION.....................    $  8,175,897     $  5,161,265
AXA CONSERVATIVE ALLOCATION...................      22,253,355       14,722,529
AXA CONSERVATIVE-PLUS ALLOCATION..............      15,416,793        8,787,641
AXA MODERATE ALLOCATION.......................      42,078,533       39,262,213
AXA MODERATE-PLUS ALLOCATION..................      25,322,325       17,477,324
EQ/ALLIANCEBERNSTEIN INTERNATIONAL............       3,726,879       13,770,712
EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH.........       1,359,656        8,262,539
EQ/AXA FRANKLIN SMALL CAP VALUE CORE..........         602,986        1,607,803
EQ/BLACKROCK BASIC VALUE EQUITY...............       6,550,185       11,404,288
EQ/BLACKROCK INTERNATIONAL VALUE..............       4,505,807        9,689,690
EQ/BOSTON ADVISORS EQUITY INCOME..............       1,538,465        3,053,936
EQ/CALVERT SOCIALLY RESPONSIBLE...............          38,990           85,803
EQ/CAPITAL GUARDIAN GROWTH....................         496,086        2,161,332
EQ/CAPITAL GUARDIAN RESEARCH..................         901,956        6,915,954
EQ/COMMON STOCK INDEX.........................      17,666,865       39,175,852
EQ/CORE BOND INDEX............................       8,837,446        8,881,318
EQ/DAVIS NEW YORK VENTURE.....................       1,638,849        1,800,642
EQ/EQUITY 500 INDEX...........................       7,418,841       12,404,820
EQ/EQUITY GROWTH PLUS.........................       2,028,016       10,379,896
EQ/EVERGREEN OMEGA............................       5,642,350        1,924,441
EQ/FRANKLIN CORE BALANCED.....................       4,651,258        4,572,145
EQ/FRANKLIN TEMPLETON ALLOCATION..............       1,463,513        1,037,285
EQ/GAMCO MERGERS AND ACQUISITIONS.............       1,613,223        1,397,197
EQ/GAMCO SMALL COMPANY VALUE..................       6,114,165        4,748,351
EQ/GLOBAL BOND PLUS...........................       4,985,017        7,157,624
EQ/GLOBAL MULTI-SECTOR EQUITY.................      17,641,628       20,721,273
EQ/INTERMEDIATE GOVERNMENT BOND INDEX.........       4,599,236       22,278,668
EQ/INTERNATIONAL CORE PLUS....................       3,920,136        3,116,351
EQ/INTERNATIONAL GROWTH.......................       3,329,774        2,017,679
EQ/JPMORGAN VALUE OPPORTUNITIES...............         669,712        2,619,034
EQ/LARGE CAP CORE PLUS........................         483,650        1,198,525
EQ/LARGE CAP GROWTH INDEX.....................       3,023,666        6,793,683
EQ/LARGE CAP GROWTH PLUS......................       2,513,253        7,673,017
EQ/LARGE CAP VALUE INDEX......................       1,183,967          461,515
EQ/LARGE CAP VALUE PLUS.......................       5,628,752       31,946,026
EQ/LORD ABBETT GROWTH AND INCOME..............         688,838          619,247
EQ/LORD ABBETT LARGE CAP CORE.................       1,891,554        1,193,292
EQ/MID CAP INDEX..............................       1,744,804        5,978,773
EQ/MID CAP VALUE PLUS.........................       9,293,984       10,579,963
EQ/MONEY MARKET...............................     339,827,282      395,753,811
EQ/MONTAG & CALDWELL GROWTH...................       2,410,079        3,077,522
EQ/MUTUAL LARGE CAP EQUITY....................         418,486          987,374
EQ/OPPENHEIMER GLOBAL.........................       1,906,101          764,767
EQ/PIMCO ULTRA SHORT BOND.....................      25,598,399       16,403,866
EQ/QUALITY BOND PLUS..........................      12,921,052        7,334,151
EQ/SMALL COMPANY INDEX........................       2,968,633        3,819,652
EQ/T. ROWE PRICE GROWTH STOCK.................       3,959,094        3,213,284
EQ/TEMPLETON GLOBAL EQUITY....................         957,743        1,016,498
EQ/UBS GROWTH AND INCOME......................         317,521          560,920
EQ/VAN KAMPEN COMSTOCK........................         525,802        1,000,923
EQ/VAN KAMPEN MID CAP GROWTH..................       7,685,509        4,053,104
MULTIMANAGER AGGRESSIVE EQUITY................      10,943,189        3,616,983

                                     FSA-57

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

Notes to Financial Statements (Continued)

December 31, 2009

4. Purchases and Sales of Investments (Concluded)


                                                Purchases          Sales
                                             --------------   --------------
MULTIMANAGER CORE BOND....................    $11,679,934      $11,433,910
MULTIMANAGER INTERNATIONAL EQUITY.........      1,711,413        3,676,459
MULTIMANAGER LARGE CAP CORE EQUITY........        468,882          672,084
MULTIMANAGER LARGE CAP GROWTH.............        347,226        1,395,057
MULTIMANAGER LARGE CAP VALUE..............        936,381        3,516,172
MULTIMANAGER MID CAP GROWTH...............        957,792        2,668,957
MULTIMANAGER MID CAP VALUE................      2,525,198        3,975,947
MULTIMANAGER MULTI-SECTOR BOND............      4,686,468        8,316,138
MULTIMANAGER SMALL CAP GROWTH.............      1,593,147        1,703,329
MULTIMANAGER SMALL CAP VALUE..............      1,330,044        3,471,444
MULTIMANAGER TECHNOLOGY...................      4,458,329        5,240,005

5. Expenses and Related Party Transactions

   The assets in each Variable Investment Option are invested in shares of a corresponding mutual fund Portfolio of The Trusts. Shares are offered by The Trusts at net asset value. Shares in which the variable investment options are invested are in either one of two classes. Both classes are subject to fees for investment management and advisory services and other Trust expenses. One class of shares ("Class A Shares") is not subject to distribution fees imposed pursuant to a distribution plan. The other class of shares ("Class B Shares") is subject to distribution fees imposed under a distribution plan (herein the "Rule 12b-1 Plans") adopted by the applicable Trusts. The Rule 12b-1 Plans provide that the EQAT and VIP Trusts, on behalf of each related Variable Portfolio, may charge a maximum annual distribution and/or service (12b-1) fee of 0.50% of the average daily net assets of a Portfolio attributable to its Class B shares in respect of activities primarily intended to result in the sale of the Class B shares. Under arrangements approved by each Trust's Board of Trustees, the 12b-1 fee currently is limited to 0.25% of the average daily net assets. These fees are reflected in the net asset value of the shares of the Trusts and the total returns of the investment options, but are not included in the expenses or expense ratios of the investment options. Class A shares of the Trusts continue to be purchased by Contracts in-force prior to May 1, 1997.

   AXA Equitable and its affiliates serves as investment manager of The Portfolios of EQAT and VIP. AXA Equitable receives management fees for services performed in its capacity as investment manager of The Trusts. Investment managers either oversee the activities of the investment advisors with respect to the Trusts and are responsible for retaining and discontinuing the services of those advisors or directly manage the Portfolios. Fees generally vary depending on net asset levels of individual Portfolios and range for EQAT and VIP from a low of 0.07% to high of 1.19% of average daily net assets of the Portfolios of the Trust. AXA Equitable as investment manager pays expenses for providing investment advisory services to the Portfolios, including the fees of the advisors of each Portfolio. In addition, AXA Advisors, LLC ("AXA Advisors") and AXA Distributors, LLC ("Distributors"), affiliates of AXA Equitable, may also receive distribution fees under Rule 12b-1 Plans as described above.

   AllianceBernstein L.P. (formerly Alliance Capital Management L.P. ("AllianceBernstein")) serves as an investment advisor for a number of Portfolios in EQAT and VIP including the EQ/AllianceBernstein Portfolios, EQ/Common Stock Index, EQ/Large Cap Growth Index, EQ/Equity 500 Index, and EQ/Small Company Index as well as a portion of EQ/Large Cap Value PLUS, EQ/Quantity Bond PLUS, Multimanager Aggressive Equity, Multimanager International Equity, Multimanager Large Cap Core Equity, Multimanager Large Cap Value, and Multimanager Mid Cap Growth. AllianceBernstein is a limited partnership which is indirectly majority-owned by AXA Equitable and AXA Financial, Inc. (parent to AXA Equitable).

   AXA Advisors and AXA Distributors are distributors and principal underwriters of the Account. AXA Advisors is registered with the SEC as a broker-dealer and is a member of the Financial Industry Regulatory Authority ("FINRA").

   The Contracts are sold by financial professionals who are registered representatives of AXA Advisors and licensed insurance agents of AXA Network LLC, or its subsidiaries ("AXA Network") (affiliates of AXA Equitable). AXA Network receives commissions under its General Sales Agreement with AXA Equitable and its Networking Agreement with AXA Advisors. AXA Advisors receives service-related payments under its Supervisory and Distribution Agreement with AXA Equitable. The financial professionals are compensated on a commission basis by AXA Network. The Contracts are also sold through licensed insurance agencies (both affiliated and unaffiliated with AXA Equitable) and their affiliated broker-dealers (who are registered with the SEC and members of the FINRA) that have entered into selling agreements with Distributors. The licensed insurance agents who sell AXA Equitable policies for these companies are appointed as agents of AXA Equitable and are registered representatives of the broker-dealers under contract with Distributors.


                                     FSA-58

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

Notes to Financial Statements (Continued)

December 31, 2009

6. Reorganizations

   In 2009, several fund reorganizations were made within EQ Advisors Trust, and corresponding reorganizations were made within the Variable Investment Options of the Account. In these reorganizations, certain Portfolios of EQ Advisors Trust (the "Removed Portfolios") exchanged substantially all of their assets and liabilities for interests in certain other Portfolios of EQ Advisors Trust (the "Surviving Portfolios"). Correspondingly, the Variable Investment Options that invested in the Removed Portfolios (the "Removed Investment Options") were merged with the Variable Investment Options that invest in the Surviving Portfolios (the "Surviving Investment Options"). Contractowners of the Removed Investment Options received interests in the Surviving Investment Options with a value equivalent to the value they held in the Removed Investment Options immediately prior to the reorganization.


----------------------------------------------------------------------------------------------------------
 September 11, 2009        Removed Portfolio                           Surviving Portfolio
----------------------------------------------------------------------------------------------------------
                           EQ/Ariel Appreciation II                    EQ/Mid Cap Value PLUS
                           EQ/Lord Abbett Mid Cap Value
----------------------------------------------------------------------------------------------------------
                           EQ/Ariel Appreciation II
Shares -- Class B             106,819
Value -- Class B           $     9.40
Net Assets Before Merger   $1,003,791
Net Assets After Merger            --
                           EQ/Lord Abbett Mid Cap Value
Shares -- Class B             556,647                                      8,211,639
Value -- Class B           $     7.93                                  $        7.74
Net Assets Before Merger   $4,411,969                                  $  58,130,841
Net Assets After Merger            --                                  $  63,546,601
----------------------------------------------------------------------------------------------------------
 September 11, 2009        EQ/Short Duration Bond                      EQ/PIMCO Ultra Short Bond
----------------------------------------------------------------------------------------------------------
Shares -- Class B             709,287                                      4,379,115
Value -- Class B           $     9.13                                  $        9.95
Net Assets Before Merger   $6,472,989                                  $  37,087,680
Net Assets After Merger            --                                  $  43,560,669
----------------------------------------------------------------------------------------------------------
 September 25, 2009        EQ/Long Term Bond                           EQ/Core Bond Index
----------------------------------------------------------------------------------------------------------
Shares -- Class B             322,623                                      3,542,042
Value -- Class B           $    12.74                                  $        9.62
Net Assets Before Merger   $4,111,725                                  $  29,970,244
Net Assets After Merger            --                                  $  34,081,969
----------------------------------------------------------------------------------------------------------
 September 18, 2009        Multimanager Health Care                    Multimanager Aggressive Equity
----------------------------------------------------------------------------------------------------------
Shares -- Class A                                                            305,799
Value -- Class A                                                       $       22.08
Shares -- Class B             983,469                                      1,058,497
Value -- Class B           $     9.02                                  $       21.67
Net Assets Before Merger   $8,872,754                                  $  20,815,733
Net Assets After Merger            --                                  $  29,688,487
----------------------------------------------------------------------------------------------------------
 September 18, 2009        EQ/Oppenheimer Main Street Opportunity      EQ/Common Stock Index
----------------------------------------------------------------------------------------------------------
Shares -- Class A             459,248                                      2,435,784
Value -- Class A           $     8.39                                  $       13.64
Shares -- Class B             544,872                                     13,286,431
Value -- Class B           $     8.39                                  $       13.55
Net Assets Before Merger   $8,427,588                                  $ 204,782,496
Net Assets After Merger            --                                  $ 213,210,084
----------------------------------------------------------------------------------------------------------

                                     FSA-59

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

Notes to Financial Statements (Continued)

December 31, 2009


6. Reorganizations (Concluded)


---------------------------------------------------------------------------------------------
                           EQ/Oppenheimer Main Street Small Cap
September 18, 2009         Index                                  EQ/Small Company Index
---------------------------------------------------------------------------------------------
Shares -- Class B          110,184                                2,276,053
Value -- Class B           $       8.91                           $       8.40
Net Assets Before Merger   $   981,828                            $18,144,536
Net Assets After Merger             --                            $19,126,364
---------------------------------------------------------------------------------------------
September 25, 2009         EQ/Caywood Scholl High Yield Bond      EQ/Quality Bond PLUS
---------------------------------------------------------------------------------------------
Shares -- Class B            2,632,013                              2,570,705
Value -- Class B           $       3.99                           $       9.19
Net Assets Before Merger   $10,514,313                            $13,103,150
Net Assets After Merger             --                            $23,617,463
---------------------------------------------------------------------------------------------

7. Contractowner Charges

   Charges are made directly against the net assets of the Account and are reflected daily in the computation of the unit values of the Contracts. Under the Contracts, AXA Equitable charges the Account for the following charges:



                                                                           Asset-based                    Current     Maximum
                                                         Mortality and   Administration   Distribution   Aggregate   Aggregate
                                                         Expense Risks       Charge          Charge        Charge     Charge
                                                        --------------- ---------------- -------------- ----------- ----------
Accumulator Advisor..................................   0.50%           --               --             0.50%       0.50%
Income Manager.......................................   0.90%           0.25%            --             1.15%       1.15%
Accumulator..........................................   1.10%           0.25%            --             1.35%       1.35%
Accumulator issued on, or after March 1, 2000........   1.10%           0.25%            0.20%          1.55%       1.55%
Accumulator Plus, Select, Elite......................   1.10%           0.25%            0.25%          1.60%       1.60%
Accumulator Select issued on, or after
  August 13, 2001...................................    1.10%           0.25%            0.35%          1.70%       1.70%

   The charges may be retained in the Account by AXA Equitable and participate in the net investment results of the Portfolios. Accumulator Advisor's daily charge of 0.50% includes mortality and expense risks charges and administrative charges to compensate for certain administrative expenses under the Contract.

   The table below lists all the fees charged by the Separate Account assessed as a redemption of units. The range presented represents the fees that are actually assessed. Actual amounts may vary or may be zero depending on the Contract or a Contractowner's account value.


                                         When charge
Charges                                  is deducted                     Amount deducted                           How deducted
-------                                  -----------                     ---------------                           ------------
Charges for state premium and     At time of transaction                 Varies by state.                      Applied to an annuity
other applicable taxes                                                                                         payout option

Charge for Trust expenses         Daily                     Vary by Portfolio                                  Unit value

Annual Administrative charge      Annually on each          Depending on account value a charge of $30 or      Unit liquidation from
                                  Contract date             or Years 1 to 2 lesser of $30 or 2% of             account value
                                  anniversary.              account value

Variable Immediate Annuity        At time of transaction    $350 annuity administrative fee                    Unit liquidation from
payout option                                                                                                  account value
administrative fee
                                                            Low -- During the first seven Contract years,      Unit liquidation from
Withdrawal charge                 At time of transaction    a charge is deducted from amounts withdrawn        account value
                                                            that exceed 15% of account value. The charge
                                                            begins at 7% and declines by 1% each year.

                                     FSA-60

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

Notes to Financial Statements (Continued)

December 31, 2009


7. Contractowner Charges (Concluded)


                                      When charge
Charges                               is deducted                            Amount deducted                       How deducted
-------                               -----------                            ---------------                       ------------
                                                          High -- During the first nine contract years,
                                                          a charge is deducted from amounts withdrawn
                                                          that exceed 15% of account value. The charge
                                                          begins at 8% and declines by 1% beginning in
                                                          the third contract year.

BaseBuilder benefit charge   Annually on each             Low 0.15%                                           Unit liquidation from
                             contract date anniversary.   High 0.45%                                          account value

Protection Plus              Annually on each             0.20%                                               Unit liquidation from
                             contract date anniversary.                                                       account value

Guaranteed minimum death     Annually on each             Low 0.20%                                           Unit liquidation from
benefit charge 6% rollup     contract date anniversary.   High 0.35%                                          account value
to age 80

   Included in Contract maintenance charges line of the Statements of Changes in Net Assets are certain administrative charges which are deducted from Contractowner's account value (unit liquidation from account value).


8. Accumulation Unit Values

   Shown below is accumulation unit value information for units outstanding throughout the periods indicated.

                                                                            Years Ended December 31,
                                                  ----------------------------------------------------------------------------
                                                                Units Outstanding   Net Assets     Investment        Total
                                                   Unit value         (000s)          (000s)     Income ratio**    Return***
                                                  ------------ ------------------- ------------ ---------------- -------------
AXA Aggressive Allocation
-------------------------
         Unit Value 0.50% to 1.70%*
  2009   Lowest contract charges 0.50% Class B      $ 10.92              --                --            --           26.68%
         Highest contract charges 1.70% Class B     $ 11.26              --                --            --           25.00%
         All contract charges                            --           2,199           $22,790          1.01%             --
         Unit Value 0.50% to 1.70%*
  2008   Lowest contract charges 0.50% Class B      $  8.62              --                --            --          (39.51)%
         Highest contract charges 1.70% Class B     $  9.00              --                --            --          (40.20)%
         All contract charges                            --           2,124           $17,545          1.61%             --
  2007   Lowest contract charges 0.50% Class B      $ 14.25              --                --            --            5.63%
         Highest contract charges 1.70% Class B     $ 15.05              --                --            --            4.30%
         All contract charges                            --           1,776           $24,464          2.52%             --
  2006   Lowest contract charges 0.50% Class B      $ 13.49              --                --            --           17.31%
         Highest contract charges 1.70% Class B     $ 14.43              --                --            --           15.90%
         All contract charges                            --           1,320           $17,375          3.03%             --
  2005   Lowest contract charges 0.50% Class B      $ 11.50              --                --            --            7.52%
         Highest contract charges 1.70% Class B     $ 12.45              --                --            --            6.23%
         All contract charges                            --             602           $ 6,817          5.87%             --
AXA Conservative Allocation
---------------------------
         Unit Value 0.50% to 1.70%*
  2009   Lowest contract charges 0.50% Class B      $ 11.40              --                --            --            9.30%
         Highest contract charges 1.70% Class B     $ 11.11              --                --            --            7.97%
         All contract charges                            --           3,682           $39,801          2.43%             --
         Unit Value 0.50% to 1.70%*
  2008   Lowest contract charges 0.50% Class B      $ 10.43              --                --            --          (11.46)%
         Highest contract charges 1.70% Class B     $ 10.29              --                --            --          (12.50)%
         All contract charges                            --           3,108           $31,022          5.44%             --
  2007   Lowest contract charges 0.50% Class B      $ 11.78              --                --            --            5.27%
         Highest contract charges 1.70% Class B     $ 11.76              --                --            --            3.98%
         All contract charges                            --           1,631           $18,538          4.12%             --
  2006   Lowest contract charges 0.50% Class B      $ 11.19              --                --            --            5.84%
         Highest contract charges 1.70% Class B     $ 11.31              --                --            --            4.57%
         All contract charges                            --           1,123           $12,231          3.87%             --

                                     FSA-61

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

Notes to Financial Statements (Continued)

December 31, 2009


8. Accumulation Unit Values (Continued)

   Shown below is accumulation unit value information for units outstanding throughout the periods indicated.

                                                                            Years Ended December 31,
                                                  ----------------------------------------------------------------------------
                                                                Units Outstanding   Net Assets     Investment        Total
                                                   Unit value         (000s)          (000s)     Income ratio**    Return***
                                                  ------------ ------------------- ------------ ---------------- -------------
AXA Conservative Allocation (Continued)
---------------------------------------
  2005   Lowest contract charges 0.50% Class B      $ 10.57               --               --            --            1.93%
         Highest contract charges 1.70% Class B     $ 10.82               --               --            --            0.71%
         All contract charges                            --              939         $  9,761          4.27%             --
AXA Conservative-Plus Allocation
--------------------------------
         Unit Value 0.50% to 1.70%*
  2009   Lowest contract charges 0.50% Class B      $ 11.16               --               --            --           13.88%
         Highest contract charges 1.70% Class B     $ 11.05               --               --            --           12.53%
         All contract charges                            --            3,384         $ 35,734          1.97%             --
         Unit Value 0.50% to 1.70%*
  2008   Lowest contract charges 0.50% Class B      $  9.80               --               --            --          (19.80)%
         Highest contract charges 1.70% Class B     $  9.82               --               --            --          (20.81)%
         All contract charges                            --            2,909         $ 27,248          3.66%             --
  2007   Lowest contract charges 0.50% Class B      $ 12.22               --               --            --            4.98%
         Highest contract charges 1.70% Class B     $ 12.40               --               --            --            3.68%
         All contract charges                            --            2,325         $ 27,419          3.82%             --
  2006   Lowest contract charges 0.50% Class B      $ 11.64               --               --            --            8.22%
         Highest contract charges 1.70% Class B     $ 11.96               --               --            --            6.91%
         All contract charges                            --            1,581         $ 17,921          3.48%             --
  2005   Lowest contract charges 0.50% Class B      $ 10.76               --               --            --            2.73%
         Highest contract charges 1.70% Class B     $ 11.19               --               --            --            1.50%
         All contract charges                            --            1,253         $ 13,241          4.33%             --
AXA Moderate Allocation
-----------------------
         Unit Value 1.15%*
  2009   1.15% Class A                              $ 50.03              572         $ 28,625          1.40%          15.97%
  2008   1.15% Class A                              $ 43.14              542         $ 23,385          3.28%         (25.16)%
  2007   1.15% Class A                              $ 57.64              570         $ 32,884          3.03%           5.30%
  2006   1.15% Class A                              $ 54.74              613         $ 33,581          2.55%           9.33%
  2005   1.15% Class A                              $ 50.07              703         $ 35,188          2.28%           3.85%
AXA Moderate Allocation
-----------------------
         Unit Value 0.50% to 1.70%*
  2009   Lowest contract charges 0.50% Class B      $ 55.12               --               --            --           16.43%
         Highest contract charges 1.70% Class B     $ 41.22               --               --            --           15.01%
         All contract charges                            --            4,841         $213,482          1.40%             --
         Unit Value 0.50% to 1.70%*
  2008   Lowest contract charges 0.50% Class B      $ 47.34               --               --            --          (24.86)%
         Highest contract charges 1.70% Class B     $ 35.84               --               --            --          (25.75)%
         All contract charges                            --            5,218         $199,318          3.28%             --
  2007   Lowest contract charges 0.50% Class B      $ 63.00               --               --            --            5.74%
         Highest contract charges 1.70% Class B     $ 48.27               --               --            --            4.46%
         All contract charges                            --            5,987         $307,011          3.03%             --
  2006   Lowest contract charges 0.50% Class B      $ 59.58               --               --            --            9.77%
         Highest contract charges 1.70% Class B     $ 46.21               --               --            --            8.45%
         All contract charges                            --            6,621         $323,970          2.55%             --
  2005   Lowest contract charges 0.50% Class B      $ 54.27               --               --            --            4.27%
         Highest contract charges 1.70% Class B     $ 42.61               --               --            --            3.02%
         All contract charges                            --            7,497         $337,587          2.28%             --
AXA Moderate-Plus Allocation
----------------------------
         Unit Value 0.50% to 1.70%*
  2009   Lowest contract charges 0.50% Class B      $ 11.30               --               --            --           21.37%
         Highest contract charges 1.70% Class B     $ 11.62               --               --            --           19.92%
         All contract charges                            --           10,142         $108,528          1.36%             --

                                     FSA-62

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

Notes to Financial Statements (Continued)

December 31, 2009


8. Accumulation Unit Values (Continued)

   Shown below is accumulation unit value information for units outstanding throughout the periods indicated.

                                                                            Years Ended December 31,
                                                  -----------------------------------------------------------------------------
                                                                Units Outstanding   Net Assets     Investment         Total
                                                   Unit value         (000s)          (000s)     Income ratio**     Return***
                                                  ------------ ------------------- ------------ ---------------- --------------
AXA Moderate-Plus Allocation (Continued)
----------------------------------------
         Unit Value 0.50% to 1.70%*
  2008   Lowest contract charges 0.50% Class B      $  9.31               --               --            --           (32.14)%
         Highest contract charges 1.70% Class B     $  9.69               --               --            --           (32.94)%
         All contract charges                            --           10,326         $ 91,875          2.22%              --
  2007   Lowest contract charges 0.50% Class B      $ 13.72               --               --            --             5.86%
         Highest contract charges 1.70% Class B     $ 14.45               --               --            --             4.56%
         All contract charges                            --            9,641         $127,560          3.07%              --
  2006   Lowest contract charges 0.50% Class B      $ 12.96               --               --            --            13.93%
         Highest contract charges 1.70% Class B     $ 13.82               --               --            --            12.56%
         All contract charges                            --            6,424         $ 81,056          3.45%              --
  2005   Lowest contract charges 0.50% Class B      $ 11.37               --               --            --             6.14%
         Highest contract charges 1.70% Class B     $ 12.28               --               --            --             4.86%
         All contract charges                            --            2,669         $ 29,848          4.92%              --
EQ/AllianceBernstein International
----------------------------------
         Unit Value 1.15%*
  2009   1.15% Class A                              $ 13.18              699         $  9,205          2.36%           26.00%
  2008   1.15% Class A                              $ 10.46              815         $  8,523          2.56%          (51.17)%
  2007   1.15% Class A                              $ 21.42              978         $ 20,944          1.24%           10.70%
  2006   1.15% Class A                              $ 19.35            1,130         $ 21,873          1.39%           22.40%
  2005   1.15% Class A                              $ 15.81            1,271         $ 20,101          1.49%           14.25%
EQ/AllianceBernstein International
----------------------------------
         Unit Value 0.50% to 1.70%*
  2009   Lowest contract charges 0.50% Class B      $ 14.05               --               --            --            26.46%
         Highest contract charges 1.70% Class B     $ 11.74               --               --            --            24.89%
         All contract charges                            --            5,769         $ 70,498          2.36%              --
  2008   Lowest contract charges 0.50% Class B      $ 11.11               --               --            --           (50.95)%
         Highest contract charges 1.70% Class B     $  9.40               --               --            --           (51.57)%
         All contract charges                            --            6,676         $ 65,108          2.56%              --
  2007   Lowest contract charges 0.50% Class B      $ 22.65               --               --            --            11.14%
         Highest contract charges 1.70% Class B     $ 19.41               --               --            --             9.85%
         All contract charges                            --            8,005         $160,627          1.24%              --
  2006   Lowest contract charges 0.50% Class B      $ 20.38               --               --            --            22.90%
         Highest contract charges 1.70% Class B     $ 17.67               --               --            --            21.43%
         All contract charges                            --            9,246         $168,521          1.39%              --
  2005   Lowest contract charges 0.50% Class B      $ 16.58               --               --            --            14.72%
         Highest contract charges 1.70% Class B     $ 14.55               --               --            --            13.34%
         All contract charges                            --           10,144         $151,869          1.49%              --
EQ/AllianceBernstein Small Cap Growth
-------------------------------------
         Unit Value 1.15%*
  2009   1.15% Class A                              $ 16.17              107         $  1,734          0.02%           34.53%
  2008   1.15% Class A                              $ 12.02              134         $  1,608            --           (45.19)%
  2007   1.15% Class A                              $ 21.93              155         $  3,396            --            15.66%
  2006   1.15% Class A                              $ 18.96              304         $  5,774            --             8.01%
  2005   1.15% Class A                              $ 17.56              365         $  6,412            --            10.50%
  2004   1.15% Class A                              $ 15.89              358         $  5,682            --            12.96%
EQ/AllianceBernstein Small Cap Growth
-------------------------------------
         Unit Value 0.50% to 1.70%*
  2009   Lowest contract charges 0.50% Class B      $ 17.04               --               --            --            35.02%
         Highest contract charges 1.70% Class B     $ 14.61               --               --            --            33.30%
         All contract charges                            --            3,170         $ 47,917          0.02%              --
  2008   Lowest contract charges 0.50% Class B      $ 12.62               --               --            --           (44.94)%
         Highest contract charges 1.70% Class B     $ 10.96               --               --            --           (45.58)%
         All contract charges                            --            3,651         $ 41,271          0.00%              --

                                     FSA-63

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

Notes to Financial Statements (Continued)

December 31, 2009


8. Accumulation Unit Values (Continued)

   Shown below is accumulation unit value information for units outstanding throughout the periods indicated.

                                                                                Years Ended December 31,
                                                      -----------------------------------------------------------------------------
                                                                     Units Outstanding   Net Assets     Investment        Total
                                                       Unit value          (000s)          (000s)     Income ratio**    Return***
                                                      ------------  ------------------- ------------ ---------------- -------------
EQ/AllianceBernstein Small Cap Growth (Continued)
-------------------------------------------------
  2007   Lowest contract charges 0.50% Class B          $ 22.92              --                --            --           16.11%
         Highest contract charges 1.70% Class B         $ 20.14              --                --            --           14.69%
         All contract charges                                --           4,332          $ 89,735          0.00%             --
  2006   Lowest contract charges 0.50% Class B          $ 19.74              --                --            --            8.46%
         Highest contract charges 1.70% Class B         $ 17.56              --                --            --            7.15%
         All contract charges                                --           5,379          $ 96,886            --              --
  2005   Lowest contract charges 0.50% Class B          $ 18.20              --                --            --           10.95%
         Highest contract charges 1.70% Class B         $ 16.39              --                --            --            9.62%
         All contract charges                                --           6,419          $107,631            --              --
EQ/AXA Franklin Small Cap Value Core
------------------------------------
         Unit Value 0.50% to 1.70%*
  2009   Lowest contract charges 0.50% Class B (c)      $  8.34              --                --            --           27.52%
         Highest contract charges 1.70% Class B (c)     $  8.01              --                --            --           25.94%
         All contract charges                                --             157          $  1,272          0.84%             --
  2008   Lowest contract charges 0.50% Class B (c)      $  6.54              --                --            --          (33.67)%
         Highest contract charges 1.70% Class B (c)     $  6.36              --                --            --          (34.50)%
         All contract charges                                --             333          $  2,133          1.12%             --
  2007   Lowest contract charges 0.50% Class B (c)      $  9.86              --                --            --           (9.12)%
         Highest contract charges 1.70% Class B (c)     $  9.71              --                --            --          (10.18)%
         All contract charges                                --             138          $  1,343          0.50%             --
  2006   Lowest contract charges 0.50% Class B (c)      $ 10.85              --                --            --            8.50%
         Highest contract charges 1.70% Class B (c)     $ 10.81              --                --            --            8.10%
         All contract charges                                --              34          $    364          0.62%             --
EQ/BlackRock Basic Value Equity
-------------------------------
         Unit Value 0.50% to 1.70%*
  2009   Lowest contract charges 0.50% Class B          $ 21.64              --                --            --           29.58%
         Highest contract charges 1.70% Class B         $ 18.56              --                --            --           28.09%
         All contract charges                                --           3,848          $ 74,155          2.58%             --
  2008   Lowest contract charges 0.50% Class B          $ 16.70              --                --            --          (36.86)%
         Highest contract charges 1.70% Class B         $ 14.49              --                --            --          (37.65)%
         All contract charges                                --           4,204          $ 63,087          1.54%             --
  2007   Lowest contract charges 0.50% Class B          $ 26.45              --                --            --            0.69%
         Highest contract charges 1.70% Class B         $ 23.24              --                --            --           (0.56)%
         All contract charges                                             5,164          $123,863          0.99%
  2006   Lowest contract charges 0.50% Class B          $ 26.27              --                --            --           20.31%
         Highest contract charges 1.70% Class B         $ 23.37              --                --            --           18.86%
         All contract charges                                --           6,279          $150,983          2.67%             --
  2005   Lowest contract charges 0.50% Class B          $ 21.84              --                --            --            2.44%
         Highest contract charges 1.70% Class B         $ 19.66              --                --            --            1.20%
         All contract charges                                --           7,616          $153,657          1.30%             --
EQ/BlackRock International Value
--------------------------------
         Unit Value 0.50% to 1.70%*
  2009   Lowest contract charges 0.50% Class B          $ 20.05              --                --            --           29.61%
         Highest contract charges 1.70% Class B         $ 17.19              --                --            --           28.00%
         All contract charges                                --           2,144          $ 38,323          1.96%             --
  2008   Lowest contract charges 0.50% Class B          $ 15.47              --                --            --          (43.29)%
         Highest contract charges 1.70% Class B         $ 13.43              --                --            --          (43.97)%
         All contract charges                                --           2,498          $ 34,788          2.01%             --
  2007   Lowest contract charges 0.50% Class B          $ 27.28              --                --            --            9.65%
         Highest contract charges 1.70% Class B         $ 23.97              --                --            --            8.31%
         All contract charges                                --           3,268          $ 80,889          1.75%             --
  2006   Lowest contract charges 0.50% Class B          $ 24.88              --                --            --           25.06%
         Highest contract charges 1.70% Class B         $ 22.13              --                --            --           23.55%
         All contract charges                                --           3,753          $ 85,502          3.41%             --


                                     FSA-64

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

Notes to Financial Statements (Continued)

December 31, 2009


8. Accumulation Unit Values (Continued)

   Shown below is accumulation unit value information for units outstanding throughout the periods indicated.

                                                                            Years Ended December 31,
                                                  ----------------------------------------------------------------------------
                                                                Units Outstanding   Net Assets     Investment        Total
                                                   Unit value         (000s)          (000s)     Income ratio**    Return***
                                                  ------------ ------------------- ------------ ---------------- -------------
EQ/BlackRock International Value (Continued)
--------------------------------------------
  2005   Lowest contract charges 0.50% Class B      $ 19.90              --                --            --           10.28%
         Highest contract charges 1.70% Class B     $ 17.91              --                --            --            8.96%
         All contract charges                            --           3,839           $70,590          1.73%             --
EQ/Boston Advisors Equity Income
--------------------------------
         Unit Value 0.50% to 1.70%*
  2009   Lowest contract charges 0.50% Class B      $  5.60              --                --            --           10.89%
         Highest contract charges 1.70% Class B     $  4.90              --                --            --            9.62%
         All contract charges                            --           1,324           $ 6,698          2.23%             --
  2008   Lowest contract charges 0.50% Class B      $  5.05              --                --            --          (32.67)%
         Highest contract charges 1.70% Class B     $  4.47              --                --            --          (33.38)%
         All contract charges                            --           1,651           $ 7,626          2.27%             --
  2007   Lowest contract charges 0.50% Class B      $  7.50              --                --            --            3.31%
         Highest contract charges 1.70% Class B     $  6.71              --                --            --            1.82%
         All contract charges                            --           1,719           $11,852          1.62%             --
  2006   Lowest contract charges 0.50% Class B      $  7.26              --                --            --           15.39%
         Highest contract charges 1.70% Class B     $  6.59              --                --            --           14.00%
         All contract charges                            --           2,310           $15,572          2.28%             --
  2005   Lowest contract charges 0.50% Class B      $  6.30              --                --            --            5.62%
         Highest contract charges 1.70% Class B     $  5.78              --                --            --            4.35%
         All contract charges                            --           2,154           $12,697          2.09%             --
EQ/Calvert Socially Responsible
-------------------------------
         Unit Value 0.50% to 1.70%*
  2009   Lowest contract charges 0.50% Class B      $  7.63              --                --            --           30.20%
         Highest contract charges 1.70% Class B     $  6.72              --                --            --           28.49%
         All contract charges                            --              86           $   595          0.24%             --
  2008   Lowest contract charges 0.50% Class B      $  5.86              --                --            --          (45.44)%
         Highest contract charges 1.70% Class B     $  5.23              --                --            --          (46.14)%
         All contract charges                            --              93           $   497          0.25%             --
  2007   Lowest contract charges 0.50% Class B      $ 10.74              --                --            --           11.53%
         Highest contract charges 1.70% Class B     $  9.71              --                --            --           10.25%
         All contract charges                            --             110           $ 1,097          0.21%             --
  2006   Lowest contract charges 0.50% Class B      $  9.63              --                --            --            4.70%
         Highest contract charges 1.70% Class B     $  8.81              --                --            --            3.45%
         All contract charges                            --             116           $ 1,043            --              --
  2005   Lowest contract charges 0.50% Class B      $  9.20              --                --            --            8.20%
         Highest contract charges 1.70% Class B     $  8.51              --                --            --            6.90%
         All contract charges                            --             130           $ 1,125            --              --
EQ/Capital Guardian Growth
--------------------------
         Unit Value 0.50% to 1.70%*
  2009   Lowest contract charges 0.50% Class B      $ 11.77              --                --            --           32.69%
         Highest contract charges 1.70% Class B     $ 10.09              --                --            --           31.04%
         All contract charges                            --             355           $ 3,701          0.25%             --
  2008   Lowest contract charges 0.50% Class B      $  8.87              --                --            --          (40.67)%
         Highest contract charges 1.70% Class B     $  7.70              --                --            --          (41.40)%
         All contract charges                            --             502           $ 4,102          0.15%             --
  2007   Lowest contract charges 0.50% Class B      $ 14.95              --                --            --            4.91%
         Highest contract charges 1.70% Class B     $ 13.14              --                --            --            3.71%
         All contract charges                            --             651           $ 9,123            --              --
  2006   Lowest contract charges 0.50% Class B      $ 14.25              --                --            --            6.87%
         Highest contract charges 1.70% Class B     $ 12.67              --                --            --            5.58%
         All contract charges                            --             333           $ 4,309          0.22%             --
  2005   Lowest contract charges 0.50% Class B      $ 13.33              --                --            --            4.58%
         Highest contract charges 1.70% Class B     $ 12.00              --                --            --            3.33%
         All contract charges                            --             179           $ 2,194          0.21%             --

                                     FSA-65

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

Notes to Financial Statements (Continued)

December 31, 2009


8. Accumulation Unit Values (Continued)

   Shown below is accumulation unit value information for units outstanding throughout the periods indicated.

                                                                            Years Ended December 31,
                                                  ----------------------------------------------------------------------------
                                                                Units Outstanding   Net Assets     Investment        Total
                                                   Unit value         (000s)          (000s)     Income ratio**    Return***
                                                  ------------ ------------------- ------------ ---------------- -------------
EQ/Capital Guardian Research (d)
--------------------------------
         Unit Value 0.50% to 1.70%*
  2009   Lowest contract charges 0.50% Class B     $  11.09              --                --            --           30.78%
         Highest contract charges 1.70% Class B    $   9.74              --                --            --           29.18%
         All contract charges                            --           3,765          $ 37,886          1.11%             --
  2008   Lowest contract charges 0.50% Class B     $   8.48              --                --            --          (39.94)%
         Highest contract charges 1.70% Class B    $   7.54              --                --            --          (40.68)%
         All contract charges                            --           4,480          $ 34,775          0.86%             --
  2007   Lowest contract charges 0.50% Class B     $  14.12              --                --            --            1.15%
         Highest contract charges 1.70% Class B    $  12.71              --                --            --           (0.08)%
         All contract charges                            --           5,973          $ 77,900          1.06%             --
  2006   Lowest contract charges 0.50% Class B     $  13.96              --                --            --           11.50%
         Highest contract charges 1.70% Class B    $  12.72              --                --            --           10.16%
         All contract charges                            --           4,909          $ 63,987          0.53%             --
  2005   Lowest contract charges 0.50% Class B     $  12.52              --                --            --            5.53%
         Highest contract charges 1.70% Class B    $  11.55              --                --            --            4.26%
         All contract charges                            --           5,839          $ 68,872          0.53%             --
EQ/Common Stock Index (n)
-------------------------
         Unit Value 1.15%*
  2009   1.15% Class A                             $ 211.93             141          $ 29,896          1.73%          27.17%
  2008   1.15% Class A                             $ 166.65             164          $ 27,251          1.55%         (44.31)%
  2007   1.15% Class A                             $ 299.23             203          $ 60,734          0.95%           2.54%
  2006   1.15% Class A                             $ 291.81             266          $ 77,493          1.14%           9.69%
  2005   1.15% Class A                             $ 266.03             322          $ 85,655          0.81%           3.36%
EQ/Common Stock Index (n)
-------------------------
         Unit Value 0.50% to 1.70%*
  2009   Lowest contract charges 0.50% Class B     $ 256.03              --                --            --           27.68%
         Highest contract charges 1.70% Class B    $ 169.68              --                --            --           26.15%
         All contract charges                            --             928          $176,620          1.73%             --
  2008   Lowest contract charges 0.50% Class B     $ 200.52              --                --            --          (44.08)%
         Highest contract charges 1.70% Class B    $ 134.51              --                --            --          (44.76)%
         All contract charges                            --           1,053          $158,344          1.55%             --
  2007   Lowest contract charges 0.50% Class B     $ 358.57              --                --            --            2.96%
         Highest contract charges 1.70% Class B    $ 243.48              --                --            --            1.71%
         All contract charges                            --           1,297          $351,552          0.95%             --
  2006   Lowest contract charges 0.50% Class B     $ 348.26              --                --            --           10.14%
         Highest contract charges 1.70% Class B    $ 239.38              --                --            --            8.81%
         All contract charges                            --           1,643          $436,497          1.14%             --
  2005   Lowest contract charges 0.50% Class B     $ 316.20              --                --            --            3.78%
         Highest contract charges 1.70% Class B    $ 219.99              --                --            --            2.53%
         All contract charges                            --           2,036          $495,374          0.81%             --
EQ/Core Bond Index (l)
----------------------
         Unit Value 0.50% to 1.70%*
  2009   Lowest contract charges 0.50% Class B     $  14.70              --                --            --            2.15%
         Highest contract charges 1.70% Class B    $  12.71              --                --            --            0.95%
         All contract charges                            --           2,518          $ 33,039          2.48%             --
  2008   Lowest contract charges 0.50% Class B     $  14.39              --                --            --           (9.38)%
         Highest contract charges 1.70% Class B    $  12.59              --                --            --          (10.52)%
         All contract charges                            --           2,561          $ 33,222          3.69%             --
  2007   Lowest contract charges 0.50% Class B     $  15.88              --                --            --            2.58%
         Highest contract charges 1.70% Class B    $  14.07              --                --            --            1.37%
         All contract charges                            --           3,901          $ 56,331          4.18%             --
  2006   Lowest contract charges 0.50% Class B     $  15.48              --                --            --            3.54%
         Highest contract charges 1.70% Class B    $  13.88              --                --            --            2.30%
         All contract charges                            --           4,203          $ 59,758          4.27%             --

                                     FSA-66

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

Notes to Financial Statements (Continued)

December 31, 2009


8. Accumulation Unit Values (Continued)

   Shown below is accumulation unit value information for units outstanding throughout the periods indicated.

                                                                                 Years Ended December 31,
                                                      ----------------------------------------------------------------------------
                                                                    Units Outstanding   Net Assets     Investment        Total
                                                       Unit value         (000s)          (000s)     Income ratio**    Return***
                                                      -----------  ------------------- ------------ ---------------- -------------
EQ/Core Bond Index (l) (Continued)
----------------------------------
  2005   Lowest contract charges 0.50% Class B          $ 14.95              --                --            --            1.71%
         Highest contract charges 1.70% Class B         $ 13.57              --                --            --            0.48%
         All contract charges                                --           4,274          $ 59,245          3.61%             --
EQ/Davis New York Venture
-------------------------
         Unit Value 0.50% to 1.70%*
  2009   Lowest contract charges 0.50% Class B (c)      $  8.96              --                --            --           31.96%
         Highest contract charges 1.70% Class B (c)     $  8.61              --                --            --           30.45%
         All contract charges                                --             646          $  5,622          1.73%             --
  2008   Lowest contract charges 0.50% Class B (c)      $  6.79              --                --            --          (39.54)%
         Highest contract charges 1.70% Class B (c)     $  6.60              --                --            --          (40.27)%
         All contract charges                                --             684          $  4,548          0.55%             --
  2007   Lowest contract charges 0.50% Class B (c)      $ 11.23              --                --            --            3.23%
         Highest contract charges 1.70% Class B (c)     $ 11.05              --                --            --            1.94%
         All contract charges                                --             528          $  5,854          0.58%             --
  2006   Lowest contract charges 0.50% Class B (c)      $ 10.88              --                --            --            8.76%
         Highest contract charges 1.70% Class B (c)     $ 10.84              --                --            --            8.36%
         All contract charges                                --             136          $  1,478          0.85%             --
EQ/Equity 500 Index
-------------------
         Unit Value 1.15*
  2009   1.15% Class A (i)                              $ 25.39              --                --          1.88%          24.71%
  2008   1.15% Class A (i)                              $ 20.36              --                --          1.59%         (37.89)%
  2007   1.15% Class A (i)                              $ 32.78              --                --          1.24%           4.00%
EQ/Equity 500 Index
-------------------
         Unit Value 0.50% to 1.70%*
  2009   Lowest contract charges 0.50% Class B          $ 27.29              --                --            --           25.24%
         Highest contract charges 1.70% Class B         $ 22.52              --                --            --           23.74%
         All contract charges                                --           2,851          $ 67,293          1.88%             --
  2008   Lowest contract charges 0.50% Class B          $ 21.79              --                --            --          (37.64)%
         Highest contract charges 1.70% Class B         $ 18.20              --                --            --          (38.39)%
         All contract charges                                --           3,111          $ 59,174          1.59%             --
  2007   Lowest contract charges 0.50% Class B          $ 34.94              --                --            --            4.42%
         Highest contract charges 1.70% Class B         $ 29.54              --                --            --            3.14%
         All contract charges                                --           3,801          $116,961          1.24%             --
  2006   Lowest contract charges 0.50% Class B          $ 33.46              --                --            --           14.52%
         Highest contract charges 1.70% Class B         $ 28.64              --                --            --           13.14%
         All contract charges                                --           4,697          $139,661          1.46%             --
  2005   Lowest contract charges 0.50% Class B          $ 29.22              --                --            --            3.88%
         Highest contract charges 1.70% Class B         $ 25.31              --                --            --            2.63%
         All contract charges                                --           5,668          $148,550          1.26%             --
EQ/Equity Growth PLUS
---------------------
         Unit Value 0.50% to 1.70%*
  2009   Lowest contract charges 0.50% Class B          $ 14.75              --                --            --           27.16%
         Highest contract charges 1.70% Class B         $ 13.33              --                --            --           25.64%
         All contract charges                                --           2,796          $ 38,192          0.80%             --
  2008   Lowest contract charges 0.50% Class B          $ 11.60              --                --            --          (40.57)%
         Highest contract charges 1.70% Class B         $ 10.61              --                --            --          (41.32)%
         All contract charges                                --           3,497          $ 37,939          0.88%             --
  2007   Lowest contract charges 0.50% Class B          $ 19.52              --                --            --           13.49%
         Highest contract charges 1.70% Class B         $ 18.08              --                --            --           12.09%
         All contract charges                                --           3,964          $ 72,987          0.17%             --
  2006   Lowest contract charges 0.50% Class B          $ 17.20              --                --            --            8.78%
         Highest contract charges 1.70% Class B         $ 16.13              --                --            --            7.47%
         All contract charges                                --           4,481          $ 73,378          0.72%             --

                                     FSA-67

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

Notes to Financial Statements (Continued)

December 31, 2009

   Shown below is accumulation unit value information for units outstanding throughout the periods indicated.

8. Accumulation Unit Values (Continued)


                                                                                Years Ended December 31,
                                                      -----------------------------------------------------------------------------
                                                                     Units Outstanding   Net Assets     Investment        Total
                                                       Unit value          (000s)          (000s)     Income ratio**    Return***
                                                      ------------  ------------------- ------------ ---------------- -------------
EQ/Equity Growth PLUS (Continued)
---------------------------------
  2005   Lowest contract charges 0.50% Class B          $ 15.82             --                --            --           10.15%
         Highest contract charges 1.70% Class B         $ 15.01             --                --            --            8.83%
         All contract charges                                --          4,494           $68,290            --              --
EQ/Evergreen Omega
------------------
         Unit Value 0.50% to 1.70%*
  2009   Lowest contract charges 0.50% Class B          $ 10.64             --                --            --           39.63%
         Highest contract charges 1.70% Class B         $  9.31             --                --            --           37.93%
         All contract charges                                --          1,203           $11,686          0.20%             --
  2008   Lowest contract charges 0.50% Class B          $  7.62             --                --            --          (27.98)%
         Highest contract charges 1.70% Class B         $  6.75             --                --            --          (28.87)%
         All contract charges                                --            787           $ 5,445          0.54%             --
  2007   Lowest contract charges 0.50% Class B          $ 10.58             --                --            --           10.79%
         Highest contract charges 1.70% Class B         $  9.49             --                --            --            9.46%
         All contract charges                                --            930           $ 9,027            --              --
  2006   Lowest contract charges 0.50% Class B          $  9.55             --                --            --            5.34%
         Highest contract charges 1.70% Class B         $  8.67             --                --            --            4.07%
         All contract charges                                --          1,004           $ 8,883          2.03%             --
  2005   Lowest contract charges 0.50% Class B          $  9.07             --                --            --            3.44%
         Highest contract charges 1.70% Class B         $  8.33             --                --            --            2.20%
         All contract charges                                --          1,194           $10,128          0.04%             --
EQ/Franklin Core Balanced
-------------------------
         Unit Value 0.50% to 1.70%*
  2009   Lowest contract charges 0.50% Class B (c)      $  9.36             --                --            --           30.00%
         Highest contract charges 1.70% Class B (c)     $  8.99             --                --            --           28.25%
         All contract charges                                --          1,859           $16,864          5.87%             --
  2008   Lowest contract charges 0.50% Class B (c)      $  7.20             --                --            --          (32.20)%
         Highest contract charges 1.70% Class B (c)     $  7.01             --                --            --          (32.92)%
         All contract charges                                --          1,959           $13,811          5.97%             --
  2007   Lowest contract charges 0.50% Class B (c)      $ 10.62                                                           1.53%
         Highest contract charges 1.70% Class B (c)     $ 10.45                                                           0.29%
         All contract charges                                            2,107           $22,106          3.79%
  2006   Lowest contract charges 0.50% Class B (c)      $ 10.46             --                --            --            4.56%
         Highest contract charges 1.70% Class B (c)     $ 10.42             --                --            --            4.17%
         All contract charges                                --            619           $ 6,457          2.46%             --
EQ/Franklin Templeton Allocation
--------------------------------
         Unit Value 0.50% to 1.70%*
  2009   Lowest contract charges 0.50% Class B (h)      $  7.68             --                --            --           27.79%
         Highest contract charges 1.70% Class B (h)     $  7.44             --                --            --           26.32%
         All contract charges                                --            721           $ 5,402          2.56%             --
  2008   Lowest contract charges 0.50% Class B (h)      $  6.01             --                --            --          (37.20)%
         Highest contract charges 1.70% Class B (h)     $  5.89             --                --            --          (37.93)%
         All contract charges                                --            659           $ 3,902          4.13%             --
  2007   Lowest contract charges 0.50% Class B (h)      $  9.57             --                --            --           (4.30)%
         Highest contract charges 1.70% Class B (h)     $  9.49             --                --            --           (5.10)%
         All contract charges                                --            472           $ 4,489          1.96%             --
EQ/GAMCO Mergers and Acquisitions
---------------------------------
         Unit Value 0.50% to 1.70%
  2009   Lowest contract charges 0.50% Class B (b)      $ 12.08            --                --            --           16.04%
         Highest contract charges 1.70% Class B (b)     $ 11.41            --                --            --           14.67%
         All contract charges                                --           470           $ 5,450          0.00%             --
  2008   Lowest contract charges 0.50% Class B (b)      $ 10.41            --                --            --          (14.25)%
         Highest contract charges 1.70% Class B (b)     $  9.95            --                --            --          (15.32)%
         All contract charges                                --           447           $ 4,504          0.44%             --

                                     FSA-68

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

Notes to Financial Statements (Continued)

December 31, 2009


8. Accumulation Unit Values (Continued)

   Shown below is accumulation unit value information for units outstanding throughout the periods indicated.

                                                                               Years Ended December 31,
                                                      ---------------------------------------------------------------------------
                                                                   Units Outstanding   Net Assets     Investment        Total
                                                       Unit value        (000s)          (000s)     Income ratio**    Return***
                                                      ------------------------------- ------------ ---------------- -------------
EQ/GAMCO Mergers and Acquisitions (Continued)
---------------------------------------------
  2007   Lowest contract charges 0.50% Class B (b)      $ 12.14            --                --            --            2.97%
         Highest contract charges 1.70% Class B (b)     $ 11.75            --                --            --            1.64%
         All contract charges                                --           601          $  7,151          0.49%             --
  2006   Lowest contract charges 0.50% Class B (b)      $ 11.79            --                --            --           11.65%
         Highest contract charges 1.70% Class B (b)     $ 11.56            --                --            --           10.30%
         All contract charges                                --           780          $  9,122          5.06%             --
  2005   Lowest contract charges 0.50% Class B (b)      $ 10.56            --                --            --            5.64%
         Highest contract charges 1.70% Class B (b)     $ 10.48            --                --            --            4.79%
         All contract charges                                --           538          $  5,667          4.29%             --
EQ/GAMCO Small Company Value
----------------------------
         Unit Value 0.50% to 1.70%*
  2009   Lowest contract charges 0.50% Class B          $ 34.01            --                --            --           40.71%
         Highest contract charges 1.70% Class B         $ 26.23            --                --            --           39.08%
         All contract charges                                --           898          $ 25,260          0.44%             --
  2008   Lowest contract charges 0.50% Class B          $ 24.17            --                --            --          (30.98)%
         Highest contract charges 1.70% Class B         $ 18.86            --                --            --          (31.84)%
         All contract charges                                --           840          $ 16,988          0.58%             --
  2007   Lowest contract charges 0.50% Class B          $ 35.02            --                --            --            8.72%
         Highest contract charges 1.70% Class B         $ 27.67            --                --            --            7.41%
         All contract charges                                --           792          $ 23,223          0.47%             --
  2006   Lowest contract charges 0.50% Class B          $ 32.21            --                --            --           18.24%
         Highest contract charges 1.70% Class B         $ 25.76            --                --            --           16.82%
         All contract charges                                --           536          $ 14,549          1.45%             --
  2005   Lowest contract charges 0.50% Class B          $ 27.24            --                --            --            3.80%
         Highest contract charges 1.70% Class B         $ 22.05            --                --            --            2.55%
         All contract charges                                --           474          $ 10,971          0.90%             --
EQ/Global Bond PLUS
-------------------
         Unit Value 0.50% to 1.70%*
  2009   Lowest contract charges 0.50% Class B (b)      $ 11.75            --                --            --            1.47%
         Highest contract charges 1.70% Class B (b)     $ 11.16            --                --            --            0.18%
         All contract charges                                --         1,267          $ 13,347          0.79%             --
  2008   Lowest contract charges 0.50% Class B (b)      $ 11.58            --                --            --            5.95%
         Highest contract charges 1.70% Class B (b)     $ 11.14            --                --            --            4.70%
         All contract charges                                --         1,470          $ 16,556         16.15%             --
  2007   Lowest contract charges 0.50% Class B (b)      $ 10.93            --                --            --            8.76%
         Highest contract charges 1.70% Class B (b)     $ 10.64            --                --            --            7.47%
         All contract charges                                --           983          $ 10,635          4.53%             --
  2006   Lowest contract charges 0.50% Class B (b)      $ 10.05            --                --            --            2.90%
         Highest contract charges 1.70% Class B (b)     $  9.90            --                --            --            1.66%
         All contract charges                                --           306          $  3,044          0.41%             --
  2005   Lowest contract charges 0.50% Class B (b)      $  9.77            --                --            --          ( 2.31)%
         Highest contract charges 1.70% Class B (b)     $  9.74            --                --            --          ( 2.59)%
         All contract charges                                --            22               212            --              --
EQ/Global Multi-Sector Equity
-----------------------------
         Unit Value 0.50% to 1.70%*
  2009   Lowest contract charges 0.50% Class B          $ 18.29            --                --            --           49.31%
         Highest contract charges 1.70% Class B         $ 15.74            --                --            --           47.52%
         All contract charges                                --         3,939          $ 64,296          1.27%             --
  2008   Lowest contract charges 0.50% Class B          $ 12.25            --                --            --          (57.55)%
         Highest contract charges 1.70% Class B         $ 10.67            --                --            --          (58.07)%
         All contract charges                                --         4,221          $ 46,562          0.13%             --
  2007   Lowest contract charges 0.50% Class B          $ 28.86            --                --            --           41.26%
         Highest contract charges 1.70% Class B         $ 25.45            --                --            --           39.61%
         All contract charges                                --         5,020          $131,723            --              --

                                     FSA-69

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

Notes to Financial Statements (Continued)

December 31, 2009


8. Accumulation Unit Values (Continued)

   Shown below is accumulation unit value information for units outstanding throughout the periods indicated.

                                                                               Years Ended December 31,
                                                      ---------------------------------------------------------------------------
                                                                    Units Outstanding   Net Assets     Investment        Total
                                                       Unit value         (000s)          (000s)     Income ratio**    Return***
                                                      ------------ ------------------- ------------ ---------------- ------------
EQ/Global Multi-Sector Equity (Continued)
-----------------------------------------
  2006   Lowest contract charges 0.50% Class B          $ 20.43              --                --            --          36.37%
         Highest contract charges 1.70% Class B         $ 18.23              --                --            --          34.73%
         All contract charges                                --           5,635          $105,586          0.40%            --
  2005   Lowest contract charges 0.50% Class B          $ 14.98              --                --            --          32.12%
         Highest contract charges 1.70% Class B         $ 13.53              --                --            --          30.53%
         All contract charges                                --           5,750          $ 79,754          0.56%            --
EQ/Intermediate Government Bond Index
-------------------------------------
         Unit Value 1.15%*
  2009   1.15% Class A                                  $ 21.10             127          $  2,687          0.94%         (3.17)%
  2008   1.15% Class A                                  $ 21.79             204          $  4,453          2.98%          2.69%
  2007   1.15% Class A                                  $ 21.22             205          $  4,343          4.03%          5.89%
  2006   1.15% Class A                                  $ 20.04             238          $  4,764          3.64%          2.20%
  2005   1.15% Class A                                  $ 19.61             293          $  5,747          3.15%          0.33%
EQ/Intermediate Government Bond Index
-------------------------------------
         Unit Value 0.50% to 1.70%*
  2009   Lowest contract charges 0.50% Class B          $ 23.11              --                --            --          (2.78)%
         Highest contract charges 1.70% Class B         $ 18.41              --                --            --          (3.91)%
         All contract charges                                --           3,035          $ 58,250          0.94%            --
  2008   Lowest contract charges 0.50% Class B          $ 23.77              --                --            --           3.08%
         Highest contract charges 1.70% Class B         $ 19.16              --                --            --           1.81%
         All contract charges                                --           3,845          $ 76,626          2.98%            --
  2007   Lowest contract charges 0.50% Class B          $ 23.06              --                --            --           6.32%
         Highest contract charges 1.70% Class B         $ 18.82              --                --            --           5.02%
         All contract charges                                --           4,615          $ 90,022          4.03%            --
  2006   Lowest contract charges 0.50% Class B          $ 21.69              --                --            --           2.61%
         Highest contract charges 1.70% Class B         $ 17.92              --                --            --           1.37%
         All contract charges                                --           5,697          $105,656          3.64%            --
  2005   Lowest contract charges 0.50% Class B          $ 21.14              --                --            --           0.73%
         Highest contract charges 1.70% Class B         $ 17.67              --                --            --          (0.48)%
         All contract charges                                --           7,156          $130,692          3.15%            --
EQ/International Core PLUS
--------------------------
         Unit Value 0.50% to 1.70%*
  2009   Lowest contract charges 0.50% Class B          $ 13.14              --                --            --          34.63%
         Highest contract charges 1.70% Class B         $ 11.54              --                --            --          32.95%
         All contract charges                                --           1,398          $ 16,755          3.17%            --
  2008   Lowest contract charges 0.50% Class B          $  9.76              --                --            --         (45.11)%
         Highest contract charges 1.70% Class B         $  8.68              --                --            --         (45.78)%
         All contract charges                                --           1,350          $ 12,153          1.39%            --
  2007   Lowest contract charges 0.50% Class B          $ 17.78              --                --            --          14.64%
         Highest contract charges 1.70% Class B         $ 16.01              --                --            --          13.31%
         All contract charges                                --           1,518          $ 25,426          0.39%            --
  2006   Lowest contract charges 0.50% Class B          $ 15.51              --                --            --          18.65%
         Highest contract charges 1.70% Class B         $ 14.13              --                --            --          17.22%
         All contract charges                                --           1,648          $ 24,157          1.29%            --
  2005   Lowest contract charges 0.50% Class B          $ 13.07              --                --            --          16.54%
         Highest contract charges 1.70% Class B         $ 12.06              --                --            --          15.14%
         All contract charges                                --           1,659          $ 20,675          1.63%            --
EQ/International Growth
-----------------------
         Unit Value 0.50% to 1.70%
  2009   Lowest contract charges 0.50% Class B (b)      $ 13.56              --                --            --          36.56%
         Highest contract charges 1.70% Class B (b)     $ 12.82              --                --            --          34.95%
         All contract charges                                --             661          $  8,589          1.32%            --

                                     FSA-70

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

Notes to Financial Statements (Continued)

December 31, 2009


8. Accumulation Unit Values (Continued)

   Shown below is accumulation unit value information for units outstanding throughout the periods indicated.

                                                                               Years Ended December 31,
                                                      ----------------------------------------------------------------------------
                                                                   Units Outstanding   Net Assets     Investment         Total
                                                       Unit value        (000s)          (000s)     Income ratio**     Return***
                                                      ------------------------------- ------------ ---------------- --------------
EQ/International Growth (Continued)
-----------------------------------
  2008   Lowest contract charges 0.50% Class B (b)      $  9.93            --                --            --           (40.61)%
         Highest contract charges 1.70% Class B (b)     $  9.50            --                --            --           (41.29)%
         All contract charges                                --           556           $ 5,339          0.97%              --
  2007   Lowest contract charges 0.50% Class B (b)      $ 16.72            --                --            --            15.63%
         Highest contract charges 1.70% Class B (b)     $ 16.18            --                --            --            14.18%
         All contract charges                                --           478           $ 7,804          0.67%              --
  2006   Lowest contract charges 0.50% Class B (b)      $ 14.46            --                --            --            25.01%
         Highest contract charges 1.70% Class B (b)     $ 14.17            --                --            --            23.51%
         All contract charges                                --           186           $ 2,650          1.17%              --
  2005   Lowest contract charges 0.50% Class B (b)      $ 11.56            --                --            --            15.64%
         Highest contract charges 1.70% Class B (b)     $ 11.47            --                --            --            14.72%
         All contract charges                                --            54           $   615          2.36%              --
EQ/JPMorgan Value Opportunities
-------------------------------
         Unit Value 0.50% to 1.70%*
  2009   Lowest contract charges 0.50% Class B          $ 13.54            --                --            --            31.71%
         Highest contract charges 1.70% Class B         $ 11.61            --                --            --            30.01%
         All contract charges                                --         1,358           $16,484          1.42%              --
  2008   Lowest contract charges 0.50% Class B          $ 10.28            --                --            --           (40.09)%
         Highest contract charges 1.70% Class B         $  8.93            --                --            --           (40.78)%
         All contract charges                                --         1,563           $14,524          1.76%              --
  2007   Lowest contract charges 0.50% Class B          $ 17.16            --                --            --            (1.72)%
         Highest contract charges 1.70% Class B         $ 15.08            --                --            --            (2.90)%
         All contract charges                                --         1,918           $30,002          1.29%              --
  2006   Lowest contract charges 0.50% Class B          $ 17.46            --                --            --            19.78%
         Highest contract charges 1.70% Class B         $ 15.53            --                --            --            18.34%
         All contract charges                                --         2,331           $37,428          4.25%              --
  2005   Lowest contract charges 0.50% Class B          $ 14.58            --                --            --             3.41%
         Highest contract charges 1.70% Class B         $ 13.12            --                --            --             2.16%
         All contract charges                                --         2,671           $36,117          1.45%              --
EQ/Large Cap Core PLUS
----------------------
         Unit Value 0.50% to 1.70%*
  2009   Lowest contract charges 0.50% Class B          $  9.18            --                --            --            25.93%
         Highest contract charges 1.70% Class B         $  8.03            --                --            --            24.30%
         All contract charges                                --           654           $ 5,395          4.18%              --
  2008   Lowest contract charges 0.50% Class B          $  7.29            --                --            --           (37.75)%
         Highest contract charges 1.70% Class B         $  6.46            --                --            --           (38.48)%
         All contract charges                                --           778           $ 5,152          0.32%              --
  2007   Lowest contract charges 0.50% Class B          $ 11.71            --                --            --             3.35%
         Highest contract charges 1.70% Class B         $ 10.50            --                --            --             2.14%
         All contract charges                                --           941           $10,092          1.11%              --
  2006   Lowest contract charges 0.50% Class B          $ 11.33            --                --            --            12.38%
         Highest contract charges 1.70% Class B         $ 10.28            --                --            --            11.03%
         All contract charges                                --         1,207           $12,655          0.80%              --
  2005   Lowest contract charges 0.50% Class B          $ 10.08            --                --            --             6.66%
         Highest contract charges 1.70% Class B         $  9.26            --                --            --             5.38%
         All contract charges                                --         1,491           $14,051          0.48%              --
EQ/Large Cap Growth Index
-------------------------
         Unit Value 0.50% to 1.70%*
  2009   Lowest contract charges 0.50% Class B          $  7.28            --                --            --            35.57%
         Highest contract charges 1.70% Class B         $  6.39            --                --            --            33.68%
         All contract charges                                --         6,796           $44,637          2.07%              --
  2008   Lowest contract charges 0.50% Class B          $  5.37            --                --            --           (36.60)%
         Highest contract charges 1.70% Class B         $  4.78            --                --            --           (37.27)%
         All contract charges                                --         7,550           $36,927          0.13%              --

                                     FSA-71

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

Notes to Financial Statements (Continued)

December 31, 2009


8. Accumulation Unit Values (Continued)

   Shown below is accumulation unit value information for units outstanding throughout the periods indicated.

                                                                               Years Ended December 31,
                                                      ---------------------------------------------------------------------------
                                                                    Units Outstanding   Net Assets     Investment        Total
                                                       Unit value         (000s)          (000s)     Income ratio**    Return***
                                                      ------------ ------------------- ------------ ---------------- ------------
EQ/Large Cap Growth Index (Continued)
-------------------------------------
  2007   Lowest contract charges 0.50% Class B          $  8.47               --               --            --          13.39%
         Highest contract charges 1.70% Class B         $  7.62               --               --            --          12.06%
         All contract charges                                --            9,142         $ 71,185          0.00%            --
  2006   Lowest contract charges 0.50% Class B          $  7.47               --               --            --         ( 1.04)%
         Highest contract charges 1.70% Class B         $  6.80               --               --            --         ( 2.23)%
         All contract charges                                --           11,619         $ 80,589            --             --
  2005   Lowest contract charges 0.50% Class B          $  7.55               --               --            --          14.36%
         Highest contract charges 1.70% Class B         $  6.96               --               --            --          12.98%
         All contract charges                                --           14,003         $ 99,105            --             --
EQ/Large Cap Growth PLUS
------------------------
         Unit Value 0.50% to 1.70%*
  2009   Lowest contract charges 0.50% Class B          $ 15.55               --               --            --          34.17%
         Highest contract charges 1.70% Class B         $ 13.34               --               --            --          32.60%
         All contract charges                                --            3,708         $ 51,466          1.26%            --
  2008   Lowest contract charges 0.50% Class B          $ 11.59               --               --            --         (38.55)%
         Highest contract charges 1.70% Class B         $ 10.06               --               --            --         (39.29)%
         All contract charges                                --            4,156         $ 43,404          0.10%            --
  2007   Lowest contract charges 0.50% Class B          $ 18.86               --               --            --          15.07%
         Highest contract charges 1.70% Class B         $ 16.57               --               --            --          13.65%
         All contract charges                                --            4,958         $ 85,014          0.34%            --
  2006   Lowest contract charges 0.50% Class B          $ 16.39               --               --            --           7.24%
         Highest contract charges 1.70% Class B         $ 14.58               --               --            --           5.95%
         All contract charges                                --            5,886         $ 88,476            --             --
  2005   Lowest contract charges 0.50% Class B          $ 15.29               --               --            --           8.48%
         Highest contract charges 1.70% Class B         $ 13.76               --               --            --           7.18%
         All contract charges                                --            7,269         $102,815            --             --
EQ/Large Cap Value Index
------------------------
         Unit Value 0.50% to 1.70%
  2009   Lowest contract charges 0.50% Class B (b)      $  5.42               --               --            --          18.60%
         Highest contract charges 1.70% Class B (b)     $  5.15               --               --            --          17.31%
         All contract charges                                --              486         $  2,551          9.32%            --
  2008   Lowest contract charges 0.50% Class B (b)      $  4.57               --               --            --         (56.93)%
         Highest contract charges 1.70% Class B (b)     $  4.39               --               --            --         (57.46)%
         All contract charges                                --              341         $  1,523          0.72%            --
  2007   Lowest contract charges 0.50% Class B (b)      $ 10.61               --               --            --         ( 6.35)%
         Highest contract charges 1.70% Class B (b)     $ 10.32               --               --            --         ( 7.61)%
         All contract charges                                --              706         $  7,423            --             --
  2006   Lowest contract charges 0.50% Class B (b)      $ 11.33               --               --            --           6.30%
         Highest contract charges 1.70% Class B (b)     $ 11.17               --               --            --           5.02%
         All contract charges                                --              320         $  3,608          0.05%            --
  2005   Lowest contract charges 0.50% Class B (b)      $ 10.66               --               --            --           6.62%
         Highest contract charges 1.70% Class B (b)     $ 10.63               --               --            --           6.31%
         All contract charges                                --               61         $    650          0.15%            --
EQ/Large Cap Value PLUS (g)
---------------------------
  2009   1.15% Class A (i)                              $  6.08            2,585         $ 15,729          2.13%         19.22%
  2008   1.15% Class A (i)                              $  5.10             3136         $ 15,999          2.68%        (43.71)%
  2007   1.15% Class A (i)                              $  9.06            4,100         $ 37,131          2.27%        ( 9.40)%
EQ/Large Cap Value PLUS (g)
---------------------------
         Unit Value 0.50% to 1.70%*
  2009   Lowest contract charges 0.50% Class B          $ 12.44               --               --            --          19.85%
         Highest contract charges 1.70% Class B         $ 10.76               --               --            --          18.37%
         All contract charges                                --           17,198         $165,754          2.13%            --

                                     FSA-72

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

Notes to Financial Statements (Continued)

December 31, 2009


8. Accumulation Unit Values (Continued)

   Shown below is accumulation unit value information for units outstanding throughout the periods indicated.

                                                                              Years Ended December 31,
                                                      -----------------------------------------------------------------------------
                                                                    Units Outstanding   Net Assets     Investment         Total
                                                       Unit value         (000s)          (000s)     Income ratio**     Return***
                                                      ------------ ------------------- ------------ ---------------- --------------
EQ/Large Cap Value PLUS (g) (Continued)
---------------------------------------
  2008   Lowest contract charges 0.50% Class B          $ 10.38             --               --            --           (43.62)%
         Highest contract charges 1.70% Class B         $  9.09             --               --            --           (44.27)%
         All contract charges                                --         20,212         $164,159          2.68%              --
  2007   Lowest contract charges 0.50% Class B          $ 18.41             --               --            --           ( 5.05)%
         Highest contract charges 1.70% Class B         $ 16.31             --               --            --           ( 6.16)%
         All contract charges                                --         26,493         $387,603          2.27%              --
  2006   Lowest contract charges 0.50% Class B          $ 19.39             --               --            --            20.78%
         Highest contract charges 1.70% Class B         $ 17.38             --               --            --            19.33%
         All contract charges                                --          9,170         $163,663          1.52%              --
  2005   Lowest contract charges 0.50% Class B          $ 16.05             --               --            --             4.91%
         Highest contract charges 1.70% Class B         $ 14.57             --               --            --             3.65%
         All contract charges                                --         10,260         $153,051          1.10%              --
EQ/Lord Abbett Growth and Income
--------------------------------
         Unit Value 0.50% to 1.70%
  2009   Lowest contract charges 0.50% Class B (a)      $  9.49             --               --            --            17.45%
         Highest contract charges 1.70% Class B (a)     $  8.97             --               --            --            16.04%
         All contract charges                                --            251         $  2,281          0.76%              --
  2008   Lowest contract charges 0.50% Class B (a)      $  8.08             --               --            --           (36.88)%
         Highest contract charges 1.70% Class B (a)     $  7.73             --               --            --           (37.61)%
         All contract charges                                --            241         $  1,876          1.26%              --
  2007   Lowest contract charges 0.50% Class B (a)      $ 12.80             --               --            --             2.98%
         Highest contract charges 1.70% Class B (a)     $ 12.39             --               --            --             1.72%
         All contract charges                                --            332         $  4,143          1.00%              --
  2006   Lowest contract charges 0.50% Class B (a)      $ 12.43             --               --            --            16.63%
         Highest contract charges 1.70% Class B (a)     $ 12.18             --               --            --            15.22%
         All contract charges                                --            382         $  4,671          1.57%              --
  2005   Lowest contract charges 0.50% Class B (a)      $ 10.66             --               --            --             6.59%
         Highest contract charges 1.70% Class B (a)     $ 10.57             --               --            --             5.73%
         All contract charges                                --             73         $    774          1.34%              --
EQ/Lord Abbett Large Cap Core
-----------------------------
         Unit Value 0.50% to 1.70%
  2009   Lowest contract charges 0.50% Class B (a)      $ 11.25             --               --            --            24.86%
         Highest contract charges 1.70% Class B (a)     $ 10.63             --               --            --            23.32%
         All contract charges                                --            355         $  3,825          0.70%              --
  2008   Lowest contract charges 0.50% Class B (a)      $  9.01             --               --            --           (31.27)%
         Highest contract charges 1.70% Class B (a)     $  8.62             --               --            --           (32.13)%
         All contract charges                                --            276         $  2,408          1.29%              --
  2007   Lowest contract charges 0.50% Class B (a)      $ 13.11             --               --            --            10.08%
         Highest contract charges 1.70% Class B (a)     $ 12.70             --               --            --             8.83%
         All contract charges                                --            138         $  1,764          0.78%              --
  2006   Lowest contract charges 0.50% Class B (a)      $ 11.91             --               --            --            12.13%
         Highest contract charges 1.70% Class B (a)     $ 11.67             --               --            --            10.78%
         All contract charges                                --            111         $  1,303          1.28%              --
  2005   Lowest contract charges 0.50% Class B (a)      $ 10.62             --               --            --             6.21%
         Highest contract charges 1.70% Class B (a)     $ 10.54             --               --            --             5.40%
         All contract charges                                --             58         $    615          0.89%              --
EQ/Mid Cap Index
----------------
         Unit Value 0.50% to 1.70%*
  2009   Lowest contract charges 0.50% Class B          $  9.99             --               --            --            35.73%
         Highest contract charges 1.70% Class B         $  8.92             --               --            --            33.93%
         All contract charges                                --          3,355         $ 30,585          1.04%              --
  2008   Lowest contract charges 0.50% Class B          $  7.36             --               --            --           (49.55)%
         Highest contract charges 1.70% Class B         $  6.66             --               --            --           (50.11)%
         All contract charges                                --          3,909         $ 26,540          0.78%              --

                                     FSA-73

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

Notes to Financial Statements (Continued)

December 31, 2009


8. Accumulation Unit Values (Continued)

   Shown below is accumulation unit value information for units outstanding throughout the periods indicated.

                                                                            Years Ended December 31,
                                                  ----------------------------------------------------------------------------
                                                                Units Outstanding   Net Assets     Investment        Total
                                                   Unit value         (000s)          (000s)     Income ratio**    Return***
                                                  ------------ ------------------- ------------ ---------------- -------------
EQ/Mid Cap Index (Continued)
----------------------------
  2007   Lowest contract charges 0.50% Class B      $ 14.59               --               --            --             7.44%
         Highest contract charges 1.70% Class B     $ 13.35               --               --            --             6.21%
         All contract charges                            --            4,894         $ 66,595            --               --
  2006   Lowest contract charges 0.50% Class B      $ 13.58               --               --            --            10.97%
         Highest contract charges 1.70% Class B     $ 12.57               --               --            --             9.63%
         All contract charges                            --            5,941         $ 76,031          3.07%              --
  2005   Lowest contract charges 0.50% Class B      $ 12.23               --               --            --             5.84%
         Highest contract charges 1.70% Class B     $ 11.47               --               --            --             4.56%
         All contract charges                            --            7,030         $ 81,842          7.23%              --
EQ/Mid Cap Value PLUS (j)
-------------------------
         Unit Value 0.50% to 1.70%*
  2009   Lowest contract charges 0.50% Class B      $ 15.18               --               --            --            35.17%
         Highest contract charges 1.70% Class B     $ 13.01               --               --            --            33.57%
         All contract charges                            --            4,774         $ 64,362          1.12%              --
  2008   Lowest contract charges 0.50% Class B      $ 11.23               --               --            --           (39.85)%
         Highest contract charges 1.70% Class B     $  9.74               --               --            --           (40.61)%
         All contract charges                            --            5,140         $ 51,712          1.30%              --
  2007   Lowest contract charges 0.50% Class B      $ 18.67               --               --            --            (2.10)%
         Highest contract charges 1.70% Class B     $ 16.40               --               --            --            (3.30)%
         All contract charges                            --            6,755         $114,184          0.93%              --
  2006   Lowest contract charges 0.50% Class B      $ 19.07               --               --            --            11.92%
         Highest contract charges 1.70% Class B     $ 16.96               --               --            --            10.58%
         All contract charges                            --            8,495         $148,186          0.29%              --
  2005   Lowest contract charges 0.50% Class B      $ 17.04               --               --            --            10.77%
         Highest contract charges 1.70% Class B     $ 15.34               --               --            --             9.44%
         All contract charges                            --           10,049         $158,052          4.50%              --
EQ/Money Market
---------------
         Unit Value 1.15%*
  2009   1.15% Class A                              $ 32.97              241         $  7,957          0.02%           (0.84)%
  2008   1.15% Class A                              $ 33.25              335         $  1,107          2.05%            1.19%
  2007   1.15% Class A                              $ 32.86              259         $  8,522          4.62%            3.76%
  2006   1.15% Class A                              $ 31.67              262         $  8,297          4.46%            3.53%
  2005   1.15% Class A                              $ 30.59              238         $  7,289          2.56%            1.70%
EQ/Money Market
---------------
         Unit Value 0.00% to 1.70%*
  2009   Lowest contract charges 0.00% Class B      $ 44.43               --               --            --           (13.30)%
         Highest contract charges 1.70% Class B     $ 27.28               --               --            --            (1.69)%
         All contract charges                            --            3,113         $ 91,745          0.02%              --
  2008   Lowest contract charges 0.00% Class B      $ 44.43               --               --            --             2.11%
         Highest contract charges 1.70% Class B     $ 27.75               --               --            --             0.36%
         All contract charges                            --            4,855         $154,195          2.05%              --
  2007   Lowest contract charges 0.00% Class B      $ 43.51               --               --            --             4.72%
         Highest contract charges 1.70% Class B     $ 27.65               --               --            --             2.94%
         All contract charges                            --            3,848         $113,281          4.62%              --
  2006   Lowest contract charges 0.00% Class B      $ 41.55               --               --            --             4.48%
         Highest contract charges 1.70% Class B     $ 26.86               --               --            --             2.71%
         All contract charges                            --            3,874         $110,831          4.46%              --
  2005   Lowest contract charges 0.00% Class B      $ 39.77               --               --            --             2.62%
         Highest contract charges 1.70% Class B     $ 26.15               --               --            --             0.88%
         All contract charges                            --            3,949         $109,656          2.56%              --

                                     FSA-74

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

Notes to Financial Statements (Continued)

December 31, 2009


8. Accumulation Unit Values (Continued)

   Shown below is accumulation unit value information for units outstanding throughout the periods indicated.

                                                                                   Years Ended December 31,
                                                      ----------------------------------------------------------------------------
                                                                     Units Outstanding   Net Assets     Investment        Total
                                                       Unit value          (000s)          (000s)     Income ratio**    Return***
                                                      ------------- ------------------ ------------ ---------------- -------------
EQ/Montag & Caldwell Growth
---------------------------
         Unit Value 0.50% to 1.70%*
  2009   Lowest contract charges 0.50% Class B          $  5.45              --                --            --           29.15%
         Highest contract charges 1.70% Class B         $  4.77              --                --            --           27.54%
         All contract charges                                --           1,611           $ 7,930          0.39%             --
  2008   Lowest contract charges 0.50% Class B          $  4.22              --                --            --          (33.23)%
         Highest contract charges 1.70% Class B         $  3.74              --                --            --          (33.92)%
         All contract charges                                --           1,775           $ 6,830          0.27%             --
  2007   Lowest contract charges 0.50% Class B          $  6.32              --                --            --           20.15%
         Highest contract charges 1.70% Class B         $  5.66              --                --            --           18.66%
         All contract charges                                --             554           $ 3,227          0.29%             --
  2006   Lowest contract charges 0.50% Class B          $  5.26              --                --            --            7.41%
         Highest contract charges 1.70% Class B         $  4.77              --                --            --            6.12%
         All contract charges                                --             278           $ 1,361          0.19%             --
  2005   Lowest contract charges 0.50% Class B          $  4.90              --                --            --            4.88%
         Highest contract charges 1.70% Class B         $  4.49              --                --            --            3.62%
         All contract charges                                --             298           $ 1,371          0.41%             --
EQ/Mutual Large Cap Equity
--------------------------
         Unit Value 0.50% to 1.70%*
  2009   Lowest contract charges 0.50% Class B (c)      $  8.33              --                --            --           24.51%
         Highest contract charges 1.70% Class B (c)     $  8.00              --                --            --           23.08%
         All contract charges                                --             496           $ 4,005          0.18%             --
  2008   Lowest contract charges 0.50% Class B (c)      $  6.69              --                --            --          (38.40)%
         Highest contract charges 1.70% Class B (c)     $  6.50              --                --            --          (39.20)%
         All contract charges                                --             576           $ 3,775          3.34%             --
  2007   Lowest contract charges 0.50% Class B (c)      $ 10.86              --                --            --            1.12%
         Highest contract charges 1.70% Class B (c)     $ 10.69              --                --            --           (0.09)%
         All contract charges                                --             678           $ 7,267            --              --
  2006   Lowest contract charges 0.50% Class B (c)      $ 10.74              --                --            --            7.38%
         Highest contract charges 1.70% Class B (c)     $ 10.70              --                --            --            6.98%
         All contract charges                                --             141           $ 1,506          0.45%             --
EQ/Oppenheimer Global
---------------------
         Unit Value 0.50% to 1.70%*
  2009   Lowest contract charges 0.50% Class B (c)      $  9.51              --                --            --           37.83%
         Highest contract charges 1.70% Class B (c)     $  9.14              --                --            --           36.21%
         All contract charges                                --             356             3,290          0.75%             --
  2008   Lowest contract charges 0.50% Class B (c)      $  6.90              --                --            --          (41.03)%
         Highest contract charges 1.70% Class B (c)     $  6.71              --                --            --          (41.70)%
         All contract charges                                --             216             1,459          1.09%             --
  2007   Lowest contract charges 0.50% Class B (c)      $ 11.70              --                --            --            5.22%
         Highest contract charges 1.70% Class B (c)     $ 11.51              --                --            --            3.88%
         All contract charges                                --             236           $ 2,725          0.35%             --
  2006   Lowest contract charges 0.50% Class B (c)      $ 11.12              --                --            --           11.23%
         Highest contract charges 1.70% Class B (c)     $ 11.08              --                --            --           10.82%
         All contract charges                                --              47           $   519          0.06%             --
EQ/PIMCO Ultra Short Bond (k)
-----------------------------
         Unit Value 0.50% to 1.70%
  2009   Lowest contract charges 0.50% Class B (a)      $ 11.36              --                --            --            7.47%
         Highest contract charges 1.70% Class B (a)     $ 10.73              --                --            --            6.13%
         All contract charges                                --           4,222           $45,893          1.10%             --
  2008   Lowest contract charges 0.50% Class B (a)      $ 10.57              --                --            --           (4.52)%
         Highest contract charges 1.70% Class B (a)     $ 10.11              --                --            --           (5.69)%
         All contract charges                                --           3,408           $34,789          3.23%             --

                                     FSA-75

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

Notes to Financial Statements (Continued)

December 31, 2009


8. Accumulation Unit Values (Continued)

   Shown below is accumulation unit value information for units outstanding throughout the periods indicated.

                                                                               Years Ended December 31,
                                                      ---------------------------------------------------------------------------
                                                                    Units Outstanding   Net Assets     Investment        Total
                                                       Unit value         (000s)          (000s)     Income ratio**    Return***
                                                      ------------ ------------------- ------------ ---------------- ------------
EQ/PIMCO Ultra Short Bond (k) (Continued)
-----------------------------------------
  2007   Lowest contract charges 0.50% Class B (a)      $ 11.07              --                --            --          10.92%
         Highest contract charges 1.70% Class B (a)     $ 10.72              --                --            --           9.61%
         All contract charges                                --           1,487           $16,050          3.24%            --
  2006   Lowest contract charges 0.50% Class B (a)      $  9.98              --                --            --         ( 0.11)%
         Highest contract charges 1.70% Class B (a)     $  9.78              --                --            --         ( 1.31)%
         All contract charges                                --           1,072           $10,531          4.50%            --
  2005   Lowest contract charges 0.50% Class B (a)      $  9.99              --                --            --         ( 0.09)%
         Highest contract charges 1.70% Class B (a)     $  9.91              --                --            --         ( 0.89)%
         All contract charges                                --             782           $ 7,766          5.60%            --
EQ/Quality Bond PLUS (p)
------------------------
         Unit Value 0.50% to 1.70%*
  2009   Lowest contract charges 0.50% Class B          $ 18.73              --                --            --           5.52%
         Highest contract charges 1.70% Class B         $ 15.38              --                --            --           4.27%
         All contract charges                                --           1,216           $19,530          3.61%            --
  2008   Lowest contract charges 0.50% Class B          $ 17.75              --                --            --         ( 7.02)%
         Highest contract charges 1.70% Class B         $ 14.75              --                --            --         ( 8.16)%
         All contract charges                                --             860           $13,225          5.01%            --
  2007   Lowest contract charges 0.50% Class B          $ 19.09              --                --            --           4.03%
         Highest contract charges 1.70% Class B         $ 16.06              --                --            --           2.75%
         All contract charges                                --           1,044           $17,419          4.60%            --
  2006   Lowest contract charges 0.50% Class B          $ 18.35              --                --            --           3.30%
         Highest contract charges 1.70% Class B         $ 15.63              --                --            --           2.06%
         All contract charges                                --           1,222           $19,815          3.51%            --
  2005   Lowest contract charges 0.50% Class B          $ 17.77              --                --            --           1.49%
         Highest contract charges 1.70% Class B         $ 15.31              --                --            --           0.27%
         All contract charges                                --           1,582           $25,077          3.87%            --
EQ/Small Company Index (o)
--------------------------
         Unit Value 0.50% to 1.70%*
  2009   Lowest contract charges 0.50% Class B          $ 14.88              --                --            --          25.57%
         Highest contract charges 1.70% Class B         $ 12.86              --                --            --          24.01%
         All contract charges                                --           1,404           $18,702          1.38%            --
  2008   Lowest contract charges 0.50% Class B          $ 11.85              --                --            --         (34.49)%
         Highest contract charges 1.70% Class B         $ 10.37              --                --            --         (35.27)%
         All contract charges                                --           1,489           $15,941          0.79%            --
  2007   Lowest contract charges 0.50% Class B          $ 18.09              --                --            --         ( 2.32)%
         Highest contract charges 1.70% Class B         $ 16.02              --                --            --         ( 3.49)%
         All contract charges                                --           1,780           $29,335          1.22%            --
  2006   Lowest contract charges 0.50% Class B          $ 18.52              --                --            --          17.12%
         Highest contract charges 1.70% Class B         $ 16.60              --                --            --          15.71%
         All contract charges                                --           2,142           $36,481          1.21%            --
  2005   Lowest contract charges 0.50% Class B          $ 15.81              --                --            --           3.74%
         Highest contract charges 1.70% Class B         $ 14.35              --                --            --           2.49%
         All contract charges                                --           2,338           $34,342          1.07%            --
EQ/T. Rowe Price Growth Stock (e)
---------------------------------
         Unit Value 0.50% to 1.70%*
  2009   Lowest contract charges 0.50% Class B          $ 16.84              --                --            --          41.99%
         Highest contract charges 1.70% Class B         $ 12.98              --                --            --          40.17%
         All contract charges                                --             953           $12,981          0.00%            --
  2008   Lowest contract charges 0.50% Class B          $ 11.86              --                --            --         (42.51)%
         Highest contract charges 1.70% Class B         $  9.26              --                --            --         (43.19)%
         All contract charges                                --             891           $ 8,606          0.00%            --
  2007   Lowest contract charges 0.50% Class B          $ 20.63              --                --            --           6.67%
         Highest contract charges 1.70% Class B         $ 16.30              --                --            --           5.43%
         All contract charges                                --           1,038           $17,635          0.14%            --

                                     FSA-76

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

Notes to Financial Statements (Continued)

December 31, 2009


8. Accumulation Unit Values (Continued)

   Shown below is accumulation unit value information for units outstanding throughout the periods indicated.

                                                                                  Years Ended December 31,
                                                      ----------------------------------------------------------------------------
                                                                    Units Outstanding   Net Assets     Investment        Total
                                                       Unit value         (000s)          (000s)     Income ratio**    Return***
                                                      ------------ ------------------- ------------ ---------------- -------------
EQ/T. Rowe Price Growth Stock (e) (Continued)
---------------------------------------------
  2006   Lowest contract charges 0.50% Class B          $ 19.34            --                --            --           (4.49)%
         Highest contract charges 1.70% Class B         $ 15.46            --                --            --           (5.64)%
         All contract charges                                --           100           $ 1,627            --              --
  2005   Lowest contract charges 0.50% Class B          $ 20.25            --                --            --            3.47%
         Highest contract charges 1.70% Class B         $ 16.39            --                --            --            2.22%
         All contract charges                                --           113           $ 1,942            --              --
EQ/Templeton Global Equity
--------------------------
         Unit Value 0.50% to 1.70%*
  2009   Lowest contract charges 0.50% Class B (c)      $  8.35            --                --            --           29.46%
         Highest contract charges 1.70% Class B (c)     $  8.02            --                --            --           27.91%
         All contract charges                                --           352           $ 2,855          1.50%             --
  2008   Lowest contract charges 0.50% Class B (c)      $  6.45            --                --            --          (41.15)%
         Highest contract charges 1.70% Class B (c)     $  6.27            --                --            --          (41.84)%
         All contract charges                                --           356           $ 2,250          1.47%             --
  2007   Lowest contract charges 0.50% Class B (c)      $ 10.96            --                --            --            1.58%
         Highest contract charges 1.70% Class B (c)     $ 10.78            --                --            --            0.28%
         All contract charges                                --           463           $ 5,015          0.58%             --
  2006   Lowest contract charges 0.50% Class B (c)      $ 10.79            --                --            --            7.86%
         Highest contract charges 1.70% Class B (c)     $ 10.75            --                --            --            7.46%
         All contract charges                                --           148           $ 1,593          0.35%             --
EQ/UBS Growth and Income
------------------------
         Unit Value 0.50% to 1.70%*
  2009   Lowest contract charges 0.50% Class B          $  5.30            --                --            --           31.84%
         Highest contract charges 1.70% Class B         $  4.63            --                --            --           30.06%
         All contract charges                                --           332           $ 1,591          0.76%             --
  2008   Lowest contract charges 0.50% Class B          $  4.02            --                --            --          (40.36)%
         Highest contract charges 1.70% Class B         $  3.56            --                --            --          (41.06)%
         All contract charges                                --           382           $ 1,403          1.14%             --
  2007   Lowest contract charges 0.50% Class B          $  6.74            --                --            --            0.60%
         Highest contract charges 1.70% Class B         $  6.04            --                --            --           (0.49)%
         All contract charges                                --           506           $ 3,135          0.69%             --
  2006   Lowest contract charges 0.50% Class B          $  6.70            --                --            --           13.58%
         Highest contract charges 1.70% Class B         $  6.07            --                --            --           12.22%
         All contract charges                                --           567           $ 3,532          0.85%             --
  2005   Lowest contract charges 0.50% Class B          $  5.90            --                --            --            8.46%
         Highest contract charges 1.70% Class B         $  5.41            --                --            --            7.16%
         All contract charges                                --           371           $ 2,058          1.67%             --
EQ/Van Kampen Comstock
----------------------
         Unit Value 0.50% to 1.70%
  2009   Lowest contract charges 0.50% Class B (a)      $  9.41            --                --            --           27.85%
         Highest contract charges 1.70% Class B (a)     $  8.89            --                --            --           26.28%
         All contract charges                                --           554           $ 5,062          1.44%             --
  2008   Lowest contract charges 0.50% Class B (a)      $  7.36            --                --            --          (37.25)%
         Highest contract charges 1.70% Class B (a)     $  7.04            --                --            --          (38.03)%
         All contract charges                                --           628           $ 4,511          2.39%             --
  2007   Lowest contract charges 0.50% Class B (a)      $ 11.73            --                --            --           (3.06)%
         Highest contract charges 1.70% Class B (a)     $ 11.36            --                --            --           (4.14)%
         All contract charges                                --           491           $ 5,623          0.84%             --
  2006   Lowest contract charges 0.50% Class B (a)      $ 12.10            --                --            --           15.33%
         Highest contract charges 1.70% Class B (a)     $ 11.85            --                --            --           13.94%
         All contract charges                                --         1,041           $12,470          2.74%             --
  2005   Lowest contract charges 0.50% Class B (a)      $ 10.49            --                --            --            4.88%
         Highest contract charges 1.70% Class B (a)     $ 10.40            --                --            --            4.04%
         All contract charges                                --           714           $ 7,466          1.83%             --

                                     FSA-77

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

Notes to Financial Statements (Continued)

December 31, 2009


8. Accumulation Unit Values (Continued)

   Shown below is accumulation unit value information for units outstanding throughout the periods indicated.

                                                                                  Years Ended December 31,
                                                      ----------------------------------------------------------------------------
                                                                    Units Outstanding   Net Assets     Investment        Total
                                                       Unit value         (000s)          (000s)     Income ratio**    Return***
                                                      ------------ ------------------- ------------ ---------------- -------------
EQ/Van Kampen Mid Cap Growth
----------------------------
         Unit Value 0.50% to 1.70%
  2009   Lowest contract charges 0.50% Class B (a)      $ 13.50             --                --            --           56.25%
         Highest contract charges 1.70% Class B (a)     $ 12.75             --                --            --           54.36%
         All contract charges                                --          1,166           $15,126          0.00%             --
  2008   Lowest contract charges 0.50% Class B (a)      $  8.64             --                --            --          (47.57)%
         Highest contract charges 1.70% Class B (a)     $  8.26             --                --            --          (48.21)%
         All contract charges                                --            821           $ 6,886          0.00%             --
  2007   Lowest contract charges 0.50% Class B (a)      $ 16.48             --                --            --           21.80%
         Highest contract charges 1.70% Class B (a)     $ 15.95             --                --            --           20.29%
         All contract charges                                --            530           $ 8,521          0.39%             --
  2006   Lowest contract charges 0.50% Class B (a)      $ 13.53             --                --            --            8.71%
         Highest contract charges 1.70% Class B (a)     $ 13.26             --                --            --            7.40%
         All contract charges                                --            196           $ 2,607          0.34%             --
  2005   Lowest contract charges 0.50% Class B (a)      $ 12.44             --                --            --           24.44%
         Highest contract charges 1.70% Class B (a)     $ 12.34             --                --            --           23.44%
         All contract charges                                --            168           $ 2,077            --              --
Multimanager Aggressive Equity (m)
----------------------------------
         Unit Value 1.15%*
  2009   1.15% Class A                                  $ 50.65            151           $ 7,647          0.21%          36.05%
  2008   1.15% Class A                                  $ 37.23            154           $ 5,733          0.37%         (47.16)%
  2007   1.15% Class A                                  $ 70.46            186           $13,100          0.03%          10.37%
  2006   1.15% Class A                                  $ 63.84            227           $14,485          0.05%           4.16%
  2005   1.15% Class A                                  $ 61.29            270           $16,518            --            7.23%
Multimanager Aggressive Equity (m)
----------------------------------
         Unit Value 0.50% to 1.70%*
  2009   Lowest contract charges 0.50% Class B          $ 57.33             --                --            --           36.60%
         Highest contract charges 1.70% Class B         $ 42.88             --                --            --           34.97%
         All contract charges                                --            489           $22,782          0.21%             --
  2008   Lowest contract charges 0.50% Class B          $ 41.97             --                --            --          (46.95)%
         Highest contract charges 1.70% Class B         $ 31.77             --                --            --          (47.59)%
         All contract charges                                --            342           $11,917          0.37%             --
  2007   Lowest contract charges 0.50% Class B          $ 79.11             --                --            --           10.83%
         Highest contract charges 1.70% Class B         $ 60.62             --                --            --            9.48%
         All contract charges                                --            417           $27,546          0.03%             --
  2006   Lowest contract charges 0.50% Class B          $ 71.38             --                --            --            4.59%
         Highest contract charges 1.70% Class B         $ 55.37             --                --            --            3.33%
         All contract charges                                --            534           $32,006          0.05%             --
  2005   Lowest contract charges 0.50% Class B          $ 68.25             --                --            --            7.66%
         Highest contract charges 1.70% Class B         $ 53.59             --                --            --            6.37%
         All contract charges                                --            658           $38,064            --              --
Multimanager Core Bond
----------------------
         Unit Value 0.50% to 1.70%*
  2009   Lowest contract charges 0.50% Class B          $ 13.95             --                --            --            7.81%
         Highest contract charges 1.70% Class B         $ 12.66             --                --            --            6.48%
         All contract charges                                --          2,763           $35,823          3.53%             --
  2008   Lowest contract charges 0.50% Class B          $ 12.94             --                --            --            1.97%
         Highest contract charges 1.70% Class B         $ 11.89             --                --            --            0.76%
         All contract charges                                --          2,816           $34,157          4.86%             --
  2007   Lowest contract charges 0.50% Class B          $ 12.69             --                --            --            5.66%
         Highest contract charges 1.70% Class B         $ 11.80             --                --            --            4.42%
         All contract charges                                --          3,034           $36,328          4.10%             --
  2006   Lowest contract charge 0.50% Class B           $ 12.01             --                --            --            3.25%
         Highest contract charge 1.70% Class B          $ 11.30             --                --            --            2.01%
         All contract charges                                --          3,476           $39,740          4.10%             --

                                     FSA-78

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

Notes to Financial Statements (Continued)

December 31, 2009


8. Accumulation Unit Values (Continued)

   Shown below is accumulation unit value information for units outstanding throughout the periods indicated.

                                                                           Years Ended December 31,
                                                 ----------------------------------------------------------------------------
                                                               Units Outstanding   Net Assets     Investment        Total
                                                  Unit value         (000s)          (000s)     Income ratio**    Return***
                                                 ------------ ------------------- ------------ ---------------- -------------
Multimanager Core Bond (Continued)
----------------------------------
  2005   Lowest contract charge 0.50% Class B      $ 11.63              --                --            --            1.24%
         Highest contract charge 1.70% Class B     $ 11.08              --                --            --            0.02%
         All contract charges                           --           4,117           $46,047          3.45%             --
Multimanager International Equity
---------------------------------
         Unit Value 0.50% to 1.70%*
  2009   Lowest contract charge 0.50% Class B      $ 13.43              --                --            --           29.26%
         Highest contract charge 1.70% Class B     $ 12.18              --                --            --           27.67%
         All contract charges                           --           1,146           $14,272          1.53%             --
  2008   Lowest contract charge 0.50% Class B      $ 10.39              --                --            --          (47.47)%
         Highest contract charge 1.70% Class B     $  9.54              --                --            --          (48.12)%
         All contract charges                           --           1,334           $12,979          1.46%             --
  2007   Lowest contract charge 0.50% Class B      $ 19.78              --                --            --           11.88%
         Highest contract charge 1.70% Class B     $ 18.39              --                --            --           10.52%
         All contract charges                           --           1,545           $28,884          0.65%             --
  2006   Lowest contract charge 0.50% Class B      $ 17.68              --                --            --           24.69%
         Highest contract charge 1.70% Class B     $ 16.64              --                --            --           23.19%
         All contract charges                           --           1,786           $30,134          2.11%             --
  2005   Lowest contract charge 0.50% Class B      $ 14.18              --                --            --           14.87%
         Highest contract charge 1.70% Class B     $ 13.51              --                --            --           13.48%
         All contract charges                           --           1,608           $21,954          3.83%             --
Multimanager Large Cap Core Equity
----------------------------------
         Unit Value 0.50% to 1.70%*
  2009   Lowest contract charge 0.50% Class B      $ 10.67              --                --            --           31.89%
         Highest contract charge 1.70% Class B     $  9.68              --                --            --           30.28%
         All contract charges                           --             434           $ 4,283          1.42%             --
  2008   Lowest contract charge 0.50% Class B      $  8.09              --                --            --          (39.85)%
         Highest contract charge 1.70% Class B     $  7.43              --                --            --          (40.56)%
         All contract charges                           --             463           $ 3,499          0.45%             --
  2007   Lowest contract charge 0.50% Class B      $ 13.45              --                --            --            4.51%
         Highest contract charge 1.70% Class B     $ 12.50              --                --            --            3.22%
         All contract charges                           --             625           $ 7,927          0.39%             --
  2006   Lowest contract charge 0.50% Class B      $ 12.87              --                --            --           13.01%
         Highest contract charge 1.70% Class B     $ 12.11              --                --            --           11.65%
         All contract charges                           --             721           $ 8,833          0.56%             --
  2005   Lowest contract charge 0.50% Class B      $ 11.39              --                --            --            6.20%
         Highest contract charge 1.70% Class B     $ 10.85              --                --            --            4.92%
         All contract charges                           --             854           $ 9,357          0.76%             --
Multimanager Large Cap Growth
-----------------------------
         Unit Value 0.50% to 1.70%*
  2009   Lowest contract charge 0.50% Class B      $  8.22              --                --            --           35.87%
         Highest contract charge 1.70% Class B     $  7.46              --                --            --           34.17%
         All contract charges                           --             768           $ 5,850          0.15%             --
  2008   Lowest contract charge 0.50% Class B      $  6.05              --                --            --          (45.64)%
         Highest contract charge 1.70% Class B     $  5.56              --                --            --          (46.28)%
         All contract charges                           --             922           $ 5,223          0.00%             --
  2007   Lowest contract charge 0.50% Class B      $ 11.13              --                --            --           10.64%
         Highest contract charge 1.70% Class B     $ 10.35              --                --            --            9.29%
         All contract charges                           --           1,117           $11,737            --              --
  2006   Lowest contract charge 0.50% Class B      $ 10.06              --                --            --           (0.39)%
         Highest contract charge 1.70% Class B     $  9.47              --                --            --           (1.59)%
         All contract charges                           --           1,480           $14,194            --              --
  2005   Lowest contract charge 0.50% Class B      $ 10.10              --                --            --            6.95%
         Highest contract charge 1.70% Class B     $  9.62              --                --            --            5.67%
         All contract charges                           --           1,677           $16,297            --              --

                                     FSA-79

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

Notes to Financial Statements (Continued)

December 31, 2009


8. Accumulation Unit Values (Continued)

   Shown below is accumulation unit value information for units outstanding throughout the periods indicated.

                                                                           Years Ended December 31,
                                                 ----------------------------------------------------------------------------
                                                               Units Outstanding   Net Assets     Investment        Total
                                                  Unit value         (000s)          (000s)     Income ratio**    Return***
                                                 ------------ ------------------- ------------ ---------------- -------------
Multimanager Large Cap Value
----------------------------
         Unit Value 0.50% to 1.70%*
  2009   Lowest contract charge 0.50% Class B      $ 11.76              --                --            --           22.25%
         Highest contract charge 1.70% Class B     $ 10.67              --                --            --           20.84%
         All contract charges                           --           1,053           $11,486          1.74%             --
  2008   Lowest contract charge 0.50% Class B      $  9.62              --                --            --          (37.73)%
         Highest contract charge 1.70% Class B     $  8.83              --                --            --          (38.55)%
         All contract charges                           --           1,342           $12,087          1.25%             --
  2007   Lowest contract charge 0.50% Class B      $ 15.45              --                --            --            3.07%
         Highest contract charge 1.70% Class B     $ 14.37              --                --            --            1.91%
         All contract charges                           --           1,619           $23,654          1.07%             --
  2006   Lowest contract charge 0.50% Class B      $ 14.99              --                --            --           18.73%
         Highest contract charge 1.70% Class B     $ 14.10              --                --            --           17.30%
         All contract charges                           --           1,786           $25,531          2.61%             --
  2005   Lowest contract charge 0.50% Class B      $ 12.62              --                --            --            6.56%
         Highest contract charge 1.70% Class B     $ 12.02              --                --            --            5.28%
         All contract charges                           --           1,819           $22,104          2.85%             --
Multimanager Mid Cap Growth
---------------------------
         Unit Value 0.50% to 1.70%*
  2009   Lowest contract charge 0.50% Class B      $ 10.06              --                --            --           41.09%
         Highest contract charge 1.70% Class B     $  9.13              --                --            --           39.39%
         All contract charges                           --           1,138           $10,623          0.00%             --
  2008   Lowest contract charge 0.50% Class B      $  7.13              --                --            --          (43.86)%
         Highest contract charge 1.70% Class B     $  6.55              --                --            --          (44.54)%
         All contract charges                           --           1,350           $ 9,013          0.00%             --
  2007   Lowest contract charge 0.50% Class B      $ 12.70              --                --            --           11.31%
         Highest contract charge 1.70% Class B     $ 11.81              --                --            --            9.96%
         All contract charges                           --           1,704           $20,433            --              --
  2006   Lowest contract charge 0.50% Class B      $ 11.41              --                --            --            9.07%
         Highest contract charge 1.70% Class B     $ 10.74              --                --            --            7.76%
         All contract charges                           --           2,017           $21,934          0.51%             --
  2005   Lowest contract charge 0.50% Class B      $ 10.46              --                --            --            7.84%
         Highest contract charge 1.70% Class B     $  9.96              --                --            --            6.55%
         All contract charges                           --           2,393           $24,089          1.55%             --
Multimanager Mid Cap Value
--------------------------
         Unit Value 0.50% to 1.70%*
  2009   Lowest contract charge 0.50% Class B      $ 13.24              --                --            --           43.60%
         Highest contract charge 1.70% Class B     $ 12.02              --                --            --           41.91%
         All contract charges                           --           1,061           $13,025          2.96%             --
  2008   Lowest contract charge 0.50% Class B      $  9.22              --                --            --          (36.28)%
         Highest contract charge 1.70% Class B     $  8.47              --                --            --          (37.07)%
         All contract charges                           --           1,224           $10,559          0.46%             --
  2007   Lowest contract charge 0.50% Class B      $ 14.47              --                --            --          ( 0.41)%
         Highest contract charge 1.70% Class B     $ 13.46              --                --            --          ( 1.61)%
         All contract charges                           --           1,372           $18,748            --              --
  2006   Lowest contract charge 0.50% Class B      $ 14.53              --                --            --           14.16%
         Highest contract charge 1.70% Class B     $ 13.68              --                --            --           12.79%
         All contract charges                           --           1,931           $26,757          1.63%             --
  2005   Lowest contract charge 0.50% Class B      $ 12.73              --                --            --            6.81%
         Highest contract charge 1.70% Class B     $ 12.13              --                --            --            5.53%
         All contract charges                           --           2,164           $26,520          6.25%             --

                                     FSA-80

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

Notes to Financial Statements (Continued)

December 31, 2009

   Shown below is accumulation unit value information for units outstanding throughout the periods indicated.

8. Accumulation Unit Values (Continued)


                                                                            Years Ended December 31,
                                                  ----------------------------------------------------------------------------
                                                                Units Outstanding   Net Assets     Investment        Total
                                                   Unit value         (000s)          (000s)     Income ratio**    Return***
                                                  ------------ ------------------- ------------ ---------------- -------------
Multimanager Multi-Sector Bond
------------------------------
         Unit Value 1.15%*
  2009   1.15% Class A                              $ 29.22              48           $ 1,411          4.37%           8.66%
  2008   1.15% Class A                              $ 26.89              59           $ 1,590          8.44%         (24.21)%
  2007   1.15% Class A                              $ 35.48              76           $ 2,697          6.89%           2.22%
  2006   1.15% Class A                              $ 34.71              93           $ 3,231          6.41%           8.94%
  2005   1.15% Class A                              $ 31.86             110           $ 3,518          7.18%           2.13%
Multimanager Multi-Sector Bond
------------------------------
         Unit Value 0.50% to 1.70%*
  2009   Lowest contract charges 0.50% Class B      $ 32.86              --                --            --            9.10%
         Highest contract charges 1.70% Class B     $ 24.86              --                --            --            7.76%
         All contract charges                            --           1,459           $38,712          4.37%             --
  2008   Lowest contract charges 0.50% Class B      $ 30.12              --                --            --          (23.90)%
         Highest contract charges 1.70% Class B     $ 23.07              --                --            --          (24.80)%
         All contract charges                            --           1,640           $40,215          8.44%             --
  2007   Lowest contract charges 0.50% Class B      $ 39.58              --                --            --            2.62%
         Highest contract charges 1.70% Class B     $ 30.68              --                --            --            1.39%
         All contract charges                            --           2,228           $72,319          6.89%             --
  2006   Lowest contract charges 0.50% Class B      $ 38.57              --                --            --            9.38%
         Highest contract charges 1.70% Class B     $ 30.26              --                --            --            8.07%
         All contract charges                            --           2,673           $85,394          6.41%             --
  2005   Lowest contract charges 0.50% Class B      $ 35.26              --                --            --            2.55%
         Highest contract charges 1.70% Class B     $ 28.00              --                --            --            1.31%
         All contract charges                            --           3,191           $94,122          7.18%             --
Multimanager Small Cap Growth (f)
---------------------------------
         Unit Value 0.50% to 1.70%*
  2009   Lowest contract charges 0.50% Class B      $  7.50              --                --            --           33.93%
         Highest contract charges 1.70% Class B     $  6.55              --                --            --           32.32%
         All contract charges                            --             791           $ 5,345          0.00%             --
  2008   Lowest contract charges 0.50% Class B      $  5.60              --                --            --          (42.39)%
         Highest contract charges 1.70% Class B     $  4.95              --                --            --          (43.17)%
         All contract charges                            --             811           $ 4,168          0.00%             --
  2007   Lowest contract charges 0.50% Class B      $  9.72              --                --            --            3.18%
         Highest contract charges 1.70% Class B     $  8.71              --                --            --            1.99%
         All contract charges                            --           1,163           $10,398            --              --
  2006   Lowest contract charges 0.50% Class B      $  9.42              --                --            --            9.66%
         Highest contract charges 1.70% Class B     $  8.54              --                --            --            8.34%
         All contract charges                            --             734           $ 6,421          1.54%             --
  2005   Lowest contract charges 0.50% Class B      $  8.59              --                --            --            6.95%
         Highest contract charges 1.70% Class B     $  7.89              --                --            --            5.67%
         All contract charges                            --             441           $ 3,552          3.12%             --
Multimanager Small Cap Value
----------------------------
         Unit Value 0.50% to 1.70%*
  2009   Lowest contract charges 0.50% Class B      $ 14.82              --                --            --           25.81%
         Highest contract charges 1.70% Class B     $ 12.81              --                --            --           24.25%
         All contract charges                            --             917           $12,171          0.98%             --
  2008   Lowest contract charges 0.50% Class B      $ 11.78              --                --            --          (38.20)%
         Highest contract charges 1.70% Class B     $ 10.31              --                --            --          (38.92)%
         All contract charges                            --           1,103           $11,746          0.22%             --
  2007   Lowest contract charges 0.50% Class B      $ 19.06              --                --            --          (10.31)%
         Highest contract charges 1.70% Class B     $ 16.88              --                --            --          (11.39)%
         All contract charges                            --           1,623           $28,199          0.27%             --
  2006   Lowest contract charges 0.50% Class B      $ 21.25              --                --            --           15.53%
         Highest contract charges 1.70% Class B     $ 19.05              --                --            --           14.14%
         All contract charges                            --           2,245           $43,882          5.12%             --

                                     FSA-81

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

Notes to Financial Statements (Concluded)

December 31, 2009


8. Accumulation Unit Values (Concluded)

   Shown below is accumulation unit value information for units outstanding throughout the periods indicated.

                                                                            Years Ended December 31,
                                                  ----------------------------------------------------------------------------
                                                                Units Outstanding   Net Assets     Investment        Total
                                                   Unit value         (000s)          (000s)     Income ratio**    Return***
                                                  ------------ ------------------- ------------ ---------------- -------------
Multimanager Small Cap Value (Continued)
----------------------------------------
  2005   Lowest contract charges 0.50% Class B      $ 18.39              --                --            --            4.16%
         Highest contract charges 1.70% Class B     $ 16.69              --                --            --            2.91%
         All contract charges                            --           2,709           $46,249          4.27%             --
Multimanager Technology
-----------------------
         Unit Value 0.50% to 1.70%*
  2009   Lowest contract charge 0.50% Class B       $ 10.80              --                --            --           57.66%
         Highest contract charge 1.70% Class B      $  9.80              --                --            --           55.80%
         All contract charges                            --           2,297           $22,932          0.00%             --
  2008   Lowest contract charge 0.50% Class B       $  6.85              --                --            --          (47.35)%
         Highest contract charge 1.70% Class B      $  6.29              --                --            --          (48.02)%
         All contract charges                            --           2,388           $15,263          0.00%             --
  2007   Lowest contract charge 0.50% Class B       $ 13.01              --                --            --           17.63%
         Highest contract charge 1.70% Class B      $ 12.10              --                --            --           16.23%
         All contract charges                                         2,895           $35,481            --
  2006   Lowest contract charge 0.50% Class B       $ 11.06              --                --            --            6.76%
         Highest contract charge 1.70% Class B      $ 10.41              --                --            --            5.48%
         All contract charges                            --           3,420           $35,985            --              --
  2005   Lowest contract charge 0.50% Class B       $ 10.36              --                --            --           10.71%
         Highest contract charge 1.70% Class B      $  9.87              --                --            --            9.38%
         All contract charges                            --           4,223           $42,059            --              --

----------
(a)   Units were made available for sale on May 9, 2005.
(b)   Units were made available for sale on October 17, 2005.
(c)   Units were made available for sale on September 18, 2006.
(d) A substitution of EQ/Capital Guardian Research was made for EQ/Capital Guardian U.S. Equity on July 6, 2007.
(e) A substitution of EQ/T. Rowe Price Growth Stock was made for EQ/Janus Large Cap Growth on July 6, 2007.
(f) A substitution of Multimanager Small Cap Growth was made for EQ/Wells Fargo Montgomery Small Cap on July 6, 2007.
(g) A substitution of EQ/Large Cap Value PLUS was made for EQ/AllianceBernstein Growth and Income on August 17, 2007.
(h)   Units were made available for sale on May 29, 2007.
(i)   Units were made available for sale on July 2, 2007
(j) EQ/Mid Cap Value PLUS replaced EQ/Ariel Appreciation & EQ/Lord Abbett Mid Cap Value due to a fund merger on September 11, 2009.
(k) EQ/PIMCO Ultra Short Bond replaced EQ/Short Duration Bond due to a fund merger on September 11, 2009.
(l) EQ/Core Bond Index replaced EQ/ Long Term Bond due to a fund merger on September 25, 2009.
(m) Multimanager Aggressive Equity replaced Multimanager Health Care due to a fund merger on September 18, 2009.
(n) EQ/Common Stock Index replaced EQ/Oppenheimer Main Street Opportunity due to a fund merger on September 18, 2009.
(o) EQ/Small Company Index replaced EQ/Oppenheimer Main Street Small Cap Index due to a fund merger on September 18, 2009.
(p) EQ/Quality Bond PLUS replaced EQ/Caywood Scholl High Yield Bond due to a fund merger on September 25, 2009.

* Expenses as a percentage of average net assets (0.00%, 0.50%, 1.15%, 1.70% annualized) consisting primarily of mortality and expense charges, for each period indicated. The ratios included only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner account through the redemption of units and expenses of the underlying fund have been excluded. The summary may not reflect the minimum and maximum contract charges offered by the Company as Contractowners may not have selected all available and applicable contract options.

** The Investment Income ratio represent the dividends, excluding distributions of capital gains, received by the Account from the underlying mutual fund, net of trust fees and expenses, divided by the average net assets. These ratios exclude those expenses, such as asset-based charges, that result in direct reductions in the unit values. The recognition of investment income by the Account is affected by the timing of the declaration of dividends by the underlying fund in which the Account invests.

*** These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for each period indicated from the effective date through the end of the reporting period.


                                     FSA-82

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

INDEX TO FINANCIAL STATEMENTS


Report of Independent Registered Public Accounting Firm..................  FSA-2
Financial Statements:
   Statements of Assets and Liabilities, December 31, 2009...............  FSA-3
   Statements of Operations for the Year Ended December 31, 2009......... FSA-43
   Statements of Changes in Net Assets for the Years Ended
     December 31, 2009 and 2008.......................................... FSA-60
   Notes to Financial Statements......................................... FSA-90


AXA EQUITABLE LIFE INSURANCE COMPANY

INDEX TO CONSOLIDATED FINANCIAL STATEMENTS

Report of Independent Registered Public Accounting Firm..................    F-1
Consolidated Financial Statements:
   Consolidated Balance Sheets, December 31, 2009 and 2008...............    F-2
   Consolidated Statements of (Loss) Earnings, Years Ended December 31,
     2009, 2008 and 2007 ................................................    F-3
   Consolidated Statements of Equity, Years Ended December 31, 2009,
     2008 and 2007 ......................................................    F-5
   Consolidated Statements of Comprehensive (Loss) Income, Years Ended
     December 31, 2009, 2008 and 2007 ...................................    F-6
   Consolidated Statements of Cash Flows, Years Ended December 31, 2009,
     2008 and 2007 ......................................................    F-7
   Notes to Consolidated Financial Statements ...........................    F-9




                                     FSA-1

            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM


To the Board of Directors of
AXA Equitable Life Insurance Company
and Contractowners of Separate Account No. 49 of AXA Equitable Life Insurance Company:


In our opinion, the accompanying statements of assets and liabilities and the related statements of operations and of changes in net assets present fairly, in all material respects, the financial position of each of the separate Variable Investment Options of AXA Equitable Life Insurance Company ("AXA Equitable") Separate Account No. 49, as listed in Note 1 to such financial statements, at December 31, 2009, and the results of each of their operations and the changes in each of their net assets for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of AXA Equitable's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of investments at December 31, 2009 by correspondence with the underlying funds' transfer agents, provide a reasonable basis for our opinion.



PricewaterhouseCoopers LLP
New York, New York
April 19, 2010

                                     FSA-2

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES

DECEMBER 31, 2009


                                                                                  AIM V.I. MID
                                                               AIM V.I. GLOBAL      CAP CORE      ALL ASSET
                                                              REAL ESTATE FUND*   EQUITY FUND*   ALLOCATION
                                                             ------------------- -------------- ------------
Assets:
Investments in shares of The Trusts, at fair value..........       $11,509            $634         $10,568
Receivable for The Trusts shares sold.......................            --              --              --
Receivable for policy-related transactions..................         9,999              --              --
                                                                   -------            ----         -------
  Total assets..............................................        21,508             634          10,568
                                                                   -------            ----         -------
Liabilities:
Payable for The Trusts shares purchased.....................         9,999              --              --
Payable for policy-related transactions.....................            --              --              58
                                                                   -------            ----         -------
  Total liabilities.........................................         9,999              --              58
                                                                   -------            ----         -------
Net Assets..................................................       $11,509            $634         $10,510
                                                                   =======            ====         =======
Net Assets:
Accumulation Units..........................................        11,509             634              --
Retained by AXA Equitable in Separate Account No. 49........            --              --          10,510
                                                                   -------            ----         -------
Total net assets............................................       $11,509            $634         $10,510
                                                                   =======            ====         =======
Investments in shares of The Trusts, at cost................       $11,499            $639         $10,372
The Trusts shares held
 Class A....................................................            --              --             632
 Class B....................................................           965              59              --



                                                              AMERICAN CENTURY
                                                                 VP MID CAP      AXA AGGRESSIVE   AXA BALANCED
                                                                 VALUE FUND*       ALLOCATION       STRATEGY
                                                             ------------------ ---------------- -------------
Assets:
Investments in shares of The Trusts, at fair value..........        $951         $2,913,764,706   $93,289,241
Receivable for The Trusts shares sold.......................          --                     --            --
Receivable for policy-related transactions..................          --                     --     1,155,022
                                                                    ----         --------------   -----------
  Total assets..............................................         951          2,913,764,706    94,444,263
                                                                    ----         --------------   -----------
Liabilities:
Payable for The Trusts shares purchased.....................          --                 38,485     1,155,022
Payable for policy-related transactions.....................          --                  8,162            --
                                                                    ----         --------------   -----------
  Total liabilities.........................................          --                 46,647     1,155,022
                                                                    ----         --------------   -----------
Net Assets..................................................        $951         $2,913,718,059   $93,289,241
                                                                    ====         ==============   ===========
Net Assets:
Accumulation Units..........................................         951          2,913,660,651    93,170,916
Retained by AXA Equitable in Separate Account No. 49........          --                 57,408       118,325
                                                                    ----         --------------   -----------
Total net assets............................................        $951         $2,913,718,059   $93,289,241
                                                                    ====         ==============   ===========
Investments in shares of The Trusts, at cost................        $962         $3,769,391,278   $92,534,713
The Trusts shares held
 Class A....................................................          --                  3,128           910
 Class B....................................................          78            316,499,642     8,236,873

-------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of non EQ Advisors Trust or AXA Premier VIP Trust portfolios that are categorized as Class B shares.
  These are classified as Class B, based on the 12b-1 fees imposed, as further described in Note 5.


                                     FSA-3

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2009


                                                              AXA CONSERVATIVE  AXA CONSERVATIVE   AXA CONSERVATIVE
                                                                 ALLOCATION      GROWTH STRATEGY       STRATEGY
                                                             ----------------- ------------------ ------------------
Assets:
Investments in shares of The Trusts, at fair value..........  $1,893,334,755       $53,902,902        $33,171,379
Receivable for The Trusts shares sold.......................         508,974                --                 --
Receivable for policy-related transactions..................              --           635,584            209,225
                                                              --------------       -----------        -----------
  Total assets..............................................   1,893,843,729        54,538,486         33,380,604
                                                              --------------       -----------        -----------
Liabilities:
Payable for The Trusts shares purchased.....................              --           635,584            209,225
Payable for policy-related transactions.....................         508,974                --                 --
                                                              --------------       -----------        -----------
  Total liabilities.........................................         508,974           635,584            209,225
                                                              --------------       -----------        -----------
Net Assets..................................................  $1,893,334,755       $53,902,902        $33,171,379
                                                              ==============       ===========        ===========
Net Assets:
Accumulation Units..........................................   1,893,018,412        53,791,426         33,064,507
Retained by AXA Equitable in Separate Account No. 49........         316,343           111,476            106,872
                                                              --------------       -----------        -----------
Total net assets............................................  $1,893,334,755       $53,902,902        $33,171,379
                                                              ==============       ===========        ===========
Investments in shares of The Trusts, at cost................  $1,902,589,011       $53,820,171        $33,470,829
The Trusts shares held
 Class A....................................................              --                --                 --
 Class B....................................................     198,956,472         4,827,471          3,124,763



                                                              AXA CONSERVATIVE-PLUS     AXA GROWTH      AXA MODERATE
                                                                    ALLOCATION           STRATEGY        ALLOCATION
                                                             ----------------------- --------------- -----------------
Assets:
Investments in shares of The Trusts, at fair value..........      $1,682,568,824      $196,249,190    $7,164,863,009
Receivable for The Trusts shares sold.......................                  --                --                --
Receivable for policy-related transactions..................             134,387         2,168,757           282,157
                                                                  --------------      ------------    --------------
  Total assets..............................................       1,682,703,211       198,417,947     7,165,145,166
                                                                  --------------      ------------    --------------
Liabilities:
Payable for The Trusts shares purchased.....................             134,387         2,168,757           282,157
Payable for policy-related transactions.....................                  --                --                --
                                                                  --------------      ------------    --------------
  Total liabilities.........................................             134,387         2,168,757           282,157
                                                                  --------------      ------------    --------------
Net Assets..................................................      $1,682,568,824      $196,249,190    $7,164,863,009
                                                                  ==============      ============    ==============
Net Assets:
Accumulation Units..........................................       1,682,551,495       196,220,464     7,164,814,347
Retained by AXA Equitable in Separate Account No. 49........              17,329            28,726            48,662
                                                                  --------------      ------------    --------------
Total net assets............................................      $1,682,568,824      $196,249,190    $7,164,863,009
                                                                  ==============      ============    ==============
Investments in shares of The Trusts, at cost................      $1,841,195,152      $192,353,996    $8,293,162,579
The Trusts shares held
 Class A....................................................                  --               876             1,847
 Class B....................................................         181,523,536        16,486,615       563,197,227

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-4

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2009


                                                                AXA MODERATE    AXA MODERATE-PLUS
                                                              GROWTH STRATEGY       ALLOCATION
                                                             ----------------- -------------------
Assets:
Investments in shares of The Trusts, at fair value..........    $214,820,354     $10,483,331,634
Receivable for The Trusts shares sold.......................              --                  --
Receivable for policy-related transactions..................       2,153,473             170,233
                                                                ------------     ---------------
  Total assets..............................................     216,973,827      10,483,501,867
                                                                ------------     ---------------
Liabilities:
Payable for The Trusts shares purchased.....................       2,153,473             123,586
Payable for policy-related transactions.....................              --                  --
                                                                ------------     ---------------
  Total liabilities.........................................       2,153,473             123,586
                                                                ------------     ---------------
Net Assets..................................................    $214,820,354     $10,483,378,281
                                                                ============     ===============
Net Assets:
Accumulation Units..........................................     214,806,407      10,483,378,281
Retained by AXA Equitable in Separate Account No. 49........          13,947                  --
                                                                ------------     ---------------
Total net assets............................................    $214,820,354     $10,483,378,281
                                                                ============     ===============
Investments in shares of The Trusts, at cost................    $211,691,637     $13,136,872,396
The Trusts shares held
 Class A....................................................              --              34,464
 Class B....................................................      18,180,700       1,080,999,613



                                                                                                                AXA TACTICAL
                                                               AXA TACTICAL     AXA TACTICAL    AXA TACTICAL       MANAGER
                                                              MANAGER 2000 I   MANAGER 400 I   MANAGER 500 I   INTERNATIONAL I
                                                             ---------------- --------------- --------------- ----------------
Assets:
Investments in shares of The Trusts, at fair value..........     $322,231         $321,523        $503,597        $316,781
Receivable for The Trusts shares sold.......................           --               --              --              --
Receivable for policy-related transactions..................       41,047           41,047         172,591           4,198
                                                                 --------         --------        --------        --------
  Total assets..............................................      363,278          362,570         676,188         320,979
                                                                 --------         --------        --------        --------
Liabilities:
Payable for The Trusts shares purchased.....................       41,047           41,047         172,591           4,198
Payable for policy-related transactions.....................           --               --              --              --
                                                                 --------         --------        --------        --------
  Total liabilities.........................................       41,047           41,047         172,591           4,198
                                                                 --------         --------        --------        --------
Net Assets..................................................     $322,231         $321,523        $503,597        $316,781
                                                                 ========         ========        ========        ========
Net Assets:
Accumulation Units..........................................       78,414           74,985         260,799          80,909
Retained by AXA Equitable in Separate Account No. 49........      243,817          246,538         242,798         235,872
                                                                 --------         --------        --------        --------
Total net assets............................................     $322,231         $321,523        $503,597        $316,781
                                                                 ========         ========        ========        ========
Investments in shares of The Trusts, at cost................     $288,164         $285,034        $470,712        $291,207
The Trusts shares held
 Class A....................................................       20,015           20,021          20,051          20,119
 Class B....................................................        7,016            6,674          21,700           7,426

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-5

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2009


                                                             BLACKROCK GLOBAL     EQ/ALLIANCEBERNSTEIN
                                                          ALLOCATION V.I. FUND*       INTERNATIONAL
                                                         ----------------------- ----------------------
Assets:
Investments in shares of The Trusts, at fair value......         $643,784            $  703,752,433
Receivable for The Trusts shares sold...................               --                        --
Receivable for policy-related transactions..............          245,001                   537,288
                                                                 --------            --------------
  Total assets..........................................          888,785               704,289,721
                                                                 --------            --------------
Liabilities:
Payable for The Trusts shares purchased.................          244,977                   537,288
Payable for policy-related transactions.................               --                        --
                                                                 --------            --------------
  Total liabilities.....................................          244,977                   537,288
                                                                 --------            --------------
Net Assets..............................................         $643,808            $  703,752,433
                                                                 ========            ==============
Net Assets:
Accumulation Units......................................          643,808               703,686,195
Retained by AXA Equitable in Separate Account No. 49....               --                    66,238
                                                                 --------            --------------
Total net assets........................................         $643,808            $  703,752,433
                                                                 ========            ==============
Investments in shares of The Trusts, at cost............         $646,052            $1,055,806,158
The Trusts shares held
 Class A................................................               --                        --
 Class B................................................           47,972                85,545,160



                                                                                 EQ/AXA FRANKLIN  EQ/BLACKROCK   EQ/BLACKROCK
                                                          EQ/ALLIANCEBERNSTEIN      SMALL CAP      BASIC VALUE   INTERNATIONAL
                                                            SMALL CAP GROWTH       VALUE CORE        EQUITY          VALUE
                                                         ---------------------- ---------------- -------------- --------------
Assets:
Investments in shares of The Trusts, at fair value......      $342,153,224        $102,007,181    $745,511,467   $743,302,875
Receivable for The Trusts shares sold...................           160,546                  --              --             --
Receivable for policy-related transactions..............                --              37,227         701,817        212,484
                                                              ------------        ------------    ------------   ------------
  Total assets..........................................       342,313,770         102,044,408     746,213,284    743,515,359
                                                              ------------        ------------    ------------   ------------
Liabilities:
Payable for The Trusts shares purchased.................                --              37,227         701,817        212,484
Payable for policy-related transactions.................           160,546                  --              --             --
                                                              ------------        ------------    ------------   ------------
  Total liabilities.....................................           160,546              37,227         701,817        212,484
                                                              ------------        ------------    ------------   ------------
Net Assets..............................................      $342,153,224        $102,007,181    $745,511,467   $743,302,875
                                                              ============        ============    ============   ============
Net Assets:
Accumulation Units......................................       342,140,976         101,917,016     745,367,482    743,273,902
Retained by AXA Equitable in Separate Account No. 49....            12,248              90,165         143,985         28,973
                                                              ------------        ------------    ------------   ------------
Total net assets........................................      $342,153,224        $102,007,181    $745,511,467   $743,302,875
                                                              ============        ============    ============   ============
Investments in shares of The Trusts, at cost............      $409,076,902        $ 93,492,061    $850,060,095   $934,373,753
The Trusts shares held
 Class A................................................               193                   0             243            713
 Class B................................................        28,792,092          12,374,549      60,438,205     66,859,618

-------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of non EQ Advisors Trust or AXA Premier VIP Trust portfolios that are categorized as Class B shares.
  These are classified as Class B, based on the 12b-1 fees imposed, as further described in Note 5.


                                     FSA-6

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2009


                                                              EQ/BOSTON ADVISORS  EQ/CALVERT SOCIALLY
                                                                EQUITY INCOME         RESPONSIBLE
                                                             ------------------- ---------------------
Assets:
Investments in shares of The Trusts, at fair value..........     $182,135,061         $45,680,783
Receivable for The Trusts shares sold.......................           12,163                  --
Receivable for policy-related transactions..................               --               2,390
                                                                 ------------         -----------
  Total assets..............................................      182,147,224          45,683,173
                                                                 ------------         -----------
Liabilities:
Payable for The Trusts shares purchased.....................               --               2,390
Payable for policy-related transactions.....................           12,163                  --
                                                                 ------------         -----------
  Total liabilities.........................................           12,163               2,390
                                                                 ------------         -----------
Net Assets..................................................     $182,135,061         $45,680,783
                                                                 ============         ===========
Net Assets:
Accumulation Units..........................................      182,082,267          45,654,317
Retained by AXA Equitable in Separate Account No. 49........           52,794              26,466
                                                                 ------------         -----------
Total net assets............................................     $182,135,061         $45,680,783
                                                                 ============         ===========
Investments in shares of The Trusts, at cost................     $209,665,904         $54,987,023
The Trusts shares held
 Class A....................................................                0                  --
 Class B....................................................       39,108,317           7,142,334



                                                                 EQ/CAPITAL         EQ/CAPITAL        EQ/COMMON
                                                              GUARDIAN GROWTH   GUARDIAN RESEARCH    STOCK INDEX
                                                             ----------------- ------------------- ---------------
Assets:
Investments in shares of The Trusts, at fair value..........    $327,490,730      $  882,287,500    $776,122,431
Receivable for The Trusts shares sold.......................         154,946                  --         241,113
Receivable for policy-related transactions..................              --              62,995              --
                                                                ------------      --------------    ------------
  Total assets..............................................     327,645,676         882,350,495     776,363,544
                                                                ------------      --------------    ------------
Liabilities:
Payable for The Trusts shares purchased.....................              --              62,995              --
Payable for policy-related transactions.....................         154,946                  --         241,113
                                                                ------------      --------------    ------------
  Total liabilities.........................................         154,946              62,995         241,113
                                                                ------------      --------------    ------------
Net Assets..................................................    $327,490,730      $  882,287,500    $776,122,431
                                                                ============      ==============    ============
Net Assets:
Accumulation Units..........................................     327,422,687         882,191,284     776,118,468
Retained by AXA Equitable in Separate Account No. 49........          68,043              96,216           3,963
                                                                ------------      --------------    ------------
Total net assets............................................    $327,490,730      $  882,287,500    $776,122,431
                                                                ============      ==============    ============
Investments in shares of The Trusts, at cost................    $373,373,793      $1,069,314,963    $950,789,224
The Trusts shares held
 Class A....................................................              --                  --              --
 Class B....................................................      28,019,485          83,454,855      55,580,600



                                                                  EQ/CORE
                                                                 BOND INDEX
                                                             -----------------
Assets:
Investments in shares of The Trusts, at fair value..........  $1,014,135,925
Receivable for The Trusts shares sold.......................         270,476
Receivable for policy-related transactions..................              --
                                                              --------------
  Total assets..............................................   1,014,406,401
                                                              --------------
Liabilities:
Payable for The Trusts shares purchased.....................              --
Payable for policy-related transactions.....................         274,052
                                                              --------------
  Total liabilities.........................................         274,052
                                                              --------------
Net Assets..................................................  $1,014,132,349
                                                              ==============
Net Assets:
Accumulation Units..........................................   1,013,961,707
Retained by AXA Equitable in Separate Account No. 49........         170,642
                                                              --------------
Total net assets............................................  $1,014,132,349
                                                              ==============
Investments in shares of The Trusts, at cost................  $1,137,476,744
The Trusts shares held
 Class A....................................................              --
 Class B....................................................     107,873,611

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-7

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2009


                                                              EQ/DAVIS NEW      EQ/EQUITY         EQ/EQUITY
                                                              YORK VENTURE      500 INDEX        GROWTH PLUS
                                                             -------------- ----------------- -----------------
Assets:
Investments in shares of The Trusts, at fair value..........  $339,037,397   $1,151,672,634    $1,316,758,197
Receivable for The Trusts shares sold.......................            --               --           537,063
Receivable for policy-related transactions..................        21,250          263,138                --
                                                              ------------   --------------    --------------
  Total assets..............................................   339,058,647    1,151,935,772     1,317,295,260
                                                              ------------   --------------    --------------
Liabilities:
Payable for The Trusts shares purchased.....................        21,250          263,138                --
Payable for policy-related transactions.....................            --               --           544,510
                                                              ------------   --------------    --------------
  Total liabilities.........................................        21,250          263,138           544,510
                                                              ------------   --------------    --------------
Net Assets..................................................  $339,037,397   $1,151,672,634    $1,316,750,750
                                                              ============   ==============    ==============
Net Assets:
Accumulation Units..........................................   338,931,988    1,151,636,766     1,316,634,651
Retained by AXA Equitable in Separate Account No. 49........       105,409           35,868           116,099
                                                              ------------   --------------    --------------
Total net assets............................................  $339,037,397   $1,151,672,634    $1,316,750,750
                                                              ============   ==============    ==============
Investments in shares of The Trusts, at cost................  $364,246,628   $1,288,188,352    $1,529,572,398
The Trusts shares held
 Class A....................................................           777            1,764                --
 Class B....................................................    38,619,193       59,534,020       101,273,822



                                                              EQ/EVERGREEN    EQ/FRANKLIN        EQ/FRANKLIN
                                                                  OMEGA      CORE BALANCED   TEMPLETON ALLOCATION
                                                             -------------- --------------- ---------------------
Assets:
Investments in shares of The Trusts, at fair value..........  $295,445,709   $597,049,728       $1,341,357,512
Receivable for The Trusts shares sold.......................            --        177,920                   --
Receivable for policy-related transactions..................       504,123             --              460,522
                                                              ------------   ------------       --------------
  Total assets..............................................   295,949,832    597,227,648        1,341,818,034
                                                              ------------   ------------       --------------
Liabilities:
Payable for The Trusts shares purchased.....................       504,123             --              460,522
Payable for policy-related transactions.....................            --        177,920                   --
                                                              ------------   ------------       --------------
  Total liabilities.........................................       504,123        177,920              460,522
                                                              ------------   ------------       --------------
Net Assets..................................................  $295,445,709   $597,049,728       $1,341,357,512
                                                              ============   ============       ==============
Net Assets:
Accumulation Units..........................................   295,437,041    596,850,442        1,341,291,506
Retained by AXA Equitable in Separate Account No. 49........         8,668        199,286               66,006
                                                              ------------   ------------       --------------
Total net assets............................................  $295,445,709   $597,049,728       $1,341,357,512
                                                              ============   ============       ==============
Investments in shares of The Trusts, at cost................  $261,544,791   $682,286,594       $1,526,593,390
The Trusts shares held
 Class A....................................................            --             --               11,291
 Class B....................................................    32,828,916     75,229,153          186,407,574

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-8

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2009


                                                              EQ/GAMCO MERGERS   EQ/GAMCO SMALL     EQ/GLOBAL
                                                              AND ACQUISITIONS    COMPANY VALUE     BOND PLUS
                                                             ------------------ ---------------- ---------------
Assets:
Investments in shares of The Trusts, at fair value..........    $138,089,880      $620,000,611    $414,232,053
Receivable for The Trusts shares sold.......................          59,855                --              --
Receivable for policy-related transactions..................              --           414,265         170,476
                                                                ------------      ------------    ------------
  Total assets..............................................     138,149,735       620,414,876     414,402,529
                                                                ------------      ------------    ------------
Liabilities:
Payable for The Trusts shares purchased.....................              --           414,265         170,476
Payable for policy-related transactions.....................          59,855                --              --
                                                                ------------      ------------    ------------
  Total liabilities.........................................          59,855           414,265         170,476
                                                                ------------      ------------    ------------
Net Assets..................................................    $138,089,880      $620,000,611    $414,232,053
                                                                ============      ============    ============
Net Assets:
Accumulation Units..........................................     137,991,577       619,902,388     414,075,582
Retained by AXA Equitable in Separate Account No. 49........          98,303            98,223         156,471
                                                                ------------      ------------    ------------
Total net assets............................................    $138,089,880      $620,000,611    $414,232,053
                                                                ============      ============    ============
Investments in shares of The Trusts, at cost................    $137,962,431      $589,173,259    $447,800,225
The Trusts shares held
 Class A....................................................               3               778           1,550
 Class B....................................................      11,839,591        20,972,524      43,016,412



                                                                                    EQ/INTERMEDIATE
                                                                   EQ/GLOBAL          GOVERNMENT     EQ/INTERNATIONAL
                                                              MULTI-SECTOR EQUITY     BOND INDEX        CORE PLUS
                                                             --------------------- ---------------- -----------------
Assets:
Investments in shares of The Trusts, at fair value..........     $1,130,853,172      $369,786,670      $769,320,511
Receivable for The Trusts shares sold.......................            475,883                --                --
Receivable for policy-related transactions..................                 --           177,977           352,138
                                                                 --------------      ------------      ------------
  Total assets..............................................      1,131,329,055       369,964,647       769,672,649
                                                                 --------------      ------------      ------------
Liabilities:
Payable for The Trusts shares purchased.....................                 --           177,977           352,138
Payable for policy-related transactions.....................            475,883                --                --
                                                                 --------------      ------------      ------------
  Total liabilities.........................................            475,883           177,977           352,138
                                                                 --------------      ------------      ------------
Net Assets..................................................     $1,130,853,172      $369,786,670      $769,320,511
                                                                 ==============      ============      ============
Net Assets:
Accumulation Units..........................................      1,130,798,818       369,725,418       769,256,290
Retained by AXA Equitable in Separate Account No. 49........             54,354            61,252            64,221
                                                                 --------------      ------------      ------------
Total net assets............................................     $1,130,853,172      $369,786,670      $769,320,511
                                                                 ==============      ============      ============
Investments in shares of The Trusts, at cost................     $1,394,038,990      $382,050,192      $962,873,130
The Trusts shares held
 Class A....................................................              2,517                --                --
 Class B....................................................         99,976,993        38,765,358        85,878,485

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-9

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2009


                                                                                     EQ/INTERNATIONAL
                                                              EQ/INTERNATIONAL ETF        GROWTH
                                                             ---------------------- -----------------
Assets:
Investments in shares of The Trusts, at fair value..........       $1,984,837          $272,167,868
Receivable for The Trusts shares sold.......................               --               108,598
Receivable for policy-related transactions..................               --                    --
                                                                   ----------          ------------
  Total assets..............................................        1,984,837           272,276,466
                                                                   ----------          ------------
Liabilities:
Payable for The Trusts shares purchased.....................               --                    --
Payable for policy-related transactions.....................               --               108,598
                                                                   ----------          ------------
  Total liabilities.........................................               --               108,598
                                                                   ----------          ------------
Net Assets..................................................       $1,984,837          $272,167,868
                                                                   ==========          ============
Net Assets:
Accumulation Units..........................................               --           272,005,512
Retained by AXA Equitable in Separate Account No. 49........        1,984,837               162,356
                                                                   ----------          ------------
Total net assets............................................       $1,984,837          $272,167,868
                                                                   ==========          ============
Investments in shares of The Trusts, at cost................       $2,689,366          $276,205,311
The Trusts shares held
 Class A....................................................          144,044                19,024
 Class B....................................................          142,445            47,726,225



                                                                  EQ/JPMORGAN       EQ/LARGE CAP   EQ/LARGE CAP   EQ/LARGE CAP
                                                              VALUE OPPORTUNITIES     CORE PLUS    GROWTH INDEX    GROWTH PLUS
                                                             --------------------- -------------- -------------- --------------
Assets:
Investments in shares of The Trusts, at fair value..........      $258,338,263      $153,789,501   $317,251,600   $252,675,000
Receivable for The Trusts shares sold.......................            52,448            34,682        165,115         17,169
Receivable for policy-related transactions..................                --                --             --             --
                                                                  ------------      ------------   ------------   ------------
  Total assets..............................................       258,390,711       153,824,183    317,416,715    252,692,169
                                                                  ------------      ------------   ------------   ------------
Liabilities:
Payable for The Trusts shares purchased.....................                --                --             --             --
Payable for policy-related transactions.....................            52,448            34,682        165,115         17,169
                                                                  ------------      ------------   ------------   ------------
  Total liabilities.........................................            52,448            34,682        165,115         17,169
                                                                  ------------      ------------   ------------   ------------
Net Assets..................................................      $258,338,263      $153,789,501   $317,251,600   $252,675,000
                                                                  ============      ============   ============   ============
Net Assets:
Accumulation Units..........................................       258,291,594       153,764,497    317,224,176    252,640,719
Retained by AXA Equitable in Separate Account No. 49........            46,669            25,004         27,424         34,281
                                                                  ------------      ------------   ------------   ------------
Total net assets............................................      $258,338,263      $153,789,501   $317,251,600   $252,675,000
                                                                  ============      ============   ============   ============
Investments in shares of The Trusts, at cost................      $329,203,727      $184,034,677   $299,417,712   $260,762,326
The Trusts shares held
 Class A....................................................                --                --             --             --
 Class B....................................................        29,255,599        22,339,404     42,603,547     17,316,634

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-10

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2009


                                                               EQ/LARGE CAP     EQ/LARGE CAP
                                                               VALUE INDEX       VALUE PLUS
                                                             --------------- -----------------
Assets:
Investments in shares of The Trusts, at fair value..........  $104,203,662    $1,181,149,734
Receivable for The Trusts shares sold.......................            --           272,754
Receivable for policy-related transactions..................        45,372                --
                                                              ------------    --------------
  Total assets..............................................   104,249,034     1,181,422,488
                                                              ------------    --------------
Liabilities:
Payable for The Trusts shares purchased.....................        45,372                --
Payable for policy-related transactions.....................            --           272,754
                                                              ------------    --------------
  Total liabilities.........................................        45,372           272,754
                                                              ------------    --------------
Net Assets..................................................  $104,203,662    $1,181,149,734
                                                              ============    ==============
Net Assets:
Accumulation Units..........................................   102,573,267     1,181,002,811
Retained by AXA Equitable in Separate Account No. 49........     1,630,395           146,923
                                                              ------------    --------------
Total net assets............................................  $104,203,662    $1,181,149,734
                                                              ============    ==============
Investments in shares of The Trusts, at cost................  $158,917,701    $1,849,646,595
The Trusts shares held
 Class A....................................................        11,779                --
 Class B....................................................    22,418,211       129,457,171



                                                                EQ/LORD ABBETT    EQ/LORD ABBETT     EQ/MID CAP
                                                              GROWTH AND INCOME   LARGE CAP CORE       INDEX
                                                             ------------------- ---------------- ---------------
Assets:
Investments in shares of The Trusts, at fair value..........     $117,430,220      $155,168,017    $652,642,936
Receivable for The Trusts shares sold.......................               --                --              --
Receivable for policy-related transactions..................          172,719            72,751         133,985
                                                                 ------------      ------------    ------------
  Total assets..............................................      117,602,939       155,240,768     652,776,921
                                                                 ------------      ------------    ------------
Liabilities:
Payable for The Trusts shares purchased.....................          172,719            72,751         126,538
Payable for policy-related transactions.....................               --                --              --
                                                                 ------------      ------------    ------------
  Total liabilities.........................................          172,719            72,751         126,538
                                                                 ------------      ------------    ------------
Net Assets..................................................     $117,430,220      $155,168,017    $652,650,383
                                                                 ============      ============    ============
Net Assets:
Accumulation Units..........................................      117,413,287       154,971,458     652,650,383
Retained by AXA Equitable in Separate Account No. 49........           16,933           196,559              --
                                                                 ------------      ------------    ------------
Total net assets............................................     $117,430,220      $155,168,017    $652,650,383
                                                                 ============      ============    ============
Investments in shares of The Trusts, at cost................     $137,010,259      $140,201,814    $919,683,710
The Trusts shares held
 Class A....................................................                0             1,853              --
 Class B....................................................       13,275,269        14,558,109      98,116,402



                                                                 EQ/MID CAP
                                                                 VALUE PLUS
                                                             -----------------
Assets:
Investments in shares of The Trusts, at fair value..........  $1,102,897,856
Receivable for The Trusts shares sold.......................         659,407
Receivable for policy-related transactions..................              --
                                                              --------------
  Total assets..............................................   1,103,557,263
                                                              --------------
Liabilities:
Payable for The Trusts shares purchased.....................              --
Payable for policy-related transactions.....................         659,407
                                                              --------------
  Total liabilities.........................................         659,407
                                                              --------------
Net Assets..................................................  $1,102,897,856
                                                              ==============
Net Assets:
Accumulation Units..........................................   1,102,629,801
Retained by AXA Equitable in Separate Account No. 49........         268,055
                                                              --------------
Total net assets............................................  $1,102,897,856
                                                              ==============
Investments in shares of The Trusts, at cost................  $1,479,762,744
The Trusts shares held
 Class A....................................................              --
 Class B....................................................     134,351,095

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-11

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2009


                                                                                  EQ/MONTAG &
                                                              EQ/MONEY MARKET   CALDWELL GROWTH
                                                             ----------------- -----------------
Assets:
Investments in shares of The Trusts, at fair value..........    $941,674,805      $172,791,858
Receivable for The Trusts shares sold.......................       1,244,195            87,046
Receivable for policy-related transactions..................         207,799                --
                                                                ------------      ------------
  Total assets..............................................     943,126,799       172,878,904
                                                                ------------      ------------
Liabilities:
Payable for The Trusts shares purchased.....................         207,799                --
Payable for policy-related transactions.....................       1,244,195            87,046
                                                                ------------      ------------
  Total liabilities.........................................       1,451,994            87,046
                                                                ------------      ------------
Net Assets..................................................    $941,674,805      $172,791,858
                                                                ============      ============
Net Assets:
Accumulation Units..........................................     941,616,851       172,783,873
Retained by AXA Equitable in Separate Account No. 49........          57,954             7,985
                                                                ------------      ------------
Total net assets............................................    $941,674,805      $172,791,858
                                                                ============      ============
Investments in shares of The Trusts, at cost................    $941,743,569      $162,808,735
The Trusts shares held
 Class A....................................................         214,590               991
 Class B....................................................     941,430,325        30,375,524



                                                              EQ/MUTUAL LARGE   EQ/OPPENHEIMER   EQ/PIMCO ULTRA     EQ/QUALITY
                                                                 CAP EQUITY         GLOBAL         SHORT BOND       BOND PLUS
                                                             ----------------- ---------------- ---------------- ---------------
Assets:
Investments in shares of The Trusts, at fair value..........    $238,555,289     $163,060,273    $1,415,255,319   $558,343,163
Receivable for The Trusts shares sold.......................              --               --                --             --
Receivable for policy-related transactions..................           7,963           19,015         1,525,054         30,294
                                                                ------------     ------------    --------------   ------------
  Total assets..............................................     238,563,252      163,079,288     1,416,780,373    558,373,457
                                                                ------------     ------------    --------------   ------------
Liabilities:
Payable for The Trusts shares purchased.....................           7,963           19,015         1,525,054         30,294
Payable for policy-related transactions.....................              --               --                --             --
                                                                ------------     ------------    --------------   ------------
  Total liabilities.........................................           7,963           19,015         1,525,054         30,294
                                                                ------------     ------------    --------------   ------------
Net Assets..................................................    $238,555,289     $163,060,273    $1,415,255,319   $558,343,163
                                                                ============     ============    ==============   ============
Net Assets:
Accumulation Units..........................................     238,329,995      162,906,515     1,414,970,769    558,181,614
Retained by AXA Equitable in Separate Account No. 49........         225,294          153,758           284,550        161,549
                                                                ------------     ------------    --------------   ------------
Total net assets............................................    $238,555,289     $163,060,273    $1,415,255,319   $558,343,163
                                                                ============     ============    ==============   ============
Investments in shares of The Trusts, at cost................    $295,050,039     $161,787,552    $1,469,899,069   $577,287,083
The Trusts shares held
 Class A....................................................          16,160            8,231            20,536             --
 Class B....................................................      29,762,489       17,687,315       142,829,862     62,192,049

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-12

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2009


                                                                 EQ/SMALL     EQ/T. ROWE PRICE
                                                              COMPANY INDEX     GROWTH STOCK
                                                             --------------- ------------------
Assets:
Investments in shares of The Trusts, at fair value..........  $440,147,476      $313,082,416
Receivable for The Trusts shares sold.......................       227,206                --
Receivable for policy-related transactions..................            --           432,186
                                                              ------------      ------------
  Total assets..............................................   440,374,682       313,514,602
                                                              ------------      ------------
Liabilities:
Payable for The Trusts shares purchased.....................            --           432,186
Payable for policy-related transactions.....................       227,206                --
                                                              ------------      ------------
  Total liabilities.........................................       227,206           432,186
                                                              ------------      ------------
Net Assets..................................................  $440,147,476      $313,082,416
                                                              ============      ============
Net Assets:
Accumulation Units..........................................   440,108,632       313,063,670
Retained by AXA Equitable in Separate Account No. 49........        38,844            18,746
                                                              ------------      ------------
Total net assets............................................  $440,147,476      $313,082,416
                                                              ============      ============
Investments in shares of The Trusts, at cost................  $498,175,299      $319,382,197
The Trusts shares held
 Class A....................................................         1,316             2,151
 Class B....................................................    52,186,408        17,712,656



                                                               EQ/TEMPLETON   EQ/UBS GROWTH   EQ/VAN KAMPEN   EQ/VAN KAMPEN
                                                              GLOBAL EQUITY     AND INCOME       COMSTOCK     MID CAP GROWTH
                                                             --------------- --------------- --------------- ---------------
Assets:
Investments in shares of The Trusts, at fair value..........  $183,702,369     $63,799,068    $219,391,530    $406,455,362
Receivable for The Trusts shares sold.......................            --              --         246,140              --
Receivable for policy-related transactions..................       128,053          49,022              --         431,310
                                                              ------------     -----------    ------------    ------------
  Total assets..............................................   183,830,422      63,848,090     219,637,670     406,886,672
                                                              ------------     -----------    ------------    ------------
Liabilities:
Payable for The Trusts shares purchased.....................       128,053          49,022              --         431,310
Payable for policy-related transactions.....................            --              --         246,140              --
                                                              ------------     -----------    ------------    ------------
  Total liabilities.........................................       128,053          49,022         246,140         431,310
                                                              ------------     -----------    ------------    ------------
Net Assets..................................................  $183,702,369     $63,799,068    $219,391,530    $406,455,362
                                                              ============     ===========    ============    ============
Net Assets:
Accumulation Units..........................................   183,695,897      63,781,316     219,382,745     406,416,120
Retained by AXA Equitable in Separate Account No. 49........         6,472          17,752           8,785          39,242
                                                              ------------     -----------    ------------    ------------
Total net assets............................................  $183,702,369     $63,799,068    $219,391,530    $406,455,362
                                                              ============     ===========    ============    ============
Investments in shares of The Trusts, at cost................  $221,826,485     $68,953,515    $262,937,360    $398,825,987
The Trusts shares held
 Class A....................................................           311              --             224           1,783
 Class B....................................................    22,647,394      12,034,601      26,141,858      31,286,746

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-13

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2009


                                                              FIDELITY(R) VIP  FIDELITY(R) VIP    FIDELITY(R) VIP
                                                                CONTRAFUND         MID CAP           STRATEGIC
                                                                PORTFOLIO*        PORTFOLIO*     INCOME PORTFOLIO*
                                                             ---------------- ----------------- -------------------
Assets:
Investments in shares of The Trusts, at fair value..........      $17,561          $ 5,881            $23,071
Receivable for The Trusts shares sold.......................           --               --                  1
Receivable for policy-related transactions..................       17,563            5,881                  1
                                                                  -------          -------            -------
  Total assets..............................................       35,124           11,762             23,073
                                                                  -------          -------            -------
Liabilities:
Payable for The Trusts shares purchased.....................       17,561            5,881                 --
Payable for policy-related transactions.....................           --               --                 --
                                                                  -------          -------            -------
  Total liabilities.........................................       17,561            5,881                 --
                                                                  -------          -------            -------
Net Assets..................................................      $17,563          $ 5,881            $23,073
                                                                  =======          =======            =======
Net Assets:
Accumulation Units..........................................       17,563            5,881             23,073
Retained by AXA Equitable in Separate Account No. 49........           --               --                 --
                                                                  -------          -------            -------
Total net assets............................................      $17,563          $ 5,881            $23,073
                                                                  =======          =======            =======
Investments in shares of The Trusts, at cost................      $17,561          $ 5,881            $23,050
The Trusts shares held
 Class A....................................................           --               --                 --
 Class B....................................................          866              234              2,077



                                                               FRANKLIN STRATEGIC   GOLDMAN SACHS   IVY FUNDS VIP
                                                                     INCOME          VIT MID CAP       DIVIDEND
                                                                SECURITIES FUND*     VALUE FUND*    OPPORTUNITIES*
                                                              -------------------- --------------- ---------------
Assets:
Investments in shares of The Trusts, at fair value..........         $46,336            $2,505         $13,417
Receivable for The Trusts shares sold.......................              --                --              --
Receivable for policy-related transactions..................          10,924             1,875          10,001
                                                                     -------            ------         -------
  Total assets..............................................          57,260             4,380          23,418
                                                                     -------            ------         -------
Liabilities:
Payable for The Trusts shares purchased.....................          10,921             1,875           9,999
Payable for policy-related transactions.....................              --                --              --
                                                                     -------            ------         -------
  Total liabilities.........................................          10,921             1,875           9,999
                                                                     -------            ------         -------
Net Assets..................................................         $46,339            $2,505         $13,419
                                                                     =======            ======         =======
Net Assets:
Accumulation Units..........................................          46,339             2,505          13,419
Retained by AXA Equitable in Separate Account No. 49........              --                --              --
                                                                     -------            ------         -------
Total net assets............................................         $46,339            $2,505         $13,419
                                                                     =======            ======         =======
Investments in shares of The Trusts, at cost................         $46,278            $2,514         $13,452
The Trusts shares held
 Class A....................................................              --                --              --
 Class B....................................................           3,845               220           2,250

-------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of non EQ Advisors Trust or AXA Premier VIP Trust portfolios that are categorized as Class B shares.
  These are classified as Class B, based on the 12b-1 fees imposed, as further described in Note 5.


                                     FSA-14

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2009


                                                                               IVY FUNDS VIP
                                                              IVY FUNDS VIP   GLOBAL NATURAL   IVY FUNDS VIP
                                                                 ENERGY*        RESOURCES*      HIGH INCOME*
                                                             --------------- ---------------- ---------------
Assets:
Investments in shares of The Trusts, at fair value..........       $471          $ 73,203         $25,055
Receivable for The Trusts shares sold.......................         --                --              --
Receivable for policy-related transactions..................         --            28,751           3,362
                                                                   ----          --------         -------
  Total assets..............................................        471           101,954          28,417
                                                                   ----          --------         -------
Liabilities:
Payable for The Trusts shares purchased.....................         --            28,747           3,360
Payable for policy-related transactions.....................         --                --              --
                                                                   ----          --------         -------
  Total liabilities.........................................         --            28,747           3,360
                                                                   ----          --------         -------
Net Assets..................................................       $471          $ 73,207         $25,057
                                                                   ====          ========         =======
Net Assets:
Accumulation Units..........................................        471            73,207          25,057
Retained by AXA Equitable in Separate Account No. 49........         --                --              --
                                                                   ----          --------         -------
Total net assets............................................       $471          $ 73,207         $25,057
                                                                   ====          ========         =======
Investments in shares of The Trusts, at cost................       $479          $ 73,573         $24,948
The Trusts shares held
 Class A....................................................         --                --              --
 Class B....................................................         90            12,736           7,593



                                                                                IVY FUNDS VIP   IVY FUNDS VIP
                                                               IVY FUNDS VIP     SCIENCE AND      SMALL CAP
                                                              MID CAP GROWTH*    TECHNOLOGY*       GROWTH*
                                                             ----------------- --------------- ---------------
Assets:
Investments in shares of The Trusts, at fair value..........      $20,630           $1,984          $3,280
Receivable for The Trusts shares sold.......................           --               --              --
Receivable for policy-related transactions..................       20,001               --           2,520
                                                                  -------           ------          ------
  Total assets..............................................       40,631            1,984           5,800
                                                                  -------           ------          ------
Liabilities:
Payable for The Trusts shares purchased.....................       19,999               --           2,520
Payable for policy-related transactions.....................           --               --              --
                                                                  -------           ------          ------
  Total liabilities.........................................       19,999               --           2,520
                                                                  -------           ------          ------
Net Assets..................................................      $20,632           $1,984          $3,280
                                                                  =======           ======          ======
Net Assets:
Accumulation Units..........................................       20,632            1,984           3,280
Retained by AXA Equitable in Separate Account No. 49........           --               --              --
                                                                  -------           ------          ------
Total net assets............................................      $20,632           $1,984          $3,280
                                                                  =======           ======          ======
Investments in shares of The Trusts, at cost................      $20,638           $1,979          $3,288
The Trusts shares held
 Class A....................................................           --               --              --
 Class B....................................................        3,122              130             401

-------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of non EQ Advisors Trust or AXA Premier VIP Trust portfolios that are categorized as Class B shares.
  These are classified as Class B, based on the 12b-1 fees imposed, as further described in Note 5.


                                     FSA-15

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2009


                                                              LAZARD RETIREMENT
                                                               EMERGING MARKETS   MFS(R) INTERNATIONAL
                                                              EQUITY PORTFOLIO*     VALUE PORTFOLIO*
                                                             ------------------- ----------------------
Assets:
Investments in shares of The Trusts, at fair value..........       $22,520               $2,520
Receivable for The Trusts shares sold.......................            --                   --
Receivable for policy-related transactions..................        22,522                2,520
                                                                   -------               ------
  Total assets..............................................        45,042                5,040
                                                                   -------               ------
Liabilities:
Payable for The Trusts shares purchased.....................        22,520                2,520
Payable for policy-related transactions.....................            --                   --
                                                                   -------               ------
  Total liabilities.........................................        22,520                2,520
                                                                   -------               ------
Net Assets..................................................       $22,522               $2,520
                                                                   =======               ======
Net Assets:
Accumulation Units..........................................        22,522                2,520
Retained by AXA Equitable in Separate Account No. 49........            --                   --
                                                                   -------               ------
Total net assets............................................       $22,522               $2,520
                                                                   =======               ======
Investments in shares of The Trusts, at cost................       $22,520               $2,520
The Trusts shares held
 Class A....................................................            --                   --
 Class B....................................................         1,171                  175



                                                                                                     MULTIMANAGER   MULTIMANAGER
                                                                 MULTIMANAGER       MULTIMANAGER    INTERNATIONAL     LARGE CAP
                                                              AGGRESSIVE EQUITY      CORE BOND          EQUITY       CORE EQUITY
                                                             ------------------- ----------------- --------------- --------------
Assets:
Investments in shares of The Trusts, at fair value..........     $338,113,909     $1,038,133,642    $457,906,636    $132,963,324
Receivable for The Trusts shares sold.......................           81,293                 --              --              --
Receivable for policy-related transactions..................               --             80,399          77,374         187,341
                                                                 ------------     --------------    ------------    ------------
  Total assets..............................................      338,195,202      1,038,214,041     457,984,010     133,150,665
                                                                 ------------     --------------    ------------    ------------
Liabilities:
Payable for The Trusts shares purchased.....................               --             80,399          77,374         187,341
Payable for policy-related transactions.....................           86,599                 --              --              --
                                                                 ------------     --------------    ------------    ------------
  Total liabilities.........................................           86,599             80,399          77,374         187,341
                                                                 ------------     --------------    ------------    ------------
Net Assets..................................................     $338,108,603     $1,038,133,642    $457,906,636    $132,963,324
                                                                 ============     ==============    ============    ============
Net Assets:
Accumulation Units..........................................      337,967,959      1,038,055,939     457,904,925     132,944,046
Retained by AXA Equitable in Separate Account No. 49........          140,644             77,703           1,711          19,278
                                                                 ------------     --------------    ------------    ------------
Total net assets............................................     $338,108,603     $1,038,133,642    $457,906,636    $132,963,324
                                                                 ============     ==============    ============    ============
Investments in shares of The Trusts, at cost................     $363,827,073     $1,023,652,665    $575,492,385    $146,238,713
The Trusts shares held
 Class A....................................................               --                 --              --              --
 Class B....................................................       14,726,941        100,776,894      43,174,880      14,543,079

-------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of non EQ Advisors Trust or AXA Premier VIP Trust portfolios that are categorized as Class B shares.
  These are classified as Class B, based on the 12b-1 fees imposed, as further described in Note 5.


                                     FSA-16

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2009


                                                                MULTIMANAGER       MULTIMANAGER     MULTIMANAGER
                                                              LARGE CAP GROWTH   LARGE CAP VALUE   MID CAP GROWTH
                                                             ------------------ ----------------- ----------------
Assets:
Investments in shares of The Trusts, at fair value..........    $211,942,954       $386,803,234     $297,525,830
Receivable for The Trusts shares sold.......................         209,773            120,052          191,845
Receivable for policy-related transactions..................              --                 --               --
                                                                ------------       ------------     ------------
  Total assets..............................................     212,152,727        386,923,286      297,717,675
                                                                ------------       ------------     ------------
Liabilities:
Payable for The Trusts shares purchased.....................              --                 --               --
Payable for policy-related transactions.....................         209,773            120,052          191,845
                                                                ------------       ------------     ------------
  Total liabilities.........................................         209,773            120,052          191,845
                                                                ------------       ------------     ------------
Net Assets..................................................    $211,942,954       $386,803,234     $297,525,830
                                                                ============       ============     ============
Net Assets:
Accumulation Units..........................................     211,938,143        386,794,503      297,479,995
Retained by AXA Equitable in Separate Account No. 49........           4,811              8,731           45,835
                                                                ------------       ------------     ------------
Total net assets............................................    $211,942,954       $386,803,234     $297,525,830
                                                                ============       ============     ============
Investments in shares of The Trusts, at cost................    $261,123,107       $483,726,748     $348,551,858
The Trusts shares held
 Class A....................................................              --                 --               --
 Class B....................................................      29,438,062         44,360,958       41,999,456



                                                                MULTIMANAGER      MULTIMANAGER       MULTIMANAGER
                                                               MID CAP VALUE   MULTI-SECTOR BOND   SMALL CAP GROWTH
                                                              --------------- ------------------- -----------------
Assets:
Investments in shares of The Trusts, at fair value..........   $341,759,757       $578,486,196       $199,961,211
Receivable for The Trusts shares sold.......................         82,797                 --            413,241
Receivable for policy-related transactions..................             --            715,754                 --
                                                               ------------       ------------       ------------
  Total assets..............................................    341,842,554        579,201,950        200,374,452
                                                               ------------       ------------       ------------
Liabilities:
Payable for The Trusts shares purchased.....................             --            710,449                 --
Payable for policy-related transactions.....................         82,797                 --            413,241
                                                               ------------       ------------       ------------
  Total liabilities.........................................         82,797            710,449            413,241
                                                               ------------       ------------       ------------
Net Assets..................................................   $341,759,757       $578,491,501       $199,961,211
                                                               ============       ============       ============
Net Assets:
Accumulation Units..........................................    341,723,612        578,491,501        199,903,994
Retained by AXA Equitable in Separate Account No. 49........         36,145                 --             57,217
                                                               ------------       ------------       ------------
Total net assets............................................   $341,759,757       $578,491,501       $199,961,211
                                                               ============       ============       ============
Investments in shares of The Trusts, at cost................   $368,039,986       $756,202,010       $226,475,933
The Trusts shares held
 Class A....................................................             --                 --                 --
 Class B....................................................     42,948,688        155,392,819         28,915,433

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-17

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2009


                                                                MULTIMANAGER    MULTIMANAGER
                                                              SMALL CAP VALUE    TECHNOLOGY
                                                             ----------------- --------------
Assets:
Investments in shares of The Trusts, at fair value..........    $418,768,089    $365,032,119
Receivable for The Trusts shares sold.......................         341,963         294,289
Receivable for policy-related transactions..................              --              --
                                                                ------------    ------------
  Total assets..............................................     419,110,052     365,326,408
                                                                ------------    ------------
Liabilities:
Payable for The Trusts shares purchased.....................              --              --
Payable for policy-related transactions.....................         338,387         294,289
                                                                ------------    ------------
  Total liabilities.........................................         338,387         294,289
                                                                ------------    ------------
Net Assets..................................................    $418,771,665    $365,032,119
                                                                ============    ============
Net Assets:
Accumulation Units..........................................     418,771,665     364,954,875
Retained by AXA Equitable in Separate Account No. 49........              --          77,244
                                                                ------------    ------------
Total net assets............................................    $418,771,665    $365,032,119
                                                                ============    ============
Investments in shares of The Trusts, at cost................    $607,263,553    $337,208,819
The Trusts shares held
 Class A....................................................               8              --
 Class B....................................................      48,234,742      33,543,787



                                                               PIMCO VARIABLE       PIMCO VARIABLE     PIMCO VARIABLE
                                                               INSURANCE TRUST     INSURANCE TRUST     INSURANCE TRUST
                                                              EMERGING MARKETS       REAL RETURN        TOTAL RETURN    PROFUND
                                                               BOND PORTFOLIO*   STRATEGY PORTFOLIO*     PORTFOLIO*     VP BEAR*
                                                             ------------------ --------------------- ---------------- ---------
Assets:
Investments in shares of The Trusts, at fair value..........      $ 95,938             $ 70,961           $ 78,127      $11,110
Receivable for The Trusts shares sold.......................            --                   --                 --           --
Receivable for policy-related transactions..................        22,501               33,751             30,001        4,201
                                                                  --------             --------           --------      -------
  Total assets..............................................       118,439              104,712            108,128       15,311
                                                                  --------             --------           --------      -------
Liabilities:
Payable for The Trusts shares purchased.....................        22,497               33,747             29,997        4,201
Payable for policy-related transactions.....................            --                   --                 --           --
                                                                  --------             --------           --------      -------
  Total liabilities.........................................        22,497               33,747             29,997        4,201
                                                                  --------             --------           --------      -------
Net Assets..................................................      $ 95,942             $ 70,965           $ 78,131      $11,110
                                                                  ========             ========           ========      =======
Net Assets:
Accumulation Units..........................................        95,942               70,965             78,131       11,110
Retained by AXA Equitable in Separate Account No. 49........            --                   --                 --           --
                                                                  --------             --------           --------      -------
Total net assets............................................      $ 95,942             $ 70,965           $ 78,131      $11,110
                                                                  ========             ========           ========      =======
Investments in shares of The Trusts, at cost................      $ 96,100             $ 70,982           $ 78,173      $11,045
The Trusts shares held
 Class A....................................................            --                   --                 --           --
 Class B....................................................         7,566                5,704              7,221          448

-------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of non EQ Advisors Trust or AXA Premier VIP Trust portfolios that are categorized as Class B shares.
  These are classified as Class B, based on the 12b-1 fees imposed, as further described in Note 5.


                                     FSA-18

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2009


                                                                PROFUND VP     TARGET 2035   TARGET 2045
                                                              BIOTECHNOLOGY*    ALLOCATION    ALLOCATION
                                                             ---------------- ------------- -------------
Assets:
Investments in shares of The Trusts, at fair value..........      $3,604       $  917,932    $  893,207
Receivable for The Trusts shares sold.......................          --               --            --
Receivable for policy-related transactions..................          --               --            --
                                                                  ------       ----------    ----------
  Total assets..............................................       3,604          917,932       893,207
                                                                  ------       ----------    ----------
Liabilities:
Payable for The Trusts shares purchased.....................          --               --            --
Payable for policy-related transactions.....................          --               --            --
                                                                  ------       ----------    ----------
  Total liabilities.........................................          --               --            --
                                                                  ------       ----------    ----------
Net Assets..................................................      $3,604       $  917,932    $  893,207
                                                                  ======       ==========    ==========
Net Assets:
Accumulation Units..........................................       3,604               --            --
Retained by AXA Equitable in Separate Account No. 49........          --          917,932       893,207
                                                                  ------       ----------    ----------
Total net assets............................................      $3,604       $  917,932    $  893,207
                                                                  ======       ==========    ==========
Investments in shares of The Trusts, at cost................      $3,639       $1,129,510    $1,148,835
The Trusts shares held
 Class A....................................................          --           57,811        58,878
 Class B....................................................         166           57,315        58,377


                                                                   TEMPLETON
                                                              DEVELOPING MARKETS      TEMPLETON GOLBAL     VAN ECK WORLDWIDE
                                                               SECURITIES FUND*    BOND SECURITIES FUND*   HARD ASSETS FUND*
                                                             -------------------- ----------------------- ------------------
Assets:
Investments in shares of The Trusts, at fair value..........        $28,111               $26,733               $ 9,797
Receivable for The Trusts shares sold.......................             --                    --                    --
Receivable for policy-related transactions..................          3,751                 3,362                    --
                                                                    -------               -------               -------
  Total assets..............................................         31,862                30,095                 9,797
                                                                    -------               -------               -------
Liabilities:
Payable for The Trusts shares purchased.....................          3,749                 3,360                    --
Payable for policy-related transactions.....................             --                    --                    --
                                                                    -------               -------               -------
  Total liabilities.........................................          3,749                 3,360                    --
                                                                    -------               -------               -------
Net Assets..................................................        $28,113               $26,735               $ 9,797
                                                                    =======               =======               =======
Net Assets:
Accumulation Units..........................................         28,113                26,735                 9,797
Retained by AXA Equitable in Separate Account No. 49........             --                    --                    --
                                                                    -------               -------               -------
Total net assets............................................        $28,113               $26,735               $ 9,797
                                                                    =======               =======               =======
Investments in shares of The Trusts, at cost................        $27,937               $26,688               $10,004
The Trusts shares held
 Class A....................................................             --                    --                    --
 Class B....................................................          2,874                 1,543                   340

-------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of non EQ Advisors Trust or AXA Premier VIP Trust portfolios that are categorized as Class B shares.
  These are classified as Class B, based on the 12b-1 fees imposed, as further described in Note 5.

                                     FSA-19

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2009



                                                                                           Units
                                                  Contract                              Outstanding
                                                   charges   Share Class   Unit Value     (000s)
                                                 ---------- ------------- ------------ ------------
AIM V.I. GLOBAL REAL ESTATE FUND..............       1.30%       B          $ 10.22           --
AIM V.I. GLOBAL REAL ESTATE FUND..............       1.55%       B          $ 10.22           --
AIM V.I. GLOBAL REAL ESTATE FUND..............       1.65%       B          $ 10.22           --
AIM V.I. GLOBAL REAL ESTATE FUND..............       1.70%       B          $ 10.22            1

AIM V.I. MID CAP CORE EQUITY FUND.............       1.30%       B          $ 10.39           --
AIM V.I. MID CAP CORE EQUITY FUND.............       1.55%       B          $ 10.39           --
AIM V.I. MID CAP CORE EQUITY FUND.............       1.65%       B          $ 10.38           --
AIM V.I. MID CAP CORE EQUITY FUND.............       1.70%       B          $ 10.38           --

ALL ASSET ALLOCATION..........................       1.30%       A          $ 10.18           --
ALL ASSET ALLOCATION..........................       1.55%       A          $ 10.17           --
ALL ASSET ALLOCATION..........................       1.65%       A          $ 10.17           --
ALL ASSET ALLOCATION..........................       1.70%       A          $ 10.17           --

AMERICAN CENTURY VP MID CAP VALUE FUND........       1.30%       B          $ 10.51           --
AMERICAN CENTURY VP MID CAP VALUE FUND........       1.55%       B          $ 10.50           --
AMERICAN CENTURY VP MID CAP VALUE FUND........       1.65%       B          $ 10.50           --
AMERICAN CENTURY VP MID CAP VALUE FUND........       1.70%       B          $ 10.50           --

AXA AGGRESSIVE ALLOCATION.....................       1.30%       A          $ 10.23            3
AXA AGGRESSIVE ALLOCATION.....................       1.55%       A          $ 10.23           --
AXA AGGRESSIVE ALLOCATION.....................       1.65%       A          $ 10.23           --
AXA AGGRESSIVE ALLOCATION.....................       1.70%       A          $ 10.23           --
AXA AGGRESSIVE ALLOCATION.....................       0.50%       B          $ 10.92           --
AXA AGGRESSIVE ALLOCATION.....................       0.95%       B          $ 10.63          118
AXA AGGRESSIVE ALLOCATION.....................       1.15%       B          $ 10.51          665
AXA AGGRESSIVE ALLOCATION.....................       1.20%       B          $ 10.48        3,887
AXA AGGRESSIVE ALLOCATION.....................       1.25%       B          $ 11.59       22,033
AXA AGGRESSIVE ALLOCATION.....................       1.30%       B          $ 10.99       58,442
AXA AGGRESSIVE ALLOCATION.....................       1.35%       B          $ 10.38        1,542
AXA AGGRESSIVE ALLOCATION.....................       1.40%       B          $ 10.35        4,748
AXA AGGRESSIVE ALLOCATION.....................       1.50%       B          $ 11.40       22,438
AXA AGGRESSIVE ALLOCATION.....................       1.55%       B          $ 10.26       47,988
AXA AGGRESSIVE ALLOCATION.....................       1.60%       B          $ 10.23        2,633
AXA AGGRESSIVE ALLOCATION.....................       1.65%       B          $ 11.29       91,369
AXA AGGRESSIVE ALLOCATION.....................       1.70%       B          $ 11.26        8,367
AXA AGGRESSIVE ALLOCATION.....................       1.80%       B          $ 10.11            3
AXA AGGRESSIVE ALLOCATION.....................       1.90%       B          $ 10.05           49

AXA BALANCED STRATEGY.........................       1.30%       B          $ 10.09            7
AXA BALANCED STRATEGY.........................       1.30%       B          $ 11.27        4,766
AXA BALANCED STRATEGY.........................       1.55%       B          $ 10.09           22
AXA BALANCED STRATEGY.........................       1.55%       B          $ 11.25        1,803
AXA BALANCED STRATEGY.........................       1.65%       B          $ 10.09           --
AXA BALANCED STRATEGY.........................       1.65%       B          $ 11.25        1,625
AXA BALANCED STRATEGY.........................       1.70%       B          $ 10.09           --
AXA BALANCED STRATEGY.........................       1.70%       B          $ 11.24           52

AXA CONSERVATIVE ALLOCATION...................       0.50%       B          $ 11.40           --
AXA CONSERVATIVE ALLOCATION...................       0.95%       B          $ 11.10           --
AXA CONSERVATIVE ALLOCATION...................       1.15%       B          $ 10.97          431
AXA CONSERVATIVE ALLOCATION...................       1.20%       B          $ 10.93        4,898
AXA CONSERVATIVE ALLOCATION...................       1.25%       B          $ 11.43       13,575
AXA CONSERVATIVE ALLOCATION...................       1.30%       B          $ 11.39       27,962
AXA CONSERVATIVE ALLOCATION...................       1.35%       B          $ 10.84        2,398
AXA CONSERVATIVE ALLOCATION...................       1.40%       B          $ 10.80        7,709
AXA CONSERVATIVE ALLOCATION...................       1.50%       B          $ 11.25       19,693
AXA CONSERVATIVE ALLOCATION...................       1.55%       B          $ 10.71       25,907
AXA CONSERVATIVE ALLOCATION...................       1.60%       B          $ 10.67        3,583
AXA CONSERVATIVE ALLOCATION...................       1.65%       B          $ 11.14       56,858
AXA CONSERVATIVE ALLOCATION...................       1.70%       B          $ 11.11        7,276

                                     FSA-20

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2009


                                                                                     Units
                                            Contract                              Outstanding
                                             charges   Share Class   Unit Value     (000s)
                                           ---------- ------------- ------------ ------------
AXA CONSERVATIVE ALLOCATION.............       1.80%       B          $ 10.55            12
AXA CONSERVATIVE ALLOCATION.............       1.90%       B          $ 10.48             5

AXA CONSERVATIVE GROWTH STRATEGY........       1.30%       B          $ 10.06            --
AXA CONSERVATIVE GROWTH STRATEGY........       1.30%       B          $ 11.14         2,471
AXA CONSERVATIVE GROWTH STRATEGY........       1.55%       B          $ 10.05            --
AXA CONSERVATIVE GROWTH STRATEGY........       1.55%       B          $ 11.13         1,192
AXA CONSERVATIVE GROWTH STRATEGY........       1.65%       B          $ 10.05            --
AXA CONSERVATIVE GROWTH STRATEGY........       1.65%       B          $ 11.12         1,085
AXA CONSERVATIVE GROWTH STRATEGY........       1.70%       B          $ 10.05            12
AXA CONSERVATIVE GROWTH STRATEGY........       1.70%       B          $ 11.12            73

AXA CONSERVATIVE STRATEGY...............       1.30%       B          $  9.98            --
AXA CONSERVATIVE STRATEGY...............       1.30%       B          $ 10.65         1,386
AXA CONSERVATIVE STRATEGY...............       1.55%       B          $  9.98            --
AXA CONSERVATIVE STRATEGY...............       1.55%       B          $ 10.63           457
AXA CONSERVATIVE STRATEGY...............       1.65%       B          $  9.98             3
AXA CONSERVATIVE STRATEGY...............       1.65%       B          $ 10.63         1,112
AXA CONSERVATIVE STRATEGY...............       1.70%       B          $  9.98            --
AXA CONSERVATIVE STRATEGY...............       1.70%       B          $ 10.62           151

AXA CONSERVATIVE-PLUS ALLOCATION........       0.50%       B          $ 11.16            --
AXA CONSERVATIVE-PLUS ALLOCATION........       0.95%       B          $ 10.86            --
AXA CONSERVATIVE-PLUS ALLOCATION........       1.15%       B          $ 10.73           460
AXA CONSERVATIVE-PLUS ALLOCATION........       1.20%       B          $ 10.70         3,293
AXA CONSERVATIVE-PLUS ALLOCATION........       1.25%       B          $ 11.37        16,395
AXA CONSERVATIVE-PLUS ALLOCATION........       1.30%       B          $ 11.34        27,256
AXA CONSERVATIVE-PLUS ALLOCATION........       1.35%       B          $ 10.61         1,190
AXA CONSERVATIVE-PLUS ALLOCATION........       1.40%       B          $ 10.57         5,065
AXA CONSERVATIVE-PLUS ALLOCATION........       1.50%       B          $ 11.19        21,464
AXA CONSERVATIVE-PLUS ALLOCATION........       1.55%       B          $ 10.48        20,920
AXA CONSERVATIVE-PLUS ALLOCATION........       1.60%       B          $ 10.45         2,907
AXA CONSERVATIVE-PLUS ALLOCATION........       1.65%       B          $ 11.08        48,383
AXA CONSERVATIVE-PLUS ALLOCATION........       1.70%       B          $ 11.05         4,925
AXA CONSERVATIVE-PLUS ALLOCATION........       1.80%       B          $ 10.32            --
AXA CONSERVATIVE-PLUS ALLOCATION........       1.90%       B          $ 10.26            22

AXA GROWTH STRATEGY.....................       1.30%       B          $ 10.16             4
AXA GROWTH STRATEGY.....................       1.30%       B          $ 11.76         9,085
AXA GROWTH STRATEGY.....................       1.55%       B          $ 10.16            --
AXA GROWTH STRATEGY.....................       1.55%       B          $ 11.74         3,580
AXA GROWTH STRATEGY.....................       1.65%       B          $ 10.16            --
AXA GROWTH STRATEGY.....................       1.65%       B          $ 11.74         3,815
AXA GROWTH STRATEGY.....................       1.70%       B          $ 10.16             6
AXA GROWTH STRATEGY.....................       1.70%       B          $ 11.73           200

AXA MODERATE ALLOCATION.................       1.30%       A          $ 10.10             2
AXA MODERATE ALLOCATION.................       1.55%       A          $ 10.09            --
AXA MODERATE ALLOCATION.................       1.65%       A          $ 10.09            --
AXA MODERATE ALLOCATION.................       1.70%       A          $ 10.09            --
AXA MODERATE ALLOCATION.................       0.50%       B          $ 55.12            --
AXA MODERATE ALLOCATION.................       0.95%       B          $ 49.45             3
AXA MODERATE ALLOCATION.................       1.15%       B          $ 47.11           450
AXA MODERATE ALLOCATION.................       1.20%       B          $ 46.54         4,129
AXA MODERATE ALLOCATION.................       1.25%       B          $ 11.52        66,947
AXA MODERATE ALLOCATION.................       1.30%       B          $ 11.42       127,613
AXA MODERATE ALLOCATION.................       1.35%       B          $ 44.88         1,234
AXA MODERATE ALLOCATION.................       1.40%       B          $ 44.34         7,003
AXA MODERATE ALLOCATION.................       1.50%       B          $ 11.34        83,661

                                     FSA-21

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2009


                                                                                         Units
                                                Contract                              Outstanding
                                                 charges   Share Class   Unit Value     (000s)
                                               ---------- ------------- ------------ ------------
AXA MODERATE ALLOCATION.....................       1.55%       B          $ 42.75        23,023
AXA MODERATE ALLOCATION.....................       1.60%       B          $ 42.24         3,090
AXA MODERATE ALLOCATION.....................       1.65%       B          $ 11.23       187,530
AXA MODERATE ALLOCATION.....................       1.70%       B          $ 41.22         4,527
AXA MODERATE ALLOCATION.....................       1.80%       B          $ 40.23            33
AXA MODERATE ALLOCATION.....................       1.90%       B          $ 39.26             3

AXA MODERATE GROWTH STRATEGY................       1.30%       B          $ 10.13           175
AXA MODERATE GROWTH STRATEGY................       1.30%       B          $ 11.73         9,521
AXA MODERATE GROWTH STRATEGY................       1.55%       B          $ 10.12           119
AXA MODERATE GROWTH STRATEGY................       1.55%       B          $ 11.71         4,999
AXA MODERATE GROWTH STRATEGY................       1.65%       B          $ 10.12            39
AXA MODERATE GROWTH STRATEGY................       1.65%       B          $ 11.70         3,014
AXA MODERATE GROWTH STRATEGY................       1.70%       B          $ 10.12            --
AXA MODERATE GROWTH STRATEGY................       1.70%       B          $ 11.70           504

AXA MODERATE-PLUS ALLOCATION................       1.30%       A          $ 10.17            32
AXA MODERATE-PLUS ALLOCATION................       1.55%       A          $ 10.16            --
AXA MODERATE-PLUS ALLOCATION................       1.65%       A          $ 10.16             1
AXA MODERATE-PLUS ALLOCATION................       1.70%       A          $ 10.16            --
AXA MODERATE-PLUS ALLOCATION................       0.50%       B          $ 11.30            --
AXA MODERATE-PLUS ALLOCATION................       0.95%       B          $ 11.00             7
AXA MODERATE-PLUS ALLOCATION................       1.15%       B          $ 10.87         2,184
AXA MODERATE-PLUS ALLOCATION................       1.20%       B          $ 10.84        11,520
AXA MODERATE-PLUS ALLOCATION................       1.25%       B          $ 11.96        92,197
AXA MODERATE-PLUS ALLOCATION................       1.30%       B          $ 11.92       175,685
AXA MODERATE-PLUS ALLOCATION................       1.35%       B          $ 10.74         5,278
AXA MODERATE-PLUS ALLOCATION................       1.40%       B          $ 10.71        18,681
AXA MODERATE-PLUS ALLOCATION................       1.50%       B          $ 11.77       100,690
AXA MODERATE-PLUS ALLOCATION................       1.55%       B          $ 10.61       147,651
AXA MODERATE-PLUS ALLOCATION................       1.60%       B          $ 10.58         8,360
AXA MODERATE-PLUS ALLOCATION................       1.65%       B          $ 11.66       319,013
AXA MODERATE-PLUS ALLOCATION................       1.70%       B          $ 11.62        27,631
AXA MODERATE-PLUS ALLOCATION................       1.80%       B          $ 10.46            47
AXA MODERATE-PLUS ALLOCATION................       1.90%       B          $ 10.39             1

AXA TACTICAL MANAGER 2000 I.................       1.30%       B          $ 10.75             7
AXA TACTICAL MANAGER 2000 I.................       1.55%       B          $ 10.74            --
AXA TACTICAL MANAGER 2000 I.................       1.65%       B          $ 10.74            --
AXA TACTICAL MANAGER 2000 I.................       1.70%       B          $ 10.74            --

AXA TACTICAL MANAGER 400 I..................       1.30%       B          $ 10.45             7
AXA TACTICAL MANAGER 400 I..................       1.55%       B          $ 10.44            --
AXA TACTICAL MANAGER 400 I..................       1.65%       B          $ 10.44            --
AXA TACTICAL MANAGER 400 I..................       1.70%       B          $ 10.44            --

AXA TACTICAL MANAGER 500 I..................       1.30%       B          $ 10.23            25
AXA TACTICAL MANAGER 500 I..................       1.55%       B          $ 10.23            --
AXA TACTICAL MANAGER 500 I..................       1.65%       B          $ 10.23            --
AXA TACTICAL MANAGER 500 I..................       1.70%       B          $ 10.23            --

AXA TACTICAL MANAGER INTERNATIONAL I........       1.30%       B          $ 10.00             8
AXA TACTICAL MANAGER INTERNATIONAL I........       1.55%       B          $  9.99            --
AXA TACTICAL MANAGER INTERNATIONAL I........       1.65%       B          $  9.99            --
AXA TACTICAL MANAGER INTERNATIONAL I........       1.70%       B          $  9.99            --

                                     FSA-22

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2009


                                                                                          Units
                                                 Contract                              Outstanding
                                                  charges   Share Class   Unit Value     (000s)
                                                ---------- ------------- ------------ ------------
BLACKROCK GLOBAL ALLOCATION V.I. FUND........       1.30%       B          $ 10.13           60
BLACKROCK GLOBAL ALLOCATION V.I. FUND........       1.55%       B          $ 10.13            1
BLACKROCK GLOBAL ALLOCATION V.I. FUND........       1.65%       B          $ 10.13           --
BLACKROCK GLOBAL ALLOCATION V.I. FUND........       1.70%       B          $ 10.13            2

EQ/ALLIANCEBERNSTEIN INTERNATIONAL...........       1.30%       A          $ 10.00           --
EQ/ALLIANCEBERNSTEIN INTERNATIONAL...........       1.55%       A          $ 10.00           --
EQ/ALLIANCEBERNSTEIN INTERNATIONAL...........       1.65%       A          $ 10.00           --
EQ/ALLIANCEBERNSTEIN INTERNATIONAL...........       1.70%       A          $  9.99           --
EQ/ALLIANCEBERNSTEIN INTERNATIONAL...........       0.50%       B          $ 14.05           --
EQ/ALLIANCEBERNSTEIN INTERNATIONAL...........       0.95%       B          $ 13.14            1
EQ/ALLIANCEBERNSTEIN INTERNATIONAL...........       1.20%       B          $ 12.66        3,842
EQ/ALLIANCEBERNSTEIN INTERNATIONAL...........       1.25%       B          $ 12.23        7,341
EQ/ALLIANCEBERNSTEIN INTERNATIONAL...........       1.30%       B          $ 12.14        7,762
EQ/ALLIANCEBERNSTEIN INTERNATIONAL...........       1.35%       B          $ 12.38        1,319
EQ/ALLIANCEBERNSTEIN INTERNATIONAL...........       1.40%       B          $ 12.28        5,893
EQ/ALLIANCEBERNSTEIN INTERNATIONAL...........       1.50%       B          $ 12.04        9,665
EQ/ALLIANCEBERNSTEIN INTERNATIONAL...........       1.55%       B          $ 12.01        6,599
EQ/ALLIANCEBERNSTEIN INTERNATIONAL...........       1.60%       B          $ 11.92        2,139
EQ/ALLIANCEBERNSTEIN INTERNATIONAL...........       1.65%       B          $ 11.92       11,782
EQ/ALLIANCEBERNSTEIN INTERNATIONAL...........       1.70%       B          $ 11.74        1,714
EQ/ALLIANCEBERNSTEIN INTERNATIONAL...........       1.80%       B          $ 11.57           48
EQ/ALLIANCEBERNSTEIN INTERNATIONAL...........       1.90%       B          $ 11.40            6

EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH........       1.30%       A          $ 10.73           --
EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH........       1.55%       A          $ 10.72           --
EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH........       1.65%       A          $ 10.72           --
EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH........       1.70%       A          $ 10.72           --
EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH........       0.50%       B          $ 17.04           --
EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH........       0.95%       B          $ 16.09           12
EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH........       1.20%       B          $ 15.58        2,049
EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH........       1.25%       B          $ 12.12        3,041
EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH........       1.30%       B          $ 12.04        2,475
EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH........       1.35%       B          $ 15.28        1,789
EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH........       1.40%       B          $ 15.19        3,238
EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH........       1.50%       B          $ 11.93        4,681
EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH........       1.55%       B          $ 14.90        2,587
EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH........       1.60%       B          $ 14.80        1,585
EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH........       1.65%       B          $ 11.81        3,707
EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH........       1.70%       B          $ 14.61          346
EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH........       1.80%       B          $ 14.42            7
EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH........       1.90%       B          $ 14.24            2

EQ/AXA FRANKLIN SMALL CAP VALUE CORE.........       1.30%       A          $ 10.57           --
EQ/AXA FRANKLIN SMALL CAP VALUE CORE.........       1.55%       A          $ 10.57           --
EQ/AXA FRANKLIN SMALL CAP VALUE CORE.........       1.65%       A          $ 10.57           --
EQ/AXA FRANKLIN SMALL CAP VALUE CORE.........       1.70%       A          $ 10.57           --
EQ/AXA FRANKLIN SMALL CAP VALUE CORE.........       0.50%       B          $  8.34           --
EQ/AXA FRANKLIN SMALL CAP VALUE CORE.........       0.95%       B          $  8.21           --
EQ/AXA FRANKLIN SMALL CAP VALUE CORE.........       1.20%       B          $  8.15          341
EQ/AXA FRANKLIN SMALL CAP VALUE CORE.........       1.25%       B          $  8.13          710
EQ/AXA FRANKLIN SMALL CAP VALUE CORE.........       1.30%       B          $  8.12        3,612
EQ/AXA FRANKLIN SMALL CAP VALUE CORE.........       1.35%       B          $  8.11           99
EQ/AXA FRANKLIN SMALL CAP VALUE CORE.........       1.40%       B          $  8.09          384
EQ/AXA FRANKLIN SMALL CAP VALUE CORE.........       1.50%       B          $  8.06          668
EQ/AXA FRANKLIN SMALL CAP VALUE CORE.........       1.55%       B          $  8.05        2,073
EQ/AXA FRANKLIN SMALL CAP VALUE CORE.........       1.60%       B          $  8.04          145

                                     FSA-23

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2009


                                                                                         Units
                                                Contract                              Outstanding
                                                 charges   Share Class   Unit Value     (000s)
                                               ---------- ------------- ------------ ------------
EQ/AXA FRANKLIN SMALL CAP VALUE CORE........       1.65%       B          $  8.02        4,217
EQ/AXA FRANKLIN SMALL CAP VALUE CORE........       1.70%       B          $  8.01          380
EQ/AXA FRANKLIN SMALL CAP VALUE CORE........       1.80%       B          $  7.98           --
EQ/AXA FRANKLIN SMALL CAP VALUE CORE........       1.90%       B          $  7.96           --

EQ/BLACKROCK BASIC VALUE EQUITY.............       1.30%       A          $ 10.36           --
EQ/BLACKROCK BASIC VALUE EQUITY.............       1.55%       A          $ 10.36           --
EQ/BLACKROCK BASIC VALUE EQUITY.............       1.65%       A          $ 10.36           --
EQ/BLACKROCK BASIC VALUE EQUITY.............       1.70%       A          $ 10.36           --
EQ/BLACKROCK BASIC VALUE EQUITY.............       0.50%       B          $ 21.64           --
EQ/BLACKROCK BASIC VALUE EQUITY.............       0.95%       B          $ 20.43           --
EQ/BLACKROCK BASIC VALUE EQUITY.............       1.20%       B          $ 19.79        3,557
EQ/BLACKROCK BASIC VALUE EQUITY.............       1.25%       B          $ 11.67        7,160
EQ/BLACKROCK BASIC VALUE EQUITY.............       1.30%       B          $ 11.59        7,088
EQ/BLACKROCK BASIC VALUE EQUITY.............       1.35%       B          $ 19.41        1,562
EQ/BLACKROCK BASIC VALUE EQUITY.............       1.40%       B          $ 19.29        5,417
EQ/BLACKROCK BASIC VALUE EQUITY.............       1.50%       B          $ 11.48       10,304
EQ/BLACKROCK BASIC VALUE EQUITY.............       1.55%       B          $ 18.92        4,776
EQ/BLACKROCK BASIC VALUE EQUITY.............       1.60%       B          $ 18.80        2,050
EQ/BLACKROCK BASIC VALUE EQUITY.............       1.65%       B          $ 11.37        9,718
EQ/BLACKROCK BASIC VALUE EQUITY.............       1.70%       B          $ 18.56          880
EQ/BLACKROCK BASIC VALUE EQUITY.............       1.80%       B          $ 18.32           19
EQ/BLACKROCK BASIC VALUE EQUITY.............       1.90%       B          $ 18.09            3

EQ/BLACKROCK INTERNATIONAL VALUE............       1.30%       A          $  9.92            1
EQ/BLACKROCK INTERNATIONAL VALUE............       1.55%       A          $  9.92           --
EQ/BLACKROCK INTERNATIONAL VALUE............       1.65%       A          $  9.92           --
EQ/BLACKROCK INTERNATIONAL VALUE............       1.70%       A          $  9.92           --
EQ/BLACKROCK INTERNATIONAL VALUE............       0.50%       B          $ 20.05           --
EQ/BLACKROCK INTERNATIONAL VALUE............       0.95%       B          $ 18.93           17
EQ/BLACKROCK INTERNATIONAL VALUE............       1.20%       B          $ 18.33        3,102
EQ/BLACKROCK INTERNATIONAL VALUE............       1.25%       B          $ 14.28        5,740
EQ/BLACKROCK INTERNATIONAL VALUE............       1.30%       B          $ 14.19        4,627
EQ/BLACKROCK INTERNATIONAL VALUE............       1.35%       B          $ 17.99        3,639
EQ/BLACKROCK INTERNATIONAL VALUE............       1.40%       B          $ 17.87        4,006
EQ/BLACKROCK INTERNATIONAL VALUE............       1.50%       B          $ 14.05        8,129
EQ/BLACKROCK INTERNATIONAL VALUE............       1.55%       B          $ 17.53        5,490
EQ/BLACKROCK INTERNATIONAL VALUE............       1.60%       B          $ 17.42        2,216
EQ/BLACKROCK INTERNATIONAL VALUE............       1.65%       B          $ 13.92        9,672
EQ/BLACKROCK INTERNATIONAL VALUE............       1.70%       B          $ 17.19          984
EQ/BLACKROCK INTERNATIONAL VALUE............       1.80%       B          $ 16.97           39
EQ/BLACKROCK INTERNATIONAL VALUE............       1.90%       B          $ 16.76            7

EQ/BOSTON ADVISORS EQUITY INCOME............       1.30%       A          $ 10.15           --
EQ/BOSTON ADVISORS EQUITY INCOME............       1.55%       A          $ 10.15           --
EQ/BOSTON ADVISORS EQUITY INCOME............       1.65%       A          $ 10.14           --
EQ/BOSTON ADVISORS EQUITY INCOME............       1.70%       A          $ 10.14           --
EQ/BOSTON ADVISORS EQUITY INCOME............       0.50%       B          $  5.60           --
EQ/BOSTON ADVISORS EQUITY INCOME............       0.95%       B          $  5.33            1
EQ/BOSTON ADVISORS EQUITY INCOME............       1.20%       B          $  5.18        1,513
EQ/BOSTON ADVISORS EQUITY INCOME............       1.25%       B          $  5.15        4,976
EQ/BOSTON ADVISORS EQUITY INCOME............       1.30%       B          $  2.09       12,019
EQ/BOSTON ADVISORS EQUITY INCOME............       1.35%       B          $  5.10          352
EQ/BOSTON ADVISORS EQUITY INCOME............       1.40%       B          $  5.07        2,152
EQ/BOSTON ADVISORS EQUITY INCOME............       1.50%       B          $  5.01        8,195
EQ/BOSTON ADVISORS EQUITY INCOME............       1.55%       B          $  4.98        5,308
EQ/BOSTON ADVISORS EQUITY INCOME............       1.60%       B          $  4.95          481
EQ/BOSTON ADVISORS EQUITY INCOME............       1.65%       B          $  4.93        7,687

                                     FSA-24

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2009

                                                                                     Units
                                            Contract                              Outstanding
                                             charges   Share Class   Unit Value     (000s)
                                           ---------- ------------- ------------ ------------
EQ/BOSTON ADVISORS EQUITY INCOME........       1.70%       B          $  4.90          611
EQ/BOSTON ADVISORS EQUITY INCOME........       1.80%       B          $  4.84            1
EQ/BOSTON ADVISORS EQUITY INCOME........       1.90%       B          $  4.79           24

EQ/CALVERT SOCIALLY RESPONSIBLE.........       0.50%       B          $  7.63           --
EQ/CALVERT SOCIALLY RESPONSIBLE.........       0.95%       B          $  7.28           --
EQ/CALVERT SOCIALLY RESPONSIBLE.........       1.20%       B          $  7.09          416
EQ/CALVERT SOCIALLY RESPONSIBLE.........       1.25%       B          $  9.28          771
EQ/CALVERT SOCIALLY RESPONSIBLE.........       1.30%       B          $  9.23          723
EQ/CALVERT SOCIALLY RESPONSIBLE.........       1.35%       B          $  6.98          113
EQ/CALVERT SOCIALLY RESPONSIBLE.........       1.40%       B          $  6.94          612
EQ/CALVERT SOCIALLY RESPONSIBLE.........       1.50%       B          $  9.13          829
EQ/CALVERT SOCIALLY RESPONSIBLE.........       1.55%       B          $  6.83          641
EQ/CALVERT SOCIALLY RESPONSIBLE.........       1.60%       B          $  6.80          187
EQ/CALVERT SOCIALLY RESPONSIBLE.........       1.65%       B          $  9.04          976
EQ/CALVERT SOCIALLY RESPONSIBLE.........       1.70%       B          $  6.72          265
EQ/CALVERT SOCIALLY RESPONSIBLE.........       1.80%       B          $  6.65            1
EQ/CALVERT SOCIALLY RESPONSIBLE.........       1.90%       B          $  6.58           --

EQ/CAPITAL GUARDIAN GROWTH..............       1.30%       A          $ 10.41           --
EQ/CAPITAL GUARDIAN GROWTH..............       1.55%       A          $ 10.41           --
EQ/CAPITAL GUARDIAN GROWTH..............       1.65%       A          $ 10.41           --
EQ/CAPITAL GUARDIAN GROWTH..............       1.70%       A          $ 10.41           --
EQ/CAPITAL GUARDIAN GROWTH..............       0.50%       B          $ 11.77           --
EQ/CAPITAL GUARDIAN GROWTH..............       0.95%       B          $ 11.11            2
EQ/CAPITAL GUARDIAN GROWTH..............       1.20%       B          $ 10.76        1,557
EQ/CAPITAL GUARDIAN GROWTH..............       1.25%       B          $  9.66        3,404
EQ/CAPITAL GUARDIAN GROWTH..............       1.30%       B          $  9.59        3,953
EQ/CAPITAL GUARDIAN GROWTH..............       1.35%       B          $ 10.56        3,755
EQ/CAPITAL GUARDIAN GROWTH..............       1.40%       B          $ 10.49        1,782
EQ/CAPITAL GUARDIAN GROWTH..............       1.50%       B          $  9.50        2,537
EQ/CAPITAL GUARDIAN GROWTH..............       1.55%       B          $ 10.29        2,912
EQ/CAPITAL GUARDIAN GROWTH..............       1.60%       B          $ 10.22        1,536
EQ/CAPITAL GUARDIAN GROWTH..............       1.65%       B          $  9.41       10,253
EQ/CAPITAL GUARDIAN GROWTH..............       1.70%       B          $ 10.09        1,490
EQ/CAPITAL GUARDIAN GROWTH..............       1.80%       B          $  9.96           10
EQ/CAPITAL GUARDIAN GROWTH..............       1.90%       B          $  9.84            8

EQ/CAPITAL GUARDIAN RESEARCH............       1.30%       A          $ 10.42           --
EQ/CAPITAL GUARDIAN RESEARCH............       1.55%       A          $ 10.41           --
EQ/CAPITAL GUARDIAN RESEARCH............       1.65%       A          $ 10.41           --
EQ/CAPITAL GUARDIAN RESEARCH............       1.70%       A          $ 10.41           --
EQ/CAPITAL GUARDIAN RESEARCH............       0.50%       B          $ 11.09           --
EQ/CAPITAL GUARDIAN RESEARCH............       0.95%       B          $ 10.57           52
EQ/CAPITAL GUARDIAN RESEARCH............       1.20%       B          $ 10.29       11,050
EQ/CAPITAL GUARDIAN RESEARCH............       1.25%       B          $ 10.58       10,220
EQ/CAPITAL GUARDIAN RESEARCH............       1.30%       B          $ 10.52        3,080
EQ/CAPITAL GUARDIAN RESEARCH............       1.35%       B          $ 10.12        7,935
EQ/CAPITAL GUARDIAN RESEARCH............       1.40%       B          $ 10.06       12,046
EQ/CAPITAL GUARDIAN RESEARCH............       1.50%       B          $ 10.41        8,530
EQ/CAPITAL GUARDIAN RESEARCH............       1.55%       B          $  9.90        5,543
EQ/CAPITAL GUARDIAN RESEARCH............       1.60%       B          $  9.85       11,353
EQ/CAPITAL GUARDIAN RESEARCH............       1.65%       B          $ 10.31       14,379
EQ/CAPITAL GUARDIAN RESEARCH............       1.70%       B          $  9.74        2,196
EQ/CAPITAL GUARDIAN RESEARCH............       1.80%       B          $  9.64           77
EQ/CAPITAL GUARDIAN RESEARCH............       1.90%       B          $  9.53           11

                                     FSA-25

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2009


                                                                              Units
                                     Contract                              Outstanding
                                      charges   Share Class   Unit Value     (000s)
                                    ---------- ------------- ------------ ------------
EQ/COMMON STOCK INDEX............       1.30%       A          $  10.32           --
EQ/COMMON STOCK INDEX............       1.55%       A          $  10.32           --
EQ/COMMON STOCK INDEX............       1.65%       A          $  10.32           --
EQ/COMMON STOCK INDEX............       1.70%       A          $  10.32           --
EQ/COMMON STOCK INDEX............       0.50%       B          $ 256.03           --
EQ/COMMON STOCK INDEX............       0.95%       B          $ 219.55            1
EQ/COMMON STOCK INDEX............       1.20%       B          $ 201.51          301
EQ/COMMON STOCK INDEX............       1.25%       B          $   9.97        9,230
EQ/COMMON STOCK INDEX............       1.30%       B          $   9.79        6,300
EQ/COMMON STOCK INDEX............       1.35%       B          $ 191.39          486
EQ/COMMON STOCK INDEX............       1.40%       B          $ 188.13          462
EQ/COMMON STOCK INDEX............       1.50%       B          $   9.81       15,628
EQ/COMMON STOCK INDEX............       1.55%       B          $ 178.67          502
EQ/COMMON STOCK INDEX............       1.60%       B          $ 175.62          270
EQ/COMMON STOCK INDEX............       1.65%       B          $   9.72        8,285
EQ/COMMON STOCK INDEX............       1.70%       B          $ 169.68           60
EQ/COMMON STOCK INDEX............       1.80%       B          $ 163.92            2
EQ/COMMON STOCK INDEX............       1.90%       B          $ 158.35            1

EQ/CORE BOND INDEX...............       0.50%       B          $  14.70           --
EQ/CORE BOND INDEX...............       0.95%       B          $  13.92           11
EQ/CORE BOND INDEX...............       1.20%       B          $  13.51        7,161
EQ/CORE BOND INDEX...............       1.25%       B          $  10.11       11,826
EQ/CORE BOND INDEX...............       1.30%       B          $   9.92           32
EQ/CORE BOND INDEX...............       1.30%       B          $  10.05        9,215
EQ/CORE BOND INDEX...............       1.35%       B          $  13.26        3,654
EQ/CORE BOND INDEX...............       1.40%       B          $  13.18       10,278
EQ/CORE BOND INDEX...............       1.50%       B          $   9.95       14,762
EQ/CORE BOND INDEX...............       1.55%       B          $   9.91           --
EQ/CORE BOND INDEX...............       1.55%       B          $  12.94        8,565
EQ/CORE BOND INDEX...............       1.60%       B          $  12.87        6,863
EQ/CORE BOND INDEX...............       1.65%       B          $   9.85       15,630
EQ/CORE BOND INDEX...............       1.65%       B          $   9.91           --
EQ/CORE BOND INDEX...............       1.70%       B          $   9.91            6
EQ/CORE BOND INDEX...............       1.70%       B          $  12.71        1,504
EQ/CORE BOND INDEX...............       1.80%       B          $  12.56          108
EQ/CORE BOND INDEX...............       1.90%       B          $  12.40           15

EQ/DAVIS NEW YORK VENTURE........       1.30%       A          $  10.28           --
EQ/DAVIS NEW YORK VENTURE........       1.55%       A          $  10.27           --
EQ/DAVIS NEW YORK VENTURE........       1.65%       A          $  10.27           --
EQ/DAVIS NEW YORK VENTURE........       1.70%       A          $  10.27           --
EQ/DAVIS NEW YORK VENTURE........       0.50%       B          $   8.96           --
EQ/DAVIS NEW YORK VENTURE........       0.95%       B          $   8.83           --
EQ/DAVIS NEW YORK VENTURE........       1.20%       B          $   8.76        1,352
EQ/DAVIS NEW YORK VENTURE........       1.25%       B          $   8.74        2,865
EQ/DAVIS NEW YORK VENTURE........       1.30%       B          $   8.73        8,363
EQ/DAVIS NEW YORK VENTURE........       1.35%       B          $   8.71          397
EQ/DAVIS NEW YORK VENTURE........       1.40%       B          $   8.70        1,529
EQ/DAVIS NEW YORK VENTURE........       1.50%       B          $   8.67        3,565
EQ/DAVIS NEW YORK VENTURE........       1.55%       B          $   8.65        6,031
EQ/DAVIS NEW YORK VENTURE........       1.60%       B          $   8.64          803
EQ/DAVIS NEW YORK VENTURE........       1.65%       B          $   8.63       12,570
EQ/DAVIS NEW YORK VENTURE........       1.70%       B          $   8.61        1,601
EQ/DAVIS NEW YORK VENTURE........       1.80%       B          $   8.58           --
EQ/DAVIS NEW YORK VENTURE........       1.90%       B          $   8.55            4

                                     FSA-26

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2009


                                                                              Units
                                     Contract                              Outstanding
                                      charges   Share Class   Unit Value     (000s)
                                    ---------- ------------- ------------ ------------
EQ/EQUITY 500 INDEX..............       1.30%       A          $ 10.26            3
EQ/EQUITY 500 INDEX..............       1.55%       A          $ 10.26           --
EQ/EQUITY 500 INDEX..............       1.65%       A          $ 10.26           --
EQ/EQUITY 500 INDEX..............       1.70%       A          $ 10.26           --
EQ/EQUITY 500 INDEX..............       0.50%       B          $ 27.29           --
EQ/EQUITY 500 INDEX..............       0.95%       B          $ 25.40            4
EQ/EQUITY 500 INDEX..............       1.20%       B          $ 24.40        4,963
EQ/EQUITY 500 INDEX..............       1.25%       B          $ 10.96       10,178
EQ/EQUITY 500 INDEX..............       1.30%       B          $ 10.87        8,430
EQ/EQUITY 500 INDEX..............       1.35%       B          $ 23.82        3,275
EQ/EQUITY 500 INDEX..............       1.40%       B          $ 23.63        7,232
EQ/EQUITY 500 INDEX..............       1.50%       B          $ 10.78       14,347
EQ/EQUITY 500 INDEX..............       1.55%       B          $ 23.07        4,766
EQ/EQUITY 500 INDEX..............       1.60%       B          $ 22.89        4,502
EQ/EQUITY 500 INDEX..............       1.65%       B          $ 10.68       16,494
EQ/EQUITY 500 INDEX..............       1.70%       B          $ 22.52        1,432
EQ/EQUITY 500 INDEX..............       1.80%       B          $ 22.16           94
EQ/EQUITY 500 INDEX..............       1.90%       B          $ 21.81            8

EQ/EQUITY GROWTH PLUS............       0.50%       B          $ 14.75           --
EQ/EQUITY GROWTH PLUS............       0.95%       B          $ 14.20            6
EQ/EQUITY GROWTH PLUS............       1.20%       B          $ 13.91        8,286
EQ/EQUITY GROWTH PLUS............       1.25%       B          $ 11.43       14,342
EQ/EQUITY GROWTH PLUS............       1.30%       B          $ 11.38       11,370
EQ/EQUITY GROWTH PLUS............       1.35%       B          $ 13.73        1,079
EQ/EQUITY GROWTH PLUS............       1.40%       B          $ 13.67       12,414
EQ/EQUITY GROWTH PLUS............       1.50%       B          $ 11.24       19,010
EQ/EQUITY GROWTH PLUS............       1.55%       B          $ 13.50        9,136
EQ/EQUITY GROWTH PLUS............       1.60%       B          $ 13.44        4,931
EQ/EQUITY GROWTH PLUS............       1.65%       B          $ 11.14       25,216
EQ/EQUITY GROWTH PLUS............       1.70%       B          $ 13.33        2,904
EQ/EQUITY GROWTH PLUS............       1.80%       B          $ 13.22           41
EQ/EQUITY GROWTH PLUS............       1.90%       B          $ 13.11            3

EQ/EVERGREEN OMEGA...............       0.50%       B          $ 10.64           --
EQ/EVERGREEN OMEGA...............       0.95%       B          $ 10.13           --
EQ/EVERGREEN OMEGA...............       1.20%       B          $  9.85        2,394
EQ/EVERGREEN OMEGA...............       1.25%       B          $ 13.22        2,715
EQ/EVERGREEN OMEGA...............       1.30%       B          $ 13.14        2,913
EQ/EVERGREEN OMEGA...............       1.35%       B          $  9.68          407
EQ/EVERGREEN OMEGA...............       1.40%       B          $  9.63        3,116
EQ/EVERGREEN OMEGA...............       1.50%       B          $ 13.01        3,275
EQ/EVERGREEN OMEGA...............       1.55%       B          $  9.47        3,886
EQ/EVERGREEN OMEGA...............       1.60%       B          $  9.42        1,281
EQ/EVERGREEN OMEGA...............       1.65%       B          $ 12.88        5,221
EQ/EVERGREEN OMEGA...............       1.70%       B          $  9.31          537
EQ/EVERGREEN OMEGA...............       1.80%       B          $  9.21           --
EQ/EVERGREEN OMEGA...............       1.90%       B          $  9.11            2

EQ/FRANKLIN CORE BALANCED........       1.30%       A          $ 10.29           --
EQ/FRANKLIN CORE BALANCED........       1.55%       A          $ 10.29           --
EQ/FRANKLIN CORE BALANCED........       1.65%       A          $ 10.29           --
EQ/FRANKLIN CORE BALANCED........       1.70%       A          $ 10.28           --
EQ/FRANKLIN CORE BALANCED........       0.50%       B          $  9.36           --
EQ/FRANKLIN CORE BALANCED........       0.95%       B          $  9.22           15
EQ/FRANKLIN CORE BALANCED........       1.20%       B          $  9.14        2,199
EQ/FRANKLIN CORE BALANCED........       1.25%       B          $  9.13        5,541

                                     FSA-27

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2009


                                                                                      Units
                                             Contract                              Outstanding
                                              charges   Share Class   Unit Value     (000s)
                                            ---------- ------------- ------------ ------------
EQ/FRANKLIN CORE BALANCED................       1.30%       B          $  9.11        9,627
EQ/FRANKLIN CORE BALANCED................       1.35%       B          $  9.10          550
EQ/FRANKLIN CORE BALANCED................       1.40%       B          $  9.08        3,211
EQ/FRANKLIN CORE BALANCED................       1.50%       B          $  9.05        6,931
EQ/FRANKLIN CORE BALANCED................       1.55%       B          $  9.03        8,263
EQ/FRANKLIN CORE BALANCED................       1.60%       B          $  9.02        1,591
EQ/FRANKLIN CORE BALANCED................       1.65%       B          $  9.00       26,123
EQ/FRANKLIN CORE BALANCED................       1.70%       B          $  8.99        1,908
EQ/FRANKLIN CORE BALANCED................       1.80%       B          $  8.96           11
EQ/FRANKLIN CORE BALANCED................       1.90%       B          $  8.93           --

EQ/FRANKLIN TEMPLETON ALLOCATION.........       1.30%       A          $ 10.23           --
EQ/FRANKLIN TEMPLETON ALLOCATION.........       1.55%       A          $ 10.23           --
EQ/FRANKLIN TEMPLETON ALLOCATION.........       1.65%       A          $ 10.23           --
EQ/FRANKLIN TEMPLETON ALLOCATION.........       1.70%       A          $ 10.23           --
EQ/FRANKLIN TEMPLETON ALLOCATION.........       0.50%       B          $  7.68           --
EQ/FRANKLIN TEMPLETON ALLOCATION.........       0.95%       B          $  7.59           --
EQ/FRANKLIN TEMPLETON ALLOCATION.........       1.15%       B          $  7.55          702
EQ/FRANKLIN TEMPLETON ALLOCATION.........       1.20%       B          $  7.54        1,026
EQ/FRANKLIN TEMPLETON ALLOCATION.........       1.25%       B          $  7.53        3,919
EQ/FRANKLIN TEMPLETON ALLOCATION.........       1.30%       B          $  7.52       53,600
EQ/FRANKLIN TEMPLETON ALLOCATION.........       1.35%       B          $  7.51          558
EQ/FRANKLIN TEMPLETON ALLOCATION.........       1.40%       B          $  7.50        2,091
EQ/FRANKLIN TEMPLETON ALLOCATION.........       1.50%       B          $  7.48        4,821
EQ/FRANKLIN TEMPLETON ALLOCATION.........       1.55%       B          $  7.47       29,210
EQ/FRANKLIN TEMPLETON ALLOCATION.........       1.60%       B          $  7.46        1,076
EQ/FRANKLIN TEMPLETON ALLOCATION.........       1.65%       B          $  7.45       77,428
EQ/FRANKLIN TEMPLETON ALLOCATION.........       1.70%       B          $  7.44        4,971
EQ/FRANKLIN TEMPLETON ALLOCATION.........       1.80%       B          $  7.42           --
EQ/FRANKLIN TEMPLETON ALLOCATION.........       1.90%       B          $  7.40           --

EQ/GAMCO MERGERS AND ACQUISITIONS........       1.30%       A          $ 10.18           --
EQ/GAMCO MERGERS AND ACQUISITIONS........       1.55%       A          $ 10.18           --
EQ/GAMCO MERGERS AND ACQUISITIONS........       1.65%       A          $ 10.18           --
EQ/GAMCO MERGERS AND ACQUISITIONS........       1.70%       A          $ 10.18           --
EQ/GAMCO MERGERS AND ACQUISITIONS........       0.50%       B          $ 12.08           --
EQ/GAMCO MERGERS AND ACQUISITIONS........       0.95%       B          $ 11.82           --
EQ/GAMCO MERGERS AND ACQUISITIONS........       1.20%       B          $ 11.68          338
EQ/GAMCO MERGERS AND ACQUISITIONS........       1.25%       B          $ 11.66        1,452
EQ/GAMCO MERGERS AND ACQUISITIONS........       1.30%       B          $ 11.42        2,024
EQ/GAMCO MERGERS AND ACQUISITIONS........       1.35%       B          $ 11.60           84
EQ/GAMCO MERGERS AND ACQUISITIONS........       1.40%       B          $ 11.57          966
EQ/GAMCO MERGERS AND ACQUISITIONS........       1.50%       B          $ 11.52        2,090
EQ/GAMCO MERGERS AND ACQUISITIONS........       1.55%       B          $ 11.49        1,717
EQ/GAMCO MERGERS AND ACQUISITIONS........       1.60%       B          $ 11.47          175
EQ/GAMCO MERGERS AND ACQUISITIONS........       1.65%       B          $ 11.44        2,904
EQ/GAMCO MERGERS AND ACQUISITIONS........       1.70%       B          $ 11.41          248
EQ/GAMCO MERGERS AND ACQUISITIONS........       1.80%       B          $ 11.36           --
EQ/GAMCO MERGERS AND ACQUISITIONS........       1.90%       B          $ 11.30           --

EQ/GAMCO SMALL COMPANY VALUE.............       1.30%       A          $ 10.59            1
EQ/GAMCO SMALL COMPANY VALUE.............       1.55%       A          $ 10.58            1
EQ/GAMCO SMALL COMPANY VALUE.............       1.65%       A          $ 10.58           --
EQ/GAMCO SMALL COMPANY VALUE.............       1.70%       A          $ 10.58           --
EQ/GAMCO SMALL COMPANY VALUE.............       0.50%       B          $ 34.01           --
EQ/GAMCO SMALL COMPANY VALUE.............       0.95%       B          $ 30.86           --
EQ/GAMCO SMALL COMPANY VALUE.............       1.20%       B          $ 29.24          996
EQ/GAMCO SMALL COMPANY VALUE.............       1.25%       B          $ 28.92        2,481

                                     FSA-28

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2009


                                                                                          Units
                                                 Contract                              Outstanding
                                                  charges   Share Class   Unit Value     (000s)
                                                ---------- ------------- ------------ ------------
EQ/GAMCO SMALL COMPANY VALUE.................       1.30%       B          $ 44.36        2,346
EQ/GAMCO SMALL COMPANY VALUE.................       1.35%       B          $ 28.30          281
EQ/GAMCO SMALL COMPANY VALUE.................       1.40%       B          $ 27.99        1,672
EQ/GAMCO SMALL COMPANY VALUE.................       1.50%       B          $ 27.39        4,025
EQ/GAMCO SMALL COMPANY VALUE.................       1.55%       B          $ 27.10        3,958
EQ/GAMCO SMALL COMPANY VALUE.................       1.60%       B          $ 26.80          352
EQ/GAMCO SMALL COMPANY VALUE.................       1.65%       B          $ 26.51        4,361
EQ/GAMCO SMALL COMPANY VALUE.................       1.70%       B          $ 26.23          666
EQ/GAMCO SMALL COMPANY VALUE.................       1.80%       B          $ 25.66            1
EQ/GAMCO SMALL COMPANY VALUE.................       1.90%       B          $ 25.11            6

EQ/GLOBAL BOND PLUS..........................       1.30%       A          $  9.85            2
EQ/GLOBAL BOND PLUS..........................       1.55%       A          $  9.85           --
EQ/GLOBAL BOND PLUS..........................       1.65%       A          $  9.85           --
EQ/GLOBAL BOND PLUS..........................       1.70%       A          $  9.85           --
EQ/GLOBAL BOND PLUS..........................       0.50%       B          $ 11.75           --
EQ/GLOBAL BOND PLUS..........................       0.95%       B          $ 11.53           --
EQ/GLOBAL BOND PLUS..........................       1.20%       B          $ 11.41        1,509
EQ/GLOBAL BOND PLUS..........................       1.25%       B          $ 11.38        3,352
EQ/GLOBAL BOND PLUS..........................       1.30%       B          $ 11.36        5,026
EQ/GLOBAL BOND PLUS..........................       1.35%       B          $ 11.41          463
EQ/GLOBAL BOND PLUS..........................       1.40%       B          $ 11.31        2,574
EQ/GLOBAL BOND PLUS..........................       1.50%       B          $ 11.26        6,162
EQ/GLOBAL BOND PLUS..........................       1.55%       B          $ 11.24        5,491
EQ/GLOBAL BOND PLUS..........................       1.60%       B          $ 11.21        1,156
EQ/GLOBAL BOND PLUS..........................       1.65%       B          $ 11.19        9,976
EQ/GLOBAL BOND PLUS..........................       1.70%       B          $ 11.16        1,037
EQ/GLOBAL BOND PLUS..........................       1.80%       B          $ 11.12           --
EQ/GLOBAL BOND PLUS..........................       1.90%       B          $ 11.07            1

EQ/GLOBAL MULTI-SECTOR EQUITY................       1.30%       A          $ 10.16            2
EQ/GLOBAL MULTI-SECTOR EQUITY................       1.55%       A          $ 10.16           --
EQ/GLOBAL MULTI-SECTOR EQUITY................       1.65%       A          $ 10.16           --
EQ/GLOBAL MULTI-SECTOR EQUITY................       1.70%       A          $ 10.16           --
EQ/GLOBAL MULTI-SECTOR EQUITY................       0.50%       B          $ 18.29           --
EQ/GLOBAL MULTI-SECTOR EQUITY................       0.95%       B          $ 17.29           30
EQ/GLOBAL MULTI-SECTOR EQUITY................       1.20%       B          $ 16.76        3,162
EQ/GLOBAL MULTI-SECTOR EQUITY................       1.25%       B          $ 21.81        5,923
EQ/GLOBAL MULTI-SECTOR EQUITY................       1.30%       B          $ 21.67        6,856
EQ/GLOBAL MULTI-SECTOR EQUITY................       1.35%       B          $ 16.45        1,671
EQ/GLOBAL MULTI-SECTOR EQUITY................       1.40%       B          $ 16.34        6,743
EQ/GLOBAL MULTI-SECTOR EQUITY................       1.50%       B          $ 21.46       10,074
EQ/GLOBAL MULTI-SECTOR EQUITY................       1.55%       B          $ 16.04        9,622
EQ/GLOBAL MULTI-SECTOR EQUITY................       1.60%       B          $ 15.94        2,334
EQ/GLOBAL MULTI-SECTOR EQUITY................       1.65%       B          $ 21.26       10,747
EQ/GLOBAL MULTI-SECTOR EQUITY................       1.70%       B          $ 15.74        1,600
EQ/GLOBAL MULTI-SECTOR EQUITY................       1.80%       B          $ 15.54           22
EQ/GLOBAL MULTI-SECTOR EQUITY................       1.90%       B          $ 15.35            3

EQ/INTERMEDIATE GOVERNMENT BOND INDEX........       0.50%       B          $ 23.11           --
EQ/INTERMEDIATE GOVERNMENT BOND INDEX........       0.95%       B          $ 21.23            1
EQ/INTERMEDIATE GOVERNMENT BOND INDEX........       1.20%       B          $ 20.25        2,027
EQ/INTERMEDIATE GOVERNMENT BOND INDEX........       1.25%       B          $ 10.79        2,428
EQ/INTERMEDIATE GOVERNMENT BOND INDEX........       1.30%       B          $  9.89            3
EQ/INTERMEDIATE GOVERNMENT BOND INDEX........       1.30%       B          $ 10.68        4,131
EQ/INTERMEDIATE GOVERNMENT BOND INDEX........       1.35%       B          $ 19.68          524
EQ/INTERMEDIATE GOVERNMENT BOND INDEX........       1.40%       B          $ 19.49        3,150
EQ/INTERMEDIATE GOVERNMENT BOND INDEX........       1.50%       B          $ 10.62        3,441

                                     FSA-29

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2009


                                                                                          Units
                                                 Contract                              Outstanding
                                                  charges   Share Class   Unit Value     (000s)
                                                ---------- ------------- ------------ ------------
EQ/INTERMEDIATE GOVERNMENT BOND INDEX........       1.55%       B          $  9.89           --
EQ/INTERMEDIATE GOVERNMENT BOND INDEX........       1.55%       B          $ 18.94        2,248
EQ/INTERMEDIATE GOVERNMENT BOND INDEX........       1.60%       B          $ 18.76        1,385
EQ/INTERMEDIATE GOVERNMENT BOND INDEX........       1.65%       B          $  9.89           --
EQ/INTERMEDIATE GOVERNMENT BOND INDEX........       1.65%       B          $ 10.51        6,213
EQ/INTERMEDIATE GOVERNMENT BOND INDEX........       1.70%       B          $  9.89            6
EQ/INTERMEDIATE GOVERNMENT BOND INDEX........       1.70%       B          $ 18.41          875
EQ/INTERMEDIATE GOVERNMENT BOND INDEX........       1.80%       B          $ 18.06            1
EQ/INTERMEDIATE GOVERNMENT BOND INDEX........       1.90%       B          $ 17.72            1

EQ/INTERNATIONAL CORE PLUS...................       1.30%       A          $ 10.07           --
EQ/INTERNATIONAL CORE PLUS...................       1.55%       A          $ 10.07           --
EQ/INTERNATIONAL CORE PLUS...................       1.65%       A          $ 10.07           --
EQ/INTERNATIONAL CORE PLUS...................       1.70%       A          $ 10.07           --
EQ/INTERNATIONAL CORE PLUS...................       0.50%       B          $ 13.14           --
EQ/INTERNATIONAL CORE PLUS...................       0.95%       B          $ 12.52           37
EQ/INTERNATIONAL CORE PLUS...................       1.20%       B          $ 12.18        4,895
EQ/INTERNATIONAL CORE PLUS...................       1.25%       B          $ 14.15        6,923
EQ/INTERNATIONAL CORE PLUS...................       1.30%       B          $ 14.08        5,399
EQ/INTERNATIONAL CORE PLUS...................       1.35%       B          $ 11.99        1,671
EQ/INTERNATIONAL CORE PLUS...................       1.40%       B          $ 11.92        6,378
EQ/INTERNATIONAL CORE PLUS...................       1.50%       B          $ 13.93        7,101
EQ/INTERNATIONAL CORE PLUS...................       1.55%       B          $ 11.73        6,484
EQ/INTERNATIONAL CORE PLUS...................       1.60%       B          $ 11.67        5,230
EQ/INTERNATIONAL CORE PLUS...................       1.65%       B          $ 13.80       12,800
EQ/INTERNATIONAL CORE PLUS...................       1.70%       B          $ 11.54        2,278
EQ/INTERNATIONAL CORE PLUS...................       1.80%       B          $ 11.42           18
EQ/INTERNATIONAL CORE PLUS...................       1.90%       B          $ 11.29            2

EQ/INTERNATIONAL ETF.........................       1.30%       A          $ 10.00           --
EQ/INTERNATIONAL ETF.........................       1.55%       A          $  9.99           --
EQ/INTERNATIONAL ETF.........................       1.65%       A          $  9.99           --
EQ/INTERNATIONAL ETF.........................       1.70%       A          $  9.99           --

EQ/INTERNATIONAL GROWTH......................       1.30%       A          $ 10.18           --
EQ/INTERNATIONAL GROWTH......................       1.55%       A          $ 10.18           --
EQ/INTERNATIONAL GROWTH......................       1.65%       A          $ 10.18           --
EQ/INTERNATIONAL GROWTH......................       1.70%       A          $ 10.18           --
EQ/INTERNATIONAL GROWTH......................       0.50%       B          $ 13.56           --
EQ/INTERNATIONAL GROWTH......................       0.95%       B          $ 13.28           --
EQ/INTERNATIONAL GROWTH......................       1.20%       B          $ 13.12          939
EQ/INTERNATIONAL GROWTH......................       1.25%       B          $ 13.09        1,995
EQ/INTERNATIONAL GROWTH......................       1.30%       B          $  5.80        7,396
EQ/INTERNATIONAL GROWTH......................       1.35%       B          $ 13.03          214
EQ/INTERNATIONAL GROWTH......................       1.40%       B          $ 13.00        1,298
EQ/INTERNATIONAL GROWTH......................       1.50%       B          $ 12.94        2,941
EQ/INTERNATIONAL GROWTH......................       1.55%       B          $ 12.91        3,313
EQ/INTERNATIONAL GROWTH......................       1.60%       B          $ 12.88          458
EQ/INTERNATIONAL GROWTH......................       1.65%       B          $ 12.85        5,774
EQ/INTERNATIONAL GROWTH......................       1.70%       B          $ 12.82          777
EQ/INTERNATIONAL GROWTH......................       1.80%       B          $ 12.76           13
EQ/INTERNATIONAL GROWTH......................       1.90%       B          $ 12.70            1

EQ/JPMORGAN VALUE OPPORTUNITIES..............       1.30%       A          $ 10.26           --
EQ/JPMORGAN VALUE OPPORTUNITIES..............       1.55%       A          $ 10.26           --
EQ/JPMORGAN VALUE OPPORTUNITIES..............       1.65%       A          $ 10.26           --
EQ/JPMORGAN VALUE OPPORTUNITIES..............       1.70%       A          $ 10.26           --
EQ/JPMORGAN VALUE OPPORTUNITIES..............       0.50%       B          $ 13.54           --

                                     FSA-30

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2009


                                                                                    Units
                                           Contract                              Outstanding
                                            charges   Share Class   Unit Value     (000s)
                                          ---------- ------------- ------------ ------------
EQ/JPMORGAN VALUE OPPORTUNITIES........       0.95%       B          $ 12.78            3
EQ/JPMORGAN VALUE OPPORTUNITIES........       1.20%       B          $ 12.38        1,918
EQ/JPMORGAN VALUE OPPORTUNITIES........       1.25%       B          $ 11.12        1,342
EQ/JPMORGAN VALUE OPPORTUNITIES........       1.30%       B          $ 11.05        1,315
EQ/JPMORGAN VALUE OPPORTUNITIES........       1.35%       B          $ 12.14        5,750
EQ/JPMORGAN VALUE OPPORTUNITIES........       1.40%       B          $ 12.06        2,640
EQ/JPMORGAN VALUE OPPORTUNITIES........       1.50%       B          $ 10.94        1,477
EQ/JPMORGAN VALUE OPPORTUNITIES........       1.55%       B          $ 11.83        2,758
EQ/JPMORGAN VALUE OPPORTUNITIES........       1.60%       B          $ 11.76        2,244
EQ/JPMORGAN VALUE OPPORTUNITIES........       1.65%       B          $ 10.84        2,250
EQ/JPMORGAN VALUE OPPORTUNITIES........       1.70%       B          $ 11.61          275
EQ/JPMORGAN VALUE OPPORTUNITIES........       1.80%       B          $ 11.46           42
EQ/JPMORGAN VALUE OPPORTUNITIES........       1.90%       B          $ 11.31           14

EQ/LARGE CAP CORE PLUS.................       0.50%       B          $  9.18           --
EQ/LARGE CAP CORE PLUS.................       0.95%       B          $  8.73            3
EQ/LARGE CAP CORE PLUS.................       1.20%       B          $  8.50        2,214
EQ/LARGE CAP CORE PLUS.................       1.25%       B          $ 10.89          933
EQ/LARGE CAP CORE PLUS.................       1.30%       B          $ 10.82          588
EQ/LARGE CAP CORE PLUS.................       1.35%       B          $  8.35        1,599
EQ/LARGE CAP CORE PLUS.................       1.40%       B          $  8.31        2,676
EQ/LARGE CAP CORE PLUS.................       1.50%       B          $ 10.71        1,069
EQ/LARGE CAP CORE PLUS.................       1.55%       B          $  8.17        2,683
EQ/LARGE CAP CORE PLUS.................       1.60%       B          $  8.12        3,499
EQ/LARGE CAP CORE PLUS.................       1.65%       B          $ 10.61        1,676
EQ/LARGE CAP CORE PLUS.................       1.70%       B          $  8.03          367
EQ/LARGE CAP CORE PLUS.................       1.80%       B          $  7.94           33
EQ/LARGE CAP CORE PLUS.................       1.90%       B          $  7.86            2

EQ/LARGE CAP GROWTH INDEX..............       1.30%       A          $ 10.39           --
EQ/LARGE CAP GROWTH INDEX..............       1.55%       A          $ 10.39           --
EQ/LARGE CAP GROWTH INDEX..............       1.65%       A          $ 10.38           --
EQ/LARGE CAP GROWTH INDEX..............       1.70%       A          $ 10.38           --
EQ/LARGE CAP GROWTH INDEX..............       0.50%       B          $  7.28           --
EQ/LARGE CAP GROWTH INDEX..............       0.95%       B          $  6.93           29
EQ/LARGE CAP GROWTH INDEX..............       1.20%       B          $  6.75        3,809
EQ/LARGE CAP GROWTH INDEX..............       1.25%       B          $ 11.77        2,408
EQ/LARGE CAP GROWTH INDEX..............       1.30%       B          $ 11.71        1,648
EQ/LARGE CAP GROWTH INDEX..............       1.35%       B          $  6.64        3,463
EQ/LARGE CAP GROWTH INDEX..............       1.40%       B          $  6.60        5,711
EQ/LARGE CAP GROWTH INDEX..............       1.50%       B          $ 11.58        3,111
EQ/LARGE CAP GROWTH INDEX..............       1.55%       B          $  6.50        7,663
EQ/LARGE CAP GROWTH INDEX..............       1.60%       B          $  6.46        6,521
EQ/LARGE CAP GROWTH INDEX..............       1.65%       B          $ 11.47        4,165
EQ/LARGE CAP GROWTH INDEX..............       1.70%       B          $  6.39        1,047
EQ/LARGE CAP GROWTH INDEX..............       1.80%       B          $  6.32           51
EQ/LARGE CAP GROWTH INDEX..............       1.90%       B          $  6.26           26

EQ/LARGE CAP GROWTH PLUS...............       1.30%       A          $ 10.28           --
EQ/LARGE CAP GROWTH PLUS...............       1.55%       A          $ 10.28           --
EQ/LARGE CAP GROWTH PLUS...............       1.65%       A          $ 10.27           --
EQ/LARGE CAP GROWTH PLUS...............       1.70%       A          $ 10.27           --
EQ/LARGE CAP GROWTH PLUS...............       0.50%       B          $ 15.55           --
EQ/LARGE CAP GROWTH PLUS...............       0.95%       B          $ 14.68           12
EQ/LARGE CAP GROWTH PLUS...............       1.20%       B          $ 14.22        1,109
EQ/LARGE CAP GROWTH PLUS...............       1.25%       B          $ 12.11        1,512
EQ/LARGE CAP GROWTH PLUS...............       1.30%       B          $ 12.04        1,863
EQ/LARGE CAP GROWTH PLUS...............       1.35%       B          $ 13.95        3,051

                                     FSA-31

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2009


                                                                                     Units
                                            Contract                              Outstanding
                                             charges   Share Class   Unit Value     (000s)
                                           ---------- ------------- ------------ ------------
EQ/LARGE CAP GROWTH PLUS................       1.40%       B          $ 13.86        1,713
EQ/LARGE CAP GROWTH PLUS................       1.50%       B          $ 11.92        2,551
EQ/LARGE CAP GROWTH PLUS................       1.55%       B          $ 13.60        3,016
EQ/LARGE CAP GROWTH PLUS................       1.60%       B          $ 13.51        1,897
EQ/LARGE CAP GROWTH PLUS................       1.65%       B          $ 11.81        2,475
EQ/LARGE CAP GROWTH PLUS................       1.70%       B          $ 13.34          249
EQ/LARGE CAP GROWTH PLUS................       1.80%       B          $ 13.17            5
EQ/LARGE CAP GROWTH PLUS................       1.90%       B          $ 13.00            1

EQ/LARGE CAP VALUE INDEX................       1.30%       A          $ 10.24           --
EQ/LARGE CAP VALUE INDEX................       1.55%       A          $ 10.24           --
EQ/LARGE CAP VALUE INDEX................       1.65%       A          $ 10.24           --
EQ/LARGE CAP VALUE INDEX................       1.70%       A          $ 10.24           --
EQ/LARGE CAP VALUE INDEX................       0.50%       B          $  5.42           --
EQ/LARGE CAP VALUE INDEX................       0.95%       B          $  5.31           --
EQ/LARGE CAP VALUE INDEX................       1.20%       B          $  5.26          382
EQ/LARGE CAP VALUE INDEX................       1.25%       B          $  5.25        2,221
EQ/LARGE CAP VALUE INDEX................       1.30%       B          $  5.24        2,573
EQ/LARGE CAP VALUE INDEX................       1.35%       B          $  5.30          136
EQ/LARGE CAP VALUE INDEX................       1.40%       B          $  5.21          695
EQ/LARGE CAP VALUE INDEX................       1.50%       B          $  5.19        3,152
EQ/LARGE CAP VALUE INDEX................       1.55%       B          $  5.18        2,425
EQ/LARGE CAP VALUE INDEX................       1.60%       B          $  5.17          341
EQ/LARGE CAP VALUE INDEX................       1.65%       B          $  5.16        6,971
EQ/LARGE CAP VALUE INDEX................       1.70%       B          $  5.15          868
EQ/LARGE CAP VALUE INDEX................       1.80%       B          $  5.12           --
EQ/LARGE CAP VALUE INDEX................       1.90%       B          $  5.10           --

EQ/LARGE CAP VALUE PLUS.................       1.30%       A          $ 10.24           --
EQ/LARGE CAP VALUE PLUS.................       1.55%       A          $ 10.23           --
EQ/LARGE CAP VALUE PLUS.................       1.65%       A          $ 10.23           --
EQ/LARGE CAP VALUE PLUS.................       1.70%       A          $ 10.23           --
EQ/LARGE CAP VALUE PLUS.................       0.50%       B          $ 12.44           --
EQ/LARGE CAP VALUE PLUS.................       0.95%       B          $ 11.78           26
EQ/LARGE CAP VALUE PLUS.................       1.20%       B          $ 11.43       13,118
EQ/LARGE CAP VALUE PLUS.................       1.25%       B          $  9.60       15,428
EQ/LARGE CAP VALUE PLUS.................       1.30%       B          $  9.54        5,376
EQ/LARGE CAP VALUE PLUS.................       1.35%       B          $ 11.22        3,670
EQ/LARGE CAP VALUE PLUS.................       1.40%       B          $ 11.16       19,583
EQ/LARGE CAP VALUE PLUS.................       1.50%       B          $  9.45       22,628
EQ/LARGE CAP VALUE PLUS.................       1.55%       B          $ 10.95        7,574
EQ/LARGE CAP VALUE PLUS.................       1.60%       B          $ 10.89        9,238
EQ/LARGE CAP VALUE PLUS.................       1.65%       B          $  9.36       15,820
EQ/LARGE CAP VALUE PLUS.................       1.70%       B          $ 10.76        2,313
EQ/LARGE CAP VALUE PLUS.................       1.80%       B          $ 10.63          115
EQ/LARGE CAP VALUE PLUS.................       1.90%       B          $ 10.50           22

EQ/LORD ABBETT GROWTH AND INCOME........       0.50%       B          $  9.49           --
EQ/LORD ABBETT GROWTH AND INCOME........       0.95%       B          $  9.29           --
EQ/LORD ABBETT GROWTH AND INCOME........       1.20%       B          $  9.18          306
EQ/LORD ABBETT GROWTH AND INCOME........       1.25%       B          $  9.16        1,631
EQ/LORD ABBETT GROWTH AND INCOME........       1.30%       B          $  9.18        1,771
EQ/LORD ABBETT GROWTH AND INCOME........       1.35%       B          $  9.12          205
EQ/LORD ABBETT GROWTH AND INCOME........       1.40%       B          $  9.10          511
EQ/LORD ABBETT GROWTH AND INCOME........       1.50%       B          $  9.06        1,813
EQ/LORD ABBETT GROWTH AND INCOME........       1.55%       B          $  9.03        1,759
EQ/LORD ABBETT GROWTH AND INCOME........       1.60%       B          $  9.01          235
EQ/LORD ABBETT GROWTH AND INCOME........       1.65%       B          $  8.99        4,379

                                     FSA-32

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2009


                                                                                     Units
                                            Contract                              Outstanding
                                             charges   Share Class   Unit Value     (000s)
                                           ---------- ------------- ------------ ------------
EQ/LORD ABBETT GROWTH AND INCOME........       1.70%       B          $  8.97          344
EQ/LORD ABBETT GROWTH AND INCOME........       1.80%       B          $  8.93           --
EQ/LORD ABBETT GROWTH AND INCOME........       1.90%       B          $  8.89           --

EQ/LORD ABBETT LARGE CAP CORE...........       0.50%       B          $ 11.25           --
EQ/LORD ABBETT LARGE CAP CORE...........       0.95%       B          $ 11.01           --
EQ/LORD ABBETT LARGE CAP CORE...........       1.20%       B          $ 10.88          532
EQ/LORD ABBETT LARGE CAP CORE...........       1.25%       B          $ 10.86        1,427
EQ/LORD ABBETT LARGE CAP CORE...........       1.30%       B          $ 10.91        2,462
EQ/LORD ABBETT LARGE CAP CORE...........       1.35%       B          $ 10.81          265
EQ/LORD ABBETT LARGE CAP CORE...........       1.40%       B          $ 10.78        1,042
EQ/LORD ABBETT LARGE CAP CORE...........       1.50%       B          $ 10.73        1,881
EQ/LORD ABBETT LARGE CAP CORE...........       1.55%       B          $ 10.71        2,041
EQ/LORD ABBETT LARGE CAP CORE...........       1.60%       B          $ 10.68          241
EQ/LORD ABBETT LARGE CAP CORE...........       1.65%       B          $ 10.66        4,065
EQ/LORD ABBETT LARGE CAP CORE...........       1.70%       B          $ 10.63          455
EQ/LORD ABBETT LARGE CAP CORE...........       1.80%       B          $ 10.58           --
EQ/LORD ABBETT LARGE CAP CORE...........       1.90%       B          $ 10.53            1

EQ/MID CAP INDEX........................       1.30%       A          $ 10.51           --
EQ/MID CAP INDEX........................       1.55%       A          $ 10.50           --
EQ/MID CAP INDEX........................       1.65%       A          $ 10.50           --
EQ/MID CAP INDEX........................       1.70%       A          $ 10.50           --
EQ/MID CAP INDEX........................       0.50%       B          $  9.99           --
EQ/MID CAP INDEX........................       0.95%       B          $  9.57           24
EQ/MID CAP INDEX........................       1.20%       B          $  9.35        7,234
EQ/MID CAP INDEX........................       1.25%       B          $ 10.81        7,651
EQ/MID CAP INDEX........................       1.30%       B          $ 10.76        5,325
EQ/MID CAP INDEX........................       1.35%       B          $  9.22          861
EQ/MID CAP INDEX........................       1.40%       B          $  9.17        9,656
EQ/MID CAP INDEX........................       1.50%       B          $ 10.64       10,281
EQ/MID CAP INDEX........................       1.55%       B          $  9.04        7,799
EQ/MID CAP INDEX........................       1.60%       B          $  9.00        4,410
EQ/MID CAP INDEX........................       1.65%       B          $ 10.54       10,675
EQ/MID CAP INDEX........................       1.70%       B          $  8.92        1,781
EQ/MID CAP INDEX........................       1.80%       B          $  8.83           27
EQ/MID CAP INDEX........................       1.90%       B          $  8.75            3

EQ/MID CAP VALUE PLUS...................       1.30%       A          $ 10.51           --
EQ/MID CAP VALUE PLUS...................       1.55%       A          $ 10.50           --
EQ/MID CAP VALUE PLUS...................       1.65%       A          $ 10.50           --
EQ/MID CAP VALUE PLUS...................       1.70%       A          $ 10.50           --
EQ/MID CAP VALUE PLUS...................       0.50%       B          $ 15.18           --
EQ/MID CAP VALUE PLUS...................       0.95%       B          $ 14.33            8
EQ/MID CAP VALUE PLUS...................       1.20%       B          $ 13.88        5,762
EQ/MID CAP VALUE PLUS...................       1.25%       B          $ 12.22       12,503
EQ/MID CAP VALUE PLUS...................       1.30%       B          $ 12.15        9,184
EQ/MID CAP VALUE PLUS...................       1.35%       B          $ 13.61          838
EQ/MID CAP VALUE PLUS...................       1.40%       B          $ 13.53        8,652
EQ/MID CAP VALUE PLUS...................       1.50%       B          $ 12.03       17,862
EQ/MID CAP VALUE PLUS...................       1.55%       B          $ 13.27        8,258
EQ/MID CAP VALUE PLUS...................       1.60%       B          $ 13.18        3,462
EQ/MID CAP VALUE PLUS...................       1.65%       B          $ 11.92       19,394
EQ/MID CAP VALUE PLUS...................       1.70%       B          $ 13.01        2,158
EQ/MID CAP VALUE PLUS...................       1.80%       B          $ 12.85           31
EQ/MID CAP VALUE PLUS...................       1.90%       B          $ 12.68           10

                                     FSA-33

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2009


                                                                                Units
                                       Contract                              Outstanding
                                        charges   Share Class   Unit Value     (000s)
                                      ---------- ------------- ------------ ------------
EQ/MONEY MARKET....................       1.30%       A          $  9.99           11
EQ/MONEY MARKET....................       1.55%       A          $  9.98           11
EQ/MONEY MARKET....................       1.65%       A          $  9.98           --
EQ/MONEY MARKET....................       1.70%       A          $  9.98           --
EQ/MONEY MARKET....................       0.00%       B          $ 44.43           15
EQ/MONEY MARKET....................       0.50%       B          $ 38.52           --
EQ/MONEY MARKET....................       0.95%       B          $ 33.86            1
EQ/MONEY MARKET....................       1.15%       B          $ 11.20           50
EQ/MONEY MARKET....................       1.15%       B          $ 31.97           30
EQ/MONEY MARKET....................       1.20%       B          $ 31.51        1,674
EQ/MONEY MARKET....................       1.25%       B          $ 10.69        5,685
EQ/MONEY MARKET....................       1.30%       B          $ 10.53        8,092
EQ/MONEY MARKET....................       1.35%       B          $ 30.18        1,654
EQ/MONEY MARKET....................       1.40%       B          $ 29.75        2,902
EQ/MONEY MARKET....................       1.50%       B          $ 10.52       12,105
EQ/MONEY MARKET....................       1.55%       B          $ 28.48        3,955
EQ/MONEY MARKET....................       1.55%       B          $ 31.78        1,514
EQ/MONEY MARKET....................       1.60%       B          $ 28.08        2,814
EQ/MONEY MARKET....................       1.65%       B          $ 10.42       19,098
EQ/MONEY MARKET....................       1.70%       B          $ 27.28        1,227
EQ/MONEY MARKET....................       1.70%       B          $ 31.71          141
EQ/MONEY MARKET....................       1.80%       B          $ 26.50            6
EQ/MONEY MARKET....................       1.90%       B          $ 25.74            5

EQ/MONTAG & CALDWELL GROWTH........       1.30%       A          $ 10.28           --
EQ/MONTAG & CALDWELL GROWTH........       1.55%       A          $ 10.27           --
EQ/MONTAG & CALDWELL GROWTH........       1.65%       A          $ 10.27            1
EQ/MONTAG & CALDWELL GROWTH........       1.70%       A          $ 10.27           --
EQ/MONTAG & CALDWELL GROWTH........       0.50%       B          $  5.45           --
EQ/MONTAG & CALDWELL GROWTH........       0.95%       B          $  5.18           --
EQ/MONTAG & CALDWELL GROWTH........       1.20%       B          $  5.04        1,701
EQ/MONTAG & CALDWELL GROWTH........       1.25%       B          $  5.01        3,417
EQ/MONTAG & CALDWELL GROWTH........       1.30%       B          $  2.00        9,924
EQ/MONTAG & CALDWELL GROWTH........       1.35%       B          $  4.96          460
EQ/MONTAG & CALDWELL GROWTH........       1.40%       B          $  4.93        3,761
EQ/MONTAG & CALDWELL GROWTH........       1.50%       B          $  4.87        6,278
EQ/MONTAG & CALDWELL GROWTH........       1.55%       B          $  4.85        6,055
EQ/MONTAG & CALDWELL GROWTH........       1.60%       B          $  4.82        1,089
EQ/MONTAG & CALDWELL GROWTH........       1.65%       B          $  4.79        7,498
EQ/MONTAG & CALDWELL GROWTH........       1.70%       B          $  4.77        1,099
EQ/MONTAG & CALDWELL GROWTH........       1.80%       B          $  4.71           13
EQ/MONTAG & CALDWELL GROWTH........       1.90%       B          $  4.66            1

EQ/MUTUAL LARGE CAP EQUITY.........       1.30%       A          $ 10.24           --
EQ/MUTUAL LARGE CAP EQUITY.........       1.55%       A          $ 10.24           --
EQ/MUTUAL LARGE CAP EQUITY.........       1.65%       A          $ 10.24           --
EQ/MUTUAL LARGE CAP EQUITY.........       1.70%       A          $ 10.24           --
EQ/MUTUAL LARGE CAP EQUITY.........       0.50%       B          $  8.33           --
EQ/MUTUAL LARGE CAP EQUITY.........       0.95%       B          $  8.20            4
EQ/MUTUAL LARGE CAP EQUITY.........       1.20%       B          $  8.14          848
EQ/MUTUAL LARGE CAP EQUITY.........       1.25%       B          $  8.12        2,571
EQ/MUTUAL LARGE CAP EQUITY.........       1.30%       B          $  8.11        5,808
EQ/MUTUAL LARGE CAP EQUITY.........       1.35%       B          $  8.09          173
EQ/MUTUAL LARGE CAP EQUITY.........       1.40%       B          $  8.08        1,104
EQ/MUTUAL LARGE CAP EQUITY.........       1.50%       B          $  8.05        2,182
EQ/MUTUAL LARGE CAP EQUITY.........       1.55%       B          $  8.04        3,613
EQ/MUTUAL LARGE CAP EQUITY.........       1.60%       B          $  8.03          450

                                     FSA-34

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2009


                                                                               Units
                                      Contract                              Outstanding
                                       charges   Share Class   Unit Value     (000s)
                                     ---------- ------------- ------------ ------------
EQ/MUTUAL LARGE CAP EQUITY........       1.65%       B          $  8.01       11,439
EQ/MUTUAL LARGE CAP EQUITY........       1.70%       B          $  8.00        1,402
EQ/MUTUAL LARGE CAP EQUITY........       1.80%       B          $  7.97            1
EQ/MUTUAL LARGE CAP EQUITY........       1.90%       B          $  7.95           --

EQ/OPPENHEIMER GLOBAL.............       1.30%       A          $ 10.18           --
EQ/OPPENHEIMER GLOBAL.............       1.55%       A          $ 10.18           --
EQ/OPPENHEIMER GLOBAL.............       1.65%       A          $ 10.18            1
EQ/OPPENHEIMER GLOBAL.............       1.70%       A          $ 10.18           --
EQ/OPPENHEIMER GLOBAL.............       0.50%       B          $  9.51           --
EQ/OPPENHEIMER GLOBAL.............       0.95%       B          $  9.37           --
EQ/OPPENHEIMER GLOBAL.............       1.20%       B          $  9.29          496
EQ/OPPENHEIMER GLOBAL.............       1.25%       B          $  9.28        1,377
EQ/OPPENHEIMER GLOBAL.............       1.30%       B          $  9.26        3,449
EQ/OPPENHEIMER GLOBAL.............       1.35%       B          $  9.25          187
EQ/OPPENHEIMER GLOBAL.............       1.40%       B          $  9.23          930
EQ/OPPENHEIMER GLOBAL.............       1.50%       B          $  9.20        1,615
EQ/OPPENHEIMER GLOBAL.............       1.55%       B          $  9.18        3,094
EQ/OPPENHEIMER GLOBAL.............       1.60%       B          $  9.17          301
EQ/OPPENHEIMER GLOBAL.............       1.65%       B          $  9.15        5,394
EQ/OPPENHEIMER GLOBAL.............       1.70%       B          $  9.14          860
EQ/OPPENHEIMER GLOBAL.............       1.80%       B          $  9.11           --
EQ/OPPENHEIMER GLOBAL.............       1.90%       B          $  9.08           --

EQ/PIMCO ULTRA SHORT BOND.........       1.30%       A          $  9.99            6
EQ/PIMCO ULTRA SHORT BOND.........       1.55%       A          $  9.98            3
EQ/PIMCO ULTRA SHORT BOND.........       1.65%       A          $  9.98           --
EQ/PIMCO ULTRA SHORT BOND.........       1.70%       A          $  9.98           --
EQ/PIMCO ULTRA SHORT BOND.........       0.50%       B          $ 11.36           --
EQ/PIMCO ULTRA SHORT BOND.........       0.95%       B          $ 11.12           --
EQ/PIMCO ULTRA SHORT BOND.........       1.20%       B          $ 10.99        4,278
EQ/PIMCO ULTRA SHORT BOND.........       1.25%       B          $ 10.96       12,957
EQ/PIMCO ULTRA SHORT BOND.........       1.30%       B          $  9.54       18,851
EQ/PIMCO ULTRA SHORT BOND.........       1.35%       B          $ 10.91        1,795
EQ/PIMCO ULTRA SHORT BOND.........       1.40%       B          $ 10.89        8,807
EQ/PIMCO ULTRA SHORT BOND.........       1.50%       B          $ 10.83       20,961
EQ/PIMCO ULTRA SHORT BOND.........       1.55%       B          $ 10.81       17,971
EQ/PIMCO ULTRA SHORT BOND.........       1.60%       B          $ 10.78        3,688
EQ/PIMCO ULTRA SHORT BOND.........       1.65%       B          $ 10.76       39,919
EQ/PIMCO ULTRA SHORT BOND.........       1.70%       B          $ 10.73        3,673
EQ/PIMCO ULTRA SHORT BOND.........       1.80%       B          $ 10.68           25
EQ/PIMCO ULTRA SHORT BOND.........       1.90%       B          $ 10.63           21

EQ/QUALITY BOND PLUS..............       0.50%       B          $ 18.73           --
EQ/QUALITY BOND PLUS..............       0.95%       B          $ 17.40            2
EQ/QUALITY BOND PLUS..............       1.20%       B          $ 16.70        2,934
EQ/QUALITY BOND PLUS..............       1.25%       B          $ 10.78        5,975
EQ/QUALITY BOND PLUS..............       1.30%       B          $ 10.69        4,912
EQ/QUALITY BOND PLUS..............       1.35%       B          $ 16.29          425
EQ/QUALITY BOND PLUS..............       1.40%       B          $ 16.16        5,096
EQ/QUALITY BOND PLUS..............       1.50%       B          $ 10.61        9,223
EQ/QUALITY BOND PLUS..............       1.55%       B          $ 15.77        3,756
EQ/QUALITY BOND PLUS..............       1.60%       B          $ 15.64        1,604
EQ/QUALITY BOND PLUS..............       1.65%       B          $ 10.51        9,834
EQ/QUALITY BOND PLUS..............       1.70%       B          $ 15.38        1,133
EQ/QUALITY BOND PLUS..............       1.80%       B          $ 15.13            4
EQ/QUALITY BOND PLUS..............       1.90%       B          $ 14.88            8

                                     FSA-35

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2009


                                                                                  Units
                                         Contract                              Outstanding
                                          charges   Share Class   Unit Value     (000s)
                                        ---------- ------------- ------------ ------------
EQ/SMALL COMPANY INDEX...............       1.30%       A          $ 10.76            1
EQ/SMALL COMPANY INDEX...............       1.55%       A          $ 10.76           --
EQ/SMALL COMPANY INDEX...............       1.65%       A          $ 10.76           --
EQ/SMALL COMPANY INDEX...............       1.70%       A          $ 10.76           --
EQ/SMALL COMPANY INDEX...............       0.50%       B          $ 14.88           --
EQ/SMALL COMPANY INDEX...............       0.95%       B          $ 14.09            6
EQ/SMALL COMPANY INDEX...............       1.20%       B          $ 13.67        2,399
EQ/SMALL COMPANY INDEX...............       1.25%       B          $ 11.72        3,897
EQ/SMALL COMPANY INDEX...............       1.30%       B          $ 11.64        4,873
EQ/SMALL COMPANY INDEX...............       1.35%       B          $ 13.42          864
EQ/SMALL COMPANY INDEX...............       1.40%       B          $ 13.34        3,860
EQ/SMALL COMPANY INDEX...............       1.50%       B          $ 11.53        5,543
EQ/SMALL COMPANY INDEX...............       1.55%       B          $ 13.10        4,503
EQ/SMALL COMPANY INDEX...............       1.60%       B          $ 13.02        1,522
EQ/SMALL COMPANY INDEX...............       1.65%       B          $ 11.42        7,505
EQ/SMALL COMPANY INDEX...............       1.70%       B          $ 12.86        1,024
EQ/SMALL COMPANY INDEX...............       1.80%       B          $ 12.70           12
EQ/SMALL COMPANY INDEX...............       1.90%       B          $ 12.55            3

EQ/T. ROWE PRICE GROWTH STOCK........       1.30%       A          $ 10.35            3
EQ/T. ROWE PRICE GROWTH STOCK........       1.55%       A          $ 10.35           --
EQ/T. ROWE PRICE GROWTH STOCK........       1.65%       A          $ 10.34           --
EQ/T. ROWE PRICE GROWTH STOCK........       1.70%       A          $ 10.34           --
EQ/T. ROWE PRICE GROWTH STOCK........       0.50%       B          $ 16.84           --
EQ/T. ROWE PRICE GROWTH STOCK........       0.95%       B          $ 15.28            4
EQ/T. ROWE PRICE GROWTH STOCK........       1.20%       B          $ 14.47        1,513
EQ/T. ROWE PRICE GROWTH STOCK........       1.25%       B          $ 14.32        2,034
EQ/T. ROWE PRICE GROWTH STOCK........       1.30%       B          $  5.42        7,194
EQ/T. ROWE PRICE GROWTH STOCK........       1.35%       B          $ 14.01          419
EQ/T. ROWE PRICE GROWTH STOCK........       1.40%       B          $ 13.86        2,357
EQ/T. ROWE PRICE GROWTH STOCK........       1.50%       B          $ 13.56        3,312
EQ/T. ROWE PRICE GROWTH STOCK........       1.55%       B          $ 13.41        3,402
EQ/T. ROWE PRICE GROWTH STOCK........       1.60%       B          $ 13.27        1,232
EQ/T. ROWE PRICE GROWTH STOCK........       1.65%       B          $ 13.12        5,286
EQ/T. ROWE PRICE GROWTH STOCK........       1.70%       B          $ 12.98          610
EQ/T. ROWE PRICE GROWTH STOCK........       1.80%       B          $ 12.70           12
EQ/T. ROWE PRICE GROWTH STOCK........       1.90%       B          $ 12.43           11

EQ/TEMPLETON GLOBAL EQUITY...........       1.30%       A          $ 10.17           --
EQ/TEMPLETON GLOBAL EQUITY...........       1.55%       A          $ 10.17           --
EQ/TEMPLETON GLOBAL EQUITY...........       1.65%       A          $ 10.17           --
EQ/TEMPLETON GLOBAL EQUITY...........       1.70%       A          $ 10.17           --
EQ/TEMPLETON GLOBAL EQUITY...........       0.50%       B          $  8.35           --
EQ/TEMPLETON GLOBAL EQUITY...........       0.95%       B          $  8.22            1
EQ/TEMPLETON GLOBAL EQUITY...........       1.20%       B          $  8.15          503
EQ/TEMPLETON GLOBAL EQUITY...........       1.25%       B          $  8.14        1,698
EQ/TEMPLETON GLOBAL EQUITY...........       1.30%       B          $  8.13        5,026
EQ/TEMPLETON GLOBAL EQUITY...........       1.35%       B          $  8.11          165
EQ/TEMPLETON GLOBAL EQUITY...........       1.40%       B          $  8.10          757
EQ/TEMPLETON GLOBAL EQUITY...........       1.50%       B          $  8.07        1,721
EQ/TEMPLETON GLOBAL EQUITY...........       1.55%       B          $  8.06        3,207
EQ/TEMPLETON GLOBAL EQUITY...........       1.60%       B          $  8.04          355
EQ/TEMPLETON GLOBAL EQUITY...........       1.65%       B          $  8.03        8,585
EQ/TEMPLETON GLOBAL EQUITY...........       1.70%       B          $  8.02          735
EQ/TEMPLETON GLOBAL EQUITY...........       1.80%       B          $  7.99            2
EQ/TEMPLETON GLOBAL EQUITY...........       1.90%       B          $  7.96           --

                                     FSA-36

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2009


                                                                                         Units
                                                Contract                              Outstanding
                                                 charges   Share Class   Unit Value     (000s)
                                               ---------- ------------- ------------ ------------
EQ/UBS GROWTH AND INCOME....................       0.50%       B          $  5.30           --
EQ/UBS GROWTH AND INCOME....................       0.95%       B          $  5.04           --
EQ/UBS GROWTH AND INCOME....................       1.20%       B          $  4.90          340
EQ/UBS GROWTH AND INCOME....................       1.25%       B          $  4.88        1,716
EQ/UBS GROWTH AND INCOME....................       1.30%       B          $  1.90        4,312
EQ/UBS GROWTH AND INCOME....................       1.35%       B          $  4.82           80
EQ/UBS GROWTH AND INCOME....................       1.40%       B          $  4.79          639
EQ/UBS GROWTH AND INCOME....................       1.50%       B          $  4.74        3,231
EQ/UBS GROWTH AND INCOME....................       1.55%       B          $  4.71        2,496
EQ/UBS GROWTH AND INCOME....................       1.60%       B          $  4.69          166
EQ/UBS GROWTH AND INCOME....................       1.65%       B          $  4.66        2,887
EQ/UBS GROWTH AND INCOME....................       1.70%       B          $  4.63          166
EQ/UBS GROWTH AND INCOME....................       1.80%       B          $  4.58           --
EQ/UBS GROWTH AND INCOME....................       1.90%       B          $  4.53           --

EQ/VAN KAMPEN COMSTOCK......................       1.30%       A          $ 10.21           --
EQ/VAN KAMPEN COMSTOCK......................       1.55%       A          $ 10.21           --
EQ/VAN KAMPEN COMSTOCK......................       1.65%       A          $ 10.21           --
EQ/VAN KAMPEN COMSTOCK......................       1.70%       A          $ 10.21           --
EQ/VAN KAMPEN COMSTOCK......................       0.50%       B          $  9.41           --
EQ/VAN KAMPEN COMSTOCK......................       0.95%       B          $  9.21            1
EQ/VAN KAMPEN COMSTOCK......................       1.20%       B          $  9.10          361
EQ/VAN KAMPEN COMSTOCK......................       1.25%       B          $  9.08        3,717
EQ/VAN KAMPEN COMSTOCK......................       1.30%       B          $  9.06        2,994
EQ/VAN KAMPEN COMSTOCK......................       1.35%       B          $  9.04          202
EQ/VAN KAMPEN COMSTOCK......................       1.40%       B          $  9.01          694
EQ/VAN KAMPEN COMSTOCK......................       1.50%       B          $  8.97        3,068
EQ/VAN KAMPEN COMSTOCK......................       1.55%       B          $  8.95        2,153
EQ/VAN KAMPEN COMSTOCK......................       1.60%       B          $  8.93          427
EQ/VAN KAMPEN COMSTOCK......................       1.65%       B          $  8.91       10,345
EQ/VAN KAMPEN COMSTOCK......................       1.70%       B          $  8.89          490
EQ/VAN KAMPEN COMSTOCK......................       1.80%       B          $  8.85            2
EQ/VAN KAMPEN COMSTOCK......................       1.90%       B          $  8.80           --

EQ/VAN KAMPEN MID CAP GROWTH................       1.30%       A          $ 10.21            2
EQ/VAN KAMPEN MID CAP GROWTH................       1.55%       A          $ 10.21            1
EQ/VAN KAMPEN MID CAP GROWTH................       1.65%       A          $ 10.20           --
EQ/VAN KAMPEN MID CAP GROWTH................       1.70%       A          $ 10.20           --
EQ/VAN KAMPEN MID CAP GROWTH................       0.50%       B          $ 13.50           --
EQ/VAN KAMPEN MID CAP GROWTH................       0.95%       B          $ 13.21            4
EQ/VAN KAMPEN MID CAP GROWTH................       1.20%       B          $ 13.06        1,227
EQ/VAN KAMPEN MID CAP GROWTH................       1.25%       B          $ 13.03        3,700
EQ/VAN KAMPEN MID CAP GROWTH................       1.30%       B          $ 13.00        4,560
EQ/VAN KAMPEN MID CAP GROWTH................       1.35%       B          $ 12.97          470
EQ/VAN KAMPEN MID CAP GROWTH................       1.40%       B          $ 12.94        2,331
EQ/VAN KAMPEN MID CAP GROWTH................       1.50%       B          $ 12.87        4,827
EQ/VAN KAMPEN MID CAP GROWTH................       1.55%       B          $ 12.84        5,105
EQ/VAN KAMPEN MID CAP GROWTH................       1.60%       B          $ 12.81          511
EQ/VAN KAMPEN MID CAP GROWTH................       1.65%       B          $ 12.78        7,909
EQ/VAN KAMPEN MID CAP GROWTH................       1.70%       B          $ 12.75          885
EQ/VAN KAMPEN MID CAP GROWTH................       1.80%       B          $ 12.69           --
EQ/VAN KAMPEN MID CAP GROWTH................       1.90%       B          $ 12.63           --

FIDELITY(R) VIP CONTRAFUND PORTFOLIO........       1.30%       B          $ 10.37            1
FIDELITY(R) VIP CONTRAFUND PORTFOLIO........       1.55%       B          $ 10.37           --
FIDELITY(R) VIP CONTRAFUND PORTFOLIO........       1.65%       B          $ 10.37           --
FIDELITY(R) VIP CONTRAFUND PORTFOLIO........       1.70%       B          $ 10.37            1

                                     FSA-37

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2009


                                                                                                        Units
                                                               Contract                              Outstanding
                                                                charges   Share Class   Unit Value     (000s)
                                                              ---------- ------------- ------------ ------------
FIDELITY(R) VIP MID CAP PORTFOLIO..........................       1.30%       B          $ 10.17          1
FIDELITY(R) VIP MID CAP PORTFOLIO..........................       1.55%       B          $ 10.17         --
FIDELITY(R) VIP MID CAP PORTFOLIO..........................       1.65%       B          $ 10.17         --
FIDELITY(R) VIP MID CAP PORTFOLIO..........................       1.70%       B          $ 10.17         --

FIDELITY(R) VIP STRATEGIC INCOME PORTFOLIO.................       1.30%       B          $ 10.14          2
FIDELITY(R) VIP STRATEGIC INCOME PORTFOLIO.................       1.55%       B          $ 10.13         --
FIDELITY(R) VIP STRATEGIC INCOME PORTFOLIO.................       1.65%       B          $ 10.13         --
FIDELITY(R) VIP STRATEGIC INCOME PORTFOLIO.................       1.70%       B          $ 10.13         --

FRANKLIN STRATEGIC INCOME SECURITIES FUND..................       1.30%       B          $ 10.15          5
FRANKLIN STRATEGIC INCOME SECURITIES FUND..................       1.55%       B          $ 10.15         --
FRANKLIN STRATEGIC INCOME SECURITIES FUND..................       1.65%       B          $ 10.15         --
FRANKLIN STRATEGIC INCOME SECURITIES FUND..................       1.70%       B          $ 10.15         --

GOLDMAN SACHS VIT MID CAP VALUE FUND.......................       1.30%       B          $ 10.48         --
GOLDMAN SACHS VIT MID CAP VALUE FUND.......................       1.55%       B          $ 10.47         --
GOLDMAN SACHS VIT MID CAP VALUE FUND.......................       1.65%       B          $ 10.47         --
GOLDMAN SACHS VIT MID CAP VALUE FUND.......................       1.70%       B          $ 10.47         --

IVY FUNDS VIP DIVIDEND OPPORTUNITIES.......................       1.30%       B          $ 10.15         --
IVY FUNDS VIP DIVIDEND OPPORTUNITIES.......................       1.55%       B          $ 10.15         --
IVY FUNDS VIP DIVIDEND OPPORTUNITIES.......................       1.65%       B          $ 10.15         --
IVY FUNDS VIP DIVIDEND OPPORTUNITIES.......................       1.70%       B          $ 10.15          1

IVY FUNDS VIP ENERGY.......................................       1.30%       B          $ 10.32         --
IVY FUNDS VIP ENERGY.......................................       1.55%       B          $ 10.32         --
IVY FUNDS VIP ENERGY.......................................       1.65%       B          $ 10.32         --
IVY FUNDS VIP ENERGY.......................................       1.70%       B          $ 10.32         --

IVY FUNDS VIP GLOBAL NATURAL RESOURCES.....................       1.30%       B          $ 10.35          6
IVY FUNDS VIP GLOBAL NATURAL RESOURCES.....................       1.55%       B          $ 10.35         --
IVY FUNDS VIP GLOBAL NATURAL RESOURCES.....................       1.65%       B          $ 10.34         --
IVY FUNDS VIP GLOBAL NATURAL RESOURCES.....................       1.70%       B          $ 10.34          1

IVY FUNDS VIP HIGH INCOME..................................       1.30%       B          $ 10.30          2
IVY FUNDS VIP HIGH INCOME..................................       1.55%       B          $ 10.29         --
IVY FUNDS VIP HIGH INCOME..................................       1.65%       B          $ 10.29         --
IVY FUNDS VIP HIGH INCOME..................................       1.70%       B          $ 10.29         --

IVY FUNDS VIP MID CAP GROWTH...............................       1.30%       B          $ 10.43         --
IVY FUNDS VIP MID CAP GROWTH...............................       1.55%       B          $ 10.42         --
IVY FUNDS VIP MID CAP GROWTH...............................       1.65%       B          $ 10.42         --
IVY FUNDS VIP MID CAP GROWTH...............................       1.70%       B          $ 10.42          2

IVY FUNDS VIP SCIENCE AND TECHNOLOGY.......................       1.30%       B          $ 10.62         --
IVY FUNDS VIP SCIENCE AND TECHNOLOGY.......................       1.55%       B          $ 10.62         --
IVY FUNDS VIP SCIENCE AND TECHNOLOGY.......................       1.65%       B          $ 10.61         --
IVY FUNDS VIP SCIENCE AND TECHNOLOGY.......................       1.70%       B          $ 10.61         --

IVY FUNDS VIP SMALL CAP GROWTH.............................       1.30%       B          $ 10.57         --
IVY FUNDS VIP SMALL CAP GROWTH.............................       1.55%       B          $ 10.56         --
IVY FUNDS VIP SMALL CAP GROWTH.............................       1.65%       B          $ 10.56         --
IVY FUNDS VIP SMALL CAP GROWTH.............................       1.70%       B          $ 10.56         --

LAZARD RETIREMENT EMERGING MARKETS EQUITY PORTFOLIO........       1.30%       B          $ 10.21         --
LAZARD RETIREMENT EMERGING MARKETS EQUITY PORTFOLIO........       1.55%       B          $ 10.21         --
LAZARD RETIREMENT EMERGING MARKETS EQUITY PORTFOLIO........       1.65%       B          $ 10.21         --
LAZARD RETIREMENT EMERGING MARKETS EQUITY PORTFOLIO........       1.70%       B          $ 10.21          2

                                     FSA-38

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2009


                                                                                         Units
                                                Contract                              Outstanding
                                                 charges   Share Class   Unit Value     (000s)
                                               ---------- ------------- ------------ ------------
MFS(R) INTERNATIONAL VALUE PORTFOLIO........       1.30%       B          $ 10.09           --
MFS(R) INTERNATIONAL VALUE PORTFOLIO........       1.55%       B          $ 10.08           --
MFS(R) INTERNATIONAL VALUE PORTFOLIO........       1.65%       B          $ 10.08           --
MFS(R) INTERNATIONAL VALUE PORTFOLIO........       1.70%       B          $ 10.08           --

MULTIMANAGER AGGRESSIVE EQUITY..............       0.50%       B          $ 57.33           --
MULTIMANAGER AGGRESSIVE EQUITY..............       0.95%       B          $ 51.43            1
MULTIMANAGER AGGRESSIVE EQUITY..............       1.20%       B          $ 48.41          665
MULTIMANAGER AGGRESSIVE EQUITY..............       1.25%       B          $ 10.29        3,811
MULTIMANAGER AGGRESSIVE EQUITY..............       1.30%       B          $ 10.16        2,900
MULTIMANAGER AGGRESSIVE EQUITY..............       1.35%       B          $ 46.68          317
MULTIMANAGER AGGRESSIVE EQUITY..............       1.40%       B          $ 46.12          984
MULTIMANAGER AGGRESSIVE EQUITY..............       1.50%       B          $ 10.13        6,121
MULTIMANAGER AGGRESSIVE EQUITY..............       1.55%       B          $ 44.47          764
MULTIMANAGER AGGRESSIVE EQUITY..............       1.60%       B          $ 43.93          370
MULTIMANAGER AGGRESSIVE EQUITY..............       1.65%       B          $ 10.03        5,825
MULTIMANAGER AGGRESSIVE EQUITY..............       1.70%       B          $ 42.88          144
MULTIMANAGER AGGRESSIVE EQUITY..............       1.80%       B          $ 41.84            3
MULTIMANAGER AGGRESSIVE EQUITY..............       1.90%       B          $ 40.84           --

MULTIMANAGER CORE BOND......................       0.50%       B          $ 13.95           --
MULTIMANAGER CORE BOND......................       0.95%       B          $ 13.45           --
MULTIMANAGER CORE BOND......................       1.20%       B          $ 13.18        7,850
MULTIMANAGER CORE BOND......................       1.25%       B          $ 12.21        7,470
MULTIMANAGER CORE BOND......................       1.30%       B          $ 12.20        8,726
MULTIMANAGER CORE BOND......................       1.35%       B          $ 13.02          834
MULTIMANAGER CORE BOND......................       1.40%       B          $ 12.97       13,028
MULTIMANAGER CORE BOND......................       1.50%       B          $ 12.01       11,182
MULTIMANAGER CORE BOND......................       1.55%       B          $ 12.81        7,487
MULTIMANAGER CORE BOND......................       1.60%       B          $ 12.76        4,407
MULTIMANAGER CORE BOND......................       1.65%       B          $ 11.90       19,288
MULTIMANAGER CORE BOND......................       1.70%       B          $ 12.66        3,238
MULTIMANAGER CORE BOND......................       1.80%       B          $ 12.55           15
MULTIMANAGER CORE BOND......................       1.90%       B          $ 12.45            3

MULTIMANAGER INTERNATIONAL EQUITY...........       0.50%       B          $ 13.43           --
MULTIMANAGER INTERNATIONAL EQUITY...........       0.95%       B          $ 12.95           --
MULTIMANAGER INTERNATIONAL EQUITY...........       1.20%       B          $ 12.69        2,645
MULTIMANAGER INTERNATIONAL EQUITY...........       1.25%       B          $ 13.71        3,660
MULTIMANAGER INTERNATIONAL EQUITY...........       1.30%       B          $ 13.65        3,873
MULTIMANAGER INTERNATIONAL EQUITY...........       1.35%       B          $ 12.53          439
MULTIMANAGER INTERNATIONAL EQUITY...........       1.40%       B          $ 12.48        4,149
MULTIMANAGER INTERNATIONAL EQUITY...........       1.50%       B          $ 13.49        5,445
MULTIMANAGER INTERNATIONAL EQUITY...........       1.55%       B          $ 12.33        4,312
MULTIMANAGER INTERNATIONAL EQUITY...........       1.60%       B          $ 12.28        1,474
MULTIMANAGER INTERNATIONAL EQUITY...........       1.65%       B          $ 13.36        8,035
MULTIMANAGER INTERNATIONAL EQUITY...........       1.70%       B          $ 12.18          967
MULTIMANAGER INTERNATIONAL EQUITY...........       1.80%       B          $ 12.08            9
MULTIMANAGER INTERNATIONAL EQUITY...........       1.90%       B          $ 11.99            1

MULTIMANAGER LARGE CAP CORE EQUITY..........       0.50%       B          $ 10.67           --
MULTIMANAGER LARGE CAP CORE EQUITY..........       0.95%       B          $ 10.29           --
MULTIMANAGER LARGE CAP CORE EQUITY..........       1.20%       B          $ 10.08        1,573
MULTIMANAGER LARGE CAP CORE EQUITY..........       1.25%       B          $ 10.99          905
MULTIMANAGER LARGE CAP CORE EQUITY..........       1.30%       B          $ 10.94          759
MULTIMANAGER LARGE CAP CORE EQUITY..........       1.35%       B          $  9.96          166
MULTIMANAGER LARGE CAP CORE EQUITY..........       1.40%       B          $  9.92        2,854
MULTIMANAGER LARGE CAP CORE EQUITY..........       1.50%       B          $ 10.81        1,611

                                     FSA-39

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2009


                                                                                       Units
                                              Contract                              Outstanding
                                               charges   Share Class   Unit Value     (000s)
                                             ---------- ------------- ------------ ------------
MULTIMANAGER LARGE CAP CORE EQUITY........       1.55%       B          $  9.80        1,086
MULTIMANAGER LARGE CAP CORE EQUITY........       1.60%       B          $  9.76          922
MULTIMANAGER LARGE CAP CORE EQUITY........       1.65%       B          $ 10.71        2,563
MULTIMANAGER LARGE CAP CORE EQUITY........       1.70%       B          $  9.68          452
MULTIMANAGER LARGE CAP CORE EQUITY........       1.80%       B          $  9.60            2
MULTIMANAGER LARGE CAP CORE EQUITY........       1.90%       B          $  9.52           --

MULTIMANAGER LARGE CAP GROWTH.............       0.50%       B          $  8.22           --
MULTIMANAGER LARGE CAP GROWTH.............       0.95%       B          $  7.93           --
MULTIMANAGER LARGE CAP GROWTH.............       1.20%       B          $  7.77        3,233
MULTIMANAGER LARGE CAP GROWTH.............       1.25%       B          $  9.24        2,381
MULTIMANAGER LARGE CAP GROWTH.............       1.30%       B          $  9.21        1,451
MULTIMANAGER LARGE CAP GROWTH.............       1.35%       B          $  7.68          357
MULTIMANAGER LARGE CAP GROWTH.............       1.40%       B          $  7.64        5,891
MULTIMANAGER LARGE CAP GROWTH.............       1.50%       B          $  9.10        3,437
MULTIMANAGER LARGE CAP GROWTH.............       1.55%       B          $  7.55        1,893
MULTIMANAGER LARGE CAP GROWTH.............       1.60%       B          $  7.52        2,237
MULTIMANAGER LARGE CAP GROWTH.............       1.65%       B          $  9.01        3,935
MULTIMANAGER LARGE CAP GROWTH.............       1.70%       B          $  7.46          747
MULTIMANAGER LARGE CAP GROWTH.............       1.80%       B          $  7.40           36
MULTIMANAGER LARGE CAP GROWTH.............       1.90%       B          $  7.34            3

MULTIMANAGER LARGE CAP VALUE..............       0.50%       B          $ 11.76           --
MULTIMANAGER LARGE CAP VALUE..............       0.95%       B          $ 11.34           16
MULTIMANAGER LARGE CAP VALUE..............       1.20%       B          $ 11.11        3,376
MULTIMANAGER LARGE CAP VALUE..............       1.25%       B          $ 11.97        3,372
MULTIMANAGER LARGE CAP VALUE..............       1.30%       B          $ 11.92        3,180
MULTIMANAGER LARGE CAP VALUE..............       1.35%       B          $ 10.98          384
MULTIMANAGER LARGE CAP VALUE..............       1.40%       B          $ 10.93        5,614
MULTIMANAGER LARGE CAP VALUE..............       1.50%       B          $ 11.78        5,400
MULTIMANAGER LARGE CAP VALUE..............       1.55%       B          $ 10.80        3,315
MULTIMANAGER LARGE CAP VALUE..............       1.60%       B          $ 10.76        2,160
MULTIMANAGER LARGE CAP VALUE..............       1.65%       B          $ 11.67        6,264
MULTIMANAGER LARGE CAP VALUE..............       1.70%       B          $ 10.67          860
MULTIMANAGER LARGE CAP VALUE..............       1.80%       B          $ 10.58           32
MULTIMANAGER LARGE CAP VALUE..............       1.90%       B          $ 10.50            3

MULTIMANAGER MID CAP GROWTH...............       0.50%       B          $ 10.06           --
MULTIMANAGER MID CAP GROWTH...............       0.95%       B          $  9.70            1
MULTIMANAGER MID CAP GROWTH...............       1.20%       B          $  9.51        4,099
MULTIMANAGER MID CAP GROWTH...............       1.25%       B          $ 11.61        2,493
MULTIMANAGER MID CAP GROWTH...............       1.30%       B          $ 11.57        1,900
MULTIMANAGER MID CAP GROWTH...............       1.35%       B          $  9.39          367
MULTIMANAGER MID CAP GROWTH...............       1.40%       B          $  9.35        6,425
MULTIMANAGER MID CAP GROWTH...............       1.50%       B          $ 11.43        3,637
MULTIMANAGER MID CAP GROWTH...............       1.55%       B          $  9.24        2,357
MULTIMANAGER MID CAP GROWTH...............       1.60%       B          $  9.20        2,263
MULTIMANAGER MID CAP GROWTH...............       1.65%       B          $ 11.32        4,627
MULTIMANAGER MID CAP GROWTH...............       1.70%       B          $  9.13          810
MULTIMANAGER MID CAP GROWTH...............       1.80%       B          $  9.05           10
MULTIMANAGER MID CAP GROWTH...............       1.90%       B          $  8.98            2

MULTIMANAGER MID CAP VALUE................       0.50%       B          $ 13.24           --
MULTIMANAGER MID CAP VALUE................       0.95%       B          $ 12.77            2
MULTIMANAGER MID CAP VALUE................       1.20%       B          $ 12.52        3,037
MULTIMANAGER MID CAP VALUE................       1.25%       B          $ 13.39        2,352
MULTIMANAGER MID CAP VALUE................       1.30%       B          $ 13.34        2,341
MULTIMANAGER MID CAP VALUE................       1.35%       B          $ 12.37          352

                                     FSA-40

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2009


                                                                                   Units
                                          Contract                              Outstanding
                                           charges   Share Class   Unit Value     (000s)
                                         ---------- ------------- ------------ ------------
MULTIMANAGER MID CAP VALUE............       1.40%       B          $ 12.32        5,142
MULTIMANAGER MID CAP VALUE............       1.50%       B          $ 13.18        3,723
MULTIMANAGER MID CAP VALUE............       1.55%       B          $ 12.17        2,667
MULTIMANAGER MID CAP VALUE............       1.60%       B          $ 12.12        1,844
MULTIMANAGER MID CAP VALUE............       1.65%       B          $ 13.06        4,569
MULTIMANAGER MID CAP VALUE............       1.70%       B          $ 12.02          803
MULTIMANAGER MID CAP VALUE............       1.80%       B          $ 11.92           10
MULTIMANAGER MID CAP VALUE............       1.90%       B          $ 11.82            1

MULTIMANAGER MULTI-SECTOR BOND........       0.50%       B          $ 32.86           --
MULTIMANAGER MULTI-SECTOR BOND........       0.95%       B          $ 29.61            3
MULTIMANAGER MULTI-SECTOR BOND........       1.20%       B          $ 27.94        2,255
MULTIMANAGER MULTI-SECTOR BOND........       1.25%       B          $ 10.47        5,696
MULTIMANAGER MULTI-SECTOR BOND........       1.30%       B          $ 10.34        3,205
MULTIMANAGER MULTI-SECTOR BOND........       1.35%       B          $ 26.98        1,101
MULTIMANAGER MULTI-SECTOR BOND........       1.40%       B          $ 26.67        3,644
MULTIMANAGER MULTI-SECTOR BOND........       1.50%       B          $ 10.30        9,334
MULTIMANAGER MULTI-SECTOR BOND........       1.55%       B          $ 25.75        1,890
MULTIMANAGER MULTI-SECTOR BOND........       1.60%       B          $ 25.45        1,854
MULTIMANAGER MULTI-SECTOR BOND........       1.65%       B          $ 10.21        8,522
MULTIMANAGER MULTI-SECTOR BOND........       1.70%       B          $ 24.86          663
MULTIMANAGER MULTI-SECTOR BOND........       1.80%       B          $ 24.29           10
MULTIMANAGER MULTI-SECTOR BOND........       1.90%       B          $ 23.72           --

MULTIMANAGER SMALL CAP GROWTH.........       0.50%       B          $  7.50           --
MULTIMANAGER SMALL CAP GROWTH.........       0.95%       B          $  7.13            1
MULTIMANAGER SMALL CAP GROWTH.........       1.20%       B          $  6.93          736
MULTIMANAGER SMALL CAP GROWTH.........       1.25%       B          $  6.89        3,951
MULTIMANAGER SMALL CAP GROWTH.........       1.30%       B          $  3.95        7,492
MULTIMANAGER SMALL CAP GROWTH.........       1.35%       B          $  6.82          366
MULTIMANAGER SMALL CAP GROWTH.........       1.40%       B          $  6.78        1,675
MULTIMANAGER SMALL CAP GROWTH.........       1.50%       B          $  6.70        5,666
MULTIMANAGER SMALL CAP GROWTH.........       1.55%       B          $  6.66        4,460
MULTIMANAGER SMALL CAP GROWTH.........       1.60%       B          $  6.63          322
MULTIMANAGER SMALL CAP GROWTH.........       1.65%       B          $  6.59        7,464
MULTIMANAGER SMALL CAP GROWTH.........       1.70%       B          $  6.55          786
MULTIMANAGER SMALL CAP GROWTH.........       1.80%       B          $  6.48            1
MULTIMANAGER SMALL CAP GROWTH.........       1.90%       B          $  6.41           --

MULTIMANAGER SMALL CAP VALUE..........       0.50%       B          $ 14.82           --
MULTIMANAGER SMALL CAP VALUE..........       0.95%       B          $ 14.04            5
MULTIMANAGER SMALL CAP VALUE..........       1.20%       B          $ 13.62        3,946
MULTIMANAGER SMALL CAP VALUE..........       1.25%       B          $ 10.23        5,478
MULTIMANAGER SMALL CAP VALUE..........       1.30%       B          $ 10.17        1,415
MULTIMANAGER SMALL CAP VALUE..........       1.35%       B          $ 13.37        1,914
MULTIMANAGER SMALL CAP VALUE..........       1.40%       B          $ 13.29        5,208
MULTIMANAGER SMALL CAP VALUE..........       1.50%       B          $ 10.07        7,062
MULTIMANAGER SMALL CAP VALUE..........       1.55%       B          $ 13.05        1,909
MULTIMANAGER SMALL CAP VALUE..........       1.60%       B          $ 12.97        2,646
MULTIMANAGER SMALL CAP VALUE..........       1.65%       B          $  9.97        6,164
MULTIMANAGER SMALL CAP VALUE..........       1.70%       B          $ 12.81          586
MULTIMANAGER SMALL CAP VALUE..........       1.80%       B          $ 12.66           29
MULTIMANAGER SMALL CAP VALUE..........       1.90%       B          $ 12.50            6

MULTIMANAGER TECHNOLOGY...............       0.50%       B          $ 10.80           --
MULTIMANAGER TECHNOLOGY...............       0.95%       B          $ 10.42           21
MULTIMANAGER TECHNOLOGY...............       1.20%       B          $ 10.21        2,254
MULTIMANAGER TECHNOLOGY...............       1.25%       B          $ 11.89        2,741

                                     FSA-41

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES (Concluded)

DECEMBER 31, 2009


                                                                                                                   Units
                                                                          Contract                              Outstanding
                                                                           charges   Share Class   Unit Value     (000s)
                                                                         ---------- ------------- ------------ ------------
MULTIMANAGER TECHNOLOGY...............................................       1.30%       B           $ 11.84        3,012
MULTIMANAGER TECHNOLOGY...............................................       1.35%       B           $ 10.08          657
MULTIMANAGER TECHNOLOGY...............................................       1.40%       B           $ 10.04        5,089
MULTIMANAGER TECHNOLOGY...............................................       1.50%       B           $ 11.70        5,807
MULTIMANAGER TECHNOLOGY...............................................       1.55%       B           $  9.92        5,240
MULTIMANAGER TECHNOLOGY...............................................       1.60%       B           $  9.88        2,062
MULTIMANAGER TECHNOLOGY...............................................       1.65%       B           $ 11.59        5,856
MULTIMANAGER TECHNOLOGY...............................................       1.70%       B           $  9.80          766
MULTIMANAGER TECHNOLOGY...............................................       1.80%       B           $  9.72            8
MULTIMANAGER TECHNOLOGY...............................................       1.90%       B           $  9.64           --

PIMCO VARIABLE INSURANCE TRUST EMERGING MARKETS BOND PORTFOLIO........       1.30%       B           $ 10.05           10
PIMCO VARIABLE INSURANCE TRUST EMERGING MARKETS BOND PORTFOLIO........       1.55%       B           $ 10.05           --
PIMCO VARIABLE INSURANCE TRUST EMERGING MARKETS BOND PORTFOLIO........       1.65%       B           $ 10.04           --
PIMCO VARIABLE INSURANCE TRUST EMERGING MARKETS BOND PORTFOLIO........       1.70%       B           $ 10.04           --

PIMCO VARIABLE INSURANCE TRUST REAL RETURN STRATEGY PORTFOLIO.........       1.30%       B           $  9.98            6
PIMCO VARIABLE INSURANCE TRUST REAL RETURN STRATEGY PORTFOLIO.........       1.55%       B           $  9.98           --
PIMCO VARIABLE INSURANCE TRUST REAL RETURN STRATEGY PORTFOLIO.........       1.65%       B           $  9.97            1
PIMCO VARIABLE INSURANCE TRUST REAL RETURN STRATEGY PORTFOLIO.........       1.70%       B           $  9.97           --

PIMCO VARIABLE INSURANCE TRUST TOTAL RETURN PORTFOLIO.................       1.30%       B           $  9.98            8
PIMCO VARIABLE INSURANCE TRUST TOTAL RETURN PORTFOLIO.................       1.55%       B           $  9.98           --
PIMCO VARIABLE INSURANCE TRUST TOTAL RETURN PORTFOLIO.................       1.65%       B           $  9.98           --
PIMCO VARIABLE INSURANCE TRUST TOTAL RETURN PORTFOLIO.................       1.70%       B           $  9.98           --

PROFUND VP BEAR.......................................................       1.30%       B           $  9.67            1
PROFUND VP BEAR.......................................................       1.55%       B           $  9.66           --
PROFUND VP BEAR.......................................................       1.65%       B           $  9.66           --
PROFUND VP BEAR.......................................................       1.70%       B           $  9.66           --

PROFUND VP BIOTECHNOLOGY..............................................       1.30%       B           $ 10.09           --
PROFUND VP BIOTECHNOLOGY..............................................       1.55%       B           $ 10.09           --
PROFUND VP BIOTECHNOLOGY..............................................       1.65%       B           $ 10.08           --
PROFUND VP BIOTECHNOLOGY..............................................       1.70%       B           $ 10.08           --

TEMPLETON DEVELOPING MARKETS SECURITIES FUND..........................       1.30%       B           $ 10.30            2
TEMPLETON DEVELOPING MARKETS SECURITIES FUND..........................       1.55%       B           $ 10.29           --
TEMPLETON DEVELOPING MARKETS SECURITIES FUND..........................       1.65%       B           $ 10.29           --
TEMPLETON DEVELOPING MARKETS SECURITIES FUND..........................       1.70%       B           $ 10.29           --

TEMPLETON GLOBAL BOND SECURITIES FUND.................................       1.30%       B           $ 10.05            3
TEMPLETON GLOBAL BOND SECURITIES FUND.................................       1.55%       B           $ 10.05           --
TEMPLETON GLOBAL BOND SECURITIES FUND.................................       1.65%       B           $ 10.05           --
TEMPLETON GLOBAL BOND SECURITIES FUND.................................       1.70%       B           $ 10.05           --

VAN ECK WORLDWIDE HARD ASSETS FUND....................................       1.30%       B           $ 10.30            1
VAN ECK WORLDWIDE HARD ASSETS FUND....................................       1.55%       B           $ 10.30           --
VAN ECK WORLDWIDE HARD ASSETS FUND....................................       1.65%       B           $ 10.30           --
VAN ECK WORLDWIDE HARD ASSETS FUND....................................       1.70%       B           $ 10.30           --

The accompanying notes are an integral part of these financial statements.

                                     FSA-42

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2009


                                                          AIM V.I.          AIM V.I.
                                                        GLOBAL REAL       MID CAP CORE
                                                      ESTATE FUND (b)   EQUITY FUND (b)
                                                     ----------------- -----------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts.........................       $--               $--
 Expenses:
  Less: Asset-based charges.........................         1                --
                                                           ---               ---
Net Investment Income (Loss)........................        (1)               --
                                                           ---               ---
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments...............        --                --
  Realized gain distribution from The Trusts........        --                --
                                                           ---               ---
 Net realized gain (loss)...........................        --                --
                                                           ---               ---
 Change in unrealized appreciation
  (depreciation) of investments.....................        10                (5)
                                                           ---               ---
Net Realized and Unrealized Gain (Loss) on
 Investments........................................        10                (5)
                                                           ---               ---
Net Increase (Decrease) in Net Assets
 Resulting from Operations..........................       $ 9               $(5)
                                                           ===               ===



                                                                       AMERICAN CENTURY
                                                         ALL ASSET        VP MID CAP       AXA AGGRESSIVE   AXA BALANCED
                                                      ALLOCATION (b)    VALUE FUND (b)       ALLOCATION     STRATEGY (a)
                                                     ---------------- ------------------ ----------------- -------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts.........................       $222             $  3          $    24,943,454   $  955,033
 Expenses:
  Less: Asset-based charges.........................         --               --               37,645,648      274,554
                                                           ----             ----          ---------------   ----------
Net Investment Income (Loss)........................        222                3              (12,702,194)     680,479
                                                           ----             ----          ---------------   ----------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments...............         --               --             (240,538,810)     133,154
  Realized gain distribution from The Trusts........        150               --              302,440,732      402,748
                                                           ----             ----          ---------------   ----------
 Net realized gain (loss)...........................        150               --               61,901,922      535,902
                                                           ----             ----          ---------------   ----------
 Change in unrealized appreciation
  (depreciation) of investments.....................        196              (11)             553,620,619      754,528
                                                           ----             ----          ---------------   ----------
Net Realized and Unrealized Gain (Loss) on
 Investments........................................        346              (11)             615,522,541    1,290,430
                                                           ----             ----          ---------------   ----------
Net Increase (Decrease) in Net Assets
 Resulting from Operations..........................       $568             $ (8)         $   602,820,347   $1,970,909
                                                           ====             ====          ===============   ==========

-------
The accompanying notes are an integral part of these financial statements.
(a) Units were made available for sale on June 8, 2009.
(b) Units were made available for sale on December 14, 2009.

                                     FSA-43

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2009


                                                      AXA CONSERVATIVE    AXA CONSERVATIVE
                                                         ALLOCATION     GROWTH STRATEGY (a)
                                                     ----------------- ---------------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts.........................   $  39,941,016          $674,279
 Expenses:
  Less: Asset-based charges.........................      25,302,597           158,101
                                                       -------------          --------
Net Investment Income (Loss)........................      14,638,419           516,178
                                                       -------------          --------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments...............     (81,086,045)           53,032
  Realized gain distribution from The Trusts........      57,869,672           191,333
                                                       -------------          --------
 Net realized gain (loss)...........................     (23,216,373)          244,365
                                                       -------------          --------
 Change in unrealized appreciation
  (depreciation) of investments.....................     157,791,510            82,731
                                                       -------------          --------
Net Realized and Unrealized Gain (Loss) on
 Investments........................................     134,575,137           327,096
                                                       -------------          --------
Net Increase (Decrease) in Net Assets
 Resulting from Operations..........................   $ 149,213,556          $843,274
                                                       =============          ========



                                                      AXA CONSERVATIVE   AXA CONSERVATIVE-PLUS    AXA GROWTH      AXA MODERATE
                                                        STRATEGY (a)           ALLOCATION        STRATEGY (a)      ALLOCATION
                                                     ------------------ ----------------------- -------------- -----------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts.........................    $   508,923          $  29,240,776        $1,341,180    $    90,223,488
 Expenses:
  Less: Asset-based charges.........................         96,731             22,188,793           570,687         92,907,433
                                                        -----------          -------------        ----------    ---------------
Net Investment Income (Loss)........................        412,192              7,051,983           770,493         (2,683,945)
                                                        -----------          -------------        ----------    ---------------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments...............         29,126            (63,650,130)          112,546       (139,165,511)
  Realized gain distribution from The Trusts........         57,470             93,204,788           842,474        447,853,874
                                                        -----------          -------------        ----------    ---------------
 Net realized gain (loss)...........................         86,596             29,554,658           955,020        308,688,363
                                                        -----------          -------------        ----------    ---------------
 Change in unrealized appreciation
  (depreciation) of investments.....................       (299,450)           156,537,422         3,895,194        647,151,022
                                                        -----------          -------------        ----------    ---------------
Net Realized and Unrealized Gain (Loss) on
 Investments........................................       (212,854)           186,092,080         4,850,214        955,839,385
                                                        -----------          -------------        ----------    ---------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations..........................    $   199,338          $ 193,144,063        $5,620,707    $   953,155,440
                                                        ===========          =============        ==========    ===============

-------
The accompanying notes are an integral part of these financial statements.
(a) Units were made available for sale on June 8, 2009.
(b) Units were made available for sale on December 14, 2009.

                                     FSA-44

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2009


                                                        AXA MODERATE    AXA MODERATE-PLUS      AXA TACTICAL
                                                      GROWTH STRATEGY       ALLOCATION      MANAGER 2000 I (b)
                                                     ----------------- ------------------- --------------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts.........................     $1,821,625      $  124,893,351           $   165
 Expenses:
  Less: Asset-based charges.........................        647,902         137,883,194                17
                                                         ----------      --------------           -------
Net Investment Income (Loss)........................      1,173,723         (12,989,843)              148
                                                         ----------      --------------           -------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments...............        121,596        (284,668,833)               --
  Realized gain distribution from The Trusts........      1,079,585         845,085,854                --
                                                         ----------      --------------           -------
 Net realized gain (loss)...........................      1,201,181         560,417,021                --
                                                         ----------      --------------           -------
 Change in unrealized appreciation
  (depreciation) of investments.....................      3,128,717       1,232,444,209            34,067
                                                         ----------      --------------           -------
Net Realized and Unrealized Gain (Loss) on
 Investments........................................      4,329,898       1,792,861,230            34,067
                                                         ----------      --------------           -------
Net Increase (Decrease) in Net Assets
 Resulting from Operations..........................     $5,503,621      $1,779,871,387           $34,215
                                                         ==========      ==============           =======



                                                                                                 AXA TACTICAL
                                                         AXA TACTICAL        AXA TACTICAL           MANAGER
                                                      MANAGER 400 I (b)   MANAGER 500 I (b)   INTERNATIONAL I (b)
                                                     ------------------- ------------------- --------------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts.........................       $   217             $   580              $   811
 Expenses:
  Less: Asset-based charges.........................            16                  46                   33
                                                           -------             -------              -------
Net Investment Income (Loss)........................           201                 534                  778
                                                           -------             -------              -------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments...............            --                  --                   --
  Realized gain distribution from The Trusts........            --                  --                  715
                                                           -------             -------              -------
 Net realized gain (loss)...........................            --                  --                  715
                                                           -------             -------              -------
 Change in unrealized appreciation
  (depreciation) of investments.....................        36,489              32,885               25,574
                                                           -------             -------              -------
Net Realized and Unrealized Gain (Loss) on
 Investments........................................        36,489              32,885               26,289
                                                           -------             -------              -------
Net Increase (Decrease) in Net Assets
 Resulting from Operations..........................       $36,690             $33,419              $27,067
                                                           =======             =======              =======

-------
The accompanying notes are an integral part of these financial statements.
(a) Units were made available for sale on June 8, 2009.
(b) Units were made available for sale on December 14, 2009.

                                     FSA-45

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2009


                                                          BLACKROCK GLOBAL       EQ/ALLIANCEBERNSTEIN
                                                      ALLOCATION V.I. FUND (b)       INTERNATIONAL
                                                     -------------------------- ----------------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts.........................          $  1,139              $  14,874,002
 Expenses:
  Less: Asset-based charges.........................                60                  9,183,006
                                                              --------              -------------
Net Investment Income (Loss)........................             1,079                  5,690,996
                                                              --------              -------------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments...............                --                (91,509,083)
  Realized gain distribution from The Trusts........                --                         --
                                                              --------              -------------
 Net realized gain (loss)...........................                --                (91,509,083)
                                                              --------              -------------
 Change in unrealized appreciation
  (depreciation) of investments.....................            (2,268)               232,468,311
                                                              --------              -------------
Net Realized and Unrealized Gain (Loss) on
 Investments........................................            (2,268)               140,959,228
                                                              --------              -------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations..........................          $ (1,189)             $ 146,650,224
                                                              ========              =============



                                                                             EQ/AXA FRANKLIN   EQ/BLACKROCK     EQ/BLACKROCK
                                                      EQ/ALLIANCEBERNSTEIN      SMALL CAP       BASIC VALUE     INTERNATIONAL
                                                        SMALL CAP GROWTH       VALUE CORE         EQUITY            VALUE
                                                     ---------------------- ---------------- ---------------- ----------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts.........................     $       52,070      $      849,949   $  16,463,074    $  13,245,128
 Expenses:
  Less: Asset-based charges.........................          4,362,202           1,234,568       8,708,356        9,362,483
                                                         --------------      --------------   -------------    -------------
Net Investment Income (Loss)........................         (4,310,132)           (384,619)      7,754,718        3,882,645
                                                         --------------      --------------   -------------    -------------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments...............        (34,343,729)        (17,913,800)    (35,090,646)     (48,807,629)
  Realized gain distribution from The Trusts........                 --                  --              --               --
                                                         --------------      --------------   -------------    -------------
 Net realized gain (loss)...........................        (34,343,729)        (17,913,800)    (35,090,646)     (48,807,629)
                                                         --------------      --------------   -------------    -------------
 Change in unrealized appreciation
  (depreciation) of investments.....................        128,581,249          38,569,835     189,036,589      208,617,978
                                                         --------------      --------------   -------------    -------------
Net Realized and Unrealized Gain (Loss) on
 Investments........................................         94,237,520          20,656,035     153,945,943      159,810,349
                                                         --------------      --------------   -------------    -------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations..........................     $   89,927,388      $   20,271,416   $ 161,700,661    $ 163,692,994
                                                         ==============      ==============   =============    =============

-------
The accompanying notes are an integral part of these financial statements.
(b) Units were made available for sale on December 14, 2009.


                                     FSA-46

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2009


                                                      EQ/BOSTON ADVISORS       EQ/CALVERT
                                                        EQUITY INCOME     SOCIALLY RESPONSIBLE
                                                     ------------------- ----------------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts.........................   $    4,197,605         $     95,516
 Expenses:
  Less: Asset-based charges.........................        2,417,840              569,706
                                                       --------------         ------------
Net Investment Income (Loss)........................        1,779,765             (474,190)
                                                       --------------         ------------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments...............      (25,947,444)          (3,614,940)
  Realized gain distribution from The Trusts........               --                   --
                                                       --------------         ------------
 Net realized gain (loss)...........................      (25,947,444)          (3,614,940)
                                                       --------------         ------------
 Change in unrealized appreciation
  (depreciation) of investments.....................       43,864,420           14,488,579
                                                       --------------         ------------
Net Realized and Unrealized Gain (Loss) on
 Investments........................................       17,916,976           10,873,639
                                                       --------------         ------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations..........................   $   19,696,741         $ 10,399,449
                                                       ==============         ============



                                                         EQ/CAPITAL         EQ/CAPITAL         EQ/COMMON         EQ/CORE
                                                      GUARDIAN GROWTH   GUARDIAN RESEARCH     STOCK INDEX      BOND INDEX
                                                     ----------------- ------------------- ---------------- ----------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts.........................  $      941,431      $   8,849,078     $  11,775,585    $   23,670,565
 Expenses:
  Less: Asset-based charges.........................       4,266,378         11,228,995         9,474,270        13,198,765
                                                      --------------      -------------     -------------    --------------
Net Investment Income (Loss)........................      (3,324,947)        (2,379,917)        2,301,315        10,471,800
                                                      --------------      -------------     -------------    --------------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments...............     (17,504,333)       (36,538,854)      (47,722,505)      (41,741,742)
  Realized gain distribution from The Trusts........              --                 --                --                --
                                                      --------------      -------------     -------------    --------------
 Net realized gain (loss)...........................     (17,504,333)       (36,538,854)      (47,722,505)      (41,741,742)
                                                      --------------      -------------     -------------    --------------
 Change in unrealized appreciation
  (depreciation) of investments.....................     101,412,213        244,976,815       205,511,015        36,863,152
                                                      --------------      -------------     -------------    --------------
Net Realized and Unrealized Gain (Loss) on
 Investments........................................      83,907,880        208,437,961       157,788,510        (4,878,590)
                                                      --------------      -------------     -------------    --------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations..........................  $   80,582,933      $ 206,058,044     $ 160,089,825    $    5,593,210
                                                      ==============      =============     =============    ==============

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-47

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2009


                                                       EQ/DAVIS NEW       EQ/EQUITY       EQ/EQUITY
                                                       YORK VENTURE       500 INDEX      GROWTH PLUS
                                                     ---------------- ---------------- ---------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts.........................  $    4,804,192   $  19,314,221    $  10,018,475
 Expenses:
  Less: Asset-based charges.........................       4,163,759      14,402,511       17,281,651
                                                      --------------   -------------    -------------
Net Investment Income (Loss)........................         640,433       4,911,710       (7,263,176)
                                                      --------------   -------------    -------------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments...............     (26,279,448)    (61,649,990)     (52,280,543)
  Realized gain distribution from The Trusts........              --       2,819,074               --
                                                      --------------   -------------    -------------
 Net realized gain (loss)...........................     (26,279,448)    (58,830,916)     (52,280,543)
                                                      --------------   -------------    -------------
 Change in unrealized appreciation
  (depreciation) of investments.....................     105,138,412     280,996,890      342,994,624
                                                      --------------   -------------    -------------
Net Realized and Unrealized Gain (Loss) on
 Investments........................................      78,858,964     222,165,974      290,714,081
                                                      --------------   -------------    -------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations..........................  $   79,499,397   $ 227,077,684    $ 283,450,905
                                                      ==============   =============    =============



                                                      EQ/EVERGREEN    EQ/FRANKLIN        EQ/FRANKLIN
                                                          OMEGA      CORE BALANCED   TEMPLETON ALLOCATION
                                                     -------------- --------------- ---------------------
Income and Expenses:
 nvestment Income:
  Dividends from The Trusts.........................  $    367,028   $  29,692,576      $  28,150,298
 Expenses:
  Less: Asset-based charges.........................     2,788,468       7,552,501         17,410,196
                                                      ------------   -------------      -------------
Net Investment Income (Loss)........................    (2,421,440)     22,140,075         10,740,102
                                                      ------------   -------------      -------------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments...............    (9,138,410)    (41,977,203)       (68,257,655)
  Realized gain distribution from The Trusts........            --              --                 --
                                                      ------------   -------------      -------------
 Net realized gain (loss)...........................    (9,138,410)    (41,977,203)       (68,257,655)
                                                      ------------   -------------      -------------
 Change in unrealized appreciation
  (depreciation) of investments.....................    77,956,029     149,692,792        343,049,903
                                                      ------------   -------------      -------------
Net Realized and Unrealized Gain (Loss) on
 Investments........................................    68,817,619     107,715,589        274,792,248
                                                      ------------   -------------      -------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations..........................  $ 66,396,179   $ 129,855,664      $ 285,532,350
                                                      ============   =============      =============

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-48

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2009


                                                        EQ/GAMCO        EQ/GAMCO
                                                       MERGERS AND   SMALL COMPANY      EQ/GLOBAL
                                                      ACQUISITIONS       VALUE          BOND PLUS
                                                     -------------- --------------- ----------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts.........................  $         --   $   2,150,947   $    3,158,091
 Expenses:
  Less: Asset-based charges.........................     1,793,681       7,200,981        5,863,255
                                                      ------------   -------------   --------------
Net Investment Income (Loss)........................    (1,793,681)     (5,050,034)      (2,705,164)
                                                      ------------   -------------   --------------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments...............    (6,400,132)    (22,466,131)     (24,770,624)
  Realized gain distribution from The Trusts........       633,260              --        1,452,885
                                                      ------------   -------------   --------------
 Net realized gain (loss)...........................    (5,766,872)    (22,466,131)     (23,317,739)
                                                      ------------   -------------   --------------
 Change in unrealized appreciation
  (depreciation) of investments.....................    24,311,739     198,092,476       26,152,690
                                                      ------------   -------------   --------------
Net Realized and Unrealized Gain (Loss) on
 Investments........................................    18,544,867     175,626,345        2,834,951
                                                      ------------   -------------   --------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations..........................  $ 16,751,186   $ 170,576,311   $      129,787
                                                      ============   =============   ==============



                                                         EQ/GLOBAL      EQ/INTERMEDIATE
                                                        MULTI-SECTOR       GOVERNMENT     EQ/INTERNATIONAL
                                                           EQUITY          BOND INDEX        CORE PLUS
                                                     ----------------- ----------------- -----------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts.........................  $    11,860,644    $   3,890,176     $  19,900,816
 Expenses:
  Less: Asset-based charges.........................       13,199,182        5,727,293         9,391,428
                                                      ---------------    -------------     -------------
Net Investment Income (Loss)........................       (1,338,538)      (1,837,117)       10,509,388
                                                      ---------------    -------------     -------------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments...............     (134,958,138)      (5,818,927)      (46,621,982)
  Realized gain distribution from The Trusts........               --               --                --
                                                      ---------------    -------------     -------------
 Net realized gain (loss)...........................     (134,958,138)      (5,818,927)      (46,621,982)
                                                      ---------------    -------------     -------------
 Change in unrealized appreciation
  (depreciation) of investments.....................      486,494,355       (7,140,455)      225,338,883
                                                      ---------------    -------------     -------------
Net Realized and Unrealized Gain (Loss) on
 Investments........................................      351,536,217      (12,959,382)      178,716,901
                                                      ---------------    -------------     -------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations..........................  $   350,197,679    $ (14,796,499)    $ 189,226,289
                                                      ===============    =============     =============

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-49

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2009


                                                                             EQ/INTERNATIONAL
                                                      EQ/INTERNATIONAL ETF        GROWTH
                                                     ---------------------- -----------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts.........................        $164,334         $    2,631,249
 Expenses:
  Less: Asset-based charges.........................             --               3,082,517
                                                            --------         --------------
Net Investment Income (Loss)........................         164,334               (451,268)
                                                            --------         --------------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments...............              (1)           (26,477,852)
  Realized gain distribution from The Trusts........          64,866                      --
                                                            --------         --------------
 Net realized gain (loss)...........................          64,865            (26,477,852)
                                                            --------         --------------
 Change in unrealized appreciation
  (depreciation) of investments.....................         151,754             92,760,178
                                                            --------         --------------
Net Realized and Unrealized Gain (Loss) on
 Investments........................................         216,619             66,282,326
                                                            --------         --------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations..........................        $380,953         $   65,831,058
                                                            ========         ==============



                                                          EQ/JPMORGAN        EQ/LARGE CAP     EQ/LARGE CAP     EQ/LARGE CAP
                                                      VALUE OPPORTUNITIES      CORE PLUS      GROWTH INDEX      GROWTH PLUS
                                                     --------------------- ---------------- ---------------- ----------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts.........................    $    3,232,082      $    5,940,298   $    5,727,643   $    2,794,843
 Expenses:
  Less: Asset-based charges.........................         3,134,261           1,993,377        3,961,684        3,117,800
                                                        --------------      --------------   --------------   --------------
Net Investment Income (Loss)........................            97,821           3,946,921        1,765,959         (322,957)
                                                        --------------      --------------   --------------   --------------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments...............       (29,711,065)        (15,412,420)     (13,310,399)     (12,614,811)
  Realized gain distribution from The Trusts........                --                  --               --               --
                                                        --------------      --------------   --------------   --------------
 Net realized gain (loss)...........................       (29,711,065)        (15,412,420)     (13,310,399)     (12,614,811)
                                                        --------------      --------------   --------------   --------------
 Change in unrealized appreciation
  (depreciation) of investments.....................        89,134,293          42,870,315      100,800,552       75,552,967
                                                        --------------      --------------   --------------   --------------
Net Realized and Unrealized Gain (Loss) on
 Investments........................................        59,423,228          27,457,895       87,490,153       62,938,156
                                                        --------------      --------------   --------------   --------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations..........................    $   59,521,049      $   31,404,816   $   89,256,112   $   62,615,199
                                                        ==============      ==============   ==============   ==============

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-50

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2009


                                                       EQ/LARGE CAP      EQ/LARGE CAP
                                                        VALUE INDEX       VALUE PLUS
                                                     ---------------- -----------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts.........................  $    8,096,912   $    22,859,653
 Expenses:
  Less: Asset-based charges.........................       1,323,688        15,381,569
                                                      --------------   ---------------
Net Investment Income (Loss)........................       6,773,224         7,478,084
                                                      --------------   ---------------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments...............     (27,527,716)     (116,190,615)
  Realized gain distribution from The Trusts........              --                --
                                                      --------------   ---------------
 Net realized gain (loss)...........................     (27,527,716)     (116,190,615)
                                                      --------------   ---------------
 Change in unrealized appreciation
  (depreciation) of investments.....................      38,402,053       296,761,284
                                                      --------------   ---------------
Net Realized and Unrealized Gain (Loss) on
 Investments........................................      10,874,337       180,570,669
                                                      --------------   ---------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations..........................  $   17,647,561   $   188,048,753
                                                      ==============   ===============



                                                        EQ/LORD ABBETT    EQ/LORD ABBETT     EQ/MID CAP       EQ/MID CAP
                                                      GROWTH AND INCOME   LARGE CAP CORE       INDEX          VALUE PLUS
                                                     ------------------- ---------------- --------------- -----------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts.........................   $      745,579     $      826,605   $   6,039,641   $   10,163,157
 Expenses:
  Less: Asset-based charges.........................        1,513,052          1,808,040       8,081,652        8,797,350
                                                       --------------     --------------   -------------   --------------
Net Investment Income (Loss)........................         (767,473)          (981,435)     (2,042,011)       1,365,807
                                                       --------------     --------------   -------------   --------------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments...............      (12,823,244)       (10,046,237)    (76,754,441)    (124,353,745)
  Realized gain distribution from The Trusts........               --                 --              --               --
                                                       --------------     --------------   -------------   --------------
 Net realized gain (loss)...........................      (12,823,244)       (10,046,237)    (76,754,441)    (124,353,745)
                                                       --------------     --------------   -------------   --------------
 Change in unrealized appreciation
  (depreciation) of investments.....................       31,280,658         41,151,180     249,782,270       36,575,607
                                                       --------------     --------------   -------------   --------------
Net Realized and Unrealized Gain (Loss) on
 Investments........................................       18,457,414         31,104,943     173,027,829      (87,778,138)
                                                       --------------     --------------   -------------   --------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations..........................   $   17,689,941     $   30,123,508   $ 170,985,818   $  (86,412,331)
                                                       ==============     ==============   =============   ==============

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-51

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2009


                                                         EQ/MONEY        EQ/MONTAG &
                                                          MARKET       CALDWELL GROWTH
                                                     ---------------- -----------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts.........................  $           8    $      591,270
 Expenses:
  Less: Asset-based charges.........................     18,440,074         2,302,593
                                                      -------------    --------------
Net Investment Income (Loss)........................    (18,440,066)       (1,711,323)
                                                      -------------    --------------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments...............       (233,096)      (14,655,162)
  Realized gain distribution from The Trusts........             --                --
                                                      -------------    --------------
 Net realized gain (loss)...........................       (233,096)      (14,655,162)
                                                      -------------    --------------
 Change in unrealized appreciation
  (depreciation) of investments.....................        156,107        55,673,036
                                                      -------------    --------------
Net Realized and Unrealized Gain (Loss) on
 Investments........................................        (76,989)       41,017,874
                                                      -------------    --------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations..........................  $ (18,517,055)   $   39,306,551
                                                      =============    ==============



                                                          EQ/MUTUAL      EQ/OPPENHEIMER       EQ/PIMCO         EQ/QUALITY
                                                      LARGE CAP EQUITY       GLOBAL       ULTRA SHORT BOND      BOND PLUS
                                                     ------------------ ---------------- ------------------ ----------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts.........................   $      391,798    $      788,883    $   13,313,175    $   15,246,409
 Expenses:
  Less: Asset-based charges.........................        3,229,718         1,788,395        17,043,301         5,629,440
                                                       --------------    --------------    --------------    --------------
Net Investment Income (Loss)........................       (2,837,920)         (999,512)       (3,730,126)        9,616,969
                                                       --------------    --------------    --------------    --------------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments...............      (25,424,474)      (12,845,925)      (38,359,983)      (16,834,854)
  Realized gain distribution from The Trusts........               --                --         2,829,582                --
                                                       --------------    --------------    --------------    --------------
 Net realized gain (loss)...........................      (25,424,474)      (12,845,925)      (35,530,401)      (16,834,854)
                                                       --------------    --------------    --------------    --------------
 Change in unrealized appreciation
  (depreciation) of investments.....................       74,942,306        52,404,085        69,287,120        27,244,526
                                                       --------------    --------------    --------------    --------------
Net Realized and Unrealized Gain (Loss) on
 Investments........................................       49,517,832        39,558,160        33,756,719        10,409,672
                                                       --------------    --------------    --------------    --------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations..........................   $   46,679,912    $   38,558,648    $   30,026,593    $   20,026,641
                                                       ==============    ==============    ==============    ==============

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-52

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2009


                                                         EQ/SMALL      EQ/T. ROWE PRICE
                                                       COMPANY INDEX     GROWTH STOCK
                                                     ---------------- ------------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts.........................  $    5,081,397    $           --
 Expenses:
  Less: Asset-based charges.........................       4,797,496         3,334,900
                                                      --------------    --------------
Net Investment Income (Loss)........................         283,901        (3,334,900)
                                                      --------------    --------------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments...............     (47,942,631)      (11,405,129)
  Realized gain distribution from The Trusts........              --                --
                                                      --------------    --------------
 Net realized gain (loss)...........................     (47,942,631)      (11,405,129)
                                                      --------------    --------------
 Change in unrealized appreciation
  (depreciation) of investments.....................     125,840,042        93,287,481
                                                      --------------    --------------
Net Realized and Unrealized Gain (Loss) on
 Investments........................................      77,897,411        81,882,352
                                                      --------------    --------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations..........................  $   78,181,312    $   78,547,452
                                                      ==============    ==============



                                                       EQ/TEMPLETON          EQ/UBS         EQ/VAN KAMPEN   EQ/VAN KAMPEN
                                                       GLOBAL EQUITY   GROWTH AND INCOME      COMSTOCK      MID CAP GROWTH
                                                     ---------------- ------------------- ---------------- ---------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts.........................  $    2,398,888     $    448,409      $    2,724,014   $          --
 Expenses:
  Less: Asset-based charges.........................       2,416,588          784,997           2,854,892       4,344,315
                                                      --------------     ------------      --------------   -------------
Net Investment Income (Loss)........................         (17,700)        (336,588)           (130,878)     (4,344,315)
                                                      --------------     ------------      --------------   -------------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments...............     (20,976,814)      (7,822,551)        (22,515,911)    (25,824,738)
  Realized gain distribution from The Trusts........              --               --                  --              --
                                                      --------------     ------------      --------------   -------------
 Net realized gain (loss)...........................     (20,976,814)      (7,822,551)        (22,515,911)    (25,824,738)
                                                      --------------     ------------      --------------   -------------
 Change in unrealized appreciation
  (depreciation) of investments.....................      62,319,576       22,719,844          68,993,230     155,347,475
                                                      --------------     ------------      --------------   -------------
Net Realized and Unrealized Gain (Loss) on
 Investments........................................      41,342,762       14,897,293          46,477,319     129,522,737
                                                      --------------     ------------      --------------   -------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations..........................  $   41,325,062     $ 14,560,705      $   46,346,441   $ 125,178,422
                                                      ==============     ============      ==============   =============

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-53

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2009


                                                      FIDELITY(R) VIP  FIDELITY(R) VIP    FIDELITY(R) VIP
                                                        CONTRAFUND         MID CAP       STRATEGIC INCOME
                                                       PORTFOLIO (b)    PORTFOLIO (b)      PORTFOLIO (b)
                                                     ---------------- ----------------- ------------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts.........................       $--               $--               $--
 Expenses:
  Less: Asset-based charges.........................         1                --                 2
                                                           ---               ---               ---
Net Investment Income (Loss)........................        (1)               --                (2)
                                                           ---               ---               ---
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments...............        --                --                --
  Realized gain distribution from The Trusts........        --                --                --
                                                           ---               ---               ---
 Net realized gain (loss)...........................        --                --                --
                                                           ---               ---               ---
 Change in unrealized appreciation
  (depreciation) of investments.....................        --                --                21
                                                           ---               ---               ---
Net Realized and Unrealized Gain (Loss) on
 Investments........................................        --                --                21
                                                           ---               ---               ---
Net Increase (Decrease) in Net Assets
 Resulting from Operations..........................       $(1)              $--               $19
                                                           ===               ===               ===



                                                      FRANKLIN STRATEGIC    GOLDMAN SACHS     IVY FUNDS VIP
                                                       INCOME SECURITIES     VIT MID CAP        DIVIDEND
                                                           FUND (b)        VALUE FUND (b)   OPPORTUNITIES (b)
                                                     -------------------- ---------------- ------------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts.........................        $   --              $--              $ --
 Expenses:
  Less: Asset-based charges.........................            12               --                 1
                                                            ------              ---              ----
Net Investment Income (Loss)........................           (12)              --                (1)
                                                            ------              ---              ----
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments...............            --               --                --
  Realized gain distribution from The Trusts........            --               --                --
                                                            ------              ---              ----
 Net realized gain (loss)...........................            --               --                --
                                                            ------              ---              ----
 Change in unrealized appreciation
  (depreciation) of investments.....................            58               (9)              (35)
                                                            ------              ---              ----
Net Realized and Unrealized Gain (Loss) on
 Investments........................................            58               (9)              (35)
                                                            ------              ---              ----
Net Increase (Decrease) in Net Assets
 Resulting from Operations..........................        $   46              $(9)             $(36)
                                                            ======              ===              ====

-------
The accompanying notes are an integral part of these financial statements.
(b) Units were made available for sale on December 14, 2009.


                                     FSA-54

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2009


                                                                       IVY FUNDS VIP
                                                      IVY FUNDS VIP   GLOBAL NATURAL
                                                        ENERGY (b)     RESOURCES (b)
                                                     --------------- ----------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts.........................      $--             $  --
 Expenses:
  Less: Asset-based charges.........................       --                 9
                                                          ---             -----
Net Investment Income (Loss)........................       --                (9)
                                                          ---             -----
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments...............       --                --
  Realized gain distribution from The Trusts........       --                --
                                                          ---             -----
 Net realized gain (loss)...........................       --                --
                                                          ---             -----
 Change in unrealized appreciation
  (depreciation) of investments.....................       (8)             (370)
                                                          ---             -----
Net Realized and Unrealized Gain (Loss) on
 Investments........................................       (8)             (370)
                                                          ---             -----
Net Increase (Decrease) in Net Assets
 Resulting from Operations..........................      $(8)            $(379)
                                                          ===             =====



                                                                        IVY FUNDS VIP   IVY FUNDS VIP
                                                       IVY FUNDS VIP       MID CAP       SCIENCE AND     IVY FUNDS VIP
                                                      HIGH INCOME (b)     GROWTH (b)      TECHNOLOGY    SMALL CAP GROWTH
                                                     ----------------- --------------- --------------- -----------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts.........................      $   --            $--             $--              $--
 Expenses:
  Less: Asset-based charges.........................          10              1               1               --
                                                          ------            ---             ---              ---
Net Investment Income (Loss)........................         (10)            (1)             (1)              --
                                                          ------            ---             ---              ---
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments...............          --             --              --               --
  Realized gain distribution from The Trusts........          --             --              --               --
                                                          ------            ---             ---              ---
 Net realized gain (loss)...........................          --             --              --               --
                                                          ------            ---             ---              ---
 Change in unrealized appreciation
  (depreciation) of investments.....................         107             (8)              5               (8)
                                                          ------            ---             ---              ---
Net Realized and Unrealized Gain (Loss) on
 Investments........................................         107             (8)              5               (8)
                                                          ------            ---             ---              ---
Net Increase (Decrease) in Net Assets
 Resulting from Operations..........................      $   97            $(9)            $ 4              $(8)
                                                          ======            ===             ===              ===

-------
The accompanying notes are an integral part of these financial statements.
(b) Units were made available for sale on December 14, 2009.


                                     FSA-55

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2009


                                                        LAZARD RETIREMENT
                                                        EMERGING MARKETS     MFS(R) INTERNATIONAL
                                                      EQUITY PORTFOLIO (b)      VALUE PORTFOLIO
                                                     ---------------------- ----------------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts.........................          $--                     $--
 Expenses:
  Less: Asset-based charges.........................            1                      --
                                                              ---                     ---
Net Investment Income (Loss)........................           (1)                     --
                                                              ---                     ---
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments...............           --                      --
  Realized gain distribution from The Trusts........           --                      --
                                                              ---                     ---
 Net realized gain (loss)...........................           --                      --
                                                              ---                     ---
 Change in unrealized appreciation
  (depreciation) of investments.....................           --                      --
                                                              ---                     ---
Net Realized and Unrealized Gain (Loss) on
 Investments........................................           --                      --
                                                              ---                     ---
Net Increase (Decrease) in Net Assets
 Resulting from Operations..........................          $(1)                    $--
                                                              ===                     ===



                                                                                          MULTIMANAGER   MULTIMANAGER
                                                         MULTIMANAGER     MULTIMANAGER   INTERNATIONAL     LARGE CAP
                                                      AGGRESSIVE EQUITY     CORE BOND        EQUITY       CORE EQUITY
                                                     ------------------- -------------- --------------- --------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts.........................   $      293,191     $ 32,241,641   $   6,317,243   $  1,610,653
 Expenses:
  Less: Asset-based charges.........................        2,083,221       13,183,060       5,787,849      1,586,744
                                                       --------------     ------------   -------------   ------------
Net Investment Income (Loss)........................       (1,790,030)      19,058,581         529,394         23,909
                                                       --------------     ------------   -------------   ------------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments...............      (12,286,920)      (4,260,289)    (40,200,014)    (9,143,855)
  Realized gain distribution from The Trusts........               --        2,313,084              --             --
                                                       --------------     ------------   -------------   ------------
 Net realized gain (loss)...........................      (12,286,920)      (1,947,205)    (40,200,014)    (9,143,855)
                                                       --------------     ------------   -------------   ------------
 Change in unrealized appreciation
  (depreciation) of investments.....................       18,886,872       40,797,591     140,444,319     38,805,231
                                                       --------------     ------------   -------------   ------------
Net Realized and Unrealized Gain (Loss) on
 Investments........................................        6,599,952       38,850,386     100,244,305     29,661,376
                                                       --------------     ------------   -------------   ------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations..........................   $    4,809,922     $ 57,908,967   $ 100,773,699   $ 29,685,285
                                                       ==============     ============   =============   ============

-------
The accompanying notes are an integral part of these financial statements.
(b) Units were made available for sale on December 14, 2009.


                                     FSA-56

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2009


                                                       MULTIMANAGER     MULTIMANAGER
                                                         LARGE CAP        LARGE CAP
                                                          GROWTH            VALUE
                                                     ---------------- ----------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts.........................  $      289,497   $    6,343,595
 Expenses:
  Less: Asset-based charges.........................       2,638,304        5,111,962
                                                      --------------   --------------
Net Investment Income (Loss)........................      (2,348,807)       1,231,633
                                                      --------------   --------------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments...............     (20,651,082)     (46,653,561)
  Realized gain distribution from The Trusts........              --               --
                                                      --------------   --------------
 Net realized gain (loss)...........................     (20,651,082)     (46,653,561)
                                                      --------------   --------------
 Change in unrealized appreciation
  (depreciation) of investments.....................      78,511,066      112,693,080
                                                      --------------   --------------
Net Realized and Unrealized Gain (Loss) on
 Investments........................................      57,859,984       66,039,519
                                                      --------------   --------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations..........................  $   55,511,177   $   67,271,152
                                                      ==============   ==============



                                                       MULTIMANAGER                     MULTIMANAGER     MULTIMANAGER
                                                          MID CAP       MULTIMANAGER    MULTI-SECTOR       SMALL CAP
                                                          GROWTH       MID CAP VALUE        BOND            GROWTH
                                                     ---------------- --------------- ---------------- ----------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts.........................  $           --   $   8,551,261   $   25,191,451   $           --
 Expenses:
  Less: Asset-based charges.........................       3,614,543       4,033,814        7,997,328        2,370,794
                                                      --------------   -------------   --------------   --------------
Net Investment Income (Loss)........................      (3,614,543)      4,517,447       17,194,123       (2,370,794)
                                                      --------------   -------------   --------------   --------------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments...............     (25,660,047)    (35,769,543)     (63,176,365)     (23,652,038)
  Realized gain distribution from The Trusts........              --              --               --               --
                                                      --------------   -------------   --------------   --------------
 Net realized gain (loss)...........................     (25,660,047)    (35,769,543)     (63,176,365)     (23,652,038)
                                                      --------------   -------------   --------------   --------------
 Change in unrealized appreciation
  (depreciation) of investments.....................     114,933,970     131,949,303       87,731,032       74,520,459
                                                      --------------   -------------   --------------   --------------
Net Realized and Unrealized Gain (Loss) on
 Investments........................................      89,273,923      96,179,760       24,554,667       50,868,421
                                                      --------------   -------------   --------------   --------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations..........................  $   85,659,380   $ 100,697,207   $   41,748,790   $   48,497,627
                                                      ==============   =============   ==============   ==============

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-57

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2009


                                                       MULTIMANAGER
                                                         SMALL CAP      MULTIMANAGER
                                                           VALUE         TECHNOLOGY
                                                     ---------------- ----------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts.........................  $    3,758,557   $          --
 Expenses:
  Less: Asset-based charges.........................       5,303,818       3,925,576
                                                      --------------   -------------
Net Investment Income (Loss)........................      (1,545,261)     (3,925,576)
                                                      --------------   -------------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments...............     (60,110,466)    (24,402,155)
  Realized gain distribution from The Trusts........              --              --
                                                      --------------   -------------
 Net realized gain (loss)...........................     (60,110,466)    (24,402,155)
                                                      --------------   -------------
 Change in unrealized appreciation
  (depreciation) of investments.....................     145,403,986     146,694,797
                                                      --------------   -------------
Net Realized and Unrealized Gain (Loss) on
 Investments........................................      85,293,520     122,292,642
                                                      --------------   -------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations..........................  $   83,748,259   $ 118,367,066
                                                      ==============   =============



                                                        PIMCO VARIABLE         PIMCO VARIABLE       PIMCO VARIABLE
                                                        INSURANCE TRUST        INSURANCE TRUST      INSURANCE TRUST
                                                       EMERGING MARKETS          REAL RETURN         TOTAL RETURN    PROFUND VP
                                                      BOND PORTFOLIO (b)   STRATEGY PORTFOLIO (b)    PORTFOLIO (b)    BEAR (b)
                                                     -------------------- ------------------------ ---------------- -----------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts.........................        $  82                 $ --                   $ --           $--
 Expenses:
  Less: Asset-based charges.........................           18                    5                      6             2
                                                            -----                 ----                   ----           ---
Net Investment Income (Loss)........................           64                   (5)                    (6)           (2)
                                                            -----                 ----                   ----           ---
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments...............           --                   --                     --            --
  Realized gain distribution from The Trusts........           --                    6                     15            --
                                                            -----                 ----                   ----           ---
 Net realized gain (loss)...........................           --                    6                     15            --
                                                            -----                 ----                   ----           ---
 Change in unrealized appreciation
  (depreciation) of investments.....................         (162)                 (21)                   (46)           65
                                                            -----                 ----                   ----           ---
Net Realized and Unrealized Gain (Loss) on
 Investments........................................         (162)                 (15)                   (31)           65
                                                            -----                 ----                   ----           ---
Net Increase (Decrease) in Net Assets
 Resulting from Operations..........................        $ (98)                $(20)                  $(37)          $63
                                                            =====                 ====                   ====           ===

-------
The accompanying notes are an integral part of these financial statements.
(b) Units were made available for sale on December 14, 2009.


                                     FSA-58

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF OPERATIONS (Concluded)

FOR THE YEAR ENDED DECEMBER 31, 2009


                                                          PROFUND VP      TARGET 2035   TARGET 2045
                                                      BIOTECHNOLOGY (b)    ALLOCATION    ALLOCATION
                                                     ------------------- ------------- -------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts.........................        $ --            $ 32,204      $ 31,332
 Expenses:
  Less: Asset-based charges.........................           1                  --            --
                                                            ----            --------      --------
Net Investment Income (Loss)........................          (1)             32,204        31,332
                                                            ----            --------      --------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments...............          --                  --            --
  Realized gain distribution from The Trusts........          --               2,803         3,755
                                                            ----            --------      --------
 Net realized gain (loss)...........................          --               2,803         3,755
                                                            ----            --------      --------
 Change in unrealized appreciation
  (depreciation) of investments.....................         (35)            152,774       159,872
                                                            ----            --------      --------
Net Realized and Unrealized Gain (Loss) on
 Investments........................................         (35)            155,577       163,627
                                                            ----            --------      --------
Net Increase (Decrease) in Net Assets
 Resulting from Operations..........................        $(36)           $187,781      $194,959
                                                            ====            ========      ========



                                                           TEMPLETON             TEMPLETON            VAN ECK
                                                       DEVELOPING MARKETS       GLOBAL BOND       WORLDWIDE HARD
                                                      SECURITIES FUND (b)   SECURITIES FUND (b)   ASSETS FUND (b)
                                                     --------------------- --------------------- ----------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts.........................        $ --                   $--                $  --
 Expenses:
  Less: Asset-based charges.........................           4                     3                    2
                                                            ----                   ---                -----
Net Investment Income (Loss)........................          (4)                   (3)                  (2)
                                                            ----                   ---                -----
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments...............          --                    --                   --
  Realized gain distribution from The Trusts........          --                    --                   --
                                                            ----                   ---                -----
 Net realized gain (loss)...........................          --                    --                   --
                                                            ----                   ---                -----
 Change in unrealized appreciation
  (depreciation) of investments.....................         174                    45                 (207)
                                                            ----                   ---                -----
Net Realized and Unrealized Gain (Loss) on
 Investments........................................         174                    45                 (207)
                                                            ----                   ---                -----
Net Increase (Decrease) in Net Assets
 Resulting from Operations..........................        $170                   $42                $(209)
                                                            ====                   ===                =====

-------
The accompanying notes are an integral part of these financial statements.
(b) Units were made available for sale on December 14, 2009.


                                     FSA-59

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEARS ENDED DECEMBER 31,


                                                      AIM V.I. GLOBAL         AIM V.I. MID CAP
                                                   REAL ESTATE FUND* (b)   CORE EQUITY FUND* (b)
                                                  ----------------------- -----------------------
                                                            2009                    2009
                                                  ----------------------- -----------------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss)....................         $    (1)                 $ --
 Net realized gain (loss) on investments.........              --                    --
 Change in unrealized appreciation
  (depreciation) of investments..................              10                    (5)
                                                          -------                  ----
 Net Increase (decrease) in net assets from
  operations.....................................               9                    (5)
                                                          -------                  ----
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners..........          11,500                   639
  Transfers between funds including
   guaranteed interest account, net..............              --                    --
  Transfers for contract benefits and
   terminations..................................              --                    --
  Contract maintenance charges...................              --                    --
                                                          -------                  ----
 Net increase (decrease) in net assets from
  contractowners transactions....................          11,500                   639
                                                          -------                  ----
 Net increase (decrease) in amount retained by
  AXA Equitable in Separate Account No. 49......               --                    --
                                                          -------                  ----
Increase (Decrease) in Net Assets................          11,509                   634
Net Assets -- Beginning of Period................              --                    --
                                                          -------                  ----
Net Assets -- End of Period......................         $11,509                  $634
                                                          =======                  ====
Changes in Units (000's):
Unit Activity 1.30% to 1.70% Class A
 Issued..........................................              --                    --
 Redeemed........................................              --                    --
                                                          -------                  ----
 Net Increase (Decrease).........................              --                    --
                                                          =======                  ====
Unit Activity 0.00% to 1.90% Class B
 Issued..........................................               1                    --
 Redeemed........................................              --                    --
                                                          -------                  ----
 Net Increase (Decrease).........................               1                    --
                                                          =======                  ====



                                                      ALL ASSET       AMERICAN CENTURY VP      AXA AGGRESSIVE
                                                   ALLOCATION (b)   MID CAP VALUE FUND* (b)      ALLOCATION
                                                  ---------------- ------------------------- ------------------
                                                        2009                  2009                  2009
                                                  ---------------- ------------------------- ------------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss)....................      $   222               $  3              $  (12,702,194)
 Net realized gain (loss) on investments.........          150                 --                  61,901,922
 Change in unrealized appreciation
  (depreciation) of investments..................          196                (11)                553,620,619
                                                       -------               ----              --------------
 Net Increase (decrease) in net assets from
  operations.....................................          568                 (8)                602,820,347
                                                       -------               ----              --------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners..........           --                959                 223,542,346
  Transfers between funds including
   guaranteed interest account, net..............           --                 --                  13,000,917
  Transfers for contract benefits and
   terminations..................................           --                 --                 (85,123,342)
  Contract maintenance charges...................           --                 --                 (39,107,266)
                                                       -------               ----              --------------
 Net increase (decrease) in net assets from
  contractowners transactions....................           --                959                 112,312,655
                                                       -------               ----              --------------
 Net increase (decrease) in amount retained by
  AXA Equitable in Separate Account No. 49......         9,942                 --                     (46,646)
                                                       -------               ----              --------------
Increase (Decrease) in Net Assets................       10,510                951                 715,086,356
Net Assets -- Beginning of Period................           --                 --               2,198,631,703
                                                       -------               ----              --------------
Net Assets -- End of Period......................      $10,510               $951              $2,913,718,059
                                                       =======               ====              ==============
Changes in Units (000's):
Unit Activity 1.30% to 1.70% Class A
 Issued..........................................           --                 --                           3
 Redeemed........................................           --                 --                          --
                                                       -------               ----              --------------
 Net Increase (Decrease).........................           --                 --                           3
                                                       =======               ====              ==============
Unit Activity 0.00% to 1.90% Class B
 Issued..........................................           --                 --                      56,105
 Redeemed........................................           --                 --                     (41,587)
                                                       -------               ----              --------------
 Net Increase (Decrease).........................           --                 --                      14,518
                                                       =======               ====              ==============



                                                    AXA AGGRESSIVE
                                                      ALLOCATION
                                                  -------------------
                                                          2008
                                                  -------------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss)....................  $       3,936,104
 Net realized gain (loss) on investments.........        131,282,366
 Change in unrealized appreciation
  (depreciation) of investments..................     (1,449,797,143)
                                                   -----------------
 Net Increase (decrease) in net assets from
  operations.....................................     (1,314,578,673)
                                                   -----------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners..........        779,016,877
  Transfers between funds including
   guaranteed interest account, net..............         75,436,777
  Transfers for contract benefits and
   terminations..................................        (99,788,750)
  Contract maintenance charges...................        (29,008,368)
                                                   -----------------
 Net increase (decrease) in net assets from
  contractowners transactions....................        725,656,536
                                                   -----------------
 Net increase (decrease) in amount retained by
  AXA Equitable in Separate Account No. 49......            (405,768)
                                                   -----------------
Increase (Decrease) in Net Assets................       (589,327,905)
Net Assets -- Beginning of Period................      2,787,959,608
                                                   -----------------
Net Assets -- End of Period......................  $   2,198,631,703
                                                   =================
Changes in Units (000's):
Unit Activity 1.30% to 1.70% Class A
 Issued..........................................                 --
 Redeemed........................................                 --
                                                   -----------------
 Net Increase (Decrease).........................                 --
                                                   =================
Unit Activity 0.00% to 1.90% Class B
 Issued..........................................             87,524
 Redeemed........................................            (26,948)
                                                   -----------------
 Net Increase (Decrease).........................             60,576
                                                   =================

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-60

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                                    AXA BALANCED            AXA CONSERVATIVE
                                                    STRATEGY (a)               ALLOCATION
                                                  --------------- -------------------------------------
                                                        2009             2009               2008
                                                  --------------- ------------------ ------------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss)....................   $   680,479     $   14,638,419     $   47,036,051
 Net realized gain (loss) on investments.........       535,902        (23,216,373)        (7,608,777)
 Change in unrealized appreciation
  (depreciation) of investments..................       754,528        157,791,510       (159,266,295)
                                                    -----------     --------------     --------------
 Net Increase (decrease) in net assets from
  operations.....................................     1,970,909        149,213,556       (119,839,021)
                                                    -----------     --------------     --------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners..........    79,291,653        152,514,419        224,125,509
  Transfers between funds including
   guaranteed interest account, net..............    12,046,790        377,779,118        820,180,316
  Transfers for contract benefits and
   terminations..................................      (130,041)      (104,850,458)       (87,145,892)
  Contract maintenance charges...................           (70)       (22,090,232)        (9,569,855)
                                                    -----------     --------------     --------------
 Net increase (decrease) in net assets from
  contractowners transactions....................    91,208,332        403,352,847        947,590,078
                                                    -----------     --------------     --------------
 Net increase (decrease) in amount retained by
  AXA Equitable in Separate Account No. 49......        110,000                 --            327,000
                                                    -----------     --------------     --------------
Increase (Decrease) in Net Assets................    93,289,241        552,566,403        828,078,057
Net Assets -- Beginning of Period................            --      1,340,768,352        512,690,295
                                                    -----------     --------------     --------------
Net Assets -- End of Period......................   $93,289,241     $1,893,334,755     $1,340,768,352
                                                    ===========     ==============     ==============
Changes in Units (000's):
Unit Activity 1.30% to 1.70% Class A
 Issued..........................................            --                 --                 --
 Redeemed........................................            --                 --                 --
                                                    -----------     --------------     --------------
 Net Increase (Decrease).........................            --                 --                 --
                                                    ===========     ==============     ==============
Unit Activity 0.00% to 1.90% Class B
 Issued..........................................         8,389             93,356            113,047
 Redeemed........................................          (114)           (53,577)           (26,206)
                                                    -----------     --------------     --------------
 Net Increase (Decrease).........................         8,275             39,779             86,841
                                                    ===========     ==============     ==============



                                                     AXA CONSERVATIVE    AXA CONSERVATIVE
                                                   GROWTH STRATEGY (a)     STRATEGY (a)
                                                  --------------------- ------------------
                                                           2009                2009
                                                  --------------------- ------------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss)....................      $   516,178         $   412,192
 Net realized gain (loss) on investments.........          244,365              86,596
 Change in unrealized appreciation
  (depreciation) of investments..................           82,731            (299,450)
                                                       -----------         -----------
 Net Increase (decrease) in net assets from
  operations.....................................          843,274             199,338
                                                       -----------         -----------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners..........       45,961,434          27,686,539
  Transfers between funds including
   guaranteed interest account, net..............        7,104,601           5,307,743
  Transfers for contract benefits and
   terminations..................................         (106,386)           (122,238)
  Contract maintenance charges...................              (21)                 (2)
                                                       -----------         -----------
 Net increase (decrease) in net assets from
  contractowners transactions....................       52,959,628          32,872,042
                                                       -----------         -----------
 Net increase (decrease) in amount retained by
  AXA Equitable in Separate Account No. 49......           100,000              99,999
                                                       -----------         -----------
Increase (Decrease) in Net Assets................       53,902,902          33,171,379
Net Assets -- Beginning of Period................               --                  --
                                                       -----------         -----------
Net Assets -- End of Period......................      $53,902,902         $33,171,379
                                                       ===========         ===========
Changes in Units (000's):
Unit Activity 1.30% to 1.70% Class A
 Issued..........................................               --                 --
 Redeemed........................................               --                 --
                                                       -----------         ----------
 Net Increase (Decrease).........................               --                 --
                                                       ===========         ==========
Unit Activity 0.00% to 1.90% Class B
 Issued..........................................            4,880              3,191
 Redeemed........................................              (47)               (82)
                                                       -----------         ----------
 Net Increase (Decrease).........................            4,833              3,109
                                                       ===========         ==========

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-61

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                                          AXA CONSERVATIVE-PLUS            AXA GROWTH
                                                               ALLOCATION                 STRATEGY (a)
                                                  ------------------------------------- ----------------
                                                         2009               2008              2009
                                                  ------------------ ------------------ ----------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss)....................   $    7,051,983     $   29,928,322     $    770,493
 Net realized gain (loss) on investments.........       29,554,658          6,879,854          955,020
 Change in unrealized appreciation
  (depreciation) of investments..................      156,537,422       (315,384,042)       3,895,194
                                                    --------------     --------------     ------------
 Net Increase (decrease) in net assets from
  operations.....................................      193,144,063       (278,575,866)       5,620,707
                                                    --------------     --------------     ------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners..........      144,801,364        292,413,908      169,843,492
  Transfers between funds including
   guaranteed interest account, net..............      205,477,444        309,105,532       21,199,210
  Transfers for contract benefits and
   terminations..................................      (84,418,936)       (97,480,974)        (523,922)
  Contract maintenance charges...................      (18,367,816)       (11,725,004)            (297)
                                                    --------------     --------------     ------------
 Net increase (decrease) in net assets from
  contractowners transactions....................      247,492,056        492,313,462      190,518,483
                                                    --------------     --------------     ------------
 Net increase (decrease) in amount retained by
  AXA Equitable in Separate Account No. 49......            14,000             17,098          110,000
                                                    --------------     --------------     ------------
Increase (Decrease) in Net Assets................      440,650,119        213,754,694      196,249,190
Net Assets -- Beginning of Period................    1,241,918,705      1,028,164,011               --
                                                    --------------     --------------     ------------
Net Assets -- End of Period......................   $1,682,568,824     $1,241,918,705     $196,249,190
                                                    ==============     ==============     ============
Changes in Units (000's):
Unit Activity 1.30% to 1.70% Class A
 Issued..........................................               --                 --               --
 Redeemed........................................               --                 --               --
                                                    --------------     --------------     ------------
 Net Increase (Decrease).........................               --                 --               --
                                                    ==============     ==============     ============
Unit Activity 0.00% to 1.90% Class B
 Issued..........................................           49,081             66,914           16,746
 Redeemed........................................          (23,515)           (23,283)             (56)
                                                    --------------     --------------     ------------
 Net Increase (Decrease).........................           25,566             43,631           16,690
                                                    ==============     ==============     ============



                                                               AXA MODERATE                  AXA MODERATE
                                                                ALLOCATION                GROWTH STRATEGY (a)
                                                  -------------------------------------- --------------------
                                                         2009                2008                2009
                                                  ------------------ ------------------- --------------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss)....................   $   (2,683,945)   $     144,603,235      $  1,173,723
 Net realized gain (loss) on investments.........      308,688,363          240,684,807         1,201,181
 Change in unrealized appreciation
  (depreciation) of investments..................      647,151,022       (2,048,184,961)        3,128,717
                                                    --------------    -----------------      ------------
 Net Increase (decrease) in net assets from
  operations.....................................      953,155,440       (1,662,896,919)        5,503,621
                                                    --------------    -----------------      ------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners..........      659,910,353        1,414,673,639       189,621,506
  Transfers between funds including
   guaranteed interest account, net..............      593,807,303          452,134,313        19,930,669
  Transfers for contract benefits and
   terminations..................................     (325,164,385)        (367,318,946)         (335,398)
  Contract maintenance charges...................      (78,875,394)         (55,459,239)              (44)
                                                    --------------    -----------------      ------------
 Net increase (decrease) in net assets from
  contractowners transactions....................      849,677,877        1,444,029,767       209,216,733
                                                    --------------    -----------------      ------------
 Net increase (decrease) in amount retained by
  AXA Equitable in Separate Account No. 49......             9,500             (242,999)          100,000
                                                    --------------    -----------------      ------------
Increase (Decrease) in Net Assets................    1,802,842,817         (219,110,151)      214,820,354
Net Assets -- Beginning of Period................    5,362,020,192        5,581,130,343                --
                                                    --------------    -----------------      ------------
Net Assets -- End of Period......................   $7,164,863,009    $   5,362,020,192      $214,820,354
                                                    ==============    =================      ============
Changes in Units (000's):
Unit Activity 1.30% to 1.70% Class A
 Issued..........................................                2                   --                --
 Redeemed........................................               --                   --                --
                                                    --------------    -----------------      ------------
 Net Increase (Decrease).........................                2                   --                --
                                                    ==============    =================      ============
Unit Activity 0.00% to 1.90% Class B
 Issued..........................................          104,723              125,254            18,446
 Redeemed........................................          (33,617)             (26,736)              (75)
                                                    --------------    -----------------      ------------
 Net Increase (Decrease).........................           71,106               98,518            18,371
                                                    ==============    =================      ============

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-62

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                                             AXA MODERATE-PLUS
                                                                ALLOCATION
                                                  ---------------------------------------
                                                          2009                2008
                                                  ------------------- -------------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss)....................   $   (12,989,843)   $      83,344,261
 Net realized gain (loss) on investments.........       560,417,021          454,578,706
 Change in unrealized appreciation
  (depreciation) of investments..................     1,232,444,209       (4,240,331,255)
                                                    ---------------    -----------------
 Net Increase (decrease) in net assets from
  operations.....................................     1,779,871,387       (3,702,408,288)
                                                    ---------------    -----------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners..........       715,346,985        2,281,673,853
  Transfers between funds including
   guaranteed interest account, net..............       298,695,560          310,927,122
  Transfers for contract benefits and
   terminations..................................      (374,477,153)        (454,122,102)
  Contract maintenance charges...................      (134,003,544)        (102,426,627)
                                                    ---------------    -----------------
 Net increase (decrease) in net assets from
  contractowners transactions....................       505,561,848        2,036,052,246
                                                    ---------------    -----------------
 Net increase (decrease) in amount retained by
  AXA Equitable in Separate Account No. 49......            110,647              (30,197)
                                                    ---------------    -----------------
Increase (Decrease) in Net Assets................     2,285,543,882       (1,666,386,239)
Net Assets -- Beginning of Period................     8,197,834,399        9,864,220,638
                                                    ---------------    -----------------
Net Assets -- End of Period......................   $10,483,378,281    $   8,197,834,399
                                                    ===============    =================
Changes in Units (000's):
Unit Activity 1.30% to 1.70% Class A
 Issued..........................................                33                   --
 Redeemed........................................                --                   --
                                                    ---------------    -----------------
 Net Increase (Decrease).........................                33                   --
                                                    ===============    =================
Unit Activity 0.00% to 1.90% Class B
 Issued..........................................           123,441              220,674
 Redeemed........................................           (68,006)             (56,396)
                                                    ---------------    -----------------
 Net Increase (Decrease).........................            55,435              164,278
                                                    ===============    =================



                                                      AXA TACTICAL         AXA TACTICAL        AXA TACTICAL
                                                   MANAGER 2000 I (a)   MANAGER 400 I (a)   MANAGER 500 I (a)
                                                  -------------------- ------------------- -------------------
                                                          2009                 2009                2009
                                                  -------------------- ------------------- -------------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss)....................       $    148             $    201            $    534
 Net realized gain (loss) on investments.........             --                   --                  --
 Change in unrealized appreciation
  (depreciation) of investments..................         34,067               36,489              32,885
                                                        --------             --------            --------
 Net Increase (decrease) in net assets from
  operations.....................................         34,215               36,690              33,419
                                                        --------             --------            --------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners..........         78,016               74,833             260,178
  Transfers between funds including
   guaranteed interest account, net..............             --                   --                  --
  Transfers for contract benefits and
   terminations..................................             --                   --                  --
  Contract maintenance charges...................             --                   --                  --
                                                        --------             --------            --------
 Net increase (decrease) in net assets from
  contractowners transactions....................         78,016               74,833             260,178
                                                        --------             --------            --------
 Net increase (decrease) in amount retained by
  AXA Equitable in Separate Account No. 49......         210,000              210,000             210,000
                                                        --------             --------            --------
Increase (Decrease) in Net Assets................        322,231              321,523             503,597
Net Assets -- Beginning of Period................             --                   --                  --
                                                        --------             --------            --------
Net Assets -- End of Period......................       $322,231             $321,523            $503,597
                                                        ========             ========            ========
Changes in Units (000's):
Unit Activity 1.30% to 1.70% Class A
 Issued..........................................             --                   --                  --
 Redeemed........................................             --                   --                  --
                                                        --------             --------            --------
 Net Increase (Decrease).........................             --                   --                  --
                                                        ========             ========            ========
Unit Activity 0.00% to 1.90% Class B
 Issued..........................................              7                    7                  25
 Redeemed........................................             --                   --                  --
                                                        --------             --------            --------
 Net Increase (Decrease).........................              7                    7                  25
                                                        ========             ========            ========



                                                      AXA TACTICAL
                                                         MANAGER
                                                   INTERNATIONAL I (a)
                                                  --------------------
                                                          2009
                                                  --------------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss)....................       $    778
 Net realized gain (loss) on investments.........            715
 Change in unrealized appreciation
  (depreciation) of investments..................         25,574
                                                        --------
 Net Increase (decrease) in net assets from
  operations.....................................         27,067
                                                        --------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners..........         79,714
  Transfers between funds including
   guaranteed interest account, net..............             --
  Transfers for contract benefits and
   terminations..................................             --
  Contract maintenance charges...................             --
                                                        --------
 Net increase (decrease) in net assets from
  contractowners transactions....................         79,714
                                                        --------
 Net increase (decrease) in amount retained by
  AXA Equitable in Separate Account No. 49......         210,000
                                                        --------
Increase (Decrease) in Net Assets................        316,781
Net Assets -- Beginning of Period................             --
                                                        --------
Net Assets -- End of Period......................       $316,781
                                                        ========
Changes in Units (000's):
Unit Activity 1.30% to 1.70% Class A
 Issued..........................................             --
 Redeemed........................................             --
                                                        --------
 Net Increase (Decrease).........................             --
                                                        ========
Unit Activity 0.00% to 1.90% Class B
 Issued..........................................              8
 Redeemed........................................             --
                                                        --------
 Net Increase (Decrease).........................              8
                                                        ========

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-63

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                                        BLACKROCK GLOBAL             EQ/ALLIANCEBERNSTEIN
                                                   ALLOCATION V.I. FUND* (b)            INTERNATIONAL
                                                  --------------------------- ----------------------------------
                                                              2009                  2009              2008
                                                  --------------------------- ---------------- -----------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss)....................          $  1,079            $   5,690,996    $    12,477,227
 Net realized gain (loss) on investments.........                --              (91,509,083)        24,979,731
 Change in unrealized appreciation
  (depreciation) of investments..................            (2,268)             232,468,311       (689,165,353)
                                                           --------            -------------    ---------------
 Net Increase (decrease) in net assets from
  operations.....................................            (1,189)             146,650,224       (651,708,395)
                                                           --------            -------------    ---------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners..........           644,972               25,408,173        115,436,752
  Transfers between funds including
   guaranteed interest account, net..............                --              (40,078,664)       (74,025,783)
  Transfers for contract benefits and
   terminations..................................                --              (26,744,869)       (55,977,050)
  Contract maintenance charges...................                --               (9,506,547)       (10,506,171)
                                                           --------            -------------    ---------------
 Net increase (decrease) in net assets from
  contractowners transactions....................           644,972              (50,921,907)       (25,072,252)
                                                           --------            -------------    ---------------
 Net increase (decrease) in amount retained by
  AXA Equitable in Separate Account No. 49......                 25                   35,500           (150,998)
                                                           --------            -------------    ---------------
Increase (Decrease) in Net Assets................           643,808               95,763,817       (676,931,645)
Net Assets -- Beginning of Period................                --              607,988,616      1,284,920,261
                                                           --------            -------------    ---------------
Net Assets -- End of Period......................          $643,808            $ 703,752,433    $   607,988,616
                                                           ========            =============    ===============
Changes in Units (000's):
Unit Activity 1.30% to 1.70% Class A
 Issued..........................................                --                       --                 --
 Redeemed........................................                --                       --                 --
                                                           --------            -------------    ---------------
 Net Increase (Decrease).........................                --                       --                 --
                                                           ========            =============    ===============
Unit Activity 0.00% to 1.90% Class B
 Issued..........................................                63                    6,780             10,714
 Redeemed........................................                --                  (11,521)           (12,308)
                                                           --------            -------------    ---------------
 Net Increase (Decrease).........................                63                   (4,741)            (1,594)
                                                           ========            =============    ===============



                                                         EQ/ALLIANCEBERNSTEIN
                                                           SMALL CAP GROWTH
                                                  ----------------------------------
                                                        2009              2008
                                                  ---------------- -----------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss)....................  $  (4,310,132)   $    (6,084,011)
 Net realized gain (loss) on investments.........    (34,343,729)        (8,309,262)
 Change in unrealized appreciation
  (depreciation) of investments..................    128,581,249       (222,476,523)
                                                   -------------    ---------------
 Net Increase (decrease) in net assets from
  operations.....................................     89,927,388       (236,869,796)
                                                   -------------    ---------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners..........     11,021,593         37,063,336
  Transfers between funds including
   guaranteed interest account, net..............    (19,645,959)       (12,427,376)
  Transfers for contract benefits and
   terminations..................................    (15,544,293)       (30,315,140)
  Contract maintenance charges...................     (4,041,448)        (3,982,954)
                                                   -------------    ---------------
 Net increase (decrease) in net assets from
  contractowners transactions....................    (28,210,107)        (9,662,134)
                                                   -------------    ---------------
 Net increase (decrease) in amount retained by
  AXA Equitable in Separate Account No. 49......          14,000           (186,999)
                                                   -------------    ---------------
Increase (Decrease) in Net Assets................     61,731,281       (246,718,929)
Net Assets -- Beginning of Period................    280,421,943        527,140,872
                                                   -------------    ---------------
Net Assets -- End of Period......................  $ 342,153,224    $   280,421,943
                                                   =============    ===============
Changes in Units (000's):
Unit Activity 1.30% to 1.70% Class A
 Issued..........................................             --                 --
 Redeemed........................................             --                 --
                                                   -------------    ---------------
 Net Increase (Decrease).........................             --                 --
                                                   =============    ===============
Unit Activity 0.00% to 1.90% Class B
 Issued..........................................          3,574              5,966
 Redeemed........................................         (5,924)            (6,343)
                                                   -------------    ---------------
 Net Increase (Decrease).........................         (2,350)              (377)
                                                   =============    ===============

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-64

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                                           EQ/AXA FRANKLIN                     EQ/BLACKROCK
                                                        SMALL CAP VALUE CORE                BASIC VALUE EQUITY
                                                  --------------------------------- ----------------------------------
                                                        2009             2008             2009              2008
                                                  ---------------- ---------------- ---------------- -----------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss)....................  $    (384,619)   $     (282,146)  $   7,754,718    $     1,906,849
 Net realized gain (loss) on investments.........    (17,913,800)       (8,686,880)    (35,090,646)        (6,807,761)
 Change in unrealized appreciation
  (depreciation) of investments..................     38,569,835       (21,900,745)    189,036,589       (305,492,350)
                                                   -------------    --------------   -------------    ---------------
 Net Increase (decrease) in net assets from
  operations.....................................     20,271,416       (30,869,771)    161,700,661       (310,393,262)
                                                   -------------    --------------   -------------    ---------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners..........     14,311,029        21,810,440      47,095,848         61,465,787
  Transfers between funds including
   guaranteed interest account, net..............     (1,956,707)       29,154,742      51,752,878         (1,458,766)
  Transfers for contract benefits and
   terminations..................................     (3,890,916)       (3,083,154)    (29,184,159)       (49,860,219)
  Contract maintenance charges...................     (1,258,682)         (794,269)     (8,147,908)        (6,975,396)
                                                   -------------    --------------   -------------    ---------------
 Net increase (decrease) in net assets from
  contractowners transactions....................      7,204,724        47,087,759      61,516,659          3,171,406
                                                   -------------    --------------   -------------    ---------------
 Net increase (decrease) in amount retained by
  AXA Equitable in Separate Account No. 49......               3        (2,911,325)         28,000            109,003
                                                   -------------    --------------   -------------    ---------------
Increase (Decrease) in Net Assets................     27,476,143        13,306,663     223,245,320       (307,112,853)
Net Assets -- Beginning of Period................     74,531,038        61,224,375     522,266,147        829,379,000
                                                   -------------    --------------   -------------    ---------------
Net Assets -- End of Period......................  $ 102,007,181    $   74,531,038   $ 745,511,467    $   522,266,147
                                                   =============    ==============   =============    ===============
Changes in Units (000's):
Unit Activity 1.30% to 1.70% Class A
 Issued..........................................             --                --              --                 --
 Redeemed........................................             --                --              --                 --
                                                   -------------    --------------   -------------    ---------------
 Net Increase (Decrease).........................             --                --              --                 --
                                                   =============    ==============   =============    ===============
Unit Activity 0.00% to 1.90% Class B
 Issued..........................................          6,410            10,493          12,385              9,070
 Redeemed........................................         (5,439)           (4,820)         (6,336)            (7,786)
                                                   -------------    --------------   -------------    ---------------
 Net Increase (Decrease).........................            971             5,673           6,049              1,284
                                                   =============    ==============   =============    ===============



                                                             EQ/BLACKROCK
                                                         INTERNATIONAL VALUE
                                                  ----------------------------------
                                                        2009              2008
                                                  ---------------- -----------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss)....................  $   3,882,645    $     6,280,675
 Net realized gain (loss) on investments.........    (48,807,629)        21,522,769
 Change in unrealized appreciation
  (depreciation) of investments..................    208,617,978       (506,344,124)
                                                   -------------    ---------------
 Net Increase (decrease) in net assets from
  operations.....................................    163,692,994       (478,540,680)
                                                   -------------    ---------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners..........     26,971,529         73,740,015
  Transfers between funds including
   guaranteed interest account, net..............     (1,068,641)       (81,316,769)
  Transfers for contract benefits and
   terminations..................................    (30,573,768)       (57,703,962)
  Contract maintenance charges...................     (8,607,247)        (8,272,098)
                                                   -------------    ---------------
 Net increase (decrease) in net assets from
  contractowners transactions....................    (13,278,127)       (73,552,814)
                                                   -------------    ---------------
 Net increase (decrease) in amount retained by
  AXA Equitable in Separate Account No. 49......              --           (299,000)
                                                   -------------    ---------------
Increase (Decrease) in Net Assets................    150,414,867       (552,392,494)
Net Assets -- Beginning of Period................    592,888,008      1,145,280,502
                                                   -------------    ---------------
Net Assets -- End of Period......................  $ 743,302,875    $   592,888,008
                                                   =============    ===============
Changes in Units (000's):
Unit Activity 1.30% to 1.70% Class A
 Issued..........................................              1                 --
 Redeemed........................................             --                 --
                                                   -------------    ---------------
 Net Increase (Decrease).........................              1                 --
                                                   =============    ===============
Unit Activity 0.00% to 1.90% Class B
 Issued..........................................          6,779              6,597
 Redeemed........................................         (7,696)           (10,323)
                                                   -------------    ---------------
 Net Increase (Decrease).........................           (917)            (3,726)
                                                   =============    ===============

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-65

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                                         EQ/BOSTON ADVISORS                    EQ/CALVERT
                                                            EQUITY INCOME                 SOCIALLY RESPONSIBLE
                                                  --------------------------------- --------------------------------
                                                        2009             2008             2009            2008
                                                  ---------------- ---------------- --------------- ----------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss)....................  $   1,779,765    $   1,709,506    $   (474,190)   $     (596,506)
 Net realized gain (loss) on investments.........    (25,947,444)      (5,007,006)     (3,614,940)         (675,783)
 Change in unrealized appreciation
  (depreciation) of investments..................     43,864,420      (66,805,964)     14,488,579       (28,608,826)
                                                   -------------    -------------    ------------    --------------
 Net Increase (decrease) in net assets from
  operations.....................................     19,696,741      (70,103,464)     10,399,449       (29,881,115)
                                                   -------------    -------------    ------------    --------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners..........     18,478,474       25,954,321       1,296,389         5,781,713
  Transfers between funds including
   guaranteed interest account, net..............     (4,971,161)      10,982,143          77,436         1,659,449
  Transfers for contract benefits and
   terminations..................................     (6,227,957)      (9,708,716)     (1,594,732)       (3,334,442)
  Contract maintenance charges...................     (2,312,153)      (1,874,063)       (592,183)         (526,541)
                                                   -------------    -------------    ------------    --------------
 Net increase (decrease) in net assets from
  contractowners transactions....................      4,967,203       25,353,685        (813,090)        3,580,179
                                                   -------------    -------------    ------------    --------------
 Net increase (decrease) in amount retained by
  AXA Equitable in Separate Account No. 49......              --         (127,317)             --           (31,001)
                                                   -------------    -------------    ------------    --------------
Increase (Decrease) in Net Assets................     24,663,944      (44,877,096)      9,586,359       (26,331,937)
Net Assets -- Beginning of Period................    157,471,117      202,348,213      36,094,424        62,426,361
                                                   -------------    -------------    ------------    --------------
Net Assets -- End of Period......................  $ 182,135,061    $ 157,471,117    $ 45,680,783    $   36,094,424
                                                   =============    =============    ============    ==============
Changes in Units (000's):
Unit Activity 1.30% to 1.70% Class A
 Issued..........................................             --               --              --                --
 Redeemed........................................             --               --              --                --
                                                   -------------    -------------    ------------    --------------
 Net Increase (Decrease).........................             --               --              --                --
                                                   =============    =============    ============    ==============
Unit Activity 0.00% to 1.90% Class B
 Issued..........................................         14,993           15,282             760             1,822
 Redeemed........................................        (11,017)          (7,368)           (900)           (1,489)
                                                   -------------    -------------    ------------    --------------
 Net Increase (Decrease).........................          3,976            7,914            (140)              333
                                                   =============    =============    ============    ==============



                                                              EQ/CAPITAL
                                                           GUARDIAN GROWTH
                                                  ----------------------------------
                                                        2009              2008
                                                  ---------------- -----------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss)....................  $  (3,324,947)   $    (4,829,881)
 Net realized gain (loss) on investments.........    (17,504,333)        (3,137,954)
 Change in unrealized appreciation
  (depreciation) of investments..................    101,412,213       (175,765,854)
                                                   -------------    ---------------
 Net Increase (decrease) in net assets from
  operations.....................................     80,582,933       (183,733,689)
                                                   -------------    ---------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners..........     10,812,945         36,011,938
  Transfers between funds including
   guaranteed interest account, net..............     (9,163,405)           272,383
  Transfers for contract benefits and
   terminations..................................    (14,604,093)       (24,908,574)
  Contract maintenance charges...................     (4,076,869)        (3,683,428)
                                                   -------------    ---------------
 Net increase (decrease) in net assets from
  contractowners transactions....................    (17,031,422)         7,692,319
                                                   -------------    ---------------
 Net increase (decrease) in amount retained by
  AXA Equitable in Separate Account No. 49......              --           (314,998)
                                                   -------------    ---------------
Increase (Decrease) in Net Assets................     63,551,511       (176,356,368)
Net Assets -- Beginning of Period................    263,939,219        440,295,587
                                                   -------------    ---------------
Net Assets -- End of Period......................  $ 327,490,730    $   263,939,219
                                                   =============    ===============
Changes in Units (000's):
Unit Activity 1.30% to 1.70% Class A
 Issued..........................................             --                 --
 Redeemed........................................             --                 --
                                                   -------------    ---------------
 Net Increase (Decrease).........................             --                 --
                                                   =============    ===============
Unit Activity 0.00% to 1.90% Class B
 Issued..........................................          3,817              6,098
 Redeemed........................................         (5,720)            (5,209)
                                                   -------------    ---------------
 Net Increase (Decrease).........................         (1,903)               889
                                                   =============    ===============

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-66

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                                               EQ/CAPITAL                          EQ/COMMON
                                                           GUARDIAN RESEARCH                    STOCK INDEX (k)
                                                  ------------------------------------ ----------------------------------
                                                         2009               2008             2009              2008
                                                  ------------------ ----------------- ---------------- -----------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss)....................   $ (2,379,917)     $    (6,249,033)  $   2,301,315    $     1,660,456
 Net realized gain (loss) on investments.........    (36,538,854)          34,860,177     (47,722,505)        (9,877,898)
 Change in unrealized appreciation
  (depreciation) of investments..................    244,976,815         (581,110,378)    205,511,015       (509,119,672)
                                                    ------------      ---------------   -------------    ---------------
 Net Increase (decrease) in net assets from
  operations.....................................    206,058,044         (552,499,234)    160,089,825       (517,337,114)
                                                    ------------      ---------------   -------------    ---------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners..........     14,307,833           25,369,585      27,411,518         56,901,214
  Transfers between funds including
   guaranteed interest account, net..............    (34,828,972)        (105,957,845)     16,577,675        (59,248,095)
  Transfers for contract benefits and
   terminations..................................    (50,856,646)         (95,335,590)    (36,812,734)       (75,547,301)
  Contract maintenance charges...................    (10,184,939)         (11,096,916)     (8,842,041)        (8,801,481)
                                                    ------------      ---------------   -------------    ---------------
 Net increase (decrease) in net assets from
  contractowners transactions....................    (81,562,724)        (187,020,766)     (1,665,582)       (86,695,663)
                                                    ------------      ---------------   -------------    ---------------
 Net increase (decrease) in amount retained by
  AXA Equitable in Separate Account No. 49......              (3)           (58,999)         52,999             78,001
                                                    ------------      ---------------   -------------    ---------------
Increase (Decrease) in Net Assets................    124,495,317         (739,578,999)    158,477,242       (603,954,776)
Net Assets -- Beginning of Period................    757,792,183        1,497,371,182     617,645,189      1,221,599,965
                                                    ------------      ---------------   -------------    ---------------
Net Assets -- End of Period......................   $882,287,500      $   757,792,183   $ 776,122,431    $   617,645,189
                                                    ============      ===============   =============    ===============
Changes in Units (000's):
Unit Activity 1.30% to 1.70% Class A
 Issued..........................................             --                   --              --                 --
 Redeemed........................................             --                   --              --                 --
                                                    ------------      ---------------   -------------    ---------------
 Net Increase (Decrease).........................             --                   --              --                 --
                                                    ============      ===============   =============    ===============
Unit Activity 0.00% to 1.90% Class B
 Issued..........................................          3,268                2,925          18,068              4,910
 Redeemed........................................        (13,083)             (19,878)        (16,682)            (6,642)
                                                    ------------      ---------------   -------------    ---------------
 Net Increase (Decrease).........................         (9,815)             (16,953)          1,386             (1,732)
                                                    ============      ===============   =============    ===============



                                                                EQ/CORE
                                                             BOND INDEX (i)
                                                  ------------------------------------
                                                         2009               2008
                                                  ------------------ -----------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss)....................   $   10,471,800    $    28,459,286
 Net realized gain (loss) on investments.........      (41,741,742)       (33,827,360)
 Change in unrealized appreciation
  (depreciation) of investments..................       36,863,152       (114,440,875)
                                                    --------------    ---------------
 Net Increase (decrease) in net assets from
  operations.....................................        5,593,210       (119,808,949)
                                                    --------------    ---------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners..........       54,084,596         42,075,735
  Transfers between funds including
   guaranteed interest account, net..............      116,014,734       (172,293,479)
  Transfers for contract benefits and
   terminations..................................      (64,156,687)       (97,989,775)
  Contract maintenance charges...................      (10,743,977)       (10,044,167)
                                                    --------------    ---------------
 Net increase (decrease) in net assets from
  contractowners transactions....................       95,198,666       (238,251,686)
                                                    --------------    ---------------
 Net increase (decrease) in amount retained by
  AXA Equitable in Separate Account No. 49......            (4,574)           (76,301)
                                                    --------------    ---------------
Increase (Decrease) in Net Assets................      100,787,302       (358,136,936)
Net Assets -- Beginning of Period................      913,345,047      1,271,481,983
                                                    --------------    ---------------
Net Assets -- End of Period......................   $1,014,132,349    $   913,345,047
                                                    ==============    ===============
Changes in Units (000's):
Unit Activity 1.30% to 1.70% Class A
 Issued..........................................               --                 --
 Redeemed........................................               --                 --
                                                    --------------    ---------------
 Net Increase (Decrease).........................               --                 --
                                                    ==============    ===============
Unit Activity 0.00% to 1.90% Class B
 Issued..........................................           45,162              6,426
 Redeemed........................................          (35,945)           (25,935)
                                                    --------------    ---------------
 Net Increase (Decrease).........................            9,217            (19,509)
                                                    ==============    ===============

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-67

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                                             EQ/DAVIS NEW
                                                             YORK VENTURE                    EQ/EQUITY 500 INDEX
                                                  ---------------------------------- ------------------------------------
                                                        2009              2008              2009               2008
                                                  ---------------- ----------------- ------------------ -----------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss)....................  $     640,433    $    (2,474,216)   $    4,911,710    $     3,267,677
 Net realized gain (loss) on investments.........    (26,279,448)       (11,064,766)      (58,830,916)        13,446,841
 Change in unrealized appreciation
  (depreciation) of investments..................    105,138,412       (130,689,555)      280,996,890       (588,331,784)
                                                   -------------    ---------------    --------------    ---------------
 Net Increase (decrease) in net assets from
  operations.....................................     79,499,397       (144,228,537)      227,077,684       (571,617,266)
                                                   -------------    ---------------    --------------    ---------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners..........     20,370,499         75,415,343        71,573,078         68,657,789
  Transfers between funds including
   guaranteed interest account, net..............     10,733,646         51,212,766         5,751,524        (44,788,116)
  Transfers for contract benefits and
   terminations..................................    (10,072,230)       (10,623,100)      (53,397,314)      (104,782,497)
  Contract maintenance charges...................     (4,411,886)        (3,106,524)      (12,149,395)       (11,655,065)
                                                   -------------    ---------------    --------------    ---------------
 Net increase (decrease) in net assets from
  contractowners transactions....................     16,620,029        112,898,485        11,777,893        (92,567,889)
                                                   -------------    ---------------    --------------    ---------------
 Net increase (decrease) in amount retained by
  AXA Equitable in Separate Account No. 49......           8,002         (3,180,596)           39,999           (380,000)
                                                   -------------    ---------------    --------------    ---------------
Increase (Decrease) in Net Assets................     96,127,428        (34,510,648)      238,895,576       (664,565,155)
Net Assets -- Beginning of Period................    242,909,969        277,420,617       912,777,058      1,577,342,213
                                                   -------------    ---------------    --------------    ---------------
Net Assets -- End of Period......................  $ 339,037,397    $   242,909,969    $1,151,672,634    $   912,777,058
                                                   =============    ===============    ==============    ===============
Changes in Units (000's):
Unit Activity 1.30% to 1.70% Class A
 Issued..........................................             --                 --                 3                 --
 Redeemed........................................             --                 --                --                 --
                                                   -------------    ---------------    --------------    ---------------
 Net Increase (Decrease).........................             --                 --                 3                 --
                                                   =============    ===============    ==============    ===============
Unit Activity 0.00% to 1.90% Class B
 Issued..........................................          9,250             17,626            17,357             10,494
 Redeemed........................................         (6,767)            (5,762)          (13,473)           (12,666)
                                                   -------------    ---------------    --------------    ---------------
 Net Increase (Decrease).........................          2,483             11,864             3,884             (2,172)
                                                   =============    ===============    ==============    ===============



                                                          EQ/EQUITY GROWTH PLUS
                                                  -------------------------------------
                                                         2009               2008
                                                  ------------------ ------------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss)....................   $   (7,263,176)    $   (8,227,112)
 Net realized gain (loss) on investments.........      (52,280,543)        39,820,399
 Change in unrealized appreciation
  (depreciation) of investments..................      342,994,624       (832,575,684)
                                                    --------------     --------------
 Net Increase (decrease) in net assets from
  operations.....................................      283,450,905       (800,982,397)
                                                    --------------     --------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners..........       43,966,701        168,142,262
  Transfers between funds including
   guaranteed interest account, net..............      (83,152,124)       (23,278,056)
  Transfers for contract benefits and
   terminations..................................      (53,534,351)       (92,517,279)
  Contract maintenance charges...................      (17,627,653)       (17,082,652)
                                                    --------------     --------------
 Net increase (decrease) in net assets from
  contractowners transactions....................     (110,347,427)        35,264,275
                                                    --------------     --------------
 Net increase (decrease) in amount retained by
  AXA Equitable in Separate Account No. 49......            (7,448)          (487,000)
                                                    --------------     --------------
Increase (Decrease) in Net Assets................      173,096,030       (766,205,122)
Net Assets -- Beginning of Period................    1,143,654,720      1,909,859,842
                                                    --------------     --------------
Net Assets -- End of Period......................   $1,316,750,750     $1,143,654,720
                                                    ==============     ==============
Changes in Units (000's):
Unit Activity 1.30% to 1.70% Class A
 Issued..........................................               --                 --
 Redeemed........................................               --                 --
                                                    --------------     --------------
 Net Increase (Decrease).........................               --                 --
                                                    ==============     ==============
Unit Activity 0.00% to 1.90% Class B
 Issued..........................................            7,641             18,185
 Redeemed........................................          (17,554)           (15,258)
                                                    --------------     --------------
 Net Increase (Decrease).........................           (9,913)             2,927
                                                    ==============     ==============

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-68

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                                            EQ/EVERGREEN                        EQ/FRANKLIN
                                                                OMEGA                          CORE BALANCED
                                                  --------------------------------- ------------------------------------
                                                        2009             2008              2009               2008
                                                  ---------------- ---------------- ------------------ -----------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss)....................   $ (2,421,440)   $  (1,287,298)    $ 22,140,075      $    26,339,942
 Net realized gain (loss) on investments.........     (9,138,410)      (4,442,278)     (41,977,203)         (25,473,569)
 Change in unrealized appreciation
  (depreciation) of investments..................     77,956,029      (45,017,948)     149,692,792         (210,034,118)
                                                    ------------    -------------     ------------      ---------------
 Net Increase (decrease) in net assets from
  operations.....................................     66,396,179      (50,747,524)     129,855,664         (209,167,745)
                                                    ------------    -------------     ------------      ---------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners..........     27,940,701       10,409,823       20,356,133           76,510,415
  Transfers between funds including
   guaranteed interest account, net..............     83,688,347        5,139,584       54,640,839           (8,634,358)
  Transfers for contract benefits and
   terminations..................................     (9,008,466)     (10,628,166)     (25,586,167)         (28,787,766)
  Contract maintenance charges...................     (2,575,434)      (1,701,654)      (7,929,027)          (6,278,297)
                                                    ------------    -------------     ------------      ---------------
 Net increase (decrease) in net assets from
  contractowners transactions....................    100,045,148        3,219,587       41,481,778           32,809,994
                                                    ------------    -------------     ------------      ---------------
 Net increase (decrease) in amount retained by
  AXA Equitable in Separate Account No. 49......              --          (12,300)              (3)        (3,000,828)
                                                    ------------    -------------     ------------      ---------------
Increase (Decrease) in Net Assets................    166,441,327      (47,540,237)     171,337,439         (179,358,579)
Net Assets -- Beginning of Period................    129,004,382      176,544,619      425,712,289          605,070,868
                                                    ------------    -------------     ------------      ---------------
Net Assets -- End of Period......................   $295,445,709    $ 129,004,382     $597,049,728      $   425,712,289
                                                    ============    =============     ============      ===============
Changes in Units (000's):
Unit Activity 1.30% to 1.70% Class A
 Issued..........................................             --               --               --                   --
 Redeemed........................................             --               --               --                   --
                                                    ------------    -------------     ------------      ---------------
 Net Increase (Decrease).........................             --               --               --                   --
                                                    ============    =============     ============      ===============
Unit Activity 0.00% to 1.90% Class B
 Issued..........................................         14,711            6,380           15,593               17,101
 Redeemed........................................         (4,717)          (6,001)         (10,086)             (14,077)
                                                    ------------    -------------     ------------      ---------------
 Net Increase (Decrease).........................          9,994              379            5,507                3,024
                                                    ============    =============     ============      ===============



                                                               EQ/FRANKLIN
                                                           TEMPLETON ALLOCATION
                                                  --------------------------------------
                                                          2009                2008
                                                  -------------------- -----------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss)....................    $   10,740,102      $    35,966,558
 Net realized gain (loss) on investments.........       (68,257,655)         (26,485,382)
 Change in unrealized appreciation
  (depreciation) of investments..................       343,049,903         (501,379,956)
                                                     --------------      ---------------
 Net Increase (decrease) in net assets from
  operations.....................................       285,532,350         (491,898,780)
                                                     --------------      ---------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners..........        73,834,498          520,219,218
  Transfers between funds including
   guaranteed interest account, net..............        51,895,312          223,763,310
  Transfers for contract benefits and
   terminations..................................       (48,492,082)         (39,830,059)
  Contract maintenance charges...................       (17,534,193)          (9,501,659)
                                                     --------------      ---------------
 Net increase (decrease) in net assets from
  contractowners transactions....................        59,703,535          694,650,810
                                                     --------------      ---------------
 Net increase (decrease) in amount retained by
  AXA Equitable in Separate Account No. 49......                 (1)           (42,839)
                                                     --------------      ---------------
Increase (Decrease) in Net Assets................       345,235,884          202,709,191
Net Assets -- Beginning of Period................       996,121,628          793,412,437
                                                     --------------      ---------------
Net Assets -- End of Period......................    $1,341,357,512      $   996,121,628
                                                     ==============      ===============
Changes in Units (000's):
Unit Activity 1.30% to 1.70% Class A
 Issued..........................................                --                   --
 Redeemed........................................                --                   --
                                                     --------------      ---------------
 Net Increase (Decrease).........................                --                   --
                                                     ==============      ===============
Unit Activity 0.00% to 1.90% Class B
 Issued..........................................            26,660               94,300
 Redeemed........................................           (15,841)              (9,168)
                                                     --------------      ---------------
 Net Increase (Decrease).........................            10,819               85,132
                                                     ==============      ===============

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-69

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                                          EQ/GAMCO MERGERS                    EQ/GAMCO SMALL
                                                          AND ACQUISITIONS                    COMPANY VALUE
                                                  --------------------------------- ----------------------------------
                                                        2009             2008             2009              2008
                                                  ---------------- ---------------- ---------------- -----------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss)....................   $ (1,793,681)   $  (1,223,527)   $  (5,050,034)   $    (3,884,593)
 Net realized gain (loss) on investments.........     (5,766,872)       1,037,676      (22,466,131)         6,189,537
 Change in unrealized appreciation
  (depreciation) of investments..................     24,311,739      (20,056,018)     198,092,476       (172,866,113)
                                                    ------------    -------------    -------------    ---------------
 Net Increase (decrease) in net assets from
  operations.....................................     16,751,186      (20,241,869)     170,576,311       (170,561,169)
                                                    ------------    -------------    -------------    ---------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners..........      6,583,314       16,641,524       32,344,187         87,585,184
  Transfers between funds including
   guaranteed interest account, net..............     10,433,400      (10,708,187)      49,285,762         28,597,473
  Transfers for contract benefits and
   terminations..................................     (4,763,059)      (5,144,520)     (17,447,466)       (18,342,653)
  Contract maintenance charges...................     (1,934,627)      (1,465,331)      (7,485,896)        (5,098,441)
                                                    ------------    -------------    -------------    ---------------
 Net increase (decrease) in net assets from
  contractowners transactions....................     10,319,028         (676,514)      56,696,587         92,741,563
                                                    ------------    -------------    -------------    ---------------
 Net increase (decrease) in amount retained by
  AXA Equitable in Separate Account No. 49......           1,653          (33,346)          11,001            (45,513)
                                                    ------------    -------------    -------------    ---------------
Increase (Decrease) in Net Assets................     27,071,867      (20,951,729)     227,283,899        (77,865,119)
Net Assets -- Beginning of Period................    111,018,013      131,969,742      392,716,712        470,581,831
                                                    ------------    -------------    -------------    ---------------
Net Assets -- End of Period......................   $138,089,880    $ 111,018,013    $ 620,000,611    $   392,716,712
                                                    ============    =============    =============    ===============
Changes in Units (000's):
Unit Activity 1.30% to 1.70% Class A
 Issued..........................................             --               --                2                 --
 Redeemed........................................             --               --               --                 --
                                                    ------------    -------------    -------------    ---------------
 Net Increase (Decrease).........................             --               --                2                 --
                                                    ============    =============    =============    ===============
Unit Activity 0.00% to 1.90% Class B
 Issued..........................................          4,139            3,900            5,849              6,224
 Redeemed........................................         (3,222)          (3,992)          (3,498)            (3,104)
                                                    ------------    -------------    -------------    ---------------
 Net Increase (Decrease).........................            917              (92)           2,351              3,120
                                                    ============    =============    =============    ===============



                                                              EQ/GLOBAL
                                                              BOND PLUS
                                                  ---------------------------------
                                                        2009             2008
                                                  ---------------- ----------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss)....................  $  (2,705,164)   $  65,495,492
 Net realized gain (loss) on investments.........    (23,317,739)       7,956,127
 Change in unrealized appreciation
  (depreciation) of investments..................     26,152,690      (67,209,876)
                                                   -------------    -------------
 Net Increase (decrease) in net assets from
  operations.....................................        129,787        6,241,743
                                                   -------------    -------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners..........     18,603,211       73,793,425
  Transfers between funds including
   guaranteed interest account, net..............      5,029,126      162,751,963
  Transfers for contract benefits and
   terminations..................................    (17,427,569)     (20,102,077)
  Contract maintenance charges...................     (5,422,618)      (3,679,230)
                                                   -------------    -------------
 Net increase (decrease) in net assets from
  contractowners transactions....................        782,150      212,764,081
                                                   -------------    -------------
 Net increase (decrease) in amount retained by
  AXA Equitable in Separate Account No. 49......           1,000       (5,766,813)
                                                   -------------    -------------
Increase (Decrease) in Net Assets................        912,937      213,239,011
Net Assets -- Beginning of Period................    413,319,116      200,080,105
                                                   -------------    -------------
Net Assets -- End of Period......................  $ 414,232,053    $ 413,319,116
                                                   =============    =============
Changes in Units (000's):
Unit Activity 1.30% to 1.70% Class A
 Issued..........................................              2               --
 Redeemed........................................             --               --
                                                   -------------    -------------
 Net Increase (Decrease).........................              2               --
                                                   =============    =============
Unit Activity 0.00% to 1.90% Class B
 Issued..........................................         11,490           34,200
 Redeemed........................................        (11,571)         (15,567)
                                                   -------------    -------------
 Net Increase (Decrease).........................            (81)          18,633
                                                   =============    =============

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-70

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                                               EQ/GLOBAL
                                                          MULTI-SECTOR EQUITY
                                                  ------------------------------------
                                                         2009               2008
                                                  ------------------ -----------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss)....................   $   (1,338,538)   $  (15,752,805)
 Net realized gain (loss) on investments.........     (134,958,138)       65,154,201
 Change in unrealized appreciation
  (depreciation) of investments..................      486,494,355      (985,591,293)
                                                    --------------    --------------
 Net Increase (decrease) in net assets from
  operations.....................................      350,197,679      (936,189,897)
                                                    --------------    --------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners..........       38,055,350       174,385,806
  Transfers between funds including
   guaranteed interest account, net..............       97,751,626       (86,789,044)
  Transfers for contract benefits and
   terminations..................................      (37,615,341)      (70,211,440)
  Contract maintenance charges...................      (13,705,969)      (12,474,163)
                                                    --------------    --------------
 Net increase (decrease) in net assets from
  contractowners transactions....................       84,485,666         4,911,159
                                                    --------------    --------------
 Net increase (decrease) in amount retained by
  AXA Equitable in Separate Account No. 49......            52,000           (61,501)
                                                    --------------    --------------
Increase (Decrease) in Net Assets................      434,735,345      (931,340,239)
Net Assets -- Beginning of Period................      696,117,827     1,627,458,066
                                                    --------------    --------------
Net Assets -- End of Period......................   $1,130,853,172    $  696,117,827
                                                    ==============    ==============
Changes in Units (000's):
Unit Activity 1.30% to 1.70% Class A
 Issued..........................................                2                --
 Redeemed........................................               --                --
                                                    --------------    --------------
 Net Increase (Decrease).........................                2                --
                                                    ==============    ==============
Unit Activity 0.00% to 1.90% Class B
 Issued..........................................           18,642            16,383
 Redeemed........................................          (13,429)          (15,994)
                                                    --------------    --------------
 Net Increase (Decrease).........................            5,213               389
                                                    ==============    ==============



                                                           EQ/INTERMEDIATE                   EQ/INTERNATIONAL
                                                        GOVERNMENT BOND INDEX                   CORE PLUS
                                                  --------------------------------- ----------------------------------
                                                        2009             2008             2009              2008
                                                  ---------------- ---------------- ---------------- -----------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss)....................  $  (1,837,117)   $   7,821,746    $  10,509,388    $        93,764
 Net realized gain (loss) on investments.........     (5,818,927)      (1,366,840)     (46,621,982)        23,751,257
 Change in unrealized appreciation
  (depreciation) of investments..................     (7,140,455)       1,364,716      225,338,883       (488,516,584)
                                                   -------------    -------------    -------------    ---------------
 Net Increase (decrease) in net assets from
  operations.....................................    (14,796,499)       7,819,622      189,226,289       (464,671,563)
                                                   -------------    -------------    -------------    ---------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners..........     43,007,605       42,004,283       44,406,216         53,379,072
  Transfers between funds including
   guaranteed interest account, net..............    (27,226,727)      94,974,307       19,939,424          9,893,762
  Transfers for contract benefits and
   terminations..................................    (28,373,545)     (36,984,246)     (29,905,952)       (59,946,839)
  Contract maintenance charges...................     (4,494,560)      (3,042,890)      (8,681,146)        (8,694,364)
                                                   -------------    -------------    -------------    ---------------
 Net increase (decrease) in net assets from
  contractowners transactions....................    (17,087,227)      96,951,454       25,758,542         (5,368,369)
                                                   -------------    -------------    -------------    ---------------
 Net increase (decrease) in amount retained by
  AXA Equitable in Separate Account No. 49......              --         (120,000)          13,199                 --
                                                   -------------    -------------    -------------    ---------------
Increase (Decrease) in Net Assets................    (31,883,726)     104,651,076      214,998,030       (470,039,932)
Net Assets -- Beginning of Period................    401,670,396      297,019,320      554,322,481      1,024,362,413
                                                   -------------    -------------    -------------    ---------------
Net Assets -- End of Period......................  $ 369,786,670    $ 401,670,396    $ 769,320,511    $   554,322,481
                                                   =============    =============    =============    ===============
Changes in Units (000's):
Unit Activity 1.30% to 1.70% Class A
 Issued..........................................             --               --               --                 --
 Redeemed........................................             --               --               --                 --
                                                   -------------    -------------    -------------    ---------------
 Net Increase (Decrease).........................             --               --               --                 --
                                                   =============    =============    =============    ===============
Unit Activity 0.00% to 1.90% Class B
 Issued..........................................         14,039           19,978           10,926             10,626
 Redeemed........................................        (14,458)         (11,686)          (8,760)           (11,142)
                                                   -------------    -------------    -------------    ---------------
 Net Increase (Decrease).........................           (419)           8,292            2,166               (516)
                                                   =============    =============    =============    ===============

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-71

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                                                                         EQ/INTERNATIONAL
                                                      EQ/INTERNATIONAL ETF                    GROWTH
                                                  ----------------------------- ----------------------------------
                                                       2009           2008            2009              2008
                                                  ------------- --------------- ---------------- -----------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss)....................  $  164,334    $     152,463   $    (451,268)   $    (1,175,603)
 Net realized gain (loss) on investments.........      64,865         (319,534)    (26,477,852)        (9,610,248)
 Change in unrealized appreciation
  (depreciation) of investments..................     151,754       (1,432,902)     92,760,178       (105,847,924)
                                                   ----------    -------------   -------------    ---------------
 Net Increase (decrease) in net assets from
  operations.....................................     380,953       (1,599,973)     65,831,058       (116,633,775)
                                                   ----------    -------------   -------------    ---------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners..........          --               --      16,047,281         44,238,330
  Transfers between funds including
   guaranteed interest account, net..............          --               --      33,138,245         14,441,973
  Transfers for contract benefits and
   terminations..................................          --               --      (7,613,344)        (9,281,621)
  Contract maintenance charges...................          --               --      (3,283,507)        (2,559,727)
                                                   ----------    -------------   -------------    ---------------
 Net increase (decrease) in net assets from
  contractowners transactions....................          --               --      38,288,675         46,838,955
                                                   ----------    -------------   -------------    ---------------
 Net increase (decrease) in amount retained by
  AXA Equitable in Separate Account No. 49......           --         (500,000)             --            103,999
                                                   ----------    -------------   -------------    ---------------
Increase (Decrease) in Net Assets................     380,953       (2,099,973)    104,119,733        (69,690,821)
Net Assets -- Beginning of Period................   1,603,884        3,703,857     168,048,135        237,738,956
                                                   ----------    -------------   -------------    ---------------
Net Assets -- End of Period......................  $1,984,837    $   1,603,884   $ 272,167,868    $   168,048,135
                                                   ==========    =============   =============    ===============
Changes in Units (000's):
Unit Activity 1.30% to 1.70% Class A
 Issued..........................................          --               --              --                 --
 Redeemed........................................          --               --              --                 --
                                                   ----------    -------------   -------------    ---------------
 Net Increase (Decrease).........................          --               --              --                 --
                                                   ==========    =============   =============    ===============
Unit Activity 0.00% to 1.90% Class B
 Issued..........................................          --               --          10,081             11,798
 Redeemed........................................          --               --          (5,593)            (7,568)
                                                   ----------    -------------   -------------    ---------------
 Net Increase (Decrease).........................          --               --           4,488              4,230
                                                   ==========    =============   =============    ===============



                                                             EQ/JPMORGAN
                                                         VALUE OPPORTUNITIES
                                                  ----------------------------------
                                                        2009              2008
                                                  ---------------- -----------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss)....................  $      97,821    $     1,064,921
 Net realized gain (loss) on investments.........    (29,711,065)       (16,710,861)
 Change in unrealized appreciation
  (depreciation) of investments..................     89,134,293       (141,195,370)
                                                   -------------    ---------------
 Net Increase (decrease) in net assets from
  operations.....................................     59,521,049       (156,841,310)
                                                   -------------    ---------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners..........      6,531,889         10,736,796
  Transfers between funds including
   guaranteed interest account, net..............        180,925        (25,761,728)
  Transfers for contract benefits and
   terminations..................................    (16,280,971)       (35,229,962)
  Contract maintenance charges...................     (2,183,887)        (2,218,023)
                                                   -------------    ---------------
 Net increase (decrease) in net assets from
  contractowners transactions....................    (11,752,044)       (52,472,917)
                                                   -------------    ---------------
 Net increase (decrease) in amount retained by
  AXA Equitable in Separate Account No. 49......              --           (266,998)
                                                   -------------    ---------------
Increase (Decrease) in Net Assets................     47,769,005       (209,581,225)
Net Assets -- Beginning of Period................    210,569,258        420,150,483
                                                   -------------    ---------------
Net Assets -- End of Period......................  $ 258,338,263    $   210,569,258
                                                   =============    ===============
Changes in Units (000's):
Unit Activity 1.30% to 1.70% Class A
 Issued..........................................             --                 --
 Redeemed........................................             --                 --
                                                   -------------    ---------------
 Net Increase (Decrease).........................             --                 --
                                                   =============    ===============
Unit Activity 0.00% to 1.90% Class B
 Issued..........................................          3,078              1,967
 Redeemed........................................         (4,372)            (6,183)
                                                   -------------    ---------------
 Net Increase (Decrease).........................         (1,294)            (4,216)
                                                   =============    ===============

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-72

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                                             EQ/LARGE CAP                       EQ/LARGE CAP
                                                              CORE PLUS                         GROWTH INDEX
                                                  ---------------------------------- ----------------------------------
                                                        2009              2008             2009              2008
                                                  ---------------- ----------------- ---------------- -----------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss)....................  $   3,946,921    $    (2,128,351)  $   1,765,959    $    (4,384,494)
 Net realized gain (loss) on investments.........    (15,412,420)        (8,730,231)    (13,310,399)          (753,175)
 Change in unrealized appreciation
  (depreciation) of investments..................     42,870,315        (75,404,584)    100,800,552       (145,142,612)
                                                   -------------    ---------------   -------------    ---------------
 Net Increase (decrease) in net assets from
  operations.....................................     31,404,816        (86,263,166)     89,256,112       (150,280,281)
                                                   -------------    ---------------   -------------    ---------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners..........      5,079,841          5,525,159       6,243,861         24,221,650
  Transfers between funds including
   guaranteed interest account, net..............       (335,448)       (10,481,074)      5,339,497         (6,728,431)
  Transfers for contract benefits and
   terminations..................................    (10,302,564)       (21,858,504)    (17,160,470)       (29,710,764)
  Contract maintenance charges...................     (1,417,449)        (1,432,614)     (3,258,354)        (2,752,474)
                                                   -------------    ---------------   -------------    ---------------
 Net increase (decrease) in net assets from
  contractowners transactions....................     (6,975,620)       (28,247,033)     (8,835,466)       (14,970,019)
                                                   -------------    ---------------   -------------    ---------------
 Net increase (decrease) in amount retained by
  AXA Equitable in Separate Account No. 49......              --                 --      (9,101,306)            17,000
                                                   -------------    ---------------   -------------    ---------------
Increase (Decrease) in Net Assets................     24,429,196       (114,510,199)     71,319,340       (165,233,300)
Net Assets -- Beginning of Period................    129,360,305        243,870,504     245,932,260        411,165,560
                                                   -------------    ---------------   -------------    ---------------
Net Assets -- End of Period......................  $ 153,789,501    $   129,360,305   $ 317,251,600    $   245,932,260
                                                   =============    ===============   =============    ===============
Changes in Units (000's):
Unit Activity 1.30% to 1.70% Class A
 Issued..........................................             --                 --              --                 --
 Redeemed........................................             --                 --              --                 --
                                                   -------------    ---------------   -------------    ---------------
 Net Increase (Decrease).........................             --                 --              --                 --
                                                   =============    ===============   =============    ===============
Unit Activity 0.00% to 1.90% Class B
 Issued..........................................          2,386              1,617           6,245              6,807
 Redeemed........................................         (3,435)            (4,811)         (8,515)           (10,140)
                                                   -------------    ---------------   -------------    ---------------
 Net Increase (Decrease).........................         (1,049)            (3,194)         (2,270)            (3,333)
                                                   =============    ===============   =============    ===============



                                                             EQ/LARGE CAP
                                                             GROWTH PLUS
                                                  ----------------------------------
                                                        2009              2008
                                                  ---------------- -----------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss)....................  $    (322,957)   $    (3,847,420)
 Net realized gain (loss) on investments.........    (12,614,811)         3,819,000
 Change in unrealized appreciation
  (depreciation) of investments..................     75,552,967       (134,073,469)
                                                   -------------    ---------------
 Net Increase (decrease) in net assets from
  operations.....................................     62,615,199       (134,101,889)
                                                   -------------    ---------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners..........     14,839,377         23,776,388
  Transfers between funds including
   guaranteed interest account, net..............     (3,677,177)       (34,904,608)
  Transfers for contract benefits and
   terminations..................................    (11,850,074)       (22,544,757)
  Contract maintenance charges...................     (2,477,109)        (2,362,155)
                                                   -------------    ---------------
 Net increase (decrease) in net assets from
  contractowners transactions....................     (3,164,983)       (36,035,132)
                                                   -------------    ---------------
 Net increase (decrease) in amount retained by
  AXA Equitable in Separate Account No. 49......              --           (226,500)
                                                   -------------    ---------------
Increase (Decrease) in Net Assets................     59,450,216       (170,363,521)
Net Assets -- Beginning of Period................    193,224,784        363,588,305
                                                   -------------    ---------------
Net Assets -- End of Period......................  $ 252,675,000    $   193,224,784
                                                   =============    ===============
Changes in Units (000's):
Unit Activity 1.30% to 1.70% Class A
 Issued..........................................             --                 --
 Redeemed........................................             --                 --
                                                   -------------    ---------------
 Net Increase (Decrease).........................             --                 --
                                                   =============    ===============
Unit Activity 0.00% to 1.90% Class B
 Issued..........................................          3,789              5,289
 Redeemed........................................         (4,054)            (8,073)
                                                   -------------    ---------------
 Net Increase (Decrease).........................           (265)            (2,784)
                                                   =============    ===============

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-73

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                                             EQ/LARGE CAP
                                                             VALUE INDEX
                                                  ----------------------------------
                                                        2009              2008
                                                  ---------------- -----------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss)....................  $   6,773,224    $      (173,543)
 Net realized gain (loss) on investments.........    (27,527,716)       (14,982,245)
 Change in unrealized appreciation
  (depreciation) of investments..................     38,402,053        (88,532,502)
                                                   -------------    ---------------
 Net Increase (decrease) in net assets from
  operations.....................................     17,647,561       (103,688,290)
                                                   -------------    ---------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners..........      7,374,072         14,398,302
  Transfers between funds including
   guaranteed interest account, net..............      7,431,830         (9,927,410)
  Transfers for contract benefits and
   terminations..................................     (3,337,593)        (6,397,649)
  Contract maintenance charges...................     (1,422,213)        (1,535,834)
                                                   -------------    ---------------
 Net increase (decrease) in net assets from
  contractowners transactions....................     10,046,096         (3,462,591)
                                                   -------------    ---------------
 Net increase (decrease) in amount retained by
  AXA Equitable in Separate Account No. 49......              --                 --
                                                   -------------    ---------------
Increase (Decrease) in Net Assets................     27,693,657       (107,150,881)
Net Assets -- Beginning of Period................     76,510,005        183,660,886
                                                   -------------    ---------------
Net Assets -- End of Period......................  $ 104,203,662    $    76,510,005
                                                   =============    ===============
Changes in Units (000's):
Unit Activity 1.30% to 1.70% Class A
 Issued..........................................             --                 --
 Redeemed........................................             --                 --
                                                   -------------    ---------------
 Net Increase (Decrease).........................             --                 --
                                                   =============    ===============
Unit Activity 0.00% to 1.90% Class B
 Issued..........................................          7,169              4,886
 Redeemed........................................         (4,403)            (5,297)
                                                   -------------    ---------------
 Net Increase (Decrease).........................          2,766               (411)
                                                   =============    ===============



                                                               EQ/LARGE CAP                       EQ/LORD ABBETT
                                                                VALUE PLUS                       GROWTH AND INCOME
                                                  -------------------------------------- ---------------------------------
                                                         2009                2008              2009             2008
                                                  ------------------ ------------------- ---------------- ----------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss)....................   $    7,478,084    $      23,923,165   $    (767,473)   $       83,982
 Net realized gain (loss) on investments.........     (116,190,615)         (33,805,389)    (12,823,244)       (3,353,099)
 Change in unrealized appreciation
  (depreciation) of investments..................      296,761,284         (936,768,121)     31,280,658       (52,452,677)
                                                    --------------    -----------------   -------------    --------------
 Net Increase (decrease) in net assets from
  operations.....................................      188,048,753         (946,650,345)     17,689,941       (55,721,794)
                                                    --------------    -----------------   -------------    --------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners..........       12,883,006           55,111,908       9,687,585        14,924,350
  Transfers between funds including
   guaranteed interest account, net..............      (59,306,982)        (196,962,458)      2,488,722        (5,583,383)
  Transfers for contract benefits and
   terminations..................................      (60,484,252)        (129,154,256)     (4,487,121)       (6,293,266)
  Contract maintenance charges...................      (14,986,398)         (17,490,591)     (1,495,789)       (1,322,119)
                                                    --------------    -----------------   -------------    --------------
 Net increase (decrease) in net assets from
  contractowners transactions....................     (121,894,626)        (288,495,397)      6,193,397         1,725,582
                                                    --------------    -----------------   -------------    --------------
 Net increase (decrease) in amount retained by
  AXA Equitable in Separate Account No. 49......                --               64,001              --        (3,650,654)
                                                    --------------    -----------------   -------------    --------------
Increase (Decrease) in Net Assets................       66,154,127       (1,235,081,741)     23,883,338       (57,646,866)
Net Assets -- Beginning of Period................    1,114,995,607        2,350,077,348      93,546,882       151,193,748
                                                    --------------    -----------------   -------------    --------------
Net Assets -- End of Period......................   $1,181,149,734    $   1,114,995,607   $ 117,430,220    $   93,546,882
                                                    ==============    =================   =============    ==============
Changes in Units (000's):
Unit Activity 1.30% to 1.70% Class A
 Issued..........................................               --                   --              --                --
 Redeemed........................................               --                   --              --                --
                                                    --------------    -----------------   -------------    --------------
 Net Increase (Decrease).........................               --                   --              --                --
                                                    ==============    =================   =============    ==============
Unit Activity 0.00% to 1.90% Class B
 Issued..........................................            2,747                5,339           3,916             2,682
 Redeemed........................................          (16,468)             (27,652)         (2,969)           (2,490)
                                                    --------------    -----------------   -------------    --------------
 Net Increase (Decrease).........................          (13,721)             (22,313)            947               192
                                                    ==============    =================   =============    ==============

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-74

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                                           EQ/LORD ABBETT                       EQ/MID CAP
                                                           LARGE CAP CORE                         INDEX
                                                  --------------------------------- ----------------------------------
                                                        2009             2008             2009              2008
                                                  ---------------- ---------------- ---------------- -----------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss)....................  $    (981,435)   $     (262,527)  $  (2,042,011)   $    (4,537,675)
 Net realized gain (loss) on investments.........    (10,046,237)       (3,275,849)    (76,754,441)       (24,256,556)
 Change in unrealized appreciation
  (depreciation) of investments..................     41,151,180       (30,541,689)    249,782,270       (472,975,556)
                                                   -------------    --------------   -------------    ---------------
 Net Increase (decrease) in net assets from
  operations.....................................     30,123,508       (34,080,065)    170,985,818       (501,769,787)
                                                   -------------    --------------   -------------    ---------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners..........     18,051,679        13,537,401      27,352,295         59,080,324
  Transfers between funds including
   guaranteed interest account, net..............     28,400,738        31,639,977     (11,457,023)       (32,303,620)
  Transfers for contract benefits and
   terminations..................................     (4,939,951)       (4,269,182)    (27,354,004)       (51,574,835)
  Contract maintenance charges...................     (1,712,105)       (1,052,344)     (7,924,887)        (8,240,422)
                                                   -------------    --------------   -------------    ---------------
 Net increase (decrease) in net assets from
  contractowners transactions....................     39,800,361        39,855,852     (19,383,619)       (33,038,553)
                                                   -------------    --------------   -------------    ---------------
 Net increase (decrease) in amount retained by
  AXA Equitable in Separate Account No. 49......              --        (2,574,002)         31,447                 --
                                                   -------------    --------------   -------------    ---------------
Increase (Decrease) in Net Assets................     69,923,869         3,201,785     151,633,646       (534,808,340)
Net Assets -- Beginning of Period................     85,244,148        82,042,363     501,016,737      1,035,825,077
                                                   -------------    --------------   -------------    ---------------
Net Assets -- End of Period......................  $ 155,168,017    $   85,244,148   $ 652,650,383    $   501,016,737
                                                   =============    ==============   =============    ===============
Changes in Units (000's):
Unit Activity 1.30% to 1.70% Class A
 Issued..........................................             --                --              --                 --
 Redeemed........................................             --                --              --                 --
                                                   -------------    --------------   -------------    ---------------
 Net Increase (Decrease).........................             --                --              --                 --
                                                   =============    ==============   =============    ===============
Unit Activity 0.00% to 1.90% Class B
 Issued..........................................          8,538             7,001           7,801              8,705
 Redeemed........................................         (3,920)           (3,312)        (10,020)           (11,260)
                                                   -------------    --------------   -------------    ---------------
 Net Increase (Decrease).........................          4,618             3,689          (2,219)            (2,555)
                                                   =============    ==============   =============    ===============



                                                               EQ/MID CAP
                                                         VALUE PLUS (c) (d) (e)
                                                  ------------------------------------
                                                         2009               2008
                                                  ------------------ -----------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss)....................   $    1,365,807    $      (382,625)
 Net realized gain (loss) on investments.........     (124,353,745)       (79,877,282)
 Change in unrealized appreciation
  (depreciation) of investments..................       36,575,607       (212,234,558)
                                                    --------------    ---------------
 Net Increase (decrease) in net assets from
  operations.....................................      (86,412,331)      (292,494,465)
                                                    --------------    ---------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners..........       13,599,011         17,465,982
  Transfers between funds including
   guaranteed interest account, net..............      815,533,724        (86,089,191)
  Transfers for contract benefits and
   terminations..................................      (31,291,287)       (44,393,137)
  Contract maintenance charges...................       (8,625,499)        (6,313,342)
                                                    --------------    ---------------
 Net increase (decrease) in net assets from
  contractowners transactions....................      789,215,949       (119,329,688)
                                                    --------------    ---------------
 Net increase (decrease) in amount retained by
  AXA Equitable in Separate Account No. 49......            30,948           (122,000)
                                                    --------------    ---------------
Increase (Decrease) in Net Assets................      702,834,566       (411,946,153)
Net Assets -- Beginning of Period................      400,063,290        812,009,443
                                                    --------------    ---------------
Net Assets -- End of Period......................   $1,102,897,856    $   400,063,290
                                                    ==============    ===============
Changes in Units (000's):
Unit Activity 1.30% to 1.70% Class A
 Issued..........................................               --                 --
 Redeemed........................................               --                 --
                                                    --------------    ---------------
 Net Increase (Decrease).........................               --                 --
                                                    ==============    ===============
Unit Activity 0.00% to 1.90% Class B
 Issued..........................................           73,314              2,829
 Redeemed........................................          (27,132)           (11,484)
                                                    --------------    ---------------
 Net Increase (Decrease).........................           46,182             (8,655)
                                                    ==============    ===============

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-75

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                                            EQ/MONEY MARKET
                                                  ------------------------------------
                                                         2009              2008
                                                  ----------------- ------------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss)....................  $  (18,440,066)    $    5,303,985
 Net realized gain (loss) on investments.........        (233,096)           (71,662)
 Change in unrealized appreciation
  (depreciation) of investments..................         156,107            (62,631)
                                                   --------------     --------------
 Net Increase (decrease) in net assets from
  operations.....................................     (18,517,055)         5,169,692
                                                   --------------     --------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners..........     343,074,508        737,101,790
  Transfers between funds including
   guaranteed interest account, net..............    (565,003,528)       301,263,885
  Transfers for contract benefits and
   terminations..................................    (300,033,661)      (392,439,992)
  Contract maintenance charges...................     (12,094,117)        (8,372,217)
                                                   --------------     --------------
 Net increase (decrease) in net assets from
  contractowners transactions....................    (534,056,798)       637,553,466
                                                   --------------     --------------
 Net increase (decrease) in amount retained by
  AXA Equitable in Separate Account No. 49......          273,686           (270,893)
                                                   --------------     --------------
Increase (Decrease) in Net Assets................    (552,300,167)       642,452,265
Net Assets -- Beginning of Period................   1,493,974,972        851,522,707
                                                   --------------     --------------
Net Assets -- End of Period......................  $  941,674,805     $1,493,974,972
                                                   ==============     ==============
Changes in Units (000's):
Unit Activity 1.30% to 1.70% Class A
 Issued..........................................              22                 --
 Redeemed........................................              --                 --
                                                   --------------     --------------
 Net Increase (Decrease).........................              22                 --
                                                   ==============     ==============
Unit Activity 0.00% to 1.90% Class B
 Issued..........................................          69,086            101,142
 Redeemed........................................         (99,039)           (55,686)
                                                   --------------     --------------
 Net Increase (Decrease).........................         (29,953)            45,456
                                                   ==============     ==============



                                                             EQ/MONTAG &                        EQ/MUTUAL
                                                           CALDWELL GROWTH                   LARGE CAP EQUITY
                                                  --------------------------------- ----------------------------------
                                                        2009             2008             2009              2008
                                                  ---------------- ---------------- ---------------- -----------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss)....................  $  (1,711,323)   $  (1,730,976)   $  (2,837,920)   $     6,293,951
 Net realized gain (loss) on investments.........    (14,655,162)      (6,065,466)     (25,424,474)       (17,044,008)
 Change in unrealized appreciation
  (depreciation) of investments..................     55,673,036      (53,756,587)      74,942,306       (126,766,530)
                                                   -------------    -------------    -------------    ---------------
 Net Increase (decrease) in net assets from
  operations.....................................     39,306,551      (61,553,029)      46,679,912       (137,516,587)
                                                   -------------    -------------    -------------    ---------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners..........      3,647,314       28,840,231        7,462,774         37,815,910
  Transfers between funds including
   guaranteed interest account, net..............     (5,293,632)      84,271,697       (7,433,583)       (35,013,356)
  Transfers for contract benefits and
   terminations..................................     (6,259,023)      (6,620,843)      (9,814,336)       (11,816,877)
  Contract maintenance charges...................     (2,508,072)      (1,581,869)      (3,691,375)        (3,499,476)
                                                   -------------    -------------    -------------    ---------------
 Net increase (decrease) in net assets from
  contractowners transactions....................    (10,413,413)     104,909,216      (13,476,520)       (12,513,799)
                                                   -------------    -------------    -------------    ---------------
 Net increase (decrease) in amount retained by
  AXA Equitable in Separate Account No. 49......              --         (138,933)              --        (18,384,000)
                                                   -------------    -------------    -------------    ---------------
Increase (Decrease) in Net Assets................     28,893,138       43,217,254       33,203,392       (168,414,386)
Net Assets -- Beginning of Period................    143,898,720      100,681,466      205,351,897        373,766,283
                                                   -------------    -------------    -------------    ---------------
Net Assets -- End of Period......................  $ 172,791,858    $ 143,898,720    $ 238,555,289    $   205,351,897
                                                   =============    =============    =============    ===============
Changes in Units (000's):
Unit Activity 1.30% to 1.70% Class A
 Issued..........................................              1               --               --                 --
 Redeemed........................................             --               --               --                 --
                                                   -------------    -------------    -------------    ---------------
 Net Increase (Decrease).........................              1               --               --                 --
                                                   =============    =============    =============    ===============
Unit Activity 0.00% to 1.90% Class B
 Issued..........................................         12,048           39,334            3,697              7,703
 Redeemed........................................        (14,313)         (14,430)          (5,500)            (9,140)
                                                   -------------    -------------    -------------    ---------------
 Net Increase (Decrease).........................         (2,265)          24,904           (1,803)            (1,437)
                                                   =============    =============    =============    ===============

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-76

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                                        EQ/OPPENHEIMER GLOBAL
                                                  ---------------------------------
                                                        2009             2008
                                                  ---------------- ----------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss)....................  $    (999,512)   $     (171,937)
 Net realized gain (loss) on investments.........    (12,845,925)      (10,852,762)
 Change in unrealized appreciation
  (depreciation) of investments..................     52,404,085       (51,264,819)
                                                   -------------    --------------
 Net Increase (decrease) in net assets from
  operations.....................................     38,558,648       (62,289,518)
                                                   -------------    --------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners..........     10,985,091        27,145,149
  Transfers between funds including
   guaranteed interest account, net..............     30,120,961        16,514,971
  Transfers for contract benefits and
   terminations..................................     (4,037,850)       (4,909,832)
  Contract maintenance charges...................     (1,941,981)       (1,293,315)
                                                   -------------    --------------
 Net increase (decrease) in net assets from
  contractowners transactions....................     35,126,221        37,456,973
                                                   -------------    --------------
 Net increase (decrease) in amount retained by
  AXA Equitable in Separate Account No. 49......              --        (6,490,003)
                                                   -------------    --------------
Increase (Decrease) in Net Assets................     73,684,869       (31,322,548)
Net Assets -- Beginning of Period................     89,375,404       120,697,952
                                                   -------------    --------------
Net Assets -- End of Period......................  $ 163,060,273    $   89,375,404
                                                   =============    ==============
Changes in Units (000's):
Unit Activity 1.30% to 1.70% Class A
 Issued..........................................              1                --
 Redeemed........................................             --                --
                                                   -------------    --------------
 Net Increase (Decrease).........................              1                --
                                                   =============    ==============
Unit Activity 0.00% to 1.90% Class B
 Issued..........................................          7,976             7,529
 Redeemed........................................         (3,519)           (3,931)
                                                   -------------    --------------
 Net Increase (Decrease).........................          4,457             3,598
                                                   =============    ==============



                                                             EQ/PIMCO ULTRA
                                                           SHORT BOND (f) (g)              EQ/QUALITY BOND PLUS (j)
                                                  ------------------------------------ ---------------------------------
                                                         2009               2008             2009             2008
                                                  ------------------ ----------------- ---------------- ----------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss)....................   $   (3,730,126)   $    13,950,836   $   9,616,969    $  13,394,151
 Net realized gain (loss) on investments.........      (35,530,401)        55,798,470     (16,834,854)      (7,378,896)
 Change in unrealized appreciation
  (depreciation) of investments..................       69,287,120       (139,568,977)     27,244,526      (36,321,748)
                                                    --------------    ---------------   -------------    -------------
 Net Increase (decrease) in net assets from
  operations.....................................       30,026,593        (69,819,671)     20,026,641      (30,306,493)
                                                    --------------    ---------------   -------------    -------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners..........       60,395,456        141,377,956      21,240,787       29,785,877
  Transfers between funds including
   guaranteed interest account, net..............      483,246,609        420,851,015     224,180,167      (32,254,968)
  Transfers for contract benefits and
   terminations..................................      (60,125,729)       (52,885,920)    (28,209,097)     (30,268,685)
  Contract maintenance charges...................      (16,164,814)        (8,645,672)     (5,183,336)      (3,825,471)
                                                    --------------    ---------------   -------------    -------------
 Net increase (decrease) in net assets from
  contractowners transactions....................      467,351,522        500,697,379     212,028,521      (36,563,247)
                                                    --------------    ---------------   -------------    -------------
 Net increase (decrease) in amount retained by
  AXA Equitable in Separate Account No. 49......                --             48,998             600           27,469
                                                    --------------    ---------------   -------------    -------------
Increase (Decrease) in Net Assets................      497,378,115        430,926,706     232,055,762      (66,842,271)
Net Assets -- Beginning of Period................      917,877,204        486,950,498     326,287,401      393,129,672
                                                    --------------    ---------------   -------------    -------------
Net Assets -- End of Period......................   $1,415,255,319    $   917,877,204   $ 558,343,163    $ 326,287,401
                                                    ==============    ===============   =============    =============
Changes in Units (000's):
Unit Activity 1.30% to 1.70% Class A                                               --
 Issued..........................................                9                 --              --               --
 Redeemed........................................               --                 --              --               --
                                                    --------------    ---------------   -------------    -------------
 Net Increase (Decrease).........................                9                 --              --               --
                                                    ==============    ===============   =============    =============
Unit Activity 0.00% to 1.90% Class B
 Issued..........................................           97,475             78,030          50,229            6,787
 Redeemed........................................          (55,852)           (32,285)        (31,789)          (9,265)
                                                    --------------    ---------------   -------------    -------------
 Net Increase (Decrease).........................           41,623             45,745          18,440           (2,478)
                                                    ==============    ===============   =============    =============

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-77

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                                                                              EQ/T. ROWE PRICE
                                                      EQ/SMALL COMPANY INDEX (l)              GROWTH STOCK (d)
                                                  ---------------------------------- ----------------------------------
                                                        2009              2008             2009              2008
                                                  ---------------- ----------------- ---------------- -----------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss)....................  $     283,901    $    (2,243,783)  $  (3,334,900)   $    (3,532,364)
 Net realized gain (loss) on investments.........    (47,942,631)        18,489,387     (11,405,129)        (1,812,083)
 Change in unrealized appreciation
  (depreciation) of investments..................    125,840,042       (168,643,358)     93,287,481       (120,650,775)
                                                   -------------    ---------------   -------------    ---------------
 Net Increase (decrease) in net assets from
  operations.....................................     78,181,312       (152,397,754)     78,547,452       (125,995,222)
                                                   -------------    ---------------   -------------    ---------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners..........     26,470,813         25,484,049      25,605,098         23,208,023
  Transfers between funds including
   guaranteed interest account, net..............     70,678,527         (8,035,308)     56,036,557             73,817
  Transfers for contract benefits and
   terminations..................................    (14,249,210)       (23,331,058)    (11,344,415)       (18,802,621)
  Contract maintenance charges...................     (4,521,055)        (3,832,287)     (3,031,774)        (2,409,909)
                                                   -------------    ---------------   -------------    ---------------
 Net increase (decrease) in net assets from
  contractowners transactions....................     78,379,075         (9,714,604)     67,265,466          2,069,310
                                                   -------------    ---------------   -------------    ---------------
 Net increase (decrease) in amount retained by
  AXA Equitable in Separate Account No. 49......       1,020,132            (13,000)             --            123,317
                                                   -------------    ---------------   -------------    ---------------
Increase (Decrease) in Net Assets................    157,580,519       (162,125,358)    145,812,918       (123,802,595)
Net Assets -- Beginning of Period................    282,566,957        444,692,315     167,269,498        291,072,093
                                                   -------------    ---------------   -------------    ---------------
Net Assets -- End of Period......................  $ 440,147,476    $   282,566,957   $ 313,082,416    $   167,269,498
                                                   =============    ===============   =============    ===============
Changes in Units (000's):
Unit Activity 1.30% to 1.70% Class A
 Issued..........................................              1                 --               3                 --
 Redeemed........................................             --                 --              --                 --
                                                   -------------    ---------------   -------------    ---------------
 Net Increase (Decrease).........................              1                 --               3                 --
                                                   =============    ===============   =============    ===============
Unit Activity 0.00% to 1.90% Class B
 Issued..........................................         17,034              5,604          11,610              4,607
 Redeemed........................................         (9,500)            (6,112)         (3,248)            (3,534)
                                                   -------------    ---------------   -------------    ---------------
 Net Increase (Decrease).........................          7,534               (508)          8,362              1,073
                                                   =============    ===============   =============    ===============



                                                             EQ/TEMPLETON
                                                            GLOBAL EQUITY
                                                  ----------------------------------
                                                        2009              2008
                                                  ---------------- -----------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss)....................  $     (17,700)   $       121,902
 Net realized gain (loss) on investments.........    (20,976,814)       (15,288,794)
 Change in unrealized appreciation
  (depreciation) of investments..................     62,319,576        (95,839,083)
                                                   -------------    ---------------
 Net Increase (decrease) in net assets from
  operations.....................................     41,325,062       (111,005,975)
                                                   -------------    ---------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners..........      7,979,308         26,301,609
  Transfers between funds including
   guaranteed interest account, net..............     (4,747,160)       (36,421,901)
  Transfers for contract benefits and
   terminations..................................     (7,902,832)        (9,571,998)
  Contract maintenance charges...................     (2,749,566)        (2,661,067)
                                                   -------------    ---------------
 Net increase (decrease) in net assets from
  contractowners transactions....................     (7,420,250)       (22,353,357)
                                                   -------------    ---------------
 Net increase (decrease) in amount retained by
  AXA Equitable in Separate Account No. 49......              --         (3,057,741)
                                                   -------------    ---------------
Increase (Decrease) in Net Assets................     33,904,812       (136,417,073)
Net Assets -- Beginning of Period................    149,797,557        286,214,630
                                                   -------------    ---------------
Net Assets -- End of Period......................  $ 183,702,369    $   149,797,557
                                                   =============    ===============
Changes in Units (000's):
Unit Activity 1.30% to 1.70% Class A
 Issued..........................................             --                 --
 Redeemed........................................             --                 --
                                                   -------------    ---------------
 Net Increase (Decrease).........................             --                 --
                                                   =============    ===============
Unit Activity 0.00% to 1.90% Class B
 Issued..........................................          3,863              5,750
 Redeemed........................................         (4,876)            (8,149)
                                                   -------------    ---------------
 Net Increase (Decrease).........................         (1,013)            (2,399)
                                                   =============    ===============

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-78

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                                      EQ/UBS GROWTH AND INCOME           EQ/VAN KAMPEN COMSTOCK
                                                  -------------------------------- ----------------------------------
                                                        2009            2008             2009              2008
                                                  --------------- ---------------- ---------------- -----------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss)....................  $   (336,588)   $     (154,237)  $    (130,878)   $     1,146,291
 Net realized gain (loss) on investments.........    (7,822,551)       (2,709,534)    (22,515,911)        (6,783,819)
 Change in unrealized appreciation
  (depreciation) of investments..................    22,719,844       (30,779,777)     68,993,230       (103,659,127)
                                                   ------------    --------------   -------------    ---------------
 Net Increase (decrease) in net assets from
  operations.....................................    14,560,705       (33,643,548)     46,346,441       (109,296,655)
                                                   ------------    --------------   -------------    ---------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners..........     4,943,208         6,896,212       7,018,764         22,199,653
  Transfers between funds including
   guaranteed interest account, net..............      (973,192)       (5,415,471)     (7,191,990)          (286,039)
  Transfers for contract benefits and
   terminations..................................    (2,000,024)       (3,505,033)     (8,733,057)       (10,777,798)
  Contract maintenance charges...................      (801,991)         (759,129)     (3,102,049)        (2,816,201)
                                                   ------------    --------------   -------------    ---------------
 Net increase (decrease) in net assets from
  contractowners transactions....................     1,168,001        (2,783,421)    (12,008,332)         8,319,615
                                                   ------------    --------------   -------------    ---------------
 Net increase (decrease) in amount retained by
  AXA Equitable in Separate Account No. 49......             --                --              --         (3,318,600)
                                                   ------------    --------------   -------------    ---------------
Increase (Decrease) in Net Assets................    15,728,706       (36,426,969)     34,338,109       (104,295,640)
Net Assets -- Beginning of Period................    48,070,362        84,497,331     185,053,421        289,349,061
                                                   ------------    --------------   -------------    ---------------
Net Assets -- End of Period......................  $ 63,799,068    $   48,070,362   $ 219,391,530    $   185,053,421
                                                   ============    ==============   =============    ===============
Changes in Units (000's):
Unit Activity 1.30% to 1.70% Class A
 Issued..........................................            --                --              --                 --
 Redeemed........................................            --                --              --                 --
                                                   ------------    --------------   -------------    ---------------
 Net Increase (Decrease).........................            --                --              --                 --
                                                   ============    ==============   =============    ===============
Unit Activity 0.00% to 1.90% Class B
 Issued..........................................         5,464             5,139           3,249              5,848
 Redeemed........................................        (4,392)           (5,300)         (4,883)            (4,779)
                                                   ------------    --------------   -------------    ---------------
 Net Increase (Decrease).........................         1,072              (161)         (1,634)             1,069
                                                   ============    ==============   =============    ===============



                                                            EQ/VAN KAMPEN
                                                            MID CAP GROWTH
                                                  ----------------------------------
                                                        2009              2008
                                                  ---------------- -----------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss)....................  $  (4,344,315)   $    (4,334,837)
 Net realized gain (loss) on investments.........    (25,824,738)       (10,432,354)
 Change in unrealized appreciation
  (depreciation) of investments..................    155,347,475       (166,657,947)
                                                   -------------    ---------------
 Net Increase (decrease) in net assets from
  operations.....................................    125,178,422       (181,425,138)
                                                   -------------    ---------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners..........     17,349,251         56,603,270
  Transfers between funds including
   guaranteed interest account, net..............     69,598,413         38,012,249
  Transfers for contract benefits and
   terminations..................................    (11,360,676)       (13,513,191)
  Contract maintenance charges...................     (4,662,732)        (3,275,653)
                                                   -------------    ---------------
 Net increase (decrease) in net assets from
  contractowners transactions....................     70,924,256         77,826,675
                                                   -------------    ---------------
 Net increase (decrease) in amount retained by
  AXA Equitable in Separate Account No. 49......              --         (4,880,466)
                                                   -------------    ---------------
Increase (Decrease) in Net Assets................    196,102,678       (108,478,929)
Net Assets -- Beginning of Period................    210,352,684        318,831,613
                                                   -------------    ---------------
Net Assets -- End of Period......................  $ 406,455,362    $   210,352,684
                                                   =============    ===============
Changes in Units (000's):
Unit Activity 1.30% to 1.70% Class A
 Issued..........................................              3                 --
 Redeemed........................................             --                 --
                                                   -------------    ---------------
 Net Increase (Decrease).........................              3                 --
                                                   =============    ===============
Unit Activity 0.00% to 1.90% Class B
 Issued..........................................         12,167             12,774
 Redeemed........................................         (5,895)            (7,072)
                                                   -------------    ---------------
 Net Increase (Decrease).........................          6,272              5,702
                                                   =============    ===============

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-79

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                                   FIDELITY(R) VIP  FIDELITY(R) VIP    FIDELITY(R) VIP
                                                     CONTRAFUND         MID CAP       STRATEGIC INCOME
                                                   PORTFOLIO* (b)    PORTFOLIO* (b)    PORTFOLIO* (b)
                                                  ---------------- ----------------- ------------------
                                                        2009              2009              2009
                                                  ---------------- ----------------- ------------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss)....................     $    (1)            $   --           $    (2)
 Net realized gain (loss) on investments.........          --                 --                --
 Change in unrealized appreciation
  (depreciation) of investments..................          --                 --                21
                                                      -------             ------           -------
 Net Increase (decrease) in net assets from
  operations.....................................          (1)                --                19
                                                      -------             ------           -------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners..........      17,564              5,881            23,054
  Transfers between funds including
   guaranteed interest account, net..............          --                 --                --
  Transfers for contract benefits and
   terminations..................................          --                 --                --
  Contract maintenance charges...................          --                 --                --
                                                      -------             ------           -------
 Net increase (decrease) in net assets from
  contractowners transactions....................      17,564              5,881            23,054
                                                      -------             ------           -------
 Net increase (decrease) in amount retained by
  AXA Equitable in Separate Account No. 49......           --                 --                --
                                                      -------             ------           -------
Increase (Decrease) in Net Assets................      17,563              5,881            23,073
Net Assets -- Beginning of Period................          --                 --                --
                                                      -------             ------           -------
Net Assets -- End of Period......................     $17,563             $5,881           $23,073
                                                      =======             ======           =======
Changes in Units (000's):
Unit Activity 1.30% to 1.70% Class A
 Issued..........................................          --                 --                --
 Redeemed........................................          --                 --                --
                                                      -------             ------           -------
 Net Increase (Decrease).........................          --                 --                --
                                                      =======             ======           =======
Unit Activity 0.00% to 1.90% Class B
 Issued..........................................           2                  1                 2
 Redeemed........................................          --                 --                --
                                                      -------             ------           -------
 Net Increase (Decrease).........................           2                  1                 2
                                                      =======             ======           =======



                                                    FRANKLIN STRATEGIC     GOLDMAN SACHS      IVY FUNDS VIP
                                                          INCOME            VIT MID CAP          DIVIDEND
                                                   SECURITIES FUND* (b)   VALUE FUND* (b)   OPPORTUNITIES* (b)
                                                  ---------------------- ----------------- -------------------
                                                           2009                 2009               2009
                                                  ---------------------- ----------------- -------------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss)....................        $   (12)             $   --           $     (1)
 Net realized gain (loss) on investments.........             --                  --                 --
 Change in unrealized appreciation
  (depreciation) of investments..................             58                  (9)               (35)
                                                         -------              ------           --------
 Net Increase (decrease) in net assets from
  operations.....................................             46                  (9)               (36)
                                                         -------              ------           --------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners..........         46,293               2,514             13,455
  Transfers between funds including
   guaranteed interest account, net..............             --                  --                 --
  Transfers for contract benefits and
   terminations..................................             --                  --                 --
  Contract maintenance charges...................             --                  --                 --
                                                         -------              ------            -------
 Net increase (decrease) in net assets from
  contractowners transactions....................         46,293               2,514             13,455
                                                         -------              ------            -------
 Net increase (decrease) in amount retained by
  AXA Equitable in Separate Account No. 49......              --                  --                 --
                                                         -------              ------            -------
Increase (Decrease) in Net Assets................         46,339               2,505             13,419
Net Assets -- Beginning of Period................             --                  --                 --
                                                         -------              ------            -------
Net Assets -- End of Period......................        $46,339              $2,505            $13,419
                                                         =======              ======            =======
Changes in Units (000's):
Unit Activity 1.30% to 1.70% Class A
 Issued..........................................             --                  --                 --
 Redeemed........................................             --                  --                 --
                                                         -------              ------            -------
 Net Increase (Decrease).........................             --                  --                 --
                                                         =======              ======            =======
Unit Activity 0.00% to 1.90% Class B
 Issued..........................................              5                  --                  1
 Redeemed........................................             --                  --                 --
                                                         -------              ------            -------
 Net Increase (Decrease).........................              5                  --                  1
                                                         =======              ======            =======

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-80

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                                                    IVY FUNDS VIP
                                                   IVY FUNDS VIP   GLOBAL NATURAL     IVY FUNDS VIP
                                                    ENERGY* (b)    RESOURCES* (b)   HIGH INCOME* (b)
                                                  --------------- ---------------- ------------------
                                                        2009            2009              2009
                                                  --------------- ---------------- ------------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss)....................      $ --            $    (9)          $   (10)
 Net realized gain (loss) on investments.........        --                 --                --
 Change in unrealized appreciation
  (depreciation) of investments..................        (8)              (370)              107
                                                       ----            -------           -------
 Net Increase (decrease) in net assets from
  operations.....................................        (8)              (379)               97
                                                       ----            -------           -------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners..........       479             73,586            24,960
  Transfers between funds including
   guaranteed interest account, net..............        --                 --                --
  Transfers for contract benefits and
   terminations..................................        --                 --                --
  Contract maintenance charges...................        --                 --                --
                                                       ----            -------           -------
 Net increase (decrease) in net assets from
  contractowners transactions....................       479             73,586            24,960
                                                       ----            -------           -------
 Net increase (decrease) in amount retained by
  AXA Equitable in Separate Account No. 49......         --                 --                --
                                                       ----            -------           -------
Increase (Decrease) in Net Assets................       471             73,207            25,057
Net Assets -- Beginning of Period................        --                 --                --
                                                       ----            -------           -------
Net Assets -- End of Period......................      $471            $73,207           $25,057
                                                       ====            =======           =======
Changes in Units (000's):
Unit Activity 1.30% to 1.70% Class A
 Issued..........................................        --                 --                --
 Redeemed........................................        --                 --                --
                                                       ----            -------           -------
 Net Increase (Decrease).........................        --                 --                --
                                                       ====            =======           =======
Unit Activity 0.00% to 1.90% Class B
 Issued..........................................        --                  7                 2
 Redeemed........................................        --                 --                --
                                                       ----            -------           -------
 Net Increase (Decrease).........................        --                  7                 2
                                                       ====            =======           =======



                                                                          IVY FUNDS VIP    IVY FUNDS VIP
                                                      IVY FUNDS VIP        SCIENCE AND       SMALL CAP
                                                   MID CAP GROWTH* (b)   TECHNOLOGY* (b)    GROWTH* (b)
                                                  --------------------- ----------------- ---------------
                                                           2009                2009             2009
                                                  --------------------- ----------------- ---------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss)....................        $    (1)          $   (1)          $   --
 Net realized gain (loss) on investments.........             --               --               --
 Change in unrealized appreciation
  (depreciation) of investments..................             (8)               5               (8)
                                                         -------           ------           ------
 Net Increase (decrease) in net assets from
  operations.....................................             (9)               4               (8)
                                                         -------           ------           ------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners..........         20,641            1,980            3,288
  Transfers between funds including
   guaranteed interest account, net..............             --               --               --
  Transfers for contract benefits and
   terminations..................................             --               --               --
  Contract maintenance charges...................             --               --               --
                                                         -------           ------           ------
 Net increase (decrease) in net assets from
  contractowners transactions....................         20,641            1,980            3,288
                                                         -------           ------           ------
 Net increase (decrease) in amount retained by
  AXA Equitable in Separate Account No. 49......              --               --               --
                                                         -------           ------           ------
Increase (Decrease) in Net Assets................         20,632            1,984            3,280
Net Assets -- Beginning of Period................             --               --               --
                                                         -------           ------           ------
Net Assets -- End of Period......................        $20,632           $1,984           $3,280
                                                         =======           ======           ======
Changes in Units (000's):
Unit Activity 1.30% to 1.70% Class A
 Issued..........................................             --               --               --
 Redeemed........................................             --               --               --
                                                         -------           ------           ------
 Net Increase (Decrease).........................             --               --               --
                                                         =======           ======           ======
Unit Activity 0.00% to 1.90% Class B
 Issued..........................................              2               --               --
 Redeemed........................................             --               --               --
                                                         -------           ------           ------
 Net Increase (Decrease).........................              2               --               --
                                                         =======           ======           ======

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-81

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                                     LAZARD RETIREMENT
                                                      EMERGING MARKETS     MFS(R) INTERNATIONAL
                                                   EQUITY PORTFOLIO* (b)   VALUE PORTFOLIO* (b)
                                                  ----------------------- ----------------------
                                                            2009                   2009
                                                  ----------------------- ----------------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss)....................         $    (1)                 $   --
 Net realized gain (loss) on investments.........              --                      --
 Change in unrealized appreciation
  (depreciation) of investments..................              --                      --
                                                          -------                  ------
 Net Increase (decrease) in net assets from
  operations.....................................              (1)                     --
                                                          -------                  ------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners..........          22,523                   2,520
  Transfers between funds including
   guaranteed interest account, net..............              --                      --
  Transfers for contract benefits and
   terminations..................................              --                      --
  Contract maintenance charges...................              --                      --
                                                          -------                  ------
 Net increase (decrease) in net assets from
  contractowners transactions....................          22,523                   2,520
                                                          -------                  ------
 Net increase (decrease) in amount retained by
  AXA Equitable in Separate Account No. 49......               --                      --
                                                          -------                  ------
Increase (Decrease) in Net Assets................          22,522                   2,520
Net Assets -- Beginning of Period................              --                      --
                                                          -------                  ------
Net Assets -- End of Period......................         $22,522                  $2,520
                                                          =======                  ======
Changes in Units (000's):
Unit Activity 1.30% to 1.70% Class A
 Issued..........................................              --                      --
 Redeemed........................................              --                      --
                                                          -------                  ------
 Net Increase (Decrease).........................              --                      --
                                                          =======                  ======
Unit Activity 0.00% to 1.90% Class B
 Issued..........................................               2                      --
 Redeemed........................................              --                      --
                                                          -------                  ------
 Net Increase (Decrease).........................               2                      --
                                                          =======                  ======



                                                            MULTIMANAGER                       MULTIMANAGER
                                                        AGGRESSIVE EQUITY (h)                    CORE BOND
                                                  --------------------------------- -----------------------------------
                                                        2009             2008              2009              2008
                                                  ---------------- ---------------- ------------------ ----------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss)....................  $  (1,790,030)   $  (1,118,102)    $   19,058,581    $  23,798,189
 Net realized gain (loss) on investments.........    (12,286,920)      (1,624,330)        (1,947,205)      15,603,058
 Change in unrealized appreciation
  (depreciation) of investments..................     18,886,872      (58,474,374)        40,797,591      (31,731,111)
                                                   -------------    -------------     --------------    -------------
 Net Increase (decrease) in net assets from
  operations.....................................      4,809,922      (61,216,806)        57,908,967        7,670,136
                                                   -------------    -------------     --------------    -------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners..........      3,248,390        9,564,526         85,620,629       41,424,004
  Transfers between funds including
   guaranteed interest account, net..............    271,330,555       (5,793,823)       225,583,404       97,217,901
  Transfers for contract benefits and
   terminations..................................     (6,664,007)      (8,692,522)       (54,135,987)     (58,488,580)
  Contract maintenance charges...................     (1,938,975)        (926,538)       (11,596,104)      (7,142,205)
                                                   -------------    -------------     --------------    -------------
 Net increase (decrease) in net assets from
  contractowners transactions....................    265,975,963       (5,848,357)       245,471,942       73,011,120
                                                   -------------    -------------     --------------    -------------
 Net increase (decrease) in amount retained by
  AXA Equitable in Separate Account No. 49......        (419,927)          (2,000)                --            7,001
                                                   -------------    -------------     --------------    -------------
Increase (Decrease) in Net Assets................    270,365,958      (67,067,163)       303,380,909       80,688,257
Net Assets -- Beginning of Period................     67,742,645      134,809,808        734,752,733      654,064,476
                                                   -------------    -------------     --------------    -------------
Net Assets -- End of Period......................  $ 338,108,603    $  67,742,645     $1,038,133,642    $ 734,752,733
                                                   =============    =============     ==============    =============
Changes in Units (000's):
Unit Activity 1.30% to 1.70% Class A
 Issued..........................................             --               --                 --               --
 Redeemed........................................             --               --                 --               --
                                                   -------------    -------------     --------------    -------------
 Net Increase (Decrease).........................             --               --                 --               --
                                                   =============    =============     ==============    =============
Unit Activity 0.00% to 1.90% Class B
 Issued..........................................         47,962            1,451             41,077           20,826
 Redeemed........................................        (31,144)          (1,314)           (20,178)         (14,144)
                                                   -------------    -------------     --------------    -------------
 Net Increase (Decrease).........................         16,818              137             20,899            6,682
                                                   =============    =============     ==============    =============

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-82

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                                             MULTIMANAGER
                                                         INTERNATIONAL EQUITY
                                                  ----------------------------------
                                                        2009              2008
                                                  ---------------- -----------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss)....................  $     529,394    $       486,272
 Net realized gain (loss) on investments.........    (40,200,014)         8,237,064
 Change in unrealized appreciation
  (depreciation) of investments..................    140,444,319       (341,084,511)
                                                   -------------    ---------------
 Net Increase (decrease) in net assets from
  operations.....................................    100,773,699       (332,361,175)
                                                   -------------    ---------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners..........     31,467,106         56,365,595
  Transfers between funds including
   guaranteed interest account, net..............     (7,993,196)       (10,558,070)
  Transfers for contract benefits and
   terminations..................................    (16,720,684)       (31,963,390)
  Contract maintenance charges...................     (5,708,119)        (5,916,942)
                                                   -------------    ---------------
 Net increase (decrease) in net assets from
  contractowners transactions....................      1,045,107          7,927,193
                                                   -------------    ---------------
 Net increase (decrease) in amount retained by
  AXA Equitable in Separate Account No. 49......          12,001             (9,998)
                                                   -------------    ---------------
Increase (Decrease) in Net Assets................    101,830,807       (324,443,980)
Net Assets -- Beginning of Period................    356,075,829        680,519,809
                                                   -------------    ---------------
Net Assets -- End of Period......................  $ 457,906,636    $   356,075,829
                                                   =============    ===============
Changes in Units (000's):
Unit Activity 1.30% to 1.70% Class A
 Issued..........................................             --                 --
 Redeemed........................................             --                 --
                                                   -------------    ---------------
 Net Increase (Decrease).........................             --                 --
                                                   =============    ===============
Unit Activity 0.00% to 1.90% Class B
 Issued..........................................          7,015              8,713
 Redeemed........................................         (6,890)            (8,554)
                                                   -------------    ---------------
 Net Increase (Decrease).........................            125                159
                                                   =============    ===============



                                                            MULTIMANAGER
                                                              LARGE CAP                        MULTIMANAGER
                                                             CORE EQUITY                     LARGE CAP GROWTH
                                                  --------------------------------- ----------------------------------
                                                        2009             2008             2009              2008
                                                  ---------------- ---------------- ---------------- -----------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss)....................   $     23,909    $  (1,282,817)   $  (2,348,807)   $    (3,718,749)
 Net realized gain (loss) on investments.........     (9,143,855)      (3,053,168)     (20,651,082)        (9,797,892)
 Change in unrealized appreciation
  (depreciation) of investments..................     38,805,231      (63,496,754)      78,511,066       (130,114,572)
                                                    ------------    -------------    -------------    ---------------
 Net Increase (decrease) in net assets from
  operations.....................................     29,685,285      (67,832,739)      55,511,177       (143,631,213)
                                                    ------------    -------------    -------------    ---------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners..........      5,491,082        9,354,533        6,360,377         16,849,861
  Transfers between funds including
   guaranteed interest account, net..............      8,806,980       (9,332,214)      (3,640,831)        (8,336,400)
  Transfers for contract benefits and
   terminations..................................     (6,050,730)     (11,469,633)     (10,347,375)       (17,897,682)
  Contract maintenance charges...................     (1,542,848)      (1,476,378)      (2,619,849)        (2,756,466)
                                                    ------------    -------------    -------------    ---------------
 Net increase (decrease) in net assets from
  contractowners transactions....................      6,704,484      (12,923,692)     (10,247,678)       (12,140,687)
                                                    ------------    -------------    -------------    ---------------
 Net increase (decrease) in amount retained by
  AXA Equitable in Separate Account No. 49......              --          (20,000)           7,503             17,799
                                                    ------------    -------------    -------------    ---------------
Increase (Decrease) in Net Assets................     36,389,769      (80,776,431)      45,271,002       (155,754,101)
Net Assets -- Beginning of Period................     96,573,555      177,349,986      166,671,952        322,426,053
                                                    ------------    -------------    -------------    ---------------
Net Assets -- End of Period......................   $132,963,324    $  96,573,555    $ 211,942,954    $   166,671,952
                                                    ============    =============    =============    ===============
Changes in Units (000's):
Unit Activity 1.30% to 1.70% Class A
 Issued..........................................             --               --               --                 --
 Redeemed........................................             --               --               --                 --
                                                    ------------    -------------    -------------    ---------------
 Net Increase (Decrease).........................             --               --               --                 --
                                                    ============    =============    =============    ===============
Unit Activity 0.00% to 1.90% Class B
 Issued..........................................          3,231            2,988            3,129              5,329
 Redeemed........................................         (2,617)          (4,180)          (4,693)            (6,618)
                                                    ------------    -------------    -------------    ---------------
 Net Increase (Decrease).........................            614           (1,192)          (1,564)            (1,289)
                                                    ============    =============    =============    ===============

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-83

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                                             MULTIMANAGER                       MULTIMANAGER
                                                           LARGE CAP VALUE                     MID CAP GROWTH
                                                  ---------------------------------- ----------------------------------
                                                        2009              2008             2009              2008
                                                  ---------------- ----------------- ---------------- -----------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss)....................  $   1,231,633    $      (319,364)  $  (3,614,543)   $    (4,650,103)
 Net realized gain (loss) on investments.........    (46,653,561)       (16,837,588)    (25,660,047)       (10,437,894)
 Change in unrealized appreciation
  (depreciation) of investments..................    112,693,080       (209,296,551)    114,933,970       (161,055,636)
                                                   -------------    ---------------   -------------    ---------------
 Net Increase (decrease) in net assets from
  operations.....................................     67,271,152       (226,453,503)     85,659,380       (176,143,633)
                                                   -------------    ---------------   -------------    ---------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners..........     19,030,078         49,428,992      14,960,375         19,078,584
  Transfers between funds including
   guaranteed interest account, net..............    (30,645,008)       (17,111,832)     (3,633,243)       (14,926,472)
  Transfers for contract benefits and
   terminations..................................    (17,195,237)       (30,886,054)    (12,645,095)       (22,102,169)
  Contract maintenance charges...................     (5,043,108)        (5,157,236)     (3,546,127)        (3,456,566)
                                                   -------------    ---------------   -------------    ---------------
 Net increase (decrease) in net assets from
  contractowners transactions....................    (33,853,275)        (3,726,130)     (4,864,090)       (21,406,623)
                                                   -------------    ---------------   -------------    ---------------
 Net increase (decrease) in amount retained by
  AXA Equitable in Separate Account No. 49......           6,000            (22,001)         17,773             27,430
                                                   -------------    ---------------   -------------    ---------------
Increase (Decrease) in Net Assets................     33,423,877       (230,201,634)     80,813,063       (197,522,826)
Net Assets -- Beginning of Period................    353,379,357        583,580,991     216,712,767        414,235,593
                                                   -------------    ---------------   -------------    ---------------
Net Assets -- End of Period......................  $ 386,803,234    $   353,379,357   $ 297,525,830    $   216,712,767
                                                   =============    ===============   =============    ===============
Changes in Units (000's):
Unit Activity 1.30% to 1.70% Class A
 Issued..........................................             --                 --              --                 --
 Redeemed........................................             --                 --              --                 --
                                                   -------------    ---------------   -------------    ---------------
 Net Increase (Decrease).........................             --                 --              --                 --
                                                   =============    ===============   =============    ===============
Unit Activity 0.00% to 1.90% Class B
 Issued..........................................          4,234              8,703           4,409              4,150
 Redeemed........................................         (7,871)            (9,492)         (5,060)            (6,229)
                                                   -------------    ---------------   -------------    ---------------
 Net Increase (Decrease).........................         (3,637)              (789)           (651)            (2,079)
                                                   =============    ===============   =============    ===============



                                                             MULTIMANAGER
                                                            MID CAP VALUE
                                                  ----------------------------------
                                                        2009              2008
                                                  ---------------- -----------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss)....................  $   4,517,447    $    (3,143,018)
 Net realized gain (loss) on investments.........    (35,769,543)       (27,146,095)
 Change in unrealized appreciation
  (depreciation) of investments..................    131,949,303       (107,537,998)
                                                   -------------    ---------------
 Net Increase (decrease) in net assets from
  operations.....................................    100,697,207       (137,827,111)
                                                   -------------    ---------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners..........     21,788,983         20,268,911
  Transfers between funds including
   guaranteed interest account, net..............      3,060,672        (14,425,378)
  Transfers for contract benefits and
   terminations..................................    (14,330,374)       (23,248,754)
  Contract maintenance charges...................     (3,901,407)        (3,408,946)
                                                   -------------    ---------------
 Net increase (decrease) in net assets from
  contractowners transactions....................      6,617,874        (20,814,167)
                                                   -------------    ---------------
 Net increase (decrease) in amount retained by
  AXA Equitable in Separate Account No. 49......          11,000            (39,702)
                                                   -------------    ---------------
Increase (Decrease) in Net Assets................    107,326,081       (158,680,980)
Net Assets -- Beginning of Period................    234,433,676        393,114,656
                                                   -------------    ---------------
Net Assets -- End of Period......................  $ 341,759,757    $   234,433,676
                                                   =============    ===============
Changes in Units (000's):
Unit Activity 1.30% to 1.70% Class A
 Issued..........................................             --                 --
 Redeemed........................................             --                 --
                                                   -------------    ---------------
 Net Increase (Decrease).........................             --                 --
                                                   =============    ===============
Unit Activity 0.00% to 1.90% Class B
 Issued..........................................          6,361              5,114
 Redeemed........................................         (5,763)            (6,695)
                                                   -------------    ---------------
 Net Increase (Decrease).........................            598             (1,581)
                                                   =============    ===============

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-84

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                                             MULTIMANAGER                       MULTIMANAGER
                                                          MULTI-SECTOR BOND                   SMALL CAP GROWTH
                                                  ---------------------------------- ----------------------------------
                                                        2009              2008             2009              2008
                                                  ---------------- ----------------- ---------------- -----------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss)....................  $  17,194,123    $    52,758,725   $  (2,370,794)   $    (2,723,714)
 Net realized gain (loss) on investments.........    (63,176,365)       (38,020,929)    (23,652,038)       (16,613,041)
 Change in unrealized appreciation
  (depreciation) of investments..................     87,731,032       (201,076,743)     74,520,459        (81,669,836)
                                                   -------------    ---------------   -------------    ---------------
 Net Increase (decrease) in net assets from
  operations.....................................     41,748,790       (186,338,947)     48,497,627       (101,006,591)
                                                   -------------    ---------------   -------------    ---------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners..........     20,333,762         29,911,093      16,716,400         19,629,713
  Transfers between funds including
   guaranteed interest account, net..............     28,501,019       (119,893,179)      7,922,857        (15,042,379)
  Transfers for contract benefits and
   terminations..................................    (37,010,611)       (64,454,973)     (6,276,872)        (8,451,130)
  Contract maintenance charges...................     (6,919,475)        (7,024,175)     (2,436,003)        (2,125,982)
                                                   -------------    ---------------   -------------    ---------------
 Net increase (decrease) in net assets from
  contractowners transactions....................      4,904,695       (161,461,234)     15,926,382         (5,989,778)
                                                   -------------    ---------------   -------------    ---------------
 Net increase (decrease) in amount retained by
  AXA Equitable in Separate Account No. 49......          31,305             78,000              --         (3,699,991)
                                                   -------------    ---------------   -------------    ---------------
Increase (Decrease) in Net Assets................     46,684,790       (347,722,181)     64,424,009       (110,696,360)
Net Assets -- Beginning of Period................    531,806,711        879,528,892     135,537,202        246,233,562
                                                   -------------    ---------------   -------------    ---------------
Net Assets -- End of Period......................  $ 578,491,501    $   531,806,711   $ 199,961,211    $   135,537,202
                                                   =============    ===============   =============    ===============
Changes in Units (000's):
Unit Activity 1.30% to 1.70% Class A
 Issued..........................................             --                 --              --                 --
 Redeemed........................................             --                 --              --                 --
                                                   -------------    ---------------   -------------    ---------------
 Net Increase (Decrease).........................             --                 --              --                 --
                                                   =============    ===============   =============    ===============
Unit Activity 0.00% to 1.90% Class B
 Issued..........................................          9,422              3,397          11,195              7,074
 Redeemed........................................         (7,909)           (11,958)         (7,055)            (6,975)
                                                   -------------    ---------------   -------------    ---------------
 Net Increase (Decrease).........................          1,513             (8,561)          4,140                 99
                                                   =============    ===============   =============    ===============



                                                             MULTIMANAGER
                                                           SMALL CAP VALUE
                                                  ----------------------------------
                                                        2009              2008
                                                  ---------------- -----------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss)....................  $  (1,545,261)   $    (6,670,841)
 Net realized gain (loss) on investments.........    (60,110,466)       (43,863,204)
 Change in unrealized appreciation
  (depreciation) of investments..................    145,403,986       (199,190,979)
                                                   -------------    ---------------
 Net Increase (decrease) in net assets from
  operations.....................................     83,748,259       (249,725,024)
                                                   -------------    ---------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners..........     11,015,985         13,780,041
  Transfers between funds including
   guaranteed interest account, net..............    (19,337,941)       (69,210,950)
  Transfers for contract benefits and
   terminations..................................    (20,673,166)       (44,406,413)
  Contract maintenance charges...................     (4,967,555)        (5,530,698)
                                                   -------------    ---------------
 Net increase (decrease) in net assets from
  contractowners transactions....................    (33,962,677)      (105,368,020)
                                                   -------------    ---------------
 Net increase (decrease) in amount retained by
  AXA Equitable in Separate Account No. 49......          15,573            (89,998)
                                                   -------------    ---------------
Increase (Decrease) in Net Assets................     49,801,155       (355,183,042)
Net Assets -- Beginning of Period................    368,970,510        724,153,552
                                                   -------------    ---------------
Net Assets -- End of Period......................  $ 418,771,665    $   368,970,510
                                                   =============    ===============
Changes in Units (000's):
Unit Activity 1.30% to 1.70% Class A
 Issued..........................................             --                 --
 Redeemed........................................             --                 --
                                                   -------------    ---------------
 Net Increase (Decrease).........................             --                 --
                                                   =============    ===============
Unit Activity 0.00% to 1.90% Class B
 Issued..........................................          3,265              2,332
 Redeemed........................................         (6,656)           (10,119)
                                                   -------------    ---------------
 Net Increase (Decrease).........................         (3,391)            (7,787)
                                                   =============    ===============

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-85

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                                                                         PIMCO VARIABLE
                                                                                        INSURANCE TRUST
                                                             MULTIMANAGER               EMERGING MARKETS
                                                              TECHNOLOGY              BOND PORTFOLIO* (b)
                                                  ---------------------------------- ---------------------
                                                        2009              2008                2009
                                                  ---------------- ----------------- ---------------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss)....................  $  (3,925,576)   $    (4,289,714)        $    64
 Net realized gain (loss) on investments.........    (24,402,155)         4,441,497              --
 Change in unrealized appreciation
  (depreciation) of investments..................    146,694,797       (179,730,920)           (162)
                                                   -------------    ---------------         -------
 Net Increase (decrease) in net assets from
  operations.....................................    118,367,066       (179,579,137)            (98)
                                                   -------------    ---------------         -------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners..........     11,993,177         35,208,395          96,040
  Transfers between funds including
   guaranteed interest account, net..............     58,399,558        (15,171,707)             --
  Transfers for contract benefits and
   terminations..................................    (12,679,557)       (18,827,762)             --
  Contract maintenance charges...................     (3,816,883)        (2,908,072)             --
                                                   -------------    ---------------         -------
 Net increase (decrease) in net assets from
  contractowners transactions....................     53,896,295         (1,699,146)         96,040
                                                   -------------    ---------------         -------
 Net increase (decrease) in amount retained by
  AXA Equitable in Separate Account No. 49......              --           (131,500)             --
                                                   -------------    ---------------         -------
Increase (Decrease) in Net Assets................    172,263,361       (181,409,783)         95,942
Net Assets -- Beginning of Period................    192,768,758        374,178,541              --
                                                   -------------    ---------------         -------
Net Assets -- End of Period......................  $ 365,032,119    $   192,768,758         $95,942
                                                   =============    ===============         =======
Changes in Units (000's):
Unit Activity 1.30% to 1.70% Class A
 Issued..........................................             --                 --              --
 Redeemed........................................             --                 --              --
                                                   -------------    ---------------         -------
 Net Increase (Decrease).........................             --                 --              --
                                                   =============    ===============         =======
Unit Activity 0.00% to 1.90% Class B
 Issued..........................................         15,683             10,081              10
 Redeemed........................................         (9,926)           (10,616)             --
                                                   -------------    ---------------         -------
 Net Increase (Decrease).........................          5,757               (535)             10
                                                   =============    ===============         =======



                                                        PIMCO VARIABLE       PIMCO VARIABLE
                                                       INSURANCE TRUST       INSURANCE TRUST
                                                         REAL RETURN          TOTAL RETURN
                                                   STRATEGY PORTFOLIO* (b)   PORTFOLIO* (b)   PROFUND VP BEAR* (b)
                                                  ------------------------- ---------------- ---------------------
                                                             2009                 2009                2009
                                                  ------------------------- ---------------- ---------------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss)....................          $    (5)             $    (6)            $    (2)
 Net realized gain (loss) on investments.........                6                   15                  --
 Change in unrealized appreciation
  (depreciation) of investments..................              (21)                 (46)                 65
                                                           -------              -------             -------
 Net Increase (decrease) in net assets from
  operations.....................................              (20)                 (37)                 63
                                                           -------              -------             -------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners..........           70,985               78,168              11,047
  Transfers between funds including
   guaranteed interest account, net..............               --                   --                  --
  Transfers for contract benefits and
   terminations..................................               --                   --                  --
  Contract maintenance charges...................               --                   --                  --
                                                           -------              -------             -------
 Net increase (decrease) in net assets from
  contractowners transactions....................           70,985               78,168              11,047
                                                           -------              -------             -------
 Net increase (decrease) in amount retained by
  AXA Equitable in Separate Account No. 49......                --                   --                  --
                                                           -------              -------             -------
Increase (Decrease) in Net Assets................           70,965               78,131              11,110
Net Assets -- Beginning of Period................               --                   --                  --
                                                           -------              -------             -------
Net Assets -- End of Period......................          $70,965              $78,131             $11,110
                                                           =======              =======             =======
Changes in Units (000's):
Unit Activity 1.30% to 1.70% Class A
 Issued..........................................               --                   --                  --
 Redeemed........................................               --                   --                  --
                                                           -------              -------             -------
 Net Increase (Decrease).........................               --                   --                  --
                                                           =======              =======             =======
Unit Activity 0.00% to 1.90% Class B
 Issued..........................................                7                    8                   1
 Redeemed........................................               --                   --                  --
                                                           -------              -------             -------
 Net Increase (Decrease).........................                7                    8                   1
                                                           =======              =======             =======

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-86

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                                       PROFUND VP            TARGET 2035
                                                   BIOTECHNOLOGY* (b)         ALLOCATION
                                                  -------------------- ------------------------
                                                          2009            2009         2008
                                                  -------------------- ---------- -------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss)....................        $   (1)        $ 32,204   $    24,776
 Net realized gain (loss) on investments.........            --            2,803        14,656
 Change in unrealized appreciation
  (depreciation) of investments..................           (35)         152,774      (486,172)
                                                         ------         --------   -----------
 Net Increase (decrease) in net assets from
  operations.....................................           (36)         187,781      (446,740)
                                                         ------         --------   -----------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners..........         3,640               --            --
  Transfers between funds including
   guaranteed interest account, net..............            --               --            --
  Transfers for contract benefits and
   terminations..................................            --               --            --
  Contract maintenance charges...................            --               --            --
                                                         ------         --------   -----------
 Net increase (decrease) in net assets from
  contractowners transactions....................         3,640               --            --
                                                         ------         --------   -----------
 Net increase (decrease) in amount retained by
  AXA Equitable in Separate Account No. 49......             --               --            --
                                                         ------         --------   -----------
Increase (Decrease) in Net Assets................         3,604          187,781      (446,740)
Net Assets -- Beginning of Period................            --          730,151     1,176,891
                                                         ------         --------   -----------
Net Assets -- End of Period......................        $3,604         $917,932   $   730,151
                                                         ======         ========   ===========
Changes in Units (000's):
Unit Activity 1.30% to 1.70% Class A
 Issued..........................................            --               --            --
 Redeemed........................................            --               --            --
                                                         ------         --------   -----------
 Net Increase (Decrease).........................            --               --            --
                                                         ======         ========   ===========
Unit Activity 0.00% to 1.90% Class B
 Issued..........................................            --               --            --
 Redeemed........................................            --               --            --
                                                         ------         --------   -----------
 Net Increase (Decrease).........................            --               --            --
                                                         ======         ========   ===========



                                                                            TEMPLETON DEVELOPING
                                                        TARGET 2045               MARKETS
                                                         ALLOCATION         SECURITIES FUND* (b)
                                                  ------------------------ ---------------------
                                                     2009         2008              2009
                                                  ---------- ------------- ---------------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss)....................  $ 31,332   $    21,233         $    (4)
 Net realized gain (loss) on investments.........     3,755        20,734              --
 Change in unrealized appreciation
  (depreciation) of investments..................   159,872      (532,414)            174
                                                   --------   -----------         -------
 Net Increase (decrease) in net assets from
  operations.....................................   194,959      (490,447)            170
                                                   --------   -----------         -------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners..........        --            --          27,943
  Transfers between funds including
   guaranteed interest account, net..............        --            --              --
  Transfers for contract benefits and
   terminations..................................        --            --              --
  Contract maintenance charges...................        --            --              --
                                                   --------   -----------         -------
 Net increase (decrease) in net assets from
  contractowners transactions....................        --            --          27,943
                                                   --------   -----------         -------
 Net increase (decrease) in amount retained by
  AXA Equitable in Separate Account No. 49......         --            --              --
                                                   --------   -----------         -------
Increase (Decrease) in Net Assets................   194,959      (490,447)         28,113
Net Assets -- Beginning of Period................   698,248     1,188,695              --
                                                   --------   -----------         -------
Net Assets -- End of Period......................  $893,207   $   698,248         $28,113
                                                   ========   ===========         =======
Changes in Units (000's):
Unit Activity 1.30% to 1.70% Class A
 Issued..........................................        --            --              --
 Redeemed........................................        --            --              --
                                                   --------   -----------         -------
 Net Increase (Decrease).........................        --            --              --
                                                   ========   ===========         =======
Unit Activity 0.00% to 1.90% Class B
 Issued..........................................        --            --               2
 Redeemed........................................        --            --              --
                                                   --------   -----------         -------
 Net Increase (Decrease).........................        --            --               2
                                                   ========   ===========         =======

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-87

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF CHANGES IN NET ASSETS (Concluded)

FOR THE YEARS ENDED DECEMBER 31,


                                                           TEMPLETON              VAN ECK
                                                          GLOBAL BOND          WORLDWIDE HARD
                                                     SECURITIES FUND* (b)     ASSETS FUND* (b)
                                                    ----------------------   -----------------
                                                             2009                   2009
                                                    ----------------------   -----------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss)....................          $    (3)               $    (2)
 Net realized gain (loss) on investments.........               --                     --
 Change in unrealized appreciation
  (depreciation) of investments..................               45                   (207)
                                                           -------                -------
 Net Increase (decrease) in net assets from
  operations.....................................               42                   (209)
                                                           -------                -------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners..........           26,693                 10,006
  Transfers between funds including
   guaranteed interest account, net..............               --                     --
  Transfers for contract benefits and
   terminations..................................               --                     --
  Contract maintenance charges...................               --                     --
                                                           -------                -------
 Net increase (decrease) in net assets from
  contractowners transactions....................           26,693                 10,006
                                                           -------                -------
 Net increase (decrease) in amount retained by
  AXA Equitable in Separate Account No. 49......                --                     --
                                                           -------                -------
Increase (Decrease) in Net Assets................           26,735                  9,797
Net Assets -- Beginning of Period................               --                     --
                                                           -------                -------
Net Assets -- End of Period......................          $26,735                $ 9,797
                                                           =======                =======
Changes in Units (000's):
Unit Activity 1.30% to 1.70% Class A
 Issued..........................................               --                     --
 Redeemed........................................               --                     --
                                                           -------                -------
 Net Increase (Decrease).........................               --                     --
                                                           =======                =======
Unit Activity 0.00% to 1.90% Class B
 Issued..........................................                3                      1
 Redeemed........................................               --                     --
                                                           -------                -------
 Net Increase (Decrease).........................                3                      1
                                                           =======                =======

-------
The accompanying notes are an integral part of these financial statements.
(a) Units were made available for sale on June 08, 2009.
(b) Units were made available for sale on December 14, 2009.
(c) EQ/Mid Cap Value PLUS replaced EQ/Ariel Appreciation II due to a fund merger on September 11, 2009.
(d) EQ/Mid Cap Value PLUS replaced EQ/Lord Abbett Mid Cap Value due to a fund merger on September 11, 2009.
(e) EQ/Mid Cap Value PLUS replaced EQ/Van Kampen Real Estate due to a fund merger on September 11, 2009.
(f) EQ/PIMCO Ultra Short Bond replaced EQ/AXA Rosenberg Value Long/Short Equity due to a fund merger on September 11, 2009.

                                     FSA-88

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF CHANGES IN NET ASSETS (Concluded)

FOR THE YEARS ENDED DECEMBER 31,

(g) EQ/PIMCO Ultra Short Bond replaced EQ/Short Duration Bond due to a fund merger on September 11, 2009.
(h) Multimanager Aggressive Equity replaced Multimanger Health Care due to a fund merger on September 18, 2009.
(i) EQ/Core Bond Index replaced EQ/Long Term Bond due to a fund merger on September 25, 2009.
(j) EQ/Quality Bond PLUS replaced EQ/Caywood-Scholl High Yield due to a fund merger on September 25, 2009.
(k) EQ/Common Stock Index replaced EQ/Oppenheimer Main Street Opportunity due to a fund merger on September 18, 2009.
(l) EQ/Small Company Index replaced EQ/Oppenheimer Main Street Small Cap Index due to a fund merger on September 18, 2009.
* Denotes Variable Investment Options that invest in shares of non EQ Advisors Trust or AXA Premier VIP Trust portfolios that are categorized as Class B units. These are classified as Class B, based on the 12b-1 fees imposed, as further described in Note 5.


                                     FSA-89

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

Notes to Financial Statements

December 31, 2009


1. Organization

   AXA Equitable Life Insurance Company ("AXA Equitable") Separate Account No. 49 ("the Account") is organized as a unit investment trust, a type of investment company, and is registered with the Securities and Exchange Commission ("SEC") under the Investment Company Act of 1940 (the "1940 Act"). The Account has Variable Investment Options, each of which invests in shares of a mutual fund portfolio of AIM Variable Insurance Funds, AllianceBernstein Variable Products Series Fund, Inc. , American Century Variable Portfolios, Inc. , AXA Premier VIP Trust ("VIP"), BlackRock Variable Series Funds, Inc. , EQ Advisors Trust ("EQAT"), Fidelity Variable Insurance Products Funds, Franklin Templeton Variable Insurance Products Trust, Goldman Sachs Variable Insurance Trust, Ivy Funds Variable Insurance Portfolios, Lazard Retirement Series, Inc., MFS Variable Insurance Trust, PIMCO Variable Insurance Trust , ProFunds, T.Rowe Price Equity Series, Inc., and Van Eck Worldwide Insurance Trust ("The Trusts"). The Trusts are open-ended diversified management investment companies that sell shares of a portfolio ("Portfolio") of a mutual fund to separate accounts of insurance companies. Each Portfolio of The Trusts have separate investment objectives. These financial statements and notes are those of the Variable Investment Options of the Account.

   The Account consists of the following separate Variable Investment Options:

     AIM Variable Insurance Funds
     ----------------------------
   o AIM V.I. Financial Services Fund**
   o AIM V.I. Global Real Estate Fund
   o AIM V.I. International Growth Fund**
   o AIM V.I. Leisure Fund**
   o AIM V.I. Mid Cap Core Equity Fund
   o AIM V.I. Small Cap Equity Fund**

     AllianceBernstein Variable Product
     ----------------------------------
     Series Fund, Inc.*
     ------------------
   o AllianceBernstein Balanced Wealth Strategy Portfolio**
   o AllianceBernstein International Growth Portfolio**

     American Century Variable Portfolios, Inc.
     ------------------------------------------
   o American Century VP Large Company Value Fund**
   o American Century VP Mid Cap Value Fund

     AXA Premier VIP Trust*
     ----------------------
   o AXA Aggressive Allocation
   o AXA Conservative Allocation
   o AXA Conservative-Plus Allocation
   o AXA Moderate Allocation
   o AXA Moderate-Plus Allocation
   o Multimanager Aggressive Equity
   o Multimanager Core Bond
   o Multimanager International Equity
   o Multimanager Large Cap Core Equity
   o Multimanager Large Cap Growth
   o Multimanager Large Cap Value
   o Multimanager Mid Cap Growth
   o Multimanager Mid Cap Value
   o Multimanager Multi-Sector Bond(13)
   o Multimanager Small Cap Growth
   o Multimanager Small Cap Value
   o Multimanager Technology
   o Target 2035 Allocation
   o Target 2045 Allocation

     BlackRock Variable Series Funds, Inc.
     -------------------------------------
   o BlackRock Global Allocation V.I. Fund
   o BlackRock Large Cap Growth V.I Fund**

     EQ Advisors Trust*
     ------------------
   o All Asset Allocation
   o AXA Balanced Strategy
   o AXA Conservative Growth Strategy
   o AXA Conservative Strategy
   o AXA Growth Strategy
   o AXA Moderate Growth Strategy
   o AXA Tactical Manager 2000 I
   o AXA Tactical Manager 400 I
   o AXA Tactical Manager 500 I
   o AXA Tactical Manager International I
   o EQ/AllianceBernstein International
   o EQ/AllianceBernstein Small Cap Growth
   o EQ/AXA Franklin Small Cap Value Core(2)
   o EQ/BlackRock Basic Value Equity
   o EQ/BlackRock International Value
   o EQ/Boston Advisors Equity Income
   o EQ/Calvert Socially Responsible
   o EQ/Capital Guardian Growth
   o EQ/Capital Guardian Research
   o EQ/Common Stock Index(3)
   o EQ/Core Bond Index(4)
   o EQ/Davis New York Venture
   o EQ/Equity 500 Index
   o EQ/Equity Growth PLUS(5)
   o EQ/Evergreen Omega
   o EQ/Franklin Core Balanced(1)
   o EQ/Franklin Templeton Allocation(6)
   o EQ/GAMCO Mergers and Acquisitions
   o EQ/GAMCO Small Company Value
   o EQ/Global Bond PLUS(7)
   o EQ/Global Multi-Sector Equity(8)
   o EQ/Intermediate Government Bond Index(9)
   o EQ/International Core PLUS

                                        FSA-90

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

Notes to Financial Statements (Continued)

December 31, 2009


1. Organization (Continued)

   o EQ/International ETF
   o EQ/International Growth
   o EQ/JPMorgan Value Opportunities
   o EQ/Large Cap Core PLUS
   o EQ/Large Cap Growth Index
   o EQ/Large Cap Growth PLUS
   o EQ/Large Cap Value Index
   o EQ/Large Cap Value PLUS
   o EQ/Lord Abbett Growth and Income
   o EQ/Lord Abbett Large Cap Core
   o EQ/Mid Cap Index
   o EQ/Mid Cap Value PLUS
   o EQ/Money Market
   o EQ/Montag & Caldwell Growth
   o EQ/Mutual Large Cap Equity(10)
   o EQ/Oppenheimer Global
   o EQ/PIMCO Ultra Short Bond(11)
   o EQ/Quality Bond PLUS
   o EQ/Small Company Index
   o EQ/T. Rowe Price Growth Stock
   o EQ/Templeton Global Equity(12)
   o EQ/UBS Growth and Income
   o EQ/Van Kampen Comstock
   o EQ/Van Kampen Mid Cap Growth

     Fidelity(R) Variable Insurance Products Funds
     ---------------------------------------------
   o Fidelity(R) VIP Asset Manager: Growth Portfolio**
   o Fidelity(R) VIP Contrafund(R) Portfolio
   o Fidelity(R) VIP Mid Cap Portfolio
   o Fidelity(R) VIP Strategic Income Portfolio

     Franklin Templeton Variable Insurance Products Trust
     ----------------------------------------------------
   o Franklin Strategic Income Securities Fund
   o Templeton Developing Markets Securities Fund
   o Templeton Foreign Securities Fund**
   o Templeton Global Bond Securities Fund


     Goldman Sachs Variable Insurance Trust - Variable Insurance Portfolios
     ----------------------------------------------------------------------
   o Goldman Sachs VIT Mid Cap Value Fund

     Ivy Funds Variable Insurance Portfolios
     ---------------------------------------
   o Ivy Funds VIP Dividend Opportunities
   o Ivy Funds VIP Energy
   o Ivy Funds VIP Global Natural Resources
   o Ivy Funds VIP High Income
   o Ivy Funds VIP Mid Cap Growth
   o Ivy Funds VIP Science and Technology
   o Ivy Funds VIP Small Cap Growth

     Lazard Retirement Series, Inc.
     ------------------------------
   o Lazard Retirement Emerging Markets Equity Portfolio

     MFS(R) Variable Insurance Trust
     -------------------------------
   o MFS(R) International Value Portfolio
   o MFS(R) Investors Growth Stock Series**
   o MFS(R) Investors Trust Series**
   o MFS(R) Technology Portfolio**
   o MFS(R) Utilities Series**

     PIMCO Variable Insurance Trust
     ------------------------------
   o PIMCO Variable Insurance Trust CommodityRealReturn(R)
     Strategy Portfolio**
   o PIMCO Variable Insurance Trust Emerging Markets Bond
     Portfolio
   o PIMCO Variable Insurance Trust Real Return Strategy Portfolio
   o PIMCO Variable Insurance Trust Total Return Portfolio

     ProFunds
     --------
   o ProFund VP Bear
   o ProFund VP Biotechnology

     T. Rowe Price Equity Series, Inc.
     ---------------------------------
   o T. Rowe Price Health Sciences Portfolio II**

     Van Eck Worldwide Insurance Trust
     ---------------------------------
   o Van Eck Worldwide Hard Assets Fund


                                     FSA-91

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

Notes to Financial Statements (Continued)

December 31, 2009


1. Organization (Concluded)

   (1) Fund was renamed twice this year. EQ/Franklin Income was the former name, until 05/01/09 when name changed to EQ/AXA Franklin Income Core. On 09/18/09 the second change resulted in the current name.
   (2)  Formerly known as EQ/Franklin Small Cap Value
   (3)  Formerly known as EQ/AllianceBernstein Common Stock
   (4)  Formerly known as EQ/JPMorgan Core Bond
   (5) Fund was renamed twice this year. EQ/Marsico Focus was the former name, until 05/01/09 when name changed to EQ/Focus PLUS. On 09/11/09 the second change resulted in the current name.
   (6) Fund was renamed twice this year. EQ/Franklin Templeton Founding Strategy was the former name, until 05/01/09 when name changed to EQ/AXA Franklin Templeton Founding Strategy Core. On 09/18/09 the second name change resulted in the current name.
   (7)  Formerly known as EQ/Evergreen International Bond
   (8)  Formerly known as EQ/Van Kampen Emerging Markets Equity
   (9)  Formerly known as EQ/AllianceBernstein Intermediate Government
        Securities
   (10) Fund was renamed twice this year. EQ/Mutual Shares was the former name, until 05/01/09 when name changed to EQ/AXA Mutual Shares Core. On 09/18/09 the second name change resulted in the current name.
   (11) Formerly known as EQ/PIMCO Real Return
   (12) Fund was renamed twice this year. EQ/Templeton Growth was the former name, until 05/01/09 name changed to EQ/AXA Templeton Templeton Growth Core. On 09/18/09 the second name change resulted in the current name.
   (13) Formerly known as Multimanager High Yield

   * An affiliate of AXA Equitable provides advisory services to one or more Portfolios of this Trust.

   ** Fund is only included on the list of Variable Investment Options included in the Account. Although available for sale on 12/14/2009, there were no purchases for 2009. With zero balance and no activity to report, the fund is excluded from all other sections of the financial statements.


   Under applicable insurance law, the assets and liabilities of the Account are clearly identified and distinguished from AXA Equitable's other assets and liabilities. All Contracts are issued by AXA Equitable. The assets of the Account are the property of AXA Equitable. However, the portion of the Account's assets attributable to the Contracts will not be chargeable with liabilities arising out of any other business AXA Equitable may conduct.

   The Account is used to fund benefits for variable annuities issued by AXA Equitable including the Accumulator, Accumulator Plus, Accumulator Elite, Accumulator Select, Stylus, Accumulator Advisor, Accumulator Express, Retirement Income for Life, Retirement Cornerstone, including all contracts issued currently. These annuities in the Accumulator series and Retirement Cornerstone Series are offered with the same Variable Investment Options for use as a nonqualified annuity (NQ) for after-tax contributions only, or when used as an investment vehicle for certain qualified plans (QP), an individual retirement annuity (IRA) or a tax-shelter annuity (TSA). The Accumulator series and Retirement Cornerstone Series of annuities are offered under group and individual variable annuity forms.

   The amount retained by AXA Equitable in the Account arises principally from
   (1) contributions from AXA Equitable, (2) mortality and expense charges and asset-based administration charges and distribution charges accumulated in the Account, and (3) that portion, determined ratably, of the Account's investment results applicable to those assets in the Account in excess of the net assets attributable to accumulation units. Amounts retained by AXA Equitable are not subject to charges for mortality and expense risks, asset-based administration charges and distribution charges. Amounts retained by AXA Equitable in the Account may be transferred at any time by AXA Equitable to its General Account.


   Each of the Variable Investment Options of the Account bears indirectly exposure to the market, credit, and liquidity risks of the Portfolio in which it invests. These financial statements and footnotes should be read in conjunction with the financial statements and footnotes of the Portfolios of the Trusts, which are distributed by AXA Equitable to the Contractowners.

   In the normal course of business, the Variable Investment Options of the Account enter into contracts that may include agreements to indemnify another party under given circumstances. The Variable Investment Options' maximum exposure under these arrangements is unknown as this would involve future claims that may be, but have not been, made against the Variable Investment Options of the Account.


2. Significant Accounting Policies

   The accompanying financial statements are prepared in conformity with accounting principles generally accepted in the United States of America
   (GAAP). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

   Effective April 1, 2009, and as further described in Note 3 of the financial statements, the Account implemented the new guidance related to Fair Value Measurements and Disclosures. This modification retains the "exit price" objective of fair value measurement and provides additional guidance for estimating fair value when the volume and level of market activity for the asset or liability have significantly


                                     FSA-92

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

Notes to Financial Statements (Continued)

December 31, 2009


2. Significant Accounting Policies (Concluded)

   decreased in relation to normal market activity. This guidance also references guidance on distinguishing distressed or forced transactions not determinative of fair value from orderly transactions between market participants under prevailing market conditions. Implementation of the revised guidance did not have an impact on the net assets of the Account.

   Investments are made in shares of The Trusts and are valued at the net asset values per share of the respective Portfolios. The net asset value is determined by The Trusts using the fair value of the underlying assets of the Portfolio less liabilities.

   Investment transactions are recorded by the Account on the trade date. Dividends and distributions of capital gains from The Trusts are automatically reinvested on the ex-dividend date. Realized gains and losses include (1) gains and losses on redemptions of The Trusts' shares (determined on the identified cost basis) and (2) The Trusts' distributions representing the net realized gains on The Trusts' investment transactions.

   Receivable/payable for policy-related transactions represent amounts due to/from AXA Equitable's General Account primarily related to premiums, surrenders and death benefits.

   Payments received from Contractowners represent participant contributions under the Contracts (but exclude amounts allocated to the guaranteed interest account, reflected in the General Account) reduced by applicable deductions, charges and state premium taxes. Contractowners may allocate amounts in their individual accounts to Variable Investment Options of the Account and/or to the guaranteed interest account of AXA Equitable's General Account, and/or fixed maturity options of Separate Account No. 46. Transfers between funds including guaranteed interest account, net, are amounts that participants have directed to be moved among funds, including permitted transfers to and from the guaranteed interest account and the fixed maturity option of Separate Account No. 46. The net assets of any Variable Investment Option may not be less than the aggregate value of the Contractowner accounts allocated to that Variable Investment Option. AXA Equitable is required by state insurance laws to set aside additional assets in AXA Equitable's General Account to provide for other policy benefits. AXA Equitable's General Account is subject to creditor rights.

   Transfers for contract benefits and terminations are payments to participants and beneficiaries made under the terms of the Contracts and amounts that participants have requested to be withdrawn and paid to them. Withdrawal charges (which represent deferred contingent withdrawal charges) are included in transfers, benefits and terminations to the extent that such charges apply to the contracts. Administrative charges are included in Contract maintenance charges to the extent that such charges apply to the Contracts.

   The operations of the Account are included in the federal income tax return of AXA Equitable which is taxed as a life insurance company under the provisions of the Internal Revenue Code. No federal income tax based on net income or realized and unrealized capital gains is currently applicable to Contracts participating in the Account by reason of applicable provisions of the Internal Revenue Code and no federal income tax payable by AXA Equitable is expected to affect the unit value of Contracts participating in the Account. Accordingly, no provision for income taxes is required. However, AXA Equitable retains the right to charge for any federal income tax which is attributable to the Account if the law is changed.

                                     FSA-93

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

Notes to Financial Statements (Continued)

December 31, 2009


3. Fair Value Disclosures

   Under GAAP fair value is the exchange price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. GAAP also establishes a fair value hierarchy that requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value, and identifies three levels of inputs that may be used to measure fair value:

   Level 1 - Quotes prices for identical instruments in active markets. Level 1 fair values generally are supported by market transactions that occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

   Level 2 - Observable inputs other than Level 1 prices, such as quoted prices for similar instruments, quoted prices in markets that are not active, and inputs to model-derived valuations that are not directly observable or can be corroborated by observable market data.

   Level 3 - Unobservable inputs supported by little or no market activity and often requiring significant judgment or estimation, such as an entity's own assumptions about the cash flows or other significant components of value that market participants would use in pricing the asset or liability.

   All investment and receivable assets of each Variable Investment Option of the Account have been classified as Level 1. As described in Note 1 to the financial statements, the Account invests in open-ended mutual funds, available to Contractholders of variable insurance policies. The Variable Investment Options may, without restriction, transact at the daily Net Asset Value(s) ("NAV") of the mutual funds. The NAV represents the daily per share value of the Portfolio of investments of the mutual funds, at which sufficient volumes of transactions occur.

   As of December 31, 2009, the Account did not hold any investments with significant unobservable inputs (Level 3).


4. Purchases and Sales of Investments

   The cost of purchases and proceeds from sales of investments for the year ended December 31, 2009 were as follows:


                                                    Purchases         Sales
                                                ---------------- --------------
AIM V.I. Global Real Estate Fund.............    $       11,500   $          1
AIM V.I. Mid Cap Core Equity Fund............               639             --
All Asset Allocation.........................            10,372             --
American Century VP Mid Cap Value Fund.......               962             --
AXA Aggressive Allocation....................       827,633,849    425,582,655
AXA Balanced Strategy........................        93,934,204      1,532,645
AXA Conservative Allocation..................     1,068,101,425    592,240,487
AXA Conservative Growth Strategy.............        54,449,975        682,836
AXA Conservative Strategy....................        34,403,127        961,424
AXA Conservative-Plus Allocation.............       608,054,999    260,292,172
AXA Growth Strategy..........................       193,443,251      1,201,801
AXA Moderate Allocation......................     1,862,902,044    568,044,738
AXA Moderate Growth Strategy.................       213,049,789      1,479,748
AXA Moderate-Plus Allocation.................     2,156,059,258    818,337,399
AXA Tactical Manager 2000 I..................           288,181             17
AXA Tactical Manager 400 I...................           285,050             16
AXA Tactical Manager 500 I...................           470,758             46
AXA Tactical Manager International I.........           291,240             33
BlackRock Global Allocation V.I. Fund........           646,112             60
EQ/AllianceBernstein International...........        81,149,577    126,318,988
EQ/AllianceBernstein Small Cap Growth........        35,843,669     68,349,908
EQ/AXA Franklin Small Cap Value Core.........        42,646,092     35,825,984
EQ/BlackRock Basic Value Equity..............       154,382,959     85,083,582
EQ/BlackRock International Value.............       101,569,340    110,964,822
EQ/Boston Advisors Equity Income.............        50,841,010     44,094,042
EQ/Calvert Socially Responsible..............         5,297,639      6,584,919
EQ/Capital Guardian Growth...................        31,265,325     51,621,694
EQ/Capital Guardian Research.................        36,176,109    120,118,753
EQ/Common Stock Index........................       105,293,413    104,604,681
EQ/Core Bond Index...........................       316,236,169    210,557,701
EQ/Davis New York Venture....................        69,051,120     51,738,656
EQ/Equity 500 Index..........................       208,791,884    189,243,208
EQ/Equity Growth PLUS........................        80,464,522    198,075,126

                                     FSA-94

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

Notes to Financial Statements (Continued)

December 31, 2009


4. Purchases and Sales of Investments (Continued)


                                                                         Purchases          Sales
                                                                      --------------- ----------------
EQ/Evergreen Omega.................................................    $140,479,865    $   42,856,157
EQ/Franklin Core Balanced..........................................     149,420,625        85,798,775
EQ/Franklin Templeton Allocation...................................     188,859,828       118,416,192
EQ/GAMCO Mergers and Acquisitions..................................      44,835,388        35,613,128
EQ/GAMCO Small Company Value.......................................     139,337,548        87,642,994
EQ/Global Bond PLUS................................................     132,136,069       132,560,198
EQ/Global Multi-Sector Equity......................................     288,986,049       205,759,921
EQ/Intermediate Government Bond Index..............................     192,123,547       211,047,891
EQ/International Core PLUS.........................................     137,831,904       101,550,775
EQ/International ETF...............................................         229,200                --
EQ/International Growth............................................      93,066,650        55,229,243
EQ/JPMorgan Value Opportunities....................................      33,617,574        45,271,797
EQ/Large Cap Core PLUS.............................................      24,916,207        27,944,906
EQ/Large Cap Growth Index..........................................      52,417,811        59,487,315
EQ/Large Cap Growth PLUS...........................................      42,057,750        45,545,690
EQ/Large Cap Value Index...........................................      37,886,637        21,067,317
EQ/Large Cap Value PLUS............................................      45,133,197       159,549,739
EQ/Lord Abbett Growth and Income...................................      30,018,610        24,592,686
EQ/Lord Abbett Large Cap Core......................................      77,043,305        38,224,379
EQ/Mid Cap Index...................................................      67,306,970        88,708,600
EQ/Mid Cap Value PLUS..............................................     927,976,673       137,363,969
EQ/Money Market....................................................     989,637,914     1,542,134,779
EQ/Montag & Caldwell Growth........................................      41,619,573        53,744,309
EQ/Mutual Large Cap Equity.........................................      24,306,265        40,620,705
EQ/Oppenheimer Global..............................................      63,333,943        29,207,234
EQ/Pimco Ultra Short Bond..........................................     871,177,721       404,726,743
EQ/Quality Bond PLUS...............................................     364,802,277       143,156,187
EQ/Small Company Index.............................................     163,555,307        83,872,199
EQ/T. Rowe Price Growth Stock......................................      98,917,590        34,987,024
EQ/Templeton Global Equity.........................................      27,604,276        35,042,226
EQ/UBS Growth and Income...........................................      15,925,260        15,093,847
EQ/Van Kampen Comstock.............................................      26,386,487        38,525,697
EQ/Van Kampen Mid Cap Growth.......................................     131,365,034        64,785,093
Fidelity(R) VIP Contrafund Portfolio...............................          17,562                 1
Fidelity(R) VIP Mid Cap Portfolio..................................           5,881                --
Fidelity(R) VIP Strategic Income Portfolio.........................          23,052                 2
Franklin Strategic Income Securities Fund..........................          46,290                12
Goldman Sachs VIT Mid Cap Value Fund...............................           2,514                --
Ivy Funds VIP Dividend Opportunities...............................          13,453                 1
Ivy Funds VIP Energy...............................................             479                --
Ivy Funds VIP Global Natural Resources.............................          73,582                 9
Ivy Funds VIP High Income..........................................          24,958                10
Ivy Funds VIP Mid Cap Growth.......................................          20,639                 1
Ivy Funds VIP Science and Technology...............................           1,980                 1
Ivy Funds VIP Small Cap Growth.....................................           3,288                --
Lazard Retirement Emerging Markets Equity Portfolio................          22,521                 1
MFS(R) International Value Portfolio...............................           2,520                --
Multimanager Aggressive Equity.....................................     300,922,995        36,737,063
Multimanager Core Bond.............................................     524,248,109       257,404,502
Multimanager International Equity..................................      82,428,471        80,841,969
Multimanager Large Cap Core Equity.................................      30,556,425        23,828,032
Multimanager Large Cap Growth......................................      21,282,231        33,871,213
Multimanager Large Cap Value.......................................      45,782,482        78,398,124
Multimanager Mid Cap Growth........................................      36,790,955        45,250,087
Multimanager Mid Cap Value.........................................      73,616,366        62,470,045
Multimanager Multi-Sector Bond.....................................     150,409,425       128,284,607
Multimanager Small Cap Growth......................................      52,462,052        38,906,464
Multimanager Small Cap Value.......................................      33,110,433        68,606,374
Multimanager Technology............................................     136,461,633        86,490,914
PIMCO Variable Insurance Trust Emerging Markets Bond Portfolio....           96,118                18

                                     FSA-95

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

Notes to Financial Statements (Continued)

December 31, 2009


4. Purchases and Sales of Investments (Concluded)


                                                                         Purchases   Sales
                                                                        ----------- ------
PIMCO Variable Insurance Trust Real Return Strategy Portfolio........     $70,987    $ 5
PIMCO Variable Insurance Trust Total Return Portfolio................      78,179      6
ProFund VP Bear......................................................      11,047      2
ProFund VP Biotechnology.............................................       3,640      1
Target 2035 Allocation...............................................      35,007     --
Target 2045 Allocation...............................................      35,087     --
Templeton Developing Markets Securities Fund.........................      27,941      4
Templeton Global Bond Securities Fund................................      26,691      3
Van Eck Worldwide Hard Assets Fund...................................      10,006      2

5. Expenses and Related Party Transactions

   The assets in each Variable Investment Option are invested in shares of a corresponding mutual fund Portfolio of The Trusts. Shares are offered by The Trusts at net asset value. Shares in which the Variable Investment Options invest are in either one of two classes. Both classes are subject to fees for investment management and advisory services and other Trust expenses. One class of shares ("Class A shares") is not subject to distribution fees imposed pursuant to a distribution plan. The other class of shares ("Class B shares") is subject to distribution fees imposed under a distribution plan (herein, the "Rule 12b-1 Plans") adopted by the applicable Trust. The Rule 12b-1 Plans provide that the EQAT and VIP Trusts, on behalf of each related Variable Portfolio, may charge a maximum annual distribution and/or service (12b-1) fee of 0.50% of the average daily net assets of a Portfolio attributable to its Class B shares in respect of activities primarily intended to result in the sale of the Class B shares. Under arrangements approved by each Trust's Board of Trustees, the 12b-1 fee currently is limited to 0.25% of the average daily net assets. These fees are reflected in the net asset value of the shares of the Trusts and the total returns of the investment options, but are not included in the expenses or expense ratios of the investment options.

   AXA Equitable and its affiliates serves as investment manager of Portfolios of EQAT and VIP. Each investment manager receives management fees for services performed in its capacity as investment manager of The Trusts. Investment managers either oversee the activities of the investment advisors with respect to The Trusts and are responsible for retaining and discontinuing the services of those advisors or directly manage the Portfolios. Fees generally vary depending on net asset levels of individual Portfolios and range for EQAT and VIP from a low of 0.07% to high of 1.19% of the average daily net assets of the Portfolios of the Trusts. AXA Equitable as investment manager of EQAT and VIP pays expenses for providing investment advisory services to the Portfolios, including the fees of the advisors of each Portfolio. In addition, AXA Advisors, LLC ("AXA Advisors") and AXA Distributors, LLC ("Distributors"), affiliates of AXA Equitable, may also receive distribution fees under Rule 12b-1 Plans as described above.

   AllianceBernstein L.P. (formerly Alliance Capital Management L.P. ("AllianceBernstein")) serves as an investment advisor for a number of Portfolios in EQAT and VIP, including the EQ/AllianceBernstein Portfolios, EQ/Common Stock Index, EQ/Large Cap Growth Index, EQ/Equity 500 Index, and EQ/Small Company Index; as well as a portion of AXA Tactical Manager 500 I, AXA Tactical Manager 400 I, AXA Tactical Manager 2000 I, AXA Tactical Manager International I, EQ/Large Cap Value PLUS, EQ/Quality Bond PLUS, Multimanager Aggressive Equity, Multimanager International Equity, Multimanager Large Cap Core Equity, Multimanager Large Cap Value, Multimanager Mid Cap Growth. AllianceBernstein is a limited partnership which is indirectly majority-owned by AXA Equitable and AXA Financial, Inc. (parent to AXA Equitable).

   AXA Advisors and AXA Distributors are distributors and principal underwriters of the Contracts and the Account. They are both registered with the SEC as broker-dealers and are members of the Financial Industrial Regulatory Authority ("FINRA").

   The Contracts are sold by financial professionals who are registered representatives of AXA Advisors and licensed insurance agents of AXA Network LLC, or its subsidiaries ("AXA Network") (affiliates of AXA Equitable). AXA Network receives commissions under its General Sales Agreement with AXA Equitable and its Networking Agreement with AXA Advisors. AXA Advisors receives service-related payments under its Supervisory and Distribution Agreement with AXA Equitable. The financial professionals are compensated on a commission basis by AXA Network. The Contracts are also sold through licensed insurance agencies (both affiliated and unaffiliated with AXA Equitable) and their affiliated broker-dealers (who are registered with the SEC and members of the FINRA) that have entered into selling agreements with Distributors. The licensed insurance agents who sell AXA Equitable policies for these companies are appointed as agents of AXA Equitable and are registered representatives of the broker-dealers under contract with Distributors.


                                     FSA-96

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

Notes to Financial Statements (Continued)

December 31, 2009


6. Reorganizations

   In 2009, several fund reorganizations were made within EQ Advisors Trust, and corresponding reorganizations were made within the Variable Investment Options of the Account. In these reorganizations, certain Portfolios of EQ Advisors Trust (the "Removed Portfolios") exchanged substantially all of their assets and liabilities for interests in certain other Portfolios of EQ Advisors Trust (the "Surviving Portfolios"). Correspondingly, the Variable Investment Options that invested in the Removed Portfolios (the "Removed Investment Options") were merged with the Variable Investment Options that invest in the Surviving Portfolios (the "Surviving Investment Options"). Contractholders of the Removed Investment Options received interests in the Surviving Investment Options with a value equivalent to the value they held in the Removed Investment Options immediately prior to the reorganization.


----------------------------------------------------------------------------------------------------------
September 11, 2009         Removed Portfolio                           Surviving Portfolio
----------------------------------------------------------------------------------------------------------
                           EQ/Ariel Appreciation II
                           EQ/Lord Abbett Mid Cap Value
                           EQ/Van Kampen Real Estate                    EQ/Mid Cap Value PLUS
----------------------------------------------------------------------------------------------------------
                           EQ/Ariel Appreciation II
Shares -- Class B             7,932,043
Value -- Class B           $       9.40
Net Assets Before Merger   $ 74,538,275
Net Assets After Merger    $         --
                           EQ/Lord Abbett Mid Cap Value
Shares -- Class B            26,391,753
Value -- Class B           $       7.93
Net Assets Before Merger   $209,180,481
Net Assets After Merger    $         --
                           EQ/Van Kampen Real Estate
Shares -- Class B            63,532,140                                    142,251,793
Value -- Class B           $       5.48                                 $         7.74
Net Assets Before Merger   $347,961,699                                 $  469,149,515
Net Assets After Merger    $         --                                 $1,100,829,970
----------------------------------------------------------------------------------------------------------
September 11, 2009         EQ/AXA Rosenberg Value Long/Short           EQ/PIMCO Ultra Short Bond
                           Equity
                           EQ/Short Duration Bond
----------------------------------------------------------------------------------------------------------
                           EQ/AXA Rosenberg Value Long/Short
                           Equity
Shares -- Class B            12,716,910
Value -- Class B           $       8.60
Net Assets Before Merger   $109,365,428
Net Assets After Merger    $         --
                           EQ/Short Duration Bond
Shares -- Class B            23,494,513                                   140,859,863
Value -- Class B           $       9.13                                $         9.95
Net Assets Before Merger   $214,412,117                                $1,077,407,382
Net Assets After Merger    $         --                                $1,401,184,927
----------------------------------------------------------------------------------------------------------
September 18, 2009         Multimanager Health Care                    Multimanager Aggressive Equity
----------------------------------------------------------------------------------------------------------
Shares -- Class B            28,056,156                                    15,487,843
Value -- Class B           $       9.02                                $        21.67
Net Assets Before Merger   $253,119,777                                $   82,475,855
Net Assets After Merger    $         --                                $  335,595,632
----------------------------------------------------------------------------------------------------------
September 18, 2009         EQ/Oppenheimer Main Street Opportunity      EQ/Common Stock Index
----------------------------------------------------------------------------------------------------------
Shares -- Class B             5,440,613                                    56,841,883
Value -- Class B           $       8.39                                $        13.55
Net Assets Before Merger   $ 45,659,985                                $  724,313,556
Net Assets After Merger    $         --                                $  769,973,541
----------------------------------------------------------------------------------------------------------


                                     FSA-97

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

Notes to Financial Statements (Continued)

December 31, 2009


6. Reorganizations (Concluded)


----------------------------------------------------------------------------------------------------------
September 18, 2009         Removed Portfolio                       Surviving Portfolio
----------------------------------------------------------------------------------------------------------
                           EQ/Oppenheimer Main Street Small Cap
                           Index                                    EQ/Small Company Index
----------------------------------------------------------------------------------------------------------
Shares -- Class B             9,217,337                                53,685,152
Value -- Class B           $       8.91                            $         8.40
Net Assets Before Merger   $ 82,134,043                            $  368,998,628
Net Assets After Merger    $         --                            $  451,132,671
----------------------------------------------------------------------------------------------------------
September 25, 2009         EQ/Caywood Scholl High Yield Bond       EQ/Quality Bond PLUS
----------------------------------------------------------------------------------------------------------
Shares -- Class B            67,826,211                                64,244,370
Value -- Class B           $       3.99                            $         9.19
Net Assets Before Merger   $270,950,734                            $  319,272,226
Net Assets After Merger    $         --                            $  590,222,960
----------------------------------------------------------------------------------------------------------
September 25, 2009         EQ/Long Term Bond                       EQ/Core Bond Index
-------------------------- --------------------------------------- ------------------------
Shares -- Class B            11,533,864                               106,695,594
Value -- Class B           $      12.74                            $         9.62
Net Assets Before Merger   $146,995,303                            $  879,643,006
Net Assets After Merger    $         --                            $1,026,638,309
----------------------------------------------------------------------------------------------------------

7. Contractowner Charges

   Charges are made directly against the net assets of the Account and are reflected daily in the computation of the unit values of the Contracts. Under the Contracts, AXA Equitable charges the account for the following:



                                                                               Asset-based                    Current     Maximum
                                                             Mortality and   Administration   Distribution   Aggregate   Aggregate
                                                             Expense Risks       Charge          Charge        Charge     Charge
                                                            --------------- ---------------- -------------- ----------- ----------
Accumulator and Rollover IRA issued before
  May 1, 1997............................................   0.90%           0.30%            --             1.20%       1.20%
Accumulator issued on or after May 1, 1997...............   1.10%           0.25%            --             1.35%       1.35%
Accumulator issued on or after March 1, 2000.............   1.10%           0.25%            0.20%          1.55%       1.55%
Accumulator issued on or after April 1, 2002.............   0.75%           0.25%            0.20%          1.20%       1.20%
Accumulator issued on or after
  September 15, 2003.....................................   0.75%           0.30%            0.20%          1.25%       1.25%
Accumulator 06, 07, 8.0, 9.0.............................   0.80%           0.30%            0.20%          1.30%       1.30%
Accumulator Elite, Plus, Select..........................   1.10%           0.25%            0.25%          1.60%       1.60%
Accumulator Select II....................................   1.10%           0.35%            0.45%          1.90%       1.90%
Accumulator Select issued on or after
  April 1, 2002..........................................   1.10%           0.25%            0.35%          1.70%       1.70%
Accumulator Plus issued on or after April 1, 2002........   0.90%           0.25%            0.25%          1.40%       1.40%
Accumulator Plus issued on or after
  September 15, 2003.....................................   0.90%           0.35%            0.25%          1.50%       1.50%
Accumulator Plus 06, 07, 8.0, 9.0........................   0.95%           0.35%            0.25%          1.55%       1.55%
Accumulator Elite issued on or after
  September 15, 2003.....................................   1.10%           0.30%            0.25%          1.65%       1.65%
Accumulator Elite II.....................................   1.10%           0.25%            0.45%          1.80%       1.80%
Accumulator Elite 06, 07, 8.0, 9.0.......................   1.10%           0.30%            0.25%          1.65%       1.65%
Stylus...................................................   0.80%           0.30%            0.05%          1.15%       1.15%

                                     FSA-98

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

Notes to Financial Statements (Continued)

December 31, 2009


7. Contractowner Charges (Continued)


                                                             Asset-based                    Current     Maximum
                                           Mortality and   Administration   Distribution   Aggregate   Aggregate
                                           Expense Risks       Charge          Charge        Charge     Charge
                                          --------------- ---------------- -------------- ----------- ----------
Retirement Income for Life.............   0.75%           0.30%            0.20%          1.25%       1.25%
Retirement Income for Life (NY)........   0.80%           0.30%            0.20%          1.30%       1.30%
Accumulator Advisor (1)................   0.50%             --               --           0.50%       0.50%
Accumulator Express....................   0.70%           0.25%              --           0.95%       0.95%
Retirement Cornerstone Series CP.......   0.95%           0.35%            0.25%          1.55%       1.55%
Retirement Cornerstone Series B........   0.80%           0.30%            0.20%          1.30%       1.30%
Retirement Cornerstone Series L........   1.10%           0.30%            0.25%          1.65%       1.65%
Retirement Cornerstone Series C........   1.10%           0.25%            0.35%          1.70%       1.70%

----------
(1) The charges may be retained in the Account by AXA Equitable and participate in the net investment results of the Portfolios. Accumulator Advisor's daily charge of 0.50% includes mortality and expense risks charges and administrative charges to compensate for certain administrative expenses under the contract.

Included in the Contract maintenance charges line of the Statements of Changes in Net Assets are certain administrative charges which are deducted from the Contractowners account value (unit liquidation from account value).

The table below lists the fees charged by the Separate Account assessed as a redemption of units. The range presented represents the fees that are actually assessed. Actual amounts may vary or may be zero depending on the contract or a Contractowner's account value.



                                               When charge
               Charges                         is deducted
------------------------------------- ----------------------------
Charges for state premium and other   At time of transaction
applicable taxes
Charge for Trust expenses             Daily
Annual Administrative charge          Annually on each
                                      contract date anniversary.
Variable Immediate Annuity payout     At time of transaction
option administrative fee
Withdrawal charge                     At time of transaction
BaseBuilder benefit charge            Annually on each
                                      contract date anniversary.
Protection Plus                       Annually on each
                                      contract date anniversary.
Guaranteed minimum death benefit
options:
  Annual ratchet to age 85            Annually on each
                                      contract date anniversary.



               Charges                                    Amount deducted                          How deducted
------------------------------------- ------------------------------------------------------- ----------------------
Charges for state premium and other   Varies by state                                         Applied to an annuity
applicable taxes                                                                              payout option

Charge for Trust expenses             Varies by Portfolio                                     Unit value

Annual Administrative charge          Depending on account value, in Years 1 to 2 lesser      Unit liquidation from
                                      of $30 or 2% of account value, thereafter $30           account value

Variable Immediate Annuity payout     $350 annuity administrative fee                         Unit liquidation from
option administrative fee                                                                     account value

Withdrawal charge                     Low - 0% in contract year 10 and thereafter.            Unit liquidation from
                                                                                              account value
                                      High - 8% in contract years 1 and 2. The charge is
                                      7% in contract years 3 and 4, and declines 1%
                                      each contract year until it reaches 0% in contract
                                      year 10.

                                      *Note - Depending on the contract and/or certain
                                      elections made under the contract, the
                                      withdrawal charge may or may not apply.

BaseBuilder benefit charge            0.30%                                                   Unit liquidation from
                                                                                              account value

Protection Plus                       Low - 0.20%                                             Unit liquidation from
                                                                                              account value
                                      High - 0.35%.

Guaranteed minimum death benefit
options:

  Annual ratchet to age 85            Low - 0.20% of the Annual ratchet to age 85             Unit liquidation from
                                      benefit base                                            account value

                                      High - 0.30% of the Annual ratchet to age 85 benefit base

                                     FSA-99

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

Notes to Financial Statements (Continued)

December 31, 2009


7. Contractowner Charges (Continued)


                                                  When charge
                 Charges                          is deducted
                 -------                          -----------
  Greater of 4% roll up to age 85 Or     Annually on each
  Annual ratchet to age 85               contract date anniversary

  Greater of 5% rollup to age 85 or      Annually on each
  annual ratchet to age 85               contract date anniversary.

  6% rollup to age 80 or 70
  6% rollup to age 85                    Annually on each
                                         contract date anniversary.
  Greater of 6.5%, 6% or 3% rollup to    Annually on each
  age 85 or annual ratchet to age 85     contract date anniversary.

  Greater of 5% rollup to owner's age
  80 or Annual ratchet to owner's age
  80

Guaranteed Withdrawal Benefit for Life   Annually on each
Enhanced Death Benefit                   contract date anniversary

Earnings Enhancement Benefit             Annually on each
(additional death benefit)               contract date anniversary

Guaranteed Minimum Income Benefit        Annually on each
                                         contract date anniversary.

Guaranteed Principal Benefit             Annually on first 10
                                         contract date
                                         anniversaries

Guaranteed Withdrawal Benefit            Annually on each
                                         contract date anniversary

Net Loan Interest charge for Rollover    Netted against loan
                                         repayment

Retirement Income for Life Benefit       Annually on contract date
charge                                   anniversary

Guaranteed Withdrawal Benefit for Life   Annually on each
  (GWBL)                                 contract date anniversary

Death benefit under converted GWBL       Annually on each
                                         contract anniversary date



                 Charges                                     Amount deducted                         How deducted
---------------------------------------- ------------------------------------------------------ ----------------------
  Greater of 4% roll up to age 85 Or     1.00% of the greater of 4% roll-up to age 85 or
  Annual ratchet to age 85               Annual ratchet to age 85 benefit base (max to
                                         1.15%)

  Greater of 5% rollup to age 85 or      Low - 0.50% of the greater of 5% roll-up to age        Unit liquidation from
  annual ratchet to age 85               85 or annual ratchet to age 85 benefit base            account value

                                         High - 1.00% of 5% roll-up to age 85 or Annual
                                         ratchet to age 85 benefit base

  6% rollup to age 80 or 70              0.20% of 6% roll-up to age 80 (or 70) benefit base
  6% rollup to age 85                    Low - 0.35% of the 6% roll-up to age 85 benefit        Unit liquidation from
                                         base                                                   account value

                                         High - 0.45% of the 6% roll-up to age 85 benefit
                                         base

  Greater of 6.5%, 6% or 3% rollup to    Low - 0.45% of the 6% roll-up to age 85 benefit        Unit liquidation from
  age 85 or annual ratchet to age 85     base or the Annual ratchet to age 85 benefit base,     account value
                                         as applicable

                                         High - 0.80% of the 6.5%, 6% or 3% roll-up to
                                         age 85 benefit base or the Annual ratchet to age
                                         85 benefit base, as applicable

  Greater of 5% rollup to owner's age    Low - 0.80% (max 0.95%)
  80 or Annual ratchet to owner's age
  80
                                         High - 1.00% (max 1.15%)

Guaranteed Withdrawal Benefit for Life   0.30%                                                  Unit liquidation from
Enhanced Death Benefit                                                                          account value

Earnings Enhancement Benefit             0.35%                                                  Unit liquidation from
(additional death benefit)                                                                      account value

Guaranteed Minimum Income Benefit        Low - 0.45%                                            Unit liquidation from
                                                                                                account value
                                         High - 1.00% (max to 1.30%)

Guaranteed Principal Benefit             Low - 100% Guaranteed Principal Benefit -              Unit liquidation from
                                         0.50%                                                  account value

                                         High - 125% Guaranteed Principal Benefit -
                                         0.75%

Guaranteed Withdrawal Benefit            Low - 5% Withdrawal Option is 0.30%                    Unit liquidation from

                                         High - 7% Withdrawal Option is 0.50%                   account value

Net Loan Interest charge for Rollover    2.00%                                                  Unit liquidation from
                                                                                                account value

Retirement Income for Life Benefit       Low - 0.60% for Single life                            Unit liquidation from
charge                                      0.80% for Joint life                                account value

                                         High - 0.75% for Single life
                                            0.90% for Joint life

Guaranteed Withdrawal Benefit for Life   Low - 0.60% for Single life;                           Unit liquidation from
  (GWBL)                                    0.80% for Joint life                                account value

                                         High - 0.75% for Single life;
                                            0.95% for Joint life

Death benefit under converted GWBL       The GMDB charge in effect prior to conversion will     Unit liquidation from
                                         be deducted. Note - Charge will vary depending on      account value
                                         combination GMDB elections.

                                     FSA-100

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

Notes to Financial Statements (Continued)

December 31, 2009


7. Contractowner Charges (Concluded)


                                          When charge
             Charges                      is deducted
--------------------------------- ---------------------------
Converted Guaranteed withdrawal   Upon initial conversion
benefit for life charge           and annually on each
                                  contract date anniversary
                                  thereafter



             Charges                                Amount deducted                       How deducted
--------------------------------- --------------------------------------------------- --------------------
Converted Guaranteed withdrawal   Single and Joint life - charge is equal to the      Unit liquidation of
benefit for life charge           percentage of Guaranteed minimum income benefit     account value
                                  base charge deducted as the Guaranteed minimum
                                  income benefit charge on the conversion effective
                                  date. Annual ratchets may increase the charge to a
                                  percentage equal to the maximum charge for the
                                  Guaranteed minimum income benefit.

8. Accumulation Unit Values



   Shown below is accumulation unit value information for units outstanding throughout the periods indicated.

                                                                              Years Ended December 31,
                                                     --------------------------------------------------------------------------
                                                                    Units Outstanding   Net Assets     Investment       Total
                                                      Units value         (000s)          (000s)     Income ratio**   Return***
                                                     ------------- ------------------- ------------ ---------------- ----------
AIM V.I. Global Real Estate Fund
--------------------------------
         Unit Value 1.30% to 1.70%*
  2009   Lowest contract charge 1.30% Class B (t)       $ 10.22                --                --          --           0.39%
         Highest contract charge 1.70% Class B (t)      $ 10.22                --                --          --           0.49%
         All contract charges                                --                 1       $        12          --
AIM V.I. Mid Cap Core Equity Fund
---------------------------------
         Unit Value 1.30% to 1.70%*
  2009   Lowest contract charge 1.30% Class B (t)       $ 10.39                --                --          --           0.87%
         Highest contract charge 1.70% Class B (t)      $ 10.38                --                --          --           0.78%
         All contract charges                                --                --       $         1          --
All Asset Allocation
--------------------
         Unit Value 1.30% to 1.70%*
  2009   Lowest contract charge 1.30% Class B (t)       $ 10.18                --                --          --           0.20%
         Highest contract charge 1.70% Class B (t)      $ 10.17                --                --          --           0.10%
         All contract charges                                --                --                --        0.75%
American Century VP Mid Cap Value Fund
--------------------------------------
         Unit Value 1.30% to 1.70%*
  2009   Lowest contract charge 1.30% Class B (t)       $ 10.51                --                --          --           1.55%
         Highest contract charge 1.70% Class B (t)      $ 10.50                --                --          --           1.45%
         All contract charges                                --                --       $         1        1.80%
AXA Aggressive Allocation
-------------------------
         Unit Value 1.30% to 1.70%*
  2009   Lowest contract charge 1.30% Class A (t)       $ 10.23                --                --          --           0.29%
         Highest contract charge 1.70% Class A (t)      $ 10.23                --                --          --           0.39%
         All contract charges                                --                 3       $        29          --
AXA Aggressive Allocation
-------------------------
         Unit Value 0.50% to 1.90%*
  2009   Lowest contract charge 0.50% Class B           $ 10.92                --                --          --          26.71%
         Highest contract charge 1.90% Class B          $ 10.05                --                --          --          24.82%
         All contract charges                                --           264,282       $ 2,913,632        1.00%
  2008   Lowest contract charge 0.50% Class B           $  8.62                --                --          --        (39.51)%
         Highest contract charge 1.90% Class B          $  8.05                --                --          --        (40.33)%
         All contract charges                                --           249,764       $ 2,198,545        1.66%
  2007   Lowest contract charge 0.50% Class B           $ 14.25                --                --          --           5.63%
         Highest contract charge 1.90% Class B          $ 13.49                --                --          --           4.17%
         All contract charges                                             189,188       $ 2,787,372        3.04%
  2006   Lowest contract charge 0.50% Class B           $ 13.49                --                --          --          17.31%
         Highest contract charge 1.90% Class B          $ 12.95                --                --          --          15.46%
         All contract charges                                --           103,270       $ 1,472,607        3.07%            --
  2005   Lowest contract charge 0.50% Class B           $ 11.50                --                --          --           7.52%
         Highest contract charge 1.90% Class B          $ 11.22                --                --          --           6.01%
         All contract charges                                --            46,362       $   572,360        5.10%            --

                                     FSA-101

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

Notes to Financial Statements (Continued)

December 31, 2009


8. Accumulation Unit Values (Continued)

   Shown below is accumulation unit value information for units outstanding throughout the periods indicated.

                                                                              Years Ended December 31,
                                                     --------------------------------------------------------------------------
                                                                    Units Outstanding   Net Assets     Investment       Total
                                                      Units value         (000s)          (000s)     Income ratio**   Return***
                                                     ------------- ------------------- ------------ ---------------- ----------
AXA Balanced Strategy
---------------------
         Unit Value 1.30% to 1.70%*
  2009   Lowest contract charge 1.30% Class B (s)         $ 10.09             --                 --           --       (0.30)%
         Highest contract charge 1.70% Class B (s)        $ 10.09             --                 --           --       (0.20)%
         All contract charges                                  --          8,275        $    93,171         2.87%
AXA Conservative Allocation
---------------------------
         Unit Value 0.50% to 1.90%*
  2009   Lowest contract charge 0.50% Class B             $ 11.40             --                 --           --         9.27%
         Highest contract charge 1.90% Class B            $ 10.48             --                 --           --         7.76%
         All contract charges                                  --        170,307        $ 1,893,018         2.38%
  2008   Lowest contract charge 0.50% Class B             $ 10.43             --                 --           --      (11.46)%
         Highest contract charge 1.90% Class B            $  9.73             --                 --           --      (12.74)%
         All contract charges                                  --        130,528        $ 1,340,728         6.68%
  2007   Lowest contract charge 0.50% Class B             $ 11.78             --                 --           --         5.27%
         Highest contract charge 1.90% Class B            $ 11.15             --                 --           --         3.82%
         All contract charges                                             43,687        $   512,686         4.38%
  2006   Lowest contract charge 0.50% Class B             $ 11.19             --                 --           --         5.84%
         Highest contract charge 1.90% Class B            $ 10.74             --                 --           --         4.35%
         All contract charges                                  --         27,021        $   304,681         4.30%          --
  2005   Lowest contract charge 0.50% Class B             $ 10.57             --                 --           --         1.93%
         Highest contract charge 1.90% Class B            $ 10.29             --                 --           --         0.50%
         All contract charges                                  --         18,040        $   194,239         4.02%          --
AXA Conservative Growth Strategy
--------------------------------
         Unit Value 1.30% to 1.70%*
  2009   Lowest contract charge 1.30% Class B (s)         $ 10.06             --                 --           --       (0.40)%
         Highest contract charge 1.70% Class B (s)        $ 10.05             --                 --           --       (0.40)%
         All contract charges                                  --          4,833        $    53,791         3.54%
AXA Conservative Strategy
-------------------------
         Unit Value 1.30% to 1.70%*
  2009   Lowest contract charge 1.30% Class B (s)         $  9.98             --                 --           --       (0.70)%
         Highest contract charge 1.70% Class B (s)        $  9.98             --                 --           --       (0.70)%
         All contract charges                                  --          3,109        $    33,065         4.46%
AXA Conservative-Plus Allocation
--------------------------------
         Unit Value 0.50% to 1.90%*
  2009   Lowest contract charge 0.50% Class B             $ 11.16             --                 --           --        13.83%
         Highest contract charge 1.90% Class B            $ 10.26             --                 --           --        12.28%
         All contract charges                                  --        152,280        $ 1,682,551         1.98%
  2008   Lowest contract charge 0.50% Class B             $  9.80             --                 --           --      (19.80)%
         Highest contract charge 1.90% Class B            $  9.14             --                 --           --      (21.00)%
         All contract charges                                  --        126,714        $ 1,241,651         3.99%
  2007   Lowest contract charge 0.50% Class B             $ 12.22             --                 --           --         4.98%
         Highest contract charge 1.90% Class B            $ 11.57             --                 --           --         3.49%
         All contract charges                                             83,083        $ 1,028,164         3.70%
  2006   Lowest contract charge 0.50% Class B             $ 11.64             --                 --           --         8.22%
         Highest contract charge 1.90% Class B            $ 11.18             --                 --           --         6.70%
         All contract charges                                  --         62,323        $   744,035         3.65%          --
  2005   Lowest contract charge 0.50% Class B             $ 10.76             --                 --           --         2.73%
         Highest contract charge 1.90% Class B            $ 10.48             --                 --           --         1.29%
         All contract charges                                  --         40,493        $   451,307         4.68%          --
AXA Growth Strategy
-------------------
         Unit Value 1.30% to 1.70%*
  2009   Lowest contract charge 1.30% Class B (s)         $ 10.16             --                 --           --         0.00%
         Highest contract charge 1.70% Class B (s)        $ 10.16             --                 --           --         0.00%
         All contract charges                                  --         16,690        $   196,220         1.94%

                                     FSA-102

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

Notes to Financial Statements (Continued)

December 31, 2009


8. Accumulation Unit Values (Continued)

   Shown below is accumulation unit value information for units outstanding throughout the periods indicated.

                                                                              Years Ended December 31,
                                                     --------------------------------------------------------------------------
                                                                    Units Outstanding   Net Assets     Investment       Total
                                                      Units value         (000s)          (000s)     Income ratio**   Return***
                                                     ------------- ------------------- ------------ ---------------- ----------
AXA Moderate Allocation
-----------------------
         Unit Value 1.30% to 1.70%*
  2009   Lowest contract charge 1.30% Class A (t)       $ 10.10               --                --           --          (0.20)%
         Highest contract charge 1.70% Class A (t)      $ 10.09               --                --           --          (0.20)%
         All contract charges                                --                2       $        24         1.45%
AXA Moderate Allocation
-----------------------
         Unit Value 0.50% to 1.90%*
  2009   Lowest contract charge 0.50% Class B           $ 55.12               --                --           --           16.43%
         Highest contract charge 1.90% Class B          $ 39.26               --                --           --           14.80%
         All contract charges                                --          509,246       $ 7,164,791         1.45%
  2008   Lowest contract charge 0.50% Class B           $ 47.34               --                --           --         (24.86)%
         Highest contract charge 1.90% Class B          $ 34.20               --                --           --         (25.91)%
         All contract charges                                --          438,140       $ 5,361,993         4.05%
  2007   Lowest contract charge 0.50% Class B           $ 63.00               --                --           --            5.74%
         Highest contract charge 1.90% Class B          $ 46.16               --                --           --            4.25%
         All contract charges                                            339,622       $ 5,580,780         3.49%
  2006   Lowest contract charge 0.50% Class B           $ 59.58               --                --           --            9.77%
         Highest contract charge 1.90% Class B          $ 44.28               --                --           --            8.23%
         All contract charges                                --          267,779       $ 4,210,726         3.03%             --
  2005   Lowest contract charge 0.50% Class B           $ 54.27               --                --           --            4.27%
         Highest contract charge 1.90% Class B          $ 40.92               --                --           --            2.81%
         All contract charges                                --          188,833       $ 2,886,531         2.93%             --
AXA Moderate Growth Strategy
----------------------------
         Unit Value 1.30% to 1.70%*
  2009   Lowest contract charge 1.30% Class B (s)       $ 10.13              --                --           --           (0.10)%
         Highest contract charge 1.70% Class B (s)      $ 10.12               --                --           --          (0.20)%
         All contract charges                                --           18,371       $   214,806         2.33%
AXA Moderate-Plus Allocation
----------------------------
         Unit Value 1.30% to 1.70%*
  2009   Lowest contract charge 1.30% Class A (t)       $ 10.17               --                --           --            0.10%
         Highest contract charge 1.70% Class A (t)      $ 10.16               --                --           --            0.10%
         All contract charges                                --               33       $       334         1.36%
AXA Moderate-Plus Allocation
----------------------------
         Unit Value 0.50% to 1.90%*
  2009   Lowest contract charge 0.50% Class B           $ 11.30               --                --           --           21.35%
         Highest contract charge 1.90% Class B          $ 10.39               --                --           --           19.61%
         All contract charges                                --          908,945       $10,483,044         1.36%
  2008   Lowest contract charge 0.50% Class B           $  9.31               --                --           --         (32.14)%
         Highest contract charge 1.90% Class B          $  8.69               --                --           --         (33.05)%
         All contract charges                                --          853,511       $ 8,197,686         2.40%
  2007   Lowest contract charge 0.50% Class B           $ 13.72               --                --           --            5.86%
         Highest contract charge 1.90% Class B          $ 12.98               --                --           --            4.34%
         All contract charges                                            689,233       $ 9,864,221         3.23%
  2006   Lowest contract charge 0.50% Class B           $ 12.96               --                --           --           13.93%
         Highest contract charge 1.90% Class B          $ 12.44               --                --           --           12.33%
         All contract charges                                --          450,637       $ 6,186,804         3.16%             --
  2005   Lowest contract charge 0.50% Class B           $ 11.37               --                --           --            6.14%
         Highest contract charge 1.90% Class B          $ 11.07               --                --           --            4.65%
         All contract charges                                --          231,245       $ 2,819,241         5.28%             --
AXA Tactical Manager 2000 I
---------------------------
         Unit Value 1.30% to 1.70%*
  2009   Lowest contract charge 1.30% Class B (t)       $ 10.75               --                --           --            2.67%
         Highest contract charge 1.70% Class B (t)      $ 10.74               --                --           --            2.58%
         All contract charges                                --                7       $        78         0.01%

                                     FSA-103

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

Notes to Financial Statements (Continued)

December 31, 2009


8. Accumulation Unit Values (Continued)

   Shown below is accumulation unit value information for units outstanding throughout the periods indicated.

                                                                              Years Ended December 31,
                                                     --------------------------------------------------------------------------
                                                                    Units Outstanding   Net Assets     Investment       Total
                                                      Units value         (000s)          (000s)     Income ratio**   Return***
                                                     ------------- ------------------- ------------ ---------------- ----------
AXA Tactical Manager 400 I
--------------------------
         Unit Value 1.30% to 1.70%*
  2009   Lowest contract charge 1.30% Class B (t)       $ 10.45              --                --           --           1.65%
         Highest contract charge 1.70% Class B (t)      $ 10.44              --                --           --           1.66%
         All contract charges                                --               7        $       75         0.01%
AXA Tactical Manager 500 I
--------------------------
         Unit Value 1.30% to 1.70%*
  2009   Lowest contract charge 1.30% Class B (t)       $ 10.23              --                --           --           0.00%
         Highest contract charge 1.70% Class B (t)      $ 10.23              --                --           --           0.00%
         All contract charges                                --              25        $      261         0.03%
AXA Tactical Manager International I
------------------------------------
         Unit Value 1.30% to 1.70%*
  2009   Lowest contract charge 1.30% Class B (t)       $ 10.00              --                --           --         (0.20)%
         Highest contract charge 1.70% Class B (t)      $  9.99              --                --           --         (0.30)%
         All contract charges                                --               8        $       81         0.05%
BlackRock Global Allocation V.I. Fund
-------------------------------------
         Unit Value 1.30% to 1.70%*
  2009   Lowest contract charge 1.30% Class B (t)       $ 10.13              --                --           --         (0.49)%
         Highest contract charge 1.70% Class B (t)      $ 10.13              --                --           --         (0.39)%
         All contract charges                                --              63        $      644         1.59%
EQ/AllianceBernstein International
----------------------------------
         Unit Value 1.30% to 1.70%*
  2009   Lowest contract charge 1.30% Class A (t)       $ 10.00              --                --           --         (0.10)%
         Highest contract charge 1.70% Class A (t)      $  9.99              --                --           --         (0.20)%
         All contract charges                                --              --                --         2.38%
EQ/AllianceBernstein International
----------------------------------
         Unit Value 0.50% to 1.90%*
  2009   Lowest contract charge 0.50% Class B           $ 14.05              --                --           --          26.42%
         Highest contract charge 1.90% Class B          $ 11.40              --                --           --          24.68%
         All contract charges                                --          58,111        $  703,686         2.38%
  2008   Lowest contract charge 0.50% Class B           $ 11.11              --                --           --        (50.95)%
         Highest contract charge 1.90% Class B          $  9.14              --                --           --        (51.67)%
         All contract charges                                --          62,852        $  607,988         2.73%
  2007   Lowest contract charge 0.50% Class B           $ 22.65              --                --           --          11.14%
         Highest contract charge 1.90% Class B          $ 18.91              --                --           --           9.62%
         All contract charges                                            64,446        $1,284,350         1.43%
  2006   Lowest contract charge 0.50% Class B           $ 20.38              --                --           --          22.90%
         Highest contract charge 1.90% Class B          $ 17.25              --                --           --          21.18%
         All contract charges                                --          50,659        $  919,120         1.53%            --
  2005   Lowest contract charge 0.50% Class B           $ 16.58              --                --           --          14.72%
         Highest contract charge 1.90% Class B          $ 14.24              --                --           --          13.11%
         All contract charges                                --          39,214        $  585,935         1.67%            --
EQ/AllianceBernstein Small Cap Growth
-------------------------------------
         Unit Value 1.30% to 1.70%*
  2009   Lowest contract charge 1.30% Class A (t)       $ 10.73              --                --           --           3.27%
         Highest contract charge 1.70% Class A (t)      $ 10.72              --                --           --           3.18%
         All contract charges                                --              --        $        2         0.02%
EQ/AllianceBernstein Small Cap Growth
-------------------------------------
         Unit Value 0.50% to 1.90%*
  2009   Lowest contract charge 0.50% Class B           $ 17.04              --                --           --          35.03%
         Highest contract charge 1.90% Class B          $ 14.24              --                --           --          33.07%
         All contract charges                                --          25,519        $  342,139         0.02%
  2008   Lowest contract charge 0.50% Class B           $ 12.62              --                --           --        (44.94)%
         Highest contract charge 1.90% Class B          $ 10.70              --                --           --        (45.71)%
         All contract charges                                --          27,869        $  280,414           --

                                     FSA-104

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

Notes to Financial Statements (Continued)

December 31, 2009


8. Accumulation Unit Values (Continued)

   Shown below is accumulation unit value information for units outstanding throughout the periods indicated.

                                                                              Years Ended December 31,
                                                     --------------------------------------------------------------------------
                                                                    Units Outstanding   Net Assets     Investment       Total
                                                      Units value         (000s)          (000s)     Income ratio**   Return***
                                                     ------------- ------------------- ------------ ---------------- ----------
EQ/AllianceBernstein Small Cap Growth (Continued)
-------------------------------------------------
  2007   Lowest contract charge 0.50% Class B           $ 22.92               --               --            --          16.11%
         Highest contract charge 1.90% Class B          $ 19.71               --               --            --          14.46%
         All contract charges                                             28,246        $ 526,859            --
  2006   Lowest contract charge 0.50% Class B           $ 19.74               --               --            --           8.46%
         Highest contract charge 1.90% Class B          $ 17.22               --               --            --           6.94%
         All contract charges                                --           29,035        $ 479,583            --             --
  2005   Lowest contract charge 0.50% Class B           $ 18.20               --               --            --          10.95%
         Highest contract charge 1.90% Class B          $ 16.10               --               --            --           9.40%
         All contract charges                                --           28,133        $ 443,581            --             --
EQ/AXA Franklin Small Cap Value Core
------------------------------------
         Unit Value 1.30% to 1.70%*
  2009   Lowest contract charge 1.30% Class A (t)       $ 10.57               --               --            --           1.44%
         Highest contract charge 1.70% Class A (t)      $ 10.57               --               --            --           1.54%
         All contract charges                                --               --               --          1.03%
EQ/AXA Franklin Small Cap Value Core
------------------------------------
         Unit Value 0.50% to 1.90%*
  2009   Lowest contract charge 0.50% Class B (c)       $  8.34               --               --            --          27.51%
         Highest contract charge 1.90% Class B (c)      $  7.96               --               --            --          25.69%
         All contract charges                                --           12,629        $ 101,917          1.03%
  2008   Lowest contract charge 0.50% Class B (c)       $  6.54                                                        (33.67)%
         Highest contract charge 1.90% Class B (c)      $  6.33                                                        (34.61)%
         All contract charges                                --           11,658        $  74,460          1.06%
  2007   Lowest contract charge 0.50% Class B (c)       $  9.86                                                         (9.12)%
         Highest contract charge 1.90% Class B (c)      $  9.68                                                        (10.37)%
         All contract charges                                              5,985        $  58,243          0.48%
  2006   Lowest contract charge 0.50% Class B (c)       $ 10.85               --               --            --           8.50%
         Highest contract charge 1.90% Class B (c)      $ 10.80               --               --            --           8.03%
         All contract charges                                --            1,481        $  16,022          0.54%            --
EQ/BlackRock Basic Value Equity
-------------------------------
         Unit Value 1.30% to 1.70%*
  2009   Lowest contract charge 1.30% Class A (t)       $ 10.36               --               --            --           0.68%
         Highest contract charge 1.70% Class A (t)      $ 10.36               --               --            --           0.68%
         All contract charges                                --               --        $       3          2.75%
EQ/BlackRock Basic Value Equity
-------------------------------
         Unit Value 0.50% to 1.90%*
  2009   Lowest contract charge 0.50% Class B           $ 21.64               --               --            --          29.60%
         Highest contract charge 1.90% Class B          $ 18.09               --               --            --          27.82%
         All contract charges                                --           52,534        $ 745,364          2.75%
  2008   Lowest contract charge 0.50% Class B           $ 16.70               --               --            --        (36.86)%
         Highest contract charge 1.90% Class B          $ 14.15               --               --            --        (37.77)%
         All contract charges                                --           46,485        $ 522,247          1.73%
  2007   Lowest contract charge 0.50% Class B           $ 26.45               --               --            --           0.69%
         Highest contract charge 1.90% Class B          $ 22.74               --               --            --         (0.74)%
         All contract charges                                             45,201        $ 829,334          1.08%
  2006   Lowest contract charge 0.50% Class B           $ 26.27               --               --            --          20.31%
         Highest contract charge 1.90% Class B          $ 22.91               --               --            --          18.62%
         All contract charges                                --           44,747        $ 846,668          2.90%            --
  2005   Lowest contract charge 0.50% Class B           $ 21.84               --               --            --           2.44%
         Highest contract charge 1.90% Class B          $ 19.32               --               --            --           1.00%
         All contract charges                                --           43,949        $ 723,084          1.38%            --

                                     FSA-105

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

Notes to Financial Statements (Continued)

December 31, 2009


8. Accumulation Unit Values (Continued)

   Shown below is accumulation unit value information for units outstanding throughout the periods indicated.

                                                                              Years Ended December 31,
                                                     --------------------------------------------------------------------------
                                                                    Units Outstanding   Net Assets     Investment       Total
                                                      Units value         (000s)          (000s)     Income ratio**   Return***
                                                     ------------- ------------------- ------------ ---------------- ----------
EQ/BlackRock International Value
--------------------------------
         Unit Value 1.30% to 1.70%*
  2009   Lowest contract charge 1.30% Class A (t)      $  9.92                --                --           --         (0.40)%
         Highest contract charge 1.70% Class A (t)     $  9.92                --                --           --         (0.30)%
         All contract charges                               --                 1        $        8         2.07%
EQ/BlackRock International Value
--------------------------------
         Unit Value 0.50% to 1.90%*
  2009   Lowest contract charge 0.50% Class B          $ 20.05                --                --           --          29.61%
         Highest contract charge 1.90% Class B         $ 16.76                --                --           --          27.81%
         All contract charges                               --            47,668        $  743,266         2.07%
  2008   Lowest contract charge 0.50% Class B          $ 15.47                --                --           --        (43.29)%
         Highest contract charge 1.90% Class B         $ 13.11                --                --           --        (44.09)%
         All contract charges                               --            48,585        $  592,816         2.19%
  2007   Lowest contract charge 0.50% Class B          $ 27.28                --                --           --           9.65%
         Highest contract charge 1.90% Class B         $ 23.45                --                --           --           8.06%
         All contract charges                                             52,311        $1,144,877         1.85%
  2006   Lowest contract charge 0.50% Class B          $ 24.88                --                --           --          25.06%
         Highest contract charge 1.90% Class B         $ 21.70                --                --           --          23.30%
         All contract charges                               --            51,776        $1,057,795         3.58%            --
  2005   Lowest contract charge 0.50% Class B          $ 19.90                --                --           --          10.28%
         Highest contract charge 1.90% Class B         $ 17.60                --                --           --           8.74%
         All contract charges                               --            44,488        $  754,971         1.84%           --
EQ/Boston Advisors Equity Income
--------------------------------
         Unit Value 1.30% to 1.70%*
  2009   Lowest contract charge 1.30% Class A (t)      $ 10.15                --                --           --         (0.39)%
         Highest contract charge 1.70% Class A (t)     $ 10.14                --                --           --         (0.39)%
         All contract charges                               --                --                --         2.55%
EQ/Boston Advisors Equity Income
--------------------------------
         Unit Value 0.50% to 1.90%*
  2009   Lowest contract charge 0.50% Class B          $  5.60                --                --           --          10.97%
         Highest contract charge 1.90% Class B         $  4.79                --                --           --           9.34%
         All contract charges                               --            43,320        $  182,082         2.55%
  2008   Lowest contract charge 0.50% Class B          $  5.05                --                --           --        (32.67)%
         Highest contract charge 1.90% Class B         $  4.38                --                --           --        (33.54)%
         All contract charges                               --            39,344        $  157,390         2.44%
  2007   Lowest contract charge 0.50% Class B          $  7.50                --                --           --           3.31%
         Highest contract charge 1.90% Class B         $  6.59                --                --           --           1.70%
         All contract charges                                             31,430        $  202,051         1.82%
  2006   Lowest contract charge 0.50% Class B          $  7.26                --                --           --          15.39%
         Highest contract charge 1.90% Class B         $  6.48                --                --           --          13.77%
         All contract charges                               --            30,079        $  198,213         2.39%            --
  2005   Lowest contract charge 0.50% Class B          $  6.30                --                --           --          5.62%
         Highest contract charge 1.90% Class B         $  5.69                --                --           --          4.14%
         All contract charges                               --            22,950        $  135,055         2.19%           --
EQ/Calvert Socially Responsible
-------------------------------
         Unit Value 0.50% to 1.90%*
  2009   Lowest contract charge 0.50% Class B          $  7.63                --                --           --         30.12%
         Highest contract charge 1.90% Class B         $  6.58                --                --           --         28.35%
         All contract charges                               --             5,534        $   45,654         0.24%
  2008   Lowest contract charge 0.50% Class B          $  5.86                --                --           --        (45.44)%
         Highest contract charge 1.90% Class B         $  5.13                --                --           --        (46.23)%
         All contract charges                               --             5,674        $   36,090         0.30%
  2007   Lowest contract charge 0.50% Class B          $ 10.74                --                --           --         11.53%
         Highest contract charge 1.90% Class B         $  9.54                --                --           --          9.91%
         All contract charges                                              5,341        $   62,358         0.23%

                                     FSA-106

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

Notes to Financial Statements (Continued)

December 31, 2009


8. Accumulation Unit Values (Continued)

   Shown below is accumulation unit value information for units outstanding throughout the periods indicated.

                                                                              Years Ended December 31,
                                                     --------------------------------------------------------------------------
                                                                    Units Outstanding   Net Assets     Investment       Total
                                                      Units value         (000s)          (000s)     Income ratio**   Return***
                                                     ------------- ------------------- ------------ ---------------- ----------
EQ/Calvert Socially Responsible (Continued)
-------------------------------------------
  2006   Lowest contract charge 0.50% Class B          $  9.63                --                --           --          4.70%
         Highest contract charge 1.90% Class B         $  8.68                --                --           --          3.24%
         All contract charges                               --             5,169        $   54,129           --            --
  2005   Lowest contract charge 0.50% Class B          $  9.20                --                --           --          8.20%
         Highest contract charge 1.90% Class B         $  8.40                --                --           --          6.68%
         All contract charges                               --             4,883        $   47,467           --            --
EQ/Capital Guardian Growth
--------------------------
         Unit Value 1.30% to 1.70%*
  2009   Lowest contract charge 1.30% Class A (t)      $ 10.41                --                --           --          1.66%
         Highest contract charge 1.70% Class A (t)     $ 10.41                --                --           --          1.76%
         All contract charges                               --                --                --         0.33%
EQ/Capital Guardian Growth
--------------------------
         Unit Value 0.50% to 1.90%*
  2009   Lowest contract charge 0.50% Class B          $ 11.77                --                --           --         32.72%
         Highest contract charge 1.90% Class B         $  9.84                --                --           --         30.99%
         All contract charges                               --            33,199        $  327,423         0.33%
  2008   Lowest contract charge 0.50% Class B          $  8.87                --                --           --       (40.67)%
         Highest contract charge 1.90% Class B         $  7.51                --                --           --       (41.56)%
         All contract charges                               --            35,102        $  263,886         0.18%
  2007   Lowest contract charge 0.50% Class B          $ 14.95                --                --           --          4.91%
         Highest contract charge 1.90% Class B         $ 12.85                --                --           --          3.46%
         All contract charges                                             34,213        $  439,864           --
  2006   Lowest contract charge 0.50% Class B          $ 14.25                --                --           --          6.87%
         Highest contract charge 1.90% Class B         $ 12.42                --                --           --          5.37%
         All contract charges                               --            30,418        $  380,312         0.18%           --
  2005   Lowest contract charge 0.50% Class B          $ 13.33                --                --           --          4.58%
         Highest contract charge 1.90% Class B         $ 11.79                --                --           --          3.12%
         All contract charges                               --            23,591        $  283,809         0.21%           --
EQ/Capital Guardian Research
----------------------------
         Unit Value 1.30% to 1.70%*
  2009   Lowest contract charge 1.30% Class A (t)      $ 10.42                --                --           --          1.56%
         Highest contract charge 1.70% Class A (t)     $ 10.41                --                --           --          1.56%
         All contract charges                               --                --                --         1.14%
EQ/Capital Guardian Research (d)
--------------------------------
         Unit Value 0.50% to 1.90%*
  2009   Lowest contract charge 0.50% Class B          $ 11.09                --                --           --         30.79%
         Highest contract charge 1.90% Class B         $  9.53                --                --           --         29.02%
         All contract charges                               --            86,472        $  882,191         1.14%
  2008   Lowest contract charge 0.50% Class B          $  8.48                --                --           --       (39.94)%
         Highest contract charge 1.90% Class B         $  7.39                --                --           --       (40.83)%
         All contract charges                               --            96,287        $  757,787         0.91%
  2007   Lowest contract charge 0.50% Class B          $ 14.12                --                --           --          1.15%
         Highest contract charge 1.90% Class B         $ 12.49                --                --           --        (0.32)%
         All contract charges                                            113,240        $1,497,202         1.28%
  2006   Lowest contract charge 0.50% Class B          $ 13.96                --                --           --         11.50%
         Highest contract charge 1.90% Class B         $ 12.53                --                --           --          9.93%
         All contract charges                               --            56,224        $  739,096         0.56%           --
  2005   Lowest contract charge 0.50% Class B          $ 12.52                --                --           --          5.53%
         Highest contract charge 1.90% Class B         $ 11.40                --                --           --          4.05%
         All contract charges                               --            59,370        $  704,554         0.56%           --

                                     FSA-107

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

Notes to Financial Statements (Continued)

December 31, 2009


8. Accumulation Unit Values (Continued)

   Shown below is accumulation unit value information for units outstanding throughout the periods indicated.

                                                                              Years Ended December 31,
                                                     --------------------------------------------------------------------------
                                                                    Units Outstanding   Net Assets     Investment       Total
                                                      Units value         (000s)          (000s)     Income ratio**   Return***
                                                     ------------- ------------------- ------------ ---------------- ----------
EQ/Common Stock Index
---------------------
         Unit Value 1.30% to 1.70%*
  2009   Lowest contract charge 1.30% Class A (t)      $  10.32               --                --           --           0.39%
         Highest contract charge 1.70% Class A (t)     $  10.32               --                --           --           0.39%
         All contract charges                                --               --                --         1.80%
EQ/Common Stock Index (q)
-------------------------
         Unit Value 0.50% to 1.90%*
  2009   Lowest contract charge 0.50% Class B          $ 256.03               --                --           --          27.69%
         Highest contract charge 1.90% Class B         $ 158.35               --                --           --          25.90%
         All contract charges                                --           41,528        $  776,118         1.80%
  2008   Lowest contract charge 0.50% Class B          $ 200.52               --                --           --        (44.08)%
         Highest contract charge 1.90% Class B         $ 125.78               --                --           --        (44.87)%
         All contract charges                                --           40,142        $  617,520         1.63%
  2007   Lowest contract charge 0.50% Class B          $ 358.57               --                --           --           2.96%
         Highest contract charge 1.90% Class B         $ 228.16               --                --           --           1.51%
         All contract charges                                             41,874        $1,221,553         0.97%
  2006   Lowest contract charge 0.50% Class B          $ 348.26               --                --           --          10.14%
         Highest contract charge 1.90% Class B         $ 224.77               --                --           --           8.59%
         All contract charges                                --           44,440        $1,355,393         1.20%            --
  2005   Lowest contract charge 0.50% Class B          $ 316.20               --                --           --           3.78%
         Highest contract charge 1.90% Class B         $ 206.99               --                --           --           2.33%
         All contract charges                                --           36,983        $1,277,968         0.84%            --
EQ/Core Bond Index (o)
----------------------
         Unit Value 0.50% to 1.90%*
  2009   Lowest contract charge 0.50% Class B          $  14.70               --                --           --           2.17%
         Highest contract charge 1.90% Class B         $  12.40               --                --           --           0.76%
         All contract charges                                --           89,630        $1,013,962         2.61%
  2008   Lowest contract charge 0.50% Class B          $  14.39               --                --           --         (9.38)%
         Highest contract charge 1.90% Class B         $  12.31               --                --           --        (10.67)%
         All contract charges                                --           80,413        $  913,345         4.06%
  2007   Lowest contract charge 0.50% Class B          $  15.88               --                --           --           2.58%
         Highest contract charge 1.90% Class B         $  13.78               --                --           --           1.10%
         All contract charges                                             99,922        $1,271,392         4.32%
  2006   Lowest contract charge 0.50% Class B          $  15.48               --                --           --           3.54%
         Highest contract charge 1.90% Class B         $  13.63               --                --           --           2.09%
         All contract charges                                --           99,116        $1,260,924         4.37%            --
  2005   Lowest contract charge 0.50% Class B          $  14.95               --                --           --           1.71%
         Highest contract charge 1.90% Class B         $  13.35               --                --           --           0.28%
         All contract charges                                --           93,448        $1,190,350         3.56%            --
EQ/Davis New York Venture
-------------------------
         Unit Value 1.30% to 1.70%*
  2009   Lowest contract charge 1.30% Class A (t)      $  10.28               --                --           --           1.48%
         Highest contract charge 1.70% Class A (t)     $  10.27               --                --           --           1.48%
         All contract charges                                --               --        $        7         1.73%
EQ/Davis New York Venture
-------------------------
         Unit Value 0.50% to 1.90%*
  2009   Lowest contract charge 0.50% Class B (c)      $   8.96               --                --           --         32.03%
         Highest contract charge 1.90% Class B (c)     $   8.55               --                --           --         30.18%
         All contract charges                                --           39,080        $  338,925         1.73%
  2008   Lowest contract charge 0.50% Class B (c)      $   6.79               --                --           --       (39.54)%
         Highest contract charge 1.90% Class B (c)     $   6.57               --                --           --       (40.38)%
         All contract charges                                --           36,597        $  242,910         0.62%
  2007   Lowest contract charge 0.50% Class B (c)      $  11.23               --                --           --          3.22%
         Highest contract charge 1.90% Class B (c)     $  11.02               --                --           --          1.75%
         All contract charges                                             24,733        $  273,949         0.62%

                                     FSA-108

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

Notes to Financial Statements (Continued)

December 31, 2009


8. Accumulation Unit Values (Continued)

   Shown below is accumulation unit value information for units outstanding throughout the periods indicated.

                                                                              Years Ended December 31,
                                                     --------------------------------------------------------------------------
                                                                    Units Outstanding   Net Assets     Investment       Total
                                                      Units value         (000s)          (000s)     Income ratio**   Return***
                                                     ------------- ------------------- ------------ ---------------- ----------
EQ/Davis New York Venture (Continued)
-------------------------------------
  2006   Lowest contract charge 0.50% Class B (c)       $ 10.88               --                --         --             8.76%
         Highest contract charge 1.90% Class B (c)      $ 10.83               --                --         --             8.29%
         All contract charges                                --            5,631       $    61,054       0.75%              --
EQ/Equity 500 Index
--------------------
         Unit Value 1.30% to 1.70%*
  2009   Lowest contract charge 1.30% Class A (t)       $ 10.26               --                --         --             0.10%
         Highest contract charge 1.70% Class A (t)      $ 10.26               --                --         --             0.10%
         All contract charges                                --                3       $        34       1.96%
EQ/Equity 500 Index
-------------------
         Unit Value 0.50% to 1.90%*
  2009   Lowest contract charge 0.50% Class B           $ 27.29               --                --         --            25.25%
         Highest contract charge 1.90% Class B          $ 21.81               --                --         --            23.48%
         All contract charges                                --           75,725       $ 1,151,603       1.96%
  2008   Lowest contract charge 0.50% Class B           $ 21.79               --                --         --          (37.64)%
         Highest contract charge 1.90% Class B          $ 17.66               --                --         --          (38.51)%
         All contract charges                                --           71,841       $   912,729       1.72%
  2007   Lowest contract charge 0.50% Class B           $ 34.94               --                --         --             4.42%
         Highest contract charge 1.90% Class B          $ 28.72               --                --         --             2.94%
         All contract charges                                             74,013       $ 1,576,822       1.31%
  2006   Lowest contract charge 0.50% Class B           $ 33.46               --                --         --            14.52%
         Highest contract charge 1.90% Class B          $ 27.90               --                --         --            12.91%
         All contract charges                                --           76,302       $ 1,640,567       1.54%              --
  2005   Lowest contract charge 0.50% Class B           $ 29.22               --                --         --             3.88%
         Highest contract charge 1.90% Class B          $ 24.71               --                --         --             2.42%
         All contract charges                                --           76,052       $ 1,537,157       1.35%              --
EQ/Equity Growth PLUS
---------------------
         Unit Value 0.50% to 1.90%*
  2009   Lowest contract charge 0.50% Class B           $ 14.75               --                --         --            27.15%
         Highest contract charge 1.90% Class B          $ 13.11               --                --         --            25.42%
         All contract charges                                --          108,738       $ 1,316,635       0.85%
  2008   Lowest contract charge 0.50% Class B           $ 11.60               --                --         --          (40.57)%
         Highest contract charge 1.90% Class B          $ 10.45               --                --         --          (41.46)%
         All contract charges                                --          118,651       $ 1,143,520       0.95%
  2007   Lowest contract charge 0.50% Class B           $ 19.52               --                --         --            13.49%
         Highest contract charge 1.90% Class B          $ 17.85               --                --         --            11.91%
         All contract charges                                            115,724       $ 1,909,092       0.18%
  2006   Lowest contract charge 0.50% Class B           $ 17.20               --                --         --             8.78%
         Highest contract charge 1.90% Class B          $ 15.95               --                --         --             7.25%
         All contract charges                                --          110,995       $ 1,644,626       0.73%              --
  2005   Lowest contract charge 0.50% Class B           $ 15.82               --                --         --            10.15%
         Highest contract charge 1.90% Class B          $ 14.88               --                --         --             8.61%
         All contract charges                                --           91,026       $ 1,281,504         --               --
EQ/Evergreen Omega
------------------
         Unit Value 0.50% to 1.90%*
  2009   Lowest contract charge 0.50% Class B           $ 10.64               --                --         --            39.68%
         Highest contract charge 1.90% Class B          $  9.11               --                --         --            37.57%
         All contract charges                                --           25,747       $   295,437       0.19%
  2008   Lowest contract charge 0.50% Class B           $  7.62               --                --         --          (27.98)%
         Highest contract charge 1.90% Class B          $  6.62               --                --         --          (28.97)%
         All contract charges                                --           15,753       $   128,962       0.60%
  2007   Lowest contract charge 0.50% Class B           $ 10.58               --                --         --            10.79%
         Highest contract charge 1.90% Class B          $  9.32               --                --         --             9.26%
         All contract charges                                             15,374       $   176,492       0.00%

                                     FSA-109

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

Notes to Financial Statements (Continued)

December 31, 2009


8. Accumulation Unit Values (Continued)

   Shown below is accumulation unit value information for units outstanding throughout the periods indicated.

                                                                              Years Ended December 31,
                                                     --------------------------------------------------------------------------
                                                                    Units Outstanding   Net Assets     Investment       Total
                                                      Units value         (000s)          (000s)     Income ratio**   Return***
                                                     ------------- ------------------- ------------ ---------------- ----------
EQ/Evergreen Omega (Continued)
-------------------------------
  2006   Lowest contract charge 0.50% Class B          $  9.55                --                --           --          5.34%
         Highest contract charge 1.90% Class B         $  8.53                --                --           --          3.86%
         All contract charges                               --            13,748        $  141,667         2.13%           --
  2005   Lowest contract charge 0.50% Class B          $  9.07                --                --           --          3.44%
         Highest contract charge 1.90% Class B         $  8.21                --                --           --          1.99%
         All contract charges                               --            15,270        $  147,725         0.04%           --
EQ/Franklin Core Balanced
-------------------------
         Unit Value 1.30% to 1.70%*
  2009   Lowest contract charge 1.30% Class A (t)      $ 10.29                --                --           --          0.29%
         Highest contract charge 1.70% Class A (t)     $ 10.28                --                --           --          0.19%
         All contract charges                               --                --                --         5.95%
EQ/Franklin Core Balanced
-------------------------
         Unit Value 0.50% to 1.90%*
  2009   Lowest contract charge 0.50% Class B (c)      $  9.36                --                --           --         29.97%
         Highest contract charge 1.90% Class B (c)     $  8.93                --                --           --         28.10%
         All contract charges                               --            65,970        $  596,850         5.95%
  2008   Lowest contract charge 0.50% Class B (c)      $  7.20                --                --           --       (32.20)%
         Highest contract charge 1.90% Class B (c)     $  6.97                --                --           --       (33.11)%
         All contract charges                               --            60,463        $  425,663         6.36%
  2007   Lowest contract charge 0.50% Class B (c)      $ 10.62                --                --           --          1.53%
         Highest contract charge 1.90% Class B (c)     $ 10.42                --                --           --          0.10%
         All contract charges                                             57,439        $  601,803         4.16%
  2006   Lowest contract charge 0.50% Class B (c)      $ 10.46                --                --           --          4.56%
         Highest contract charge 1.90% Class B (c)     $ 10.41                --                --           --          4.11%
         All contract charges                               --            12,757        $  132,983         2.34%           --
EQ/Franklin Templeton Allocation (h)
------------------------------------
         Unit Value 1.30% to 1.70%*
  2009   Lowest contract charge 1.30% Class A (t)      $ 10.23                --                --           --          0.29%
         Highest contract charge 1.70% Class A (t)     $ 10.23                --                --           --          0.29%
         All contract charges                               --                --        $        2         2.46%
EQ/Franklin Templeton Allocation (h)
------------------------------------
         Unit Value 0.50% to 1.90%*
  2009   Lowest contract charge 0.50% Class B (h)      $  7.68                --                --           --         27.78%
         Highest contract charge 1.90% Class B (h)     $  7.40                --                --           --         26.04%
         All contract charges                               --           179,402        $1,341,290         2.46%
  2008   Lowest contract charge 0.50% Class B (h)      $  6.01                --                --           --       (37.20)%
         Highest contract charge 1.90% Class B (h)     $  5.87                --                --           --       (38.08)%
         All contract charges                               --           168,583        $  996,068         5.08%
  2007   Lowest contract charge 0.50% Class B (h)      $  9.57                --                --           --        (4.30)%
         Highest contract charge 1.90% Class B (h)     $  9.48                --                --           --        (5.20)%
         All contract charges                                             83,451        $  793,251         2.63%
EQ/GAMCO Mergers and Acquisitions
---------------------------------
         Unit Value 1.30% to 1.70%*
  2009   Lowest contract charge 1.30% Class A (t)      $ 10.18                --                --           --          0.69%
         Highest contract charge 1.70% Class A (t)     $ 10.18                --                --           --          0.69%
         All contract charges                               --                --                --         0.00%
EQ/GAMCO Mergers and Acquisitions
---------------------------------
         Unit Value 0.50% to 1.90%*
  2009   Lowest contract charge 0.50% Class B (a)      $ 12.08                --                --           --         16.01%
         Highest contract charge 1.90% Class B (a)     $ 11.30                --                --           --         14.41%
         All contract charges                               --            11,998        $  137,992         0.00%
  2008   Lowest contract charge 0.50% Class B (a)      $ 10.41                --                --           --       (14.25)%
         Highest contract charge 1.90% Class B (a)     $  9.88                --                --           --       (15.48)%
         All contract charges                               --            11,081        $  111,017         0.50%

                                     FSA-110

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

Notes to Financial Statements (Continued)

December 31, 2009


8. Accumulation Unit Values (Continued)

   Shown below is accumulation unit value information for units outstanding throughout the periods indicated.

                                                                              Years Ended December 31,
                                                     --------------------------------------------------------------------------
                                                                    Units Outstanding   Net Assets     Investment       Total
                                                      Units value         (000s)          (000s)     Income ratio**   Return***
                                                     ------------- ------------------- ------------ ---------------- ----------
EQ/GAMCO Mergers and Acquisitions (Continued)
--------------------------------------------
  2007   Lowest contract charge 0.50% Class B (a)       $ 12.14               --               --            --           2.97%
         Highest contract charge 1.90% Class B (a)      $ 11.69               --               --            --           1.48%
         All contract charges                                             11,173        $ 131,859          0.78%
  2006   Lowest contract charge 0.50% Class B (a)       $ 11.79               --               --            --          11.65%
         Highest contract charge 1.90% Class B (a)      $ 11.52               --               --            --          10.08%
         All contract charges                                --            7,462        $  86,530          6.34%            --
  2005   Lowest contract charge 0.50% Class B (a)       $ 10.56               --               --            --           5.64%
         Highest contract charge 1.90% Class B (a)      $ 10.46               --               --            --           4.65%
         All contract charges                                --            2,307        $  24,225          5.28%            --
EQ/GAMCO Small Company Value
----------------------------
         Unit Value 1.30% to 1.70%*
  2009   Lowest contract charge 1.30% Class A (t)       $ 10.59               --               --            --           1.53%
         Highest contract charge 1.70% Class A (t)      $ 10.58               --               --            --           1.44%
         All contract charges                                --                2        $      23          0.44%
EQ/GAMCO Small Company Value
----------------------------
         Unit Value 0.50% to 1.90%*
  2009   Lowest contract charge 0.50% Class B           $ 34.01               --               --            --          40.72%
         Highest contract charge 1.90% Class B          $ 25.11               --               --            --          38.78%
         All contract charges                                --           21,145        $ 619,879          0.44%
  2008   Lowest contract charge 0.50% Class B           $ 24.17               --               --            --        (30.98)%
         Highest contract charge 1.90% Class B          $ 18.09               --               --            --        (31.99)%
         All contract charges                                --           18,794        $ 392,717          0.61%
  2007   Lowest contract charge 0.50% Class B           $ 35.02               --               --            --           8.72%
         Highest contract charge 1.90% Class B          $ 26.60               --               --            --           7.21%
         All contract charges                                             15,674        $ 470,454          0.52%
  2006   Lowest contract charge 0.50% Class B           $ 32.21               --               --            --          18.24%
         Highest contract charge 1.90% Class B          $ 24.81               --               --            --          16.58%
         All contract charges                                --            8,969        $ 243,842          1.60%            --
  2005   Lowest contract charge 0.50% Class B           $ 27.24               --               --            --           3.80%
         Highest contract charge 1.90% Class B          $ 21.28               --               --            --           2.34%
         All contract charges                                --            5,611        $ 129,461          1.01%            --
EQ/Global Bond PLUS
-------------------
         Unit Value 1.30% to 1.70%*
  2009   Lowest contract charge 1.30% Class A (t)       $  9.85               --               --            --        ( 1.70)%
         Highest contract charge 1.70% Class A (t)      $  9.85               --               --            --        ( 1.70)%
         All contract charges                                --                2        $      15          0.80%
EQ/Global Bond PLUS
-------------------
         Unit Value 0.50% to 1.90%*
  2009   Lowest contract charge 0.50% Class B (b)       $ 11.75               --               --            --           1.49%
         Highest contract charge 1.90% Class B (b)      $ 11.07               --               --            --           0.07%
         All contract charges                                --           36,747        $ 414,061          0.80%
  2008   Lowest contract charge 0.50% Class B (b)       $ 11.58               --               --            --           5.95%
         Highest contract charge 1.90% Class B (b)      $ 11.06               --               --            --           4.44%
         All contract charges                                --           36,828        $ 413,319         19.53%
  2007   Lowest contract charge 0.50% Class B (b)       $ 10.93               --               --            --           8.76%
         Highest contract charge 1.90% Class B (b)      $ 10.59               --               --            --           7.19%
         All contract charges                                             18,195        $ 194,602          3.41%
  2006   Lowest contract charge 0.50% Class B (b)       $ 10.05               --               --            --           2.90%
         Highest contract charge 1.90% Class B (b)      $  9.88               --               --            --           1.46%
         All contract charges                                --            8,137        $  80,817          0.43%            --
  2005   Lowest contract charge 0.50% Class B (b)       $  9.77               --               --            --         (2.31)%
         Highest contract charge 1.90% Class B (b)      $  9.74               --               --            --         (2.63)%
         All contract charges                                --              659        $   6,422            --             --

                                     FSA-111

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

Notes to Financial Statements (Continued)

December 31, 2009


8. Accumulation Unit Values (Continued)

   Shown below is accumulation unit value information for units outstanding throughout the periods indicated.

                                                                              Years Ended December 31,
                                                     --------------------------------------------------------------------------
                                                                    Units Outstanding   Net Assets     Investment       Total
                                                      Units value         (000s)          (000s)     Income ratio**   Return***
                                                     ------------- ------------------- ------------ ---------------- ----------
EQ/Global Multi-Sector Equity
-----------------------------
         Unit Value 1.30% to 1.70%*
  2009   Lowest contract charge 1.30% Class A (t)       $ 10.16               --                --           --        (0.10)%
         Highest contract charge 1.70% Class A (t)      $ 10.16               --                --           --          0.00%
         All contract charges                                --                2        $       29         1.33%
EQ/Global Multi-Sector Equity
-----------------------------
         Unit Value 0.50% to 1.90%*
  2009   Lowest contract charge 0.50% Class B           $ 18.29               --                --           --         49.30%
         Highest contract charge 1.90% Class B          $ 15.35               --                --           --         47.16%
         All contract charges                                --           58,787        $1,130,770         1.33%
  2008   Lowest contract charge 0.50% Class B           $ 12.25               --                --           --       (57.55)%
         Highest contract charge 1.90% Class B          $ 10.43               --                --           --       (58.15)%
         All contract charges                                --           53,574        $  696,118         0.15%
  2007   Lowest contract charge 0.50% Class B           $ 28.86               --                --           --         41.26%
         Highest contract charge 1.90% Class B          $ 24.92               --                --           --         39.30%
         All contract charges                                             53,185        $1,627,247         0.00%
  2006   Lowest contract charge 0.50% Class B           $ 20.43               --                --           --         36.37%
         Highest contract charge 1.90% Class B          $ 17.89               --                --           --         34.46%
         All contract charges                                --           47,631        $1,034,450         0.45%           --
  2005   Lowest contract charge 0.50% Class B           $ 14.98               --                --           --         32.12%
         Highest contract charge 1.90% Class B          $ 13.30               --                --           --         30.27%
         All contract charges                                --           38,941        $  606,208         0.63%           --
EQ/Intermediate Government Bond Index
-------------------------------------
         Unit Value 0.50% to 1.90%*
  2009   Lowest contract charge 0.50% Class B           $ 23.11               --                --           --        (2.76)%
         Highest contract charge 1.90% Class B          $ 17.72               --                --           --        (4.11)%
         All contract charges                                --           26,434        $  369,725         1.00%
  2008   Lowest contract charge 0.50% Class B           $ 23.77               --                --           --          3.08%
         Highest contract charge 1.90% Class B          $ 18.48               --                --           --          1.59%
         All contract charges                                --           26,853        $  401,655         3.71%
  2007   Lowest contract charge 0.50% Class B           $ 23.06               --                --           --          6.32%
         Highest contract charge 1.90% Class B          $ 18.19               --                --           --          4.84%
         All contract charges                                             18,561        $  296,887         4.29%
  2006   Lowest contract charge 0.50% Class B           $ 21.69               --                --           --          2.61%
         Highest contract charge 1.90% Class B          $ 17.35               --                --           --          1.17%
         All contract charges                                --           18,923        $  295,751         3.88%           --
  2005   Lowest contract charge 0.50% Class B           $ 21.14               --                --           --          0.73%
         Highest contract charge 1.90% Class B          $ 17.15               --                --           --        (0.68)%
         All contract charges                                --           20,170        $  320,909         3.41%           --
EQ/International Core PLUS
--------------------------
         Unit Value 1.30% to 1.70%*
  2009   Lowest contract charge 1.30% Class A (t)       $ 10.07               --                --           --          0.00%
         Highest contract charge 1.70% Class A (t)      $ 10.07               --                --           --          0.10%
         All contract charges                                --               --                 -         3.14%
EQ/International Core PLUS
--------------------------
         Unit Value 0.50% to 1.90%*
  2009   Lowest contract charge 0.50% Class B           $ 13.14               --                --           --         34.62%
         Highest contract charge 1.90% Class B          $ 11.29               --                --           --         32.72%
         All contract charges                                --           59,216        $  769,256         3.14%
  2008   Lowest contract charge 0.50% Class B           $  9.76               --                --           --       (45.11)%
         Highest contract charge 1.90% Class B          $  8.51               --                --           --       (45.90)%
         All contract charges                                --           57,050        $  554,312         1.49%
  2007   Lowest contract charge 0.50% Class B           $ 17.78               --                --           --         14.64%
         Highest contract charge 1.90% Class B          $ 15.73               --                --           --         13.08%
         All contract charges                                             57,566        $1,024,304         0.39%

                                     FSA-112

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

Notes to Financial Statements (Continued)

December 31, 2009


8. Accumulation Unit Values (Continued)

   Shown below is accumulation unit value information for units outstanding throughout the periods indicated.

                                                                              Years Ended December 31,
                                                     --------------------------------------------------------------------------
                                                                    Units Outstanding   Net Assets     Investment       Total
                                                      Units value         (000s)          (000s)     Income ratio**   Return***
                                                     ------------- ------------------- ------------ ---------------- ----------
EQ/International Core PLUS (Continued)
--------------------------------------
  2006   Lowest contract charge 0.50% Class B           $ 15.51               --               --            --          18.65%
         Highest contract charge 1.90% Class B          $ 13.91               --               --            --          16.99%
         All contract charges                                --           62,676        $ 973,881          1.38%            --
  2005   Lowest contract charge 0.50% Class B           $ 13.07               --               --            --          16.51%
         Highest contract charge 1.90% Class B          $ 11.89               --               --            --          14.91%
         All contract charges                                --           56,000        $ 728,289          1.54%            --
EQ/International Growth
-----------------------
         Unit Value 1.30% to 1.70%*
  2009   Lowest contract charge 1.30% Class A (t)       $ 10.18               --               --            --           0.30%
         Highest contract charge 1.70% Class A (t)      $ 10.18               --               --            --           0.39%
         All contract charges                                --               --        $       3          1.27%
EQ/International Growth
-----------------------
         Unit Value 0.50% to 1.90%*
  2009   Lowest contract charge 0.50% Class B (a)       $ 13.56               --               --            --          36.59%
         Highest contract charge 1.90% Class B (a)      $ 12.70               --               --            --          34.63%
         All contract charges                                --           25,119        $ 272,003          1.27%
  2008   Lowest contract charge 0.50% Class B (a)       $  9.93               --               --            --        (40.61)%
         Highest contract charge 1.90% Class B (a)      $  9.43               --               --            --        (41.43)%
         All contract charges                                --           20,631        $ 168,007          0.99%
  2007   Lowest contract charge 0.50% Class B (a)       $ 16.72               --               --            --          15.63%
         Highest contract charge 1.90% Class B (a)      $ 16.10               --               --            --          14.02%
         All contract charges                                             16,401        $ 237,725          0.72%
  2006   Lowest contract charge 0.50% Class B (a)       $ 14.46               --               --            --          25.01%
         Highest contract charge 1.90% Class B (a)      $ 14.12               --               --            --          23.26%
         All contract charges                                --            6,096        $  83,819          1.21%            --
  2005   Lowest contract charge 0.50% Class B (a)       $ 11.56               --               --            --          15.64%
         Highest contract charge 1.90% Class B (a)      $ 11.46               --               --            --          14.56%
         All contract charges                                --            1,394        $  16,015          2.07%            --
EQ/JPMorgan Value Opportunities
-------------------------------
         Unit Value 1.30% to 1.70%*
  2009   Lowest contract charge 1.30% Class A (t)       $ 10.26               --               --            --           0.00%
         Highest contract charge 1.70% Class A (t)      $ 10.26               --               --            --           0.10%
         All contract charges                                --               --               --          1.48%
EQ/JPMorgan Value Opportunities
-------------------------------
         Unit Value 0.50% to 1.90%*
  2009   Lowest contract charge 0.50% Class B           $ 13.54               --               --            --          31.69%
         Highest contract charge 1.90% Class B          $ 11.31               --               --            --          29.73%
         All contract charges                                --           22,028        $ 258,292          1.48%
  2008   Lowest contract charge 0.50% Class B           $ 10.28               --               --            --        (40.09)%
         Highest contract charge 1.90% Class B          $  8.72               --               --            --        (40.88)%
         All contract charges                                --           23,322        $ 210,531          1.78%
  2007   Lowest contract charge 0.50% Class B           $ 17.16               --               --            --         (1.72)%
         Highest contract charge 1.90% Class B          $ 14.75               --               --            --         (3.09)%
         All contract charges                                             27,538        $ 419,788          1.32%
  2006   Lowest contract charge 0.50% Class B           $ 17.46               --               --            --          19.78%
         Highest contract charge 1.90% Class B          $ 15.22               --               --            --          18.10%
         All contract charges                                --           31,332        $ 492,862          4.27%            --
  2005   Lowest contract charge 0.50% Class B           $ 14.58               --               --            --           3.41%
         Highest contract charge 1.90% Class B          $ 12.89               --               --            --           1.95%
         All contract charges                                --           35,102        $ 468,128          1.50%            --

                                     FSA-113

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

Notes to Financial Statements (Continued)

December 31, 2009


8. Accumulation Unit Values (Continued)

   Shown below is accumulation unit value information for units outstanding throughout the periods indicated.

                                                                              Years Ended December 31,
                                                     --------------------------------------------------------------------------
                                                                    Units Outstanding   Net Assets     Investment       Total
                                                      Units value         (000s)          (000s)     Income ratio**   Return***
                                                     ------------- ------------------- ------------ ---------------- ----------
EQ/Large Cap Core PLUS
-----------------------
         Unit Value 0.50% to 1.90%*
  2009   Lowest contract charge 0.50% Class B          $  9.18                --               --            --          25.95%
         Highest contract charge 1.90% Class B         $  7.86                --               --            --          24.11%
         All contract charges                               --            17,342        $ 153,764          4.38%
  2008   Lowest contract charge 0.50% Class B          $  7.29                --               --            --        (37.75)%
         Highest contract charge 1.90% Class B         $  6.33                --               --            --        (38.60)%
         All contract charges                               --            18,391        $ 129,337          0.34%
  2007   Lowest contract charge 0.50% Class B          $ 11.71                --               --            --           3.35%
         Highest contract charge 1.90% Class B         $ 10.31                --               --            --           1.88%
         All contract charges                                             21,585        $ 243,826          1.14%
  2006   Lowest contract charge 0.50% Class B          $ 11.33                --               --            --          12.38%
         Highest contract charge 1.90% Class B         $ 10.12                --               --            --          10.80%
         All contract charges                               --            26,152        $ 286,441          0.84%            --
  2005   Lowest contract charge 0.50% Class B          $ 10.08                --               --            --           6.66%
         Highest contract charge 1.90% Class B         $  9.13                --               --            --           5.16%
         All contract charges                               --            30,163        $ 294,159          0.49%            --
EQ/Large Cap Growth Index
-------------------------
         Unit Value 1.30% to 1.70%*
  2009   Lowest contract charge 1.30% Class A (t)      $ 10.39                --               --            --           0.97%
         Highest contract charge 1.70% Class A (t)     $ 10.38                --               --            --           0.97%
         All contract charges                               --                --               --          2.14%
EQ/Large Cap Growth Index
-------------------------
         Unit Value 0.50% to 1.90%*
  2009   Lowest contract charge 0.50% Class B          $  7.28                --               --            --          35.53%
         Highest contract charge 1.90% Class B         $  6.26                --               --            --          33.67%
         All contract charges                               --            39,652        $ 317,224          2.14%
  2008   Lowest contract charge 0.50% Class B          $  5.37                --               --            --        (36.60)%
         Highest contract charge 1.90% Class B         $  4.68                --               --            --        (37.52)%
         All contract charges                               --            41,922        $ 248,887          0.14%
  2007   Lowest contract charge 0.50% Class B          $  8.47                --               --            --          13.39%
         Highest contract charge 1.90% Class B         $  7.49                --               --            --          11.79%
         All contract charges                                             45,255        $ 411,124            --
  2006   Lowest contract charge 0.50% Class B          $  7.47                --               --            --         (1.04)%
         Highest contract charge 1.90% Class B         $  6.70                --               --            --         (2.43)%
         All contract charges                               --            49,049        $ 384,363            --             --
  2005   Lowest contract charge 0.50% Class B          $  7.55                --               --            --          14.36%
         Highest contract charge 1.90% Class B         $  6.86                --               --            --          12.75%
         All contract charges                               --            53,599        $ 409,334            --             --
EQ/Large Cap Growth PLUS
------------------------
         Unit Value 1.30% to 1.70%*
  2009   Lowest contract charge 1.30% Class A (t)      $ 10.28                --               --            --           0.69%
         Highest contract charge 1.70% Class A (t)     $ 10.27                --               --            --           0.59%
         All contract charges                               --                --               --          1.31%
EQ/Large Cap Growth PLUS
------------------------
         Unit Value 0.50% to 1.90%*
  2009   Lowest contract charge 0.50% Class B          $ 15.55                --               --            --          34.19%
         Highest contract charge 1.90% Class B         $ 13.00                --               --            --          32.35%
         All contract charges                               --            19,454        $ 252,641          1.31%
  2008   Lowest contract charge 0.50% Class B          $ 11.59                --               --            --        (38.55)%
         Highest contract charge 1.90% Class B         $  9.82                --               --            --        (39.42)%
         All contract charges                               --            19,719        $ 193,193          0.11%
  2007   Lowest contract charge 0.50% Class B          $ 18.86                --               --            --          15.07%
         Highest contract charge 1.90% Class B         $ 16.21                --               --            --          13.36%
         All contract charges                                             22,503        $ 363,276          0.41%

                                     FSA-114

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

Notes to Financial Statements (Continued)

December 31, 2009


8. Accumulation Unit Values (Continued)

   Shown below is accumulation unit value information for units outstanding throughout the periods indicated.

                                                                              Years Ended December 31,
                                                     --------------------------------------------------------------------------
                                                                    Units Outstanding   Net Assets     Investment       Total
                                                      Units value         (000s)          (000s)     Income ratio**   Return***
                                                     ------------- ------------------- ------------ ---------------- ----------
EQ/Large Cap Growth PLUS (Continued)
------------------------------------
  2006   Lowest contract charge 0.50% Class B           $ 16.39               --                 --         --            7.24%
         Highest contract charge 1.90% Class B          $ 14.30               --                 --         --            5.74%
         All contract charges                                --           18,659        $   269,728         --              --
  2005   Lowest contract charge 0.50% Class B           $ 15.29               --                 --         --            8.48%
         Highest contract charge 1.90% Class B          $ 13.52               --                 --         --            6.96%
         All contract charges                                --           19,808        $   272,973         --              --
EQ/Large Cap Value Index
------------------------
         Unit Value 1.30% to 1.70%*
  2009   Lowest contract charge 1.30% Class A (t)       $ 10.24               --                 --         --          (0.10)%
         Highest contract charge 1.70% Class A (t)      $ 10.24               --                 --         --            0.00%
         All contract charges                                --               --                 --       9.15%
EQ/Large Cap Value Index
------------------------
         Unit Value 0.50% to 1.90%*
  2009   Lowest contract charge 0.50% Class B (b)       $  5.42               --                 --         --           18.55%
         Highest contract charge 1.90% Class B (b)      $  5.10               --                 --         --           17.01%
         All contract charges                                --           19,764        $   102,573       9.15%
  2008   Lowest contract charge 0.50% Class B (b)       $  4.57               --                 --         --         (56.93)%
         Highest contract charge 1.90% Class B (b)      $  4.36               --                 --         --         (57.59)%
         All contract charges                                --           16,998        $    75,141       1.37%
  2007   Lowest contract charge 0.50% Class B (b)       $ 10.61                                                         (6.35)%
         Highest contract charge 1.90% Class B (b)      $ 10.28                                                         (7.72)%
         All contract charges                                             17,409        $   180,500       0.00%
  2006   Lowest contract charge 0.50% Class B (b)       $ 11.33               --                 --         --            6.30%
         Highest contract charge 1.90% Class B (b)      $ 11.14               --                 --         --            4.81%
         All contract charges                                --           15,831        $   177,206       0.05%             --
  2005   Lowest contract charge 0.50% Class B (b)       $ 10.66               --                 --         --            6.62%
         Highest contract charge 1.90% Class B (b)      $ 10.63               --                 --         --            6.26%
         All contract charges                                --            2,464        $    26,219       0.13%             --
EQ/Large Cap Value PLUS
-----------------------
         Unit Value 1.30% to 1.70%*
  2009   Lowest contract charge 1.30% Class A (t)       $ 10.24               --                 --         --            0.00%
         Highest contract charge 1.70% Class A (t)      $ 10.23               --                 --         --          (0.10)%
         All contract charges                                --               --                  -       2.14%
EQ/Large Cap Value PLUS (g)
---------------------------
         Unit Value 0.50% to 1.90%*
  2009   Lowest contract charge 0.50% Class B           $ 12.44               --                 --         --           19.87%
         Highest contract charge 1.90% Class B          $ 10.50               --                 --         --           18.20%
         All contract charges                                --          114,911        $ 1,181,003       2.14%
  2008   Lowest contract charge 0.50% Class B           $ 10.38               --                 --         --         (43.62)%
         Highest contract charge 1.90% Class B          $  8.88               --                 --         --         (44.43)%
         All contract charges                                --          128,632        $ 1,114,977       2.84%
  2007   Lowest contract charge 0.50% Class B           $ 18.41               --                 --         --          (5.05)%
         Highest contract charge 1.90% Class B          $ 15.98               --                 --         --          (6.39)%
         All contract charges                                            150,945        $ 2,349,958       1.61%
  2006   Lowest contract charge 0.50% Class B           $ 19.39               --                 --         --           20.78%
         Highest contract charge 1.90% Class B          $ 17.07               --                 --         --           19.09%
         All contract charges                                --          110,933        $ 1,850,638       1.64%             --
  2005   Lowest contract charge 0.50% Class B           $ 16.05               --                 --         --            4.91%
         Highest contract charge 1.90% Class B          $ 14.33               --                 --         --            3.44%
         All contract charges                                --          101,618        $ 1,439,640       1.18%             --

                                     FSA-115

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

Notes to Financial Statements (Continued)

December 31, 2009


8. Accumulation Unit Values (Continued)

   Shown below is accumulation unit value information for units outstanding throughout the periods indicated.

                                                                              Years Ended December 31,
                                                     --------------------------------------------------------------------------
                                                                    Units Outstanding   Net Assets     Investment       Total
                                                      Units value         (000s)          (000s)     Income ratio**   Return***
                                                     ------------- ------------------- ------------ ---------------- ----------
EQ/Lord Abbett Growth and Income
--------------------------------
         Unit Value 0.50% to 1.90%*
  2009   Lowest contract charge 0.50% Class B (a)      $  9.49               --                --           --           17.49%
         Highest contract charge 1.90% Class B (a)     $  8.89               --                --           --           15.84%
         All contract charges                               --           12,954        $  117,413         0.74%
  2008   Lowest contract charge 0.50% Class B (a)      $  8.08               --                --           --         (36.88)%
         Highest contract charge 1.90% Class B (a)     $  7.67               --                --           --         (37.74)%
         All contract charges                               --           12,007        $   93,540         1.55%
  2007   Lowest contract charge 0.50% Class B (a)      $ 12.80               --                --           --            2.98%
         Highest contract charge 1.90% Class B (a)     $ 12.32               --                --           --            1.48%
         All contract charges                                            11,815        $  147,275         1.13%
  2006   Lowest contract charge 0.50% Class B (a)      $ 12.43               --                --           --           16.63%
         Highest contract charge 1.90% Class B (a)     $ 12.14               --                --           --           14.99%
         All contract charges                               --           11,071        $  135,386         1.21%             --
  2005   Lowest contract charge 0.50% Class B (a)      $ 10.66               --                --           --            6.59%
         Highest contract charge 1.90% Class B (a)     $ 10.56               --                --           --            5.59%
         All contract charges                               --            3,072        $   32,532         1.42%             --
EQ/Lord Abbett Large Cap Core
-----------------------------
         Unit Value 0.50% to 1.90%*
  2009   Lowest contract charge 0.50% Class B (a)      $ 11.25               --                --           --           24.86%
         Highest contract charge 1.90% Class B (a)     $ 10.53               --                --           --           23.16%
         All contract charges                               --           14,412        $  154,971         0.68%
  2008   Lowest contract charge 0.50% Class B (a)      $  9.01               --                --           --         (31.27)%
         Highest contract charge 1.90% Class B (a)     $  8.55               --                --           --         (32.30)%
         All contract charges                               --            9,794        $   85,138         1.16%
  2007   Lowest contract charge 0.50% Class B (a)      $ 13.11               --                --           --           10.08%
         Highest contract charge 1.90% Class B (a)     $ 12.63               --                --           --            8.60%
         All contract charges                                             6,105        $   78,014         0.80%
  2006   Lowest contract charge 0.50% Class B (a)      $ 11.91               --                --           --           12.13%
         Highest contract charge 1.90% Class B (a)     $ 11.63               --                --           --           10.56%
         All contract charges                               --            4,229        $   49,544         1.21%             --
  2005   Lowest contract charge 0.50% Class B (a)      $ 10.62               --                --           --            6.21%
         Highest contract charge 1.90% Class B (a)     $ 10.52               --                --           --            5.22%
         All contract charges                               --            2,022        $   21,339         0.84%             --
EQ/Mid Cap Index
----------------
         Unit Value 1.30% to 1.70%*
  2009   Lowest contract charge 1.30% Class A (t)      $ 10.51               --                --           --            1.45%
         Highest contract charge 1.70% Class A (t)     $ 10.50               --                --           --            1.45%
         All contract charges                               --               --                --         1.09%
EQ/Mid Cap Index
----------------
         Unit Value 0.50% to 1.90%*
  2009   Lowest contract charge 0.50% Class B          $  9.99               --                --           --           35.67%
         Highest contract charge 1.90% Class B         $  8.75               --                --           --           33.76%
         All contract charges                               --           65,727        $  652,650         1.09%
  2008   Lowest contract charge 0.50% Class B          $  7.36               --                --           --         (49.55)%
         Highest contract charge 1.90% Class B         $  6.54               --                --           --         (50.27)%
         All contract charges                               --           67,946        $  500,886         0.89%
  2007   Lowest contract charge 0.50% Class B          $ 14.59               --                --           --            7.44%
         Highest contract charge 1.90% Class B         $ 13.15               --                --           --            5.96%
         All contract charges                                            70,501        $1,035,525         0.00%
  2006   Lowest contract charge 0.50% Class B          $ 13.58               --                --           --           10.97%
         Highest contract charge 1.90% Class B         $ 12.41               --                --           --            9.41%
         All contract charges                               --           72,246        $  989,519         3.28%             --

                                     FSA-116

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

Notes to Financial Statements (Continued)

December 31, 2009


8. Accumulation Unit Values (Continued)

   Shown below is accumulation unit value information for units outstanding throughout the periods indicated.

                                                                              Years Ended December 31,
                                                     --------------------------------------------------------------------------
                                                                    Units Outstanding   Net Assets     Investment       Total
                                                      Units value         (000s)          (000s)     Income ratio**   Return***
                                                     ------------- ------------------- ------------ ---------------- ----------
EQ/Mid Cap Index (Continued)
----------------------------
  2005   Lowest contract charge 0.50% Class B           $ 12.23               --                 --         --            5.84%
         Highest contract charge 1.90% Class B          $ 11.35               --                 --         --            4.35%
         All contract charges                                --           70,729        $   867,602       7.65%             --
EQ/Mid Cap Value PLUS
---------------------
         Unit Value 1.30% to 1.70%*
  2009   Lowest contract charge 1.30% Class A (t)       $ 10.51               --                 --         --            1.06%
         Highest contract charge 1.70% Class A (t)      $ 10.50               --                 --         --            1.06%
         All contract charges                                --               --                 --       1.69%
EQ/Mid Cap Value PLUS (i) (j) (k)
---------------------------------
         Unit Value 0.50% to 1.90%*
  2009   Lowest contract charge 0.50% Class B           $ 15.18               --                 --         --           35.14%
         Highest contract charge 1.90% Class B          $ 12.68               --                 --         --           33.22%
         All contract charges                                --           88,122        $ 1,102,630       1.69%
  2008   Lowest contract charge 0.50% Class B           $ 11.23               --                 --         --         (39.85)%
         Highest contract charge 1.90% Class B          $  9.52               --                 --         --         (40.69)%
         All contract charges                                --           41,940        $   400,022       1.38%
  2007   Lowest contract charge 0.50% Class B           $ 18.67               --                 --         --          (2.10)%
         Highest contract charge 1.90% Class B          $ 16.05               --                 --         --          (3.49)%
         All contract charges                                             50,595        $   811,824       0.97%
  2006   Lowest contract charge 0.50% Class B           $ 19.07               --                 --         --           11.92%
         Highest contract charge 1.90% Class B          $ 16.63               --                 --         --           10.35%
         All contract charges                                --           57,023        $   948,678       0.31%             --
  2005   Lowest contract charge 0.50% Class B           $ 17.04               --                 --         --           10.77%
         Highest contract charge 1.90% Class B          $ 15.07               --                 --         --            9.21%
         All contract charges                                --           54,946        $   832,305       4.89%             --
EQ/Money Market
---------------
         Unit Value 1.30% to 1.70%*
  2009   Lowest contract charge 1.30% Class A (t)       $  9.99               --                 --         --            0.00%
         Highest contract charge 1.70% Class A (t)      $  9.98               --                 --         --          (0.10)%
         All contract charges                                --               22        $       215       0.00%
EQ/Money Market
---------------
         Unit Value 0.00% to 1.90%*
  2009   Lowest contract charge 0.00% Class B           $ 44.43               --                 --         --          (0.01)%
         Highest contract charge 1.90% Class B          $ 25.74               --                 --         --          (1.90)%
         All contract charges                                --           60,968        $   941,402         --
  2008   Lowest contract charge 0.00% Class B           $ 44.43               --                 --         --            2.11%
         Highest contract charge 1.90% Class B          $ 26.24               --                 --         --            0.15%
         All contract charges                                --           90,924        $ 1,493,712       1.93%
  2007   Lowest contract charge 0.00% Class B           $ 43.51               --                 --         --            4.72%
         Highest contract charge 1.90% Class B          $ 26.20               --                 --         --            2.70%
         All contract charges                                             45,468        $   851,459       4.59%
  2006   Lowest contract charge 0.00% Class B           $ 41.55               --                 --         --            4.48%
         Highest contract charge 1.90% Class B          $ 25.51               --                 --         --            2.51%
         All contract charges                                --           33,332        $   612,694       4.41%             --
  2005   Lowest contract charge 0.00% Class B           $ 39.77               --                 --         --            2.62%
         Highest contract charge 1.90% Class B          $ 24.88               --                 --         --            0.68%
         All contract charges                                --           24,414        $   483,274       2.57%             --
EQ/Montag & Caldwell Growth
---------------------------
         Unit Value 1.30% to 1.70%*
  2009   Lowest contract charge 1.30% Class A (t)       $ 10.28               --                 --         --            0.98%
         Highest contract charge 1.70% Class A (t)      $ 10.27               --                 --         --            0.98%
         All contract charges                                --                1        $         6       0.38%

                                     FSA-117

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

Notes to Financial Statements (Continued)

December 31, 2009


8. Accumulation Unit Values (Continued)

   Shown below is accumulation unit value information for units outstanding throughout the periods indicated.

                                                                              Years Ended December 31,
                                                     --------------------------------------------------------------------------
                                                                    Units Outstanding   Net Assets     Investment       Total
                                                      Units value         (000s)          (000s)     Income ratio**   Return***
                                                     ------------- ------------------- ------------ ---------------- ----------
EQ/Montag & Caldwell Growth
---------------------------
         Unit Value 0.50% to 1.90%*
  2009   Lowest contract charge 0.50% Class B          $  5.45                --               --           --           29.18%
         Highest contract charge 1.90% Class B         $  4.66                --               --           --           27.29%
         All contract charges                               --            41,296        $ 172,778         0.38%
  2008   Lowest contract charge 0.50% Class B          $  4.22                --               --           --         (33.23)%
         Highest contract charge 1.90% Class B         $  3.66                --               --           --         (34.17)%
         All contract charges                               --            43,561        $ 143,894         0.26%
  2007   Lowest contract charge 0.50% Class B          $  6.32                --               --           --           20.15%
         Highest contract charge 1.90% Class B         $  5.56                --               --           --           18.55%
         All contract charges                                             18,657        $ 100,498         0.37%
  2006   Lowest contract charge 0.50% Class B          $  5.26                --               --           --            7.41%
         Highest contract charge 1.90% Class B         $  4.69                --               --           --            5.90%
         All contract charges                               --             6,440        $  30,006         0.21%             --
  2005   Lowest contract charge 0.50% Class B          $  4.90                --               --           --            4.88%
         Highest contract charge 1.90% Class B         $  4.43                --               --           --            3.41%
         All contract charges                               --             4,693        $  21,467         0.44%             --
EQ/Mutual Large Cap Equity
--------------------------
         Unit Value 1.30% to 1.70%*
  2009   Lowest contract charge 1.30% Class A (t)      $ 10.24                --               --           --            0.49%
         Highest contract charge 1.70% Class A (t)     $ 10.24                --               --           --            0.49%
         All contract charges                               --                --               --         0.18%
EQ/Mutual Large Cap Equity
--------------------------
         Unit Value 0.50% to 1.90%*
  2009   Lowest contract charge 0.50% Class B (c)      $  8.33                --               --           --           24.48%
         Highest contract charge 1.90% Class B (c)     $  7.95                --               --           --           22.81%
         All contract charges                               --            29,595        $ 238,330         0.18%
  2008   Lowest contract charge 0.50% Class B (c)      $  6.69                --               --           --         (38.40)%
         Highest contract charge 1.90% Class B (c)     $  6.47                --               --           --         (39.31)%
         All contract charges                               --            31,398        $ 205,168         3.61%
  2007   Lowest contract charge 0.50% Class B (c)      $ 10.86                --               --           --            1.12%
         Highest contract charge 1.90% Class B (c)     $ 10.66                --               --           --          (0.28)%
         All contract charges                                             32,835        $ 351,879         0.00%
  2006   Lowest contract charge 0.50% Class B (c)      $ 10.74                --               --           --            7.38%
         Highest contract charge 1.90% Class B (c)     $ 10.69                --               --           --            6.92%
         All contract charges                               --             7,714        $  82,586         0.39%             --
EQ/Oppenheimer Global
---------------------
         Unit Value 1.30% to 1.70%*
  2009   Lowest contract charge 1.30% Class A (t)      $ 10.18                --               --           --            0.00%
         Highest contract charge 1.70% Class A (t)     $ 10.18                --               --           --            0.00%
         All contract charges                               --                 1        $       7         0.66%
EQ/Oppenheimer Global
---------------------
         Unit Value 0.50% to 1.90%*
  2009   Lowest contract charge 0.50% Class B (c)      $  9.51                --               --           --           37.88%
         Highest contract charge 1.90% Class B (c)     $  9.08                --               --           --           35.88%
         All contract charges                               --            17,703        $ 162,900         0.66%
  2008   Lowest contract charge 0.50% Class B (c)      $  6.90                --               --           --         (41.03)%
         Highest contract charge 1.90% Class B (c)     $  6.68                --               --           --         (41.81)%
         All contract charges                               --            13,246        $  89,280         1.29%
  2007   Lowest contract charge 0.50% Class B (c)      $ 11.70                --               --           --            5.22%
         Highest contract charge 1.90% Class B (c)     $ 11.48                --               --           --            3.70%
         All contract charges                                              9,648        $ 111,407         0.39%
  2006   Lowest contract charge 0.50% Class B (c)      $ 11.12                --               --           --           11.23%
         Highest contract charge 1.90% Class B (c)     $ 11.07                --               --           --           10.75%
         All contract charges                               --             1,756        $  19,483         0.07%             --

                                     FSA-118

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

Notes to Financial Statements (Continued)

December 31, 2009


8. Accumulation Unit Values (Continued)

   Shown below is accumulation unit value information for units outstanding throughout the periods indicated.

                                                                              Years Ended December 31,
                                                     --------------------------------------------------------------------------
                                                                    Units Outstanding   Net Assets     Investment       Total
                                                      Units value         (000s)          (000s)     Income ratio**   Return***
                                                     ------------- ------------------- ------------ ---------------- ----------
EQ/PIMCO Ultra Short Bond
-------------------------
         Unit Value 1.30% to 1.70%*
  2009   Lowest contract charge 1.30% Class A (t)      $  9.99                --                --          --          (0.10)%
         Highest contract charge 1.70% Class A (t)     $  9.98                --                --          --          (0.10)%
         All contract charges                               --                 9                90        1.17%
EQ/PIMCO Ultra Short Bond (l) (m)
---------------------------------
         Unit Value 0.50% to 1.90%*
  2009   Lowest contract charge 0.50% Class B (a)      $ 11.36                --                --          --            7.45%
         Highest contract charge 1.90% Class B (a)     $ 10.63                --                --          --            5.99%
         All contract charges                               --           132,946       $ 1,414,881        1.17%
  2008   Lowest contract charge 0.50% Class B (a)      $ 10.57                --                --          --          (4.52)%
         Highest contract charge 1.90% Class B (a)     $ 10.03                --                --          --          (5.91)%
         All contract charges                               --            91,323       $   917,805        3.21%
  2007   Lowest contract charge 0.50% Class B (a)      $ 11.07                --                --          --           10.92%
         Highest contract charge 1.90% Class B (a)     $ 10.66                --                --          --            9.33%
         All contract charges                                             45,578       $   486,803        3.07%
  2006   Lowest contract charge 0.50% Class B (a)      $  9.98                --                --          --          (0.11)%
         Highest contract charge 1.90% Class B (a)     $  9.75                --                --          --          (1.51)%
         All contract charges                               --            31,108       $   304,380        4.98%             --
  2005   Lowest contract charge 0.50% Class B (a)      $  9.99                --                --          --          (0.09)%
         Highest contract charge 1.90% Class B (a)     $  9.90                --                --          --          (1.02)%
         All contract charges                               --            15,284       $   151,723        5.31%             --
EQ/Quality Bond PLUS (p)
------------------------
         Unit Value 0.50% to 1.90%*
  2009   Lowest contract charge 0.50% Class B          $ 18.73                --                --          --            5.54%
         Highest contract charge 1.90% Class B         $ 14.88                --                --          --            4.06%
         All contract charges                               --            44,906       $   558,182        3.96%
  2008   Lowest contract charge 0.50% Class B          $ 17.75                --                --          --          (7.02)%
         Highest contract charge 1.90% Class B         $ 14.30                --                --          --          (8.33)%
         All contract charges                               --            26,466       $   326,277        5.04%
  2007   Lowest contract charge 0.50% Class B          $ 19.09                --                --          --            4.03%
         Highest contract charge 1.90% Class B         $ 15.60                --                --          --            2.56%
         All contract charges                                             28,944       $   393,130        4.95%
  2006   Lowest contract charge 0.50% Class B          $ 18.35                --                --          --            3.30%
         Highest contract charge 1.90% Class B         $ 15.21                --                --          --            1.85%
         All contract charges                               --            27,600       $   371,451        4.04%             --
  2005   Lowest contract charge 0.50% Class B          $ 17.77                --                --          --            1.49%
         Highest contract charge 1.90% Class B         $ 14.94                --                --          --            0.07%
         All contract charges                               --            25,641       $   349,668        3.92%             --
EQ/Small Company Index
----------------------
         Unit Value 1.30% to 1.70%*
  2009   Lowest contract charge 1.30% Class A (t)      $ 10.76                --                --          --            2.57%
         Highest contract charge 1.70% Class A (t)     $ 10.76                --                --          --            2.57%
         All contract charges                               --                 1       $        11        1.55%
EQ/Small Company Index (r)
--------------------------
         Unit Value 0.50% to 1.90%*
  2009   Lowest contract charge 0.50% Class B          $ 14.88                --                --          --           25.54%
         Highest contract charge 1.90% Class B         $ 12.55                --                --          --           23.76%
         All contract charges                               --            36,011       $   440,098        1.55%
  2008   Lowest contract charge 0.50% Class B          $ 11.85                --                --          --         (34.49)%
         Highest contract charge 1.90% Class B         $ 10.14                --                --          --         (35.41)%
         All contract charges                               --            28,477       $   282,432        0.85%
  2007   Lowest contract charge 0.50% Class B          $ 18.09                --                --          --          (2.32)%
         Highest contract charge 1.90% Class B         $ 15.70                --                --          --          (3.68)%
         All contract charges                                             28,985       $   444,440        1.31%

                                     FSA-119

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

Notes to Financial Statements (Continued)

December 31, 2009


8. Accumulation Unit Values (Continued)

   Shown below is accumulation unit value information for units outstanding throughout the periods indicated.

                                                                              Years Ended December 31,
                                                     --------------------------------------------------------------------------
                                                                    Units Outstanding   Net Assets     Investment       Total
                                                      Units value         (000s)          (000s)     Income ratio**   Return***
                                                     ------------- ------------------- ------------ ---------------- ----------
EQ/Small Company Index (r) (Continued)
--------------------------------------
  2006   Lowest contract charge 0.50% Class B           $ 18.52               --               --           --           17.12%
         Highest contract charge 1.90% Class B          $ 16.30               --               --           --           15.48%
         All contract charges                                --           29,757        $ 475,296         1.32%             --
  2005   Lowest contract charge 0.50% Class B           $ 15.81               --               --           --            3.74%
         Highest contract charge 1.90% Class B          $ 14.12               --               --           --            2.28%
         All contract charges                                --           26,002        $ 364,087         1.15%             --
EQ/T. Rowe Price Growth Stock
-----------------------------
         Unit Value 1.30% to 1.70%*
  2009   Lowest contract charge 1.30% Class A (t)       $ 10.35               --               --           --            1.67%
         Highest contract charge 1.70% Class A (t)      $ 10.34               --               --           --            1.57%
         All contract charges                                --                3        $      38           --
EQ/T. Rowe Price Growth Stock (e)
---------------------------------
         Unit Value 0.50% to 1.90%*
  2009   Lowest contract charge 0.50% Class B           $ 16.84               --               --           --           41.96%
         Highest contract charge 1.90% Class B          $ 12.43               --               --           --           39.94%
         All contract charges                                --           27,386        $ 313,026           --
  2008   Lowest contract charge 0.50% Class B           $ 11.86               --               --           --         (42.51)%
         Highest contract charge 1.90% Class B          $  8.88               --               --           --         (43.33)%
         All contract charges                                --           19,024        $ 167,244           --
  2007   Lowest contract charge 0.50% Class B           $ 20.63               --               --           --            6.67%
         Highest contract charge 1.90% Class B          $ 15.67               --               --           --            5.24%
         All contract charges                                             17,951        $ 291,072         0.13%
  2006   Lowest contract charge 0.50% Class B           $ 19.34               --               --           --          (4.49)%
         Highest contract charge 1.90% Class B          $ 14.89               --               --           --          (5.83)%
         All contract charges                                --            3,277        $  51,291           --              --
  2005   Lowest contract charge 0.50% Class B           $ 20.25               --               --           --            3.47%
         Highest contract charge 1.90% Class B          $ 15.82               --               --           --            2.02%
         Unit Value 0.50% to 1.90%*                          --            2,742        $  47,015           --              --
EQ/Templeton Global Equity
--------------------------
         Unit Value 1.30% to 1.70%*
  2009   Lowest contract charge 1.30% Class A (t)       $ 10.17               --               --           --            0.10%
         Highest contract charge 1.70% Class A (t)      $ 10.17               --               --           --            0.10%
         All contract charges                                --               --        $       3         1.50%
EQ/Templeton Global Equity
--------------------------
         Unit Value 0.50% to 1.90%*
  2009   Lowest contract charge 0.50% Class B (c)       $  8.35               --               --           --           29.41%
         Highest contract charge 1.90% Class B (c)      $  7.96               --               --           --           27.63%
         All contract charges                                --           22,755        $ 183,693         1.50%
  2008   Lowest contract charge 0.50% Class B (c)       $  6.45               --               --           --         (41.15)%
         Highest contract charge 1.90% Class B (c)      $  6.24               --               --           --         (41.95)%
         All contract charges                                --           23,768        $ 149,788         1.56%
  2007   Lowest contract charge 0.50% Class B (c)       $ 10.96               --               --           --            1.58%
         Highest contract charge 1.90% Class B (c)      $ 10.75               --               --           --            0.09%
         All contract charges                                             26,167        $ 282,910         0.63%
  2006   Lowest contract charge 0.50% Class B (c)       $ 10.79               --               --           --            7.86%
         Highest contract charge 1.90% Class B (c)      $ 10.74               --               --           --            7.39%
         All contract charges                                --            6,220        $  66,882         0.46%             --
EQ/UBS Growth and Income
------------------------
         Unit Value 0.50% to 1.90%*
  2009   Lowest contract charge 0.50% Class B           $  5.30               --               --           --           31.90%
         Highest contract charge 1.90% Class B          $  4.53               --               --           --           29.83%
         All contract charges                                --           16,033        $  63,781         0.85%

                                     FSA-120

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

Notes to Financial Statements (Continued)

December 31, 2009


8. Accumulation Unit Values (Continued)

   Shown below is accumulation unit value information for units outstanding throughout the periods indicated.

                                                                              Years Ended December 31,
                                                     --------------------------------------------------------------------------
                                                                    Units Outstanding   Net Assets     Investment       Total
                                                      Units value         (000s)          (000s)     Income ratio**   Return***
                                                     ------------- ------------------- ------------ ---------------- ----------
EQ/UBS Growth and Income (Continued)
------------------------------------
  2008   Lowest contract charge 0.50% Class B          $  4.02                --               --           --         (40.36)%
         Highest contract charge 1.90% Class B         $  3.49                --               --           --         (41.15)%
         All contract charges                               --            14,961        $  48,057         1.26%
  2007   Lowest contract charge 0.50% Class B          $  6.74                --               --           --            0.60%
         Highest contract charge 1.90% Class B         $  5.93                --               --           --          (0.67)%
         All contract charges                                             15,122        $  84,474         0.85%
  2006   Lowest contract charge 0.50% Class B          $  6.70                --               --           --           13.58%
         Highest contract charge 1.90% Class B         $  5.97                --               --           --           11.99%
         All contract charges                               --            11,683        $  70,569         0.90%             --
  2005   Lowest contract charge 0.50% Class B          $  5.90                --               --           --           8.46%
         Highest contract charge 1.90% Class B         $  5.33                --               --           --           6.94%
         All contract charges                               --             6,468        $  35,639         1.24%             --
EQ/Van Kampen Comstock
----------------------
         Unit Value 1.30% to 1.70%*
  2009   Lowest contract charge 1.30% Class A (t)      $ 10.21                --               --           --          (0.29)%
         Highest contract charge 1.70% Class A (t)     $ 10.21                --               --           --          (0.20)%
         All contract charges                               --                --        $       2         1.44%
EQ/Van Kampen Comstock
----------------------
         Unit Value 0.50% to 1.90%*
  2009   Lowest contract charge 0.50% Class B (a)      $  9.41                --               --           --           27.79%
         Highest contract charge 1.90% Class B (a)     $  8.80                --               --           --           25.94%
         All contract charges                               --            24,454        $ 219,381         1.44%
  2008   Lowest contract charge 0.50% Class B (a)      $  7.36                --               --           --         (37.25)%
         Highest contract charge 1.90% Class B (a)     $  6.99                --               --           --         (38.14)%
         All contract charges                               --            26,088        $ 185,024         1.98%
  2007   Lowest contract charge 0.50% Class B (a)      $ 11.73                --               --           --          (3.06)%
         Highest contract charge 1.90% Class B (a)     $ 11.30                --               --           --          (4.32)%
         All contract charges                                             25,019        $ 285,776         1.63%
  2006   Lowest contract charge 0.50% Class B (a)      $ 12.10                --               --           --           15.33%
         Highest contract charge 1.90% Class B (a)     $ 11.81                --               --           --           13.71%
         All contract charges                               --            21,516        $ 255,976         3.07%             --
  2005   Lowest contract charge 0.50% Class B (a)      $ 10.49                --               --           --            4.88%
         Highest contract charge 1.90% Class B (a)     $ 10.39                --               --           --            3.90%
         All contract charges                               --             9,231        $  96,174         2.07%             --
EQ/Van Kampen Mid Cap Growth
----------------------------
         Unit Value 1.30% to 1.70%*
  2009   Lowest contract charge 1.30% Class A (t)      $ 10.21                --               --           --            0.79%
         Highest contract charge 1.70% Class A (t)     $ 10.20                --               --           --            0.69%
         All contract charges                               --                 3        $      23         0.00%
EQ/Van Kampen Mid Cap Growth
----------------------------
         Unit Value 0.50% to 1.90%*
  2009   Lowest contract charge 0.50% Class B (a)      $ 13.50                --               --           --           56.21%
         Highest contract charge 1.90% Class B (a)     $ 12.63                --               --           --           54.06%
         All contract charges                               --            31,529        $ 406,393         0.00%
  2008   Lowest contract charge 0.50% Class B (a)      $  8.64                --               --           --         (47.57)%
         Highest contract charge 1.90% Class B (a)     $  8.20                --               --           --         (48.33)%
         All contract charges                               --            25,257        $ 210,339         0.00%
  2007   Lowest contract charge 0.50% Class B (a)      $ 16.48                --               --           --           21.80%
         Highest contract charge 1.90% Class B (a)     $ 15.87                --               --           --           20.14%
         All contract charges                                             19,555        $ 313,835         0.33%
  2006   Lowest contract charge 0.50% Class B (a)      $ 13.53                --               --           --            8.71%
         Highest contract charge 1.90% Class B (a)     $ 13.21                --               --           --            7.19%
         All contract charges                               --             8,738        $ 116,309         0.47%          `   --

                                     FSA-121

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

Notes to Financial Statements (Continued)

December 31, 2009


8. Accumulation Unit Values (Continued)

   Shown below is accumulation unit value information for units outstanding throughout the periods indicated.

                                                                              Years Ended December 31,
                                                     --------------------------------------------------------------------------
                                                                    Units Outstanding   Net Assets     Investment       Total
                                                      Units value         (000s)          (000s)     Income ratio**   Return***
                                                     ------------- ------------------- ------------ ---------------- ----------
EQ/Van Kampen Mid Cap Growth (Continued)
----------------------------------------
  2005   Lowest contract charge 0.50% Class B (a)       $ 12.44             --               --              --          24.44%
         Highest contract charge 1.90% Class B (a)      $ 12.33             --               --              --          23.28%
Fidelity(R) VIP Contrafund Portfolio
------------------------------------
         Unit Value 1.30% to 1.70%*
  2009   Lowest contract charge 1.30% Class B (t)       $ 10.37             --               --              --           0.78%
         Highest contract charge 1.70% Class B (t)      $ 10.37             --               --              --           0.78%
         All contract charges                                --              2             $ 18            0.00%
Fidelity(R) VIP Mid Cap Portfolio
---------------------------------
         Unit Value 1.30% to 1.70%*
  2009   Lowest contract charge 1.30% Class B (t)       $ 10.17             --               --              --           0.59%
         Highest contract charge 1.70% Class B (t)      $ 10.17             --               --              --           0.59%
         All contract charges                                --              1             $  6            0.00%
Fidelity(R) VIP Strategic Income Portfolio
------------------------------------------
         Unit Value 1.30% to 1.70%*
  2009   Lowest contract charge 1.30% Class B (t)       $ 10.14             --               --              --           0.10%
         Highest contract charge 1.70% Class B (t)      $ 10.13             --               --              --           0.00%
         All contract charges                                --              2             $ 23            0.00%
Franklin Strategic Income Securities Fund
-----------------------------------------
         Unit Value 1.30% to 1.70%*
  2009   Lowest contract charge 1.30% Class B (t)       $ 10.15             --               --              --           0.50%
         Highest contract charge 1.70% Class B (t)      $ 10.15             --               --              --           0.59%
         All contract charges                                --              5             $ 46              --
Goldman Sachs VIT Mid Cap Value Fund
------------------------------------
         Unit Value 1.30% to 1.70%*
  2009   Lowest contract charge 1.30% Class B (t)       $ 10.48             --               --              --           0.87%
         Highest contract charge 1.70% Class B (t)      $ 10.47             --               --              --           0.77%
         All contract charges                                --             --             $  3              --
Ivy Funds VIP Dividend Opportunities
------------------------------------
         Unit Value 1.30% to 1.70%*
  2009   Lowest contract charge 1.30% Class B (t)       $ 10.15             --               --              --           0.20%
         Highest contract charge 1.70% Class B (t)      $ 10.15             --               --              --           0.30%
         All contract charges                                --              1             $ 13              --
Ivy Funds VIP Energy
--------------------
         Unit Value 1.30% to 1.70%*
  2009   Lowest contract charge 1.30% Class B (t)       $ 10.32             --               --              --           3.41%
         Highest contract charge 1.70% Class B (t)      $ 10.32             --               --              --           3.51%
         All contract charges                                --             --               --              --
Ivy Funds VIP Global Natural Resources
--------------------------------------
         Unit Value 1.30% to 1.70%*
  2009   Lowest contract charge 1.30% Class B (t)       $ 10.35             --               --              --           2.07%
         Highest contract charge 1.70% Class B (t)      $ 10.34             --               --              --           1.97%
         All contract charges                                --              7             $ 73              --
Ivy Funds VIP High Income
-------------------------
         Unit Value 1.30% to 1.70%*
  2009   Lowest contract charge 1.30% Class B (t)       $ 10.30             --               --              --           1.08%
         Highest contract charge 1.70% Class B (t)      $ 10.29             --               --              --           1.08%
         All contract charges                                --              2             $ 25            0.00%
Ivy Funds VIP Mid Cap Growth
----------------------------
         Unit Value 1.30% to 1.70%*
  2009   Lowest contract charge 1.30% Class B (t)       $ 10.43             --               --              --           1.16%
         Highest contract charge 1.70% Class B (t)      $ 10.42             --               --              --           1.17%
         All contract charges                                --              2             $ 21              --

                                     FSA-122

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

Notes to Financial Statements (Continued)

December 31, 2009


8. Accumulation Unit Values (Continued)

   Shown below is accumulation unit value information for units outstanding throughout the periods indicated.

                                                                              Years Ended December 31,
                                                     --------------------------------------------------------------------------
                                                                    Units Outstanding   Net Assets     Investment       Total
                                                      Units value         (000s)          (000s)     Income ratio**   Return***
                                                     ------------- ------------------- ------------ ---------------- ----------
Ivy Funds VIP Science and Technology
------------------------------------
         Unit Value 1.30% to 1.70%*
  2009   Lowest contract charge 1.30% Class B (t)       $ 10.62               --                --          --            2.61%
         Highest contract charge 1.70% Class B (t)      $ 10.61               --                --          --            2.61%
         All contract charges                                --               --       $         2          --
Ivy Funds VIP Small Cap Growth
------------------------------
         Unit Value 1.30% to 1.70%*
  2009   Lowest contract charge 1.30% Class B (t)       $ 10.57               --                --          --            3.02%
         Highest contract charge 1.70% Class B (t)      $ 10.56               --                --          --            3.02%
         All contract charges                                --               --       $         3          --
Lazard Retirement Emerging Markets Equity Portfolio
---------------------------------------------------
         Unit Value 1.30% to 1.70%*
  2009   Lowest contract charge 1.30% Class B (t)       $ 10.21               --                --          --            0.10%
         Highest contract charge 1.70% Class B (t)      $ 10.21               --                --          --            0.20%
         All contract charges                                --                2       $        23          --
MFS(R) International Value Portfolio
------------------------------------
         Unit Value 1.30% to 1.70%*
  2009   Lowest contract charge 1.30% Class B (t)       $ 10.09               --                --          --          (0.79)%
         Highest contract charge 1.70% Class B (t)      $ 10.08               --                --          --          (0.88)%
         All contract charges                                --               --       $         3          --
Multimanager Aggressive Equity (n)
----------------------------------
         Unit Value 0.50% to 1.90%*
  2009   Lowest contract charge 0.50% Class B           $ 57.33               --                --          --           36.59%
         Highest contract charge 1.90% Class B          $ 40.84               --                --          --           34.68%
         All contract charges                                --           21,905       $   337,968        0.21%
  2008   Lowest contract charge 0.50% Class B           $ 41.97               --                --          --         (46.95)%
         Highest contract charge 1.90% Class B          $ 30.32               --                --          --         (47.70)%
         All contract charges                                --            5,087       $    67,727        0.36%
  2007   Lowest contract charge 0.50% Class B           $ 79.11               --                --          --           10.83%
         Highest contract charge 1.90% Class B          $ 57.97               --                --          --            9.25%
         All contract charges                                              4,950       $   134,774        0.00%
  2006   Lowest contract charge 0.50% Class B           $ 71.38               --                --          --            4.59%
         Highest contract charge 1.90% Class B          $ 53.06               --                --          --            3.12%
         All contract charges                                --            5,287       $   139,296          --              --
  2005   Lowest contract charge 0.50% Class B           $ 68.25               --                --          --            7.66%
         Highest contract charge 1.90% Class B          $ 51.46               --                --          --            6.15%
         All contract charges                                --            3,925       $   127,148          --              --
Multimanager Core Bond
----------------------
         Unit Value 0.50% to 1.90%*
  2009   Lowest contract charge 0.50% Class B           $ 13.95               --                --          --            7.78%
         Highest contract charge 1.90% Class B          $ 12.45               --                --          --            6.25%
         All contract charges                                --           83,528       $ 1,038,056        3.59%
  2008   Lowest contract charge 0.50% Class B           $ 12.94               --                --          --            1.97%
         Highest contract charge 1.90% Class B          $ 11.72               --                --          --            0.51%
         All contract charges                                --           62,629       $   734,371        4.89%
  2007   Lowest contract charge 0.50% Class B           $ 12.69               --                --          --            5.66%
         Highest contract charge 1.90% Class B          $ 11.66               --                --          --            4.20%
         All contract charges                                             55,947       $   653,841        4.09%
  2006   Lowest contract charge 0.50% Class B           $ 12.01               --                --          --            3.25%
         Highest contract charge 1.90% Class B          $ 11.19               --                --          --            1.80%
         All contract charges                                --           58,160       $   651,206        4.11%             --
  2005   Lowest contract charge 0.50% Class B           $ 11.63               --                --          --            1.20%
         Highest contract charge 1.90% Class B          $ 10.99               --                --          --          (0.18)%
         All contract charges                                --           57,425       $   631,231        3.47%             --

                                     FSA-123

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

Notes to Financial Statements (Continued)

December 31, 2009


8. Accumulation Unit Values (Continued)

   Shown below is accumulation unit value information for units outstanding throughout the periods indicated.

                                                                            Years Ended December 31,
                                                 ------------------------------------------------------------------------------
                                                                Units Outstanding   Net Assets     Investment         Total
                                                  Units value         (000s)          (000s)     Income ratio**     Return***
                                                 ------------- ------------------- ------------ ---------------- --------------
Multimanager International Equity
---------------------------------
         Unit Value 0.50% to 1.90%*
  2009   Lowest contract charge 0.50% Class B       $ 13.43               --               --            --            29.22%
         Highest contract charge 1.90% Class B      $ 11.99               --               --            --            27.38%
         All contract charges                            --           35,009        $ 457,905          1.62%
  2008   Lowest contract charge 0.50% Class B       $ 10.39               --               --            --          (47.47)%
         Highest contract charge 1.90% Class B      $  9.41               --               --            --          (48.21)%
         All contract charges                            --           34,884        $ 355,985          1.57%
  2007   Lowest contract charge 0.50% Class B       $ 19.78               --               --            --            11.88%
         Highest contract charge 1.90% Class B      $ 18.17               --               --            --            10.25%
         All contract charges                                         34,725        $ 680,288          0.73%
  2006   Lowest contract charge 0.50% Class B       $ 17.68               --               --            --            24.69%
         Highest contract charge 1.90% Class B      $ 16.48               --               --            --            22.94%
         All contract charges                            --           32,231        $ 568,482          2.23%              --
  2005   Lowest contract charge 0.50% Class B       $ 14.18               --               --            --            14.87%
         Highest contract charge 1.90% Class B      $ 13.40               --               --            --            13.25%
         All contract charges                            --           23,219        $ 328,766          4.06%              --
Multimanager Large Cap Core Equity
----------------------------------
         Unit Value 0.50% to 1.90%*
  2009   Lowest contract charge 0.50% Class B       $ 10.67               --               --            --            31.84%
         Highest contract charge 1.90% Class B      $  9.52               --               --            --            29.91%
         All contract charges                            --           12,893        $ 132,944          1.49%
  2008   Lowest contract charge 0.50% Class B       $  8.09               --               --            --          (39.85)%
         Highest contract charge 1.90% Class B      $  7.33               --               --            --          (40.65)%
         All contract charges                            --           12,279        $  96,551          0.52%
  2007   Lowest contract charge 0.50% Class B       $ 13.45               --               --            --             4.51%
         Highest contract charge 1.90% Class B      $ 12.35               --               --            --             3.00%
         All contract charges                                         13,471        $ 177,274          0.41%
  2006   Lowest contract charge 0.50% Class B       $ 12.87               --               --            --            13.01%
         Highest contract charge 1.90% Class B      $ 11.99               --               --            --            11.43%
         All contract charges                            --           13,690        $ 173,297          0.60%              --
  2005   Lowest contract charge 0.50% Class B       $ 11.39               --               --            --             6.20%
         Highest contract charge 1.90% Class B      $ 10.76               --               --            --             4.71%
         All contract charges                                         13,468        $ 151,342          0.79%              --
Multimanager Large Cap Growth
-----------------------------
         Unit Value 0.50% to 1.90%*
  2009   Lowest contract charge 0.50% Class B       $  8.22               --               --            --            35.88%
         Highest contract charge 1.90% Class B      $  7.34               --               --            --            33.93%
         All contract charges                            --           25,601        $ 211,938          0.16%
  2008   Lowest contract charge 0.50% Class B       $  6.05               --               --            --          (45.64)%
         Highest contract charge 1.90% Class B      $  5.48               --               --            --          (46.43)%
         All contract charges                            --           27,165        $ 166,651            --
  2007   Lowest contract charge 0.50% Class B       $ 11.13               --               --            --            10.64%
         Highest contract charge 1.90% Class B      $ 10.23               --               --            --             9.18%
         All contract charges                                         28,454        $ 322,415            --
  2006   Lowest contract charge 0.50% Class B       $ 10.06               --               --            --           (0.39)%
         Highest contract charge 1.90% Class B      $  9.37               --               --            --           (1.79)%
         All contract charges                            --           30,036        $ 306,984            --               --
  2005   Lowest contract charge 0.50% Class B       $ 10.10               --               --            --             6.95%
         Highest contract charge 1.90% Class B      $  9.54               --               --            --             5.45%
         All contract charges                            --           28,903        $ 295,667            --               --

                                     FSA-124

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

Notes to Financial Statements (Continued)

December 31, 2009


8. Accumulation Unit Values (Continued)

   Shown below is accumulation unit value information for units outstanding throughout the periods indicated.

                                                                            Years Ended December 31,
                                                 ------------------------------------------------------------------------------
                                                                Units Outstanding   Net Assets     Investment         Total
                                                  Units value         (000s)          (000s)     Income ratio**     Return***
                                                 ------------- ------------------- ------------ ---------------- --------------
Multimanager Large Cap Value
----------------------------
         Unit Value 0.50% to 1.90%*
  2009   Lowest contract charge 0.50% Class B       $ 11.76               --               --            --            22.21%
         Highest contract charge 1.90% Class B      $ 10.50               --               --            --            20.51%
         All contract charges                            --           33,976        $ 386,795          1.82%
  2008   Lowest contract charge 0.50% Class B       $  9.62               --               --            --          (37.73)%
         Highest contract charge 1.90% Class B      $  8.71               --               --            --          (38.62)%
         All contract charges                            --           37,613        $ 353,373          1.40%
  2007   Lowest contract charge 0.50% Class B       $ 15.45               --               --            --             3.07%
         Highest contract charge 1.90% Class B      $ 14.19               --               --            --             1.65%
         All contract charges                                         38,402        $ 583,473          1.08%
  2006   Lowest contract charge 0.50% Class B       $ 14.99               --               --            --            18.73%
         Highest contract charge 1.90% Class B      $ 13.96               --               --            --            17.06%
         All contract charges                            --           39,025        $ 577,966          2.82%              --
  2005   Lowest contract charge 0.50% Class B       $ 12.62               --               --            --             6.56%
         Highest contract charge 1.90% Class B      $ 11.93               --               --            --             5.07%
         All contract charges                            --           35,233        $ 440,121          3.02%              --
Multimanager Mid Cap Growth
---------------------------
         Unit Value 0.50% to 1.90%*
  2009   Lowest contract charge 0.50% Class B       $ 10.06               --               --            --            41.09%
         Highest contract charge 1.90% Class B      $  8.98               --               --            --            39.02%
         All contract charges                            --           28,991        $ 297,480            --
  2008   Lowest contract charge 0.50% Class B       $  7.13               --               --            --          (43.86)%
         Highest contract charge 1.90% Class B      $  6.46               --               --            --          (44.64)%
         All contract charges                            --           29,642        $ 216,713            --
  2007   Lowest contract charge 0.50% Class B       $ 12.70               --               --            --            11.31%
         Highest contract charge 1.90% Class B      $ 11.67               --               --            --             9.78%
         All contract charges                                         31,721        $ 414,209            --
  2006   Lowest contract charge 0.50% Class B       $ 11.41               --               --            --             9.07%
         Highest contract charge 1.90% Class B      $ 10.63               --               --            --             7.54%
         All contract charges                            --           35,038        $ 410,676          0.51%              --
  2005   Lowest contract charge 0.50% Class B       $ 10.46               --               --            --             7.84%
         Highest contract charge 1.90% Class B      $  9.88               --               --            --             6.33%
         All contract charges                            --           35,078        $ 374,043          1.58%              --
Multimanager Mid Cap Value
--------------------------
         Unit Value 0.50% to 1.90%*
  2009   Lowest contract charge 0.50% Class B       $ 13.24               --               --            --            43.65%
         Highest contract charge 1.90% Class B      $ 11.82               --               --            --            41.61%
         All contract charges                            --           26,843        $ 341,724          3.10%
  2008   Lowest contract charge 0.50% Class B       $  9.22               --               --            --          (36.28)%
         Highest contract charge 1.90% Class B      $  8.35               --               --            --          (37.17)%
         All contract charges                            --           26,245        $ 234,379          0.46%
  2007   Lowest contract charge 0.50% Class B       $ 14.47               --               --            --           (0.41)%
         Highest contract charge 1.90% Class B      $ 13.29               --               --            --           (1.85)%
         All contract charges                                         27,826        $ 392,988          0.00%
  2006   Lowest contract charge 0.50% Class B       $ 14.53               --               --            --            14.16%
         Highest contract charge 1.90% Class B      $ 13.54               --               --            --            12.56%
         All contract charges                            --           30,733        $ 438,437          1.72%              --
  2005   Lowest contract charge 0.50% Class B       $ 12.73               --               --            --             6.81%
         Highest contract charge 1.90% Class B      $ 12.03               --               --            --             5.31%
         All contract charges                            --           29,548        $ 370,654          6.98%              --
         All contract charges                            --           30,025        $ 353,096          4.10%              --

                                     FSA-125

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

Notes to Financial Statements (Continued)

December 31, 2009


8. Accumulation Unit Values (Continued)

   Shown below is accumulation unit value information for units outstanding throughout the periods indicated.

                                                                            Years Ended December 31,
                                                 ------------------------------------------------------------------------------
                                                                Units Outstanding   Net Assets     Investment         Total
                                                  Units value         (000s)          (000s)     Income ratio**     Return***
                                                 ------------- ------------------- ------------ ---------------- --------------
Multimanager Multi-Sector Bond
------------------------------
         Unit Value 0.50% to 1.90%*
  2009   Lowest contract charge 0.50% Class B       $ 32.86               --               --            --             9.11%
         Highest contract charge 1.90% Class B      $ 23.72               --               --            --             7.55%
         All contract charges                            --           38,177        $ 578,492          4.60%
  2008   Lowest contract charge 0.50% Class B       $ 30.12               --               --            --          (23.90)%
         Highest contract charge 1.90% Class B      $ 22.06               --               --            --          (24.94)%
         All contract charges                            --           36,664        $ 531,727          8.68%
  2007   Lowest contract charge 0.50% Class B       $ 39.58               --               --            --             2.62%
         Highest contract charge 1.90% Class B      $ 29.39               --               --            --             1.17%
         All contract charges                                         45,225        $ 879,446          7.17%
  2006   Lowest contract charge 0.50% Class B       $ 38.57               --               --            --             9.38%
         Highest contract charge 1.90% Class B      $ 29.05               --               --            --             7.85%
         All contract charges                            --           46,730        $ 935,762          6.95%              --
  2005   Lowest contract charge 0.50% Class B       $ 35.26               --               --            --             2.55%
         Highest contract charge 1.90% Class B      $ 26.94               --               --            --             1.11%
         All contract charges                            --           43,908        $ 877,332          7.68%              --
Multimanager Small Cap Growth (f)
---------------------------------
         Unit Value 0.50% to 1.90%*
  2009   Lowest contract charge 0.50% Class B       $  7.50               --               --            --            33.85%
         Highest contract charge 1.90% Class B      $  6.41               --               --            --            32.08%
         All contract charges                            --           32,920        $ 199,904            --
  2008   Lowest contract charge 0.50% Class B       $  5.60               --               --            --          (42.39)%
         Highest contract charge 1.90% Class B      $  4.85               --               --            --          (43.27)%
         All contract charges                            --           28,780        $ 135,528            --
  2007   Lowest contract charge 0.50% Class B       $  9.72               --               --            --             3.18%
         Highest contract charge 1.90% Class B      $  8.55               --               --            --             1.79%
         All contract charges                                         28,681        $ 242,159            --
  2006   Lowest contract charge 0.50% Class B       $  9.42               --               --            --             9.66%
         Highest contract charge 1.90% Class B      $  8.40               --               --            --             8.12%
         All contract charges                            --           17,157        $ 147,393          1.40%                --
  2005   Lowest contract charge 0.50% Class B       $  8.59               --               --            --             6.95%
         Highest contract charge 1.90% Class B      $  7.77               --               --            --             5.45%
         All contract charges                            --            9,010        $  72,375          3.58%              --
Multimanager Small Cap Value
----------------------------
         Unit Value 0.50% to 1.90%*
  2009   Lowest contract charge 0.50% Class B       $ 14.82               --               --            --            25.82%
         Highest contract charge 1.90% Class B      $ 12.50               --               --            --            24.04%
         All contract charges                            --           36,368        $ 418,772          1.03%
  2008   Lowest contract charge 0.50% Class B       $ 11.78               --               --            --          (38.20)%
         Highest contract charge 1.90% Class B      $ 10.08               --               --            --          (39.06)%
         All contract charges                            --           39,759        $ 368,923          0.24%
  2007   Lowest contract charge 0.50% Class B       $ 19.06               --               --            --          (10.31)%
         Highest contract charge 1.90% Class B      $ 16.54               --               --            --          (11.55)%
         All contract charges                                         47,546        $ 723,958          0.29%
  2006   Lowest contract charge 0.50% Class B       $ 21.25               --               --            --            15.53%
         Highest contract charge 1.90% Class B      $ 18.70               --               --            --            13.91%
         All contract charges                            --           57,348        $ 992,117          5.49%              --
  2005   Lowest contract charge 0.50% Class B       $ 18.39               --               --            --             4.16%
         Highest contract charge 1.90% Class B      $ 16.42               --               --            --             2.70%
         All contract charges                            --           56,358        $ 874,837          4.46%              --

                                     FSA-126

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

Notes to Financial Statements (Continued)

December 31, 2009


8. Accumulation Unit Values (Continued)

   Shown below is accumulation unit value information for units outstanding throughout the periods indicated.

                                                                            Years Ended December 31,
                                                 ------------------------------------------------------------------------------
                                                                Units Outstanding   Net Assets     Investment         Total
                                                  Units value         (000s)          (000s)     Income ratio**     Return***
                                                 ------------- ------------------- ------------ ---------------- --------------
Multimanager Technology
-----------------------
         Unit Value 0.50% to 1.90%*
  2009   Lowest contract charge 0.50% Class B           $ 10.80               --             --         --            57.69%
         Highest contract charge 1.90% Class B          $  9.64               --             --         --            55.54%
         All contract charges                                --           33,513      $ 364,955         --
  2008   Lowest contract charge 0.50% Class B           $  6.85               --             --         --          (47.35)%
         Highest contract charge 1.90% Class B          $  6.20               --             --         --          (48.12)%
         All contract charges                                --           27,756      $ 192,697         --
  2007   Lowest contract charge 0.50% Class B           $ 13.01               --             --         --            17.63%
         Highest contract charge 1.90% Class B          $ 11.95               --             --         --            15.91%
         All contract charges                                             28,291      $ 373,990         --
  2006   Lowest contract charge 0.50% Class B           $ 11.06               --             --         --             6.76%
         Highest contract charge 1.90% Class B          $ 10.31               --             --         --             5.26%
         All contract charges                                --           24,173      $ 271,064         --               --
  2005   Lowest contract charge 0.50% Class B           $ 10.36               --             --         --            10.71%
         Highest contract charge 1.90% Class B          $  9.79               --             --         --             9.16%
         All contract charges                                --           24,317      $ 253,676         --               --
PIMCO Variable Insurance Trust Emerging Markets Bond Portfolio
--------------------------------------------------------------
         Unit Value 1.30% to 1.70%*
  2009   Lowest contract charge 1.30% Class B (t)       $ 10.05               --             --         --           (0.50)%
         Highest contract charge 1.70% Class B (t)      $ 10.04               --             --         --           (0.50)%
         All contract charges                                --               10      $      96       0.38%
PIMCO Variable Insurance Trust Real Return Strategy Portfolio
-------------------------------------------------------------
         Unit Value 1.30% to 1.70%*
  2009   Lowest contract charge 1.30% Class B (t)       $  9.98               --             --         --           (0.40)%
         Highest contract charge 1.70% Class B (t)      $  9.97               --             --         --           (0.40)%
         All contract charges                                --                7      $      71         --
PIMCO Variable Insurance Trust Total Return Portfolio
-----------------------------------------------------
         Unit Value 1.30% to 1.70%*
  2009   Lowest contract charge 1.30% Class B (t)       $  9.98               --             --         --           (0.60)%
         Highest contract charge 1.70% Class B (t)      $  9.98               --             --         --           (0.60)%
         All contract charges                                --                8      $      78         --
ProFund VP Bear
---------------
         Unit Value 1.30% to 1.70%*
  2009   Lowest contract charge 1.30% Class B (t)       $  9.67               --             --         --           (0.31)%
         Highest contract charge 1.70% Class B (t)      $  9.66               --             --         --           (0.41)%
         All contract charges                                --                1      $      11         --
ProFund VP Biotechnology
------------------------
         Unit Value 1.30% to 1.70%*
  2009   Lowest contract charge 1.30% Class B (t)       $ 10.09               --             --         --             0.20%
         Highest contract charge 1.70% Class B (t)      $ 10.08               --             --         --             0.10%
         All contract charges                                --               --      $       4         --
Templeton Developing Markets Securities Fund
--------------------------------------------
         Unit Value 1.30% to 1.70%*
  2009   Lowest contract charge 1.30% Class B (t)       $ 10.30               --             --         --             1.58%
         Highest contract charge 1.70% Class B (t)      $ 10.29               --             --         --             1.58%
         All contract charges                                --                2      $      28         --
Templeton Global Bond Securities Fund
-------------------------------------
         Unit Value 1.30% to 1.70%*
  2009   Lowest contract charge 1.30% Class B (t)       $ 10.05               --             --         --             0.20%
         Highest contract charge 1.70% Class B (t)      $ 10.05               --             --         --             0.20%
         All contract charges                                --                3      $      27         --

                                     FSA-127

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

Notes to Financial Statements (Continued)

December 31, 2009


8. Accumulation Unit Values (Continued)

   Shown below is accumulation unit value information for units outstanding throughout the periods indicated.

                                                                              Years Ended December 31,
                                                     --------------------------------------------------------------------------
                                                                    Units Outstanding   Net Assets     Investment       Total
                                                      Units value         (000s)          (000s)     Income ratio**   Return***
                                                     ------------- ------------------- ------------ ---------------- ----------
Van Eck Worldwide Hard Assets Fund
----------------------------------
         Unit Value 1.30% to 1.70%*
  2009   Lowest contract charge 1.30% Class B (t)       $ 10.30            --                --             --          1.88%
         Highest contract charge 1.70% Class B (t)      $ 10.30            --                --             --          1.88%
         All contract charges                                --             1              $ 10             --

----------
(a) Units were made available for sale on May 9, 2005.
(b) Units were made available for sale on October 17, 2005.
(c) Units were made available for sale on September 18, 2006.
(d) A substitution of EQ/Capital Guardian Research was made for EQ/Capital Guardian U.S. Equity on July 6, 2007.
(e) A substitution of EQ/T. Rowe Price Growth Stock was made for EQ/Janus Large Cap Growth on July 6, 2007.
(f) A substitution of Multimanager Small Cap Growth was made for EQ/Wells Fargo Montgomery Small Cap on July 6, 2007.
(g) A substitution of EQ/Large Cap Value PLUS was made for EQ/AllianceBernstein Growth and Income on August 17, 2007.
(h) Units were made available for sale on May 29, 2007.
(i) EQ/Mid Cap Value PLUS replaced EQ/Ariel Appreciation II due to a fund merger on September 11, 2009.
(j) EQ/Mid Cap Value PLUS replaced EQ/Lord Abbett Mid Cap Value due to a fund merger on September 11, 2009.
(k) EQ/Mid Cap Value PLUS replaced EQ/Van Kampen Real Estate due to a fund merger on September 11, 2009.
(l) EQ/PIMCO Ultra Short Bond replaced EQ/AXA Rosenberg Value Long/Short Equity due to a fund merger on September 11, 2009.
(m) EQ/PIMCO Ultra Short Bond replaced EQ/Short Duration Bond due to a fund merger on September 11, 2009.
(n) Multimanager Aggressive Equity replaced Multimanger Health Care due to a fund merger on September 18, 2009.
(o) EQ/Core Bond Index replaced EQ/Long Term Bond due to a fund merger on September 25, 2009.
(p) EQ/Quality Bond PLUS replaced EQ/Caywood-Scholl High Yield due to a fund merger on September 25, 2009.
(q) EQ/Common Stock Index replaced EQ/Oppenheimer Main Street Opportunity due to a fund merger on September 18, 2009.
(r) EQ/Small Company Index replaced EQ/Oppenheimer Main Street Small Cap Index due to a fund merger on September 18, 2009.

                                    FSA-128

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

Notes to Financial Statements (Concluded)

December 31, 2009


8. Accumulation Unit Values (Continued)

(s) Units were made available for sale on June 08, 2009.
(t) Units were made available for sale on December 14, 2009.


* Expenses as a percentage of average net assets (0.00%, 0.50%, 1.30%, 1.70%, and 1.90% annualized) consisting primarily of mortality and expense charges, for each period indicated. The ratios included only those expenses that result in direct reduction to unit values. Charges made directly to Contractowner account through the redemption of units and expenses of the underlying fund have been excluded. The summary may not reflect the minimum and maximum contract charges offered by the Company as Contractowners may not have selected all available and applicable contract options.

** The investment income ratio represents the dividends, excluding distributions of capital gains, received by the Account from the underlying mutual fund, net of mutual fund fees and expenses, divided by the average net assets. These ratios exclude those expenses, such as asset-based charges, that result in direct reductions in the unit values. The recognition of investment income by the Account is affected by the timing of the declaration of dividends by the underlying fund in which the Account invests.

*** These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for each period indicated from the effective date through the end of the reporting period.

                                    FSA-129

                   FINANCIAL STATEMENTS AND SUPPLEMENTARY DATA

            INDEX TO CONSOLIDATED FINANCIAL STATEMENTS AND SCHEDULES

                      AXA EQUITABLE LIFE INSURANCE COMPANY


 Report of Independent Registered Public Accounting Firm.................... F-1

 Consolidated Financial Statements:
   Consolidated Balance Sheets, December 31, 2009 and 2008.................. F-2
   Consolidated Statements of (Loss) Earnings, Years Ended
     December 31, 2009, 2008 and 2007....................................... F-3
   Consolidated Statements of Equity, Years Ended
     December 31, 2009, 2008 and 2007....................................... F-5
   Consolidated Statements of Comprehensive (Loss) Income,
     Years Ended December 31, 2009, 2008 and 2007........................... F-6
   Consolidated Statements of Cash Flows, Years Ended
     December 31, 2009, 2008 and 2007....................................... F-7
   Notes to Consolidated Financial Statements............................... F-9

             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM


To the Board of Directors and Shareholder of AXA Equitable Life Insurance Company

In our opinion, based on our audits, the accompanying consolidated balance sheets and the related consolidated statements of (loss) earnings, of equity, of comprehensive (loss) income and of cash flows present fairly, in all material respects, the financial position of AXA Equitable Life Insurance Company and its subsidiaries ("AXA Equitable") at December 31, 2009 and 2008, and the results of their operations and their cash flows for each of the three years in the period ended December 31, 2009 in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of AXA Equitable's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

As discussed in Note 2 of the Notes to Consolidated Financial Statements, AXA Equitable changed its methods of accounting for noncontrolling interests in consolidated financial statements on January 1, 2009, for recognition and presentation of other-than-temporary impairment losses on April 1, 2009, fair value measurement on January 1, 2008 and for uncertainty in income taxes of January 1, 2007.



/s/ PricewaterhouseCoopers LLP
New York, New York

March 10, 2010

                      AXA EQUITABLE LIFE INSURANCE COMPANY
                           CONSOLIDATED BALANCE SHEETS
                           DECEMBER 31, 2009 AND 2008


                                                                                    2009                 2008
                                                                              -----------------    -----------------
                                                                                         (IN MILLIONS)
ASSETS
Investments:
   Fixed maturities available for sale, at fair value.......................  $     27,470.2       $     23,831.0
   Mortgage loans on real estate............................................         3,554.8              3,673.9
   Equity real estate, held for the production of income....................            98.5                 56.3
   Policy loans.............................................................         3,616.8              3,700.3
   Other equity investments.................................................         1,562.3              1,646.8
   Trading securities......................................................            484.6                322.7
   Other invested assets....................................................         1,482.6              1,500.9
                                                                              -----------------    -----------------
     Total investments......................................................        38,269.8             34,731.9
Cash and cash equivalents...................................................         1,791.7              2,403.2
Cash and securities segregated, at fair value...............................           985.7              2,572.6
Broker-dealer related receivables...........................................         1,087.6              1,020.4
Deferred policy acquisition costs...........................................         7,745.2              7,482.0
Goodwill and other intangible assets, net...................................         3,676.5              3,702.9
Amounts due from reinsurers.................................................         3,028.2              2,897.2
Loans to affiliates.........................................................         1,048.3                588.3
Other assets................................................................         8,254.9             13,240.8
Separate Accounts' assets...................................................        84,016.5             67,627.0
                                                                              -----------------    -----------------

TOTAL ASSETS................................................................  $    149,904.4       $    136,266.3
                                                                              =================    =================

LIABILITIES
Policyholders' account balances.............................................  $     24,107.3       $     24,742.5
Future policy benefits and other policyholders liabilities..................        17,726.7             17,733.1
Broker-dealer related payables..............................................           279.4                485.5
Customers related payables..................................................         1,430.7              2,753.1
Amounts due to reinsurers...................................................            81.2                 64.2
Short-term and long-term debt...............................................           449.0                484.6
Loans from affiliates.......................................................         1,325.0              1,325.0
Income taxes payable........................................................         3,356.0              3,794.4
Noncontrolling interest subject to redemption rights........................             -                  135.0
Other liabilities...........................................................         3,002.2              2,861.4
Separate Accounts' liabilities..............................................        84,016.5             67,627.0
                                                                              -----------------    -----------------
     Total liabilities......................................................       135,774.0            122,005.8
                                                                              -----------------    -----------------

Commitments and contingent liabilities (Notes 2, 7, 10, 11, 12, 13, 18 and 19)

EQUITY
AXA Equitable's equity:
   Common stock, $1.25 par value, 2.0 million shares authorized, issued and
     outstanding............................................................             2.5                  2.5
   Capital in excess of par value...........................................         5,582.3              5,184.1
   Retained earnings........................................................         6,311.8              8,412.6
   Accumulated other comprehensive loss.....................................        (1,035.7)            (2,235.6)
                                                                              -----------------    -----------------
   Total AXA Equitable's equity.............................................        10,860.9             11,363.6
                                                                              -----------------    -----------------
Noncontrolling interest.....................................................         3,269.5              2,896.9
                                                                              -----------------    -----------------
     Total equity...........................................................        14,130.4             14,260.5
                                                                              -----------------    -----------------

TOTAL LIABILITIES AND EQUITY................................................  $    149,904.4       $    136,266.3
                                                                              =================    =================


                 See Notes to Consolidated Financial Statements.

                      AXA EQUITABLE LIFE INSURANCE COMPANY
                       CONSOLIDATED STATEMENTS OF (LOSS) EARNINGS
                  YEARS ENDED DECEMBER 31, 2009, 2008 AND 2007


                                                                      2009               2008               2007
                                                                -----------------  -----------------  -----------------
                                                                                    (IN MILLIONS)
REVENUES
Universal life and investment-type product
  policy fee income...........................................  $     2,918.4      $      2,951.7     $      2,741.7
Premiums......................................................          431.1               758.6              804.9
Net investment (loss) income:
   Investment (loss) income from
     derivative instruments...................................       (3,079.4)            7,302.1               86.6
   Other investment income....................................        2,098.9             1,751.9            2,567.1
                                                                -----------------  -----------------  -----------------
       Total net investment (loss) income.....................         (980.5)            9,054.0            2,653.7
Investment gains (losses), net:
   Total other-than-temporary impairment losses...............         (169.2)             (285.9)             (77.8)
   Portion of loss recognized in other
     comprehensive income.....................................            5.9                 -                  -
                                                                -----------------  -----------------  -----------------
       Net impairment losses recognized.......................         (163.3)             (285.9)             (77.8)
   Other investment gains (losses), net.......................          217.0               (52.6)              70.6
                                                                -----------------  -----------------  -----------------
         Total investment gains (losses), net.................           53.7              (338.5)              (7.2)
Commissions, fees and other income............................        3,385.2             4,549.0            5,173.7
(Decrease) increase in fair value of
   reinsurance contracts......................................       (2,565.9)            1,566.8                6.9
                                                                -----------------  -----------------  -----------------
      Total revenues..........................................        3,242.0            18,541.6           11,373.7
                                                                -----------------  -----------------  -----------------

BENEFITS AND OTHER DEDUCTIONS
Policyholders' benefits.......................................        1,298.1             4,702.6            1,998.5
Interest credited to policyholders' account balances..........        1,004.3             1,065.3            1,065.2
Compensation and benefits.....................................        1,858.7             1,989.1            2,453.2
Commissions...................................................        1,033.0             1,437.1            1,744.2
Distribution plan payments....................................          207.6               274.4              335.1
Amortization of deferred sales commissions....................           54.9                79.1               95.5
Interest expense..............................................          107.8                51.5               58.2
Amortization of deferred policy acquisition costs.............          115.0             3,484.7            1,099.2
Capitalization of deferred policy acquisition costs...........         (975.3)           (1,394.1)          (1,719.3)
Rent expense..................................................          258.2               246.6              224.3
Amortization of other intangible assets.......................           24.1                23.7               23.2
Other operating costs and expenses............................        1,334.3             1,196.0            1,317.9
                                                                -----------------  -----------------  -----------------
      Total benefits and other deductions.....................        6,320.7            13,156.0            8,695.2
                                                                -----------------  -----------------  -----------------

                      AXA EQUITABLE LIFE INSURANCE COMPANY
                       CONSOLIDATED STATEMENTS OF (LOSS) EARNINGS
                  YEARS ENDED DECEMBER 31, 2009, 2008 AND 2007
                                    CONTINUED


                                                                      2009               2008               2007
                                                                -----------------  -----------------  -----------------
                                                                                    (IN MILLIONS)
(Loss) earnings from continuing operations
   before income taxes........................................  $    (3,078.7)     $      5,385.6     $      2,678.5
Income tax benefit (expense)..................................        1,272.1            (1,690.5)            (752.5)
                                                                -----------------  -----------------  -----------------

(Loss) earnings from continuing operations,
   net of income taxes........................................       (1,806.6)            3,695.1            1,926.0
Earnings (loss) from discontinued operations,
   net of income taxes........................................            2.7                (4.8)               7.7
Gains on disposal of discontinued operations,
   net of income taxes........................................            -                   6.3                2.8
                                                                -----------------  -----------------  -----------------

Net (loss) earnings...........................................       (1,803.9)            3,696.6            1,936.5
   Less: net earnings attributable to noncontrolling interest.         (358.9)             (470.0)            (702.9)
                                                                -----------------  -----------------  -----------------

Net (Loss) Earnings Attributable to AXA Equitable.............  $    (2,162.8)     $      3,226.6     $      1,233.6
                                                                =================  =================  =================


Amounts attributable to AXA Equitable:
   (Loss) earnings from continuing operations,
     net of income taxes......................................  $    (2,165.5)     $      3,225.1     $      1,223.1
   Earnings (loss) from discontinued operations,
     net of income taxes......................................            2.7                (4.8)               7.7
   Gain on disposal of discontinued operations,
     net of income taxes......................................            -                   6.3                2.8
                                                                -----------------  -----------------  -----------------
Net (Loss) Earnings...........................................  $    (2,162.8)     $      3,226.6     $      1,233.6
                                                                =================  =================  =================


                 See Notes to Consolidated Financial Statements.

                      AXA EQUITABLE LIFE INSURANCE COMPANY
                        CONSOLIDATED STATEMENTS OF EQUITY
                  YEARS ENDED DECEMBER 31, 2009, 2008 AND 2007

                                                                         2009               2008               2007
                                                                   -----------------   ----------------   ----------------
                                                                                       (IN MILLIONS)
EQUITY
AXA Equitable's equity:
   Common stock, at par value, beginning and end of year.......... $          2.5      $         2.5      $         2.5
                                                                   -----------------   ----------------   ----------------

   Capital in excess of par value, beginning of year..............        5,184.1            5,265.4            5,139.6
   Issuance of AllianceBernstein Units to noncontrolling interest.          (54.5)               -                  -
   Changes in capital in excess of par value......................          452.7              (81.3)             125.8
                                                                   -----------------   ----------------   ----------------
   Capital in excess of par value, end of year....................        5,582.3            5,184.1            5,265.4
                                                                   -----------------   ----------------   ----------------

   Retained earnings, beginning of year...........................        8,412.6            5,186.0            4,507.6
   Net (loss) earnings attributable to AXA Equitable..............       (2,162.8)           3,226.6            1,233.6
   Impact of implementing new accounting guidance,
     net of taxes.................................................           62.0                -                 44.8
   Dividends on common stock......................................            -                  -               (600.0)
                                                                   -----------------   ----------------   ----------------
   Retained earnings, end of year.................................        6,311.8            8,412.6            5,186.0
                                                                   -----------------   ----------------   ----------------

   Accumulated other comprehensive loss, beginning of year........       (2,235.6)            (267.9)            (167.3)
   Impact of implementing new accounting guidance,
     net of taxes ................................................          (62.0)               -                  -
   Other comprehensive income (loss) attributable to
     AXA Equitable................................................        1,261.9           (1,967.7)            (100.6)
                                                                   -----------------   ----------------   ----------------
   Accumulated other comprehensive loss, end of year..............       (1,035.7)          (2,235.6)            (267.9)
                                                                   -----------------   ----------------   ----------------

     TOTAL AXA EQUITABLE'S EQUITY, END OF YEAR....................       10,860.9           11,363.6           10,186.0
                                                                   -----------------   ----------------   ----------------

   Noncontrolling interest, beginning of year.....................        2,896.9            2,478.9            2,289.9
   Net earnings attributable to noncontrolling interest...........          358.9              470.0              702.9
   Other comprehensive income (loss)
     attributable to noncontrolling interest......................           66.2              (69.9)               9.8
   Issuance of AllianceBernstein Units to
     noncontrolling interest......................................           65.2               32.5               48.5
   Exercise of AB Put.............................................          135.0              495.5                -
   Dividends paid to noncontrolling interest......................         (319.4)            (562.6)            (751.6)
   Capital contributions..........................................            -                 12.8                -
   Other changes in noncontrolling interest.......................           66.7               39.7              179.4
                                                                   -----------------   ----------------   ----------------

   Noncontrolling interest, end of year...........................        3,269.5            2,896.9            2,478.9
                                                                   -----------------   ----------------   ----------------

TOTAL EQUITY, END OF YEAR......................................... $     14,130.4      $    14,260.5      $    12,664.9
                                                                   =================   ================   ================

                      AXA EQUITABLE LIFE INSURANCE COMPANY
             CONSOLIDATED STATEMENTS OF COMPREHENSIVE (LOSS) INCOME
                  YEARS ENDED DECEMBER 31, 2009, 2008 AND 2007

                                                                         2009               2008               2007
                                                                   -----------------   ----------------   ----------------
                                                                                       (IN MILLIONS)
COMPREHENSIVE (LOSS) INCOME
Net (loss) earnings............................................... $     (1,803.9)     $     3,696.6      $     1,936.5

Other comprehensive (loss) income, net of income taxes:
Change in unrealized gains (losses), net of
   reclassification adjustment....................................        1,331.2           (1,444.3)            (168.8)
Defined benefit plans:
   Net (loss) gain arising during year............................          (65.0)            (620.4)              38.8
   Prior service cost arising during year.........................            -                  -                  1.7
   Less: reclassification adjustment for:
     Amortization of net losses included in net periodic cost.....           64.6               30.8               41.2
     Amortization of net prior service credit
       included in net periodic cost..............................           (2.7)              (3.7)              (3.6)
     Amortization of net transition asset.........................            -                  -                  (.1)
                                                                   -----------------   ----------------   ----------------
       Other comprehensive (loss) income - defined benefit plans..           (3.1)            (593.3)              78.0
                                                                   -----------------   ----------------   ----------------

Comprehensive (loss) income.......................................         (475.8)           1,659.0            1,845.7
                                                                   -----------------   ----------------   ----------------

Comprehensive income attributable to noncontrolling interest......         (425.1)            (400.1)            (712.7)
                                                                   -----------------   ----------------   ----------------
Comprehensive (Loss) Income Attributable to AXA Equitable......... $       (900.9)     $     1,258.9      $     1,133.0
                                                                   =================   ================   ================






                 See Notes to Consolidated Financial Statements.

                      AXA EQUITABLE LIFE INSURANCE COMPANY
                      CONSOLIDATED STATEMENTS OF CASH FLOWS
                  YEARS ENDED DECEMBER 31, 2009, 2008 AND 2007

                                                                       2009                2008               2007
                                                                 -----------------   -----------------  -----------------
                                                                                      (IN MILLIONS)

Net (loss) earnings...........................................   $     (1,803.9)     $     3,696.6      $      1,936.5
Adjustments to reconcile net (loss) earnings to net cash
  provided by operating activities:
  Interest credited to policyholders' account balances........          1,004.3            1,065.3             1,065.2
  Universal life and investment-type product
     policy fee income........................................         (2,918.4)          (2,951.7)           (2,741.7)
  Net change in broker-dealer and customer related
     receivables/payables.....................................         (1,353.0)             618.9                98.5
  Change in net investment income related to
     derivative instruments...................................          3,079.4           (7,302.1)              (86.6)
  Change in reinsurance recoverable with affiliate............          1,485.7           (6,351.5)                -
  Investment (gains) losses, net..............................            (53.7)             338.5                 7.2
  Change in segregated cash and securities, net...............          1,586.8             (202.6)             (360.3)
  Change in deferred policy acquisition costs.................           (860.3)           2,090.6              (620.1)
  Change in future policy benefits............................           (755.2)           2,398.0                95.4
  Change in income taxes payable..............................         (1,223.2)           1,135.0               532.9
  Change in fair value of guaranteed minimum income benefit
     reinsurance contracts....................................          2,565.9           (1,566.8)               (6.9)
  Amortization of deferred sales commissions..................             54.9               79.1                95.5
  Amortization of reinsurance cost............................            318.3               11.0                 -
  Other depreciation and amortization.........................            156.0              140.4               133.8
  Amortization of other intangible assets, net................             24.1               23.7                23.2
  Gains on disposal of discontinued operations................              -                 (6.3)               (2.8)
  Other, net..................................................            109.5             (123.4)              167.6
                                                                 -----------------   -----------------  -----------------

Net cash provided by (used in) operating activities...........          1,417.2           (6,907.3)              337.4
                                                                 -----------------   -----------------  -----------------

Cash flows from investing activities:
  Maturities and repayments of fixed maturities and
     mortgage loans on real estate............................          2,058.2            1,727.5             2,143.1
  Sales of investments........................................          6,737.3              796.2             2,356.5
  Sale of AXA Equitable Life and Annuity......................              -                 60.8                 -
  Purchases of investments....................................         (8,994.8)          (2,106.8)           (3,525.3)
  Cash settlements related to derivative instruments..........         (2,564.6)           5,337.0               (98.3)
  Change in short-term investments............................            140.3               29.3               107.0
  Decrease in loans to affiliates.............................              1.1                -                 400.0
  Increase in loans to affiliates.............................           (250.0)               -                (650.0)
  Change in capitalized software, leasehold improvements
     and EDP equipment .......................................           (120.7)            (163.1)             (205.0)
  Other, net..................................................              9.4              155.2               (91.2)
                                                                 -----------------   -----------------  -----------------

Net cash (used in) provided by investing activities...........         (2,983.8)           5,836.1               436.8
                                                                 -----------------   -----------------  -----------------

                      AXA EQUITABLE LIFE INSURANCE COMPANY
                      CONSOLIDATED STATEMENTS OF CASH FLOWS
                  YEARS ENDED DECEMBER 31, 2009, 2008 AND 2007
                                    CONTINUED

                                                                      2009               2008               2007
                                                                -----------------  -----------------  -----------------
                                                                                    (IN MILLIONS)

Cash flows from financing activities:
  Policyholders' account balances:
    Deposits..................................................   $    3,394.9       $     4,384.5      $     4,102.1
    Withdrawals from and transfers to Separate Accounts.......       (2,160.9)           (2,602.8)          (3,831.7)
  Change in short-term financings.............................          (35.8)             (497.8)             199.0
  Increase in collateralized pledged liabilities..............          126.1               568.7                -
  Increase in collateralized pledged assets...................         (632.3)                -                  -
  Proceeds from loans from affiliates.........................            -               1,000.0                -
  Capital contribution........................................          438.9                 -                  -
  Shareholder dividends paid..................................            -                   -               (600.0)
  Other, net..................................................         (175.8)             (551.4)            (592.6)
                                                                -----------------  -----------------  -----------------

Net cash provided by (used in) financing activities...........          955.1             2,301.2             (723.2)
                                                                -----------------  -----------------  -----------------

Change in cash and cash equivalents...........................         (611.5)            1,230.0               51.0
Cash and cash equivalents, beginning of year..................        2,403.2             1,173.2            1,122.2
                                                                -----------------  -----------------  -----------------

Cash and Cash Equivalents, End of Year........................   $    1,791.7       $     2,403.2      $     1,173.2
                                                                =================  =================  =================

Supplemental cash flow information:
  Interest Paid...............................................   $       16.6       $        34.4      $        52.6
                                                                =================  =================  =================
  Income Taxes Paid...........................................   $       43.8       $       257.3      $       178.1
                                                                =================  =================  =================




                 See Notes to Consolidated Financial Statements.

                      AXA EQUITABLE LIFE INSURANCE COMPANY

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS


1)      ORGANIZATION

        AXA Equitable Life Insurance Company ("AXA Equitable," and collectively with its consolidated subsidiaries the "Company") is an indirect, wholly owned subsidiary of AXA Financial, Inc. ("AXA Financial," and collectively with its consolidated subsidiaries, "AXA Financial Group"). AXA Financial is a wholly owned subsidiary of AXA, a French holding company for an international group of insurance and related financial services companies.

        The Company conducts operations in two business segments: the Insurance and Investment Management segments. The Company's management evaluates the performance of each of these segments independently and allocates resources based on current and future requirements of each segment.

        Insurance
        ---------

        The Insurance segment offers a variety of traditional, variable and interest-sensitive life insurance products, variable and fixed-interest annuity products, mutual funds and other investment products and asset management principally to individuals and small and medium size businesses and professional and trade associations. This segment includes Separate Accounts for individual insurance and annuity products.

        The Company's insurance business is conducted principally by AXA Equitable and, until August 1, 2008, its wholly owned life insurance subsidiary, AXA Equitable Life and Annuity Company ("AXA Life"). On August 1, 2008 AXA Equitable sold AXA Life to AXA Equitable Financial Services, LLC, a wholly-owned subsidiary of AXA Financial, for $60.8 million in cash, which approximated AXA Equitable's investment in AXA Life.

        Investment Management
        ---------------------

        The Investment Management segment is principally comprised of the investment management business of AllianceBernstein L.P., a Delaware limited partnership (together with its consolidated subsidiaries "AllianceBernstein"). AllianceBernstein provides research, diversified investment management and related services globally to a broad range of clients. Its principal services include: (a) institutional investment services, servicing institutional clients including unaffiliated corporate and public employee pension funds, endowment funds, domestic and foreign institutions and governments, and affiliates such as AXA and certain of its insurance company subsidiaries, by means of separately-managed accounts, sub-advisory relationships, structured products, collective investments trusts, mutual funds, hedge funds and other investment vehicles, (b) retail services, servicing individual clients, primarily by means of retail mutual funds sponsored by AllianceBernstein or an affiliated company, sub-advisory relationships with mutual funds sponsored by third parties, separately-managed account programs servicing private clients, sponsored by financial intermediaries worldwide, and other investment vehicles, (c) private client services, including high-net-worth individuals, trusts and estates, charitable foundations, partnerships, private and family corporations, and other entities, by means of separately-managed accounts, hedge funds, mutual funds, and other investment vehicles, and
        (d) Bernstein research services by means of independent research, portfolio strategy, and brokerage-related services, and issuers of publicly-traded securities seeking equity capital markets services. Principal subsidiaries of AllianceBernstein include: SCB Inc., formerly known as Sanford C. Bernstein, Inc. ("Bernstein"); Sanford C. Bernstein & Co. LLC ("SCB LLC"); Sanford C. Bernstein Limited ("SCBL"); and SCB Partners, Inc. ("SCB Partners"). This segment includes institutional Separate Accounts principally managed by AllianceBernstein that provide various investment options for large group pension clients, primarily defined benefit and contribution plans, through pooled or single group accounts.

        AllianceBernstein is a private partnership for Federal income tax purposes and, accordingly, is not subject to Federal and state corporate income taxes. However, AllianceBernstein is subject to a 4.0% New York City unincorporated business tax ("UBT"). Domestic corporate subsidiaries of AllianceBernstein are subject to Federal, state and local income taxes. Foreign corporate subsidiaries are generally subject to taxes in the foreign jurisdictions where they are located. The Company provides Federal and state income taxes on the undistributed earnings of non-U.S. corporate subsidiaries except to the extent that such earnings are permanently invested outside the United States.

        In October 2000, AllianceBernstein acquired substantially all of the assets and liabilities of SCB Inc. (the "Bernstein Acquisition"). Following a two-year lockout period that ended October 2002, the former Bernstein shareholders were permitted to exercise the right to sell private limited partnership interests in AllianceBernstein L.P. (the "AllianceBernstein Units") that were acquired in the Bernstein Acquisition to AXA Financial or an affiliated company (the "AB Put"). In February 2007, AXA Financial purchased a tranche of 8.16 million AllianceBernstein Units pursuant to an exercise of the AB Put at a purchase price of approximately $745.7 million and recorded additional goodwill of $392.8 million and other intangible assets of $209.5 million. After this purchase, AXA Financial Group's beneficial ownership in AllianceBernstein L.P. increased by approximately 3.0% to 63.3%. Through December 31, 2008, the Company acquired 32.7 million AllianceBernstein Units pursuant to the AB Put at the aggregate market price of $1,631.1 million and recorded additional goodwill of $733.8 million and other intangible assets of $251.7 million. On January 6, 2009, AXA America Holdings Inc. ("AXA America"), the holding company for AXA Financial and an indirect wholly owned subsidiary of AXA, purchased the remaining 8.16 million AllianceBernstein Units from SCB Partners at a price of $18.349 per Unit pursuant to the final installment of the AB Put. As a result of this transaction, minority interest subject to redemption rights totaling $135.0 million were reclassified as noncontrolling interests in first quarter 2009.

        On March 30, 2009, AXA Bermuda sold 41.9 million AllianceBernstein Units to an affiliate of AXA. As a result of the sale, AXA Financial Group's consolidated economic interest in AllianceBernstein was reduced to 46.4% upon completion of this transaction. AXA Equitable's economic interest remained unchanged at 37.1%. As AXA Equitable remains the General Partner of the limited partnership, AllianceBernstein continues to be consolidated in the Company's consolidated financial statements.

        In 2009, AllianceBernstein awarded 9.8 million restricted Holding Units in connection with compensation plans for senior officers and employees and in connection with certain employee's employment and separation agreements. The restricted Holding Units had grant date fair values ranging from $16.79 to $28.38 and vest over a period ranging between two and five years. As a result, AXA Financial Group's and the Company's economic ownership of AllianceBernstein decreased to 44.8% and 35.9%, respectively. In 2009, as a result of the issuance of these restricted Holding Units, AXA Financial Group and the Company's Capital in excess of par value decreased by $92.5 million and $65.2 million, respectively, net of applicable taxes with respective increases in noncontrolling interests of $92.5 million and $65.2 million. On March 1, 2010, AllianceBernstein management announced their intention to make open-market purchases of up to 3.0 million Holding Units, from time to time and at their discretion, to help fund their incentive compensation award program's obligations.

        At December 31, 2009 and 2008, the Company's beneficial ownership in AllianceBernstein was approximately 35.9% and 37.4%, respectively. At December 31, 2009, AXA and its subsidiaries' beneficial ownership in AllianceBernstein was approximately 62.1%.


2)      SIGNIFICANT ACCOUNTING POLICIES

        Basis of Presentation and Principles of Consolidation
        -----------------------------------------------------

        The preparation of the accompanying consolidated financial statements in conformity with accounting principles generally accepted in the United States of America ("U.S. GAAP") requires management to make estimates and assumptions (including normal, recurring accruals) that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenues and expenses during the reporting periods. Actual results could differ from these estimates. The accompanying consolidated financial statements reflect all adjustments necessary in the opinion of management for a fair statement of the consolidated financial position of the Company and its consolidated results of operations and cash flows for the periods presented.

        The accompanying consolidated financial statements include the accounts of AXA Equitable and its subsidiary engaged in insurance related businesses (collectively, the "Insurance Group"); other subsidiaries, principally AllianceBernstein; and those investment companies, partnerships and joint ventures in which AXA Equitable or its subsidiaries has control and a majority economic interest as well as those variable interest entities ("VIEs") that meet the requirements for consolidation.

        At December 31, 2009 and 2008, respectively, the Insurance Group's General Account held $1.0 million and $1.8 million of investment assets issued by VIEs and determined to be significant variable interests under Financial Accounting Standards Board ("FASB") guidance Consolidation of Variable Interest Entities - Revised. At December 31, 2009 and 2008, respectively, as reported in the consolidated balance sheet, these investments included zero and $0.8 million of fixed maturities (collateralized debt and loan obligations) and $1.0 million and $1.0 million of other equity investments (principally investment limited partnership interests) and are subject to ongoing review for impairment in value. These VIEs do not require consolidation because management has determined that the Insurance Group is not the primary beneficiary. These variable interests at December 31, 2009 represent the Insurance Group's maximum exposure to loss from its direct involvement with the VIEs. The Insurance Group has no further economic interest in these VIEs in the form of related guarantees, commitments, derivatives, credit enhancements or similar instruments and obligations.

        Management of AllianceBernstein reviews quarterly its investment management agreements and its investments in, and other financial arrangements with, certain entities that hold client assets under management ("AUM") to determine the entities that AllianceBernstein is required to consolidate under this guidance. These entities include certain mutual fund products, hedge funds, structured products, group trusts, collective investment trusts and limited partnerships.

        AllianceBernstein earned investment management fees on client AUM of these entities but derived no other benefit from those assets and cannot utilize those assets in its operations.

        At December 31, 2009, AllianceBernstein had significant variable interests in certain other structured products and hedge funds with approximately $60.3 million in client assets under management. However, these VIEs do not require consolidation because management has determined that AllianceBernstein is not the primary beneficiary of the expected losses or expected residual returns of these entities. AllianceBernstein's maximum exposure to loss in these entities is limited to its investments of $0.1 million in and prospective investment management fees earned from these entities.

        All significant intercompany transactions and balances have been eliminated in consolidation. The years "2009," "2008" and "2007" refer to the years ended December 31, 2009, 2008 and 2007, respectively. Certain reclassifications have been made in the amounts presented for prior periods to conform those periods to the current presentation.

        Accounting Changes
        ------------------

        Effective January 1, 2009, the Company adopted the new guidance for presentation of noncontrolling interests in consolidated financial statements and was required to retrospectively conform all prior periods presented to:
           o recharacterize minority interests, previously classified within liabilities, as noncontrolling interests reported as a component of consolidated equity on the balance sheet, and to
           o include total income in net income, with separate disclosure on the face of the consolidated income statement of the attribution of income between controlling and noncontrolling interests.

        As a result, total equity at December 31, 2008 increased by $2,896.9 million, representing noncontrolling interest, and total liabilities at December 31, 2008 decreased by $2,896.9 million as a result of the elimination of minority interest. Additionally, for the year 2008 and 2007 respectively, (loss) earnings from continuing operations, net of income taxes increased by $470.0 million and $702.9 million and net earnings attributable to the noncontrolling interest increased by $470.0 million and $702.9 million.

        On a prospective basis, beginning January 1, 2009, this guidance required that increases and decreases in noncontrolling interests be accounted for as equity transactions with any difference between proceeds of a purchase or issuance of noncontrolling interests recognized as a change to the controlling entity's equity instead of current period gains/losses in the consolidated income statement. Only when the controlling entity loses control and deconsolidates a subsidiary will a gain or loss be recognized. The Emerging Issues Task Force ("EITF") subsequently issued related guidance to clarify that insurers would not be required to include majority owned investments when the ownership is through a Separate Account in the insurance company's evaluation of whether to consolidated such investments. This consensus is expected to be considered for finalization during the March 2010 EITF meeting.

        Effective January 1, 2009, the Company adopted new guidance for business combinations to be applied prospectively for all future acquisitions. While retaining the requirement to use purchase accounting for all business combinations, this guidance's new rules include the following:
          o The acquirer will recognize 100% of the fair values of acquired assets and assumed liabilities (with few exceptions) upon initially obtaining control of the target company, and any noncontrolling interest;
          o Contingent consideration will be included in the purchase price consideration on a fair value basis while transaction costs will be expensed as incurred; and
          o Costs expected to be incurred to effect a restructuring plan will be recognized as post-combination expenses.

        Beginning second quarter 2009, the Company implemented the new guidance that modified the recognition guidance for other-than-temporary impairments ("OTTI") of debt securities to make it more operational and expanded the presentation and disclosure of OTTI on debt and equity securities in the financial statements. For Available for Sale ("AFS") debt securities in an unrealized loss position, the total fair value loss is to be recognized in earnings as an OTTI if management intends to sell the debt security or more-likely-than-not will be required to sell the debt security before its anticipated recovery. If these criteria are not met, both qualitative and quantitative assessments are required to evaluate the security's collectability and determine whether an OTTI is considered to have occurred.

        The guidance required only the credit loss component of any resulting OTTI to be recognized in earnings, as measured by the shortfall of the present value of the cash flows expected to be collected as compared to the amortized cost basis of the security, while the remainder of the fair value loss is recognized in other comprehensive income ("OCI"). In periods subsequent to the recognition of an OTTI, the debt security is accounted for as if it had been purchased on the measurement date of the OTTI, with an amortized cost basis reduced by the amount of the OTTI recognized in earnings.

        As required by the transition provisions of this guidance, at April 1, 2009, a cumulative effect adjustment was calculated for all AFS debt securities held for which an OTTI previously was recognized and for which there was no intention or likely requirement to sell the security before recovery of its amortized cost. This resulted in an increase to Retained earnings of $62.0 million at that date with a corresponding decrease to Accumulated other comprehensive income ("AOCI") to reclassify the noncredit portion of these previously recognized OTTI amounts. In addition, at April 1, 2009, the amortized cost basis of the AFS debt securities impacted by the reclassification adjustment was increased by $115.5 equal to the amount of the cumulative effect adjustment, pre-DAC and tax. The fair value of AFS debt securities at April 1, 2009 was unchanged as a result of the implementation of this guidance.

        (Loss) earnings from continuing operations, net of income taxes, and Net
        (loss) earnings attributable to AXA Equitable for 2009 reflected increases of $5.9 million, from recognition in OCI of the noncredit portions of OTTI subsequent to initial implementation of this guidance at April 1, 2009. The consolidated financial statements have been modified to separately present the total OTTI recognized in Investment (losses) gains, net, with an offset for the amount of noncredit OTTI recognized in OCI, on the face of the consolidated statements of earnings, and to present the OTTI recognized in AOCI on the face of the consolidated statements of equity and comprehensive income for all periods subsequent to implementation of this guidance. In addition, Note 3 has been expanded to include new disclosures about OTTI for debt securities regarding expected cash flows, and credit losses, including the methodologies and significant inputs used to determine those amounts.

        Effective April 1, 2009, the Company implemented additional guidance related to fair value measurements and disclosures when the volume and level of market activity for the asset or liability have significantly decreased in relation to normal market activity. This modification retains the "exit price" objective of fair value measurement and provides specific factors to consider for distinguishing distressed or forced transactions not determinative of fair value from orderly transactions between market participants under prevailing market conditions. Beginning in fourth quarter 2008, the Company concluded under previous guidance, that markets for certain commercial mortgage-backed securities ("CMBS") were inactive and, consequently, changed its methodology for measuring the fair value of the CMBS to minimize reliance on market trading activity and the pricing of isolated transactions. Implementation of the revised guidance did not have an impact on the Company's consolidated results of operations or financial position. At December 31, 2009 and 2008, the fair value of the Company's CMBS portfolio was $1,489.8 million and $1,674.7 million, respectively.

        Effective December 31, 2009, the Company implemented the FASB's amended guidance on Employers' Disclosures about Pension and Other Postretirement Benefits which required additional disclosures about plan assets, including more granular disclosure of asset classes, investment strategies and allocations, and measurements of fair value.

        Effective January 1, 2008, the Company implemented new guidance which established a single authoritative definition of fair value, set out a framework for measuring fair value, and required additional disclosures about fair value measurements. It applies only to fair value measurements that were already required or permitted under U.S. GAAP, except for measurements of share-based payments and measurements that are similar to, but not intended to be, fair value. Fair value is the exchange price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. The Company's implementation of this guidance at January 1, 2008 required only a remeasurement of the fair value of the Guaranteed Minimum Income Benefit ("GMIB") reinsurance asset, resulting in an increase in net income of $68.8 million, related to an increase in the fair value of the GMIB reinsurance asset of $210.6 million, offset by increased DAC amortization of $104.7 million and increased Federal income taxes of $37.1 million. This increase in the GMIB reinsurance asset's fair value was due primarily to updates to the capital markets assumptions and risk margins, reflective of market participant assumptions required by the exit value model of this guidance.

        Effective January 1, 2008, new guidance permitted entities to elect to measure existing eligible financial assets and liabilities at fair value under the "fair value option." The objective was to provide entities with the opportunity to mitigate volatility in reported earnings caused by measuring related assets and liabilities differently without having to apply complex hedge accounting provisions. Management elected not to adopt the fair value option.

        On February 12, 2008, the FASB deferred the effective date of the fair value framework for one year for all non-financial assets and non-financial liabilities, including goodwill and other intangible assets, except for those items that are recognized or disclosed at fair value on a recurring basis (at least annually). This deferral delayed the application of this guidance to the Company's annual impairment testing of goodwill and other intangible assets until December 31, 2009. The adoption of this guidance did not have a significant impact on the methodologies, assumptions, or inputs used by the Company to measure fair value for these impairment assessments.

        Effective December 31, 2008, the Company adopted the new guidance for beneficial interests in securitized financial assets. This guidance conformed the other-than-temporary impairment assessment for interests in securitized financial assets to the model applicable to all other debt securities by permitting reasonable management judgment of the probability to collect all projected cash flows. Debt securities with amortized cost and fair values of approximately $1,631.1 million and $1,154.9 million, respectively at December 31, 2009 and $1,616.8 million and $1,156.3, respectively at December 31, 2008 were subject to this amendment. Adoption of this guidance had no impact on the Company's consolidated results of operations or financial position.

        On January 1, 2007, the Company adopted new guidance for accounting by insurance enterprises for deferred acquisition costs in connection with modifications or exchanges of insurance contracts. This guidance requires identification of transactions that result in a substantial change in an insurance contract. Transactions subject to review include internal contract exchanges, contract modifications via amendment, rider or endorsement and elections of benefits, features or rights contained within the contract. If determined that a substantial change has occurred, the related deferred policy acquisition costs ("DAC") and other related balances must be written off. The adoption of this guidance did not have a material impact on AXA Financial Group's consolidated results of operations or financial position.

        New Accounting Pronouncements
        -----------------------------

        On June 12, 2009, the FASB issued new guidance that eliminates the concept of qualifying special-purpose entities ("QSPEs") and their exemption from consolidation in the financial statements of a transferor of financial assets. In addition, the new guidance modifies and clarifies the conditions for derecognition of transferred financial assets, including partial transfers and subsequent measurement of retained interests. Enhanced disclosure also is required about financial asset transfers and any continuing involvement of the transferor. For calendar-year consolidated financial statements, such as those of the Company, this new guidance is effective for interim and annual reporting periods beginning January 1, 2010. Management does not expect the implementation will have a material effect on the Company's consolidated financial statements.

        Also issued by the FASB on June 12, 2009 was new guidance that modifies the approach and increases the frequency for assessing whether a VIE must be consolidated and requires additional disclosures about an entity's involvement with VIEs. The guidance removes the quantitative-based risks-and-rewards calculation for identifying the primary beneficiary and, instead, requires a variable-interest holder to qualitatively assess whether it has a controlling financial interest in a VIE, without consideration of kick-out and participating rights unless unilaterally held. Continuous reassessments of whether an enterprise is the primary beneficiary of a VIE are required. For calendar-year consolidated financial statements, such as the Company, this new guidance is effective for interim and annual reporting periods beginning January 1, 2010; earlier application is prohibited. At the date of initial adoption, all existing consolidation conclusions are required to be recalculated under the new guidance, resulting in the reassessment of certain VIEs in which AllianceBernstein has a minimal financial ownership interest for potential consolidated presentation in the Company's consolidated financial statements, with corresponding offsets to noncontrolling interest. However, on December 4, 2009, in response to concerns raised by the asset management industry, the FASB issued an amendment deferring the effective date of this guidance as would be applied to certain investment funds and for which many of Alliance Bernstein's VIEs likely will be eligible. Management is currently evaluating the impact this new guidance may have on the Company. The adoption of this guidance may require that a significant amount of assets, liabilities, revenues and expenses of certain VIEs in which the Company has a minimal financial ownership interest be included in its consolidated financial statements, with corresponding offsets to noncontrolling interest.

        Closed Block
        ------------

        As a result of demutualization, the Closed Block was established in 1992 for the benefit of certain individual participating policies that were in force on that date. Assets, liabilities and earnings of the Closed Block are specifically identified to support its participating policyholders.

        Assets allocated to the Closed Block inure solely to the benefit of the Closed Block policyholders and will not revert to the benefit of AXA Equitable. No reallocation, transfer, borrowing or lending of assets can be made between the Closed Block and other portions of AXA Equitable's General Account, any of its Separate Accounts or any affiliate of AXA Equitable without the approval of the Superintendent of The New York State Insurance Department (the "Superintendent"). Closed Block assets and liabilities are carried on the same basis as similar assets and liabilities held in the General Account.

        The excess of Closed Block liabilities over Closed Block assets (adjusted to exclude the impact of related amounts in accumulated other comprehensive income) represents the expected maximum future post-tax earnings from the Closed Block that would be recognized in income from continuing operations over the period the policies and contracts in the Closed Block remain in force. As of January 1, 2001, the Company has developed an actuarial calculation of the expected timing of the Closed Block earnings.

        If the actual cumulative earnings from the Closed Block are greater than the expected cumulative earnings, only the expected earnings will be recognized in net income. Actual cumulative earnings in excess of expected cumulative earnings at any point in time are recorded as a policyholder dividend obligation because they will ultimately be paid to Closed Block policyholders as an additional policyholder dividend unless offset by future performance that is less favorable than originally expected. If a policyholder dividend obligation has been previously established and the actual Closed Block earnings in a subsequent period are less than the expected earnings for that period, the policyholder dividend obligation would be reduced (but not below zero). If, over the period the policies and contracts in the Closed Block remain in force, the actual cumulative earnings of the Closed Block are less than the expected cumulative earnings, only actual earnings would be recognized in income from continuing operations. If the Closed Block has insufficient funds to make guaranteed policy benefit payments, such payments will be made from assets outside the Closed Block.

        Many expenses related to Closed Block operations, including amortization of DAC, are charged to operations outside of the Closed Block; accordingly, net revenues of the Closed Block do not represent the actual profitability of the Closed Block operations. Operating costs and expenses outside of the Closed Block are, therefore, disproportionate to the business outside of the Closed Block.

        Investments
        -----------

        The carrying values of fixed maturities classified as available for sale are reported at fair value. Changes in fair value are reported in comprehensive income. The amortized cost of fixed maturities is adjusted for impairments in value deemed to be other than temporary which are recognized in Investment (losses) gains, net. The redeemable preferred stock investments that are reported in fixed maturities include real estate investment trusts ("REIT"), perpetual preferred stock, and redeemable preferred stock. These securities may not have a stated maturity, may not be cumulative and do not provide for mandatory redemption by the issuer.

        The Company determines the fair value of fixed maturities and equity securities based upon quoted prices in active markets, when available, or through the use of alternative approaches when market quotes are not readily accessible or available. These alternative approaches include matrix or model pricing and use of independent pricing services, each supported by reference to principal market trades or other observable market assumptions for similar securities. More specifically, the matrix pricing approach to fair value is a discounted cash flow methodology that incorporates market interest rates commensurate with the credit quality and duration of the investment.

        The Company's management, with the assistance of its investment advisors, monitors the investment performance of its portfolio and reviews AFS securities with unrealized losses for OTTI. Integral to this review is an assessment made each quarter, on a security-by-security basis, by the Company's Investments Under Surveillance Committee, of various indicators of credit deterioration to determine whether the investment security is expected to recover. This assessment includes, but is not limited to, consideration of the duration and severity of the unrealized loss, failure, if any, of the issuer of the security to make scheduled payments, actions taken by rating agencies, adverse conditions specifically related to the security or sector, the financial strength, liquidity, and continued viability of the issuer and, for equity securities only, the intent and ability to hold the investment until recovery, and results in identification of specific securities for which OTTI is recognized.

        If there is no intent to sell or likely requirement to dispose of the fixed maturity security before its recovery, only the credit loss component of any resulting OTTI is recognized in earnings and the remainder of the fair value loss is recognized in OCI. The amount of credit loss is the shortfall of the present value of the cash flows expected to be collected as compared to the amortized cost basis of the security. The present value is calculated by discounting management's best estimate of projected future cash flows at the effective interest rate implicit in the debt security prior to impairment. Projections of future cash flows are based on assumptions regarding probability of default and estimates regarding the amount and timing of recoveries. These assumptions and estimates require use of management judgment and consider internal credit analyses as well as market observable data relevant to the collectability of the security. For mortgage and asset-backed securities, projected future cash flows also include assumptions regarding prepayments and underlying collateral value.

        Mortgage loans on real estate are reported at their unpaid principal balances, net of unamortized discounts and valuation allowances. Valuation allowances are based on the present value of expected future cash flows discounted at the loan's original effective interest rate or on its collateral value if the loan is collateral dependent. However, if foreclosure is or becomes probable, the collateral value measurement method is used.

        Impaired mortgage loans without provision for losses are loans where the fair value of the collateral or the net present value of the expected future cash flows related to the loan equals or exceeds the recorded investment. Interest income earned on loans where the collateral value is used to measure impairment is recorded on a cash basis. Interest income on loans where the present value method is used to measure impairment is accrued on the net carrying value amount of the loan at the interest rate used to discount the cash flows. Changes in the present value attributable to changes in the amount or timing of expected cash flows are reported as investment gains or losses.

        Mortgage loans on real estate are placed on nonaccrual status once management believes the collection of accrued interest is doubtful. Once mortgage loans on real estate are classified as nonaccrual loans, interest income is recognized under the cash basis of accounting and the resumption of the interest accrual would commence only after all past due interest has been collected or the mortgage loan on real estate has been restructured to where the collection of interest is considered likely.

        Real estate held for the production of income, including real estate acquired in satisfaction of debt, is stated at depreciated cost less valuation allowances. At the date of foreclosure (including in-substance foreclosure), real estate acquired in satisfaction of debt is valued at estimated fair value. Impaired real estate is written down to fair value with the impairment loss being included in Investment (losses) gains, net.

        Depreciation of real estate held for production of income is computed using the straight-line method over the estimated useful lives of the properties, which generally range from 40 to 50 years.

        Policy loans are stated at unpaid principal balances.

        Partnerships, investment companies and joint venture interests that the Company has control of and has a majority economic interest in (that is, greater than 50% of the economic return generated by the entity) or those that meet the requirements for consolidation under accounting guidance for consolidation of VIEs, are consolidated. Those that the Company does not have control of and does not have a majority economic interest in and those that do not meet the VIE requirements for consolidation are reported on the equity basis of accounting and are reported either with equity real estate or other equity investments, as appropriate. The Company records its interests in certain of these partnerships on a one quarter lag.

        Equity securities, which include common stock, and non-redeemable preferred stock classified as available for sale securities, are carried at fair value and are included in other equity investments with changes in fair value reported in comprehensive income (loss).

        Trading securities, which include equity securities and fixed maturities, are carried at fair value based on quoted market prices, with unrealized gains and losses reported in Net earnings.

        Corporate owned life insurance ("COLI") is purchased by the Company on the lives of certain key employees; certain subsidiaries of the Company are named as beneficiaries under these policies. COLI is carried at the cash surrender value of the policies. At December 31, 2009 and 2008, the carrying value of COLI was $720.2 million and $687.3 million, respectively, and is reported in Other invested assets in the consolidated balance sheets.

        Short-term investments are reported at amortized cost that approximates fair value and are included with other invested assets.

        Cash and cash equivalents includes cash on hand, demand deposits, money market accounts, overnight commercial paper and highly liquid debt instruments purchased with an original maturity of three months or less. Due to the short-term nature of these investments, the recorded value is deemed to approximate fair value.

        All securities owned, including United States government and agency securities, mortgage-backed securities and futures and forwards transactions, are reported in the consolidated financial statements on a trade date basis.

        Derivatives
        -----------

        The Company has issued and continues to offer certain variable annuity products with Guaranteed Minimum Death Benefit ("GMDB"), GMIB and Guaranteed Withdrawal Benefit For Life ("GWBL") features. The risk associated with the GMDB feature is that under-performance of the financial markets could result in GMDB benefits, in the event of death, being higher than what accumulated policyholder account balances would support. The risk associated with the GMIB/GWBL feature is that under-performance of the financial markets could result in GMIB/GWBL benefits, in the event of elections, being higher than what accumulated policyholders account balances would support. The Company uses derivatives for asset/liability risk management primarily to reduce exposures to equity market declines and interest rate fluctuations. Derivative hedging strategies are designed to reduce these risks from an economic perspective while also considering their impacts on accounting results. Operation of these hedging programs is based on models involving numerous estimates and assumptions, including, among others, mortality, lapse, surrender and withdrawal rates, election rates, market volatility and interest rates.

        A wide range of derivative contracts are used in these hedging programs, including exchange traded equity and interest rate futures contracts, total return and/or other equity swaps, interest rate swap and floor contracts and swaptions. For both GMDB and GMIB, the Company retains basis and most volatility risk and risk associated with actual versus expected assumptions for mortality, lapse, surrender, withdrawal and contractholder election rates, among other things. The derivative contracts are managed to correlate with changes in the value of the GMDB and GMIB feature that result from financial markets movements. In addition, the Company has purchased reinsurance contracts to mitigate the risks associated with the impact of potential market fluctuations on future policyholder elections of GMIB features contained in certain annuity contracts issued by the Company.

        Reinsurance contracts covering GMIB exposure, as well as the GWBL features are considered derivatives for accounting purposes and, therefore, must be reported in the balance sheet at their fair value. GMIB reinsurance and GWBL features' fair values are reported in the consolidated balance sheets in Other assets and Future policy benefits and other policyholders liabilities, respectively. None of the derivatives used in these programs were designated as qualifying hedges under the guidance for derivatives and hedging. All gains (losses) on derivatives are reported in Net investment income in the consolidated statements of earnings except those resulting from changes in the fair values of the embedded derivatives: the GWBL features are reported in Policyholder's benefits, and the GMIB reinsurance contracts are reported on a separate line in the consolidated statement of earnings, respectively.

        In addition to its hedging program that seeks to mitigate economic exposures specifically related to variable annuity contracts with GMDB, GMIB, and GWBL features, beginning in fourth quarter 2008 and continuing in 2009, the Company implemented hedging programs to provide additional protection against the adverse effects of equity market and interest rate declines on its statutory liabilities.

        Margins (or "spreads") on interest-sensitive life insurance and annuity contracts are affected by interest rate fluctuations as the yield on portfolio investments, primarily fixed maturities, are intended to support required payments under these contracts, including interest rates credited to their policy and contract holders. The Company currently uses interest rate floors to reduce the risk associated with minimum crediting rate guarantees on these interest-sensitive contracts.

        The Company may be exposed to credit-related losses in the event of nonperformance by counterparties to derivative financial instruments. The Company controls and minimizes its counterparty exposure through a credit appraisal and approval process. In addition, the Company has executed various collateral arrangements with counterparties to over-the-counter derivative transactions that require both pledging and accepting collateral either in the form of cash or high-quality securities, such as Treasuries or those issued by government agencies. At December 31, 2009, the Company held $694.7 million in cash collateral delivered by trade counterparties, representing the fair value of the related derivative agreements. This unrestricted cash collateral is reported in Cash and cash equivalents, and the obligation to return it is reported in Other liabilities in the consolidated balance sheets.

        At December 31, 2009, the Company had open exchange-traded futures positions on the S&P 500, Russell 1000, NASDAQ 100 and Emerging Market indices, having initial margin requirements of $266.4 million. At December 31, 2009, the Company had open exchange-traded futures positions on the 10-year and 30-year U.S. Treasury Note, having initial margin requirements of $59.5 million. At that same date, the Company had open exchange-trade future positions on the Euro Stoxx, FTSE 100, European, Australasia, Far East ("EAFE") and Topix indices as well as corresponding currency futures on the Euro/U.S. dollar, Yen/U.S. dollar and Pound/U.S. dollar, having initial margin requirements of $2.0 million. All exchange-traded futures contracts are net cash settled daily. All outstanding equity-based and treasury futures contracts at December 31, 2009 are exchange-traded and net settled daily in cash.

        Although notional amount is the most commonly used measure of volume in the derivatives market, it is not used as a measure of credit risk. Generally, the current credit exposure of the Company's derivative contracts is limited to the net positive estimated fair value of derivative contracts at the reporting date after taking into consideration the existence of netting agreements and any collateral received pursuant to credit support annexes. A derivative with positive value (a derivative asset) indicates existence of credit risk because the counterparty would owe money to the Company if the contract were closed. Alternatively, a derivative contract with negative value (a derivative liability) indicates the Company would owe money to the counterparty if the contract were closed. However, generally if there is more than one derivative transaction with a single counterparty, a master netting arrangement exists with respect to derivative transactions with that counterparty to provide for net settlement.

        Certain of the Company's standardized contracts for over-the-counter derivative transactions ("ISDA Master Agreements") contain credit risk related contingent provisions related to its credit rating. In some ISDA Master Agreements, if the credit rating falls below a specified threshold, either a default or a termination event permitting the counterparty to terminate the ISDA Master Agreement would be triggered. In all agreements that provide for collateralization, various levels of collateralization of net liability positions are applicable, depending upon the credit rating of the counterparty. The aggregate fair value of all collateralized derivative transactions that were in a liability position at December 31, 2009, was $598.3 million, for which the Company had posted collateral of $632.3 million in the normal operation of its collateral arrangements. If the investment grade related contingent features had been triggered on December 31, 2009, the Company would not have been required to post any additional collateral to its counterparties.

        Net Investment (Loss) Income, Investment (Losses) Gains, Net and Unrealized Investment Gains (Losses)
        ----------------------------------------------------------------

        Net investment income and realized investment (losses) gains, net (together, "investment results") related to certain participating group annuity contracts which are passed through to the contractholders are offset by amounts reflected as interest credited to policyholders' account balances.

        Realized investment gains (losses) are determined by identification with the specific asset and are presented as a component of revenue. Changes in the valuation allowances are included in Investment (losses) gains, net.

        Realized and unrealized holding gains (losses) on trading securities are reflected in Net investment income.

        Unrealized investment gains (losses) on fixed maturities and equity securities available for sale held by the Company are accounted for as a separate component of accumulated comprehensive income, net of related deferred income taxes, amounts attributable to certain pension operations, Closed Block's policyholders dividend obligation, DAC related to universal life policies, investment-type products and participating traditional life policies.

        Fair Value of Other Financial Instruments
        -----------------------------------------

        Fair value is defined as the exchange price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. The accounting guidance established a fair value hierarchy that requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value, and identifies three levels of inputs that may be used to measure fair value:

          Level 1 Quoted prices for identical instruments in active markets. Level 1 fair values generally are supported by market transactions that occur with sufficient frequency and volume to provide pricing information on an ongoing basis.
          Level 2 Observable inputs other than Level 1 prices, such as quoted prices for similar instruments, quoted prices in markets that are not active, and inputs to model-derived valuations that are directly observable or can be corroborated by observable market data.
          Level 3 Unobservable inputs supported by little or no market activity and often requiring significant management judgment or estimation, such as an entity's own assumptions about the cash flows or other significant components of value that market participants would use in pricing the asset or liability.

        At December 31, 2009, investments classified as Level 1 comprise approximately 74.0% of invested assets measured at fair value on a recurring basis and primarily include redeemable preferred stock, cash and cash equivalents and Separate Accounts assets. Fair value measurements classified as Level 1 include exchange-traded prices of fixed maturities, equity securities and derivative contracts, and net asset values for transacting subscriptions and redemptions of mutual fund shares held by Separate Accounts. Cash equivalents classified as Level 1 include money market accounts, overnight commercial paper and highly liquid debt instruments purchased with an original maturity of three months or less, and are carried at cost as a proxy for fair value measurement due to their short-term nature.

        At December 31, 2009, investments classified as Level 2 comprise approximately 23.5% of invested assets measured at fair value on a recurring basis and primarily include U.S. government and agency securities and certain corporate debt securities, such as private fixed maturities. As market quotes generally are not readily available or accessible for these securities, their fair value measures are determined utilizing relevant information generated by market transactions involving comparable securities and often are based on model pricing techniques that effectively discount prospective cash flows to present value using appropriate sector-adjusted credit spreads commensurate with the security's duration, also taking into consideration issuer-specific credit quality and liquidity. These valuation methodologies have been studied and evaluated by the Company and the resulting prices determined to be representative of exit values. Segregated securities classified as Level 2 are U.S. Treasury Bills segregated by AllianceBernstein in a special reserve bank custody account for the exclusive benefit of brokerage customers, as required by Rule 15c3-3 of the Exchange Act and for which fair values are based on quoted yields in secondary markets.

        Observable inputs generally used to measure the fair value of securities classified as Level 2 include benchmark yields, reported secondary trades, broker-dealer quotes, issuer spreads, benchmark securities, bids, offers, and reference data. Additional observable inputs are used when available, and as may be appropriate, for certain security types, such as prepayment, default, and collateral information for the purpose of measuring the fair value of mortgage- and asset-backed securities. At December 31, 2009, approximately $1,907.7 million of AAA-rated mortgage- and asset-backed securities are classified as Level 2, including commercial mortgage obligations, for which the observability of market inputs to their pricing models is supported by sufficient, albeit more recently contracted, market activity in these sectors.

        As disclosed in Note 3, the net fair value of freestanding derivative positions is approximately $168.8 million at December 31, 2009, or approximately 11.4% of Other invested assets measured at fair value on a recurring basis. The majority of these derivative contracts is traded in the over-the-counter ("OTC") derivative market and is classified in Level 2. The fair values of derivative assets and liabilities traded in the OTC market are determined using quantitative models that require use of the contractual terms of the derivative instruments and multiple market inputs, including interest rates, prices, and indices to generate continuous yield or pricing curves and volatility factors, which then are applied to value the positions. The predominance of market inputs is actively quoted and can be validated through external sources or reliably interpolated if less observable.

        The credit risk of the counterparty and of the Company are considered in determining the fair values of all OTC derivative asset and liability positions, respectively, after taking into account the effects of master netting agreements and collateral arrangements. Each reporting period, the Company values its derivative positions using the standard swap curve and evaluates whether to adjust the embedded credit spread to reflect changes in counterparty or its own credit standing. As a result, the Company reduced the fair value of its OTC derivative asset exposures by $2.2 million at December 31, 2009 to recognize incremental counterparty non-performance risk. The unadjusted swap curve was determined to be reflective of the non-performance risk of the Company for purpose of determining the fair value of its OTC liability positions at June 30, 2009.

        At December 31, 2009, investments classified as Level 3 comprise approximately 2.5% of invested assets measured at fair value on a recurring basis and primarily include corporate debt securities, such as private fixed maturities. Determinations to classify fair value measures within Level 3 of the valuation hierarchy generally are based upon the significance of the unobservable factors to the overall fair value measurement. Included in the Level 3 classification at December 31, 2009 were approximately $365.2 million of fixed maturities with indicative pricing obtained from brokers that otherwise could not be corroborated to market observable data. The Company applies various due-diligence procedures, as considered appropriate, to validate these non-binding broker quotes for reasonableness, based on its understanding of the markets, including use of internally-developed assumptions about inputs a market participant would use to price the security. In addition, approximately $1,706.9 million of mortgage- and asset-backed securities, including CMBS, are classified as Level 3 at December 31, 2009. Prior to fourth quarter 2008, pricing of the CMBS was sourced from a third-party service, whose process placed significant reliance on market trading activity. Beginning in fourth quarter 2008, the lack of sufficient observable trading data made it difficult, at best, to validate prices of CMBS below the senior AAA tranche. Consequently, the Company instead applied a risk-adjusted present value technique to the projected cash flows of these securities, as adjusted for origination year, default metrics, and level of subordination, with the objective of maximizing observable inputs, and weighted the result with a 10% attribution to pricing sourced from the third party service. At December 31, 2009, the company continued to apply this methodology to measure the fair value of CMBS below the senior AAA tranche, having demonstrated ongoing insufficient frequency and volume of observable trading activity in these securities.

        Level 3 also includes the GMIB reinsurance asset and the GWBL features' liability, which are accounted for as derivative contracts. The GMIB reinsurance asset's fair value reflects the present value of reinsurance premiums and recoveries and risk margins over a range of market consistent economic scenarios while the GWBL related liability reflects the present value of expected future payments (benefits) less fees, adjusted for risk margins, attributable to the GWBL feature over a range of market-consistent economic scenarios. The valuations of both the GMIB asset and GWBL features' liability incorporate significant non-observable assumptions related to policyholder behavior, risk margins and projections of equity Separate Account funds consistent with the S&P 500 Index. Using methodology similar to that described for measuring non-performance risk of OTC derivative exposures, incremental adjustment is made to the resulting fair values of the GMIB asset to reflect changes in the claims-paying ratings of counterparties to the reinsurance treaties and of AXA Equitable, respectively. After giving consideration to collateral arrangements, the Company reduced the fair value of its GMIB asset by $44.8 million at December 31, 2009 to recognize incremental counterparty non-performance risk. The unadjusted swap curve was determined to be reflective of the AA quality claims-paying rating of AXA Equitable, therefore, no incremental adjustment was made for non-performance risk for purpose of determining the fair value of the GWBL features' liability embedded derivative at December 31, 2009.

        The Company defines fair value as the quoted market prices for those instruments that are actively traded in financial markets. In cases where quoted market prices are not available, fair values are measured using present value or other valuation techniques. The fair value determinations are made at a specific point in time, based on available market information and judgments about the financial instrument, including estimates of the timing and amount of expected future cash flows and the credit standing of counterparties. Such adjustments do not reflect any premium or discount that could result from offering for sale at one time the Company's entire holdings of a particular financial instrument, nor do they consider the tax impact of the realization of unrealized gains or losses. In many cases, the fair values cannot be substantiated by comparison to independent markets, nor can the disclosed value be realized in immediate settlement of the instrument.

        Fair value measurements are required on a non-recurring basis for certain assets, including goodwill, mortgage loans on real estate, equity real estate held for production of income, and equity real estate held for sale, only when an other-than-temporary impairment or other event occurs. When such fair value measurements are recorded, they must be classified and disclosed within the fair value hierarchy. In 2009 and 2008, no assets were measured at fair value on a non-recurring basis.

        Certain financial instruments are excluded from fair value disclosures, particularly insurance liabilities other than financial guarantees and investment contracts. Fair market values of off-balance-sheet financial instruments of the Insurance Group were not material at December 31, 2009 and 2008.

        Fair values for mortgage loans on real estate are measured by discounting future contractual cash flows using interest rates at which loans with similar characteristics and credit quality would be made. Fair values for foreclosed mortgage loans and problem mortgage loans are limited to the fair value of the underlying collateral if lower.

        Other limited partnership interests and other equity investments, including interests in investment companies, are accounted for under the equity method.

        The fair values for the Company's association plan contracts, supplementary contracts not involving life contingencies ("SCNILC"), deferred annuities and certain annuities, which are included in Policyholders' account balances, and guaranteed interest contracts are estimated using projected cash flows discounted at rates reflecting current market rates.

        Fair values for long-term debt are determined using published market values, when available, or contractual cash flows discounted at market interest rates. The fair values for non-recourse mortgage debt are determined by discounting contractual cash flows at a rate that takes into account the level of current market interest rates and collateral risk. The fair values for recourse mortgage debt are determined by discounting contractual cash flows at a rate based upon current interest rates of other companies with credit ratings similar to the Company. The Company's fair value of short-term borrowings approximates its carrying value. The fair values of the Company's borrowing and lending arrangements with AXA affiliated entities are determined in the same manner as herein described for such transactions with third-parties.

        Recognition of Insurance Income and Related Expenses
        ----------------------------------------------------

        Premiums from universal life and investment-type contracts are reported as deposits to policyholders' account balances. Revenues from these contracts consist of fees assessed during the period against policyholders' account balances for mortality charges, policy administration charges and surrender charges. Policy benefits and claims that are charged to expense include benefit claims incurred in the period in excess of related policyholders' account balances.

        Premiums from participating and non-participating traditional life and annuity policies with life contingencies generally are recognized in income when due. Benefits and expenses are matched with such income so as to result in the recognition of profits over the life of the contracts. This match is accomplished by means of the provision for liabilities for future policy benefits and the deferral and subsequent amortization of policy acquisition costs.

        For contracts with a single premium or a limited number of premium payments due over a significantly shorter period than the total period over which benefits are provided, premiums are recorded as revenue when due with any excess profit deferred and recognized in income in a constant relationship to insurance in-force or, for annuities, the amount of expected future benefit payments.

        Premiums from individual health contracts are recognized as income over the period to which the premiums relate in proportion to the amount of insurance protection provided.

        DAC
        ---

        Acquisition costs that vary with and are primarily related to the acquisition of new and renewal insurance business, including commissions, underwriting, agency and policy issue expenses, are deferred. DAC is subject to recoverability testing at the time of policy issue and loss recognition testing at the end of each accounting period.

        For universal life and investment-type products, DAC is amortized over the expected total life of the contract group as a constant percentage of estimated gross profits arising principally from investment results, Separate Account fees, mortality and expense margins and surrender charges based on historical and anticipated future experience, updated at the end of each accounting period. When estimated gross profits are expected to be negative for multiple years of a contract's total life, DAC is amortized using the present value of estimated assessments. The effect on the amortization of DAC of revisions to estimated gross profits or assessments is reflected in earnings in the period such estimated gross profits or assessments are revised. A decrease in expected gross profits or assessments would accelerate DAC amortization. Conversely, an increase in expected gross profits or assessments would slow DAC amortization. The effect on the DAC asset that would result from realization of unrealized gains (losses) is recognized with an offset to accumulated comprehensive income in consolidated equity as of the balance sheet date.

        A significant assumption in the amortization of DAC on variable and interest-sensitive life insurance and variable annuities relates to projected future Separate Account performance. Management sets estimated future gross profit or assessment assumptions related to Separate Account performance using a long-term view of expected average market returns by applying a reversion to the mean approach. In applying this approach to develop estimates of future returns, it is assumed that the market will return to an average gross long-term return estimate, developed with reference to historical long-term equity market performance and subject to assessment of the reasonableness of resulting estimates of future return assumptions. For purposes of making this reasonableness assessment, management has set limitations as to maximum and minimum future rate of return assumptions, as well as a limitation on the duration of use of these maximum or minimum rates of return. At December 31, 2009, the average gross short-term and long-term annual return estimate is 9.0% (6.9% net of product weighted average Separate Account fees), and the gross maximum and minimum annual rate of return limitations are 15.0% (12.9% net of product weighted average Separate Account fees) and 0% ((2.1%) net of product weighted average Separate Account fees), respectively. The maximum duration over which these rate limitations may be applied is 5 years. This approach will continue to be applied in future periods. If actual market returns continue at levels that would result in assuming future market returns of 15.0% for more than 5 years in order to reach the average gross long-term return estimate, the application of the 5 year maximum duration limitation would result in an acceleration of DAC amortization. Conversely, actual market returns resulting in assumed future market returns of 0.0% for more than 5 years would result in a required deceleration of DAC amortization. As of December 31, 2009, current projections of future average gross market returns assume a 0% annualized return for the next five quarters, which is within the maximum and minimum limitations, and assume a reversion to the mean of 9% after eight quarters.

        At the end of each accounting period, the present value of estimated gross profits or assessments is updated based on historical and anticipated future experience. Due primarily to the significant reduction in Separate Accounts balances during 2008 and a change in the estimate of average gross short-term annual return on Separate Account balances to 9.0%, future estimated gross profits for certain issue years for the Accumulator(R) products were expected to be negative as the increases in the fair values of derivatives used to hedge certain risks related to these products are recognized in current earnings while the related reserves do not fully and immediately reflect the impact of equity and interest market fluctuations. As required under U.S. GAAP, for those issue years with future estimated negative gross profits, the DAC amortization method was permanently changed in fourth quarter 2008 from one based on estimated gross profits to one based on estimated account balances for the Accumulator(R) products, subject to loss recognition test.

        In addition, projections of future mortality assumptions related to variable and interest-sensitive life products are based on a long-term average of actual experience. This assumption is updated quarterly to reflect recent experience as it emerges. Improvement of life mortality in future periods from that currently projected would result in future deceleration of DAC amortization. Conversely, deterioration of life mortality in future periods from that currently projected would result in future acceleration of DAC amortization. Generally, life mortality experience has been improving in recent years.

        Other significant assumptions underlying gross profit estimates relate to contract persistency and General Account investment spread.

        For participating traditional life policies (substantially all of which are in the Closed Block), DAC is amortized over the expected total life of the contract group as a constant percentage based on the present value of the estimated gross margin amounts expected to be realized over the life of the contracts using the expected investment yield. At December 31, 2009, the average rate of assumed investment yields, excluding policy loans, was 6.23% grading to 5.5% over 10 years. Estimated gross margin includes anticipated premiums and investment results less claims and administrative expenses, changes in the net level premium reserve and expected annual policyholder dividends. The effect on the accumulated amortization of DAC of revisions to estimated gross margins is reflected in earnings in the period such estimated gross margins are revised. The effect on the DAC asset that would result from realization of unrealized gains (losses) is recognized with an offset to accumulated comprehensive income in consolidated equity as of the balance sheet date.

        For non-participating traditional life policies, DAC is amortized in proportion to anticipated premiums. Assumptions as to anticipated premiums are estimated at the date of policy issue and are consistently applied during the life of the contracts. Deviations from estimated experience are reflected in earnings in the period such deviations occur. For these contracts, the amortization periods generally are for the total life of the policy.

        Contractholder Bonus Interest Credits
        -------------------------------------

        Contractholder bonus interest credits are offered on certain deferred annuity products in the form of either immediate bonus interest credited or enhanced interest crediting rates for a period of time. The interest crediting expense associated with these contractholder bonus interest credits is deferred and amortized over the lives of the underlying contracts in a manner consistent with the amortization of DAC. Unamortized balances are included in Other assets.

        Policyholders' Account Balances and Future Policy Benefits
        ----------------------------------------------------------

        Policyholders' account balances for universal life and investment-type contracts are equal to the policy account values. The policy account values represent an accumulation of gross premium payments plus credited interest less expense and mortality charges and withdrawals.

        AXA Equitable issues certain variable annuity products with GMDB and GWBL features and Guaranteed Minimum Accumulation Benefits ("GMAB"). AXA Equitable also issues certain variable annuity products that contain a GMIB feature which, if elected by the policyholder after a stipulated waiting period from contract issuance, guarantees a minimum lifetime annuity based on predetermined annuity purchase rates that may be in excess of what the contract account value can purchase at then-current annuity purchase rates. This minimum lifetime annuity is based on predetermined annuity purchase rates applied to a guaranteed minimum income benefit base. Reserves for GMDB and GMIB obligations are calculated on the basis of actuarial assumptions related to projected benefits and related contract charges generally over the lives of the contracts using assumptions consistent with those used in estimating gross profits for purposes of amortizing DAC. The determination of this estimated liability is based on models that involve numerous estimates and subjective judgments, including those regarding expected market rates of return and volatility, contract surrender and withdrawal rates, mortality experience, and, for contracts with the GMIB feature, GMIB election rates. Assumptions regarding Separate Account performance used for purposes of this calculation are set using a long-term view of expected average market returns by applying a reversion to the mean approach, consistent with that used for DAC amortization. There can be no assurance that ultimate actual experience will not differ from management's estimates.

        For reinsurance contracts other than those covering GMIB exposure, reinsurance recoverable balances are calculated using methodologies and assumptions that are consistent with those used to calculate the direct liabilities.

        Deferred cost of reinsurance associated with the reinsurance of GMDB and GMIB riders is amortized over the life of the underlying annuity contracts based on assessments.

        For participating traditional life policies, future policy benefit liabilities are calculated using a net level premium method on the basis of actuarial assumptions equal to guaranteed mortality and dividend fund interest rates. The liability for annual dividends represents the accrual of annual dividends earned. Terminal dividends are accrued in proportion to gross margins over the life of the contract.

        For non-participating traditional life insurance policies, future policy benefit liabilities are estimated using a net level premium method on the basis of actuarial assumptions as to mortality, persistency and interest established at policy issue. Assumptions established at policy issue as to mortality and persistency are based on the Insurance Group's experience that, together with interest and expense assumptions, includes a margin for adverse deviation. When the liabilities for future policy benefits plus the present value of expected future gross premiums for a product are insufficient to provide for expected future policy benefits and expenses for that product, DAC is written off and thereafter, if required, a premium deficiency reserve is established by a charge to earnings. Benefit liabilities for traditional annuities during the accumulation period are equal to accumulated contractholders' fund balances and, after annuitization, are equal to the present value of expected future payments. Interest rates used in establishing such liabilities range from 2.25% to 10.90% for life insurance liabilities and from 2.25% to 9.98% for annuity liabilities.

        Individual health benefit liabilities for active lives are estimated using the net level premium method and assumptions as to future morbidity, withdrawals and interest. Benefit liabilities for disabled lives are estimated using the present value of benefits method and experience assumptions as to claim terminations, expenses and interest. While management believes its disability income ("DI") reserves have been calculated on a reasonable basis and are adequate, there can be no assurance reserves will be sufficient to provide for future liabilities.

        Policyholders' Dividends
        ------------------------

        The amount of policyholders' dividends to be paid (including dividends on policies included in the Closed Block) is determined annually by AXA Equitable's board of directors. The aggregate amount of policyholders' dividends is related to actual interest, mortality, morbidity and expense experience for the year and judgment as to the appropriate level of statutory surplus to be retained by AXA Equitable.

        At December 31, 2009, participating policies, including those in the Closed Block, represent approximately 8.4% ($25.9 billion) of directly written life insurance in-force, net of amounts ceded.

        Separate Accounts
        -----------------

        Generally, Separate Accounts established under New York State Insurance Law are not chargeable with liabilities that arise from any other business of the Insurance Group. Separate Accounts assets are subject to General Account claims only to the extent Separate Accounts assets exceed Separate Accounts liabilities. Assets and liabilities of the Separate Accounts represent the net deposits and accumulated net investment earnings less fees, held primarily for the benefit of contractholders, and for which the Insurance Group does not bear the investment risk. Separate Accounts' assets and liabilities are shown on separate lines in the consolidated balance sheets. Assets held in Separate Accounts are reported at quoted market values or, where quoted values are not readily available or accessible for these securities, their fair value measures most often are determined through the use of model pricing that effectively discounts prospective cash flows to present value using appropriate sector-adjusted credit spreads commensurate with the security's duration, also taking into consideration issuer-specific credit quality and liquidity. The assets and liabilities of three Separate Accounts are presented and accounted for as General Account assets and liabilities due to the fact that not all of the investment performance in those Separate Accounts is passed through to policyholders. Investment assets in these Separate Accounts principally consist of fixed maturities that are classified as available for sale in the accompanying consolidated financial statements.

        The investment results of Separate Accounts, including unrealized (losses) gains, on which the Insurance Group does not bear the investment risk are reflected directly in Separate Accounts liabilities and are not reported in revenues in the consolidated statements of earnings. For 2009, 2008 and 2007, investment results of such Separate Accounts were gains (losses) of $15,464.7 million, $(33,912.8) million and $5,347.4 million, respectively.

        Deposits to Separate Accounts are reported as increases in Separate Accounts liabilities and are not reported in revenues. Mortality, policy administration and surrender charges on all policies including those funded by Separate Accounts are included in revenues.

        The Company reports the General Account's interests in Separate Accounts as Trading securities in the consolidated balance sheets.

        Recognition of Investment Management Revenues and Related Expenses
        ------------------------------------------------------------------

        Commissions, fees and other income principally include the Investment Management segment's investment advisory and service fees, distribution revenues and institutional research services revenue. Investment advisory and service base fees, generally calculated as a percentage, referred to as basis points ("BPs"), of assets under management, are recorded as revenue as the related services are performed; they include brokerage transactions charges received by SCB LLC for certain retail, private client and institutional investment client transactions. Certain investment advisory contracts, including those with hedge funds, provide for a performance-based fee, in addition to or in lieu of a base fee that is calculated as either a percentage of absolute investment results or a percentage of the investment results in excess of or shortfall compared to a stated benchmark over a specified period of time. Performance-based fees are recorded as revenue at the end of each contract's measurement period. Institutional research services revenue consists of brokerage transaction charges received by SCB LLC and SCBL, for independent research and brokerage-related services provided to institutional investors. Brokerage transaction charges earned and related expenses are recorded on a trade date basis. Distribution revenues and shareholder servicing fees are accrued as earned.

        Commissions paid to financial intermediaries in connection with the sale of shares of open-end AllianceBernstein sponsored mutual funds sold without a front-end sales charge ("back-end load shares") are capitalized as deferred sales commissions and amortized over periods not exceeding five and one-half years for U.S. fund shares and four years for non-U.S. fund shares, the periods of time during which the deferred sales commissions are generally recovered. These commissions are recovered from distribution services fees received from those funds and from contingent deferred sales commissions ("CDSC") received from shareholders of those funds upon the redemption of their shares. CDSC cash recoveries are recorded as reductions of unamortized deferred sales commissions when received. Effective January 31, 2009, back-end load shares are no longer offered to new investors by AllianceBernstein's U.S. funds. Management tests the deferred sales commission asset for recoverability quarterly and determined that the balance as of December 31, 2009 was not impaired.

        AllianceBernstein's management tests the deferred sales commission asset for recoverability quarterly. AllianceBernstein's management determines recoverability by estimating undiscounted future cash flows to be realized from this asset, as compared to its recorded amount, as well as the estimated remaining life of the deferred sales commission asset over which undiscounted future cash flows are expected to be received. Undiscounted future cash flows consist of ongoing distribution services fees and CDSC. Distribution services fees are calculated as a percentage of average assets under management related to back-end load shares. CDSC are based on the lower of cost or current value, at the time of redemption, of back-end load shares redeemed and the point at which redeemed during the applicable minimum holding period under the mutual fund distribution system.

        Significant assumptions utilized to estimate future average assets under management and undiscounted future cash flows from back-end load shares include expected future market levels and redemption rates. Market assumptions are selected using a long-term view of expected average market returns based on historical returns of broad market indices. Future redemption rate assumptions are determined by reference to actual redemption experience over the five-year, three-year and one-year periods and current quarterly periods ended December 31, 2009. These assumptions are updated periodically. Estimates of undiscounted future cash flows and the remaining life of the deferred sales commission asset are made from these assumptions and the aggregate undiscounted cash flows are compared to the recorded value of the deferred sales commission asset. If AllianceBernstein's management determines in the future that the deferred sales commission asset is not recoverable, an impairment condition would exist and a loss would be measured as the amount by which the recorded amount of the asset exceeds its estimated fair value. Estimated fair value is determined using AllianceBernstein's management's best estimate of future cash flows discounted to a present value amount.

        Goodwill and Other Intangible Assets
        ------------------------------------

        Goodwill represents the excess of the purchase price over the fair value of identifiable assets of acquired companies, and relates principally to the Bernstein Acquisition and purchases of AllianceBernstein units. In accordance with the guidance for Goodwill and Other Intangible Assets, goodwill is tested annually for impairment and at interim periods if events or circumstances indicate an impairment could have occurred. Based on the 2009 impairment testing performed as of December 31, 2009, management determined that goodwill was not impaired.

        Intangible assets related to the Bernstein Acquisition and purchases of AllianceBernstein Units include values assigned to contracts of businesses acquired. These intangible assets continue to be amortized on a straight-line basis over estimated useful lives of twenty years.

        Other intangible assets are tested for impairment quarterly. Management determined that other intangible assets were not impaired at December 31, 2009.

        Other Accounting Policies
        -------------------------

        Capitalized internal-use software is amortized on a straight-line basis over the estimated useful life of the software that ranges between one and nine years.

        AXA Financial and certain of its consolidated subsidiaries, including the Company, file a consolidated Federal income tax return. Current Federal income taxes are charged or credited to operations based upon amounts estimated to be payable or recoverable as a result of taxable operations for the current year. Deferred income tax assets and liabilities are recognized based on the difference between financial statement carrying amounts and income tax bases of assets and liabilities using enacted income tax rates and laws. At January 1, 2007, as a result of adopting guidance for accounting for uncertainty in income taxes, the Company recognized a $44.8 million positive cumulative-effect adjustment to the January 1, 2007 balance of Retained earnings to reflect a decrease in the amount of unrecognized tax benefits.

        Discontinued operations include real estate held-for-sale.

        Real estate investments meeting the following criteria are classified as real estate held-for-sale:
           o Management having the authority to approve the action commits the organization to a plan to sell the property.
           o The property is available for immediate sale in its present condition subject only to terms that are usual and customary for the sale of such assets.
           o An active program to locate a buyer and other actions required to complete the plan to sell the asset have been initiated and are continuing.
           o The sale of the asset is probable and transfer of the asset is expected to qualify for recognition as a completed sale within one year.
           o The asset is being actively marketed for sale at a price that is reasonable in relation to its current fair value.
           o Actions required to complete the plan indicate that it is unlikely that significant changes to the plan will be made or that the plan will be withdrawn.

        Real estate held-for-sale is stated at depreciated cost less valuation allowances. Valuation allowances on real estate held-for-sale are computed using the lower of depreciated cost or current estimated fair value, net of disposition costs. Depreciation is discontinued on real estate held-for-sale.

        Real estate held-for-sale is included in the Other assets line in the consolidated balance sheets. The results of operations for real estate held-for-sale in each of the three years ended December 31, 2009 were not significant.

3)     INVESTMENTS

        Fixed Maturities and Equity Securities
        --------------------------------------

        The following table provides additional information for fixed maturities and equity securities classified as available for sale:

                 AVAILABLE-FOR-SALE SECURITIES BY CLASSIFICATION

                                                              GROSS               GROSS
                                          AMORTIZED         UNREALIZED         UNREALIZED                             OTTI
                                            COST              GAINS              LOSSES          FAIR VALUE        IN AOCI (3)
                                      ------------------ -----------------  ------------------ ----------------  ---------------
                                                                              (IN MILLIONS)

DECEMBER 31, 2009:
------------------
Fixed Maturities:
    Corporate........................ $      19,437.7     $       991.5     $          235.1   $    20,194.1     $         .7
    U.S. Treasury, government
      and agency.....................         1,830.1              12.4                152.5         1,690.0              -
    States and political
      subdivisions...................           388.6               7.3                 14.2           381.7              -
    Foreign governments..............           270.4              32.0                   .1           302.3              -
    Commercial mortgage-backed.......         1,979.6               2.2                492.0         1,489.8              1.8
    Residential mortgage-backed(1)...         1,604.6              46.2                   .2         1,650.6              -
    Asset-backed(2)..................           278.2              10.9                 21.4           267.7              7.9
    Redeemable preferred stock.......         1,707.6               8.5                222.1         1,494.0              -
                                      ------------------ -----------------  ------------------ ----------------  ---------------
      Total Fixed Maturities.........        27,496.8           1,111.0              1,137.6        27,470.2             10.4

Equity securities....................            43.9               9.7                  -              53.6              -
                                      ------------------ -----------------  ------------------ ----------------  ---------------

Total at December 31, 2009........... $      27,540.7     $     1,120.7     $        1,137.6   $    27,523.8     $       10.4
                                      ================== =================  ================== ================  ===============

December 31, 2008
-----------------
Fixed Maturities:
    Corporate........................ $      18,696.8     $       232.2     $        1,713.9   $    17,215.1
    U.S. Treasury, government
      and agency.....................         1,054.7             279.5                  -           1,334.2
    States and political
      subdivisions...................           181.5              12.0                  9.1           184.4
    Foreign governments..............           214.3              37.3                  5.6           246.0
    Commercial mortgage-backed.......         2,215.5               4.0                544.8         1,674.7
    Residential mortgage-backed(1)...         1,679.0              60.5                   .4         1,739.1
    Asset-backed(2)..................           348.3              12.1                 34.7           325.7
    Redeemable preferred stock.......         1,820.9               1.0                710.1         1,111.8
                                      ------------------ -----------------  ------------------ ----------------
      Total Fixed Maturities.........        26,211.0             638.6              3,018.6        23,831.0

Equity securities....................            31.7               -                    4.9            26.8
                                      ------------------ -----------------  ------------------ ----------------

Total at December 31, 2008........... $      26,242.7     $       638.6     $        3,023.5   $    23,857.8
                                      ================== =================  ================== ================

        (1) Includes publicly traded agency pass-through securities and collateralized mortgage obligations
        (2) Includes credit-tranched securities collateralized by sub-prime mortgages and other asset types and credit tenant loans
        (3) Amounts represent OTTI losses in AOCI, which were not included in earnings as a result of the adoption of new guidance on April 1, 2009.

        At December 31, 2009 and 2008, respectively, the Company had trading fixed maturities with an amortized cost of $114.6 million and $79.6 million and carrying values of $125.9 million and $76.2 million. Gross unrealized gains on trading fixed maturities were $12.3 million and $0.1 million and gross unrealized losses were $1.0 million and $3.5 million for 2009 and 2008, respectively.

        The contractual maturities of AFS fixed maturities (excluding redeemable preferred stock) at December 31, 2009 are shown in the table below. Bonds not due at a single maturity date have been included in the table in the year of final maturity. Actual maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

                                                                        AVAILABLE FOR SALE
                                                                ------------------------------------
                                                                   AMORTIZED
                                                                      COST            FAIR VALUE
                                                                -----------------  -----------------
                                                                           (IN MILLIONS)

Due in one year or less.......................................   $       874.9      $       898.9
Due in years two through five.................................         8,840.9            9,275.7
Due in years six through ten..................................         7,875.1            8,093.2
Due after ten years...........................................         4,335.9            4,300.3
                                                                -----------------  -----------------
     Subtotal.................................................        21,926.8           22,568.1
Commercial mortgage-backed bonds.............................          1,979.6            1,489.8
Residential mortgage-backed bonds.............................         1,604.6            1,650.6
Asset-backed bonds............................................           278.2              267.7
                                                                -----------------  -----------------
Total.........................................................   $    25,789.2      $    25,976.2
                                                                =================  =================

        During 2009, the Company recognized OTTI of $171.3 million on AFS fixed maturities, comprised of $165.4 million credit losses recognized in earnings and $5.9 million non-credit losses recognized in OCI. An additional $3.1 million OTTI was recognized in earnings related to AFS fixed maturities that the Company intended to sell or expected to be required to sell prior to recovering their amortized cost. No OTTI was recognized on equity securities.

        The following table sets forth the amount of credit loss impairments on fixed maturity securities held by the Company at the dates indicated, for which a portion of the OTTI loss was recognized in OCI, and the corresponding changes in such amounts.


                   FIXED MATURITIES - CREDIT LOSS IMPAIRMENTS
                                  (IN MILLIONS)

        Balance at March 31, 2009                                                                      $         -
        Cumulative adjustment related to implementing new guidance on April 1, 2009...............            (121.7)
        Impact of Consolidation of Wind-up Annuities business.....................................              (5.6)
        Previously recognized impairments on securities that matured, paid, prepaid or sold.......             147.2
        Previously recognized impairments on securities impaired to fair value this period (1)....               -
        Impairments recognized this period on securities not previously impaired..................            (143.3)
        Additional impairments this period on securities previously impaired......................             (22.1)
        Increases due to passage of time on previously recorded credit losses.....................               -
        Accretion of previously recognized impairments due to increases in expected cash flows....               -
                                                                                                      -----------------
        Balance at December 31, 2009..............................................................     $      (145.5)
                                                                                                      =================

        (1) Represents circumstances where the Company determined in the current period that it intends to sell the security or it is more likely than not that it will be required to sell the security before recovery of the security's amortized cost.

        Net unrealized investment gains (losses) on fixed maturities and equity securities classified as available-for-sale are included in the consolidated balance sheets as a component of AOCI. The table below presents these amounts as of the dates indicated:

                                             DECEMBER 31,       December 31,
                                                 2009               2008
                                           -----------------  ------------------
                                                      (IN MILLIONS)

      AFS Securities:
        Fixed maturities:
          With OTTI loss.................   $        (10.9)    $          -
          All other......................            (15.7)          (2,380.0)
        Equity securities................              9.7               (4.9)
                                           -----------------  ------------------
      Net Unrealized Losses..............   $        (16.9)    $     (2,384.9)
                                           =================  ==================

        Changes in net unrealized investment gains (losses) recognized in AOCI include reclassification adjustments to reflect amounts realized in Net
        (loss) earnings for the current period that had been part of OCI in earlier periods. The tables that follow below present a rollforward of net unrealized investment gains (losses) recognized in AOCI, split between amounts related to fixed maturity securities on which an OTTI loss has been recognized, and all other:

       NET UNREALIZED GAINS (LOSSES) ON FIXED MATURITIES WITH OTTI LOSSES

                                                                                                                          AOCI
                                               NET                                                  DEFERRED             (LOSS)
                                           UNREALIZED                                                INCOME          RELATED TO NET
                                              GAINS                                                    TAX             UNREALIZED
                                           (LOSSES) ON                         POLICYHOLDERS       (LIABILITY)         INVESTMENT
                                           INVESTMENTS           DAC            LIABILITIES           ASSET          GAINS (LOSSES)
                                         ----------------   ---------------   ----------------   ----------------   ----------------
                                                                                (IN MILLIONS)

Balance, January 1, 2009..............   $         -        $          -      $           -      $          -       $           -
Cumulative impact of implementing
  new guidance on April 1, 2009.......            (7.0)                 .8                -                 2.2                (4.0)
Net investment gains (losses)
  arising during the period...........           (21.4)                -                  -                 -                 (21.4)
Reclassification adjustment for
  OTTI (losses):
     Included in Net (loss) earnings..            22.1                 -                  -                 -                  22.1
     Excluded from Net
       (loss) earnings (1)............            (4.6)                -                  -                 -                  (4.6)
Impact of net unrealized investment
  gains (losses) on:
     DAC..............................             -                   4.8                -                 -                   4.8
     Deferred income taxes............             -                   -                  -                 (.3)                (.3)
     Policyholders liabilities........             -                   -                  -                 -                   -
Impact of consolidation of Wind-up
  Annuities business..................             -                   -                  -                 -                   -
                                         ----------------   ---------------   ----------------   ----------------   ----------------
Balance, December 31, 2009............   $       (10.9)     $          5.6    $           -      $          1.9     $          (3.4)
                                         ================   ===============   ================   ================   ================

        (1) Represents "transfers in" related to the portion of OTTI losses recognized during the period that were not recognized in earnings for securities with no prior OTTI loss.

           ALL OTHER NET UNREALIZED INVESTMENT GAINS (LOSSES) IN AOCI

                                                                                                                        AOCI
                                               NET                                                DEFERRED             (LOSS)
                                           UNREALIZED                                              INCOME          RELATED TO NET
                                              GAINS                                                  TAX             UNREALIZED
                                           (LOSSES) ON                        POLICYHOLDERS      (LIABILITY)         INVESTMENT
                                           INVESTMENTS           DAC           LIABILITIES          ASSET          GAINS (LOSSES)
                                         ----------------   ---------------  ----------------  ----------------   -----------------
                                                                               (IN MILLIONS)

Balance January 1, 2009...............   $    (2,384.9)     $        553.6   $           -     $        681.3     $      (1,150.0)
Cumulative impact of implementing
  new guidance on April 1, 2009.......          (108.5)               19.2               -               31.2               (58.1)
Net investment gains (losses)
  arising during the period...........         2,657.4                 -                 -                -               2,657.4
Reclassification adjustment for
  OTTI (losses):
     Included in Net (loss) earnings..          (115.1)                -                 -                -                (115.1)
     Excluded from Net
       (loss) earnings (1)............             4.6                 -                 -                -                   4.6
Impact of net unrealized investment
  gains (losses) on:
     DAC..............................             -                (601.7)              -                -                (601.7)
     Deferred income taxes............             -                   -                 -             (715.0)             (715.0)
     Policyholders liabilities........             -                   -                 -                -                   -
Impact of consolidation of Wind-up
  Annuities business..................           (59.6)                -                 -                -                 (59.6)
                                         ----------------   ---------------  ----------------  ----------------   -----------------
Balance, December 31, 2009............   $        (6.1)     $        (28.9)  $           -     $         (2.5)    $         (37.5)
                                         ================   ===============  ================  ================   =================

        (1) Represents "transfers out" related to the portion of OTTI losses during the period that were not recognized in earnings for securities with no prior OTTI loss.

        The following tables disclose the fair values and gross unrealized losses of the 744 issues at December 31, 2009 and 1,373 issues at December 31, 2008 of fixed maturities that are not deemed to be other-than-temporarily impaired, aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position for the specified periods at the dates indicated:

                                                                 DECEMBER 31, 2009
                            --------------------------------------------------------------------------------------------
                               LESS THAN 12 MONTHS (1)        12 MONTHS OR LONGER (1)                TOTAL
                            -----------------------------  ----------------------------  -------------------------------
                                                GROSS                         GROSS                          GROSS
                                             UNREALIZED                     UNREALIZED                     UNREALIZED
                              FAIR VALUE       LOSSES        FAIR VALUE       LOSSES       FAIR VALUE        LOSSES
                            -------------  --------------  ------------   -------------  -------------   ---------------
                                                                   (IN MILLIONS)

  Fixed Maturities:
    Corporate.............. $     2,043.5  $      (53.9)   $    2,022.3   $     (181.2)  $     4,065.8   $     (235.1)
    U.S. Treasury,
      government and
      agency...............       1,591.7        (152.4)            -              -           1,591.7         (152.4)
    States and political
      subdivisions.........         209.7         (10.5)           23.5           (3.7)          233.2          (14.2)
    Foreign governments....          41.0           (.1)            5.1            -              46.1            (.1)
    Commercial
      mortgage-backed......          33.6         (15.7)        1,348.8         (476.2)        1,382.4         (491.9)
    Residential
      mortgage-backed......          54.1           (.1)            2.4            (.2)           56.5            (.3)
    Asset-backed...........          48.6          (8.5)           68.6          (12.9)          117.2          (21.4)
    Redeemable
      preferred stock......          51.2          (6.6)        1,283.3         (215.6)        1,334.5         (222.2)
                            -------------  --------------  ------------   -------------  -------------   ---------------
   Total                    $     4,073.4  $     (247.8)   $    4,754.0   $     (889.8)  $     8,827.4   $   (1,137.6)
                            =============  ==============  ============   =============  =============   ===============

        (1) The month count for aging of unrealized losses was reset back to historical unrealized loss month counts for securities impacted by the adoption of new guidance on April 1, 2009.

                                                                December 31, 2008
                           --------------------------------------------------------------------------------------------
                                Less Than 12 Months            12 Months or Longer                  Total
                           ------------------------------ -----------------------------  ------------------------------
                                              Gross                          Gross                          Gross
                                            Unrealized                     Unrealized                     Unrealized
                             Fair Value       Losses        Fair Value       Losses       Fair Value        Losses
                            -------------  --------------  ------------   -------------  -------------   ---------------
                                                                  (In Millions)

Fixed Maturities:
  Corporate..............   $     8,475.3  $     (985.0)   $    3,489.6   $     (728.9)  $   11,964.9    $   (1,713.9)
  U.S. Treasury,
    government and
    agency...............             -             -               -              -              -               -
  States and political
    subdivisions.........            52.2          (6.6)           17.7           (2.5)          69.9            (9.1)
  Foreign governments....            70.0          (5.6)            -              -             70.0            (5.6)
  Commercial mortgage-
     backed..............           308.7         (19.4)        1,342.5         (525.4)       1,651.2          (544.8)
  Residential mortgage-
     backed..............              .1           -               3.7            (.5)           3.8             (.5)
  Asset-backed...........            71.1          (6.7)           63.5          (28.0)         134.6           (34.7)
  Redeemable
    preferred stock......           510.0        (343.5)          521.8         (366.6)       1,031.8          (710.1)
                            -------------  --------------  ------------   -------------  -------------   ---------------

Total                       $     9,487.4  $   (1,366.8)   $    5,438.8   $   (1,651.9)  $   14,926.2    $   (3,018.7)
                            =============  ==============  ============   =============  =============  ================

        The Company's investments in fixed maturity securities do not include concentrations of credit risk of any single issuer greater than 10% of the consolidated equity of AXA Equitable other than securities of the U.S. government, U.S. government agencies, and certain securities guaranteed by the U.S. government. The

        Company maintains a diversified portfolio of corporate securities across industries and issuers and does not have exposure to any single issuer in excess of 0.39% of total investments. The largest exposures to a single issuer of corporate securities held at December 31, 2009 and 2008 were $149.8 million and $207.9 million, respectively. Corporate high yield securities, consisting primarily of public high yield bonds, are classified as other than investment grade by the various rating agencies, i.e., a rating below Baa3/BBB- or the National Association of Insurance Commissioners ("NAIC") designation of 3 (medium grade), 4 or 5 (below investment grade) or 6 (in or near default). At December 31, 2009 and 2008, respectively, approximately $2,211.7 million and $900.4 million, or 8.0% and 3.5%, of the $27,496.8 million and $26,211.0 million aggregate amortized cost of fixed maturities held by the Company were considered to be other than investment grade. These securities had net unrealized losses of $455.9 million and $214.2 million at December 31, 2009 and 2008, respectively.

        The Company does not originate, purchase or warehouse residential mortgages and is not in the mortgage servicing business. The Company's fixed maturity investment portfolio includes residential mortgage backed securities ("RMBS") backed by subprime and Alt-A residential mortgages, comprised of loans made by banks or mortgage lenders to residential borrowers with lower credit ratings. The criteria used to categorize such subprime borrowers include Fair Isaac Credit Organization ("FICO") scores, interest rates charged, debt-to-income ratios and loan-to-value ratios. Alt-A residential mortgages are mortgage loans where the risk profile falls between prime and subprime; borrowers typically have clean credit histories but the mortgage loan has an increased risk profile due to higher loan-to-value and debt-to-income ratios and/or inadequate documentation of the borrowers' income. At December 31, 2009, the Company owned $37.0 million in RMBS backed by subprime residential mortgage loans, and $23.0 million in RMBS backed by Alt-A residential mortgage loans. RMBS backed by subprime and Alt-A residential mortgages are fixed income investments supporting General Account liabilities.

        At December 31, 2009, the carrying value of fixed maturities that were non-income producing for the twelve months preceding that date was $20.6 million.

        For 2009, 2008 and 2007, respectively, investment income is shown net of investment expenses of $77.5 million, $101.3 million and $272.5 million.

        At December 31, 2009 and 2008, respectively, the Company's trading account securities had amortized costs of $331.7 million and $514.5 million and fair values of $484.6 million and $322.7 million. At December 31, 2009 and 2008, respectively, Other equity investments included the General Account's investment in Separate Accounts which had carrying values of $37.6 million and $38.5 million and costs of $34.9 million and $43.9 million as well as other equity securities with carrying values of $53.6 million and $26.8 million and costs of $43.9 million and $31.7 million.

        In 2009, 2008 and 2007, respectively, net unrealized and realized holding gains (losses) on trading account equity securities, including earnings (losses) on the General Account's investment in Separate Accounts, of $133.1 million, $(387.8) million and $35.6 million, respectively, were included in Net investment income in the consolidated statements of earnings.

        Mortgage Loans
        --------------

        The payment terms of mortgage loans on real estate may from time to time be restructured or modified. The investment in restructured mortgage loans on real estate, based on amortized cost, amounted to zero at December 31, 2009 and 2008, respectively. Gross interest income on these loans included in net investment income totaled zero, zero and $3.9 million in 2009, 2008 and 2007, respectively. Gross interest income on restructured mortgage loans on real estate that would have been recorded in accordance with the original terms of such loans was $3.3 million in 2007; there were no such amounts in 2009 and 2008.

        During 2009, 2008 and 2007, respectively, the Company's average recorded investment in impaired mortgage loans was $0.1 million, $7.4 million and $49.1 million. Interest income recognized on these impaired mortgage loans totaled $0.6 million and $4.5 million for 2008 and 2007, respectively; there was no such amount in 2009.

        At December 31, 2009 and 2008, respectively, there were no mortgage loans on real estate that had been classified as nonaccrual loans.

        Equity Real Estate
        ------------------

        The Insurance Group's investment in equity real estate is through direct ownership and through investments in real estate joint ventures. At December 31, 2009 and 2008, respectively, the Company owned no real estate acquired in satisfaction of debt. During 2009, 2008 and 2007 no real estate was acquired in satisfaction of debt.

        Accumulated depreciation on real estate was zero and $189.8 million at December 31, 2009 and 2008, respectively. Depreciation expense on real estate totaled $9.2 million, $12.8 million and $14.2 million for 2009, 2008 and 2007, respectively.

        Valuation Allowances for Mortgage Loans and Equity Real Estate
        --------------------------------------------------------------

        There were no investment valuation allowances for mortgage loans and equity real estate at December 31, 2009. Investment valuation allowances for mortgage loans and equity real estate at December 31, 2008 and 2007 follows:

                                                     2008            2007
                                                -------------    -------------
                                                         (IN MILLIONS)

        Balances, beginning of year..........    $   1.4          $  21.0
        Additions charged to income..........        -               20.9
        Deductions for writedowns and
          asset dispositions.................       (1.4)           (40.5)
                                                -------------    -------------
        Balances, End of Year................    $   -            $   1.4
                                                =============    =============

        Balances, end of year comprise:
          Mortgage loans on real estate......    $   -            $   1.4
                                                -------------    -------------
        Total................................    $   -            $   1.4
                                                =============    =============

        Equity Method Investments
        -------------------------

        Included in other equity investments are interests in limited partnership interests and investment companies accounted for under the equity method with a total carrying value of $1,308.4 million and $1,414.6 million, respectively, at December 31, 2009 and 2008. Included in equity real estate are interests in real estate joint ventures accounted for under the equity method with a total carrying value of $90.6 million and $48.3 million, respectively, at December 31, 2009 and 2008. The Company's total equity in net (losses) earnings for these real estate joint ventures and limited partnership interests was $(77.6) million, $(58.1) million and $237.1 million, respectively, for 2009, 2008 and 2007.

        Summarized below is the combined financial information only for those real estate joint ventures and for those limited partnership interests accounted for under the equity method in which the Company has an investment of $10.0 million or greater and an equity interest of 10% or greater (3 and 4 individual ventures at

        December 31, 2009 and 2008, respectively) and the Company's carrying value and equity in net (loss) earnings for those real estate joint ventures and limited partnership interests:

                                                                                           DECEMBER 31,
                                                                                ------------------------------------
                                                                                     2009                2008
                                                                                ----------------   -----------------
                                                                                           (IN MILLIONS)

        BALANCE SHEETS
        Investments in real estate, at depreciated cost......................    $      546.6       $      318.2
        Investments in securities, generally at fair value...................            33.9               47.3
        Cash and cash equivalents............................................            20.6                7.8
        Other assets.........................................................              .8                8.7
                                                                                ----------------   -----------------
        Total Assets.........................................................    $      601.9       $      382.0
                                                                                ================   =================

        Borrowed funds - third party.........................................    $      309.5       $      190.3
        Other liabilities....................................................            15.1                3.1
                                                                                ----------------   -----------------
        Total liabilities....................................................           324.6              193.4
                                                                                ----------------   -----------------

        Partners' capital....................................................           277.3              188.6
                                                                                ----------------   -----------------
        Total Liabilities and Partners' Capital..............................    $      601.9       $      382.0
                                                                                ================   =================

        The Company's Carrying Value in Those Entities Included Above........    $      155.4       $      110.6
                                                                                ================   =================


                                                                  2009               2008                2007
                                                            -----------------   ----------------   -----------------
                                                                                 (IN MILLIONS)

        STATEMENTS OF EARNINGS
        Revenues of real estate joint ventures.............. $        30.3       $       59.9       $       77.5
        Net revenues of other limited partnership interests.           (5.4)               -                 15.3
        Interest expense - third party......................          (6.8)             (14.1)             (18.2)
        Other expenses......................................         (17.4)             (37.3)             (43.8)
                                                            -----------------   ----------------   -----------------
        Net Earnings........................................ $          .7       $        8.5       $       30.8
                                                            =================   ================   =================

        The Company's Equity in Net (Loss) Earnings of
          Those Entities Included Above.....................$         (2.4)     $        12.3       $       24.6
                                                            =================   ================   =================

        Derivatives
        -----------

        The table below presents quantitative disclosures about the Company's derivative instruments at December 31, 2009, including those embedded in other contracts though required to be accounted for as derivative instruments.

                       DERIVATIVE INSTRUMENTS BY CATEGORY
                   AT OR FOR THE YEAR ENDED DECEMBER 31, 2009

                                                              FAIR VALUE             GAINS (LOSSES)
                                                     -----------------------------    REPORTED IN
                                          NOTIONAL       ASSET         LIABILITY       NET (LOSS)
                                           AMOUNT      DERIVATIVES    DERIVATIVES       EARNINGS
                                         ----------  --------------  -------------   --------------
                                                     (IN MILLIONS)

FREESTANDING DERIVATIVES:
Equity contracts(1):
   Futures.........................      $  3,399.4  $       -         $     -       $  (1,141.5)
   Swaps...........................           801.0           .8            19.1          (270.7)
   Options.........................        11,650.0        920.1         1,138.6          (817.6)

Interest rate contracts (1):
   Floors..........................        15,000.0        299.6             -            (128.2)
   Swaps...........................         2,100.0         86.2            24.8          (178.4)
   Futures.........................         3,790.9          -               -            (526.1)
   Swaptions.......................         1,200.0         44.6             -             (16.9)

Other freestanding contracts (2):..             -            -               -               -
                                                                                      ------------
   NET INVESTMENT LOSS                                                                  (3,079.4)
                                                                                      ------------

EMBEDDED DERIVATIVES:
GMIB reinsurance contracts(2)......             -        2,255.8             -          (2,565.9)

GWBL features (3)..................             -            -              54.9           217.7

                                         ----------  --------------  -------------   --------------
Balances, Dec. 31, 2009............      $ 37,941.3  $   3,607.1       $ 1,237.4     $  (5,427.9)
                                         ==========  ==============  =============   ==============

        (1) Reported in Other invested assets in the consolidated balance sheets.
        (2) Reported in Other assets in the consolidated balance sheets.
        (3) Reported in Future policy benefits and other policyholder liabilities.

4)      GOODWILL AND OTHER INTANGIBLE ASSETS

        The carrying value of goodwill related to AllianceBernstein totaled $3,410.5 million and $3,413.8 million at December 31, 2009 and 2008, respectively. The Company tests this goodwill for recoverability each annual reporting period at December 31 and at interim periods if facts or circumstances are indicative of potential impairment. In accordance with the accounting guidance, the Company determined that goodwill was not impaired at December 31, 2009 and 2008 as the fair value of its investment in AllianceBernstein, the reporting unit, exceeded its carrying value at each respective measurement date.

        The Company primarily uses a discounted cash flow valuation technique to measure the fair value of its AllianceBernstein reporting unit for purpose of goodwill impairment testing. The estimated fair value is determined using a discounted cash flow valuation technique consisting of applying business growth rate assumptions over the estimated life of the goodwill asset and then discounting the resulting expected cash flows to arrive at a present value amount that approximates fair value. In these tests, the discounted expected cash flow model uses AllianceBernstein's current business plan, which factors in current market conditions and all material events that have impacted, or that management believes at the time could potentially impact, future expected cash flows for the first four years and a compounded annual growth rate thereafter. The resulting amount, net of noncontrolling interest, was tax-effected to reflect taxes incurred at the Company level. At December 31, 2009, the impairment test indicated that goodwill was not impaired.

        The gross carrying amount of AllianceBernstein related intangible assets were $555.4 million and $553.8 million at December 31, 2009 and 2008, respectively and the accumulated amortization of these intangible assets were $289.4 million and $265.3 million at December 31, 2009 and 2008, respectively. Amortization expense related to the AllianceBernstein intangible assets totaled $24.1 million, $23.7 million and $23.5 million for 2009, 2008 and 2007, respectively, and estimated amortization expense for each of the next five years is expected to be approximately $22.0 million. AllianceBernstein tests intangible assets for impairment quarterly by comparing their fair value, as determined by applying a present value technique to expected cash flows, to their carrying value. Each quarter, significant assumptions used to estimate the expected cash flows from these intangible assets, primarily investment management contracts, are updated to reflect management's consideration of current market conditions on expectations made with respect to customer account attrition and asset growth rates. As of December 31, 2009, AllianceBernstein determined that these intangible assets were not impaired.

        At December 31, 2009 and 2008, respectively, net deferred sales commissions totaled $90.2 million and $113.5 million and are included within the Investment Management segment's Other assets. The estimated amortization expense of deferred sales commissions based on the December 31, 2009 net asset balance for each of the next five years is $41.2 million, $24.7 million, $15.2 million, $7.9 million and $1.1 million. AllianceBernstein tests the deferred sales commission asset for impairment quarterly by comparing undiscounted future cash flows to the recorded value, net of accumulated amortization. Each quarter, significant assumptions used to estimate the future cash flows are updated to reflect management's consideration of current market conditions on expectations made with respect to future market levels and redemption rates. As of December 31, 2009, AllianceBernstein determined that the deferred sales commission asset was not impaired.

        To the extent that securities valuations remain depressed for prolonged periods of time and market conditions stagnate or worsen as a result of the global financial crisis, AllianceBernstein's assets under management, revenues, profitability, and unit price likely would be adversely affected. As a result, more frequent impairment testing may be required and potentially could result in an impairment of the goodwill, intangible assets, and/or deferred sales commission asset attributable to AllianceBernstein. In addition, subsequent impairment testing may be based upon different assumptions and future cash flow projections than used at December 31, 2009 as management's current business plan could be negatively impacted by other risks to which AllianceBernstein's business is subject, including, but not limited to, retention of investment management contracts, selling and distribution agreements, and existing relationships with clients and various financial intermediaries. Any impairment would reduce the recorded goodwill, intangible assets, and/or deferred sales commission asset amounts with a corresponding charge to earnings.

5)      CLOSED BLOCK

        Summarized financial information for the Closed Block is as follows:

                                                                                         DECEMBER 31,
                                                                               ------------------------------
                                                                                    2009             2008
                                                                               -------------    -------------
                                                                                       (IN MILLIONS)

        CLOSED BLOCK LIABILITIES:
        Future policy benefits, policyholders' account balances and other....  $   8,411.7      $   8,544.8
        Other liabilities....................................................         69.8             71.3
                                                                               -------------    -------------
        Total Closed Block liabilities.......................................      8,481.5          8,616.1
                                                                               -------------    -------------

        ASSETS DESIGNATED TO THE CLOSED BLOCK:
        Fixed maturities, available for sale, at fair value (amortized
           cost of $5,575.5 and $5,517.6)....................................      5,631.2          5,041.5
        Mortgage loans on real estate........................................      1,028.5          1,107.1
        Policy loans.........................................................      1,157.5          1,180.3
        Cash and other invested assets.......................................         68.2            104.2
        Other assets.........................................................        264.1            472.4
                                                                               -------------    -------------
        Total assets designated to the Closed Block..........................      8,149.5          7,905.5
                                                                               -------------    -------------

        Excess of Closed Block liabilities over assets designated to
           the Closed Block..................................................        332.0            710.6

        Amounts included in accumulated other comprehensive income:
           Net unrealized investment gains (losses), net of deferred
             income tax (expense) benefit of $(23.4) and $166.4..............         43.6           (309.2)
                                                                               -------------    -------------

        Maximum Future Earnings To Be Recognized From
           Closed Block Assets and Liabilities...............................  $     375.6      $     401.4
                                                                               =============    =============

        Closed Block revenues and expenses were as follows:

                                                                   2009           2008           2007
                                                              -------------  -------------  -------------
                                                                           (IN MILLIONS)

        REVENUES:
        Premiums and other income............................ $      381.9   $     392.6    $     409.6
        Investment income (net of investment
           expenses of $.1, $1.1, and $.2)...................        481.6         496.0          501.8
        Investment (losses) gains, net:
            Total OTTI losses................................        (10.0)        (45.8)          (3.0)
            Portion of loss recognized in
              other comprehensive income.....................           .2           -              -
                                                              -------------  -------------  -------------
            Net impairment losses recognized.................         (9.8)        (45.8)          (3.0)
            Other investment gains (losses), net.............           .4          (1.7)          10.9
                                                              -------------  -------------  -------------
                Total investment (losses) gains, net.........         (9.4)        (47.5)           7.9
                                                              -------------  -------------  -------------
        Total revenues.......................................        854.1         841.1          919.3
                                                              -------------  -------------  -------------

        BENEFITS AND OTHER DEDUCTIONS:
        Policyholders' benefits and dividends................        811.7         818.7          828.2
        Other operating costs and expenses...................          2.6           7.4            2.7
                                                              -------------  -------------  -------------
        Total benefits and other deductions..................        814.3         826.1          830.9
                                                              -------------  -------------  -------------

        Net revenues before income taxes.....................         39.8          15.0           88.4
        Income tax expense...................................        (14.0)         (5.2)         (31.0)
                                                              -------------  -------------  -------------
        Net Revenues......................................... $       25.8   $       9.8    $      57.4
                                                              =============  =============  =============

        The balance for policyholder dividend obligation for both December 31, 2009 and December 31, 2008 was zero.

        During 2009, 2008 and 2007, the Closed Block's average recorded investment in impaired mortgage loans were zero, $0.4 million and $36.3 million, respectively. Interest income recognized on these impaired mortgage loans totaled zero, zero and $3.9 million for 2009, 2008 and 2007, respectively.

        There were no valuation allowances on mortgage loans at December 31, 2009 and 2008. Writedowns of fixed maturities were $9.8 million, $45.8 million and $3.0 million for 2009, 2008 and 2007, respectively.


6)      CONTRACTHOLDER BONUS INTEREST CREDITS

        Changes in the deferred asset for contractholder bonus interest credits are as follows:

                                                               DECEMBER 31,
                                                          ----------------------
                                                              2009        2008
                                                          ----------- ----------
                                                               (IN MILLIONS)

        Balance, beginning of year....................... $   807.9   $ 754.2
        Contractholder bonus interest credits deferred ..      60.6     137.6
        Amortization charged to income ..................     (73.6)    (83.9)
                                                          ----------- ----------
        Balance, End of Year ............................ $   794.9   $ 807.9
                                                          =========== ==========

7)      FAIR VALUE DISCLOSURES

        Assets and liabilities measured at fair value on a recurring basis are summarized below as of the dates indicated:

                  FAIR VALUE MEASUREMENTS AT DECEMBER 31, 2009

                                                 LEVEL 1          LEVEL 2         LEVEL 3           TOTAL
                                             -------------    -------------   -------------    -------------
                                                                     (IN MILLIONS)
ASSETS
Investments:
 Fixed maturities, available-for-sale:
    Corporate.........................       $       -        $   19,728.5    $      465.6     $  20,194.1
    U.S. Treasury, government
       and agency.....................               -             1,690.0             -           1,690.0
    States and political subdivisions.               -               334.3            47.4           381.7
    Foreign governments...............               -               281.6            20.7           302.3
    Commercial mortgage-backed(1).....               -                 -           1,489.8         1,489.8
    Residential mortgage-backed(1)....               -             1,650.6             -           1,650.6
    Asset-backed(2)...................               -                50.6           217.1           267.7
    Redeemable preferred stock........             190.6           1,291.0            12.4         1,494.0
                                             -------------    -------------   -------------    -------------
       Subtotal.......................             190.6          25,026.6         2,253.0        27,470.2
                                             -------------    -------------   -------------    -------------
 Other equity investments.............              90.3               -                .9            91.2
 Trading securities...................             423.0              60.9              .7           484.6
 Other invested assets................               -               (36.3)          299.6           263.3
Cash equivalents......................           1,366.5               -               -           1,366.5
Segregated securities.................               -               985.7             -             985.7
GMIB reinsurance contracts............               -                 -           2,255.8         2,255.8
Separate Accounts' assets.............          82,102.3           1,684.5           229.7        84,016.5
                                             -------------    -------------   -------------    -------------
    Total Assets......................       $  84,172.7      $   27,721.4    $    5,039.7     $ 116,933.8
                                             =============    =============   =============    =============

LIABILITIES
GWBL features' liability..............       $       -        $        -      $       54.9     $      54.9
                                             -------------    -------------   -------------    -------------
    Total Liabilities.................       $       -        $        -      $       54.9     $      54.9
                                             =============    =============   =============    =============

        (1) Includes publicly traded agency pass-through securities and collateralized obligations.
        (2) Includes credit-tranched securities collateralized by sub-prime mortgages and other asset types and credit tenant loans.

                  Fair Value Measurements at December 31, 2008

                                                Level 1          Level 2         Level 3            Total
                                             -------------    -------------   -------------    --------------
                                                                     (In Millions)
ASSETS
Investments:
  Fixed maturities, available-for-sale       $     149.9      $   21,256.7    $    2,424.4     $   23,831.0
  Other equity investments............              63.4               -               2.0             65.4
  Trading securities..................             322.6               -                .1            322.7
  Other invested assets...............              31.1             419.0           547.0            997.1
Loans to affiliates...................               -               588.3             -              588.3
Cash equivalents......................           1,832.3               -               -            1,832.3
Segregated securities.................               -             2,572.6             -            2,572.6
GMIB reinsurance contracts............               -                 -           4,821.7          4,821.7
Separate Accounts' assets.............          66,044.4           1,248.3           334.3         67,627.0
                                             -------------    -------------   -------------    --------------
    Total Assets......................       $  68,443.7      $   26,084.9    $    8,129.5     $  102,658.1
                                             =============    =============   =============    ==============

LIABILITIES
GWBL features' liability..............       $       -        $        -      $      272.6     $      272.6
                                             -------------    -------------   -------------    --------------
    Total Liabilities.................       $       -        $        -      $      272.6     $      272.6
                                             =============    =============   =============    ==============

        The table below presents a reconciliation for all Level 3 assets at December 31, 2009 and 2008, respectively:

                               LEVEL 3 INSTRUMENTS
                             FAIR VALUE MEASUREMENTS
                                  (IN MILLIONS)

                                                   U.S.                   STATE AND
                                                TREASURY,                 POLITICAL     COMMERCIAL     RESIDENTIAL
                                                GOVT AND     FOREIGN         SUB-        MORTGAGE-      MORTGAGE-       ASSET-
                                   CORPORATE     AGENCY       GOVTS       DIVISIONS       BACKED          BACKED        BACKED
                                  -----------  ----------   ----------   -----------   ------------   -------------   ---------
Balance, January 1, 2009........   $   411.1    $   -        $   64.0     $   55.4      $  1,587.3     $       -      $ 304.1
Total gains (losses), realized
 and unrealized, included in:
   Earnings as:
    Net investment income.......         1.9        -             -            -               3.1             -         (1.7)
    Investment (losses), net....       (40.4)       -             -            -             (23.8)            -        (19.6)
    (Decrease) increase in
     the fair value of the
     reinsurance contracts......         -          -             -            -               -               -          -
                                  -----------  ----------   ----------   -----------   ------------   -------------   ---------
      Subtotal..................       (38.5)       -             -            -             (20.7)            -        (21.3)
                                  -----------  ----------   ----------   -----------   ------------   -------------   ---------
   Other comprehensive
    income (loss)...............        13.9        -             2.5         (7.2)           49.1             -         20.3
Purchases/issuances.............       107.1        -             1.0          -               -               -          -
Sales/settlements...............       (41.5)       -             (.2)         (.8)         (127.3)            -        (47.9)
Transfers into/out of
 Level 3 (2)....................        13.5        -           (46.6)         -               1.4             -        (38.1)
                                  -----------  ----------   ----------   -----------   ------------   -------------   ---------
Balance, Dec. 31, 2009..........   $   465.6    $   -        $   20.7     $   47.4      $  1,489.8     $       -      $ 217.1
                                  ===========  ==========   ==========   ===========   ============   =============   ==========

        (1) Includes Trading Securities' Level 3 amount.
        (2) Transfers into/out of Level 3 classification are reflected at beginning-of-period fair values.

                                    REDEEMABLE        OTHER            OTHER             GMIB         SEPARATE          GWBL
                                     PREFERRED        EQUITY          INVESTED       REINSURANCE      ACCOUNTS        FEATURES
                                      STOCK        INVESTMENTS(1)      ASSETS           ASSET          ASSETS        LIABILITY
                                  --------------  ----------------  -------------   --------------  -------------  --------------
Balance, January 1, 2009......... $         2.5   $          2.1    $       547.0   $     4,821.7   $     334.3    $       272.6
Total gains (losses), realized
 and unrealized, included in:
   Earnings as:
    Net investment income....               -                -             (357.2)            -             -                -
    Investment (losses), net.             (45.1)             -                -               -           (94.8)             -
    (Decrease) increase in
     the fair value of the
     reinsurance contracts...               -                -                -          (2,746.3)          -                -
    Policyholders' benefits..               -                -                -               -             -             (229.6)
                                  --------------  ----------------  -------------   --------------  -------------  --------------
      Subtotal...............             (45.1)             -             (357.2)       (2,746.3)        (94.8)          (229.6)
                                  --------------  ----------------  -------------   --------------  -------------  --------------
   Other comprehensive
    income (loss)............              34.1              -                -               -             -                -
Purchases/issuances..........                                                 -             180.4           1.2             11.9
Sales/settlements............               -               (1.2)           109.8             -            (7.3)             -
Transfers into/out of
 Level 3 (2).................              20.9               .7              -               -            (3.7)             -
                                  --------------  ----------------  -------------   --------------  -------------  --------------
Balance, Dec. 31, 2009.......     $        12.4   $          1.6    $       299.6   $     2,255.8   $     229.7    $        54.9
                                  ==============  ================  =============   ==============  =============  ==============

        (1) Includes Trading securities' Level 3 amount.
        (2) Transfers into/out of Level 3 classification are reflected at beginning-of-period fair values.

                               LEVEL 3 INSTRUMENTS
                             FAIR VALUE MEASUREMENTS
                                  (IN MILLIONS)

                                       Fixed
                                     Maturities        Other           Other           GMIB           Separate       GWBL
                                     Available         Equity         Invested      Reinsurance       Accounts      Features
                                      For Sale     Investments(1)      Assets          Asset           Assets      Liability
                                   ------------   ---------------    ----------    -------------    -----------   ----------

Balance, Dec. 31, 2007..........   $   2,503.4    $       3.0        $    160.9    $    124.7       $      40.8   $    -
 Impact of adopting fair value
   guidance, included in
   earnings .................              -              -                 -           210.6               -          -
                                   ------------   ---------------    ----------    -------------    -----------   ----------
Balance, Jan. 1, 2008........          2,503.4            3.0             160.9         335.3              40.8        -
                                   ------------   ---------------    ----------    -------------    -----------   ----------
 Total gains (losses), realized
  and unrealized, included in:
    Earnings as:
     Net investment income...              3.3            -               359.3           -                 -          -
     Investment (losses)
      gains, net.............           (144.5)          (1.1)              -             -               (17.4)       -
     Commissions, fees and
      other income...........              -              -                 -         3,571.2               -          -
     Policyholders' benefits.              -              -                 -             -                 -        265.2
                                   ------------   ---------------    ----------    -------------    -----------   ----------
           Subtotal..........           (141.2)          (1.1)            359.3       3,571.2             (17.4)     265.2
                                   ------------   ---------------    ----------    -------------    -----------   ----------
     Other comprehensive
       (loss) income.........           (384.6)            .6               -             -                 -          -
 Purchases/issuances and
  sales/settlements, net.....            (85.6)           (.4)             26.8         915.2             248.6        7.4
 Transfers into/out of
  Level 3(2).................            532.4            -                 -             -                62.3        -
                                   ------------   ---------------    ----------    -------------    -----------   ----------
Balance, Dec. 31, 2008.......      $   2,424.4    $       2.1        $    547.0    $  4,821.7       $     334.3   $  272.6
                                   ============   ===============    ==========    =============    ===========   ==========


        (1) Includes Trading securities' Level 3 amount.
        (2) Transfers into/out of Level 3 classification are reflected at beginning-of-period fair values.

        The table below details changes in unrealized gains (losses) for 2009 and 2008 by category for Level 3 assets still held at December 31, 2009 and 2008, respectively:

                                                              EARNINGS
                                         ----------------------------------------------------
                                                          INVESTMENT        CHANGE IN
                                              NET            GAINS        FAIR VALUE OF                         POLICY-
                                          INVESTMENT       (LOSSES),       REINSURANCE                          HOLDERS'
                                            INCOME            NET           CONTRACTS            OCI            BENEFITS
                                         ------------    ------------    --------------     -------------    --------------
                                                                          (IN MILLIONS)
Level 3 Instruments
Full Year 2009
Still Held at December 31, 2009:
   Change in unrealized gains
   or losses
     Fixed maturities,
      available-for-sale:
        Corporate....................    $      -        $      -        $       -          $      (2.2)     $       -
        U.S. Treasury, government
          and agency.................           -               -                -                  -                -
        State and political
          subdivisions...............           -               -                -                 (7.3)             -
        Foreign governments..........           -               -                -                  2.5              -
        Commercial
          mortgage-backed............           -               -                -                 36.8              -
        Residential
          mortgage-backed............           -               -                -                  -                -
        Asset-backed.................           -               -                -                  7.1              -
        Redeemable preferred stock...           -               -                -                 34.1              -
                                         ------------    ------------    --------------     -------------    --------------
            Subtotal.................           -               -                -                 71.0              -
     Equity securities,
        available for sale...........           -               -                -                  -                -
     Other equity investments........           -               -                -                  0.2              -
     Other invested assets...........        (247.4)            -                -                  -                -
     Cash equivalents................           -               -                -                  -                -
     Segregated securities...........           -               -                -                  -                -
     GMIB reinsurance contracts......           -               -           (2,565.9)               -                -
     Separate Accounts' assets.......           -             (95.5)             -                  -                -
     GWBL features' liability........           -               -                -                  -              217.7
                                         ------------    ------------    --------------     -------------    --------------
         Total.......................    $   (247.4)     $    (95.5)     $  (2,565.9)       $      71.2      $     217.7
                                         ============    ============    ==============     =============    ==============

                                                               Earnings
                                              -------------------------------------------
                                                                              Change in
                                                  Net         Investment    Fair Value of                    Policy-
                                              Investment        Gains        Reinsurance                     holders'
                                                Income      (Losses), Net     Contracts          OCI         Benefits
                                              ----------    -------------   -------------    -----------    -----------
                                                                            (In Millions)
Full Year 2008
Still Held at December 31, 2008:
   Change in unrealized gains or losses
     Fixed maturities, available
       for sale....................           $       -     $        -      $        -      $     (394.1)   $        -
     Other equity investments......                   -              -               -                .6             -
     Other invested assets.........                 386.1            -               -               -               -
     Cash equivalents..............                   -              -               -               -               -
     Segregated securities.........                   -              -               -               -               -
     GMIB reinsurance contracts....                   -              -           3,571.2             -               -
     Separate Accounts' assets.....                   -            (16.6)            -               -               -
     GWBL features' liability......                   -              -               -               -             265.2
                                              -----------   -------------   ------------    -------------   ------------
       Total.......................           $     386.1   $      (16.6)   $    3,571.2    $     (393.5)   $      265.2
                                              ===========   =============   ============    =============   ============

        Fair value measurements are required on a non-recurring basis for certain assets, including goodwill, mortgage loans on real estate, equity real estate held for production of income, and equity real estate held for sale, only when an other-than-temporary impairment or other event occurs. When such fair value measurements are recorded, they must be classified and disclosed within the fair value hierarchy. At December 31, 2009 and 2008, no assets were required to be measured at fair value on a non-recurring basis.

        The carrying values and fair values for financial instruments not otherwise disclosed in Notes 3, 6, 11 and 17 are presented below. Certain financial instruments are exempt from the requirements for fair value disclosure, such as insurance liabilities other than financial guarantees and investment contracts and pension and other postretirement obligations.

                                                                           DECEMBER 31,
                                                --------------------------------------------------------------------
                                                              2009                               2008
                                                ---------------------------------  ---------------------------------
                                                   CARRYING           FAIR            Carrying            Fair
                                                    VALUE             VALUE            Value             Value
                                                ---------------  ----------------  ---------------   ---------------
                                                                           (IN MILLIONS)
        Consolidated:
        -------------
          Mortgage loans on real estate......... $    3,554.8     $     3,547.4     $     3,673.9     $    3,624.5
          Other limited partnership interests...      1,308.4           1,308.4           1,414.6          1,414.6
          Policyholders liabilities:
            Investment contracts................      2,721.0           2,729.4           3,072.9          3,162.5
            Loans to Affiliates.................      1,048.3           1,077.2             588.3            588.3
          Long-term debt........................        199.9             226.0             199.9            190.8

        Closed Blocks:
        --------------
          Mortgage loans on real estate......... $    1,028.5     $     1,021.2     $     1,107.1     $    1,102.6
          Other equity investments..............          1.5               1.5               2.7              2.7
          SCNILC liability......................          7.6               7.6               8.6              8.6

        Wind-up Annuities(1):
        ---------------------
          Mortgage loans on real estate......... $        -       $         -       $         1.2     $        1.3
          Other equity investments..............          -                 -                 1.3              1.3
          Guaranteed interest contracts.........          -                 -                 5.5              6.2

        (1) At December 31, 2009, the remaining assets and liabilities of the group non-participating wind-up annuity line of business ("Wind-up Annuities") were consolidated into the Company's consolidated balance sheet on a line by line basis. At December 31, 2009 Wind-up Annuities had mortgage loans on real estate with a carrying value of $150.4 million and fair value of $156.4 million; other equity investment, with a carrying value and fair value of $1.3 million and guaranteed interest contracts with a carrying value of $5.4 million and a fair value of $5.6 million.

8)      GMDB, GMIB, GWBL AND NO LAPSE GUARANTEE FEATURES

        A) Variable Annuity Contracts - GMDB, GMIB and GWBL
           ------------------------------------------------

        The Company has certain variable annuity contracts with GMDB, GMIB, and/or GWBL features in-force that guarantee one of the following:

          o Return of Premium: the benefit is the greater of current account value or premiums paid (adjusted for withdrawals);

          o Ratchet: the benefit is the greatest of current account value, premiums paid (adjusted for withdrawals), or the highest account value on any anniversary up to contractually specified ages (adjusted for withdrawals);

          o Roll-Up: the benefit is the greater of current account value or premiums paid (adjusted for withdrawals) accumulated at contractually specified interest rates up to specified ages;

          o Combo: the benefit is the greater of the ratchet benefit or the roll-up benefit which may include a five year or annual reset; or

          o Withdrawal: the withdrawal is guaranteed up to a maximum amount per year for life.

        The following table summarizes the GMDB and GMIB liabilities, before reinsurance ceded, reflected in the General Account in future policy benefits and other policyholders liabilities:

                                                                  GMDB               GMIB               TOTAL
                                                            -----------------   ----------------   -----------------
                                                                                 (IN MILLIONS)

        Balance at January 1, 2007.........................  $       163.7      $         228.3    $         392.0
          Paid guarantee benefits..........................          (30.6)                (2.7)             (33.3)
          Other changes in reserve.........................          120.0                 84.3              204.3
                                                            -----------------   ----------------   -----------------
        Balance at December 31, 2007.......................          253.1                309.9              563.0
          Paid guarantee benefits..........................          (72.8)                (8.2)             (81.0)
          Other changes in reserve.........................          800.6              1,678.2            2,478.8
                                                            -----------------   ----------------   -----------------
        Balance at December 31, 2008.......................          980.9              1,979.9            2,960.8
          Paid guarantee benefits..........................         (249.1)               (57.6)            (306.7)
          Other changes in reserve.........................          354.7               (309.4)              45.3
                                                            -----------------   ----------------   -----------------
        Balance at December 31, 2009.......................  $     1,086.5      $       1,612.9    $       2,699.4
                                                            =================   ================   =================

        Related GMDB reinsurance ceded amounts were:

                                                                  GMDB
                                                            -----------------
                                                             (IN MILLIONS)

        Balance at January 1, 2007.........................  $        23.6
          Paid guarantee benefits ceded....................           (7.6)
          Other changes in reserve.........................           11.5
                                                            -----------------
        Balance at December 31, 2007.......................           27.5
          Paid guarantee benefits..........................           (7.1)
          Other changes in reserve.........................          306.9
                                                            -----------------
        Balance at December 31, 2008.......................          327.3
          Paid guarantee benefits..........................          (86.6)
          Other changes in reserve.........................          164.3
                                                            -----------------
        Balance at December 31, 2009.......................  $       405.0
                                                            =================

        The GMIB reinsurance contracts are considered derivatives and are reported at fair value.

        The December 31, 2009 values for variable annuity contracts in-force on such date with GMDB and GMIB features are presented in the following table. For contracts with the GMDB feature, the net amount at risk in the event of death is the amount by which the GMDB benefits exceed related account values. For contracts with the GMIB feature, the net amount at risk in the event of annuitization is the amount by which the present value of the GMIB benefits exceeds related account values, taking into account the relationship between current annuity purchase rates and the GMIB guaranteed annuity purchase rates. Since variable annuity contracts with GMDB guarantees may also offer GMIB guarantees in the same contract, the GMDB and GMIB amounts listed are not mutually exclusive:

                                                     RETURN
                                                       OF
                                                     PREMIUM        RATCHET        ROLL-UP         COMBO             TOTAL
                                                 --------------  ------------   -------------   --------------   --------------
                                                                             (DOLLARS IN MILLIONS)
        GMDB:
        -----
          Account values invested in:
             General Account..................   $    11,156     $     279      $      161      $       531      $    12,127
             Separate Accounts................   $    25,729     $   6,944      $    4,231      $    31,686      $    68,590
          Net amount at risk, gross...........   $     2,444     $   1,728      $    2,861      $    10,511      $    17,544
          Net amount at risk, net of
             amounts reinsured................   $     2,444     $     1,102    $    1,933      $     4,357      $     9,836
          Average attained age of
             contractholders..................            49.7          62.3            67.0             62.5             53.4
          Percentage of contractholders
             over age 70......................             7.6%         24.8%           41.8%            23.8%            12.9%
          Range of contractually specified
             interest rates..................           N/A             N/A            3%-6%         3%-6.5%          3%-6.5%

        GMIB:
        -----
          Account values invested in:
             General Account..................          N/A             N/A     $       36      $       775      $       811
             Separate Accounts................          N/A             N/A     $    2,836      $    43,484      $    46,320
          Net amount at risk, gross...........          N/A             N/A     $    1,318      $     1,027      $     2,345
          Net amount at risk, net of
             amounts reinsured................          N/A             N/A     $      386      $       253      $       639
          Weighted average years remaining
             until annuitization..............          N/A             N/A              1.1              7.0              6.5
          Range of contractually
             specified interest rates........           N/A             N/A          3%-6%           3%-6.5%          3%-6.5%

        The GWBL related liability was $54.9 million at December 31, 2009; which is accounted for as an embedded derivative. This liability reflects the present value of expected future payments (benefits) less the fees attributable to the GWBL feature over a range of market consistent economic scenarios.

        B) Separate Account Investments by Investment Category Underlying GMDB and GMIB Features
           -------------------------------------------------------------------

        The total account values of variable annuity contracts with GMDB and GMIB features include amounts allocated to the guaranteed interest option, which is part of the General Account and variable investment options that invest through Separate Accounts in variable insurance trusts. The following table presents the aggregate fair value of assets, by major investment category, held by Separate Accounts that support variable annuity contracts with GMDB and GMIB benefits and guarantees. The investment performance of the assets impacts the related account values and, consequently, the net amount of risk associated with the GMDB and GMIB benefits and guarantees. Since variable annuity contracts with GMDB benefits and guarantees may also offer GMIB benefits and guarantees in each contract, the GMDB and GMIB amounts listed are not mutually exclusive:

               INVESTMENT IN VARIABLE INSURANCE TRUST MUTUAL FUNDS

                                                                 DECEMBER 31,
                                                        ---------------------------
                                                             2009           2008
                                                        ------------  -------------
                                                             (IN MILLIONS)

       GMDB:
          Equity......................................   $ 41,447      $ 30,428
          Fixed income................................      3,957         3,745
          Balanced....................................     20,940        17,469
          Other.......................................      2,246         2,410
                                                        ------------  -------------
          Total.......................................   $ 68,590      $ 54,052
                                                        ============  =============

       GMIB:
          Equity......................................   $ 27,837      $ 19,138
          Fixed income................................      2,514         2,219
          Balanced....................................     15,351        12,887
          Other.......................................        618         1,272
                                                        ------------  -------------
          Total.......................................   $ 46,320      $ 35,516
                                                        ============  =============


        C) Hedging Programs for GMDB, GWBL and GMIB Features
           -------------------------------------------------

        Beginning in 2003, AXA Equitable established a program intended to hedge certain risks associated first with the GMDB feature and, beginning in 2004, with the GMIB feature of the Accumulator(R) series of variable annuity products. This program currently utilizes derivative instruments, such as exchange-traded futures contracts, options and interest rate swap and floor contracts as well as repurchase agreement transactions, that collectively are managed in an effort to reduce the economic impact of unfavorable changes in GMDB, GMIB and GWBL exposures attributable to movements in the equity and fixed income markets. At the present time, this program hedges such economic risks on products sold from 2001 forward, to the extent such risks are not reinsured. At December 31, 2009, the total account value and net amount at risk of the hedged Accumulator(R) series of variable annuity contracts were $36.45 billion and $6.99 billion, respectively, with the GMDB feature and $17.98 billion and $260.0 million, respectively, with the GMIB feature.

        These programs do not qualify for hedge accounting treatment. Therefore, gains or losses on the derivatives contracts used in these programs, including current period changes in fair value, are recognized in investment income in the period in which they occur, and may contribute to earnings volatility.

        D) Variable and Interest-Sensitive Life Insurance Policies - No Lapse Guarantee
            -------------------------------------------------------------

        The no lapse guarantee feature contained in variable and interest-sensitive life insurance policies keeps them in force in situations where the policy value is not sufficient to cover monthly charges then due. The no lapse guarantee remains in effect so long as the policy meets a contractually specified premium funding test and certain other requirements.

        The following table summarizes the no lapse guarantee liabilities reflected in the General Account in Future policy benefits and other policyholders liabilities, and the related reinsurance ceded:

                                                                 DIRECT       REINSURANCE
                                                               LIABILITY         CEDED             NET
                                                            -------------   --------------  ------------
                                                                             (IN MILLIONS)

       Balance at January 1, 2007.........................   $     66.8      $     (47.9)    $     18.9
          Other changes in reserves.......................         68.2            (59.7)           8.5
                                                            -------------   --------------  ------------
       Balance at December 31, 2007.......................        135.0           (107.6)          27.4
          Other changes in reserves.......................         68.0            (45.0)          23.0
                                                            -------------   --------------  ------------
       Balance at December 31, 2008.......................        203.0           (152.6)          50.4
          Other changes in reserves.......................         52.0            (21.0)          31.0
                                                            -------------   --------------  ------------
       Balance at December 31, 2009.......................   $    255.0      $    (173.6)    $     81.4
                                                            =============   ==============  ============


9)      REINSURANCE AGREEMENTS

        The Insurance Group assumes and cedes reinsurance with other insurance companies. The Insurance Group evaluates the financial condition of its reinsurers to minimize its exposure to significant losses from reinsurer insolvencies. Ceded reinsurance does not relieve the originating insurer of liability.

        The Insurance Group reinsures most of its new variable life, universal life and term life policies on an excess of retention basis. The Insurance Group maintains a maximum retention on each single life policy of $25.0 million and on each second-to-die policy of $30.0 million with the excess 100% reinsured. The Insurance Group also reinsures the entire risk on certain substandard underwriting risks and in certain other cases.

        At December 31, 2009, the Company had reinsured with non-affiliates and affiliates in the aggregate approximately 6.5% and 37.4%, respectively, of its current exposure to the GMDB obligation on annuity contracts in-force and, subject to certain maximum amounts or caps in any one period, approximately 72.8% of its current liability exposure resulting from the GMIB feature. See Note 8.

        Based on management's estimates of future contract cash flows and experience, the estimated fair values of the GMIB reinsurance contracts, considered derivatives, at December 31, 2009 and 2008 were $2,255.8 million and $4,821.7 million, respectively. The (decreases) increases in estimated fair value were $(2,565.9) million, $1,566.8 million and $6.9 million for 2009, 2008 and 2007, respectively.

        At December 31, 2009 and 2008, respectively, third-party reinsurance recoverables related to insurance contracts amounted to $3,028.2 million and $2,897.2 million. Reinsurance payables related to insurance contracts totaling $79.7 million and $62.7 million are included in other liabilities in the consolidated balance sheets at December 31, 2009 and 2008, respectively.

        The Insurance Group cedes substantially all of its group life and health business to a third party insurer. Insurance liabilities ceded totaled $207.0 million and $236.8 million at December 31, 2009 and 2008, respectively.

        The Insurance Group also cedes a portion of its extended term insurance and paid-up life insurance and substantially all of its individual disability income business through various coinsurance agreements.

        The Insurance Group has also assumed accident, health, annuity, aviation and space risks by participating in or reinsuring various reinsurance pools and arrangements. In addition to the sale of insurance products, the Insurance Group currently acts as a professional retrocessionaire by assuming life reinsurance from professional reinsurers. Reinsurance assumed reserves at December 31, 2009 and 2008 were $648.1 million and $732.3 million, respectively.

        The following table summarizes the effect of reinsurance:

                                                                2009             2008           2007
                                                            -------------  --------------   ------------
                                                                           (IN MILLIONS)

        Direct premiums....................................  $     838.2    $    848.3       $    855.1
        Reinsurance assumed................................        202.0         193.8            193.0
        Reinsurance ceded..................................       (609.1)       (283.5)          (243.2)
                                                            -------------  --------------   ------------
        Premiums                                             $     431.1    $    758.6       $    804.9
                                                            =============  ==============   ============

        Universal Life and Investment-type Product
          Policy Fee Income Ceded..........................  $     197.1    $    169.1       $    153.9
                                                            =============  ==============   ============
        Policyholders' Benefits Ceded......................  $     485.2    $  1,221.8       $    510.7
                                                            =============  ==============   ============
        Interest Credited to Policyholders' Account
          Balances Ceded...................................  $       -      $     33.2       $     56.1
                                                            =============  ==============   ============

        Individual Disability Income and Major Medical
        ----------------------------------------------

        Claim reserves and associated liabilities net of reinsurance ceded for individual DI and major medical policies were $92.0 million and $94.4 million at December 31, 2009 and 2008, respectively. At December 31, 2009 and 2008, respectively, $1,667.4 million and $1,680.8 million of DI reserves and associated liabilities were ceded through indemnity reinsurance agreements with a singular reinsurance group. Net incurred benefits (benefits paid plus changes in claim reserves) and benefits paid for individual DI and major medical policies are summarized below:

                                                                 2009             2008             2007
                                                            --------------   --------------   --------------
                                                                              (IN MILLIONS)

        Incurred benefits related to current year..........  $       37.6     $      35.5      $       32.9
        Incurred benefits related to prior years...........           6.4             4.2              13.2
                                                            --------------   --------------   --------------
        Total Incurred Benefits............................  $       44.0     $      39.7      $       46.1
                                                            ==============   ==============   ==============

        Benefits paid related to current year..............  $       12.7     $      10.8      $       11.9
        Benefits paid related to prior years...............          34.1            28.8              32.8
                                                            --------------   --------------   --------------
        Total Benefits Paid................................  $       46.8     $      39.6      $       44.7
                                                            ==============   ==============   ==============


10)     SHORT-TERM AND LONG-TERM DEBT

        Short-term and long-term debt consists of the following:

                                                                                          DECEMBER 31,
                                                                              ------------------------------
                                                                                    2009           2008
                                                                              --------------  --------------
                                                                                      (IN MILLIONS)
        Short-term debt:
        AllianceBernstein commercial paper
          (with interest rates of 0.2% and 1.8%).............................  $      249.1    $      284.8
                                                                              --------------  --------------
            Total short-term debt............................................         249.1           284.8
                                                                              --------------  --------------

        Long-term debt:
        AXA Equitable:
          Surplus Notes, 7.70%, due 2015.....................................         199.9           199.8
                                                                              --------------  --------------
            Total long-term debt.............................................         199.9           199.8
                                                                              --------------  --------------

        Total Short-term and Long-term Debt..................................  $      449.0    $      484.6
                                                                              ==============  ==============

        Short-term Debt
        ---------------

        On September 23, 2008, AXA Equitable repaid its $350.0 million promissory note, $101.7 million of which was included in Wind-up Annuities discontinued operations.

        On July 17, 2008, AXA Equitable was accepted as a member of the Federal Home Loan Bank of New York ("FHLBNY"), which provides AXA Equitable with access to collateralized borrowings and other FHLBNY products. As membership requires the ownership of member stock, AXA Equitable purchased stock to meet their membership requirement ($12.9 million, as of December 31, 2009). Any borrowings from the FHLBNY require the purchase of FHLBNY activity based stock in an amount equal to 4.5% of the borrowings. AXA Equitable's borrowing capacity with FHLBNY is $1.00 billion. As a member of FHLBNY, AXA Equitable can receive advances for which it would be required to pledge qualified mortgage-backed assets and government securities as collateral. At December 31, 2009, there were no outstanding borrowings from FHLBNY.

        As of December 31, 2009, SCB LLC maintained four separate uncommitted credit facilities with various banks totaling $525.0 million. In addition, SCB LLC has two lines of credit with a commercial bank as of December 31, 2009 and December 31, 2008, one for $75.0 million secured by U.S. Treasury Bills and a second for $50.0 million secured by pledges of equity securities.

        In January 2008, SCB LLC entered into a $950.0 million three-year revolving credit facility with a group of commercial banks to fund its obligations resulting from engaging in certain securities trading and other customer activities. Under the revolving credit facility, the interest rate, at the option of SCB LLC, is a floating rate generally based upon a defined prime rate, a rate related to the London Interbank Offered Rate ("LIBOR") or the Federal Funds rate.

        AllianceBernstein has a $1,000.0 million five-year revolving credit facility with a group of commercial banks and other lenders that expires in 2011. The revolving credit facility is intended to provide back-up liquidity for their $1,000.0 million commercial paper program although they borrow directly under the facility from time to time. Under the revolving credit facility, the interest rate, at the option of AllianceBernstein, is a floating rate generally based upon a defined prime rate, a rate related to LIBOR or the Federal Funds rate. The revolving credit facility contains covenants that, among other things, require AllianceBernstein to meet certain financial ratios. Amounts borrowed under the commercial paper program reduce amounts available for direct borrowing under the revolving credit facility on a dollar-for-dollar basis. AllianceBernstein was in compliance with the covenants as of December 31, 2009.

        Long-term Debt
        ---------------

        At December 31, 2009, the Company was not in breach of any long-term debt covenants.


11)     RELATED PARTY TRANSACTIONS

        Loans to Affiliates
        -------------------

        In September 2007, AXA issued $650.0 million in 5.40% senior unsecured notes to AXA Equitable. These notes pay interest semi-annually and mature on September 30, 2012.

        Loans from Affiliates
        ---------------------

        In 2005, AXA Equitable issued a note to AXA Financial in the amount of $325.0 million with an interest rate of 6.00% and a maturity date of December 1, 2035. Interest on this note is payable semi-annually.

        In November 2008, AXA Financial purchased a $500.0 million callable 7.1% surplus note from AXA Equitable. The note pays interest semi-annually and matures on December 1, 2018.

        In December 2008, AXA Financial purchased a $500.0 million callable 7.1% surplus note from AXA Equitable. The note pays interest semi-annually and matures on December 1, 2018.

        Other Transactions
        ------------------

        On June 17, 2009, AXA Equitable's continuing operations and its discontinued Wind-up Annuities business sold a jointly owned real estate property valued at $1.10 billion to a non-insurance subsidiary of AXA Financial in exchange for $700.0 million in cash and $400.0 million in 8% ten year term mortgage notes on the property reported in Loans to affiliates in the consolidated balance sheets. The $438.9 million after-tax excess of the property's fair value over its carrying value was accounted for as a capital contribution to AXA Equitable.

        The Company reimburses AXA Financial for expenses relating to the Excess Retirement Plan, Supplemental Executive Retirement Plan and certain other employee benefit plans that provide participants with medical, life insurance, and deferred compensation benefits. Such reimbursement was based on the cost to AXA Financial of the benefits provided which totaled $56.3 million, $76.2 million and $63.1 million, respectively, for 2009, 2008 and 2007.

        In 2009, 2008 and 2007, respectively, the Company paid AXA Distribution and its subsidiaries $634.0 million, $754.2 million and $806.9 million of commissions and fees for sales of insurance products. The Company charged AXA Distribution's subsidiaries $402.4 million, $320.5 million and $340.2 million, respectively, for their applicable share of operating expenses in 2009, 2008 and 2007, pursuant to the Agreements for Services.

        In fourth quarter 2008, AXA Equitable reinsured the GMDB and GMIB riders on the Accumulator(R) products sold on or after January 1, 2006 and in-force at September 30, 2008 with AXA Financial (Bermuda) Ltd. ("AXA Bermuda"), an affiliate that is an indirect wholly owned subsidiary of AXA Financial. AXA Equitable transferred cash and derivative instruments with a fair value of $6,892.5 million equal to the market value of the insurance liabilities assumed by AXA Bermuda on October 1, 2008 and income derived from the hedges related to these riders for the period from October through December 2008, to that entity. AXA Bermuda will manage the dynamic hedging program to mitigate risks related to the reinsured riders. In fourth quarter 2008, AXA Equitable recorded a GMDB reinsurance recoverable and a GMIB reinsurance asset totaling $3,385.7 resulting in a cost of reinsurance of $3,506.8 million. The cost of this arrangement has been deferred and will be amortized over the life of the underlying annuity contracts. Amortization of the cost in 2010 is expected to be approximately $348.0 million.

        Various AXA affiliates cede a portion of their life and health insurance business through reinsurance agreements to AXA Cessions, an AXA affiliated reinsurer. AXA Cessions, in turn, retroceded a quota share portion of these risks to AXA Equitable on a one-year term basis. Premiums earned in 2009, 2008 and 2007 under this arrangement totaled approximately $0.6 million, zero and $1.7 million, respectively. Claims and expenses paid in 2009, 2008 and 2007 were $0.5 million, zero and $1.1 million, respectively.

        Both AXA Equitable and AllianceBernstein, along with other AXA affiliates, participate in certain intercompany cost sharing and service agreements including technology and professional development arrangements. AXA Equitable and AllianceBernstein incurred expenses under such agreements of approximately $152.0 million, $157.8 million and $143.6 million in 2009, 2008 and 2007, respectively. Expense reimbursements by AXA and AXA affiliates to AXA Equitable under such agreements totaled approximately $50.3 million, $63.0 million and $58.4 million in 2009, 2008 and 2007, respectively. The net receivable related to these contracts was approximately $5.6 million and $3.4 million at December 31, 2009 and 2008, respectively.

        Commissions, fees and other income includes certain revenues for services provided to mutual funds managed by AllianceBernstein. These revenues are described below:

                                                                    2009               2008              2007
                                                              --------------      --------------    --------------
                                                                                  (IN MILLIONS)
        Investment advisory and services fees..............   $       658.5       $       870.5     $      1,027.6
        Distribution revenues..............................           277.3               378.4              473.4
        Other revenues - shareholder servicing fees........            90.1                99.0              103.6
        Other revenues - other.............................             7.0                 6.9                6.5
        Institutional research services....................             1.1                 1.2                1.6

12)     EMPLOYEE BENEFIT PLANS

        The Company (other than AllianceBernstein) sponsors qualified and non-qualified defined benefit plans covering substantially all employees (including certain qualified part-time employees), managers and certain agents. These pension plans are non-contributory and their benefits are generally based on a cash balance formula and/or, for certain participants, years of service and average earnings over a specified period in the plans. AllianceBernstein maintains a qualified, non-contributory, defined benefit retirement plan covering current and former employees who were employed by AllianceBernstein in the United States prior to October 2, 2000. AllianceBernstein's benefits are based on years of credited service and average final base salary. The Company uses a December 31 measurement date for its pension plans.

        For 2009, cash contributions by AllianceBernstein and the Company (other than AllianceBernstein) to their respective qualified pension plans were $12.8 million and $19.0 million. The Pension Protection Act of 2006 (the "Pension Act") introduced new funding requirements for single-employer defined benefit pension plans, provided guidelines for measuring pension plan assets and obligations for funding purposes, introduced benefit limitations for certain underfunded plans, and raised tax deduction limits for contributions to retirement plans. Most of these changes were effective by December 31, 2009, including funding-based limits on future benefit accruals and payments. The Company's funding policy to its qualified pension plans (other than those of AllianceBernstein) is to make annual aggregate contributions of approximately $30.0 million unless the minimum contribution required by the Employee Retirement Income Security Act of 1974 ("ERISA"), as amended by the Pension Act, is greater. Cash contributions during 2010 are estimated to be approximately $215.0 million. AllianceBernstein's policy is to satisfy its funding obligation to its qualified retirement plan each year in an amount not less than the minimum required by ERISA, as amended by the Pension Act, and not greater than the maximum it can deduct for Federal income tax purposes.

        Effective December 31, 2008, AllianceBernstein amended its qualified pension plan to eliminate all future accruals for future services and compensation increases. This amendment was considered a plan curtailment and resulted in a decrease in the Projected Benefit Obligation ("PBO") of approximately $13.1 million, which was offset against existing deferred losses in accumulated other comprehensive income (loss). In addition, as a result of all future service being eliminated, AllianceBernstein accelerated recognition of the existing prior service credit of $3.5 million in fourth quarter 2008.

        Components of net periodic pension expense for the Company's qualified and non-qualified plans were as follows:

                                                                  2009               2008                2007
                                                            -----------------   ----------------   -----------------
                                                                                 (IN MILLIONS)

        Service cost.......................................  $        38.3       $       41.6       $       39.0
        Interest cost......................................          136.2              134.1              128.8
        Expected return on assets..........................         (125.6)            (194.4)            (191.0)
        Curtailment gain...................................            -                 (3.5)               -
        Net amortization...................................           95.3               42.6               57.5
        Plan amendments....................................            1.8                -                  -
                                                            -----------------   ----------------   -----------------
        Net Periodic Pension Expense.......................  $       146.0       $       20.4       $       34.3
                                                            =================   ================   =================

        Changes in the PBO of the Company's qualified and non-qualified plans were comprised of:

                                                                                           DECEMBER 31,
                                                                                ------------------------------------
                                                                                     2009                2008
                                                                                ----------------   -----------------
                                                                                           (IN MILLIONS)

        Projected benefit obligation, beginning of year.......................   $    2,181.1       $    2,222.1
        Service cost..........................................................           30.3               33.6
        Interest cost.........................................................          136.2              134.1
        Actuarial losses (gains)..............................................           68.8              (27.6)
        Plan curtailment......................................................            -                (13.1)
        Benefits paid.........................................................         (177.0)            (168.0)
        Plan amendments.......................................................            1.8                -
                                                                                ----------------   -----------------
        Projected Benefit Obligation, End of Year..............................  $    2,241.2       $    2,181.1
                                                                                ================   =================

        The following table discloses the change in plan assets and the funded status of the Company's qualified and non-qualified pension plans:

                                                                                             DECEMBER 31,
                                                                                  -----------------------------------
                                                                                       2009               2008
                                                                                  ----------------  -----------------
                                                                                            (IN MILLIONS)

        Pension plan assets at fair value, beginning of year....................   $    1,460.4      $     2,415.7
        Actual return on plan assets............................................          104.1             (813.6)
        Contributions...........................................................           31.8               35.6
        Benefits paid and fees..................................................         (190.3)            (177.3)
                                                                                  ----------------  -----------------
        Pension plan assets at fair value, end of year..........................        1,406.0            1,460.4
        PBO.....................................................................        2,241.2            2,181.1
                                                                                  ----------------  -----------------
        Excess of PBO Over Pension Plan Assets..................................   $     (835.2)     $      (720.7)
                                                                                  ================  =================

        Amounts recognized in the accompanying consolidated balance sheets to reflect the funded status of these plans were accrued pension costs of $835.2 million and $720.7 million at December 31, 2009 and 2008, respectively. The aggregate PBO and fair value of pension plan assets for plans with PBOs in excess of those assets were $2,241.2 million and $1,406.0 million, respectively at December 31, 2009 and $2,181.1 million and $1,460.4 million, respectively, at December 31, 2008. The aggregate accumulated benefit obligation and fair value of pension plan assets for pension plans with accumulated benefit obligations in excess of those assets were $2,206.4 million and $1,406.0 million, respectively, at December 31, 2009 and $2,137.7 million and $1,460.4 million, respectively, at December 31, 2008. The accumulated benefit obligation for all defined benefit pension plans were $2,206.4 million and $2,137.7 million at December 31, 2009 and 2008, respectively.

        The following table discloses the amounts included in accumulated other comprehensive income at December 31, 2009 and 2008 that have not yet been recognized as components of net periodic pension cost:

                                                                                         DECEMBER 31,
                                                                            ----------------------------------------
                                                                                   2009                 2008
                                                                            -------------------  -------------------
                                                                                         (IN MILLIONS)

        Unrecognized net actuarial loss .................................... $      1,492.9       $      1,497.0
        Unrecognized prior service cost.....................................            7.5                  3.2
        Unrecognized net transition asset...................................            (.5)                 (.6)
                                                                            -------------------  -------------------
             Total ......................................................... $      1,499.9       $      1,499.6
                                                                            ===================  ===================

        The estimated net actuarial loss, prior service credit, and net transition asset expected to be reclassified from accumulated other comprehensive income and recognized as components of net periodic pension cost over the next year are $124.0 million, $(0.9) million, and (0.1) million, respectively.

        The following table discloses the allocation of the fair value of total plan assets for the qualified plans of the Company at December 31, 2009 and 2008:

                                                                                     DECEMBER 31,
                                                                            ------------------------
                                                                               2009         2008
                                                                            -----------  -----------
                                                                                  (IN MILLIONS)

       Fixed maturities..................................................        45.3%       27.9%
       Equity securities.................................................        37.0        54.1
       Equity real estate................................................        11.6        16.7
       Cash and short-term investments...................................         6.1         1.3
                                                                                -------     ------
                                                                                100.0%      100.0%
                                                                                =======     ======

        The primary investment objective of the qualified pension plans of the Company is to maximize return on assets, giving consideration to prudent risk. Guidelines regarding the allocation of plan assets are formalized by the Investment Committee established by the funded benefit plans of AXA Equitable and are designed with a long-term investment horizon. In January 2009, the asset allocation strategy of the qualified defined benefit pension plans was revised to target 30%-40% equities, 50%-60% high quality bonds, and 10%-15% equity real estate and other investments. Prior to this change, the target asset mix included equity securities, fixed maturities and real estate at 65%, 25% and 10%, respectively. Exposure to real estate investments offers diversity to the total portfolio and long-term inflation protection.

        During fourth quarter 2008, a short-term hedge program were executed by the AXA Equitable qualified pension plans to minimize further downside equity risk, which in 2009 was extended for a period of one year.

        The following table discloses the fair values of plan assets and their level of observability within the fair value hierarchy for the qualified pension plans of the Company at December 31, 2009.

                                                                       AT DECEMBER 31, 2009
                                                --------------------------------------------------------------------
                                                   LEVEL 1           LEVEL 2          LEVEL 3            TOTAL
                                                ---------------  ----------------  ---------------   ---------------
                                                                           (IN MILLIONS)
        ASSET CATEGORIES
        Fixed maturities:
          Corporate............................. $        -       $       414.8     $         -       $      414.8
          US Treasury, government
            and agency..........................          -               192.4               -              192.4
          States and political subdivisions.....          -                 9.2               -                9.2
          Foreign governments...................          -                 -                 -                -
          Commercial mortgage-backed............          -                 -                 -                -
          Asset-backed..........................          -                 -                 -                -
          Other structured debt.................          -                 -                 6.5              6.5
        Common and preferred equity.............        574.7               1.4               -              576.1
        Mutual funds............................          5.0               -                 -                5.0
        Hedge funds.............................          -                 6.5               -                6.5
        Derivatives, net........................        (95.9)              -                 -              (95.9)
        Private real estate investment funds....          -                 -                12.1             12.1
        Private investment trusts...............          -                44.4             146.7            191.1
        Commercial mortgages....................          -                 -                 1.8              1.8
        Cash and cash equivalents...............         32.0               1.4               -               33.4
        Short-term investments..................         29.2              23.8               -               53.0
                                                ---------------  ----------------  ---------------   ---------------
          Total................................. $      545.0     $       693.9     $       167.1     $    1,406.0
                                                ===============  ================  ===============   ===============

        At December 31, 2009, assets classified as Level 1, Level 2 and Level 3 comprise approximately 38.8%, 49.3% and 11.9%, respectively, of qualified pension plan assets. See Note 2 for a description of the fair value hierarchy. The fair values of qualified plan assets are measured and ascribed to levels within the fair value hierarchy in a manner consistent with the invested assets of the Company that are measured at fair value on a recurring basis. Except for an investment of approximately $146.7 million in a private real estate investment trust through a pooled separate account, there are no significant concentrations of credit risk arising within or across categories of qualified plan assets.

        The table below presents a reconciliation for all Level 3 qualified plan assets at December 31, 2009.

                                                           PRIVATE REAL
                                                              ESTATE         PRIVATE
                                             FIXED          INVESTMENT     INVESTMENT      COMMERCIAL
                                          MATURITIES(1)       FUNDS          TRUSTS        MORTGAGES       TOTAL
                                          -------------   -------------   ------------   -------------   ----------
                                                                    (IN MILLIONS)

       Balance at
        December 31, 2008.............    $        5.9    $       15.4    $      224.4   $        2.1    $   247.8
       Actual return on Plan assets:
          Relating to assets still
          held at December 31, 2009...              .6            (2.6)          (77.7)           (.1)       (79.8)
          Relating to assets sold
          during 2009.................             -               (.1)            -               .1          -
       Purchases, sales, issues
        and settlements, net..........             -               (.6)            -              (.3)         (.9)
       Transfers into/
        out of Level 3................             -               -               -              -            -
       Balance at                         ------------    ------------    ------------   ------------    ----------
        December 31, 2009.............    $        6.5    $       12.1    $      146.7   $        1.8    $   167.1
                                          =============   =============   ============   =============   ===========

        (1) Includes commercial mortgage- and asset-backed securities and other structured debt.

        The discount rate assumptions used by the Company to measure the benefits obligations and related net periodic cost of its qualified and non-qualified pension plans reflect the rates at which those benefits could be effectively settled. Projected nominal cash outflows to fund expected annual benefits payments under each of the Company's qualified and non-qualified pension plans were discounted using a published high-quality bond yield curve. The discount rate used to measure each of the benefits obligation at December 31, 2009 and 2008 represents the level equivalent spot discount rate that produces the same aggregate present value measure of the total benefits obligation as the aforementioned discounted cash flow analysis. The following table discloses the weighted-average assumptions used to measure the Company's pension benefit obligations and net periodic pension cost at and for the years ended December 31, 2009 and 2008.

                                                                                   2009               2008
                                                                               -------------      -------------
       Discount rates:
         Benefit obligation...............................................         6.00%              6.50%
         Periodic cost....................................................         6.50%              6.25%(1)

       Rates of compensation increase:
         Benefit obligation and periodic cost.............................         6.00%              6.00%

       Expected long-term rates of return on pension
          plan assets (periodic cost).....................................         6.75%              8.50%

        (1) For pension plans remeasured in second quarter 2008, periodic cost was recalculated using a discount rate of 6.75% for the remainder of the year.

        The expected long-term rate of return assumption on plan assets is based upon the target asset allocation of the plan portfolio and is determined using forward-looking assumptions in the context of historical returns and volatilities for each asset class. The decrease in the expected long-term rate of return assumption in 2009 reflected the revised asset allocation strategy implemented in January 2009.

        Prior to 1987, participants' benefits under AXA Equitable's qualified plan were funded through the purchase of non-participating annuity contracts from AXA Equitable. Benefit payments under these contracts were approximately $15.5 million, $17.3 million and $18.9 million for 2009, 2008 and 2007, respectively.

        The following table provides an estimate of future benefits expected to be paid in each of the next five years, beginning January 1, 2010, and in the aggregate for the five years thereafter. These estimates are based on the same assumptions used to measure the respective benefit obligations at December 31, 2009 and include benefits attributable to estimated future employee service.

                                                              PENSION
                                                              BENEFITS
                                                          ----------------
                                                            (IN MILLIONS)
                               2010...................... $       185.7
                               2011......................         194.1
                               2012......................         195.7
                               2013......................         194.7
                               2014......................         194.1
                               Years 2015-2019...........         947.9

        AllianceBernstein maintains several unfunded long-term incentive compensation plans for the benefit of certain eligible employees and executives. The AllianceBernstein Capital Accumulation Plan was frozen on December 31, 1987 and no additional awards have been made, however, ACMC, Inc. ("ACMC"), a direct wholly owned subsidiary of the Company, is obligated to make capital contributions to AllianceBernstein in amounts equal to benefits paid under this plan as well as other assumed contractual unfunded deferred compensation arrangements covering certain executives. For the remaining active plans, benefits vest ratably over periods ranging from 3 to 8 years, and the related costs are amortized as compensation and benefit expense over the shorter of the vesting period or other basis provided for by specific plan provisions. Prior to 2009, participants in these plans designated the percentages of their awards to be allocated among notional investments in Holding Units, AllianceBernstein investment services, and, in certain instances, options to acquire Holding Units. Beginning in 2009, annual awards granted under the Amended and Restated AllianceBernstein Incentive Compensation Award Program were in the form of restricted Holding Units. The Company recorded compensation and benefit expenses in connection with these long-term incentive compensation plans of AllianceBernstein totaling $221.1 million, $133.1 million and $289.1 million for 2009, 2008 and 2007, respectively. As further described in Note 13, the cost of the 2009 awards made in the form of restricted Holding Units was measured, recognized, and disclosed as a share-based compensation program.


13)     SHARE-BASED COMPENSATION AND OTHER COMPENSATION PROGRAMS

        AXA and AXA Financial sponsor various share-based compensation plans for eligible employees and associates of AXA Financial and its subsidiaries, including the Company. AllianceBernstein also sponsors its own unit option plans for certain of its employees. Activity in these share-based plans in the discussions that follow relates to awards granted to eligible employees and associates of AXA Financial and its subsidiaries under each of these plans in the aggregate, except where otherwise noted.

        For 2009, 2008 and 2007, respectively, the Company recognized compensation costs of $78.4 million, $33.8 million and $81.2 million for share-based payment arrangements as further described herein.

        Performance Units. On May 10, 2009, approximately 318,051 performance units earned under the AXA Performance Unit Plan 2007 were fully vested for total value of approximately $5.1 million. Distributions to participants were made on May 21, 2009, resulting in cash settlements of approximately 85% of these performance units for aggregate value of approximately $4.3 million and equity settlements of the remainder with approximately 46,615 restricted AXA ADRs for aggregate value of approximately $0.8 million.

        On March 20, 2009, under the terms of the AXA Performance Unit Plan 2009, the AXA Management Board awarded approximately 1.3 million unearned performance units to employees of AXA Financial's subsidiaries. During each year that the performance unit awards are outstanding, a pro-rata portion of the units may be earned based on criteria measuring the performance of AXA and AXA Financial Group. The extent to which performance targets are met determines the number of performance units earned, which may vary between 0% and 130% of the number of performance units at stake. Performance units earned under the 2009 plan generally cliff-vest on the second anniversary of their award date. When fully-vested, the performance units earned will be settled in cash or, in some cases, a combination of cash (70%) and stock (30%), the latter equity portion having transfer restrictions for a two-year period. For 2009 awards, the price used to value the performance units at settlement will be the average opening price of the AXA ordinary share for the last 20 trading days of the vesting period converted to U.S. dollars using the Euro to U.S. dollar exchange rate on the last day of the vesting period. For 2009, the Company recognized compensation expense of approximately $4.6 million in respect of the March 20, 2009 grant of performance units.

        On March 31, 2008, approximately 702,404 performance units earned under the AXA Performance Unit Plan 2006 were fully vested for total value of approximately $24.2 million, including incremental units earned from having exceeded targeted 2007 performance criteria by 0.68%. Distributions to participants were made on April 10, 2008, resulting in cash settlements of approximately 78% of these performance units for aggregate value of approximately $18.6 million and equity settlements of the remainder with approximately 153,494 restricted AXA ADRs for aggregate value of approximately $5.6 million.

        For 2009, 2008 and 2007, the Company recognized compensation costs of $4.6 million, $5.5 million and $11.6 million, respectively, for performance units earned to date. The change in fair value of these awards is measured by the closing price of the underlying AXA ordinary shares or AXA ADRs. The cost of performance unit awards are, as adjusted for achievement of performance targets and pre-vesting forfeitures is attributed over the shorter of the cliff-vesting period or to the date at which retirement eligibility is achieved. The value of performance units earned and reported in Other liabilities in the consolidated balance sheets at December 31, 2009 and 2008 was $17.5 million and $17.3 million, respectively. Approximately 718,754 outstanding performance units are at risk to achievement of 2010 performance criteria, primarily representing one-half of the award granted on March 31, 2009.

        Option Plans. On March 20, 2009, approximately 1.7 million options to purchase AXA ordinary shares were granted under the terms of the Stock Option Plan at an exercise price of 10.00 Euros. Approximately 1.4 million of those options have a four-year graded vesting schedule, with one-third vesting on each of the second, third, and fourth anniversaries of the grant date, and approximately 0.3 million have a four-year cliff vesting term. In addition, approximately 0.2 million of the total options awarded on March 20, 2009 are further subject to conditional vesting terms that require the AXA ordinary share price to outperform the Euro Stoxx Insurance Index measured between March 20, 2009 and March 20, 2013. All of the options granted on March 20, 2009 have a ten-year contractual term. Beginning at the grant date, the total fair value of this award, net of expected forfeitures, of approximately $3.7 million is charged to expense over the shorter of the vesting term or the period up to the date at which the participant becomes retirement eligible. For 2009, the expense associated with the March 20, 2009 grant of options was approximately $1.4 million.

        On January 23, 2009, AllianceBernstein granted to selected senior officers approximately 6.5 million options to purchase Holding Units under the terms of its long-term incentive plan, having an aggregate fair value of approximately $22.9 million. Except for certain option awards granted in 2007 pursuant to a special deferred compensation program, outstanding options to purchase AllianceBernstein Holding Units generally vest ratably over a five year period.

        The number of AXA ADRs authorized to be issued pursuant to option grants and, as further described below, restricted stock grants under The AXA Financial, Inc. 1997 Stock Incentive Plan (the "Stock Incentive Plan") is approximately 124.5 million less the number of shares issued pursuant to option grants under The AXA Financial, Inc. 1991 Stock Incentive Plan (the predecessor plan to the Stock Incentive Plan). The aggregate number of AllianceBernstein Holding Units subject to options granted or otherwise awarded under its long-term incentive compensation plans, may not exceed 41.0 million. At December 31, 2009, approximately 19.6 million options to purchase AllianceBernstein Holding Units and 15.2 million other unit awards, net of forfeitures, were subject to the aggregate allowable maximum.

        A summary of the activity in the AXA, AXA Financial and AllianceBernstein option plans during 2009 follows:

                                                                     Options Outstanding
                           ------------------------------------------------------------------------------------------------------
                                  AXA Ordinary Shares                     AXA ADRs               AllianceBernstein Holding Units
                           ---------------------------------   ------------------------------   ---------------------------------
                                                Weighted                          Weighted                           Weighted
                               Number           Average             Number         Average          Number            Average
                             Outstanding        Exercise         Outstanding       Exercise       Outstanding         Exercise
                            (In Millions)        Price          (In Millions)       Price        (In Millions)         Price
                           --------------    ---------------   --------------   -------------   ---------------  ----------------
Options outstanding at
   January 1, 2009........          13.8     (euro)    26.54           12.3      $     20.40             6.7     $        66.11
Options granted...........           2.1     (euro)    10.78             .2      $     12.00             6.6     $        17.06
Options exercised.........            .3     (euro)     -              (1.0)     $     16.01             -       $         -
Options forfeited, net....          (1.2)    (euro)    27.06            (.6)     $     26.74            (0.9)    $        45.09
Options expired...........           -                                  -                                (.3)    $        30.21
                           --------------                     ---------------                   ---------------
Options Outstanding at
   December 31, 2009......          15.0     (euro)    23.75           10.9      $     19.95            12.1     $        41.79
                           ==============    ===============  ===============   =============   ===============  ================
Aggregate Intrinsic
   Value(1)...............                   (euro)     -                        $     64.4                      $         -
                                             ===============                    =============                    ================
Weighted Average
   Remaining
   Contractual Term
   (in years).............           6.92                               3.18                               -
                           ==============                     ===============                   ===============
Options Exercisable at
   December 31, 2009......           6.2     (euro)    24.85           10.9      $     19.4              2.8     $        51.91
                           ==============    ===============  ===============   =============   ===============  ================
Aggregate Intrinsic
   Value(1)...............                   (euro)     -(2)                     $     64.0                      $         -(2)
                                             ===============                    =============                    ================
Weighted Average
   Remaining
   Contractual Term
   (in years).............           5.54                               3.16                             2.9
                           ==============                     ===============                   ===============

        (1) Intrinsic value, presented in millions, is calculated as the excess of the closing market price on December 31, 2009 of the respective underlying shares over the strike prices of the option awards.

        (2) The aggregate intrinsic value on options outstanding, exercisable and expected to vest is negative and is therefore presented as zero in the table above.

        Cash proceeds received from employee exercises of options to purchase AXA ADRs in 2009 was $15.8 million. The intrinsic value related to employee exercises of options to purchase AXA ADRs during 2009, 2008 and 2007 were $7.7 million, $43.5 million and $141.4 million, respectively, resulting in amounts currently deductible for tax purposes of $2.7 million, $14.6 million and $48.0 million, respectively, for the periods then ended. In 2009, 2008 and 2007, windfall tax benefits of approximately $2.3 million, $10.0 million and $34.3 million, respectively, resulted from employee exercises of stock option awards.

        At December 31, 2009, AXA Financial held 1.3 million AXA ADRs in treasury at a weighted average cost of approximately $25.38 per ADR, of which approximately 1.1 million were designated to fund future exercises of outstanding employee stock options and the remainder of approximately
        0.2 million units was available for general corporate purposes, including funding other stock-based compensation programs. These AXA ADRs were obtained primarily by exercise of call options that had been purchased by AXA Financial beginning in fourth quarter 2004 to mitigate the U.S. dollar price and foreign exchange risks associated with funding exercises of employee stock options. These call options expired on November 23, 2009. During 2009, AXA Financial utilized approximately 1.0 million AXA ADRs from treasury to fund exercises of employee stock options. Outstanding employee options to purchase AXA ordinary shares began to become exercisable on March 29, 2007, coincident with the second anniversary of the first award made in 2005, and exercises of these awards are funded by newly issued AXA ordinary shares.

        For the purpose of estimating the fair value of employee stock option awards, the Company applies the Black-Scholes-Merton formula and attributes the result over the requisite service period using the graded-vesting method. A Monte-Carlo simulation approach was used to model the fair value of the conditional vesting feature of the awards of options to purchase AXA ordinary shares. Shown below are the relevant input assumptions used to derive the fair values of options awarded in 2009, 2008 and 2007, respectively.

                                                 AXA Ordinary Shares               AllianceBernstein Holding Units
                                           ---------------------------------   ----------------------------------------
                                             2009       2008        2007           2009          2008         2007
                                           --------   ---------   ----------   ------------   ----------   ------------

        Dividend yield....................  10.69%      7.12%       4.10%         5.2-6.1%        5.4%       5.6-5.7%

        Expected volatility...............   57.5%      34.7%       27.5%          0-44.6%       29.3%     27.7-30.8%

        Risk-free interest rates..........   2.74%      4.19%       4.40%         1.6-2.1%        3.2%       3.5-4.9%

        Expected life in years............    5.5        6.0         5.5          6.0-6.5         6.0        6.0-9.5

        Weighted average fair value per
          option at grant date............ $ 2.57     $ 5.70      $ 9.61       $     3.52     $ 10.85      $   15.96

        For 2009, 2008 and 2007, the Company recognized compensation costs for employee stock options of $20.2 million, $27.0 million, and $38.8 million, respectively. As of December 31, 2009, approximately $53.5 million of unrecognized compensation cost related to unvested employee stock option awards, net of estimated pre-vesting forfeitures, is expected to be recognized by the Company over a weighted average period of 4.2 years.

        Restricted Awards. Under the Stock Incentive Plan, AXA Financial grants restricted AXA ADRs to employees of its subsidiaries. Generally, all outstanding restricted AXA ADR awards have vesting terms ranging from three to five years. Under The Equity Plan for Directors (the "Equity Plan"), AXA Financial grants non-officer directors restricted AXA ADRs and unrestricted AXA ADRs annually. Similarly, AllianceBernstein awards restricted AllianceBernstein Holding Units to independent directors of its General Partner. In addition, under its Century Club Plan, awards of restricted AllianceBernstein Holding Units that vest ratably over three years are made to eligible AllianceBernstein employees whose primary responsibilities are to assist in the distribution of company-sponsored mutual funds.

        In 2009, AllianceBernstein awarded approximately 1.4 million restricted Holding Units in connection with certain employment and separation agreements with vesting terms ranging from two to five years. In addition, approximately 8.4 million restricted Holding Units were granted by AllianceBernstein under its 2009 incentive compensation program with ratable vesting over a four year period. The aggregate grant date fair values of these 2009 restricted Holding Unit awards was approximately $256.6 million. On December 19, 2008, in accordance with the terms of his employment agreement, AllianceBernstein awarded Mr. Kraus, Chairman and CEO of AllianceBernstein, approximately 2.7 million restricted AllianceBernstein Holding Units with a grant date fair value of $19.20 per Holding Unit. These Holding Units vest ratably over a 5-year period and are subject to accelerated vesting.

        For 2009, 2008 and 2007, respectively, the Company recognized compensation costs of $44.6 million, $6.1 million and $8.6 million for awards outstanding under these restricted award plans. The fair values of awards made under these plans are measured at the date of grant by reference to the closing price of the unrestricted shares, and the result generally is attributed over the shorter of the requisite service period, the performance period, if any, or to the date at which retirement eligibility is achieved and subsequent service no longer is required for continued vesting of the award. At December 31, 2009, approximately 12.5 million restricted awards remain unvested, including restricted awards of AllianceBernstein Holding units. At December 31, 2009, approximately $236.6 million of unrecognized compensation cost related to these unvested awards, net of estimated pre-vesting forfeitures, is expected to be recognized over a weighted average period of 3.9 years.

        The following table summarizes unvested restricted AXA ADR activity for 2009.

                                                                  Weighted
                                                 Shares of        Average
                                                Restricted       Grant Date
                                                   Stock         Fair Value
                                              --------------   ---------------

        Unvested as of January 1, 2009.......      461,102      $      31.92
        Granted..............................       63,088      $      12.30
        Vested...............................      118,626      $      22.31
        Forfeited............................        1,079
                                              --------------
        Unvested as of December 31, 2009.....      404,485      $      31.74
                                              ==============

        Restricted AXA ADRs vested in 2009, 2008 and 2007 had aggregate vesting date fair values of approximately $1.5 million, $3.3 million and $7.0 million, respectively. In 2008, 149,413 restricted AXA ADRs were granted, having an aggregate grant-date fair value of $5.6 million.

        Tandem SARs/NSOs. In January 2001, certain employees exchanged fully vested in-the-money AXA ADR options for tandem Stock Appreciation Rights/AXA ADR non-statutory options ("tandem SARs/NSOs") of then-equivalent intrinsic value. The Company recorded compensation expense for these fully-vested awards of $(0.5) million, $(5.5) million and zero for 2009, 2008 and 2007, respectively, reflecting the impact in those periods of the change in the market price of the AXA ADR on the cash-settlement value of the SARs component of the outstanding tandem SARs/NSOs. The value of these tandem SARs/NSOs at December 31, 2009 and 2008 was $0.7 million and $1.2 million, respectively. At December 31, 2009, 133,266 tandem SARs/NSOs were outstanding, for which the SARs component had maximum value of $2.0 million. Approximately 80% of these tandem SARs/NSOs expired on February 16, 2010, with the remainder to expire in third quarter 2010. During 2009, 2008 and 2007, respectively, approximately 11,368, 0.7 million and 0.4 million of these awards were exercised at an aggregate cash-settlement value of $0.1 million, $9.2 million and $7.2 million.

        SARs. On March 20, 2009, 129,722 Stock Appreciation Rights ("SARs") with a 4-year cliff-vesting schedule were granted to certain associates of AXA Financial subsidiaries. These SARs entitle the holder to a cash payment equal to any appreciation in the value of the AXA ordinary share over 10.00 Euros as of the date of exercise. At December 31, 2009, 731,959 million SARs were outstanding, having weighted average remaining contractual term of 8.0 years. The accrued value of SARs at December 31, 2009 and 2008 was $1.1 million and $0.4 million, respectively, and recorded as liabilities in the consolidated balance sheets. For 2009, 2008 and 2007, the Company recorded compensation expense for SARs of $0.7 million, $(2.3) million and $1.0 million, respectively, reflecting the impact in those periods of the changes in their fair values as determined by applying the Black Scholes-Merton formula and assumptions used to price employee stock option awards.

        AXA Shareplan. In 2009, eligible employees of participating AXA Financial subsidiaries were offered the opportunity to reserve a subscription to purchase newly issued AXA stock, subject to plan limits, under the terms of AXA Shareplan 2009. Similar to the AXA Shareplan programs previously offered in 2001 through 2008, the plan offered two investment alternatives that, with limited exceptions, restrict sale or transfer of the purchased shares for a period of five years. "Investment Option A" permitted participants to purchase AXA ADRs at a 20% formula discounted price of $22.06 per share. "Investment Option B" permitted participants to purchase AXA ordinary shares at the same formula discounted price on a leveraged basis with a guaranteed return of initial investment plus a variable percentage of any appreciation in the value of the total shares purchased. The Company recognized compensation expense of $7.0 million in 2009, $1.1 million in 2008 and $27.7 million in 2007 in connection with each respective year's offering of AXA Shareplan, representing the aggregate discount provided to participants for their purchase of AXA stock under each of those plans, as adjusted for the post-vesting, five-year holding period. Participants in AXA Shareplans 2009, 2008 and 2007 primarily invested under Investment Option B for the purchase of approximately 5.5 million, 6.5 million and
        5.3 million AXA ordinary shares, respectively.

        AXA Miles Program. On July 1, 2007, under the terms of the AXA Miles Program 2007, the AXA Management Board granted 50 AXA Miles to every employee of AXA for purpose of enhancing long-term employee-shareholder engagement. Each AXA Mile represents the right to receive one unrestricted AXA ordinary share on July 1, 2011, conditional only upon continued employment with AXA at the close of the four-year cliff-vesting period with exceptions for retirement, death, and disability. For AXA Financial participants, settlement of the right to receive each unrestricted AXA ordinary share will be made in the form of an AXA ADR. The grant date fair value of approximately 449,400 AXA Miles awarded to employees of AXA Financial's subsidiaries was approximately $19.4 million, measured as the market equivalent of a vested AXA ordinary share. Beginning on July 1, 2007, the total fair value of this award, net of expected forfeitures, has been expensed over the shorter of the vesting term or to the date at which the participant becomes retirement eligible. For 2009, 2008 and 2007, respectively, AXA Financial Group recognized compensation expense of approximately $1.8 million, $1.9 million and $5.4 million in respect of this grant of AXA Miles. Provided certain performance targets are achieved, an additional allocation of 50 AXA Miles per employee will be considered for future award under terms then-to-be-determined and approved by the AXA Management Board.

14)     NET INVESTMENT (LOSS) INCOME AND INVESTMENT GAINS (LOSSES), NET

        The following table breaks out Net investment (loss) income by asset category:

                                                                  2009               2008                2007
                                                            -----------------   ----------------   -----------------
                                                                                 (IN MILLIONS)
        Fixed maturities...................................  $    1,582.3        $    1,668.6       $    1,728.5
        Mortgage loans on real estate......................         231.3               251.7              233.5
        Equity real estate.................................           5.7                11.7               14.2
        Other equity investments...........................         (67.8)             (110.9)             236.6
        Policy loans.......................................         238.3               251.3              255.9
        Short-term investments.............................          20.5                30.8               55.1
        Derivative investments.............................      (3,079.4)            7,302.1               86.6
        Broker-dealer related receivables..................          14.8                65.5              234.6
        Trading securities.................................         137.2              (343.5)              29.5
        Other investment income............................          14.2                27.9               51.7
                                                            -----------------   ----------------   -----------------
          Gross investment (loss) income...................        (902.9)            9,155.2            2,926.2

        Investment expenses................................         (73.2)              (64.7)             (78.1)
        Interest expense...................................          (4.4)              (36.5)            (194.4)
                                                            -----------------   ----------------   -----------------

        Net Investment (Loss) Income.......................  $     (980.5)       $    9,054.0       $    2,653.7
                                                            =================   ================   =================

        For 2009, 2008 and 2007, respectively, Net investment (loss) income from derivatives included $(1,769.1) million, $6,622.6 million and $16.4 million of realized (losses) gains on contracts closed during those periods and $(1,310.3) million, $679.5 million and $70.2 million of unrealized (losses) gains on derivative positions at each respective year end.

        Investment gains (losses), net including changes in the valuation allowances, are as follows:

                                                                  2009               2008                2007
                                                            -----------------   ----------------   -----------------
                                                                                 (IN MILLIONS)
        Fixed maturities...................................  $        (2.5)      $     (367.3)      $      (55.6)
        Mortgage loans on real estate......................            -                  2.3                7.8
        Equity real estate.................................            (.1)              (1.6)               7.3
        Other equity investments...........................           53.3               11.5               16.9
        Other(1)...........................................            3.0               16.6               16.4
                                                            -----------------   ----------------   -----------------
        Investment Gains (Losses), Net.....................  $        53.7       $     (338.5)      $       (7.2)
                                                            =================   ================   =================

        (1) In 2008 and 2007, respectively, AllianceBernstein issued units to its employees under long-term incentive plans. As a result of these transactions, the Company recorded non-cash realized gains of $9.9 million and $15.5 million for 2008 and 2007, respectively. In 2009, the FASB issued new guidance in which a gain or loss will be recognized only when an entity loses control and deconsolidates a subsidiary. As a result, in 2009, no gain or loss was recorded on these transactions.

        Writedowns of fixed maturities were $163.4 million, $285.9 million and $79.0 million in 2009, 2008 and 2007, respectively. There were no writedowns of mortgage loans on real estate in 2009, 2008 and 2007. There were no writedowns of equity real estate in 2009, 2008 and 2007.

        For 2009, 2008 and 2007, respectively, proceeds received on sales of fixed maturities classified as AFS amounted to $2,900.7 million, $324.4 million and $1,554.6 million. Gross gains of $319.5 million, $3.3 million and $12.6 million and gross losses of $127.8 million, $94.5 million and $20.3 million were realized on these sales in 2009, 2008 and 2007, respectively. The change in unrealized investment gains (losses) related to fixed maturities classified as available for sale for 2009, 2008 and 2007 amounted to $2,353.4 million, $(2,525.8) million and $(376.4) million, respectively.

        For 2009, 2008 and 2007, respectively, investment results passed through to certain participating group annuity contracts as interest credited to policyholders' account balances totaled $39.5 million, $47.7 million and $52.7 million.

        Changes in unrealized gains (losses) reflect changes in fair value of only those fixed maturities and equity securities classified as available for sale and do not reflect any changes in fair value of policyholders' account balances and future policy benefits.

        The net unrealized investment gains (losses) included in the consolidated balance sheets as a component of accumulated other comprehensive income and the changes for the corresponding years, including Wind-up Annuities on a line-by-line basis, follow:

                                                                  2009               2008                2007
                                                            -----------------   ----------------   -----------------
                                                                                 (IN MILLIONS)
        Balance, Attributable to AXA Equitable,
          beginning of year................................ $     (1,270.8)     $       103.6      $       282.2
        Changes in unrealized investment gains
          (losses) on investments..........................        2,494.0           (2,608.8)            (380.5)
        Impact of unrealized investment gains (losses)
          attributable to:
            Participating group annuity contracts, Closed
               Block policyholder dividend
               obligation and other........................           58.2             (163.7)              24.8
            DAC............................................         (578.4)             582.0               83.5
            Deferred income tax (expense) benefit..........         (704.6)             746.2              103.4
                                                            -----------------   ----------------   -----------------
        Total..............................................           (1.6)          (1,340.7)             113.4
        Less: Changes in unrealized investment (gains)
          losses attributable to noncontrolling interest...          (66.2)              69.9               (9.8)
                                                            -----------------   ----------------   -----------------
        Balance Attributable to AXA Equitable,
          End of Year...................................... $       (67.8)      $    (1,270.8)     $       103.6
                                                           =================   ================   =================

                                                                  2009               2008                2007
                                                            -----------------   ----------------   -----------------
                                                                                 (IN MILLIONS)
        Balance, end of year comprises:
          Unrealized investment gains (losses) on:
            Fixed maturities............................... $         33.0      $    (2,450.4)     $       155.5
            Other equity investments.......................            8.5               (2.1)               0.8
                                                            -----------------   ----------------   -----------------
              Total........................................           41.5           (2,452.5)             156.3
          Impact of unrealized investment (losses) gains
            attributable to:
            Participating group annuity contracts, Closed
               Block policyholder dividend
               obligation and other........................          (70.4)            (128.6)              35.1
            DAC............................................          (23.3)             555.1              (26.9)
            Deferred income tax (expense) benefit .........           (0.6)             704.0              (42.2)
                                                            -----------------   ----------------   -----------------
        Total..............................................          (52.8)          (1,322.0)             122.3
        Less: (Income) loss attributable to
          noncontrolling interest..........................          (15.0)              51.2              (18.7)
                                                            -----------------   ----------------   -----------------
        Balance Attributable to AXA Equitable,
          End of Year...................................... $        (67.8)     $    (1,270.8)     $       103.6
                                                            =================   ================   =================

15)     INCOME TAXES

        A summary of the income tax expense in the consolidated statements of earnings follows:

                                                                  2009               2008                2007
                                                            -----------------   ----------------   -----------------
                                                                                 (IN MILLIONS)
        Income tax expense:
          Current (benefit) expense .......................  $       (81.1)      $     (319.7)      $      464.0
          Deferred (benefit) expense.......................       (1,191.0)           2,010.2              288.5
                                                            -----------------   ----------------   -----------------
        Total..............................................  $    (1,272.1)      $    1,690.5       $      752.5
                                                            =================   ================   =================

        The Federal income taxes attributable to consolidated operations are different from the amounts determined by multiplying the earnings before income taxes and minority interest by the expected Federal income tax rate of 35%. The sources of the difference and their tax effects are as follows:

                                                                  2009               2008                2007
                                                            -----------------   ----------------   -----------------
                                                                                 (IN MILLIONS)

        Expected income tax (benefit) expense..............  $    (1,077.5)      $    1,885.1       $      937.5
        Noncontrolling interest............................         (104.8)            (132.3)            (227.3)
        Separate Accounts investment activity..............          (71.6)             (66.5)             (52.0)
        Non-taxable investment (loss) income...............          (26.9)              26.1              (21.7)
        Adjustment of tax audit reserves...................           (7.4)               9.9               21.5
        State income taxes.................................           11.6               20.5               50.2
        AllianceBernstein Federal and foreign taxes........            6.3              (53.3)              40.2
        Other..............................................           (1.8)               1.0                4.1
                                                            -----------------   ----------------   -----------------
        Income Tax (Benefit) Expense.......................  $    (1,272.1)      $    1,690.5       $      752.5
                                                            =================   ================   =================

        On August 16, 2007, the IRS issued Revenue Ruling 2007-54 that purported to change accepted industry and IRS interpretations of the statutes governing the computation of the Separate Account dividends received deduction ("DRD"). This ruling was suspended on September 25, 2007 in Revenue Ruling 2007-61, and the U.S. Department of the Treasury (the "Treasury") indicated that it would address the computational issues in a regulation project. Any regulations that the Treasury ultimately proposes for issuance in this area will be subject to public notice and comment, at which time insurance companies and other members of the public will have the opportunity to raise legal and practical questions about the content, scope and application of such regulations. The ultimate timing and substance of any such regulations are unknown, but they could result in the elimination of some or all of the Separate Account DRD tax benefit that the Company receives.

        The components of the net deferred income taxes are as follows:

                                                       DECEMBER 31, 2009                  December 31, 2008
                                                ---------------------------------  ---------------------------------
                                                    ASSETS         LIABILITIES         Assets         Liabilities
                                                ---------------  ----------------  ---------------   ---------------
                                                                           (IN MILLIONS)

        Compensation and related benefits......  $     438.0      $        -        $      297.1      $       -
        Reserves and reinsurance...............          -               878.7               -            1,465.8
        DAC....................................          -             2,307.6               -            2,209.5
        Unrealized investment losses...........         40.2               -               683.6              -
        Investments............................          -               584.7               -              722.2
        Other..................................         67.0               -                 -               47.0
                                                ---------------  ----------------  ---------------   ---------------
        Total..................................  $     545.2      $    3,771.0      $      980.7      $   4,444.5
                                                ===============  ================  ===============   ===============

        The Company provides income taxes on the undistributed earnings of non-U.S. corporate subsidiaries except to the extent that such earnings are permanently invested outside the United States. As of December 31, 2009, $534.4 million of accumulated undistributed earnings of non-U.S. corporate subsidiaries were permanently invested. At existing applicable income tax rates, additional taxes of approximately $88.1 million would need to be provided if such earnings were remitted.

        At December 31, 2009, the total amount of unrecognized tax benefits was $599.9 million, of which $425.5 million would affect the effective rate and $174.4 million was temporary in nature. At December 31, 2008, the total amount of unrecognized tax benefits was $506.6 million, of which $372.6 million would affect the effective rate and $134.0 million was temporary in nature.

        The Company recognizes accrued interest and penalties related to unrecognized tax benefits in tax expense. Interest and penalties included in the amounts of unrecognized tax benefits at December 31, 2009 and 2008 were $81.0 million and $77.3 million, respectively. Tax (benefit) expense for 2009, 2008 and 2007, respectively, reflected $3.7 million, $8.7 million and $22.5 million in interest related to unrecognized tax benefits.

        A reconciliation of unrecognized tax benefits (excluding interest and penalties) follows:

                                                                    2009               2008               2007
                                                              ----------------   ----------------   ----------------
                                                                                   (IN MILLIONS)
       Balance at January 1...............................    $         428.6    $         343.6    $         325.2
       Additions for tax positions of prior years.........              146.2               81.3               19.2
       Reductions for tax positions of prior years........              (50.2)              (4.9)              (1.5)
       Additions for tax positions of current years.......                1.3                 .9                3.4
       Reductions for tax positions of current year.......                -                  -                 (0.3)
       Settlements with tax authorities...................               (5.8)               7.7               (2.4)
                                                              ----------------   ----------------   ----------------
       Balance, December 31...............................    $         520.1    $         428.6    $         343.6
                                                              ================   ================   ================

        The IRS completed its examination of the Company's 2002 and 2003 Federal corporate income tax returns and issued its Revenue Agent's Report in second quarter 2008. The Company has appealed an issue to the Appeals Office of the IRS. In addition, AllianceBernstein settled various examinations by state and local tax authorities. It is reasonably possible that the total amounts of unrecognized tax benefits will change due to IRS proceedings and the addition of new issues for open tax years. The possible change in the amount of unrecognized tax benefits cannot be estimated at this time.

        In 2009, IRS examinations for years subsequent to 2003 for the Company have been initiated. It is reasonably possible that the total amounts of unrecognized tax benefits will change due to IRS proceedings and the addition of new issues for open tax years. The possible change in the amount of unrecognized tax benefits cannot be estimated at this time.


16)     DISCONTINUED OPERATIONS

        The Company's discontinued operations include: equity real estate held-for-sale; disposals of businesses; and, through December 31, 2009, Wind-up Annuities. No real estate was held for sale at December 31, 2009 and 2008. The following tables reconcile the Earnings (losses) from discontinued operations, net of income taxes and Gains on disposal of discontinued operations, net of income taxes to the amounts reflected in the consolidated statements of earnings for the three years in the period ended December 31, 2009:

                                                                          2009          2008            2007
                                                                      -------------  ------------   -------------
                                                                                    (IN MILLIONS)

       EARNINGS (LOSSES) FROM DISCONTINUED OPERATIONS,
          NET OF INCOME TAXES:
       Wind-up Annuities.............................................  $     (9.7)    $   (27.5)     $      (.1)
       Real estate held-for-sale.....................................        12.4          22.7             6.8
       Disposal of business - Enterprise.............................         -             -               1.0
                                                                      -------------  ------------   -------------
       Total.........................................................  $      2.7     $    (4.8)     $      7.7
                                                                      =============  ============   =============

       GAINS ON DISPOSAL OF DISCONTINUED OPERATIONS,
          NET OF INCOME TAXES:
       Real estate held for sale.....................................  $      -       $     6.3      $      3.2
       Disposal of business - Enterprise.............................         -             -               (.4)
                                                                      -------------  ------------   -------------
       Total.........................................................  $      -       $     6.3      $      2.8
                                                                      =============  ============   =============

        During second quarter 2009, an equity real estate property jointly owned by Wind-up Annuities and AXA Equitable's continuing operations was sold to a wholly owned subsidiary of AXA Financial. Wind-up Annuities recorded book value at the date of sale was of $123.5 million. Proceeds on the sale that were received by Wind-up Annuities' were $319.6 million. In connection with the sale, Wind-up Annuities acquired a $150.0 million mortgage from the affiliate on the property sold and a $50.3 million interest in another equity real estate property from continuing operations.

        Disposal of Businesses
        ----------------------

        In accordance with their October 2006 agreement, during 2007, AXA Financial and its subsidiaries, AXA Equitable, Enterprise and Enterprise Fund Distributors, Inc., ("EFD") transferred to Goldman Sachs Asset Management L.P. ("GSAM") assets of the business of serving as sponsor of and investment manager to 27 of the 31 funds of AXA Enterprise Multi-manager Funds Trust, AXA Enterprise Funds Trust and The Enterprise

        Group of Funds, Inc. (collectively, the "AXA Enterprise Funds") and completed the reorganization of such funds to corresponding mutual funds managed by GSAM. In 2008, AXA Financial completed the reorganization and/or liquidation of the remaining four retail mutual funds in AXA Enterprise Funds of the remaining funds which together had approximately $661.9 million in assets under management as of December 31, 2007. As a result of management's disposition plan, AXA Enterprise Funds advisory and distribution and investment management contracts and operations were reported as Discontinued Operations. In 2007, $0.7 million pre-tax ($0.4 million post-tax) of severance and transaction costs were recorded as a result of the disposition of the funds. Proceeds received in 2007, on the disposition of the AXA Enterprise Funds totaled $26.3 million.

        In 2009 and 2008, there were no impairments recorded on intangible assets associated with AXA Enterprise Fund's investment management contracts based upon fair value. At December 31, 2009 and 2008, there were no assets or liabilities related to these operations.

        Wind-up Annuities
        -----------------

        In 1991, management discontinued the business of Wind-up Annuities, the terms of which were fixed at issue, and which were sold to corporate sponsors of terminated qualified defined benefit plans, and for which a premium deficiency reserve and an allowance for future losses based upon projected future cash flows had been established. Due to the significant decline in in-force business, at December 31, 2009 the remaining assets and liabilities of the Wind-up Annuities were consolidated into the Company's consolidated balance sheet on a line-by-line basis.

        The Company evaluates the need for an allowance for future losses quarterly; the process involved comparison of the current period's results of Wind-up Annuities to previous projections and re-estimation of future expected losses, if appropriate, to determine whether an adjustment was required. Investment and benefit cash flow projections were updated annually as part of the Company's annual planning process. If the Company's analysis in any given period indicates that an allowance for future losses was not necessary, any current period Wind-up Annuities' operating losses or earnings were recognized as (Losses) earnings from discontinued operations, net of income taxes in the consolidated statements of earnings. At December 31, 2009, no allowance for future losses was necessary based upon projections of reasonably assured future net investing and operating cash flows.

        The determination of projected future cash flows involved numerous estimates and subjective judgments regarding the expected performance of invested assets held for the Wind-up Annuities' business and the expected run-off of Wind-up Annuities liabilities. There can be no assurance the projected future cash flows will not differ from the cash flows ultimately realized. To the extent actual results or future projections of Wind-up Annuities are lower than management's current estimates and assumptions and result in operating losses not being offset by reasonably assured future net investing and operating cash flows, an allowance for future losses may be necessary. In particular, to the extent income, sales proceeds and holding periods for equity real estate differ from management's previous assumptions, the establishment of a loss allowance liability may result.

        Summarized financial information for Wind-up Annuities follows:

                                                                                          DECEMBER 31,
                                                                              --------------------------------------
                                                                                  2009(1)                2008
                                                                              -----------------    -----------------
                                                                                          (IN MILLIONS)

        BALANCE SHEETS
        Fixed maturities, available for sale, at estimated fair value
          (amortized cost of $530.5 and $661.8)..............................  $      543.5         $      602.1
        Mortgage loans on real estate........................................         150.4                  1.2
        Equity real estate...................................................          92.2                162.2
        Other invested assets................................................          84.4                  1.3
                                                                              -----------------    -----------------
          Total investments..................................................         870.5                766.8
        Other assets.........................................................            .5                 77.1
                                                                              -----------------    -----------------
        Total Assets.........................................................  $      871.0         $      843.9
                                                                              =================    =================

        Policyholders liabilities............................................  $      705.1         $      723.4
        Other liabilities....................................................         165.9                120.5
                                                                              -----------------    -----------------
        Total Liabilities....................................................  $      871.0         $      843.9
                                                                              =================    =================

        (1) Amounts are now included in the consolidated balance sheet at December 31, 2009 on a line-by-line basis.

                                                                  2009               2008                2007
                                                            -----------------   ----------------   -----------------
                                                                                 (IN MILLIONS)

        STATEMENTS OF EARNINGS
        Investment income (net of investment
          expenses of $10.2, $19.3 and $19.6)..............  $        60.0       $       64.0       $       64.9
        Investment (losses) gains, net:
          Total OTTI losses................................           (5.1)              (5.6)              (8.6)
          Portion of loss recognized in other
             comprehensive income..........................            -                  -                  -
                                                            -----------------   ----------------   -----------------
               Net impairment losses recognized............           (5.1)              (5.6)              (8.6)
          Other investment (losses) gains, net.............           (1.3)                .8                7.8
                                                            -----------------   ----------------   -----------------
                 Total investment losses, net..............           (6.4)              (4.8)               (.8)
                                                            -----------------   ----------------   -----------------
        Policy fees, premiums and other income.............           (2.8)                .1                 .2
                                                            -----------------   ----------------   -----------------
        Total revenues.....................................           50.8               59.3               64.3
                                                            -----------------   ----------------   -----------------

        Benefits and other deductions......................           69.2              101.7               80.0
        Losses charged to the
          allowance for future losses......................            -                  -                (15.6)
                                                            -----------------   ----------------   -----------------
        Pre-tax loss from operations.......................          (18.4)             (42.4)               (.1)

        Income tax benefit ................................            8.7               14.9                -
                                                            -----------------   ----------------   -----------------

        Losses from Wind-up Annuities......................  $        (9.7)      $      (27.5)      $        (.1)
                                                            =================   ================   =================

17)     ACCUMULATED OTHER COMPREHENSIVE (LOSS) INCOME

        Accumulated other comprehensive (loss) income represents cumulative gains and losses on items that are not reflected in earnings. The balances for the past three years follow:

                                                                                 DECEMBER 31,
                                                            --------------------------------------------------------
                                                                  2009               2008                2007
                                                            -----------------   ----------------   -----------------
                                                                                 (IN MILLIONS)

        Unrealized gains (losses) on investments........... $          9.2      $    (1,322.0)     $       122.3
        Defined benefit pensions plans.....................         (967.9)            (964.8)            (371.5)
        Impact of implementing new accounting guidance,
          net of taxes.....................................          (62.0)               -                  -
                                                            -----------------   ----------------   -----------------
        Total accumulated other
          comprehensive loss...............................       (1,020.7)          (2,286.8)            (249.2)
        Accumulated other comprehensive (income) loss
          attributable to noncontrolling interest..........          (15.0)              51.2              (18.7)
                                                            -----------------   ----------------   -----------------
        Accumulated Other Comprehensive Loss Attributable
          to AXA Equitable................................. $     (1,035.7)     $    (2,235.6)     $      (267.9)
                                                            =================   ================   =================

        The components of other comprehensive loss for the past three years follow:

                                                                  2009               2008                2007
                                                            -----------------   ----------------   -----------------
                                                                                 (IN MILLIONS)

        Net unrealized gains (losses) on investments:
          Net unrealized gains (losses) arising during
            the period..................................... $      2,391.1      $    (2,533.5)     $      (357.8)
          (Gains) losses reclassified into net (loss)
            earnings during the period.....................         (164.9)              75.3               22.7
                                                            -----------------   ----------------   -----------------
        Net unrealized gains (losses) on investments.......        2,556.0           (2,608.8)            (380.5)
        Adjustments for policyholders liabilities,
            DAC and deferred income taxes..................       (1,224.8)           1,164.5              211.7
                                                            -----------------   ----------------   -----------------

        Change in unrealized gains (losses),
          net of adjustments...............................        1,331.2           (1,444.3)            (168.8)
        Change in defined benefits pension plans...........           (3.1)            (593.3)              78.0
                                                            -----------------   ----------------   -----------------
        Total other comprehensive income (loss),
          net of income taxes..............................        1,328.1           (2,037.6)             (90.8)
        Other comprehensive (income) loss
          attributable to noncontrolling interest..........          (66.2)              69.9               (9.8)
                                                            -----------------   ----------------   -----------------
        Other Comprehensive Income (Loss)
          Attributable to AXA Equitable.................... $      1,261.9      $    (1,967.7)     $      (100.6)
                                                            =================   ================   =================


18)     COMMITMENTS AND CONTINGENT LIABILITIES

        Debt Maturities
        ---------------

        At December 31, 2009, aggregate maturities of the long-term debt, including any current portion of long-term debt, based on required principal payments at maturity were none for 2010-2014 and $200.0 million thereafter.

        Leases
        ------

        The Company has entered into operating leases for office space and certain other assets, principally information technology equipment and office furniture and equipment. Future minimum payments under non-cancelable operating leases for 2010 and the four successive years are $203.9 million, $205.2 million, $212.5 million, $218.8 million, $210.7 million and $2,243.3 million thereafter. Minimum future sublease rental income on these non-cancelable operating leases for 2010 and the four successive years is $8.4 million, $5.4 million, $4.0 million, $3.9 million, $3.6 million and $9.4 million thereafter.

        The Company has entered into capital leases for certain information technology equipment. Future minimum payments under non-cancelable capital leases for 2010 and the four successive years is $0.6 million, $0.5 million, $0.4 million, $0.2 million, $0.1 million and zero thereafter.

        Restructuring
        -------------

        As part of the Company's on-going efforts to reduce costs and operate more efficiently, from time to time, management has approved and initiated plans to reduce headcount and relocate certain operations. The restructuring costs and liabilities associated with the Company's initiatives were as follows:

                                                                                  DECEMBER 31,
                                                            ---------------------------------------------------------
                                                                  2009                2008               2007
                                                            ------------------  -----------------  ------------------
                                                                                 (IN MILLIONS)

        Balance, beginning of year.......................... $        59.6      $        30.7      $        18.3
        Additions  .........................................          79.1               67.9               24.9
        Cash payments ......................................        (111.5)             (33.8)             (10.8)
        Other reductions....................................          (6.9)              (5.2)              (1.7)
                                                            ------------------  -----------------  ------------------
        Balance, End of Year ............................... $        20.3      $        59.6      $        30.7
                                                            ==================  =================  ==================

        Guarantees and Other Commitments
        --------------------------------

        The Company provides certain guarantees or commitments to affiliates, investors and others. At December 31, 2009, these arrangements include commitments by the Company to provide equity financing of $615.1 million to certain limited partnerships under certain conditions. Management believes the Company will not incur material losses as a result of these commitments.

        AXA Equitable is the obligor under certain structured settlement agreements it had entered into with unaffiliated insurance companies and beneficiaries. To satisfy its obligations under these agreements, AXA Equitable owns single premium annuities issued by previously wholly owned life insurance subsidiaries. AXA Equitable has directed payment under these annuities to be made directly to the beneficiaries under the structured settlement agreements. A contingent liability exists with respect to these agreements should the previously wholly owned subsidiaries be unable to meet their obligations. Management believes the need for AXA Equitable to satisfy those obligations is remote.

        The Company had $59.8 million of undrawn letters of credit related to reinsurance at December 31, 2009. AXA Equitable had $56.8 million of commitments under existing mortgage loan agreements at December 31, 2009.

        In February 2002, AllianceBernstein signed a $125.0 million agreement with a commercial bank under which it guaranteed certain obligations of SCBL incurred in the ordinary course of its business in the event SCBL is unable to meet these obligations. During 2009, AllianceBernstein was not required to perform under the agreement and at December 31, 2009 had no liability outstanding in connection with the agreement.


19)     LITIGATION

        A putative class action entitled Eagan et al. v. AXA Equitable Life Insurance Company was filed in the District Court for the Central District of California in December 2006 against AXA Equitable as plan sponsor and fiduciary for an ERISA retiree health plan. The action was brought by two plan participants on behalf of all past and present employees and agents who received retiree medical benefits from AXA Equitable at any time after January 1, 2004, or who will receive such benefits in 2006 or later, excluding certain retired agents. Plaintiffs allege that AXA Equitable's adoption of a revised version of its retiree health plan in 1993 (the "1993 Plan") was not authorized or effective. Plaintiffs contend that AXA Equitable has therefore breached the retiree health plan by imposing the terms of the 1993 Plan on plaintiffs and other retirees. Plaintiffs allege that, even if the 1993 Plan is controlling, AXA Equitable has violated the terms of the retiree health plan by imposing health care costs and coverages on plaintiffs and other retirees that are not authorized under the 1993 Plan. Plaintiffs also allege that AXA Equitable breached fiduciary duties owed to plaintiffs and retirees by allegedly misrepresenting and failing to disclose information to them. The plaintiffs seek compensatory damages, restitution and injunctive relief prohibiting AXA Equitable from violating the terms of the applicable plan, together with interest and attorneys' fees. In March 2007, AXA Equitable filed a motion to dismiss. In July 2007, the plaintiffs filed an amended complaint that (i) redefined the scope of the class to now include all retired employee and independent contractor agents formerly employed by AXA Equitable who received medical benefits after December 1, 2000 or who will receive such benefits in the future, excluding certain retired agents, and (ii) eliminated the claim based on a breach of fiduciary duty and certain claims related to health care costs. In September 2007, AXA Equitable filed its answer to the amended complaint. In April 2008, the plaintiffs filed a motion for class certification. In January 2009, AXA Equitable filed a motion to dismiss the complaint for lack of subject matter jurisdiction, which was denied by the Court in February 2009. In March 2009, AXA Equitable stipulated to class certification relating to the imposition of a "cap" or "company contribution limit" on the amount it would contribute to retiree's health care costs. In June 2009, AXA Equitable filed an opposition to class certification of the claim in which plaintiffs allege that AXA Equitable improperly replaced certain health care options with purportedly inferior options. In December 2009, the Court denied the health care options class certification, allowing plaintiffs to replead. In January 2010, the plaintiffs filed a second amended complaint. The trial date is currently scheduled for June 2010.

        ALLIANCEBERNSTEIN LITIGATION

        Market Timing-Related Matters

        In October 2003, a purported class action complaint entitled HINDO, ET AL. V. ALLIANCEBERNSTEIN GROWTH & INCOME FUND, ET AL. ("Hindo Complaint") was filed against AllianceBernstein, AllianceBernstein Holding, AllianceBernstein Corporation, AXA Financial, certain investment company funds (the "U.S. Funds") distributed by AllianceBernstein Investments, Inc., a wholly-owned subsidiary of AllianceBernstein, the registrants and issuers of those funds, certain officers of AllianceBernstein (the "AllianceBernstein defendants"), and certain other unaffiliated defendants, as well as unnamed Doe defendants. The Hindo Complaint alleges that certain defendants failed to disclose that they improperly allowed certain hedge funds and other unidentified parties to engage in "late trading" and "market timing" of U.S. Fund securities, violating various securities laws.

        Following October 2003, additional lawsuits making factual allegations generally similar to those in the Hindo Complaint were filed in various Federal and state courts against AllianceBernstein and certain other defendants. In September 2004, plaintiffs filed consolidated amended complaints with respect to four claim types: mutual fund shareholder claims; mutual fund derivative claims; derivative claims brought on behalf of AllianceBernstein Holding; and claims brought under ERISA by participants in the Profit Sharing Plan for Employees of AllianceBernstein.

        In April 2006, AllianceBernstein and attorneys for the plaintiffs in the mutual fund shareholder claims, mutual fund derivative claims, and ERISA claims entered into a confidential memorandum of understanding containing their agreement to settle these claims. The agreement will be documented by a stipulation of settlement and will be submitted for court approval at a later date. The settlement amount ($30 million), which AllianceBernstein previously accrued and disclosed, has been disbursed. The derivative claims brought on behalf of AllianceBernstein Holding, in which plaintiffs seek an unspecified amount of damages, remain pending.

                       -----------------------------------

        Although the outcome of litigation generally cannot be predicted with certainty, management intends to vigorously defend against the allegations made by the plaintiffs in the actions described above and believes that the ultimate resolution of the litigations described above involving AXA Equitable and/or its subsidiaries should not have a material adverse effect on the consolidated financial position of the Company. Management cannot make an estimate of loss, if any, or predict whether or not any of the litigations described above will have a material adverse effect on the Company's consolidated results of operations in any particular period.

        In addition to the type of matters described above, a number of lawsuits have been filed against life and health insurers in the jurisdictions in which AXA Equitable and its respective insurance subsidiaries do business involving insurers' sales practices, alleged agent misconduct, alleged failure to properly supervise agents, contract administration and other matters. The resolution of the lawsuits alleging these and other claims in the past have resulted in the award of substantial judgments against other insurers, including material amounts of punitive damages, or in substantial settlements. In some states, juries have substantial discretion in awarding punitive damages. AXA Equitable and AXA Life, like other life and health insurers, from time to time are involved in such litigations. Some of these actions and proceedings filed against AXA Equitable and its subsidiaries have been brought on behalf of various alleged classes of claimants and certain of these claimants seek damages of unspecified amounts. While the ultimate outcome of such matters cannot be predicted with certainty, in the opinion of management no such matter is likely to have a material adverse effect on the Company's consolidated financial position or results of operations. However, it should be noted that the frequency of large damage awards, including large punitive damage awards that bear little or no relation to actual economic damages incurred by plaintiffs in some jurisdictions, continues to create the potential for an unpredictable judgment in any given matter.


20)     INSURANCE GROUP STATUTORY FINANCIAL INFORMATION

        AXA Equitable is restricted as to the amounts it may pay as dividends to AXA Financial. Under the applicable states' insurance law, a domestic life insurer may, without prior approval of the Superintendent, pay a dividend to its shareholders not exceeding an amount calculated based on a statutory formula. This formula would permit AXA Equitable to pay shareholder dividends not greater than $311.6 million during 2010. Payment of dividends exceeding this amount requires the insurer to file notice of its intent to declare such dividends with the Superintendent who then has 30 days to disapprove the distribution. For 2009, 2008 and 2007, the Insurance Group statutory net income (loss) totaled $1,782.9 million, $(1,074.8) million and $605.8 million, respectively. Statutory surplus, capital stock and Asset Valuation Reserve ("AVR") totaled $3,838.0 million and $3,588.1 million at December 31, 2009 and 2008, respectively. In 2007, AXA Equitable paid $600.0 million in shareholder dividends; no dividends were paid in 2009 and 2008.

        At December 31, 2009, AXA Equitable, in accordance with various government and state regulations, had $84.4 million of securities on deposit with such government or state agencies.

        In fourth quarter 2008, AXA Equitable issued two $500.0 million surplus notes to AXA Financial. The notes, both of which mature on December 1, 2018, have a fixed interest rate of 7.1%. The accrual and payment of interest expense and the payment of principal related to surplus notes require approval from the New York State Insurance Department ("the NYID"). Interest expense in 2010 will approximate $71.0 million.

        At December 31, 2009 and for the year then ended, there were no differences in net income and capital and surplus resulting from practices prescribed and permitted by NYID and those prescribed by NAIC Accounting Practices and Procedures effective at December 31, 2009.

        Accounting practices used to prepare statutory financial statements for regulatory filings of stock life insurance companies differ in certain instances from U.S. GAAP. The differences between statutory surplus and capital stock determined in accordance with Statutory Accounting Principles ("SAP") and total equity under U.S. GAAP are primarily: (a) the inclusion in SAP of an AVR intended to stabilize surplus from fluctuations in the value of the investment portfolio; (b) future policy benefits and policyholders' account balances under SAP differ from U.S. GAAP due to differences between actuarial assumptions and reserving methodologies; (c) certain policy acquisition costs are expensed under SAP but deferred under U.S. GAAP and amortized over future periods to achieve a matching of revenues and expenses; (d) under SAP, Federal income taxes are provided on the basis of amounts currently payable with limited recognition of deferred tax assets while under U.S. GAAP, deferred taxes are recorded for temporary differences between the financial statements and tax basis of assets and liabilities where the probability of realization is reasonably assured; (e) the valuation of assets under SAP and U.S. GAAP differ due to different investment valuation and depreciation methodologies, as well as the deferral of interest-related realized capital gains and losses on fixed income investments; (f) the valuation of the investment in AllianceBernstein and AllianceBernstein Holding under SAP reflects a portion of the market value appreciation rather than the equity in the underlying net assets as required under U.S. GAAP; (g) the provision for future losses of the discontinued Wind-Up Annuities business is only required under U.S. GAAP; (h) reporting the surplus notes as a component of surplus in SAP but as a liability in U.S. GAAP; (i) computer software development costs are capitalized under U.S. GAAP but expensed under SAP; (j) certain assets, primarily pre-paid assets, are not admissible under SAP but are admissible under U.S. GAAP and (k) the fair valuing of all acquired assets and liabilities including intangible assets are required for U.S. GAAP purchase accounting.

        The following reconciles the Insurance Group's statutory change in surplus and capital stock and statutory surplus and capital stock determined in accordance with accounting practices prescribed by NYID laws and regulations with net earnings and equity on a U.S. GAAP basis.

                                                                  2009               2008                2007
                                                            -----------------   ----------------   -----------------
                                                                                 (IN MILLIONS)

        Net change in statutory surplus and
          capital stock.................................... $        (39.1)     $    (3,414.3)     $        71.7
        Change in AVR......................................          288.9             (808.4)            (167.2)
                                                            -----------------   ----------------   -----------------
        Net change in statutory surplus, capital stock
          and AVR..........................................          249.8           (4,222.7)             (95.5)
        Adjustments:
          Future policy benefits and policyholders'
            account balances...............................       (5,995.3)               3.2              415.1
          DAC..............................................          860.4           (2,089.9)             620.1
          Deferred income taxes............................        1,167.0           (4,116.6)            (677.8)
          Valuation of investments.........................         (659.3)           3,695.4                2.8
          Valuation of investment subsidiary...............         (578.9)           5,046.4              461.7
          Change in fair value of GMIB
             reinsurance contracts.........................       (2,565.9)           1,566.8                6.9
          Pension adjustment..............................            17.0            1,389.7                -
          Premiums and benefits ceded to AXA Bermuda......         5,540.8            2,846.7                -
          Issuance of surplus notes.......................             -             (1,000.0)               -
          Shareholder dividends paid......................             -                  -                600.0
          Changes in non-admitted assets...................           29.5              136.9               19.4
          Other, net.......................................          (32.4)             (12.6)            (150.3)
          U.S. GAAP adjustments for Wind-up Annuities .....         (195.5)             (16.7)              31.2
                                                            -----------------   ----------------   -----------------
        U.S. GAAP Net (Loss) Earnings ..................... $     (2,162.8)     $     3,226.6      $     1,233.6
                                                            =================   ================   =================

                                                                                  DECEMBER 31,
                                                            ---------------------------------------------------------
                                                                  2009               2008                2007
                                                            -----------------   ----------------   ------------------
                                                                                 (IN MILLIONS)

        Statutory surplus and capital stock................ $      3,115.9      $     3,155.0      $     6,569.3
        AVR................................................          722.0              433.1            1,242.7
                                                            -----------------   ----------------   ------------------
        Statutory surplus, capital stock and AVR...........        3,837.9            3,588.1            7,812.0
        Adjustments:
          Future policy benefits and policyholders'
             account balances..............................       (1,463.6)          (1,487.3)          (2,270.2)
          DAC..............................................        7,745.2            7,482.0            9,019.3
          Deferred income taxes............................       (3,704.9)          (4,585.1)          (1,089.3)
          Valuation of investments.........................          672.8           (2,312.5)             457.1
          Valuation of investment subsidiary...............       (1,018.9)             588.1           (4,458.3)
          Fair value of GMIB reinsurance contracts.........        2,255.8            4,821.7              124.7
          Deferred cost of insurance ceded
             to AXA Bermuda................................        3,177.5            3,495.8                -
          Non-admitted assets..............................        1,036.2            1,144.0            1,014.5
          Issuance of surplus notes........................       (1,524.9)          (1,524.9)            (524.8)
          Other, net.......................................         (152.2)             141.3               76.0
          U.S. GAAP adjustments for Wind-up Annuities......            -                 12.4                1.5
                                                            -----------------   ----------------   ------------------
        U.S. GAAP Total AXA Equitable Equity............... $     10,860.9      $    11,363.6      $    10,162.5
                                                            =================   ================   ==================

21)     BUSINESS SEGMENT INFORMATION

        The following tables reconcile segment revenues and earnings from continuing operations before income taxes to total revenues and earnings as reported on the consolidated statements of earnings and segment assets to total assets on the consolidated balance sheets, respectively.

                                                                  2009               2008               2007
                                                            -----------------   ----------------  ------------------
                                                                                 (IN MILLIONS)

       SEGMENT REVENUES:
       Insurance..........................................   $       336.3       $    15,075.4     $     6,903.3
       Investment Management (1)..........................         2,941.7             3,542.7           4,561.8
       Consolidation/elimination..........................           (36.0)              (76.5)            (91.4)
                                                            -----------------   ----------------  ------------------
       Total Revenues.....................................   $     3,242.0       $    18,541.6     $    11,373.7
                                                            =================   ================  ==================

        (1) Intersegment investment advisory and other fees of approximately $55.6 million, $93.3 million and $128.9 million for 2009, 2008 and 2007, respectively, are included in total revenues of the Investment Management segment.

       SEGMENT (LOSS) EARNINGS FROM CONTINUING                    2009                2008               2007
          OPERATIONS BEFORE INCOME TAXES:                   -----------------   -----------------  -----------------
                                                                                   (IN MILLIONS)

       Insurance..........................................   $    (3,665.7)     $     4,453.8      $     1,278.0
       Investment Management..............................           588.7              932.2            1,400.5
       Consolidation/elimination..........................            (1.7)               (.4)               -
                                                            -----------------   -----------------  -----------------
       Total (Loss) Earnings from Continuing Operations
          before Income Taxes.............................   $    (3,078.7)     $     5,385.6      $     2,678.5
                                                            =================   =================  =================

                                                                                     DECEMBER 31,
                                                                    ------------------------------------------------
                                                                             2009                     2008
                                                                    -----------------------   ----------------------
                                                                                     (IN MILLIONS)
       SEGMENT ASSETS:
       Insurance..........................................            $    139,202.3           $    123,757.3
       Investment Management..............................                  10,770.7                 12,520.2
       Consolidation/elimination..........................                     (68.6)                   (11.2)
                                                                    -----------------------   ----------------------
       Total Assets.......................................            $    149,904.4           $    136,266.3
                                                                    =======================   ======================

        In accordance with SEC regulations, securities with a fair value of $947.9 million and $2,547.9 million have been segregated in a special reserve bank custody account at December 31, 2009 and 2008, respectively, for the exclusive benefit of securities broker-dealer or brokerage customers under Rule 15c3-3 of the Securities Exchange Act of 1934, as amended (the "Exchange Act").

22)     QUARTERLY RESULTS OF OPERATIONS (UNAUDITED)

        The quarterly results of operations for 2009 and 2008 are summarized below:

                                                                    THREE MONTHS ENDED
                                       ------------------------------------------------------------------------------
                                           MARCH 31           JUNE 30           SEPTEMBER 30          DECEMBER 31
                                       -----------------  -----------------   ------------------   ------------------
                                                                       (IN MILLIONS)
        2009
        ----
        Total Revenues................ $      1,320.3     $     (1,033.8)     $     1,685.1        $     1,270.4
                                       =================  =================   ==================   ==================

        Loss from Continuing
          Operations, Net of Income
          Taxes....................... $       (315.4)    $     (1,347.4)     $      (140.6)       $      (362.1)
                                       =================  =================   ==================   ==================

        Net Loss, Attributable to
          AXA Equitable............... $       (310.3)    $     (1,343.9)     $      (145.1)       $      (363.5)
                                       =================  =================   ==================   ==================

        2008
        ----
        Total Revenues................ $      3,782.6     $      2,401.3      $     3,377.7        $     8,980.0
                                       =================  =================   ==================   ==================

        Earnings from Continuing
          Operations, Net of
          Income Taxes................ $        595.6     $        505.1      $        91.6        $     2,032.8
                                       =================  =================   ==================   ==================

        Net Earnings, Attributable to
          AXA Equitable............... $        607.4     $        510.6      $        96.6        $     2,012.0
                                       =================  =================   ==================   ==================

                                    PART C

                               OTHER INFORMATION

Item 24. Financial Statements and Exhibits.

         (a) The following Financial Statements are included in Part B of the Registration Statement:

              The financial statements of AXA Equitable Life Insurance Company and Separate Account No. 45 and Separate Account No. 49 are included in the Statement of Additional Information.

         (b) Exhibits.

         The following exhibits correspond to those required by paragraph (b) of item 24 as to exhibits in Form N-4:

         1. Resolutions of the Board of Directors of AXA Equitable Life Insurance Company ("AXA Equitable") authorizing the establishment of the Registrant, incorporated herein by reference to Exhibit No. (1) to Registration Statement No. 33-83750, filed
            February 27, 1998.

         2. Not applicable.

         3. (a) Distribution and Servicing Agreement among Equico Securities, Inc. (now AXA Advisors, LLC), The Equitable Life
                Assurance Society of the United States and Equitable Variable Life Insurance Company, dated as of May 1, 1994, incorporated herein by reference to Exhibit 3(c) to the Registration Statement on Form N-4 (File No. 2-30070) on February 14, 1995.

            (b) Letter of Agreement for Distribution Agreement among The
                Equitable Life Assurance Society of the United States and EQ Financial Consultants, Inc., (now AXA Advisors, LLC), (dated April 20, 1998 incorporated herein by reference to Exhibit 3(c) to Registration Statement No. 33-83750, filed May 1, 1998.

            (c) Form of Sales Agreement among Equitable Distributors, Inc., as
                Distributor, No. 49 Broker- Dealer (to be named) and No. 49 General Agent (to be named), incorporated herein by reference to Exhibit No. 3(b) to Registration Statement No. 33-83750, filed February 27, 1998.

            (d) Distribution Agreement for services by The Equitable Life
                Assurance Society of the United States to AXA Network, LLC and its subsidiaries dated January 1, 2000 previously filed with this Registration Statement File No. 333-73121 on April 25, 2001.

            (e) Distribution Agreement for services by AXA Network, LLC and its subsidiaries to The Equitable Life Assurance Society of the United States dated January 1, 2000 previously filed with this Registration Statement File No. 333-73121 on April 25, 2001.

            (f) General Agent Sales Agreement dated January 1, 2000 between The
                Equitable Life Assurance Society of the United States and
                AXA Network, LLC and its subsidiaries, incorporated herein by reference to Exhibit 3(h) to the Registration Statement on Form N-4, File No. 2-30070, filed April 19, 2004.

            (g) First Amendment to General Agent Sales Agreement dated
                January 1, 2000 between The Equitable Life Assurance Society of the United States and AXA Network, LLC and its subsidiaries, incorporated herein by reference to Exhibit 3(i) to the Registration Statement on Form N-4, File No. 2-30070, filed April 19, 2004.

            (h) Second Amendment to General Agent Sales Agreement dated
                January 1, 2000 between The Equitable Life Assurance Society of the United States and AXA Network, LLC and its subsidiaries, incorporated herein by reference to Exhibit 3(j) to the Registration Statement on Form N-4, File No. 2-30070, filed April 19, 2004.

            (i) Form of Brokerage General Agent Sales Agreement with Schedule and Amendment to Brokerage General Agent Sales Agreement among [Brokerage General Agent] and AXA Distributors, LLC, AXA Distributors Insurance Agency, LLC, AXA Distributors Insurance Agency of Alabama, LLC, and AXA Distributors Insurance Agency of Massachusetts, LLC, incorporated herein by reference to Exhibit No. 3.(i) to Registration Statement (File No. 333-05593) on Form N-4, filed on April 20, 2005.

            (j) Form of Wholesale Broker-Dealer Supervisory and Sales Agreement
                among [Broker-Dealer] and AXA Distributors, LLC, incorporated herein by reference to Exhibit No. 3.(j) to Registration Statement (File No. 333-05593) on Form N-4, filed on April 20, 2005.

            (k) Third Amendment to General Agent Sales Agreement dated as of
                January 1, 2000 by and between The Equitable Life Assurance Society of the United States and AXA Network, LLC and its subsidiaries incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-127445), filed on August 11, 2005.

            (l) Fourth Amendment to General Agent Sales Agreement dated as of
                January 1, 2000 by and between The Equitable Life Assurance Society of the United States and AXA Network, LLC and its subsidiaries incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-127445), filed on August 11, 2005.

            (m) Fifth Amendment, dated as of November 1, 2006, to General Agent
                Sales Agreement dated as of January 1, 2000 by and between The Equitable Life Assurance Society of the United States and AXA Network, LLC and its subsidiaries incorporated herein by reference to Registration Statement on Form N-4 (File No. 2-30070) to Exhibit 4(p), filed on April 24, 2007.

            (n) Sixth Amendment, dated as of February 15, 2008, to General Agent
                Sales Agreement dated as of January 1, 2000 by and between AXA Equitable Life Insurance Company (formerly known as The Equitable Life Assurance Society of the United States) and AXA Network, LLC and its subsidiaries, incorporated herein by reference to Registration Statement on Form N-4 (File No. 2-30070) to Exhibit 3(q), filed on April 20, 2009.

            (o) Seventh Amendment, dated as of February 15, 2008, to General
                Agent Sales Agreement dated as of January 1, 2000 by and between AXA Equitable Life Insurance Company (formerly known as The Equitable Life Assurance Society of the United States) and AXA Network, LLC and its subsidiaries, incorporated herein by reference to Registration Statement on Form N-4 (File No. 2-30070) to Exhibit 3(r), filed on April 20, 2009.

            (p) Eighth Amendment, dated as of November 1, 2008, to General Agent
                Sales Agreement dated as of January 1, 2000 by and between AXA Equitable Life Insurance Company (formerly known as The Equitable Life Assurance Society of the United States) and AXA Network, LLC and its subsidiaries, incorporated herein by reference to Registration Statement on Form N-4 (File No. 2-30070) to Exhibit 3(s), filed on April 20, 2009.

         4. (a) Form of group annuity contract no. 1050-94IC, incorporated herein by reference to Exhibit 4(a) to Registration Statement No. 33-83750, filed February 27, 1998.

            (b) Forms of group annuity certificate nos. 94ICA and 94ICB, incorporated herein by reference to Exhibit 4(b) to Registration Statement No. 33-83750, filed February 27, 1998.

            (c) Forms of endorsement nos. 94ENIRAI, 94ENNQI and 94ENMVAI to contract no. 1050-94IC and data pages nos. 94ICA/BIM and 94ICA/BMVA, incorporated herein by reference to Exhibit 4(c) to Registration Statement No. 33-83750, filed February 27, 1998.

            (d) Form of Guaranteed Minimum Income Benefit Endorsement to
                Contract Form No. 10-50-94IC and the Certificates under the Contract, incorporated herein by reference to Exhibit 4(h) to Registration Statement No. 33-83750, filed April 23, 1996.

            (e) Form of endorsement No. 98Roth to Contract Form No. 1050-94IC and the Certificates under the Contract, incorporated herein by reference to Exhibit 4(l) to Registration Statement No. 33-83750, filed December 31, 1997.

            (f) Form of Endorsement applicable to Defined Benefit Qualified Plan
                Certificates No. 98ENDQPI, incorporated herein by reference to
                Exhibit 4(r) to Registration Statement No. 33-83750, filed
                May 1, 1998.

            (g) Form of Endorsement applicable to Non-Qualified Certificates No.
                98ENJONQI, incorporated herein by reference to Exhibit 4(s) to Registration Statement No. 33-83750, filed February 27, 1998.

            (h) Form of Endorsement applicable to Defined Contribution Qualified
                Plan Certificates No. 97ENQPI, incorporated herein by reference to Exhibit 4(l) to Registration Statement No. 333-64751 filed on September 30, 1998.

            (i) Form of Endorsement No. 98ENIRA-IM to Contract No. 1050-94IC and
                Certificates under the Contract, incorporated herein by reference to Exhibit 5(r) to Registration Statement No. 033-83750, filed on December 30, 1998.

            (j) Form of Endorsement Applicable to TSA Certificates, incorporated herein by reference to Exhibit 4(t) to Registration Statement No. 333-05593, filed on May 22, 1998.

            (k) Form of data pages No. 94ICA/B for Equitable Accumulator Select
                (IRA) Certificates, previously filed with this Registration Statement, File No. 333-73121 on March 1, 1999.

            (l) Form of data pages No. 94ICA/B for Equitable Accumulator Select
                (NQ) Certificates, previously filed with this Registration Statement, File No. 333-73121 on March 1, 1999.

            (m) Form of data pages No. 94ICA/B for Equitable Accumulator Select
                (QP) Certificates, previously filed with this Registration Statement, File No. 333-73121 on March 1, 1999.

            (n) Form of data pages No. 94ICA/B for Equitable Accumulator Select
                (TSA) Certificates, previously filed with this Registration Statement, File No. 333-73121 on March 1, 1999.

            (o) Form of data pages for Equitable Accumulator Select Rollover
                IRA, Roth Conversion IRA, NQ, QP and TSA, previously filed with this Registration Statement, File No. 333-73121 on April 30, 1999.

            (p) Form of Endorsement No. 2000 ENIRAI-IM (Beneficiary Continuation
                Option), applicable to IRA Certificates previously filed with this Registration Statement File No. 333-73121 on April 25, 2000.

            (q) Form of data pages for Equitable Accumulator Select baseBUILDER previously filed with this Registration Statement File
                No. 333-73121 on April 25, 2000.

        (r) Form of Endorsement applicable to Roth IRA Contracts, Form No. IM-ROTHBCO-1 previously filed with this Registration Statement File No. 333-73121 on April 25, 2001.

        (s) Revised Form of Endorsement applicable to IRA Certificates, Form No. 2000ENIRAI-IM previously filed with this Registration Statement File No. 333-73121 on April 25, 2001.

        (t) Form of Endorsement applicable to Non-Qualified Certificates, Form No. 99ENNQ-G previously filed with this Registration Statement File No. 333-73121 on April 25, 2001.

        (u) Form of Optional Death Benefit Rider, Form No. 2000 PPDB previously filed with this Registration Statement File No. 333-73121 on April 25, 2001.

        (v) Revised Form of Data Pages for Equitable Accumulator Select (Rollover IRA, Roth Conversion, NQ, QP-Defined Contribution, QP-Defined Benefit, TSA) previously filed with this Registration Statement File No. 333-73121 on April 25, 2001.

        (w) Form of Amendment to Certificate Form No. 94ICB, Form No. 2000 BENE-G previously filed with this Registration Statement
                File No. 333-73121 on April 25, 2001.

        (x) Form of Endorsement applicable to Non-Qualified Certificates previously filed with this Registration Statement File No. 333-73121 on April 25, 2001.

        (y) Form of Endorsement applicable to non-qualified contract/ certificates with beneficiary continuation option (No. 2002 NQBCO), incorporated herein by reference to Exhibit No. 4(a)(c) to the Registration Statement (File No. 333-05593) filed on April 23, 2003.

     5. (a) Form of Enrollment Form/Application No. 126737 (5/99) for Equitable Accumulator Select (IRA, NQ, QP, and TSA), previously filed with this Registration Statement, File No. 333-73121 on March 1, 1999.

        (b) Form of Enrollment Form/Application No. 126737 (5/99) for Equitable Accumulator Select (IRA, NQ, QP and TSA) (as revised), previously filed with this Registration Statement, File No. 333-73121 on April 30, 1999.

     6. (a) Restated Charter of Equitable, as amended January 1, 1997, incorporated herein by reference to Exhibit 6(a) to Registration Statement No. 33-83750, filed March 6, 1997.

        (b) By-Laws of Equitable, as amended November 21, 1996, incorporated herein by reference to Exhibit 6(b) to Registration Statement No. 33-83750, filed March 6, 1997.

        (c) By-Laws of AXA Equitable, as amended September 7, 2004, incorporated herein by reference to Exhibit No. 6.(c) to Registration Statement on Form N-4, (File No. 333-05593), filed on April 20, 2006.

        (d) Restated Charter of AXA Equitable, as amended December 6, 2004, incorporated herein by reference to Exhibit No. 3.2 to Form 10-K, (File No. 000-20501), filed on March 31, 2005.

     7. Form of Reinsurance Agreement between Reinsurance Company and The Equitable Life Assurance Society of the United States previously filed with this Registration Statement File No. 333-73121 on April 25, 2001.

     8. (a) Form of Participation Agreement among EQ Advisors Trust, Equitable, Equitable Distributors, Inc. and EQ Financial Consultants, Inc., (now AXA Advisors, LLC), incorporated by reference to the Registration Statement of EQ Advisors Trust on Form N-1A. (File Nos. 333-17217 and 811-07953), filed
                August 28, 1997.

        (b) Form of Participation Agreement among AXA Premier VIP Trust, Equitable Distributors, Inc., AXA Distributors, LLC, and AXA Advisors, LLC, previously filed with this Registration Statement File No. 333-73121 on December 5, 2001.

        (c) Form of Participation Agreement among The Equitable Life Assurance Society of the United States, The Universal Institutional Funds, Inc. and Morgan Stanley Investment Management Inc., incorporated herein by reference to Exhibit No. 1-A(9)(d) to Registration Statement on Form S-6, File No. 333-17641, filed on October 8, 2002.

        (d) Form of Participation Agreement among BARR Rosenberg Variable Insurance Trust, BARR ROSENBERG FUNDS DISTRIBUTOR, INC., AXA ROSENBERG INVESTMENT MANAGEMENT LLC, and the Equitable Life Assurance Company of the United States, previously filed with this Registration Statement, File No. 333-81501 on Form N-4, on August 5, 2003.

        (e) Form of Participation Agreement among EQ Advisors Trust, Equitable, AXA Distributors LLC and AXA Advisors, LLC, incorporated herein by reference to Exhibit 23.(h)(4)(ix) to Post-Effective Amendment No. 27 to Registration Statement on Form N-1A to the Registration Statement of EQ Advisors Trust on Form N-1A (File Nos. 333-17217 and 811-07953), filed on January 15, 2004.

     9. (a)(i) Opinion and Consent of Mary Joan Hoene, Vice President and
                Counsel to Equitable, previously filed with this Registration Statement, File No. 333-73121 on April 30, 1999.

        (b) Opinion and Consent of Dodie Kent, Esq., Vice President and Counsel of AXA Equitable, as to the legality of the securities being registered, previously filed with this Registration Statement, File No. 333-73121, on April 20, 2006.

        (c) Opinion and Consent of Dodie Kent, Esq., Vice President and Counsel of AXA Equitable, as to the legality of the securities being registered, previously filed with this Registration Statement, File No. 333-73121, on April 26, 2007.

        (d) Opinion and Consent of Dodie Kent, Esq., Vice President and Associate General Counsel of AXA Equitable, as to the legality of the securities being registered, previously filed with this Registration Statement, File No. 333-73121, on April 23, 2008.

        (e) Opinion and Consent of Dodie Kent, Esq., Vice President and Associate General Counsel of AXA Equitable, as to the legality of the securities being registered, previously filed with this Registration Statement, File No. 333-73121, on April 23, 2009.

        (f) Opinion and Consent of Dodie Kent, Esq., Vice President and Associate General Counsel of AXA Equitable, as to the legality of the securities being registered, filed herewith.

    10. (a)     Consent of PricewaterhouseCoopers LLP is filed herewith.

        (b)     Powers of Attorney are filed herewith.

    11.         Not applicable.

    12.         Not applicable.

    13.         Not applicable.

Item 25. Directors and Officers of AXA Equitable.

         Set forth below is information regarding the directors and principal officers of AXA Equitable. AXA Equitable's address is 1290 Avenue of Americas, New York, New York 10104. The business address of the persons whose names are preceded by an asterisk is that of AXA Equitable.

                                            POSITIONS AND
NAME AND PRINCIPAL                          OFFICES WITH
BUSINESS ADDRESS                            AXA EQUITABLE
----------------                            -------------

DIRECTORS

Henri de Castries                           Director
AXA
25, Avenue Matignon
75008 Paris, France

Denis Duverne                               Director
AXA
25, Avenue Matignon
75008 Paris, France

Charlynn Goins                              Director
30 Beekman Place, Apt. 8A
New York, NY 10022

Anthony J. Hamilton                         Director
AXA UK plc
5 Old Broad Street
London, England EC2N 1AD

Mary R. (Nina) Henderson                    Director
Henderson Advisory Consulting
425 East 86th Street
Apt 12-C
New York, NY 10028

James F. Higgins                            Director
Morgan Stanley
Harborside Financial Center
Plaza Two, Second Floor
Jersey City, NJ  07311

Peter S. Kraus                              Director
AllianceBernstein Corporation
1345 Avenue of the Americas
New York, NY 10105

Scott D. Miller                             Director
SSA & Company
315 East Hopkins Avenue
Aspen, CO 81611

Joseph H. Moglia                            Director
TD Ameritrade Holding Corporation
4211 South 102nd Street
Omaha, NE 68127

Lorie A. Slutsky                            Director
The New York Community Trust
909 Third Avenue
New York, NY 10022

Ezra Suleiman                               Director
Princeton University
Corwin Hall
Princeton, NJ 08544

Peter J. Tobin                              Director
1 Briarwood Lane
Denville, NJ 07834

OFFICER-DIRECTORS
-----------------

*Christopher M. Condron                     Chairman of the Board, President,
                                            Chief Executive Officer
                                            and Director

OTHER OFFICERS
--------------

*Harvey Blitz                               Senior Vice President

*Kevin R. Byrne                             Executive Vice President,
                                            Chief Investment Officer
                                            and Treasurer

*Alvin H. Fenichel                          Senior Vice President and
                                            Chief Accounting Officer

*Jennifer Blevins                           Executive Vice President

*Mary Fernald                               Senior Vice President and
                                            Chief Underwriting Officer

*David Kam                                  Senior Vice President and Actuary


*Richard S. Dziadzio                        Senior Executive Vice President and
                                            Chief Financial Officer

*Barbara Goodstein                          Executive Vice President

*Andrew J. McMahon                          Senior Executive Vice President

*Claude Methot                              Executive Vice President and
                                            President, Financial Protection and
                                            Wealth Management

*Andrew Raftis                              Senior Vice President and Auditor

*Kevin E. Murray                            Executive Vice President and
                                            Chief Information Officer

*James F. Mullery                           Senior Vice President

*Anne M. Katcher                            Senior Vice President and
                                            Senior Actuary

*Anthony F. Recine                          Senior Vice President,
                                            Chief Compliance Officer and
                                            Deputy General Counsel

*Karen Field Hazin                          Vice President, Secretary and
                                            Associate General Counsel

*Dave S. Hattem                             Senior Vice President and
                                            General Counsel

*Richard V. Silver                          Senior Executive Vice President,
                                            Chief Administrative Officer and
                                            Chief Legal Officer

*Michel Perrin                              Senior Vice President and Actuary

*Naomi J. Weinstein                         Vice President

*Charles A. Marino                          Executive Vice President and
                                            Chief Actuary

*James A. Shepherdson                       Senior Executive Vice President and
                                            President, Retirement Savings

Item 26. Persons Controlled by or Under Common Control with the Insurance Company or Registrant.

         Separate Account No. 45 of AXA Equitable Life Insurance Company (the "Separate Account") is a separate account of AXA Equitable. AXA Equitable Life Insurance Company, a New York stock life insurance company, is a wholly owned subsidiary of AXA Financial, Inc. (the "Holding Company").

         AXA owns 100% of the Holding Company's outstanding common stock. AXA is able to exercise significant influence over the operations and capital structure of the Holding Company and its subsidiaries, including AXA Equitable Life Insurance Company. AXA, a French company, is the holding company for an international group of insurance and related financial services companies.

       The AXA Group Organizational Charts January 1st 2009 are incorporated herein by reference to Exhibit 26 to Registration Statement (File
No. 333-160951) on Form N-4, filed October 23, 2009.

AXA FINANCIAL, INC. - SUBSIDIARY ORGANIZATION CHART : Q4-2009
-------------------------------------------------------------
        AS OF :  DECEMBER 31, 2009


                                                                                                     State of       State of
                                                                                     Type of        Incorp. or      Principal
                                                                                    Subsidiary       Domicile       Operation
                                                                                    ----------       --------       ---------
                                                                                                  --------------------------------
AXA Financial, Inc.  (Notes 1 & 2)   **                                                                 DE             NY
----------------------------------------------------------------------------------------------------------------------------------
     MONY Agricultural Investment Advisers, Inc.                                    Operating           DE             CO
     -----------------------------------------------------------------------------------------------------------------------------
     MONY Capital Management, Inc.                                                  Operating           DE             NY
     -----------------------------------------------------------------------------------------------------------------------------
     MONY Asset Management, Inc.                                                    Operating           DE             NY
     -----------------------------------------------------------------------------------------------------------------------------
     787 Holdings, LLC                                                              Operating           DE             NY
     -----------------------------------------------------------------------------------------------------------------------------
     AXA Equitable Financial Services, LLC   (Notes 2 &16)                                              DE             NY
     -----------------------------------------------------------------------------------------------------------------------------
        AXA Financial (Bermuda) Ltd.*                                               Insurance        Bermuda         Bermuda
        --------------------------------------------------------------------------------------------------------------------------
        AXA Distribution Holding Corporation  (Note 2)                                                  DE             NY
        --------------------------------------------------------------------------------------------------------------------------
           AXA Advisors, LLC     (Note 5)                                                               DE             NY
           -----------------------------------------------------------------------------------------------------------------------
           AXA Network, LLC     (Note 6)                                            Operating           DE             NY
           -----------------------------------------------------------------------------------------------------------------------
              AXA Network of Alabama, LLC                                           Operating           AL             AL
              --------------------------------------------------------------------------------------------------------------------
              AXA Network of Connecticut, Maine and New York, LLC                   Operating           DE             NY
              --------------------------------------------------------------------------------------------------------------------
              AXA Network Insurance Agency of Massachusetts, LLC                    Operating           MA             MA
              --------------------------------------------------------------------------------------------------------------------
              AXA Network of Nevada, Inc.                                           Operating           NV             NV
              --------------------------------------------------------------------------------------------------------------------
              AXA Network of Puerto Rico, Inc.                                      Operating          P.R.           P.R.
              --------------------------------------------------------------------------------------------------------------------
              AXA Network Insurance Agency of Texas, Inc.                           Operating           TX             TX
           -----------------------------------------------------------------------------------------------------------------------
           PlanConnect, LLC                                                         Operating           DE             NY
        --------------------------------------------------------------------------------------------------------------------------
        AXA Equitable Life Insurance Company (Note 2 & 9) *                         Insurance           NY             NY
        --------------------------------------------------------------------------------------------------------------------------
           Equitable Deal Flow Fund, L.P.                                           Investment          DE             NY
           -----------------------------------------------------------------------------------------------------------------------
              Equitable Managed Assets, L.P.                                        Investment          DE             NY
           -----------------------------------------------------------------------------------------------------------------------
           Real Estate Partnership Equities (various)                               Investment          **
           -----------------------------------------------------------------------------------------------------------------------
           Equitable Holdings, LLC  (Notes 3 & 4)                                      HCO              NY             NY
           -----------------------------------------------------------------------------------------------------------------------
              See Attached Listing A
           -----------------------------------------------------------------------------------------------------------------------
           ACMC, Inc.     (Note 4)                                                     HCO              DE             NY
           -----------------------------------------------------------------------------------------------------------------------
           EVSA, Inc.                                                               Investment          DE             PA
        --------------------------------------------------------------------------------------------------------------------------
        AXA Equitable Life and Annuity Company * (Note 10,17 & 18)                  Insurance           NY             NY
        --------------------------------------------------------------------------------------------------------------------------
        MONY Life Insurance Company *                                               Insurance           NY             NY
        --------------------------------------------------------------------------------------------------------------------------
              See Attached Listing C
              --------------------------------------------------------------------------------------------------------------------

                                                                                                  Parent's
                                                                                      Number of  Percent of
                                                                         Federal       Shares    Ownership          Comments
                                                                        Tax ID #        Owned    or Control (e.g., Basis of Control)
                                                                        ---------       -----    ---------- -----------------------
                                                                       -------------
AXA Financial, Inc.  (Notes 1 & 2)   **                                13-3623351
------------------------------------------------------------------------------------
     MONY Agricultural Investment Advisers, Inc.                       75-2961816                  100.00%
     -------------------------------------------------------------------------------
     MONY Capital Management, Inc.                                     13-4194065                  100.00%
     -------------------------------------------------------------------------------
     MONY Asset Management, Inc.                                       13-4194080                  100.00%
     -------------------------------------------------------------------------------
     787 Holdings, LLC                                                 See Note 19                 100.00%
     -------------------------------------------------------------------------------
     AXA Equitable Financial Services, LLC   (Notes 2 &16)             52-2197822             -    100.00%
     -------------------------------------------------------------------------------
        AXA Financial (Bermuda) Ltd.*                                  14-1903564       250,000    100.00%
        ----------------------------------------------------------------------------
        AXA Distribution Holding Corporation  (Note 2)                 13-4078005         1,000    100.00%
        ----------------------------------------------------------------------------
           AXA Advisors, LLC     (Note 5)                              13-4071393             -    100.00%
           -------------------------------------------------------------------------
           AXA Network, LLC     (Note 6)                               06-1555494             -    100.00%
           -------------------------------------------------------------------------
              AXA Network of Alabama, LLC                              06-1562392             -    100.00%
              ----------------------------------------------------------------------
              AXA Network of Connecticut, Maine and New York, LLC      13-4085852             -    100.00%
              ----------------------------------------------------------------------
              AXA Network Insurance Agency of Massachusetts, LLC       04-3491734             -    100.00%
              ----------------------------------------------------------------------
              AXA Network of Nevada, Inc.                              13-3389068                  100.00%
              ----------------------------------------------------------------------
              AXA Network of Puerto Rico, Inc.                         66-0577477                  100.00%
              ----------------------------------------------------------------------
              AXA Network Insurance Agency of Texas, Inc.              75-2529724         1,050    100.00%
           -------------------------------------------------------------------------
           PlanConnect, LLC                                            27-1540220                  100.00%
        ----------------------------------------------------------------------------
        AXA Equitable Life Insurance Company (Note 2 & 9) *            13-5570651     2,000,000    100.00%   NAIC # 62944
        ----------------------------------------------------------------------------
           Equitable Deal Flow Fund, L.P.                              13-3385076             -          -   G.P & L.P.
           -------------------------------------------------------------------------
              Equitable Managed Assets, L.P.                           13-3385080             -          -   G.P.
           -------------------------------------------------------------------------
           Real Estate Partnership Equities (various)                       -                 -          -   **
           -------------------------------------------------------------------------
           Equitable Holdings, LLC  (Notes 3 & 4)                      22-2766036             -    100.00%
           -------------------------------------------------------------------------
              See Attached Listing A
           -------------------------------------------------------------------------
           ACMC, Inc.     (Note 4)                                     13-2677213     5,000,000    100.00%
           -------------------------------------------------------------------------
           EVSA, Inc.                                                  23-2671508            50    100.00%
        ----------------------------------------------------------------------------
        AXA Equitable Life and Annuity Company * (Note 10,17 & 18)     13-3198083                  100.00%
        ----------------------------------------------------------------------------
        MONY Life Insurance Company *                                  13-1632487                  100.00%
        ----------------------------------------------------------------------------
              See Attached Listing C
              ----------------------------------------------------------------------

AXA FINANCIAL, INC. - SUBSIDIARY ORGANIZATION CHART : Q4-2009
-------------------------------------------------------------

*    Affiliated Insurer

** Information relating to Equitable's Real Estate Partnership Equities is disclosed in Schedule BA, Part 1 of AXA Equitable Life's Annual Statement, which has been filed with the N.Y.S. Insurance Department.

***  All subsidiaries are corporations, except as otherwise noted.

1. The Equitable Companies Incorporated changed its name to AXA Financial, Inc. on Sept. 3, 1999.

2. Effective Sept. 20, 1999, AXA Financial, Inc. transferred ownership of Equitable Life to AXA Client Solutions, LLC, which was formed on July 19, 1999.
         Effective January 1, 2002, AXA Client Solutions, LLC transferred ownership of Equitable Life and AXA Distribution Holding Corp. to AXA Financial, Inc.
         Effective May 1, 2002, AXA Client Solutions, LLC changed its name to AXA Financial Services, LLC.
         Effective June 1, 2002, AXA Financial, Inc. transferred ownership of Equitable Life and AXA Distribution Holding Corp. to AXA Financial Services, LLC.
         Effective November 30, 2007, the name of AXA Financial Services, LLC was changed to AXA Equitable Financial Services, LLC.

3. Equitable Holding Corp. was merged into Equitable Holdings, LLC on Dec. 19, 1997.

4. In October 1999, AllianceBernstein Holding L.P. ("AllianceBernstein Holding L.P.") reorganized by transferring its business and assets to AllianceBernstein L.P., a newly formed private partnership ("AllianceBernstein").

     As of December 31, 2009, AXF's subsidiaries own 44.81% of the issued and outstanding units of limited partnership interest in AllianceBernstein (the "AllianceBernstein Units"), as follows:
            AXA Financial Bermuda, held directly 15,276,937 AllianceBernstein Units (5.50%),
            AXA Equitable Life directly own 29,100,290 AllianceBernstein
            Units (10.49%),
            ACMC, Inc. own 66,220,822 AllianceBernstein Units (23.86%), and
            As of December 31, 2009, MONY owns 6,841,642 (2.47%)
            AllianceBernstein Units and MLOA owns 2,587,472 (.93%) AllianceBernstein Units

     AllianceBernstein Corporation also own a 1% general partnership interest in AllianceBernstein L.P.

     In addition, ACMC, Inc. own 722,178 units (0.26%), representing assignments of beneficial ownership of limited partnership interests in AllianceBernstein Holding (the "AllianceBernstein Holding Units"). AllianceBernstein Corporation own 822,178 units of general partnership interest (0.30%), in AllianceBernstein Holding L.P. AllianceBernstein Holding Units are publicly traded on the New York Stock exchange.

5. EQ Financial Consultants (formerly, Equico Securities, Inc.) was merged into AXA Advisors, LLC on Sept. 20, 1999. AXA Advisors, LLC was transferred from Equitable Holdings, LLC to AXA Distribution Holding Corporation on Sept. 21, 1999.

6. Effective March 15, 2000, Equisource of New York, Inc. and 14 of its subsidiaries were merged into AXA Network, LLC, which was then sold to AXA Distribution Holding Corp. EquiSource of Alabama, Inc. became AXA Network of Alabama, LLC. EquiSource Insurance Agency of Massachusetts, Inc. became AXA Network Insurance Agency of Massachusetts, LLC. Equisource of Nevada, Inc., of Puerto Rico, Inc., and of Texas, Inc., changed their names from "EquiSource" to become "AXA Network", respectively. Effective February 1, 2002, Equitable Distributors Insurance Agency of Texas, Inc. changed its name to AXA Distributors Insurance Agency of Texas, Inc. Effective February 13, 2002 Equitable Distributors Insurance Agency of Massachusetts, LLC changed its name to AXA Distributors Insurance Agency of Massachusetts, LLC.

7. Effective June 6, 2000, Frontier Trust Company was sold by ELAS to AXF and merged into Frontier Trust Company, FSB.

8. Effective June 1, 2001, Equitable Structured Settlement Corp was transferred from ELAS to Equitable Holdings, LLC.

9. Effective September 2004, The Equitable Life Assurance Society of the United States changed its name to AXA Equitable Life Insurance Company.

10. Effective September 2004, The Equitable of Colorado changed its name to AXA Life and Annuity Company.

11.  Effective February 18, 2005, MONY Realty Capital, Inc. was sold.

12.  Effective May 26, 2005, Matrix Capital Markets Group was sold.

12.  Effective May 26, 2005, Matrix Private Equities was sold.

13.  Effective December 2, 2005, Advest Group was sold.

14. Effective February 24, 2006, Alliance Capital Management Corporation changed its name to AllianceBernstein Corporation.

15.  Effective July 11, 2007, Frontier Trust Company, FSB was sold.

16. Effective November 30, 2007, AXA Financial Services, LLC changed its name to AXA Equitable Financial Services, LLC.

17. Effective August 1, 2008, AXA Equitable Life Insurance Company tranferred ownership of AXA Life and Annuity Company to AXA Equitable Financial Services, LLC.

18. Effective September 22, 2008, AXA Life and Annuity Company changed its name to AXA Equitable Life and Annuity Company.

19. The EIN for 787 Holdings, LLC is 27-0294443, to be used for federal employment taxes and certain federal excise taxes.
        For federal tax purposes, it should generally use AXA Financial's EIN, which is 13-3623351.

AXA FINANCIAL, INC. - SUBSIDIARY ORGANIZATION CHART : Q4-2009
-------------------------------------------------------------

    Dissolved - On November 3, 2000, Donaldson, Lufkin & Jenrette, Inc. was
                   sold to Credit Suisse Group.
              - 100 Federal Street Funding Corporation was dissolved August 31,
                   1998.
              - 100 Federal Street Realty Corporation was dissolved December 20,
                   2001.
              - CCMI Corp. was dissolved on October 7, 1999.
              - ELAS Realty, Inc. was dissolved January 29, 2002.
              - EML Associates, L.P. was dissolved March 27, 2001.
              - EQ Services, Inc. was dissolved May 11, 2001.
              - Equitable BJVS, Inc. was dissolved October 3, 1999.
              - Equitable Capital Management Corp. became ECMC, LLC on
                   November 30, 1999.
              - Equitable JV Holding Corp. was dissolved on June 1, 2002.F142
              - Equitable JVS II, Inc. was dissolved December 4, 1996
              - Equitable Underwriting & Sales Agency (Bahamas) Ltd. was
                   dissolved on December 31, 2000.
              - EREIM LP Associates (L.P.) was dissolved March 27, 2001.
              - EREIM Managers Corporation was dissolved March 27, 2001.
              - EVLICO East Ridge, Inc. was dissolved Jan. 13, 2001
              - EVLICO, Inc. was dissolved in 1999.
              - Franconom, Inc. was dissolved on December 4, 2000.
              - GP/EQ Southwest, Inc. was dissolved October 21, 1997
              - HVM Corp. was dissolved on Feb. 16, 1999.
              - ML/EQ Real Estate Portfolio, L.P. was dissolved March 27, 2001.
              - Prime Property Funding, Inc. was dissolved in Feb. 1999.
              - Sarasota Prime Hotels, Inc. became Sarasota Prime Hotels, LLC.
              - Six-Pac G.P., Inc. was dissolved July 12,1999
              - Paramount Planners, LLC., a direct subsidiary of AXA
                   Distribution Holding Corporation, was dissolved on December 5, 2003
              - Equitable Rowes Wharf, Inc. was dissolved October 12, 2004
              - ECLL Inc. was dissolved July 15, 2003
              - MONY Realty Partners, Inc. was dissolved February 2005.
              - Wil-Gro, Inc. was dissolved June, 2005.
              - Sagamore Financial LLC was dissolved August 31, 2006.
              - Equitable JVS was dissolved August, 2007.
              - Astor Times Square Corp. dissolved as of April 2007.
              - Astor/Broadway Acquisition Corp. dissolved as of  August 2007.
              - PC Landmark, Inc. has been administratively dissolved.
              - EJSVS, Inc. has been administratively dissolved.
              - STCS, Inc. was dissolved on August 15, 2007.

AXA FINANCIAL, INC. - SUBSIDIARY ORGANIZATION CHART : Q4-2009
-------------------------------------------------------------
LISTING A - EQUITABLE HOLDINGS, LLC
-----------------------------------


                                                                                                     State of       State of
                                                                                     Type of        Incorp. or      Principal
                                                                                    Subsidiary       Domicile       Operation
                                                                                    ----------       --------       ---------
AXA Financial, Inc.
---------------------------------------------------------------------------------
     AXA Equitable Financial Services, LLC   (Note 2)
     ----------------------------------------------------------------------------
        AXA Equitable Life Insurance Company *
        -------------------------------------------------------------------------
           Equitable Holdings, LLC
           -----------------------------------------------------------------------------------------------------------------------
              ELAS Securities Acquisition Corporation                               Operating           DE             NY
              --------------------------------------------------------------------------------------------------------------------
              Equitable Casualty Insurance Company *                                Operating           VT             VT
              --------------------------------------------------------------------------------------------------------------------
              ECMC, LLC   (See Note 4 on Page 2)                                    Operating           DE             NY
              --------------------------------------------------------------------------------------------------------------------
                 Equitable Capital Private Income & Equity
                   Partnership II, L.P.                                             Investment          DE             NY
              --------------------------------------------------------------------------------------------------------------------
              AllianceBernstein Corporation (See Note 4 on Page 2)                  Operating           DE             NY
              --------------------------------------------------------------------------------------------------------------------
                  See Attached Listing B
              --------------------------------------------------------------------------------------------------------------------
              AXA Distributors, LLC                                                 Operating           DE             NY
              --------------------------------------------------------------------------------------------------------------------
                 AXA  Distributors Insurance Agency of Alabama, LLC                 Operating           DE             AL
                 -----------------------------------------------------------------------------------------------------------------
                 AXA Distributors Insurance Agency, LLC                             Operating           DE          CT, ME,NY
                 -----------------------------------------------------------------------------------------------------------------
                 AXA Distributors Insurance Agency of Massachusetts, LLC            Operating           MA             MA
                 -----------------------------------------------------------------------------------------------------------------
                 AXA Distributors Insurance Agency of Texas, Inc.                   Operating           TX             TX
              --------------------------------------------------------------------------------------------------------------------
              J.M.R. Realty Services, Inc.                                          Operating           DE             NY
              --------------------------------------------------------------------------------------------------------------------
              Equitable Structured Settlement Corp.  (See Note 8 on Page 2)         Operating           DE             NJ
              --------------------------------------------------------------------------------------------------------------------

                                                                                                   Parent's
                                                                                       Number of  Percent of       Comments
                                                                            Federal     Shares    Ownership          (e.g.,
                                                                           Tax ID #      Owned    or Control    Basis of Control)
                                                                           ---------     -----    ----------   -------------------
AXA Financial, Inc.
--------------------------------------------------------------------------
  AXA Equitable Financial Services, LLC   (Note 2)
  ------------------------------------------------------------------------
     AXA Equitable Life Insurance Company *
     ---------------------------------------------------------------------
       Equitable Holdings, LLC
       -------------------------------------------------------------------------------
          ELAS Securities Acquisition Corporation                         13-3049038       500      100.00%
          ----------------------------------------------------------------------------
          Equitable Casualty Insurance Company *                          06-1166226     1,000      100.00%
          ----------------------------------------------------------------------------
          ECMC, LLC   (See Note 4 on Page 2)                              13-3266813         -      100.00%
          ----------------------------------------------------------------------------
             Equitable Capital Private Income & Equity                                                         ECMC is G.P.
               Partnership II, L.P.                                       13-3544879         -           -     ("Deal Flow Fund II")
          ----------------------------------------------------------------------------
          AllianceBernstein Corporation (See Note 4 on Page 2)            13-3633538       100      100.00%
          ----------------------------------------------------------------------------
              See Attached Listing B
          ----------------------------------------------------------------------------
          AXA Distributors, LLC                                           52-2233674         -      100.00%
          ----------------------------------------------------------------------------
             AXA  Distributors Insurance Agency of Alabama, LLC           52-2255113         -      100.00%
             -------------------------------------------------------------------------
             AXA Distributors Insurance Agency, LLC                       06-1579051         -      100.00%
             -------------------------------------------------------------------------
             AXA Distributors Insurance Agency of
               Massachusetts, LLC                                         04-3567096         -      100.00%
             -------------------------------------------------------------------------
             AXA Distributors Insurance Agency of Texas, Inc.             74-3006330     1,000      100.00%
          ----------------------------------------------------------------------------
          J.M.R. Realty Services, Inc.                                    13-3813232     1,000      100.00%
          ----------------------------------------------------------------------------
          Equitable Structured Settlement Corp. (See Note 8 on Page 2)    22-3492811       100      100.00%
          ----------------------------------------------------------------------------

*  Affiliated Insurer

          Equitable Investment Corp merged into Equitable Holdings, LLC on
            November 30, 1999.
          Equitable Capital Management Corp. became ECMC, LLC on November 30,
            1999.
          Effective March 15, 2000, Equisource of New York, Inc. and its subsidiaries were merged into AXA Network, LLC, which was then sold to AXA Distribution Holding Corp.
          Effective January 1, 2002, Equitable Distributors, Inc. merged into
            AXA Distributors, LLC.

AXA FINANCIAL, INC. - SUBSIDIARY ORGANIZATION CHART : Q4-2009
-------------------------------------------------------------
LISTING B - ALLIANCEBERNSTEIN CORPORATION
-----------------------------------------


                                                                                               State of       State of
                                                                               Type of        Incorp. or      Principal
                                                                              Subsidiary       Domicile       Operation
                                                                              ----------       --------       ---------
AXA Financial, Inc.
---------------------------------------------------------------------------
     AXA Equitable Financial Services, LLC   (Note 2)
     ----------------------------------------------------------------------
        AXA Equitable Life Insurance Company*
        -------------------------------------------------------------------
           Equitable Holdings, LLC
           ----------------------------------------------------------------------------------------------------------------
              AllianceBernstein Corporation                                                       DE             NY
              -------------------------------------------------------------------------------------------------------------
                 AllianceBernstein Holding L.P. (See Note 4 on Page 2)      HCO (NYSE: AB)        DE             NY
                 ----------------------------------------------------------------------------------------------------------
                 AllianceBernstein L.P.  (See Note 4 on Page 2)               Operating           DE             NY
                 ----------------------------------------------------------------------------------------------------------
                    AllianceBernstein Trust Company, LLC                      Operating           NH             NY
                    -------------------------------------------------------------------------------------------------------
                    Cursitor Alliance LLC                                        HCO              DE             MA
                    -------------------------------------------------------------------------------------------------------
                    Alliance Capital Management LLC                              HCO              DE             NY
                    -------------------------------------------------------------------------------------------------------
                       Sanford C. Bernstein & Co., LLC                        Operating           DE             NY
                    -------------------------------------------------------------------------------------------------------
                    AllianceBernstein Corporation of Delaware                    HCO              DE             NY
                     ------------------------------------------------------------------------------------------------------
                       ACAM Trust Company Private Ltd.                        Operating         India           India
                       ----------------------------------------------------------------------------------------------------
                       AllianceBernstein (Argentina) S.R.L.                   Operating       Argentina       Argentina
                       ----------------------------------------------------------------------------------------------------
                       ACM Software Services Ltd.                             Operating           DE             NY
                       ----------------------------------------------------------------------------------------------------
                       Alliance Barra Research Institute, Inc.                   HCO              DE             NY
                       ----------------------------------------------------------------------------------------------------
                        AllianceBernstein Japan Inc.                              HCO              DE            Japan
                       ----------------------------------------------------------------------------------------------------
                                AllianceBernstein Japan Ltd.                  Operating         Japan           Japan
                       ----------------------------------------------------------------------------------------------------
                       AllianceBernstein Invest. Management Australia
                          Limited                                             Operating       Australia       Australia
                       ----------------------------------------------------------------------------------------------------
                       AllianceBernstein Global Derivatives Corp.             Operating           DE             NY
                       ----------------------------------------------------------------------------------------------------
                       AllianceBernstein Investimentos (Brazil) Ltda.         Operating         Brazil         Brazil
                       ----------------------------------------------------------------------------------------------------
                       AllianceBernstein Limited                              Operating          U.K.           U.K.
                       ----------------------------------------------------------------------------------------------------
                                ACM Bernstein GmbH                            Operating        Germany         Germany
                                -------------------------------------------------------------------------------------------
                                AllianceBernstein Services Limited            Operating          U.K.           U.K.
                       ----------------------------------------------------------------------------------------------------
                       AllianceBernstein (Luxembourg) S.A.                    Operating          Lux.           Lux.
                       ----------------------------------------------------------------------------------------------------
                                AllianceBernstein (France) SAS                Operating         France         France
                       ----------------------------------------------------------------------------------------------------
                       AllianceBernstein (Mexico) S. de R.L. de C.V.          Operating         Mexico         Mexico
                       ----------------------------------------------------------------------------------------------------
                       AllianceBernstein Australia Limited                    Operating       Australia       Australia
                       ----------------------------------------------------------------------------------------------------
                       AllianceBernstein Canada, Inc.                         Operating         Canada         Canada
                       ----------------------------------------------------------------------------------------------------
                       AllianceBernstein New Zealand Limited                  Operating      New Zealand     New Zealand
                       ----------------------------------------------------------------------------------------------------

                                                                                                      Parent's
                                                                                         Number of   Percent of       Comments
                                                                              Federal     Shares     Ownership          (e.g.,
                                                                             Tax ID #      Owned     or Control    Basis of Control)
                                                                             ---------     -----     ----------   ------------------
AXA Financial, Inc.
---------------------------------------------------------------------------
   AXA Equitable Financial Services, LLC   (Note 2)
   ----------------------------------------------------------------------
      AXA Equitable Life Insurance Company*
      -------------------------------------------------------------------
         Equitable Holdings, LLC
         ------------------------------------------------------------------------------
            AllianceBernstein Corporation                                 13-3633538                            owns 1% GP interest
                                                                                                                in AllianceBernstein
                                                                                                                L.P. and 100,000 GP
                                                                                                                units in
                                                                                                                AllianceBernstein
                                                                                                                Holding L.P.
            ---------------------------------------------------------------------------
               AllianceBernstein Holding L.P. (See Note 4 on Page 2)      13-3434400
               ------------------------------------------------------------------------
               AllianceBernstein L.P.  (See Note 4 on Page 2)             13-4064930
               ------------------------------------------------------------------------
                  AllianceBernstein Trust Company, LLC                    13-4064930                  100.00%   Sole member interest
                  ---------------------------------------------------------------------
                  Cursitor Alliance LLC                                   22-3424339                  100.00%
                  ---------------------------------------------------------------------
                  Alliance Capital Management LLC                              -                      100.00%
                  ---------------------------------------------------------------------
                     Sanford C. Bernstein & Co., LLC                      13-4132953                  100.00%
                  ---------------------------------------------------------------------
                  AllianceBernstein Corporation of Delaware               13-2778645            10    100.00%
                   ---------------------------------------------------------------------
                     ACAM Trust Company Private Ltd.                           -                      100.00%
                     ------------------------------------------------------------------
                     AllianceBernstein (Argentina) S.R.L.                      -                       99.00%   AllianceBernstein
                                                                                                                Oceanic Corporation
                                                                                                                owns 1%
                     ------------------------------------------------------------------
                     ACM Software Services Ltd.                           13-3910857                  100.00%
                     ------------------------------------------------------------------
                     Alliance Barra Research Institute, Inc.              13-3548918         1,000    100.00%
                     ------------------------------------------------------------------
                      AllianceBernstein Japan Inc.                         13-3009358
                     ------------------------------------------------------------------
                              AllianceBernstein Japan Ltd.                     -                      100.00%
                     ------------------------------------------------------------------
                     AllianceBernstein Invest. Management Australia
                        Limited                                                -                      100.00%
                     ------------------------------------------------------------------
                     AllianceBernstein Global Derivatives Corp.           13-3626546         1,000    100.00%
                     ------------------------------------------------------------------
                     AllianceBernstein Investimentos (Brazil) Ltda.            -                       99.00%   AllianceBernstein
                                                                                                                Oceanic Corporation
                                                                                                                owns 1%
                     ------------------------------------------------------------------
                     AllianceBernstein Limited                                 -           250,000    100.00%
                     ------------------------------------------------------------------
                              ACM Bernstein GmbH                               -                      100.00%
                              ---------------------------------------------------------
                              AllianceBernstein Services Limited               -             1,000    100.00%
                     ------------------------------------------------------------------
                     AllianceBernstein (Luxembourg) S.A.                       -             3,999     99.98%   AllianceBernstein
                                                                                                                Oceanic Corporation
                                                                                                                owns .025%
                     ------------------------------------------------------------------
                              AllianceBernstein (France) SAS                   -                      100.00%
                     ------------------------------------------------------------------
                     AllianceBernstein (Mexico) S. de R.L. de C.V.             -                      100.00%
                     ------------------------------------------------------------------
                     AllianceBernstein Australia Limited                       -                       50.00%   3rd party (NMFM)
                                                                                                                owns 50%
                     ------------------------------------------------------------------
                     AllianceBernstein Canada, Inc.                       13-3630460        18,750    100.00%
                     ------------------------------------------------------------------
                     AllianceBernstein New Zealand Limited                     -                       50.00%   3rd party (NMFM)
                                                                                                                owns 50%
                     ------------------------------------------------------------------

AXA FINANCIAL, INC. - SUBSIDIARY ORGANIZATION CHART : Q4-2009
-------------------------------------------------------------
LISTING B - ALLIANCEBERNSTEIN CORPORATION
-----------------------------------------


                                                                                                     State of       State of
                                                                                     Type of        Incorp. or      Principal
                                                                                    Subsidiary       Domicile       Operation
                                                                                    ----------       --------       ---------
AXA Financial, Inc.
--------------------------------------------------------------------------------
   AXA Equitable Financial Services, LLC   (Note 2)
   ----------------------------------------------------------------------------
      AXA Equitable Life Insurance Company*
      -------------------------------------------------------------------------
         Equitable Holdings, LLC
         -----------------------------------------------------------------------------------------------------------------------
            AllianceBernstein Corporation                                                             DE             NY
            --------------------------------------------------------------------------------------------------------------------
               AllianceBernstein L.P.                                             Operating           DE             NY
               -----------------------------------------------------------------------------------------------------------------
                  AllianceBernstein Corporation of Delaware (Cont'd)                 HCO              DE             NY
                  --------------------------------------------------------------------------------------------------------------
                     AllianceBernstein Investment Research (Proprietary)
                        Limited                                                   Operating       So Africa       So Africa
                     -----------------------------------------------------------------------------------------------------------
                     AllianceBernstein (Singapore) Ltd.                           Operating       Singapore       Singapore
                     -----------------------------------------------------------------------------------------------------------
                     Alliance Capital (Mauritius) Private Ltd.                       HCO          Mauritius       Mauritius
                     -----------------------------------------------------------------------------------------------------------
                              Alliance Capital Asset Management (India)
                                 Private Ltd                                      Operating         India           India
                              --------------------------------------------------------------------------------------------------
                              AllianceBernstein Invest. Res. & Manage.
                                 (India) Pvt.                                     Operating         India           India
                     -----------------------------------------------------------------------------------------------------------
                     AllianceBernstein Oceanic Corporation                           HCO              DE             NY
                     -----------------------------------------------------------------------------------------------------------
                     Alliance Capital Real Estate, Inc.                           Operating           DE             NY
                     -----------------------------------------------------------------------------------------------------------
                     Alliance Corporate Finance Group Incorporated.               Operating           DE             NY
                     -----------------------------------------------------------------------------------------------------------
                     Alliance Eastern Europe, Inc.                                   HCO              DE             NY
                     -----------------------------------------------------------------------------------------------------------
                     AllianceBernstein Asset Management (Korea) Ltd.              Operating         Korea           Korea
                     -----------------------------------------------------------------------------------------------------------
                     AllianceBernstein Investments, Inc.                          Operating           DE             NY
                     -----------------------------------------------------------------------------------------------------------
                     AllianceBernstein Investor Services, Inc.                    Operating           DE             TX
                     -----------------------------------------------------------------------------------------------------------
                     AllianceBernstein Hong Kong Limited                          Operating       Hong Kong       Hong Kong
                     -----------------------------------------------------------------------------------------------------------
                              AllianceBernstein Taiwan Ltd.                       Operating         Taiwan         Taiwan
                     -----------------------------------------------------------------------------------------------------------
                     Sanford C. Bernstein Limited                                 Operating          U.K.           U.K.
                     -----------------------------------------------------------------------------------------------------------
                              Sanford C. Bernstein (CREST Nominees) Ltd.          Operating          U.K.           U.K.
                     -----------------------------------------------------------------------------------------------------------
                     Sanford C. Bernstein Proprietary Limited                      Inactive       Australia       Australia
                     -----------------------------------------------------------------------------------------------------------

                                                                                                     Parent's
                                                                                         Number of  Percent of        Comments
                                                                              Federal     Shares     Ownership         (e.g.,
                                                                             Tax ID #     Owned     or Control    Basis of Control)
                                                                             ---------    -----     ----------  --------------------
AXA Financial, Inc.
----------------------------------------------------------------------------
   AXA Equitable Financial Services, LLC   (Note 2)
   -------------------------------------------------------------------------
      AXA Equitable Life Insurance Company*
      ----------------------------------------------------------------------
         Equitable Holdings, LLC
         --------------------------------------------------------------------------------
            AllianceBernstein Corporation                                   13-3633538
            -----------------------------------------------------------------------------
               AllianceBernstein L.P.                                       13-4064930
               --------------------------------------------------------------------------
                  AllianceBernstein Corporation of Delaware (Cont'd)        13-2778645
                  -----------------------------------------------------------------------
                     AllianceBernstein Investment Research (Proprietary)
                        Limited                                                  -                   100.00%
                     --------------------------------------------------------------------
                     AllianceBernstein (Singapore) Ltd.                          -                   100.00%
                     --------------------------------------------------------------------
                     Alliance Capital (Mauritius) Private Ltd.                   -                   100.00%
                     --------------------------------------------------------------------
                              Alliance Capital Asset Management (India)          -                    75.00%   3rd party (Ankar
                                 Private Ltd                                                                   Capital India Pvt.
                                                                                                               Ltd.) owns 25%
                              -----------------------------------------------------------
                              AllianceBernstein Invest. Res. & Manage.
                                 (India) Pvt.                                    -                   100.00%
                     --------------------------------------------------------------------
                     AllianceBernstein Oceanic Corporation                  13-3441277     1,000     100.00%
                     --------------------------------------------------------------------
                     Alliance Capital Real Estate, Inc.                     75-3165543               100.00%
                     --------------------------------------------------------------------
                     Alliance Corporate Finance Group Incorporated.         52-1671668     1,000     100.00%
                     --------------------------------------------------------------------
                     Alliance Eastern Europe, Inc.                          13-3802178               100.00%
                     --------------------------------------------------------------------
                     AllianceBernstein Asset Management (Korea) Ltd.             -                   100.00%
                     --------------------------------------------------------------------
                     AllianceBernstein Investments, Inc.                    13-3191825       100     100.00%
                     --------------------------------------------------------------------
                     AllianceBernstein Investor Services, Inc.              13-3211780       100     100.00%
                     --------------------------------------------------------------------
                     AllianceBernstein Hong Kong Limited                         -                   100.00%
                     --------------------------------------------------------------------
                              AllianceBernstein Taiwan Ltd.                      -                    99.00%   Others own 1%
                     --------------------------------------------------------------------
                     Sanford C. Bernstein Limited                                -                   100.00%
                     --------------------------------------------------------------------
                              Sanford C. Bernstein (CREST Nominees) Ltd.         -                   100.00%   Devonshire House,
                                                                                                               1 Mayfair Place
                     --------------------------------------------------------------------
                     Sanford C. Bernstein Proprietary Limited                    -                   100.00%   Inactive
                     --------------------------------------------------------------------

AXA FINANCIAL, INC. - SUBSIDIARY ORGANIZATION CHART : Q4-2009
-------------------------------------------------------------
LISTING C - MONY
----------------



                                                                                                   State of       State of
                                                                                   Type of        Incorp. or      Principal
                                                                                  Subsidiary       Domicile       Operation
                                                                                  ----------       --------       ---------
AXA Financial, Inc.
----------------------------------------------------------------------------------------------------------------------------------
   MONY Agricultural Investment Advisers, Inc.                                    Operating           DE             CO
   -----------------------------------------------------------------------------------------------------------------------------
   MONY Capital Management, Inc.                                                  Operating           DE             NY
   -----------------------------------------------------------------------------------------------------------------------------
   MONY Asset Management, Inc.                                                    Operating           DE             NY
   -----------------------------------------------------------------------------------------------------------------------------
   AXA Equitable Financial Services, LLC   (Note 2)
   -----------------------------------------------------------------------------------------------------------------------------
      AXA Equitable Life Insurance Company *
      --------------------------------------------------------------------------------------------------------------------------
      MONY Life Insurance Company *                                               Insurance           NY             NY
      --------------------------------------------------------------------------------------------------------------------------
         MONY International Holdings, LLC                                            HCO              DE             NY
         -----------------------------------------------------------------------------------------------------------------------
            MONY International Life Insurance Co. Seguros de Vida S.A.*           Insurance       Argentina       Argentina
            --------------------------------------------------------------------------------------------------------------------
            MONY Financial Resources of the Americas Limited                         HCO           Jamaica         Jamaica
            --------------------------------------------------------------------------------------------------------------------
            MBT, Ltd.                                                             Operating     Cayman Islands Cayman Islands
            --------------------------------------------------------------------------------------------------------------------
               MONY Consultoria e Corretagem de Seguros Ltda.                     Operating         Brazil         Brazil
               -----------------------------------------------------------------------------------------------------------------
               MONY Life Insurance Company of the Americas, Ltd.*                 Insurance     Cayman Islands Cayman Islands
         -----------------------------------------------------------------------------------------------------------------------
         MONY Life Insurance Company of America*                                  Insurance           AZ             NY
         -----------------------------------------------------------------------------------------------------------------------
         U.S. Financial Life Insurance Company *                                  Insurance           OH             OH
         -----------------------------------------------------------------------------------------------------------------------
         MONY Financial Services, Inc.                                               HCO              DE             NY
         -----------------------------------------------------------------------------------------------------------------------
            Financial Marketing Agency, Inc.                                      Operating           OH             OH
            --------------------------------------------------------------------------------------------------------------------
            MONY Brokerage, Inc.                                                  Operating           DE             PA
            --------------------------------------------------------------------------------------------------------------------
               MBI Insurance Agency of Ohio, Inc.                                 Operating           OH             OH
               -----------------------------------------------------------------------------------------------------------------
               MBI Insurance Agency of Alabama, Inc.                              Operating           AL             AL
               -----------------------------------------------------------------------------------------------------------------
               MBI Insurance Agency of Texas, Inc.                                Operating           TX             TX
               -----------------------------------------------------------------------------------------------------------------
               MBI Insurance Agency of Massachusetts, Inc.                        Operating           MA             MA
               -----------------------------------------------------------------------------------------------------------------
               MBI Insurance Agency of Washington, Inc.                           Operating           WA             WA
               -----------------------------------------------------------------------------------------------------------------
               MBI Insurance Agency of New Mexico, Inc.                           Operating           NM             NM
            --------------------------------------------------------------------------------------------------------------------
            1740 Ventures, Inc.                                                   Operating           NY             NY
            --------------------------------------------------------------------------------------------------------------------
            Enterprise Capital Management, Inc.                                   Operating           GA             GA
            --------------------------------------------------------------------------------------------------------------------
               Enterprise Fund Distributors, Inc.                                 Operating           DE             GA
            --------------------------------------------------------------------------------------------------------------------
            MONY Assets Corp.                                                        HCO              NY             NY
            --------------------------------------------------------------------------------------------------------------------
               MONY Benefits Management Corp.                                     Operating           DE             NY
            --------------------------------------------------------------------------------------------------------------------
            1740 Advisers, Inc.                                                   Operating           NY             NY
            --------------------------------------------------------------------------------------------------------------------
            MONY Securities Corporation                                           Operating           NY             NY
            --------------------------------------------------------------------------------------------------------------------
               Trusted Insurance Advisers General Agency Corp.                    Operating           MN             NY
               -----------------------------------------------------------------------------------------------------------------
               Trusted Investment Advisers Corp.                                  Operating           MN             NY
               -----------------------------------------------------------------------------------------------------------------

                                                                                                   Parent's
                                                                                       Number of  Percent of       Comments
                                                                           Federal      Shares    Ownership          (e.g.,
                                                                          Tax ID #       Owned    or Control    Basis of Control)
                                                                          ---------      -----    ----------  --------------------
AXA Financial, Inc.
----------------------------------------------------------------------------------------
   MONY Agricultural Investment Advisers, Inc.                           75-2961816                  100.00%
   -----------------------------------------------------------------------------------
   MONY Capital Management, Inc.                                         13-4194065                  100.00%
   -----------------------------------------------------------------------------------
   MONY Asset Management, Inc.                                           13-4194080                  100.00%
   -----------------------------------------------------------------------------------
   AXA Equitable Financial Services, LLC   (Note 2)
   -----------------------------------------------------------------------------------
      AXA Equitable Life Insurance Company *
      --------------------------------------------------------------------------------
      MONY Life Insurance Company *                                      13-1632487                  100.00%
      --------------------------------------------------------------------------------
         MONY International Holdings, LLC                                13-3790446                  100.00%
         -----------------------------------------------------------------------------
            MONY International Life Insurance Co. Seguros de Vida S.A.*  98-0157781                  100.00%
            --------------------------------------------------------------------------
            MONY Financial Resources of the Americas Limited                                          99.00%
            --------------------------------------------------------------------------
            MBT, Ltd.                                                    98-0152047                  100.00%  79% by MONY Int'l
                                                                                                              Holdings & 21% by
                                                                                                              MONY Financial
                                                                                                              Resources
            --------------------------------------------------------------------------
               MONY Consultoria e Corretagem de Seguros Ltda.                                         99.00%
               -----------------------------------------------------------------------
               MONY Life Insurance Company of the Americas, Ltd.*        98-0152046                  100.00%
         -----------------------------------------------------------------------------
         MONY Life Insurance Company of America*                         86-0222062                  100.00%
         -----------------------------------------------------------------------------
         U.S. Financial Life Insurance Company *                         38-2046096       405,000    100.00%
         -----------------------------------------------------------------------------
         MONY Financial Services, Inc.                                   11-3722370         1,000    100.00%
         -----------------------------------------------------------------------------
            Financial Marketing Agency, Inc.                             31-1465146            99     99.00%
            --------------------------------------------------------------------------
            MONY Brokerage, Inc.                                         22-3015130         1,500    100.00%
            --------------------------------------------------------------------------
               MBI Insurance Agency of Ohio, Inc.                        31-1562855             5    100.00%
               -----------------------------------------------------------------------
               MBI Insurance Agency of Alabama, Inc.                     62-1699522             1    100.00%
               -----------------------------------------------------------------------
               MBI Insurance Agency of Texas, Inc.                       74-2861481            10    100.00%
               -----------------------------------------------------------------------
               MBI Insurance Agency of Massachusetts, Inc.               06-1496443             5    100.00%
               -----------------------------------------------------------------------
               MBI Insurance Agency of Washington, Inc.                  91-1940542             1    100.00%
               -----------------------------------------------------------------------
               MBI Insurance Agency of New Mexico, Inc.                  62-1705422             1    100.00%
            --------------------------------------------------------------------------
            1740 Ventures, Inc.                                          13-2848244         1,000    100.00%
            --------------------------------------------------------------------------
            Enterprise Capital Management, Inc.                          58-1660289           500    100.00%
            --------------------------------------------------------------------------
               Enterprise Fund Distributors, Inc.                        22-1990598         1,000    100.00%
            --------------------------------------------------------------------------
            MONY Assets Corp.                                            13-2662263       200,000    100.00%
            --------------------------------------------------------------------------
               MONY Benefits Management Corp.                            13-3363383         9,000    100.00%
            --------------------------------------------------------------------------
            1740 Advisers, Inc.                                          13-2645490        14,600    100.00%
            --------------------------------------------------------------------------
            MONY Securities Corporation                                  13-2645488         7,550    100.00%
            --------------------------------------------------------------------------
               Trusted Insurance Advisers General Agency Corp.           41-1941465         1,000    100.00%
               -----------------------------------------------------------------------
               Trusted Investment Advisers Corp.                         41-1941464             1    100.00%
               -----------------------------------------------------------------------


-  As of February 18, 2005, MONY Realty Capital, Inc. was sold.
-  As of February 2005, MONY Realty Partners, Inc. was dissolved
- MONY Financial Resources of the Americas Limited, is 99% owned by MONY International Holdings, LLC and an individual holds one share of it stock for Jamaican regulatory reasons.
- MONY Consultoria e Corretagem de Seguros Ltda., is 99% owned by MONY International Holdings, LLC and an individual holds one share of it stock for Brazilian regulatory reasons.
- Financial Marketing Agency, Inc., is 99% owned by MONY International Holdings, LLC and an individual in Ohio holds one share of it stock for regulatory reasons.
-  Enterprise Accumulation Trust was merged into EQAT on July 9, 2004
-  MONY Series Funds, Inc. was merged into EQAT on July 9, 2004
-  As of August 31, 2006, Sagamore Financial LLC was dissolved
-  MONY Benefits Service Corp. was sold on January 26, 2007.
- As of November 30, 2007, MONY Holdings LLC merged into AXA Equitable Financial Services, LLC.
-  MONY Bank & Trust Company of the Americas, Ltd. changed its name to MBT Ltd.

Item 27. Number of Contractowners

         As of February 28, 2010 there were 121 Qualified Contract holders and 107 Non-Qualified COntract holders of the contracts offered by the Registrant under this Registration Statement.

Item 28. Indemnification

     (a) Indemnification of Officers and Directors

         The by-laws of AXA Equitable Life Insurance Company ("AXA Equitable") provide, in Article VII, as follows:

             7.4 Indemnification of Directors, Officers and Employees. (a) To the extent permitted by the law of the State of New York and subject to all applicable requirements thereof:

             (i) Any person made or threatened to be made a party to any action or proceeding, whether civil or criminal, by reason of the fact that he or she, or his or her testator or intestate is or was a director, officer or employee of the Company shall be indemnified by the Company;

            (ii) Any person made or threatened to be made a party to any action or proceeding, whether civil or criminal, by reason of the fact that he or she, or his or her testator or intestate serves or served any other organization in any capacity at the request of the Company may be indemnified by the Company; and

           (iii) the related expenses of any such person in any of said categories may be advanced by the Company.

                  (b) To the extent permitted by the law of the State of New
                      York, the Company or the Board of Directors, by amendment of these By-Laws, or by agreement. (Business Corporation Law ss.721-726: Insurance Law ss.1216.

         The directors and officers of AXA Equitable are insured under policies issued by X.L. Insurance Company, Arch Insurance Company,
Endurance Insurance Company, U.S. Specialty Insurance, St. Paul Travelers, Chubb Insurance Company, AXIS Insurance Company and ACE Insurance Company. The annual limit on such policies is 150 million, and the policies insure the officers and directors against certain liabilities arising out of their conduct in such capacities.

     (b) Indemnification of Principal Underwriter

         To the extent permitted by law of the State of New York and subject to all applicable requirements thereof, AXA Advisors, LLC has undertaken to indemnify each of its directors and officers who is made or threatened to be made a party to any action or proceeding, whether civil or criminal, by reason of the fact the director or officer, or his or her testator or intestate, is or was a director or officer of AXA Advisors, LLC.

     (c) Undertaking

         Insofar as indemnification for liability arising under the Securities Act of 1933 ("Act") may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29. Principal Underwriters

         (a) AXA Advisors, LLC, an affiliate of AXA Equitable, MONY Life Insurance Company and MONY Life Insurance Company of America, is the principal underwriter for Separate Accounts 45, 49, 301, A, I, FP and EQ Advisors Trust and AXA Premier VIP Trust and of MONY Variable Account A, MONY Variable Account L, MONY America Variable Account A, MONY America Variable Account L, MONY Variable Account S, MONY America Variable Account S, and Keynote Series Account. The principal business address of AXA Advisors, LLC is 1290 Avenue of the Americas, NY, NY 10104.

         (b) Set forth below is certain information regarding the directors and principal officers of AXA Advisors, LLC. The business address of the persons whose names are preceded by an asterisk is that of AXA Advisors, LLC.

AXA ADVISORS, LLC

NAME AND PRINCIPAL                    POSITIONS AND OFFICES WITH UNDERWRITER
BUSINESS ADDRESS                      (AXA ADVISORS LLC)
----------------                      --------------------------------------
*Harvey E. Blitz                      Director and Senior Vice President

*Andrew J. McMahon                    Chairman of the Board and Director

*Christine Nigro                      President and Director

*Richard S. Dziadzio                  Director

*Barbara Goodstein                    Director

*James A. Shepherdson                 Director

*William Degnan                       Senior Vice President and Divisional
                                      President

Jeffrey Green                         Senior Vice President
4251 Crums Mill Road
Harrisburg, PA 17112

*Kevin R. Byrne                       Executive Vice President and Treasurer

*Patricia Roy                         Chief Compliance Officer

*Philip Pescatore                     Chief Risk Officer

*Maurya Keating                       Vice President and Associate
                                      General Counsel

*Anthony Sages                        Chief Sales Officer

*Francesca Divone                     Secretary

*Susan Vesey                          Assistant Secretary


         (c) The information under "Distribution of the Contracts" in the Prospectus and Statement of Additional Information forming a part of this Registration Statement is incorporated herein by reference.

Item 30. Location of Accounts and Records

          The records required to be maintained by Section 31(a) of the Investment Company Act of 1940 and Rules 31a-1 to 31a-3 thereunder are maintained by AXA Equitable Life Insurance Company at 1290 Avenue of the Americas, New York, New York 10104, 135 West 50th Street, New York, NY 10020, and 500 Plaza Drive, Secaucus, NJ 07096. The policies files will be kept at Vantage Computer System, Inc., 301 W. 11th Street, Kansas City, Mo. 64105.



Item 31. Management Services

         Not applicable.


Item 32. Undertakings

The Registrant hereby undertakes:

         (a) to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted;

         (b) to include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a postcard or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information;

         (c) to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request.


AXA Equitable represents that the fees and charges deducted under the Certificates described in this Registration Statement, in the aggregate, in each case, are reasonable in relation to the services rendered, the expenses to be incurred, and the risks assumed by AXA Equitable under the respective Certificates.


The Registrant hereby represents that it is relying on the November 28, 1988 no-action letter (Ref. No. IP-6-88) relating to variable annuity contracts offered as funding vehicles for retirement plans meeting the requirements of
Section 403(b) of the Internal Revenue Code. Registrant further represents that it will comply with the provisions of paragraphs (1)-(4) of that letter.

                                   SIGNATURES



         As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this amendment to the Registration Statement and has duly caused this Amendment to the Registration Statement to be signed on its behalf, in the City and State of New York, on this 22nd day of April, 2010.




                                        SEPARATE ACCOUNT No. 45 OF
                                        AXA EQUITABLE LIFE INSURANCE COMPANY
                                                    (Registrant)

                                        By: AXA Equitable Life Insurance
                                        Company
                                                    (Depositor)


                                        By: /s/ Dodie Kent
                                           ---------------------
                                        Dodie Kent
                                        Vice President and Associate General
                                        Counsel
                                        AXA Equitable Life Insurance Company

                                   SIGNATURES


         As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Depositor, has caused this Amendment to the Registration Statement to be signed on its behalf, in the City and State of New York, on this 22nd day of April, 2010.


                                           AXA EQUITABLE LIFE ASSURANCE COMPANY
                                                      (Depositor)


                                           By: /s/ Dodie Kent
                                              ---------------------------------
                                              Dodie Kent
                                              Vice President and Associate
                                              General Counsel
                                              AXA Equitable Life Insurance
                                              Company



         As required by the Securities Act of 1933, this Amendment to the Registration Statement has been signed by the following persons in the capacities and on the date indicated:

PRINCIPAL EXECUTIVE OFFICERS:

*Christopher M. Condron                    Chairman of the Board, President,
                                           Chief Executive Officer and Director

PRINCIPAL FINANCIAL OFFICER:

*Richard S. Dziadzio                       Senior Executive Vice President and
                                           Chief Financial Officer

PRINCIPAL ACCOUNTING OFFICER:

*Alvin H. Fenichel                         Senior Vice President and
                                           Chief Accounting Officer


*DIRECTORS:

Christopher M. Condron      Mary R. (Nina) Henderson       Joseph H. Moglia
Henri de Castries           James F. Higgins               Lorie A. Slutsky
Denis Duverne               Peter S. Kraus                 Ezra Suleiman
Charlynn Goins              Scott D. Miller                Peter J. Tobin
Anthony J. Hamilton



*By: /s/ Dodie Kent
     ------------------------
         Dodie Kent
         Attorney-in-Fact

April 22, 2010

                                 EXHIBIT INDEX




EXHIBIT NO.                                                TAG VALUE
-----------                                                ---------

 9.(f)     Opinion and Consent of Counsel                   EX-99.9f

10.(a)     Consent of PricewaterhouseCoopers LLP            EX-99.10a

10.(b)     Powers of Attorney                               EX-99.10b